UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 File No.  333-105992

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 11	☑
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                                                                                                                                                     File No.  811-03330
Amendment No. 274 ☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT – II
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)   (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Robert W. Horner, III, Vice President - Corporate Governance and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 1, 2009

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on May 1, 2009 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Individual Flexible Premium Deferred Variable Annuity Contract

Schwab Custom Solutions™ Variable Annuity
Nationwide Life Insurance Company
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-II
The date of this prospectus is May 1, 2009 .

This prospectus contains basic information you should understand about the contracts before investing.  Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products.  Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 2009 ), which contains additional information about the contracts and the variable account, including the Condensed Financial Information for the various variable account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  (The Condensed Financial Information for the minimum and maximum variable account charges is available in Appendix B of this prospectus.) The table of contents for the Statement of Additional Information is on page 38.  For general information or to obtain free copies of the Statement of Additional Information, call Nationwide's service center at 1-800-848-6331 (TDD 1-800-238-3035) or write:

Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522

Information about this and other Nationwide products can be found at: www.nationwide.com.

Information about us and the product (including the Statement of Additional Information) may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

Before investing, understand that annuities and/or life insurance products are not insured by the FDIC or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  Annuities that involve investment risk may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

The sub-accounts available under this contract invest in the underlying mutual funds of the companies listed below. For a complete list of the available sub-accounts, please refer to the Appendix A. For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund.   Purchase payments not invested in the underlying mutual funds of the Nationwide Variable Account may be allocated to fixed account.

AIM Variable Insurance Funds
Alger American Fund
AllianceBernstein Variable Products Series Fund, Inc.
American Century Variable Portfolios II, Inc.
American Century Variable Portfolios, Inc.
BlackRock Variable Series Funds, Inc.
Dreyfus
Dreyfus Investment Portfolios
Dreyfus Variable Investment Fund
Federated Insurance Series
Fidelity Variable Insurance Products Fund
Franklin Templeton Variable Insurance Products Trust
Ivy Funds Variable Insurance Portfolios, Inc.
Janus Aspen Series
MFS® Variable Insurance Trust
Nationwide Variable Insurance Trust
Neuberger Berman Advisers Management Trust
Oppenheimer Variable Account Funds
PIMCO Variable Insurance Trust
Putnam Variable Trust
Schwab Annuity Portfolios
T. Rowe Price Equity Series, Inc.
The Universal Institutional Funds, Inc.
Wells Fargo Advantage Funds® Variable Trust

1

Purchase payments not invested in the underlying mutual funds of the Nationwide Variable Account-II ("variable account") may be allocated to the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction – refer to your contract for specific information).

Not all of the underlying mutual funds offered under the contract are available when the Capital Preservation Plus Option is elected.  Please see "Capital Preservation Plus Option" later in this prospectus for the list of underlying mutual funds available in conjunction with that option.

To contact Charles Schwab Insurance Services:

call:         1-888-311-4887

write:       Schwab Insurance Services
P.O. Box 7666
San Francisco, California  94120-7666

or go on-line to:

www.schwab.com

2

Glossary of Special Terms

Accumulation unit - An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

Annuitization date - The date on which Nationwide annuity payments begin.

Annuity commencement date - The date on which annuity payments are scheduled to begin.

Annuity unit - An accounting unit of measure used to calculate the value of variable annuity payments.

Contract value - The value of all accumulation units in a contract plus any amount held under Guaranteed Term Options.

Contract year- Each year the contract is in force beginning with the date the contract is issued.

Daily Net Assets - A figure that is calculated at the end of each valuation date and represents the sum of all the contract owners’ interests in the variable Sub-accounts after the deduction of contract and underlying mutual fund expenses.

FDIC – Federal Deposit Insurance Corporation.

General account - All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

Guaranteed Term Option - Investment Options that are part of the Multiple Maturity Separate Account providing a guaranteed interest rate paid over certain period of time (or terms), if certain conditions are met.  Guaranteed Term Option is referred to as Target Term Option in the state of Pennsylvania.

Individual Retirement Account - An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity or IRA - An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-Only Contract - A contract purchased by a qualified pension, profit-sharing or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.

Multiple Maturity Separate Account – A separate account of Nationwide funding the Guaranteed Term Options with terms of 3, 5, 7, or 10 years with a fixed rate of return (subject to a market value adjustment).

Nationwide - Nationwide Life Insurance Company.

Net Asset Value - The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Non-Qualified Contract - A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

Qualified Plan - A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts.  In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.

Roth IRA - An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC - Securities and Exchange Commission.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Simple IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

Sub-accounts - Divisions of the variable account for which accumulation units and annuity units are separately maintained – each sub-account corresponds to a single underlying mutual fund.

Target Term Option - Investment options that are, in all material respects, the same as Guaranteed Term Options.  All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Lifetime Income Option will also mean Target Term Options (in applicable jurisdictions).

Tax Sheltered Annuity - An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.  None of the Tax Sheltered Annuities sold under this prospectus are subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA").

Valuation date - Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net Asset Value of accumulation units or annuity units might be materially affected.  Values of the variable account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 p.m. Eastern Time, but may close earlier on certain days and as conditions warrant.

Valuation period - The period of time commencing at the close of a Valuation date and ending at the close of the New York Stock Exchange for the next succeeding Valuation date.

Variable account - Nationwide Variable Account-II, a separate account of Nationwide that contains variable account allocations.  The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

3

Table of Contents	Page
Glossary of Special Terms	3
Contract Expenses	6
Underlying Mutual Fund Annual Expenses	7
Example	7
Synopsis of the Contracts	8
Purpose of the Contract
Minimum Initial and Subsequent Purchase Payments Dollar Limit Restrictions
Charges and Expenses
Annuity Payments
Taxation
Ten Day Free Look
Condensed Financial Information	10
Financial Statements	10
Nationwide Life Insurance Company	10
Nationwide Investment Services Corporation	10
Charles Schwab and Co., Inc.	10
Investing in the Contract	10
The Variable Account and Underlying Mutual Funds
Guaranteed Term Options
The Contract in General	12
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Contract Modification
Standard Charges and Deductions	14
Sales Charges
Variable Account Charge
Contract Maintenance Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefits, Charges and Deductions	15
Death Benefit Options
Beneficiary Protector II Option
Capital Preservation Plus Option
Removal of Variable Account Charges	20
Ownership and Interests in the Contract	20
Contract Owner
Joint Owner
Contingent Owner
Annuitant
Contingent Annuitant
Co-Annuitant
Joint Annuitant
Beneficiary and Contingent Beneficiary
Changes to the Parties to the Contract
Operation of the Contract	22
Minimum Initial and Subsequent Purchase Payments
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfer Requests
Transfer Restrictions
Transfers Prior to Annuitization
Transfers After Annuitization
Right to Examine and Cancel	25

4

Table of Contents (continued)	Page
Surrender (Redemption) Prior to Annuitization	25
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrender (Redemption) After Annuitization	26
Surrenders Under Certain Plan Types	26
Surrenders Under a Tax Sheltered Annuity
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Assignment	27
Contract Owner Services	27
Asset Rebalancing
Dollar Cost Averaging
Systematic Withdrawals
Death Benefits	28
Death of Contract Owner
Death of Annuitant
Death of Contract Owner/Annuitant
Death Benefit Payment
Death Benefit Calculations
Spousal Protection Feature
Annuity Commencement Date	31
Annuitizing the Contract	32
Annuitization Date
Annuitization
Fixed Annuity Payments
Variable Annuity Payments
Frequency and Amount of Annuity Payments
Annuity Payment Options	36
Annuity Payment Options for Contracts with Total Purchase Payments Less Than or Equal to $2,000,000
Annuity Payment Options for Contracts with Total Purchase Payments Greater Than $2,000,000
Statements and Reports	34
Legal Proceedings	34
Table of Contents of the Statement of Additional Information	38
Appendix A: Underlying Mutual Funds	39
Appendix B: Condensed Financial Information	55
Appendix C: Contract Types and Tax Information	92
Appendix D: State Variations	101

5

Contract Expenses

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses
Sales Charges	0%1
Maximum Premium Tax Charge (as a percentage of purchase payments) Maximum Short-Term Trading Fee (as a percentage of transaction amount)	5%2 1%

The next table describes the fees and expenses (not including underlying mutual fund fees and expenses) that a contract owner will pay periodically during the life of the contract including charges for any optional benefits available under the contract.  The fees associated with any optional benefits elected will be in addition to the variable account charge.

Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$303
Variable Account Annual Expenses (annualized rate of total variable account charges as a percentage of the Daily Net Assets )4
Variable Account Charge	0.95%
Death Benefit Options (an applicant may elect one death benefit option as a replacement for the standard death benefit)
One-Year Enhanced Death Benefit Option Total Variable Account Charges (including this option only)	0.10% 1.05%
Combination Enhanced Death Benefit Option Total Variable Account Charges (including this option only)	0.40%5 1.35%
Beneficiary Protector II Option Total Variable Account Charges (including this option only)	0.35%6 1.30%
In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options will be assessed a fee of 0.35%.
Capital Preservation Plus Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee not to exceed 0.50%.
0.50%7 1.45%

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses
Variable Account Charge (applicable to all contracts)	0.95%
Combination Enhanced Death Benefit Option	0.40%
Beneficiary Protector II Option	0.35%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	2.20%

6

Underlying Mutual Fund Annual Expenses

The next table provides the minimum and maximum total operating expenses, as of December 31, 2008, charged by the underlying mutual funds that you may pay periodically during the life of the Contract.   The table does not reflect Short-Term Trading Fees.  More detail concerning each underlying mutual fund’s fees and expenses, including waivers and reimbursements, is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of the underlying mutual fund's average net assets)
	0.42%	3.02%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

1 There are no sales charges assessed upon purchase payments or surrenders from the contract.
2 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other governmental entities.
3 The Contract Maintenance Charge is deducted proportionally from each sub-account on an annual basis from all contracts containing less than $50,000 on each contract anniversary.  This charge is permanently waived for any contract valued at $50,000 or more on any contract anniversary.
4 These charges apply only to sub-account allocations.  They do not apply to allocations made to the Guaranteed Term Options.  They are charged on a daily basis at the annualized rate noted above.
5 The Combination Enhanced Death Benefit Option is only available for contracts with annuitants age 80 or younger at the time of application.
6 The Beneficiary Protector II Option is only available for contracts with annuitants age 75 or younger at the time of application.
7 The Capital Preservation Plus Option may be elected at application.  Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the contract owner.

Example

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.

The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average contract account size; and
•	the total variable account charges associated with the most expensive combination of optional benefits (2.20%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

Costs associated with surrendering, NOT surrendering or annuitizing at the end of the applicable one-, three-, five- or ten-year time periods are shown below:
If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses ( 3.02%)	$580	$1,725	$2,852	$5,593	*	$1,725	$2,852	$5,593	$580	$1,725	$2,852	$5,593
Minimum Total Underlying Mutual Fund Operating Expenses (0. 42%)	$307	$938	$1,593	$3,347	*	$938	$1,593	$3,347	$307	$938	$1,593	$3,347

*Contracts sold under this prospectus do not permit annuitization in the first or second contract years.

7

Synopsis of the Contracts

The contracts described in this prospectus are individual flexible purchase payment contracts.

The contracts can be categorized as:

•	Charitable Remainder Trusts;
•	Individual Retirement Annuities;
•	Investment-Only Contracts (Qualified Plans);
•	Non-Qualified Contracts;
•	Roth IRAs;
•	Simplified Employee Pension IRAs;
•	Simple IRAs; and
•	Tax Sheltered Annuities (Non-ERISA).

For more detailed information with regard to the differences in contract types, please see Appendix C: Contract Types and Tax Information later in this prospectus.

This contract is not designed for and does not support active trading strategies.  In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading.  If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative Net Asset Values of the exchanged contract and no sales loads will be assessed on the new contract.

Purpose of the Contract

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries.  It is not intended to be used:

•	by institutional investors;

•	in connection with other Nationwide contracts that have the same annuitant; or

•	in connection with other Nationwide contracts that have different annuitants, but the same contract owner.

By providing these annuity benefits, Nationwide assumes certain risks.  If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the contract value (less any market value adjustment).  Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the contract owner.

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments**
Charitable Remainder Trust	$5,000	$500
IRA	$3,000	$500
Investment-Only	$3,000	$500
Non-Qualified	$5,000	$500
Roth IRA	$3,000	$500
SEP IRA	$3,000	$500
Simple IRA	$3,000	$500
Tax Sheltered Annuity *	$3,000	$500

*Only available for contracts issued prior to September 25, 2007 and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

**For subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $100.

Subsequent purchase payments may not be permitted in all states.

Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one annuitant to exceed $1,000,000.    Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner.  In the event that we do not accept a purchase payment under these guidelines, we will immediately return the purchase payment in its entirety in the same manner as it was received.  If we accept the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit Value.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Dollar Limit Restrictions

In addition to the potential purchase payment restriction listed above, certain features of the contract have additional purchase payment and/or Contract value limitations associated with them:

Annuitization.   Your annuity payment options will be limited if you submit total purchase payments in excess of $2,000,000.  Furthermore, if the amount to be annuitized is greater than $5,000,000, we may limit both the amount that can be annuitized on a single life and the annuity payment options.

Death benefit calculations.   Purchase payments up to $3,000,000 will result in a higher death benefit payment than purchase payments in excess of $3,000,000.

8

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Charges and Expenses

Underlying Mutual Fund Annual Expenses

The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets.  These fees and expenses are in addition to the fees and expenses assessed by the contract.  The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the Sub-account.  Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.

Variable Account Charge

Nationwide deducts a Variable Account Charge equal to an annualized rate of 0.95% of the Daily Net Assets of the variable account.  Nationwide assesses this charge to offset expenses incurred in the day to day business of issuing, distributing and maintaining variable annuity contracts.

Contract Maintenance Charge

A $30 Contract Maintenance Charge is assessed on each contract anniversary and upon full surrender of the contract.  If, on any contract anniversary (and on the date of a full surrender), the contract value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.

Death Benefit Options

Two death benefit options are available to replace the standard death benefit under the contract at the time of application:

•	the One-Year Enhanced Death Benefit Option (0.10%); or

•	the Combination Enhanced Death Benefit Option (0.40%).

Charges associated with any death benefit election will be assessed as a percentage of the Daily Net Assets of the variable account.

For more information about the standard and optional death benefits available, please see "Death Benefit Calculations" later in this prospectus.

Beneficiary Protector II Option

A Beneficiary Protector II Option is available under the contract at the time of application.  This option is only available for contracts with annuitants age 75 or younger at the time of application.  If the contract owner of an eligible contract elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the Daily Net Assets of the variable account.  Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of 0.35%.

For more information about the benefits provided by this option, please see "Beneficiary Protector II Option" later in this prospectus.

Capital Preservation Plus Option

A Capital Preservation Plus Option may only be elected at application.  If the contract owner or applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 0.50% of the daily net assests of the variable account.  Additionally, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of not more than 0.50%.  Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options/Target Term Options will be lowered due to the assessment of this charge.

For more information about this option, please see "Capital Preservation Plus Option" later in this prospectus.

Charges for Optional Benefits

The charges associated with optional benefits are generally only assessed prior to annuitization.

Annuity Payments

Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization.  Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority.  Premium tax rates currently range from 0% to 5% (see "Federal Tax Considerations" in “Appendix C: Contract Types and Tax Information” and "Premium Taxes").

Ten Day Free Look

Under state insurance laws, contract owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it.  This right is referred to as a “free look” right.  The length of this time period depends on state law and may vary depending on whether your purchase is replacing another annuity contract you own.

If the contract owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract value or the amount of purchase payment(s) applied during the free look period, less any applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract value, less any applicable federal and state income tax withholding.

9

See “Right to Examine and Cancel” later in this prospectus for more information.

Condensed Financial Information

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit").  Please refer to Appendix B for information regarding the minimum and maximum class of accumulation unit values.  All classes of accumulation unit values may be obtained, free of charge, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Financial Statements

Financial statements for the variable account and the consolidated financial statements for Nationwide Life Insurance Company are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Nationwide Life Insurance Company

Nationwide is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide is relying on the exemption in Rule 12h-7 of the Securities Exchange Act of 1934 (the “’34 Act”) relating to its duty to file reports otherwise required by Sections 15(d) and 13(a) of the ‘34 Act.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with NISC.

Charles Schwab and Co., Inc.

The contracts are sold exclusively by representatives of Charles Schwab and Co., Inc., ("Schwab") Schwab Insurance Services, P.O. Box 7666, San Francisco, California 94120-7666.  Schwab is not affiliated with Nationwide or NISC.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A.  Nationwide established the variable account on October 7, 1981 pursuant to Ohio law.  Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account’s own investment experience and not the investment experience of Nationwide’s other assets.  The variable account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Contract owners receive underlying mutual fund prospectuses when they make their initial sub-account allocations and any time they change those allocations. Contract owners can obtain prospectuses for underlying mutual funds at any other time by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.   Contract owners should read these prospectuses carefully before investing.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share

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classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract owners will receive notice of any such changes that affect their contract.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the variable account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of contract owners vote, each vote has a greater impact on, and may control the outcome.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)	shares of a current underlying mutual fund are no longer available for investment; or

(2)	further investment in an underlying mutual fund is inappropriate.

No substitution of shares may take place without the prior approval of the SEC.  All affected contract owners will be notified in the event there is a substitution, elimination or combination of shares.

Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account-II under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All contract owners will be notified in the event Nationwide deregisters Variable Account-II.

Guaranteed Term Options

Guaranteed Term Options ("GTOs") are separate investment options under the contract.  The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations.  The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide.

However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability.  A Guaranteed Term Option prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.  Note:  The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option(s) unless a distribution is taken before the maturity date.  If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment.  A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates.  No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options.

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Please refer to the prospectus for the Guaranteed Term Options for further information. Contract owners can obtain a GTO prospectus, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Guaranteed Term Options are available only during the accumulation phase of a contract.  They are not available after the annuitization date.  In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

Guaranteed Term Options may not be available in every state.

GTO Charges Assessed for Certain Optional Benefits

For contract owners that elect the following optional benefits, allocations made to the Guaranteed Term Options will be assessed a fee as indicated:

Optional Benefit	GTO Charge
Beneficiary Protector II Option	0.35%
Capital Preservation Plus Option	0.50%

The GTO charges are assessed by decreasing the interest rate of return credited to assets allocated to the Gu a ranteed Term Options.

Target Term Options

Due to certain state requirements, in some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option.  Target Term Options are not available separate from the Capital Preservation Plus Option.

For all material purposes, Guaranteed Term Options and Target Term Options are the same.  Target Term Options are managed and administered identically to Guaranteed Term Options.  The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options.  However, because the options are managed and administered identically, the result to the investor is the same.

All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and advantages – costs and charges that are different, or do not exist at all, within other investment products.  With help from a Charles Schwab representative, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity products offered through Charles Schwab and Co., Inc. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.   For more detailed information regarding provisions that vary by state, please see “Appendix D: State Variations” later in this prospectus.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

If this contract is purchased to replace another variable annuity, be aware that the mortality tables used to determine the amount of annuity payments may be less favorable than those in the contract being replaced.

Investors who purchase the variable annuity described in this prospectus may be eligible to apply the contract value to the total amount of the investor's household assets maintained at Schwab.  If the total amount of the investor's household assets at Schwab meet certain predetermined breakpoints, the investor may be eligible for certain fee reductions or other related benefits offered by Schwab.  All terms and conditions regarding the fees and account types eligible for such consideration are determined by Schwab.  Charges and expenses of the variable annuity contract described in this prospectus are NOT subject to reduction or waiver by Schwab.  Please consult a Charles Schwab representative for more information.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later contract years as they are in early contract years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to Schwab for selling the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 1.25%.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

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Underlying Mutual Fund Payments

Nationwide’s Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The variable account aggregates contract owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.   The variable account (and not the contract owners) is the underlying mutual fund shareholder.  When the variable account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing contract owners with sub-account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the “payments”).  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2008, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.65% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund’s adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.   Please note that higher contract and underlying mutual fund fees and charges have a direct effect on and may lower your investment performance.

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Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later contract years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract Values are determined.

Standard Charges and Deductions

Sales Charges

There are no sales charges assessed upon purchase payments or surrenders from the contract.

Variable Account Charge

Nationwide deducts a Variable Account Charge from the variable account.  This amount is computed on a daily basis and is equal to an annualized rate of 0.95% of the Daily Net Assets of the variable account.  This fee compensates Nationwide for expenses incurred as part of distributing and issuing the annuity contracts, including:

•	mortality and expense risks including the standard death benefit;

•	acquisition and administrative expenses; and

•	compensation to selling agents.

If the Variable Account Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.  Nationwide may realize a profit from this charge.

Contract Maintenance Charge

Nationwide deducts a Contract Maintenance Charge of $30 on each contract anniversary that occurs before annuitization and upon full surrender of the contract.  This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract.

If, on any contract anniversary (or on the date of a full surrender), the contract value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.

The deduction of the Contract Maintenance Charge will be taken proportionately from each sub-account and the Guaranteed Term Options based on the value in each option as compared to the total contract value.

Nationwide will not increase the Contract Maintenance Charge.  Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.

Premium Taxes

Nationwide will charge against the Contract value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state.  Premium tax requirements vary from state to state.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund’s assets.  Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading.  The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner’s sub-account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading

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fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

•	surrenders;

•	surrenders of annuity units to make annuity payments;

•	surrenders of accumulation units to pay the annual Contract Maintenance Charge;

•	surrenders of accumulation units to pay a death benefit; or

•	transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to contract owners.  Not all optional benefits are available in every state.  Unless otherwise indicated:

(1)	optional benefits must be elected at the time of application;

(2)	optional benefits, once elected, may not be terminated; and

(3)	the charges associated with the optional benefits will be assessed until annuitization.

Death Benefit Options

For an additional charge, the contract owner may elect one of two death benefit options.  The charges associated with these options will be assessed until annuitization and are assessed on variable account allocations only.

One-Year Enhanced Death Benefit Option

For contracts that have elected this option, if the total of all purchase payments made to the contract is $3,000,000 or less, the death benefit will be the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit, or the contract value as of the date of the annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

For contracts that have elected this option, if the total of all purchase payments made to this contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations" provision on page 28.

This option can be elected for an additional charge of 0.10% of the Daily Net Assets of the variable account.  Nationwide may realize a profit from the charge assessed for this option.  For more complete information on this death benefit option, please see "Death Benefit Calculations" on page 28.

The One-Year Enhanced Death Benefit also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.  Please see "Spousal Protection Feature" later in this prospectus.

Combination Enhanced Death Benefit Option

For contracts that have elected this option, if the total of all purchase payments made to the contract is $3,000,000 or less, the death benefit will be the greatest of:

(a)
if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit, or the contract value as of the date of the annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(1)	the total of all purchase payments, less an adjustment for amounts surrendered;

(2)
the highest contract value on any contract anniversary before the annuitant’s 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(3)	the 5% interest anniversary value (See the "Death Benefit Calculation" section for a description of this value.)

For contracts that have elected this option, if the total of all purchase payments made to this contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations" provision on page 28.

This option can be elected for an additional charge of 0.40% of the Daily Net Assets of the variable account.  Nationwide may realize a profit from the charge assessed for this option.

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For more complete information on this death benefit option, please see "Death Benefit Calculations" on page 28.

The Combination Enhanced Death Benefit also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.  Please see "Spousal Protection Feature" later in this prospectus.

Beneficiary Protector II Option

For an additional charge at an annualized rate of 0.35% of the Daily Net Assets of the variable account, the contract owner may purchase the Beneficiary Protector II Option.  In addition, allocations to the Guaranteed Term Options will be assessed a fee of 0.35%. Nationwide will also stop assessing this charge once the contract is annuitized. Nationwide may realize a profit from the charge assessed for this option.  The Beneficiary Protector II Option is only available for contracts with annuitants age 75 or younger at the time of application.

The Beneficiary Protector II Option provides that upon the death of the annuitant (and potentially, the co-annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit").  The amount of the benefit depends on the annuitant’s age at the time of application and, if applicable, the co-annuitant’s age at the time of the first annuitant’s death.

After the death of the last surviving annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:

(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or

(b)	if the beneficiary is the deceased annuitant’s surviving spouse, continue the contract as the new beneficial contract owner and subject to any mandatory distribution rules.

Calculation of the First Benefit

The formula for determining the first benefit, which is paid upon the first annuitant’s death, is as follows:

Earnings Percentage x Adjusted Earnings

If the annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%.  If the annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.

Adjusted Earnings = (a) – (b); where:

a =	the contract value on the date the death benefit is calculated and prior to any death benefit calculation; and

b =	purchase payments, proportionally adjusted for surrenders.

The adjustment for amounts surrendered will reduce purchase payments in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.

Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the co-annuitant’s death (regardless of the date of the annuitant’s death), proportionally adjusted for surrenders.

The benefit will either be paid in addition to the death benefit, or will be credited to the contract as soon as practicable after being calculated, if there is a co-annuitant named to the contract.  If the benefit is credited to the contract value, it will be subject to any applicable contract charges.

If there is no co-annuitant named to the contract, the charge associated with the Beneficiary Protector II Option will be removed after the benefit is paid.

Calculation of the Second Benefit

If a co-annuitant is named under the contract, a second benefit will be paid upon the death of the co-annuitant if the co-annuitant is age 75 or younger at the date of the first annuitant’s death.  If the co-annuitant is older than age 75 at the date of the first annuitant’s death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.

The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated.  The formula for calculating the second benefit is as follows:

Earnings Percentage x Adjusted Earnings from the Date of the First Benefit.

If the co-annuitant is age 70 or younger at the time of the first annuitant’s death, the Earnings Percentage will be 40%.  If the co-annuitant is age 71 through age 75 at the time of the first annuitant’s death, the Earnings Percentage will be 25%.

Adjusted Earnings from the Date of the First Benefit = (a) – (b) – (c), where:

a =	contract value on the date the second death benefit is calculated (before the second death benefit is calculated);

b =
the contract value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for surrenders; and

c =	purchase payments made after the first benefit was applied, proportionately adjusted for surrenders.

The adjustment for amounts surrendered will reduce the beginning contract value and purchase payments in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.

Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were

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applied to the contract more than 12 months before the date of the co-annuitant’s death (regardless of the date of the annuitant’s death), proportionally adjusted for surrenders.

After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.

How the Benefit is Allocated

Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the sub-accounts or the Guaranteed Term Options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.

Capital Preservation Plus Option

The Capital Preservation Plus Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years -- the "program period").  Contract value at the end of the program period will be no less than contract value at the beginning of the period, regardless of market performance.  Note, however, that surrenders or contract charges that are deducted from the contract after this option is elected will reduce the value of the guarantee proportionally.

The guarantee is conditioned upon the allocation of contract value between two investment components:

(1)	A Guaranteed Term Option corresponding to the length of the elected program period; and

(2)
Non-Guaranteed Term Option allocations, which consist of certain underlying mutual funds that are available under the program.  This investment component is allocated according to contract owner instructions.

In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option.  For all material purposes, Guaranteed Term Options and Target Term Options are the same.  Target Term Options are managed and administered identically to Guaranteed Term Options.  The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options.  However, because the options are managed and administered identically, the result to the investor is the same.  All references to Guaranteed Term Options in this “Capital Preservation Plus Option” provision will also mean Target Term Options (in applicable jurisdictions).  Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

When the Capital Preservation Plus Option is elected, Nationwide will specify the percentage of the contract value that must be allocated to each of these two general components.  Generally, when interest rates are higher, a greater portion of the contract value will be made available for allocation among underlying mutual funds; when interest rates are lower, lesser portions may be made available for allocation among underlying mutual funds.  Also, longer program periods will typically permit greater allocations to the underlying mutual funds.  Other general economic factors and market conditions may affect these determinations as well.

Charges

The Capital Preservation Plus Option is provided for an additional charge at an annualized rate not to exceed 0.50% of the Daily Net Assets of the variable account.  This charge will be assessed against the Guaranteed Term Options through a reduction in credited interest rates (not to exceed 0.50%).  Nationwide may realize a profit from the charge assessed for this option.

All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period.  When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.

The Advantage of Capital Preservation Plus

Without electing the option, contract owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option.  To do this, contract owners would have to determine how much of their contract value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment.  The balance of the contract value would be available to be allocated among underlying funds.  This represents an investment allocation strategy aimed at capital preservation.

Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the contract value to be allocated outside of the Guaranteed Term Options among underlying mutual funds.  This provides contract owners with a greater opportunity to benefit from market appreciation that is reflected in the underlying mutual fund performance, while preserving the return of principal guarantee.

Availability

The Capital Preservation Plus Option may only be elected at the time of application.

Conditions Associated with the Capital Preservation Plus Option

During the program period, the following conditions apply:

•	If surrenders or contract charges are deducted from the contract subsequent to electing this option, the guarantee will be reduced proportionally.

•	Only one Capital Preservation Plus Option program may be in effect at any given time.

•	No new purchase payments may be applied to the contract.

•
If the contract is annuitized, surrendered or liquidated for any reason prior to the end of the program period, all guarantees are terminated.  A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization.  A market value adjustment may apply to amounts surrendered or liquidated from a Guaranteed Term Option.

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•
If, while the Capital Preservation Plus Option is elected, the annuitant dies and the annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.

•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.

After the end of the program period, or after termination of the option, the above conditions will no longer apply.

Investments During the Program Period

When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the contract value that is available for allocation to the available underlying mutual funds.  The remainder of the contract value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the contract owner.

Nationwide makes only certain underlying mutual funds available when a contract owner elects the Capital Preservation Plus Option.  Nationwide selected the available underlying mutual funds on the basis of certain risk factors associated with the underlying mutual fund's investment objective.  The underlying mutual funds not made available in conjunction with the Capital Preservation Plus Option were excluded on the basis of similar risk considerations.

Not all of the underlying mutual fund options offered under the contract are available for investment when the Capital Preservation Plus Option is elected.  Upon completion or termination of a program period, all of the underlying mutual fund options offered under the contract are made available for investment by a contract owner.

The following underlying mutual fund options are available in conjunction with Capital Preservation Plus:

AIM Variable Insurance Funds
•	AIM V.I. Capital Development Fund: Series II Shares

Alger American Fund
•	Alger American Balanced Portfolio: Class S Shares
•	Alger American Mid Cap Growth Portfolio: Class S Shares

AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Growth and Income Portfolio: Class B
•	AllianceBernstein Small/Mid Cap Value Portfolio: Class B

American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund: Class II
•	American Century VP Mid Cap Value Fund: Class II
American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II

Dreyfus
•	Dreyfus Stock Index Fund, Inc.: Service Shares
•	Dreyfus Variable Investment Fund – Appreciation Portfolio: Service Shares

Federated Insurance Series
•	Federated Capital Appreciation Fund II: Service Shares

Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Service Class 2
•	VIP Growth Portfolio: Service Class 2
•	VIP Investment Grade Bond Portfolio: Service Class 2
•	VIP Mid Cap Portfolio: Service Class 2

Franklin Templeton Variable Insurance Products Trust
•	Franklin Income Securities Fund: Class 2

Janus Aspen Series
•	Balanced Portfolio: Service Shares
•	Forty Portfolio: Service Shares

MFS Variable Insurance Trust
•	MFS Value Series: Service Class

Nationwide Variable Insurance Trust ("NVIT")
•	American Funds NVIT Asset Allocation Fund: Class II
•	American Funds NVIT Bond Fund: Class II
•	American Funds NVIT Growth Fund: Class II
•	Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
•	Neuberger Berman NVIT Socially Responsible Fund: Class II
•	NVIT Core Bond Fund: Class II
•	NVIT Core Plus Bond Fund: Class II
•	NVIT Government Bond Fund: Class I
•	NVIT Investor Destinations Funds: Class II
➢	NVIT Investor Destinations Conservative Fund: Class II
➢	NVIT Investor Destinations Moderately Conservative Fund: Class II
➢	NVIT Investor Destinations Balanced Fund: Class II
➢	NVIT Investor Destinations Moderate Fund: Class II
➢	NVIT Investor Destinations Capital Appreciation Fund: Class II
➢	NVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	NVIT Investor Destinations Aggressive Fund: Class II
•	NVIT Mid Cap Index Fund: Class I
•	NVIT Money Market Fund: Class I
•	NVIT Multi-Manager Large Cap Growth Fund: Class II
•	NVIT Multi-Manager Large Cap Value Fund: Class II
•	NVIT Multi-Manager Mid Cap Growth Fund: Class II
•	NVIT Multi-Manager Mid Cap Value Fund: Class II
•	NVIT Nationwide Fund: Class II
•	NVIT U.S. Growth Leaders Fund: Class II
•	Van Kampen NVIT Comstock Value Fund: Class II

Neuberger Berman Advisers Management Trust
•	AMT Regency Portfolio: S Class
•	AMT Short Duration Bond Portfolio: I Class

Oppenheimer Variable Account Funds
•	Oppenheimer Main Street Fund®/VA: Service Shares

Schwab Annuity Portfolios
•	Schwab Money Market Portfolio™

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The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2009:

American Century Variable Portfolios, Inc.
•	American Century VP Value Fund: Class II

Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Service Shares

T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Blue Chip Growth Portfolio: Class II
•	T. Rowe Price Equity Income Portfolio: Class II

Van Kampen The Universal Institutional Funds, Inc.
•	Core Plus Fixed Income Portfolio: Class II

The following underlying mutual funds are only available in contracts for which good order applications were received before July 1, 2008:

Neuberger Berman Advisers Management Trust
•	AMT Socially Responsive Portfolio: I Class

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2008:

AIM Variable Insurance Funds
•	AIM V.I. Basic Value Fund: Series II Shares
•	AIM V.I. Capital Appreciation Fund: Series II Shares

American Century Variable Portfolios, Inc.
•	American Century VP Vista Fund: Class II

Federated Insurance Series
•	Federated American Leaders Fund II: Service Shares
•	Federated Quality Bond Fund II: Service Shares

Fidelity Variable Insurance Products Fund
•	VIP Contrafund ® Portfolio: Service Class 2

Janus Aspen Series
•	INTECH Risk-Managed Core Portfolio: Service Shares

Neuberger Berman Advisers Management Trust
•	AMT Mid-Cap Growth Portfolio: S Class

T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Limited Term Bond Portfolio: Class II

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2007:

American Century Variable Portfolios, Inc.
•	American Century VP Ultra Fund: Class II

The following underlining mutual funds are only available to contracts issued before May 1, 2006:

Franklin Templetion Variable Insurance Products Trust
•	Franklin Rising Dividends Securities Fund: Class 2

MFS® Variable Insurance Trust
•	MFS Investors Growth Stock Series: Service Class

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2005:

Putnam Variable Trust
•	Putnam VT Growth and Income Fund: Class IB
•	Putnam VT Voyager Fund: Class IB

Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives sub-account allocation instructions based on the preceding list of available underlying mutual funds.  Allocations to underlying mutual funds other than those listed above are not permitted during the program period.

If a contract owner terminates a program period early, Nationwide will not change the existing investment allocations, including allocations to the Guaranteed Term Option, unless instructed otherwise by the contract owner.

Upon completion of a program period, Nationwide will not change the existing investment allocations to the underlying mutual fund options unless instructed otherwise by the contract owner.  Allocations made to the Guaranteed Term Option and any amounts credited under the program will be allocated to the money market sub-account unless a new program is elected.

Nationwide reserves the right to modify the list of available underlying mutual funds upon written notice to contract owners.  If an underlying mutual fund is deleted from the list of available underlying mutual funds, such deletion will not affect Capital Preservation Plus Option programs already in effect.

Surrenders During the Program Period

If, during the program period, the contract owner takes a surrender, Nationwide will surrender accumulation units from the sub-accounts and an amount from the Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request, unless Nationwide is instructed otherwise.  Surrenders may not be taken exclusively from the Guaranteed Term Option.  In conjunction with the surrender, the value of the guarantee will be adjusted proportionally.  A market value adjustment may apply to amounts surrendered from Guaranteed Term Options.

Transfers During the Program Period

Transfers to and from the Guaranteed Term Option are not permitted during the program period.

Transfers among sub-accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision.  During the program period, transfers to underlying mutual funds that are not included in the Capital Preservation Plus Option program are not permitted.

Terminating the Capital Preservation Plus Option

Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.

If the contract owner elected a program period matching a 7 year Guaranteed Term Option, upon reaching the 5th

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anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option.  Any termination instructions must be received at Nationwide's home office within 60 days after the option's 5th anniversary.

If the contract owner elected a program period matching a 10 year Guaranteed Term Option, upon reaching the 7th anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option.  Any termination instructions must be received at Nationwide's home office within 60 days after the option's 7th anniversary.

If the contract owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.

Fulfilling the Return of Principal Guarantee

At the end of the program period, if the contract value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the contract value equals the guaranteed amount.  Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments.  If the contract owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market sub-account.

Election of a New Capital Preservation Plus Option

At the end of any program period or after terminating a Capital Preservation Plus Option, the contract owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time.  If the contract owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days after the end of the preceding program period or within 60 days of the program termination, whichever is applicable.

Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time.  To remove a variable account charge at the end of the specified charge period, Nationwide systematically re-rates the contract.  This re-rating results in lower contract charges, but no change in contract value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.  For example, on a contract where the only optional benefit elected is the Beneficiary Protector II Option, the variable account value will be calculated using unit values with variable account charges of 1.30% until the applicable benefit is applied and the charge is no longer assessed.  At the end of that period, the contract will be re-rated, and the 0.35% charge associated with the Beneficiary Protector II Option will be removed.  From that point on, the variable account value will be calculated using the unit values with variable account charges at 0.95%.  Thus, the Beneficiary Protector II Option charge is no longer included in the daily sub-account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the contract value.  Generally, for any given sub-account, the higher the variable account charges, the lower the unit value, and vice versa.  For example, sub-account X with charges of 1.30% will have a lower unit value than sub-account X with charges of 0.95% (higher expenses result in lower unit values).  When, upon re-rating, the unit values used in calculating variable account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the contract value.  In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the contract value after the re-rating is the same as the contract value before the re-rating.

Ownership and Interests in the Contract

Contract Owner

Prior to the annuitization date, the contract owner has all rights under the contract, unless a joint owner is named.  If a joint owner is named, each joint owner has all rights under the contract.  Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

On the annuitization date, the annuitant becomes the contract owner, unless the contract owner is a Charitable Remainder Trust.  If the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the contract owner after annuitization.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date.  Any change of contract owner automatically revokes any prior contract owner designation.  Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

Joint Owner

Joint owners each own an undivided interest in the contract.

Non-Qualified contract owners can name a joint owner at any time before annuitization.  However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners.

Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners.  However, if a written election, signed by both contract owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently.  If such an authorization is submitted, Nationwide will not be liable for any

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loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

If either joint owner dies before the annuitization date, the contract continues with the surviving joint owner as the remaining contract owner.

Contingent Owner

The contingent owner succeeds to the rights of a contract owner if a contract owner who is not the annuitant dies before the annuitization date, and there is no surviving joint owner.

If a contract owner who is the annuitant dies before the annuitization date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.

The contract owner may name a contingent owner at any time before the annuitization date.

Annuitant

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age.

Only Non-Qualified Contract owners may name someone other than himself/herself as the annuitant.

The contract owner may not name a new annuitant without Nationwide’s consent.

Contingent Annuitant

If the annuitant dies before the annuitization date, the contingent annuitant becomes the annuitant.  The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.

If a contingent annuitant is named, all provisions of the contract that are based on the annuitant’s death prior to the annuitization date will be based on the death of the last survivor of the annuitant and contingent annuitant.

Co-Annuitant

A co-annuitant, if named, must be the annuitant’s spouse.  The co-annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature (subject to the conditions set forth in the "Spousal Protection Feature" provision).

If either co-annuitant dies before the annuitization date, the surviving co-annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.

Joint Annuitant

The joint annuitant is designated as a second person (in addition to the annuitant) upon whose continuation of life any annuity payment involving life contingencies depend.  This person must be age 85 or younger at the time of contract issuance, unless
Nationwide approves a request for a joint annuitant of greater age.

The contract owner may name a joint annuitant at any time before the annuitization date.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner.  The contract owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when the annuitant dies. The contract owner can name more than one contingent beneficiary.  Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.

Changes to the Parties to the Contract

Prior to the annuitization date (and subject to any existing assignments), the contract owner may request to change the following:

•	contract owner (Non-Qualified Contracts only);

•	joint owner (must be the contract owner’s spouse);

•	contingent owner;

•	annuitant (subject to Nationwide’s underwriting and approval);

•	contingent annuitant (subject to Nationwide’s underwriting and approval);

•	co-annuitant (must be the annuitant’s spouse);

•	joint annuitant (subject to Nationwide’s underwriting and approval);

•	beneficiary; or

•	contingent beneficiary.

The contract owner must submit the request to Nationwide in writing and Nationwide must receive the request at its home office before the annuitization date. No change will be effective unless and until it is received and recorded at Nationwide’s home office.   Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed. The change will not affect any action taken by Nationwide before the change was recorded.

In addition to the above requirements, any request to change the contract owner must be signed by the existing contract owner and the person designated as the new contract owner.  Nationwide may require a signature guarantee.

If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change, regardless of whether the contract owner named a contingent annuitant.

Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract (see "Purpose of the Contract" earlier in this prospectus).

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Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments*
Charitable Remainder Trust	$5,000	$500
IRA	$3,000	$500
Investment-Only	$3,000	$500
Non-Qualified	$5,000	$500
Roth IRA	$3,000	$500
SEP IRA	$3,000	$500
Simple IRA	$3,000	$500
Tax Sheltered Annuity**	$3,000	$500

*For subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $100.

  **Only available for contracts issued prior to September 25, 2007 and certain state Option Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide’s prior consent.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Nationwide prohibits subsequent purchase payments made after death of the contract owner(s), the annuitant or co-annuitant. If upon notification of death of the contract owner(s), the annuitant or co-annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment subject to investment performance.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Pricing

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete.  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments allocated to sub-accounts will be priced at the next available accumulation unit value after the payment is received.   If a subsequent purchase payment is received at Nationwide's home office (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit Value determined on the following Valuation day.

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

• New Year’s Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents’ Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price purchase payments if:

(1)	trading on the New York Stock Exchange is restricted;

(2)	an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.

If Nationwide is closed on days when the New York Stock Exchange is open, Contract value may change and contract owners will not have access to their accounts.

Allocation of Purchase Payments

Nationwide allocates purchase payments to sub-accounts or Guaranteed Term Options as instructed by the contract owner.  Shares of the underlying mutual funds allocated to the sub-accounts are purchased at Net Asset Value, then converted into accumulation units.

Contract owners can change future allocations to the sub-accounts or Guaranteed Term Options.  However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The contract value is the sum of:

(1)	the value of amounts allocated to the sub-accounts of the variable account; and

(2)	amounts allocated to a Guaranteed Term Option.

If charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value – Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units.  Accumulation unit values

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(for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period.  For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:

(1)	the Net Asset Value of the underlying mutual fund as of the end of the current valuation period; and

(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period).

(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding valuation period.

(c)
is a factor representing the daily total variable account charges, which may include charges for optional benefits elected by the contract owner.  The factor is equal to an annualized rate ranging from 0.95% to 2.20% of the Daily Net Assets of the variable account, depending on which optional benefits the contract owner elects.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

(1)	adding all amounts allocated to the Guaranteed Term Options, minus amounts previously transferred or surrendered (including any market value adjustment);

(2)	adding any interest earned on the amounts allocated to the Guaranteed Term Options; and

(3)	subtracting charges deducted in accordance with the contract.

Transfer Requests

Contract owners may submit transfer requests in writing, over the telephone, or via the internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Generally, sub-account transfers will receive the accumulation unit value next computed after the transfer request is received.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via internet or telephone pursuant to Nationwide’s one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see “Managers of Multiple Contracts”).

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading").  A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors’ interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the sub-accounts that are actively traded may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.

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For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period).  For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.  In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the contract owner notifying them that:

(1) they have been identified as engaging in harmful trading practices; and

(2) if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the contract owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form .

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the contract owner to submitting transfer requests via U.S. mail on a Nationwide issued form .

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners.  These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisers to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available accumulation unit value.  Rather, they will receive the accumulation unit value that is calculated on the following business day.  Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisers will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Contract owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request.  Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form.  In the event that a contract owner’s transfer request is refused by Nationwide, they will receive notice in writing by U.S. Mail and will be required to resubmit their transfer request on a Nationwide issued form.

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide contract owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request (“transaction information”); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by contract owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected contract owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or

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exchange request submitted by Nationwide, Nationwide will keep any affected contract owner in their current underlying mutual fund allocation.

Transfers Prior to Annuitization

Transfers from a Guaranteed Term Option

A contract owner may request to transfer allocations from a Guaranteed Term Option to the sub-accounts at any time.  Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Nationwide reserves the right to limit the number of transfers out of the Guaranteed Term Options to one per calendar year.

Nationwide is required by state law to reserve the right to postpone the transfer of assets from the Guaranteed Term Options for a period of up to 6 months from the date of the transfer request.

Transfers from the Sub-Accounts

A contract owner may request to transfer allocations from the sub-accounts to a Guaranteed Term Option at any time.

Nationwide reserves the right to limit the number of transfers from the sub-accounts to the Guaranteed Term Options to one per calendar year.

Transfers Among the Sub-Accounts

A contract owner may request to transfer allocations among the Sub-accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.

Transfers After Annuitization

After annuitization, the portion of the contract value allocated to fixed annuity payments and the portion of the contract value allocated to variable annuity payments may not be changed.

After annuitization, transfers among sub-accounts may only be made on the anniversary of the annuitization date.  Guaranteed Term Options are not available after annuitization.

Right to Examine and Cancel

If the contract owner elects to cancel the contract, he/she may return it to Nationwide’s home office within a certain period of time known as the “free look” period.  Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.  For ease of administration, Nationwide will honor any free look cancellation that is received at Nationwide’s home office or postmarked within 30 days after the contract issue date.  For contracts issued in the State of California, Nationwide will honor any free look cancellation that is received at Nationwide’s home office or postmarked within 35 days after the contract issue date.  The contract issue date is the next business day after the initial purchase payment is applied to the contract.

If the contract owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the contract value or the amount of purchase payment(s) applied during the free look period, less any applicable federal and state income tax withholding.  Otherwise, Nationwide will return the contract value, less any applicable federal and state income tax withholding.

Where state law requires the return of purchase payments upon cancellation of the contract during the free look period, Nationwide will allocate initial purchase payments allocated to sub-accounts to the money market sub-account during the free look period.  For contracts issued in the State of California, Nationwide will allocate initial purchase payments allocated to sub-accounts to the fixed account during the free look period. After the free look period, Nationwide will reallocate the contract value among the sub-accounts based on the instructions contained on the application.  Where state law requires the return of contract value upon cancellation of the contract during the free look period, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.  In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation.  Any additional amounts refunded to the contract owner will be paid by Nationwide.

Surrender (Redemption) Prior to Annuitization

Prior to annuitization and before the annuitant’s death, contract owners may generally surrender some or all of their contract value.  There are no sales charges assessed upon surrenders from the contract.  There may be income tax and/or penalty taxes assessed upon surrenders.  Please see "Federal Tax Considerations" in Appendix C: Contract Types and Tax Information for more information.

Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days.  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.  (See “Pricing”)

Nationwide is required by state law to reserve the right to postpone payment of assets in the Guaranteed Term Options for a period of up to 6 months from the date of the surrender request.

Partial Surrenders (Partial Redemptions)

If a contract owner requests a partial surrender, Nationwide will surrender accumulation units from the sub-accounts and the Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

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Partial Surrenders to Pay Registered Representative Fees

The contract may be available for use with investment accounts at Schwab that charge an annual fee.  Fees for these accounts would be specified in the respective account agreements.  Any fees and expenses associated with these accounts are separate from and in addition to the fees and expenses of the contract described in this prospectus.  Surrenders taken from this contract to pay advisory or investment management fees may be subject to income tax and/or tax penalties.  Please consult a Schwab representative for more information on the tax status of surrenders made for this purpose.

Full Surrenders (Full Redemptions)

Upon full surrender, the contract value may be more or less than the total of all purchase payments made to the contract.  The contract value will reflect:

•	variable account charges;

•	a $30 Contract Maintenance Charge (if the contract value is equal to or greater than $50,000, the Contract Maintenance Charge will be waived);

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds; and

•	amounts allocated to the Guaranteed Term Options, plus or minus any market value adjustment.

Surrender (Redemption) After Annuitization

After the annuitization date, surrenders other than regularly scheduled annuity payments are not permitted.

Surrenders Under Certain Plan Types

Surrenders Under a Tax Sheltered Annuity

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before annuitant’s death, except as provided below:

(A)
Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

(1)	when the contract owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

(2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

(B)	The surrender limitations described in Section A also apply to:

(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

(3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C)
Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free-look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participant retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, contract value may be transferred to other carriers.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the

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Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Assignment

Contract rights are personal to the contract owner and may not be assigned without Nationwide’s written consent.  Nationwide reserves the right to refuse to recognize assignments that alter the nature of the risks that Nationwide assumed when it originally issued the contract.

A Non-Qualified Contract owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the annuitant is alive.  Once proper notice of assignment is recorded by Nationwide’s home office, the assignment will become effective.

Investment-Only Contracts, IRAs, Roth IRAs, SEP IRAs, Simple IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis.  Asset Rebalancing is not available for assets held in the Guaranteed Term Options.  Requests for Asset Rebalancing must be on a Nationwide form.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.  Each Asset Rebalancing reallocation is considered a transfer event.  Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the contract owner; manual transfers will not automatically terminate the program.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan.  Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs.

Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time.  It involves the automatic transfer of a specified amount from certain sub-accounts into other sub-accounts.  Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the

•	NVIT Government Bond Fund: Class I

•	NVIT Investor Destinations Conservative Fund:
Class II

•	Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2008:

•	Federated Insurance Series - Federated Quality Bond Fund II: Service Shares

to any other underlying mutual fund(s).  Dollar Cost Averaging transfers may not be directed to Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Dollar Cost Averaging transfers are not considered transfer events.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.

Systematic Withdrawals

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts proportionately unless Nationwide is instructed otherwise.  Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the contract owner.  The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59½ unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

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Nationwide reserves the right to stop establishing new Systematic Withdrawal programs.  Systematic Withdrawals are not available before the end of the ten-day free look period.

Death Benefits

Death of Contract Owner

If a contract owner (including a joint owner) who is not the annuitant dies before the annuitization date, there is no death benefit payable and the surviving joint owner becomes the contract owner.

If no joint owner is named, the contingent owner becomes the contract owner.

If no contingent owner is named, the beneficiary becomes the contract owner.

If no beneficiary survives the contract owner, the last surviving contract owner’s estate becomes the contract owner.

Distributions will be made pursuant to the "Required Distributions for Non-Qualified Contracts" in Appendix C: Contract Types and Tax Information.

Death of Annuitant

If the annuitant who is not a contract owner dies before the annuitization date, the contingent annuitant becomes the annuitant and no death benefit is payable.  If no contingent annuitant is named, a death benefit is payable to the beneficiary.  Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the annuitant, the contingent beneficiary receives the death benefit.  Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner’s estate will receive the death benefit.  If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death of Contract Owner/Annuitant

If a contract owner (including a joint owner) who is also the annuitant dies before the annuitization date, a death benefit is payable to the surviving joint owner.

If there is no surviving joint owner, the death benefit is payable to the beneficiary.  Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the contract owner/annuitant, the contingent beneficiary receives the death benefit.  Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified.

If no contingent beneficiaries survive the contract owner/annuitant, the last surviving contract owner’s estate will receive the death benefit.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

The recipient of the death benefit may elect to receive the death benefit:

(1)	in a lump sum;

(2)	as an annuity; or

(3)	in any other manner permitted by law and approved by Nationwide.

If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.  Nationwide will pay (or will begin to pay) the death benefit upon receiving proof of death and the instructions as to the payment of the death benefit.  Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the contract value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with instructions for payment of death benefit proceeds.  After the first beneficiary provides these instructions, the contract value for all beneficiaries will be allocated to the available money market sub-account until instructions are received from the beneficiary(ies) to allocate their contract value in another manner.

Death Benefit Calculations

An applicant may elect either the standard death benefit, the One-Year Enhanced Death Benefit Option or the Combination Enhanced Death Benefit Option, which are offered under the contract for an additional charge.  If no election is made at the time of application, the death benefit will be the standard death benefit.

The value of each component of the applicable death benefit calculation will be determined as of the date of the annuitant’s death, except for the contract value component, which will be determined as of the date described in the applicable death benefit calculation.

Nationwide reserves the right to refuse purchase payments in excess of $1,000,000 (see “Synopsis of the Contracts”). If you do not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply to your contract.

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Standard Death Benefit

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the standard death benefit will be the greatest of:

(1)
     (a)       if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any 5 year contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that 5 year contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the standard death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

(1)
(a)      if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any 5 year contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that 5 year contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

B = (1)
if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant’s death;

(2)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit.

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The practical effect of this formula is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000.  In no event will the beneficiary receive less than the contract value.

The standard death benefit also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.  Please see "Spousal Protection Feature" later in this prospectus.

One-Year Enhanced Death Benefit Option

For an additional charge equal to an annualized rate of 0.10% of the Daily Net Assets of the variable account, an applicant can purchase the One-Year Enhanced Death Benefit Option at the time of application.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

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The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

(1)
(a)      if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any contract anniversary prior to the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant’s death, the calculation for A above will be the greater of (1) or (2) above.

B = (1)
if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant’s death;

(2)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit.

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The practical effect of this formula is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000.  In no event will the beneficiary receive less than the contract value.

The One-Year Enhanced Death Benefit also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.

Combination Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.40% of the Daily Net Assets of the variable account, an applicant can elect the Combination Enhanced Death Benefit Option at the time of application.  The Combination Enhanced Death Benefit is only available for contracts with annuitants age 80 or younger at the time of application.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered;

(3)
the highest contract value on any contract anniversary before the annuitant’s 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	the 5% interest anniversary value.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last contract anniversary prior to the annuitant’s 81st birthday, proportionately adjusted for amounts surrendered.  The adjustment for amounts surrendered will reduce the accumulated value as of the most recent contract anniversary prior to each partial surrender in the same proportion that the contract value was reduced on the date of the partial surrender.  Such total accumulated amount, after the surrender adjustment, shall not exceed 200% of purchase payments adjusted for amounts surrendered.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

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(A x F) + B(1 - F), where

A = the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered;

(3)
the highest contract value on any contract anniversary before the annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	the 5% interest anniversary value.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant’s death, the calculation for A above will be the greater of (1) or (2) above.

B = (1)
if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant’s death;

(2)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit.

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The practical effect of this formula is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000.  In no event will the beneficiary receive less than the contract value.

The Combination Enhanced Death Benefit also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.

Spousal Protection Feature

The standard death benefit, One-Year Enhanced Death Benefit and Combination Enhanced Death Benefit include a Spousal Protection Feature at no additional charge.  The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts.  The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:

(1)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner.  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner;

(2)	The spouses must be co-annuitants;

(3)	Both spouses must be age 85 or younger at the time the contract is issued;

(4)	Both spouses must be named as beneficiaries;

(5)	No person other than the spouse may be named as contract owner, annuitant or primary beneficiary;

(6)
If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner); and

(7)
If the contract owner requests to add a co-annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the contract owner to provide a copy of the marriage certificate.

If the marriage terminates due to the death of a spouse, divorce, dissolution, or annulment, the surviving spouse may not elect the Spousal Protection Option to cover a subsequent spouse.

If a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner.  Additionally, if the death benefit value is higher than the contract value at the time of the first co-annuitant’s death, Nationwide will adjust the contract value to equal the death benefit value.  The surviving co-annuitant may then name a new beneficiary but may not name another co-annuitant.

Annuity Commencement Date

The annuity commencement date is the date on which annuity payments are scheduled to begin.  Generally, the contract owner designates the annuity commencement date at the time of application.  If no annuity commencement date is designated at the time of application, Nationwide will establish the annuity commencement date as the date the

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annuitant reaches age 90 for Non-Qualified Contracts and the date the contract owner reaches age 70½ for all other contract types.

The contract owner may change the annuity commencement date before annuitization.  This change must be in writing and approved by Nationwide.  The annuity commencement date may not be later than the first day of the first calendar month after the annuitant’s 90th birthday (or the 90th birthday of the oldest annuitant if there are joint annuitants) unless approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The annuitization date is the date that annuity payments begin.   Annuity payments will not begin until the contract owner affirmatively elects to begin annuity payments.   The annuitization date will be the first day of a calendar month unless otherwise agreed.  The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide’s approval.

On the annuitization date, the annuitant becomes the contract owner unless the contract owner is a Charitable Remainder Trust.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above see "Required Distributions" in Appendix C: Contract Types and Tax Information.

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the annuitization date, the annuitant must choose:

(1)	an annuity payment option; and

(2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

Fixed Annuity Payments

Fixed annuity payments provide for level annuity payments.  Premium taxes are deducted prior to determining fixed annuity payments.  The fixed annuity payments will remain level unless the annuity payment option provides otherwise.

Variable Annuity Payments

Variable annuity payments will vary depending on the performance of the underlying mutual funds selected.   The underlying mutual funds available during annuitization are those underlying mutual funds shown in the Appendix A.

First Variable Annuity Payment

The following factors determine the amount of the first variable annuity payment:

•	the portion of purchase payments allocated to provide variable annuity payments;

•	the variable account value on the annuitization date;

•	the age and sex of the annuitant (and joint annuitant, if any);

•	the annuity payment option elected;

•	the frequency of annuity payments;

•	the annuitization date;

•	the assumed investment return (the net investment return required to maintain level variable annuity payments);

•	the deduction of applicable premium taxes; and

•	the date the contract was issued.

Subsequent Variable Annuity Payments

Variable annuity payments after the first will vary with the performance of the underlying mutual funds chosen by the contract owner after the investment performance is adjusted by the assumed investment return factor.

The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular sub-account divided by the annuity unit value for that sub-account as of the annuitization date.  This establishes the number of annuity units provided by each sub-account for each variable annuity payment after the first.

The number of annuity units comprising each variable annuity payment, on a Sub-account basis, will remain constant, unless the contract owner transfers value from one underlying mutual fund to another.   After annuitization, transfers among sub-accounts may only be made on the anniversary of the annuitization date.

The number of annuity units for each sub-account is multiplied by the annuity unit value for that sub-account for the valuation period for which the payment is due.  The sum of these results for all the sub-accounts in which the contract owner invests establishes the dollar amount of the variable annuity payment.

Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected underlying mutual funds is greater or lesser than the assumed investment return.

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Assumed Investment Return

An assumed investment return is the net investment return required to maintain level variable annuity payments.  Nationwide uses a 3.5% assumed investment return factor.  Therefore, if the net investment performance of each sub-account in which the contract owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount.  To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same.  Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time.  Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.

Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

(1)
multiplying the annuity unit value for each sub-account for the immediately preceding valuation period by the net investment factor for the sub-account for the subsequent valuation period (see "Determining the Contract Value – Determining Variable Account Value – Valuing an Accumulation Unit"); and then

(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.

Frequency and Amount of Annuity Payments

Annuity payments are based on the annuity payment option elected.

If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.

Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $20.  The payment frequency will be changed to an interval that will result in payments of at least $20.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Annuity Payment Options

The annuitant must elect an annuity payment option before the annuitization date. If the annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization. If the annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

Not all of the annuity payment options may be available in all states.  Additionally, the annuity payment options available may be limited based on the annuitant’s age (and the joint annuitant’s age, if applicable) or requirements under the Internal Revenue Code.

Nationwide reserves the right to refuse purchase payments in excess of $1,000,000 (see “Synopsis of the Contracts”).   If you do not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply to your contract.  If you are permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.

Annuity Payment Options for Contracts with Total Purchase Payments Less Than or Equal to $2,000,000

If, at the annuitization date, the total of all purchase payments made to the contract is less than or equal to $2,000,000, the annuity payment options available are:

•	Single Life;

•	Standard Joint and Survivor; and

•	Single Life with a 10 or 20 Year Term Certain.

Each of the annuity payment options is discussed more thoroughly below.

Single Life

The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the annuitant.

Payments will cease with the last payment before the annuitant’s death.  No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Standard Joint and Survivor

The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the annuitant and joint annuitant.  After the death of either the annuitant or joint annuitant, payments will continue for the life of the survivor.

Payments will cease with the last payment due prior to the death of the last survivor of the annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. No death benefit payment will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Single Life with a 10 or 20 Year Term Certain

The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the annuitant’s lifetime or for the term selected, whichever is longer.  The term may be either 10 or 20 years.

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If the annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.

No withdrawals other than the scheduled annuity payments are permitted.

Any Other Option

Annuity payment options not set forth in this provision may be available.  Any annuity payment option not set forth in this provision must be approved by Nationwide.

Annuity Payment Options for Contracts with Total Purchase Payments Greater Than $2,000,000

If, at the annuitization date, the total of all purchase payments made to the contract is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:

(1)	a Fixed Life Annuity with a 20 Year Term Certain; or

(2)	a Fixed Life Annuity with a Term Certain to Age 95.

Annuitization of Amounts Greater than $5,000,000

Additionally, we may limit the amount that may be annuitized on a single life to $5,000,000.  If the total amount to be annuitized is greater than $5,000,000, the contract owner must:

(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial surrender from the contract;

(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract value in excess of $5,000,000 to another annuity contract; or

(3)	annuitize the portion of the Contract value in excess of $5,000,000 under an annuity payment option with a term certain, if available.

Statements and Reports

Nationwide will mail contract owners statements and reports.  Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract’s quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract’s quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide’s eDelivery program.  Nationwide will notify contract owners by email when important documents (statements, prospectuses and other documents) are ready for a contract owner to view, print, or download from Nationwide’s secure server. To choose this option, go to www.nationwide.com/login.

Contract owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s).  Household delivery will continue for the life of the contracts.  Please call 1-866-223-0303 to resume regular delivery.  Please allow 30 days for regular delivery to resume.

Legal Proceedings

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, the Company) was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), which refers to Nationwide Life Insurance Company of America (NLICA), Nationwide Life and Annuity Company of America (NLACA) and subsidiaries, including the affiliated distribution network. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and

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inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial position or results of operations in a particular period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back medium-term note (MTN) programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations, proceedings or inquiries may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the NLIC MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama is under investigation by the Alabama Securities Commission. The Company currently expects that any damages paid to settle this matter will not have a material adverse impact on its consolidated financial position. It is not possible to predict what effect, if any, the outcome of this investigation may have on the Company’s retirement plan operations with respect to promotional and marketing arrangements in general in the future.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company’s consolidated financial position or results of operations in the future.

Nationwide Financial Services, Inc. (NFS), NMIC, Nationwide Mutual Fire Insurance Company (NMFIC), Nationwide Corporation and the directors of NFS have been named as defendants in several class actions brought by NFS shareholders. These lawsuits arose following the announcement of the joint offer by NMIC, NMFIC and Nationwide Corporation to acquire all of the outstanding shares of NFS’ Class A common stock. The defendants deny any and all allegations of wrongdoing and have defended these lawsuits vigorously. On August 6, 2008, NFS and NMIC, NMFIC and Nationwide Corporation announced that they had entered into a definitive agreement for the acquisition of all of the outstanding shares of NFS’ Class A common stock for $52.25 per share by Nationwide Corporation, subject to the satisfaction of specific closing conditions. Simultaneously, the plaintiffs and defendants entered into a memorandum of understanding for the settlement of these lawsuits. The memorandum of understanding provides, among other things, for the settlement of the lawsuits and release of the defendants and, in exchange for the release and without admitting any wrongdoing, defendant NMIC shall acknowledge that the pending lawsuits were a factor, among others, that led it to offer an increased share price in the transaction. NMIC shall agree to pay plaintiffs’ attorneys’ fees and the costs of notifying the class members of the settlement. The memorandum of understanding is conditioned upon court approval of the proposed settlement. The court has scheduled the fairness hearing for approval of the proposed settlement for June 23, 2009. The lawsuits are pending in multiple jurisdictions and allege that the offer price was inadequate,

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that the process for reviewing the offer was procedurally unfair and that the defendants have breached their fiduciary duties to the holders of the NFS Class A common stock. NFS continues to defend these lawsuits vigorously.

On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z . On December 2, 2008, the plaintiffs filed an amended complaint. The plaintiffs claim to represent a class of all participants in the Alabama State Employees Association (ASEA) Plan, excluding members of the Deferred Compensation Committee, members of the Board of Control, ASEA’s directors, officers and board members, and PEBCO’s directors, officers and board members. The class period is from November 20, 2001, to the date of trial. In the amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The amended class action complaint seeks a declaratory judgment, an injunction, an appointment of an independent fiduciary to protect Plan participants, disgorgement of amounts paid, reformation of Plan documents, compensatory damages and punitive damages, plus interest, attorneys’ fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled. Also, on December 2, 2008, the plaintiffs filed a motion for preliminary injunction seeking an order requiring periodic payments made by NRS and/or NLIC to ASEA or PEBCO to be held in a trust account for the benefit of Plan participants. On December 4, 2008, the Alabama State Personnel Board and the State of Alabama by, and through the State Personnel Board, filed a motion to intervene and a complaint in intervention. On December 16, 2008, the Companies filed their Answer. On February 4, 2009, the court provisionally agreed to add the State of Alabama, by and through the State Personnel Board as a party. NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al . The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On May 23, 2008, the Court granted the defendants’ motion to dismiss. On June 19, 2008, the plaintiffs filed a notice of appeal. On October 17, 2008, the plaintiffs filed their opening brief. On December 19, 2008 the defendants filed their briefs. On January 26, 2009, the plaintiffs filed Appellants’ Reply Brief. NLIC continues to defend this lawsuit vigorously.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The class period is from January 1, 1996 until the class notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. On September 17, 2007, the Court granted the motion to dismiss. On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint. On September 15, 2008, the Court denied the plaintiffs’ motion to vacate judgment and for leave to file an amended complaint. On October 15, 2008, the plaintiffs filed a notice of appeal. NFS, NLIC and NRS continue to defend this lawsuit vigorously.

On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company . The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of all residents of the United States and the Virgin Islands who, during the class period, paid premiums on a modal basis to NLIC for term life insurance policies issued by

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NLIC during the class period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The class period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment. On April 30, 2007, NLIC filed a motion for summary judgment. On February 4, 2008, the Court granted the class’s motion for summary judgment on the breach of contract claims arising from the term policies in 43 of 51 jurisdictions. The Court granted NLIC’s motion for summary judgment on the breach of contract claims on all decreasing term policies. On November 7, 2008, the case was settled.

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company . NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation . In response, on May 13, 2005, the plaintiff filed the first amended complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The first amended complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The first amended complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted NLIC’s motion to dismiss the plaintiff’s complaint. On January 30, 2009, the United States Court of Appeals for the Fourth Circuit affirmed that dismissal. NLIC continues to defend this lawsuit vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. On September 25, 2007, NFS’ and NLIC’s motion to dismiss the plaintiffs’ fifth amended complaint was denied. On October 12, 2007, NFS and NLIC filed their answer to the plaintiffs’ fifth amended complaint and amended counterclaims. On November 1, 2007, the plaintiffs filed a motion to dismiss NFS’ and NLIC’s amended counterclaims. On November 15, 2007, the plaintiffs filed a motion for class certification. On February 8, 2008, the Court denied the plaintiffs’ motion to dismiss the amended counterclaim, with the exception that it was tentatively granting the plaintiffs’ motion to dismiss with respect to NFS’ and NLIC’s claim that it could recover any “disgorgement remedy” from plan sponsors. On April 25, 2008, NFS and NLIC filed their opposition to the plaintiffs’ motion for class certification. On September 29, 2008, the plaintiffs filed their reply to NFS’ and NLIC’s opposition to class certification. The Court has set a hearing on the class certification motion for February 27, 2009. NFS and NLIC continue to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

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To learn more about this product, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI and to request other information about this product please call our Service Center at 1-800-848-6331 (TDD 1-800-238-3035) or write to us at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the product.  Information about us and the product (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811- 03330

Securities Act of 1933 Registration File No. 333-105992

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Appendix A: Underlying Mutual Funds

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Growth of capital.

This fund may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this fund than in funds that do not invest in other funds.

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term capital growth.

This fund may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this fund than in funds that do not invest in other funds.

Alger American Fund - Alger American Balanced Portfolio: Class S Shares
Investment Adviser:	Fred Alger Management, Inc.
Investment Objective:	Current income and long-term capital appreciation.

Alger American Fund - Alger American Mid Cap Growth Portfolio: Class S Shares
Investment Adviser:	Fred Alger Management, Inc.
Investment Objective:	Long-term capital appreciation.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

39

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	American Century Global Investment Management, Inc.
Investment Objective:	Capital growth.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	American Century Global Investment Management, Inc.
Investment Objective:	Capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Adviser:	BlackRock Advisors, LLC
Sub-adviser:	BlackRock Investment Management, LLC; BlackRock Asset Management U.K.
Limited
Investment Objective:	Seeks high total investment return.

This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Stock Index Fund, Inc.: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P 500.

40

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Fayez Sarofim
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Franklin Portfolio Associates
Investment Objective:	Capital growth.

Federated Insurance Series - Federated American Leaders Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Long-term capital growth, and secondarily income.

This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Capital appreciation.

This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Sub-adviser:	Federated Investment Management Company
Investment Objective:	To provide moderate capital appreciation and high current income.

This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).
This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Reasonable income.

This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

41

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.

This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Investments Money Management, Inc.
Investment Objective:	High level of current income.

This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term growth of capital.

This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).
This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.

This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2
This underlying mutual fund is only available in contracts issued before May 1, 2006
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Adviser:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.

The Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 is designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 for more information.

This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).
This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

42

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).
This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	High current income consistent with preservation of capital, with capital appreciation as a secondary consideration.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).
This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	High total return over the long run.

This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

Janus Aspen Series - Balanced Portfolio: Service Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital, consistent with preservation of capital and balanced by current income.

This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Janus Capital Management LLC
Sub-adviser:	INTECH Investment Management LLC ("INTECH")
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Overseas Portfolio: Service II Shares (formerly, International Growth Portfolio: Service II Shares)
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).
This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

Janus Aspen Series - Overseas Portfolio: Service Shares (formerly, International Growth Portfolio: Service Shares)
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

43

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class
This underlying mutual fund is only available in contracts issued before May 1, 2006
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

Nationwide Variable Insurance Trust - AllianceBernstein NVIT Global Fixed Income Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein L.P.
Investment Objective:	Seeks a high level of current income consistent with preserving capital.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).
This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management, Inc.
Investment Objective:	Seeks capital appreciation.

This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks to provide high total return (including income and capital gains) consistent with the preservation of capital over the long term.

This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks to provide investors with high total reurn (including income and capital gains) consistent with the preservation of capital over the long term.

This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Capital appreciation through stocks.

This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Capital appreciation principally through investment in stocks.

This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.

This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

44

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	High current income.

This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	High current income.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).
This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).
This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Gartmore NVIT Global Utilities Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth.

Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).
This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:
The Fund seeks long-term capital growth.  The Fund invests at least 80% of the value of its net assets in equity securities issued by companies located throughout the world (including the U.S.) that the sub-adviser believes are, or have the potential to be worldwide leaders.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

45

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund’s financial criteria and social policy.

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.

This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Lehman Brothers Asset Management LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.

This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Global Financial Services Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	To provide a high level of income as is consistent with the preservation of capital.

Nationwide Variable Insurance Trust - NVIT Health Sciences Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Health Sciences Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	To match the performance of the Morgan Stanley Capital International Europe,
Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

46

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	To maximize growth of capital consistent with a more aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT
Investor Destinations Funds for more information.

This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund (“Balanced Fund” or the
“Fund”) seeks a high level of total return through investment in both equity and fixed-income securities. The Balanced Fund is a “fund-of-funds” that invests its assets primarily in underlying portfolios of Nationwide Variable Insurance Trust
(each, an “Underlying Fund” or collectively, “Underlying Funds”) that represent several asset classes. Each of the Underlying Funds in turn invests in equity or fixed-income securities, as appropriate to its respective objective and strategies.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT
Investor Destinations Funds for more information.

This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund (“Capital
Appreciation Fund” or the “Fund”) seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT
Investor Destinations Funds. The Capital Appreciation Fund is a “fund-of-
funds” that invests its assets primarily in underlying portfolios of Nationwide
Variable Insurance Trust (each, an “Underlying Fund” or collectively,
“Underlying Funds”) that represent several asset classes. Each of the Underlying
Funds in turn invests in equity or fixed-income securities, as appropriate to its respective objective and strategies.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT
Investor Destinations Funds for more information.

This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of return consistent with a conservative level of risk compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT
Investor Destinations Funds for more information.

This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

47

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT
Investor Destinations Funds for more information.

This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT
Investor Destinations Funds for more information.

This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderately conservative level of risk.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT
Investor Destinations Funds for more information.

This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	Capital appreciation.

This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	The fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Logan Circle Partners, L.P.
Investment Objective:	Above average total return over a market cycle of three to five years.

This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Invesco AIM Capital Management, Inc. and American Century Global
Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

48

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management, L.P.; Neuberger Berman Management Inc.;
Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management L.P.; Neuberger Berman Management, Inc.
and Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc. and American Century Investment
Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management; RiverSource Investment
Management; Thompson, Siegel & Walmsley, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Waddell & Reed Investment Management Company; OppenheimerFunds, Inc.
Investment Objective:	Capital growth.

This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P.
Morgan Investment Management Inc.
Investment Objective:	Capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.: American Century Investment Management
Inc.; Gartmore Global Partners; Morgan Stanley Investment Management;
Neuberger Berman Management, Inc.; Putnam Investment Management, LLC;
Waddell & Reed Investment Management Company
Investment Objective:	Long-term growth of capital.

This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

49

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.

This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Technology and Communications Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Technology and Communications Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT U.S. Growth Leaders Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term growth of capital.

This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Oppenheimer NVIT Large Cap Growth Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	OppenheimerFunds, Inc.
Investment Objective:	Seeks long-term capital growth.

This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks to maximize total return, consisting of capital appreciation and/or current income.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).
This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and convertible securities.

This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Van Kampen NVIT Real Estate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	The Fund seeks current income and long-term capital appreciation.

50

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before July 1, 2008
Investment Adviser:	Neuberger Berman Management LLC.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term growth of capital by investing primarily in common stocks of foreign companies.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).
This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management LLC.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Capital growth.

This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management LLC.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Growth of capital.

This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Adviser:	Neuberger Berman Management LLC.
Sub-adviser:	Lehman Brothers Asset Management LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.

This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before July 1, 2008
Investment Adviser:	Neuberger Berman Management LLC.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known established companies.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

51

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).
This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2007
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return, consistent with preservation of capital and prudent investment management.

This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return, consistent with preservation of capital and prudent investment management.

This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB
This underlying mutual fund is only available in contracts issued before May 1, 2005
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital growth and current income.

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Putnam Investment Management, LLC
Sub-adviser:	Putnam Investments Limited and Putnam Advisory Company, LLC
Investment Objective:	Capital appreciation.

52

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

Schwab Annuity Portfolios - Schwab Money Market Portfolio ™
Investment Adviser:	Charles Schwab Investment Management, Inc.
Investment Objective:	Money market.

This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital growth and, secondarily, income.

This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	High level of income consistent with moderate price fluctuation.

This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

This fund may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this fund than in funds that do not invest in other funds.

This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

This fund may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this fund than in funds that do not invest in other funds.

This underlying mutual fund may invest in lower quality debt securities commonly referred to as junk bonds.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

53

This fund may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this fund than in funds that do not invest in other funds.

Wells Fargo Advantage Funds® Variable Trust - VT Small Cap Growth Fund
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Long-term capital appreciation.

54

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 0.95%) and contracts with all optional benefits available on December 31, 2008 (the maximum variable account charge of 2.20%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an (*) reflect accumulation unit information for a partial year only.  Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:              1-888-421-5368, TDD 1-800-208-3035
writing:              Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522
         checking on-line at:                                                        www.nationwide.com

The following funds were added to the variable account effective May 1, 2009, therefore, no Condensed Financial Information is available:

BlackRock Variable Series Funds, Inc.
•	BlackRock Global Allocation V.I. Fund - Class III
Nationwide Variable Insurance Trust
•	AllianceBernstein NVIT Global Fixed Income Fund-Class III
•	American Century NVIT Multi Cap Value Fund-Class II
•	Gartmore NVIT Worldwide Leaders Fund-Class VI
•	NVIT Investor Destinations Balanced Fund-Class II
•	NVIT Investor Destinations Capital Appreciation Fund-Class II
•	Oppenheimer NVIT Large Cap Growth Fund-Class II
•	Templeton NVIT International Value Fund-Class III
PIMCO Variable Insurance Trust
•	Foreign Bond Portfolio (Unhedged): Advisor Class
•	Low Duration Portfolio: Advisor Class
Ivy Funds Variable Insurance Portfolios, Inc.
•	Asset Strategy
Wells Fargo Advantage Funds® Variable Trust
•	VT Small Cap Growth Fund

55

No Optional Benefits Elected
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	14.200153	6.764795	-52.36%	9,797	2008
	14.144186	14.200153	0.40%	9,797	2007
	12.643290	14.144186	11.87%	11,860	2006
	12.107043	12.643290	4.43%	7,559	2005
	11.027861	12.107043	9.79%	5,786	2004
	10.000000	11.027861	10.28%	4,410	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.163981	8.049131	-43.17%	10,902	2008
	12.798878	14.163981	10.67%	10,669	2007
	12.183235	12.798878	5.05%	13,665	2006
	11.328017	12.183235	7.55%	7,838	2005
	10.755541	11.328017	5.32%	1,905	2004
	10.000000	10.755541	7.56%	1,905	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	17.174402	8.993999	-47.63%	9,853	2008
	15.685467	17.174402	9.49%	9,826	2007
	13.621196	15.685467	15.15%	8,717	2006
	12.585307	13.621196	8.23%	2,650	2005
	11.022888	12.585307	14.17%	1,422	2004
	10.000000	11.022888	10.23%	0	2003*

Alger American Fund - Alger American Balanced Portfolio: Class S Shares - Q/NQ	13.766408	9.286080	-32.55%	7,560	2008
	12.140292	13.766408	13.39%	3,825	2007
	11.733092	12.140292	3.47%	9,074	2006
	10.952495	11.733092	7.13%	29,570	2005
	10.604657	10.952495	3.28%	8,331	2004
	10.000000	10.604657	6.05%	0	2003*

Alger American Fund - Alger American Mid Cap Growth Portfolio: Class S Shares - Q/NQ	18.478509	7.600797	-58.87%	9,663	2008
	14.212042	18.478509	30.02%	10,781	2007
	13.057174	14.212042	8.84%	9,809	2006
	12.033982	13.057174	8.50%	14,038	2005
	10.773986	12.033982	11.69%	4,212	2004
	10.000000	10.773986	7.74%	2,204	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.180152	8.917068	-41.26%	23,004	2008
	14.616161	15.180152	3.86%	23,222	2007
	12.613662	14.616161	15.88%	17,997	2006
	12.174762	12.613662	3.60%	10,271	2005
	11.051358	12.174762	10.17%	5,163	2004
	10.000000	11.051358	10.51%	1,926	2003*

56

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	16.313128	10.381916	-36.36%	9,240	2008
	16.222641	16.313128	0.56%	10,927	2007
	14.341131	16.222641	13.12%	7,087	2006
	13.577914	14.341131	5.62%	7,306	2005
	11.512237	13.577914	17.94%	768	2004
	10.000000	11.512237	15.12%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.879728	11.579933	-2.52%	99,566	2008
	10.954273	11.879728	8.45%	91,896	2007
	10.886248	10.954273	0.62%	95,624	2006
	10.821269	10.886248	0.60%	105,321	2005
	10.325092	10.821269	4.81%	71,093	2004
	10.000000	10.325092	3.25%	6,767	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	14.798857	9.567521	-35.35%	49,522	2008
	15.006599	14.798857	-1.38%	51,591	2007
	12.969507	15.006599	15.71%	65,416	2006
	12.527653	12.969507	3.53%	49,180	2005
	11.235074	12.527653	11.50%	32,629	2004
	10.000000	11.235074	12.35%	1,137	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	20.854512	11.381630	-45.42%	708	2008
	17.856106	20.854512	16.79%	753	2007
	14.451243	17.856106	23.56%	791	2006
	12.898866	14.451243	12.03%	835	2005
	11.346181	12.898866	13.68%	882	2004
	10.000000	11.346181	13.46%	1,482	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	18.244654	9.947919	-45.47%	11,139	2008
	15.623843	18.244654	16.77%	11,797	2007
	12.632342	15.623843	23.68%	11,386	2006
	11.288648	12.632342	11.90%	6,715	2005
	10.000000	11.288648	12.89%	5,518	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	8.965173	6.703551	-25.23%	1,702	2008
	10.000000	8.965173	-10.35%	0	2007*

57

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.533093	7.821773	-42.20%	6,948	2008
	11.306968	13.533093	19.69%	6,948	2007
	11.815492	11.306968	-4.30%	7,311	2006
	11.697510	11.815492	1.01%	6,879	2005
	10.678830	11.697510	9.54%	1,025	2004
	10.000000	10.678830	6.79%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	14.485526	10.502053	-27.50%	34,418	2008
	15.445222	14.485526	-6.21%	52,083	2007
	13.162641	15.445222	17.34%	32,152	2006
	12.673340	13.162641	3.86%	26,636	2005
	11.206456	12.673340	13.09%	5,097	2004
	10.000000	11.206456	12.06%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	12.424833	6.311651	-49.20%	8,713	2008
	10.000000	12.424833	24.25%	13,464	2007*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	15.848761	10.845162	-31.57%	21,552	2008
	16.107072	15.848761	-1.60%	24,325	2007
	14.212907	16.107072	13.33%	35,828	2006
	13.380975	14.212907	6.22%	57,848	2005
	11.083647	13.380975	20.73%	37,861	2004
	10.000000	11.083647	10.84%	600	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.818584	9.199891	-37.92%	175,901	2008
	14.250197	14.818584	3.99%	192,905	2007
	12.487625	14.250197	14.11%	191,755	2006
	12.071848	12.487625	3.44%	253,948	2005
	11.044285	12.071848	9.30%	204,959	2004
	10.000000	11.044285	10.44%	13,208	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	14.343489	9.984460	-30.39%	32,293	2008
	13.553145	14.343489	5.83%	34,959	2007
	11.774416	13.553145	15.11%	27,259	2006
	11.416927	11.774416	3.13%	31,078	2005
	10.998884	11.416927	3.80%	12,697	2004
	10.000000	10.998884	9.99%	0	2003*

58

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	11.119589	6.853749	-38.36%	7,126	2008
	12.654170	11.119589	-12.13%	8,601	2007
	12.340703	12.654170	2.54%	13,833	2006
	11.802941	12.340703	4.56%	15,471	2005
	10.730870	11.802941	9.99%	3,656	2004
	10.000000	10.730870	7.31%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	13.058842	8.541911	-34.59%	615	2008
	14.627401	13.058842	-10.72%	615	2007
	12.677493	14.627401	15.38%	492	2006
	12.215325	12.677493	3.78%	492	2005
	11.262435	12.215325	8.46%	0	2004
	10.000000	11.262435	12.62%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	14.574509	10.153198	-30.34%	3,455	2008
	13.421067	14.574509	8.59%	3,455	2007
	11.702539	13.421067	14.69%	3,320	2006
	11.617525	11.702539	0.73%	0	2005
	10.950411	11.617525	6.09%	0	2004
	10.000000	10.950411	9.50%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.083945	9.901921	-1.81%	0	2008
	10.000000	10.083945	0.84%	0	2007*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.261624	10.312137	-8.43%	21,041	2008
	10.814352	11.261624	4.14%	22,575	2007
	10.505985	10.814352	2.94%	20,976	2006
	10.502802	10.505985	0.03%	45,965	2005
	10.262827	10.502802	2.34%	40,468	2004
	10.000000	10.262827	2.63%	831	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	10.661792	6.377766	-40.18%	12,445	2008
	10.000000	10.661792	6.62%	8,110	2007*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	12.686240	5.729283	-54.84%	24,743	2008
	10.000000	12.686240	26.86%	30,497	2007*

59

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	9.479431	5.369500	-43.36%	2,391	2008
	10.000000	9.479431	-5.21%	7,894	2007*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	11.901561	6.211475	-47.81%	4,723	2008
	10.000000	11.901561	19.02%	9,359	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.146770	9.702478	-4.38%	10,709	2008
	10.000000	10.146770	1.47%	16,623	2007*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	10.661792	6.377766	-40.18%	12,445	2008
	10.000000	10.661792	6.62%	8,110	2007*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	10.629727	5.901747	-44.48%	6,476	2008
	10.000000	10.629727	6.30%	6,849	2007*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	9.732234	6.780943	-30.32%	3,512	2008
	10.000000	9.732234	-2.68%	3,512	2007*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	13.815962	9.976116	-27.79%	17,623	2008
	14.334455	13.815962	-3.62%	22,165	2007
	12.355875	14.334455	16.01%	36,943	2006
	12.060806	12.355875	2.45%	19,677	2005
	10.969914	12.060806	9.94%	14,602	2004
	10.000000	10.969914	9.70%	0	2003*

60

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	16.878245	11.198036	-33.65%	25,826	2008
	17.456454	16.878245	-3.31%	32,883	2007
	15.065180	17.456454	15.87%	28,818	2006
	13.983385	15.065180	7.74%	26,262	2005
	11.408391	13.983385	22.57%	25,677	2004
	10.000000	11.408391	14.08%	0	2003*

Franklin Templeton Variable Insurance Products Trust -Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.613814	-33.86%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.020271	5.634847	-53.12%	5,053	2008
	10.000000	12.020271	20.20%	7,697	2007*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	20.057846	11.845108	-40.95%	2,346	2008
	17.540047	20.057846	14.35%	2,346	2007
	14.580886	17.540047	20.29%	2,346	2006
	13.361617	14.580886	9.13%	2,346	2005
	11.381003	13.361617	17.40%	2,346	2004
	10.000000	11.381003	13.81%	2,874	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	17.336028	10.235315	-40.96%	17,792	2008
	15.161349	17.336028	14.34%	22,234	2007
	12.601840	15.161349	20.31%	24,725	2006
	11.551866	12.601840	9.09%	17,935	2005
	10.000000	11.551866	15.52%	12,461	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.555623	11.104275	5.20%	3,931	2008
	10.000000	10.555623	5.56%	2,986	2007*

61

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	14.527783	12.078743	-16.86%	82,381	2008
	13.299678	14.527783	9.23%	76,120	2007
	12.160393	13.299678	9.37%	49,234	2006
	11.403137	12.160393	6.64%	3,442	2005
	10.630868	11.403137	7.26%	307	2004
	10.000000	10.630868	6.31%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	20.539745	11.329791	-44.84%	60,777	2008
	15.177507	20.539745	35.33%	49,393	2007
	14.042522	15.177507	8.08%	52,075	2006
	12.595290	14.042522	11.49%	42,554	2005
	10.779259	12.595290	16.85%	10,047	2004
	10.000000	10.779259	7.79%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.443387	10.384334	-36.85%	23,191	2008
	15.642687	16.443387	5.12%	41,777	2007
	14.256973	15.642687	9.72%	54,028	2006
	12.977241	14.256973	9.86%	14,496	2005
	11.153741	12.977241	16.35%	1,181	2004
	10.000000	11.153741	11.54%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	27.535901	13.034181	-52.66%	98,818	2008
	21.707408	27.535901	26.85%	157,293	2007
	14.939016	21.707408	45.31%	144,997	2006
	11.424142	14.939016	30.77%	101,104	2005
	10.000000	11.424142	14.24%	55,530	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	32.886332	15.560641	-52.68%	0	2008
	25.936356	32.886332	26.80%	1,102	2007
	17.857519	25.936356	45.24%	3,257	2006
	13.663985	17.857519	30.69%	5,477	2005
	11.623065	13.663985	17.56%	5,477	2004
	10.000000	11.623065	16.23%	1,445	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.569460	8.470148	-37.58%	1,442	2008
	12.339855	13.569460	9.96%	1,442	2007
	11.609854	12.339855	6.29%	1,442	2006
	11.245579	11.609854	3.24%	11,450	2005
	10.417435	11.245579	7.95%	0	2004
	10.000000	10.417435	4.17%	0	2003*

62

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	10.056116	6.699178	-33.38%	10,595	2008
	10.000000	10.056116	0.56%	6,366	2007*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	9.622663	5.105132	-46.95%	7,401	2008
	10.000000	9.622663	-3.77%	2,484	2007*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	18.833930	10.537450	-44.05%	5,258	2008
	15.561194	18.833930	21.03%	12,548	2007
	13.724113	15.561194	13.39%	7,932	2006
	12.215527	13.724113	12.35%	1,848	2005
	10.628492	12.215527	14.93%	296	2004
	10.000000	10.628492	6.28%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	9.409999	5.037952	-46.46%	0	2008
	10.000000	9.409999	-5.90%	0	2007*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.807800	9.267553	-14.25%	66,078	2008
	10.415066	10.807800	3.77%	106,544	2007
	10.090694	10.415066	3.21%	113,079	2006
	10.042270	10.090694	0.48%	102,790	2005
	10.060208	10.042270	-0.18%	41,128	2004
	10.000000	10.060208	0.60%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	12.897127	7.731918	-40.05%	2,243	2008
	12.954791	12.897127	-0.45%	6,009	2007
	12.426065	12.954791	4.25%	5,727	2006
	12.191683	12.426065	1.92%	5,727	2005
	11.001920	12.191683	10.81%	0	2004
	10.000000	11.001920	10.02%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.824883	9.491960	-40.02%	62,471	2008
	14.847117	15.824883	6.59%	82,180	2007*
	13.182744	14.847117	12.63%	73,968	2006
	12.454787	13.182744	5.84%	51,469	2005
	11.100169	12.454787	12.20%	26,290	2004
	10.000000	11.100169	11.00%	0	2003

63

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	11.028289	7.670922	-30.44%	381	2008
	10.490389	11.028289	5.13%	2,576	2007
	10.000000	10.490389	4.90%	382	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.681685	9.535719	-10.73%	57,805	2008
	10.472392	10.681685	2.00%	60,853	2007
	10.000000	10.472392	4.72%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	12.203617	7.417275	-39.22%	12,735	2008
	10.773700	12.203617	13.27%	15,590	2007
	10.000000	10.773700	7.74%	6,258	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.414370	6.307117	-44.74%	15,050	2008
	10.299018	11.414370	10.83%	23,601	2007
	10.000000	10.299018	2.99%	3,688	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.829384	6.030005	-38.65%	4,631	2008
	10.000000	9.829384	-1.71%	4,246	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.254212	9.453723	-28.67%	8,195	2008
	12.975305	13.254212	2.15%	10,933	2007
	11.843606	12.975305	9.56%	11,141	2006
	11.678896	11.843606	1.41%	63,104	2005
	10.709601	11.678896	9.05%	49,489	2004
	10.000000	10.709601	7.10%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.725142	8.350489	-28.78%	58,786	2008
	11.474698	11.725142	2.18%	96,139	2007
	10.474309	11.474698	9.55%	65,661	2006
	10.000000	10.474309	4.74%	21,822	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	13.461524	5.618299	-58.26%	21,006	2008
	10.000000	13.461524	34.62%	25,666	2007*

64

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	25.245049	16.711592	-33.80%	0	2008
	21.229764	25.245049	18.91%	314	2007
	15.606946	21.229764	36.03%	341	2006
	14.838101	15.606946	5.18%	341	2005
	11.562773	14.838101	28.33%	384	2004
	10.000000	11.562773	15.63%	0	2003*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.472923	-45.27%	0	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.121475	-48.79%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.137189	-38.63%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.860209	-1.40%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.866034	-1.34%	0	2008*

65

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	17.863712	9.494279	-46.85%	2,090	2008
	18.294085	17.863712	-2.35%	2,090	2007
	15.380081	18.294085	18.95%	2,090	2006
	14.015448	15.380081	9.74%	2,090	2005
	11.717047	14.015448	19.62%	2,090	2004
	10.000000	11.717047	17.17%	2,664	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.588386	12.364362	6.70%	140,074	2008
	10.918546	11.588386	6.13%	99,897	2007
	10.666582	10.918546	2.36%	80,519	2006
	10.428275	10.666582	2.29%	91,173	2005
	10.195690	10.428275	2.28%	40,879	2004
	10.000000	10.195690	1.96%	0	2003*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	13.984208	10.333132	-26.11%	2,267	2008
	12.503104	13.984208	11.85%	2,912	2007
	12.322775	12.503104	1.46%	2,912	2006
	11.499126	12.322775	7.16%	2,912	2005
	10.792929	11.499126	6.54%	2,912	2004
	10.000000	10.792929	7.93%	2,267	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	12.026097	8.880988	-26.15%	8,530	2008
	10.747407	12.026097	11.90%	10,664	2007
	10.594101	10.747407	1.45%	10,528	2006
	9.881688	10.594101	7.21%	13,597	2005
	10.000000	9.881688	-1.18%	1,414	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.802629	6.652935	-43.63%	10,468	2008
	10.893665	11.802629	8.34%	10,800	2007
	10.000000	10.893665	8.94%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.559741	10.359108	-37.44%	8,799	2008
	15.779248	16.559741	4.95%	9,420	2007
	13.630882	15.779248	15.76%	4,489	2006
	12.749996	13.630882	6.91%	1,572	2005
	11.288868	12.749996	12.94%	1,572	2004
	10.000000	11.288868	12.89%	0	2003*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.056917	11.223104	-6.92%	15,688	2008
	11.551589	12.056917	4.37%	2,948	2007
	10.984969	11.551589	5.16%	387	2006
	10.735051	10.984969	2.33%	387	2005
	10.356201	10.735051	3.66%	0	2004
	10.000000	10.356201	3.56%	0	2003*

66

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	14.154108	10.767632	-23.93%	82,295	2008
	13.525155	14.154108	4.65%	109,267	2007
	12.262380	13.525155	10.30%	79,321	2006
	11.751636	12.262380	4.35%	43,837	2005
	10.831464	11.751636	8.50%	15,958	2004
	10.000000	10.831464	8.31%	0	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.614240	10.610893	-32.04%	65,591	2008
	14.851398	15.614240	5.14%	70,069	2007
	13.090074	14.851398	13.46%	36,767	2006
	12.342400	13.090074	6.06%	18,386	2005
	11.116466	12.342400	11.03%	10,397	2004
	10.000000	11.116466	11.16%	810	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.120053	11.040355	-15.85%	27,869	2008
	12.513368	13.120053	4.85%	28,591	2007
	11.651675	12.513368	7.40%	20,376	2006
	11.258095	11.651675	3.50%	3,187	2005
	10.606733	11.258095	6.14%	1,587	2004
	10.000000	10.606733	6.07%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.364467	10.298560	-37.07%	9,331	2008
	15.361042	16.364467	6.53%	8,951	2007
	14.112352	15.361042	8.85%	5,559	2006
	12.709603	14.112352	11.04%	25,496	2005
	11.087246	12.709603	14.63%	26,829	2004
	10.000000	11.087246	10.87%	0	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.251361	10.362505	1.08%	182,444	2008
	10.000000	10.251361	2.51%	26,610	2007*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.110820	9.921530	-18.08%	39,511	2008
	11.687095	12.110820	3.63%	68,657	2007
	11.254381	11.687095	3.84%	46,935	2006
	11.119611	11.254381	1.21%	45,863	2005
	10.537740	11.119611	5.52%	28,677	2004
	10.000000	10.537740	5.38%	0	2003*

67

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.085420	-39.15%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	19.030119	10.088203	-46.99%	4,843	2008
	18.706952	19.030119	1.73%	5,446	2007
	15.429362	18.706952	21.24%	7,168	2006
	13.934576	15.429362	10.73%	9,315	2005
	11.723561	13.934576	18.86%	9,315	2004
	10.000000	11.723561	17.24%	2,808	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	15.726260	8.341015	-46.96%	39,302	2008
	15.460731	15.726260	1.72%	60,696	2007
	12.751487	15.460731	21.25%	61,539	2006
	11.514633	12.751487	10.74%	36,537	2005
	10.000000	11.514633	15.15%	6,413	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.320139	-36.80%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.308238	-36.92%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.230272	-37.70%	0	2008*

68

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.714877	-32.85%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	10.554823	5.589325	-47.04%	3,116	2008
	10.000000	10.554823	5.55%	3,453	2007*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	14.596616	9.787890	-32.94%	5,254	2008
	15.885745	14.596616	-8.12%	15,832	2007
	13.696099	15.885745	15.99%	14,404	2006
	13.452939	13.696099	1.81%	9,255	2005
	11.608861	13.452939	15.89%	4,036	2004
	10.000000	11.608861	16.09%	575	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	16.163476	9.869273	-38.94%	35,649	2008
	16.015899	16.163476	0.92%	41,307	2007
	14.468715	16.015899	10.69%	43,373	2006
	13.041336	14.468715	10.95%	36,446	2005
	11.084329	13.041336	17.66%	22,851	2004
	10.000000	11.084329	10.84%	2,726	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	10.102649	5.842706	-42.17%	0	2008
	10.000000	10.102649	1.03%	1,912	2007*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.880242	-1.20%	0	2008*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	13.744673	6.971972	-49.28%	0	2008
	11.564334	13.744673	18.85%	703	2007
	10.548653	11.564334	9.63%	731	2006
	10.732738	10.548653	-1.72%	732	2005
	10.415669	10.732738	3.04%	776	2004
	10.000000	10.415669	4.16%	0	2003*

69

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	14.006176	7.101858	-49.29%	1,418	2008
	11.793547	14.006176	18.76%	1,886	2007
	10.707355	11.793547	10.14%	2,639	2006
	10.894214	10.707355	-1.72%	908	2005
	10.000000	10.894214	8.94%	1,365	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	11.224468	6.507212	-42.03%	1,772	2008
	10.000000	11.224468	12.24%	2,556	2007*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	14.736459	9.163698	-37.82%	3,510	2008
	15.276805	14.736459	-3.54%	2,918	2007
	13.346282	15.276805	14.46%	2,918	2006
	12.961758	13.346282	2.97%	11,634	2005
	11.176531	12.961758	15.97%	2,918	2004
	10.000000	11.176531	11.77%	0	2003*

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.597553	-44.02%	5,861	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.420726	7.761434	-46.18%	9,105	2008
	12.787541	14.420726	12.77%	7,392	2007
	11.988913	12.787541	6.66%	13,086	2006
	11.542355	11.988913	3.87%	14,058	2005
	10.929957	11.542355	5.60%	11,703	2004
	10.000000	10.929957	9.30%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	15.964464	9.432716	-40.91%	72,768	2008
	15.197654	15.964464	5.05%	83,752	2007
	13.069100	15.197654	16.29%	80,472	2006
	11.568978	13.069100	12.97%	70,659	2005
	10.000000	11.568978	15.69%	32,242	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.195897	11.345069	-40.90%	60	2008
	18.269987	19.195897	5.07%	61	2007
	15.715883	18.269987	16.25%	61	2006
	13.910387	15.715883	12.98%	3,365	2005
	11.813575	13.910387	17.75%	15,554	2004
	10.000000	11.813575	18.14%	0	2003*

70

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	9.587525	2.029303	-78.83%	7,655	2008
	10.000000	9.587525	-4.12%	4,178	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.438255	2.639752	-78.78%	21,586	2008
	12.617363	12.438255	-1.42%	27,185	2007
	11.662100	12.617363	8.19%	32,527	2006
	11.542206	11.662100	1.04%	35,614	2005
	10.717098	11.542206	7.70%	19,381	2004
	10.000000	10.717098	7.17%	27,820	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.722202	8.949699	-39.21%	10,007	2008
	14.271677	14.722202	3.16%	16,111	2007
	12.555248	14.271677	13.67%	15,284	2006
	11.987183	12.555248	4.74%	15,284	2005
	11.088115	11.987183	8.11%	2,799	2004
	10.000000	11.088115	10.88%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	16.025755	9.840862	-38.59%	11,861	2008
	16.408700	16.025755	-2.33%	15,457	2007
	14.447886	16.408700	13.57%	8,742	2006
	13.294546	14.447886	8.68%	3,212	2005
	11.262019	13.294546	18.05%	880	2004
	10.000000	11.262019	12.62%	1,494	2003*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	13.754876	8.351961	-39.28%	0	2008
	14.780064	13.754876	-6.94%	0	2007
	12.873191	14.780064	14.81%	0	2006
	12.350597	12.873191	4.23%	13,576	2005
	11.222099	12.350597	10.06%	0	2004
	10.000000	11.222099	12.22%	0	2003*

71

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	20.241547	11.237216	-44.48%	0	2008
	18.858834	20.241547	7.33%	0	2007
	14.907071	18.858834	26.51%	0	2006
	13.413511	14.907071	11.13%	0	2005
	11.654659	13.413511	15.09%	0	2004
	10.000000	11.654659	16.55%	1,448	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.764199	7.960923	-37.63%	0	2008
	12.213080	12.764199	4.51%	0	2007
	11.694242	12.213080	4.44%	370	2006
	11.170204	11.694242	4.69%	370	2005
	10.736981	11.170204	4.03%	0	2004
	10.000000	10.736981	7.37%	0	2003*

Schwab Annuity Portfolios - Schwab TM Money Market Portfolio - Q/NQ	10.921374	11.046668	1.15%	960,561	2008
	10.527694	10.921374	3.74%	1,060,820	2007
	10.160824	10.527694	3.61%	999,338	2006
	9.983731	10.160824	1.77%	552,570	2005
	9.989265	9.983731	-0.06%	176,817	2004
	10.000000	9.989265	-0.11%	236,607	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.520457	5.976018	-43.20%	9,990	2008
	10.000000	10.520457	5.20%	489	2007*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	9.595439	6.057435	-36.87%	19,028	2008
	10.000000	9.595439	-4.05%	6,408	2007*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.277131	10.312396	0.34%	3,534	2008
	10.000000	10.277131	2.77%	3,534	2007*

72

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	11.600188	10.288645	-11.31%	40,945	2008
	11.131192	11.600188	4.21%	42,351	2007
	10.851261	11.131192	2.58%	40,945	2006
	10.540398	10.851261	2.95%	3,679	2005
	10.225027	10.540398	3.08%	0	2004
	10.000000	10.225027	2.25%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.154352	12.761819	-15.79%	0	2008
	14.380898	15.154352	5.38%	0	2007
	13.102890	14.380898	9.75%	0	2006
	11.796628	13.102890	11.07%	0	2005
	10.819286	11.796628	9.03%	10,684	2004
	10.000000	10.819286	8.19%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	19.407166	11.907374	-38.64%	41,437	2008
	23.685497	19.407166	-18.06%	43,843	2007
	17.369284	23.685497	36.36%	40,019	2006
	15.019469	17.369284	15.65%	30,428	2005
	11.143742	15.019469	34.78%	14,963	2004
	10.000000	11.143742	11.44%	1,510	2003*

73

Maximum Optional Benefits Elected
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.094044	8.040171	-52.97%	0	2008
	17.245517	17.094044	-0.88%	0	2007
	15.611970	17.245517	10.46%	0	2006
	15.140320	15.611970	3.12%	0	2005
	13.967012	15.140320	8.40%	0	2004
	10.000000	13.967012	39.67%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	16.607953	9.318547	-43.89%	0	2008
	15.200171	16.607953	9.26%	0	2007
	14.653471	15.200171	3.73%	0	2006
	13.798435	14.653471	6.20%	0	2005
	13.268546	13.798435	3.99%	0	2004
	10.000000	13.268546	32.69%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	20.534379	10.617398	-48.29%	0	2008
	18.995186	20.534379	8.10%	0	2007
	16.705583	18.995186	13.71%	0	2006
	15.631772	16.705583	6.87%	0	2005
	13.866108	15.631772	12.73%	0	2004
	10.000000	13.866108	38.66%	0	2003*

Alger American Fund - Alger American Balanced Portfolio: Class S Shares - Q/NQ	12.898869	8.590868	-33.40%	0	2008
	11.521380	12.898869	11.96%	0	2007
	11.276883	11.521380	2.17%	0	2006
	10.660761	11.276883	5.78%	0	2005
	10.454133	10.660761	1.98%	0	2004
	10.000000	10.454133	4.54%	0	2003*

Alger American Fund - Alger American Mid Cap Growth Portfolio: Class S Shares - Q/NQ	18.053583	7.331854	-59.39%	0	2008
	14.063550	18.053583	28.37%	0	2007
	13.085497	14.063550	7.47%	0	2006
	12.213718	13.085497	7.14%	0	2005
	11.074658	12.213718	10.29%	0	2004
	10.000000	11.074658	10.75%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.742577	10.290345	-42.00%	0	2008
	17.302913	17.742577	2.54%	0	2007
	15.122568	17.302913	14.42%	0	2006
	14.782348	15.122568	2.30%	0	2005
	13.589780	14.782348	8.78%	0	2004
	10.000000	13.589780	35.90%	0	2003*

74

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	19.782804	12.430721	-37.16%	0	2008
	19.925923	19.782804	-0.72%	0	2007
	17.839372	19.925923	11.70%	0	2006
	17.105145	17.839372	4.29%	0	2005
	14.688140	17.105145	16.46%	0	2004
	10.000000	14.688140	46.88%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.295044	10.871059	-3.75%	0	2008
	10.548990	11.295044	7.07%	0	2007
	10.617105	10.548990	-0.64%	0	2006
	10.688249	10.617105	-0.67%	0	2005
	10.328516	10.688249	3.48%	0	2004
	10.000000	13.328516	3.29%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	16.739842	10.685450	-36.17%	0	2008
	17.193049	16.739842	-2.64%	0	2007
	15.048456	17.193049	14.25%	0	2006
	14.720985	15.048456	2.22%	0	2005
	13.370750	14.720985	10.10%	0	2004
	10.000000	13.370750	33.71%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	22.520041	12.135106	-46.11%	0	2008
	19.529872	22.520041	15.31%	0	2007
	16.007234	19.529872	22.01%	0	2006
	14.469742	16.007234	10.63%	0	2005
	12.890586	14.469742	12.25%	0	2004
	10.000000	12.890586	28.91%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	17.415967	9.375920	-46.16%	0	2008
	15.105801	17.415967	15.29%	0	2007
	12.369105	15.105801	22.13%	0	2006
	11.194239	12.369105	10.50%	0	2005
	10.000000	11.194239	11.94%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.500560	9.228892	-26.17%	0	2008
	13.101121	12.500560	-4.58%	0	2007*

75

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	15.591685	8.897535	-42.93%	0	2008
	13.194277	15.591685	18.17%	0	2007
	13.963502	13.194277	-5.51%	0	2006
	14.000226	13.963502	-0.26%	0	2005
	12.944322	14.000226	8.16%	0	2004
	10.000000	12.944322	29.44%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	16.578621	11.867561	-28.42%	0	2008
	17.904242	16.578621	-7.40%	0	2007
	15.452630	17.904242	15.87%	0	2006
	15.067753	15.452630	2.55%	0	2005
	13.493949	15.067753	11.66%	0	2004
	10.000000	13.493949	34.94%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	16.401340	8.226142	-49.84%	0	2008
	12.020367	16.401340	36.45%	0	2007*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	19.657546	13.281286	-32.44%	0	2008
	20.234801	19.657546	-2.85%	0	2007
	18.082798	20.234801	11.90%	0	2006
	17.241182	18.082798	4.88%	0	2005
	14.463524	17.241182	19.20%	0	2004
	10.000000	14.463524	44.64%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.849197	10.328190	-38.70%	0	2008
	16.411152	16.849197	2.67%	0	2007
	14.564544	16.411152	12.68%	0	2006
	14.259003	14.564544	2.14%	0	2005
	13.211949	14.259003	7.93%	0	2004
	10.000000	13.211949	32.12%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	15.600591	10.722248	-31.27%	0	2008
	14.930425	15.600591	4.49%	0	2007
	13.136216	14.930425	13.66%	0	2006
	12.899690	13.136216	1.83%	0	2005
	12.586152	12.899690	2.49%	0	2004
	10.000000	12.586152	25.86%	0	2003*

76

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.484183	8.205994	-39.14%	0	2008
	15.542493	13.484183	-13.24%	0	2007
	15.350735	15.542493	1.25%	0	2006
	14.868836	15.350735	3.24%	0	2005
	13.691033	14.868836	8.60%	0	2004
	10.000000	13.691033	36.91%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.575392	9.413304	-35.42%	0	2008
	16.536033	14.575392	-11.86%	0	2007
	14.514297	16.536033	13.93%	0	2006
	14.163375	14.514297	2.48%	0	2005
	13.225371	14.163375	7.09%	0	2004
	10.000000	13.225371	32.25%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	16.287932	11.203339	-31.22%	0	2008
	15.191610	16.287932	7.22%	0	2007
	13.415167	15.191610	13.24%	0	2006
	13.487425	13.415167	-0.54%	0	2005
	12.875363	13.487425	4.75%	0	2004
	10.000000	12.875363	28.75%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.867732	9.567269	-3.04%	0	2008
	10.243079	9.867732	-3.66%	0	2007*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.618872	9.600863	-9.59%	0	2008
	10.328144	10.618872	2.81%	0	2007
	10.161522	10.328144	1.64%	0	2006
	10.287941	10.161522	-1.23%	0	2005
	10.181373	10.287941	1.05%	0	2004
	10.000000	10.181373	11.81%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	21.337714	11.958801	-43.95%	0	2008
	18.601610	21.337714	14.71%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	21.632225	9.645606	-55.41%	0	2008
	15.188855	21.632225	42.42%	0	2007*

77

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	17.774541	9.940652	-44.07%	0	2008
	17.948222	17.774541	-0.97%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	18.491861	9.528748	-48.47%	0	2008
	14.929730	18.491861	23.86%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.779227	10.177160	-5.59%	0	2008
	10.590479	10.779227	1.78%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	24.860134	14.682911	-40.94%	0	2008
	22.041575	24.860134	12.79%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	16.804895	9.212193	-45.18%	0	2008
	14.680445	16.804895	14.47%	0	2007*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.213757	7.714445	-31.21%	0	2008
	11.052167	11.213757	1.46%	0	2007*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	15.675886	11.175941	-28.71%	0	2008
	16.473253	15.675886	-4.84%	0	2007
	14.380383	16.473253	14.55%	0	2006
	14.215839	14.380383	1.16%	0	2005
	13.095257	14.215839	8.56%	0	2004
	10.000000	13.095257	30.95%	0	2003*

78

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	20.127009	13.184473	-34.49%	0	2008
	21.084166	20.127009	-4.54%	0	2007
	18.427835	21.084166	14.41%	0	2006
	17.322439	18.427835	6.38%	0	2005
	14.313081	17.322439	21.03%	0	2004
	10.000000	14.313081	43.13%	0	2003*

Franklin Templeton Variable Insurance Products Trust -Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.557922	-34.42%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	19.905068	9.212922	-53.72%	0	2008
	15.816268	19.905068	25.85%	0	2007*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	22.912118	13.359553	-41.69%	0	2008
	20.293444	22.912118	12.90%	0	2007
	17.084693	20.293444	18.78%	0	2006
	15.855521	17.084693	7.75%	0	2005
	13.677756	15.855521	15.92%	0	2004
	10.000000	13.677756	36.78%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	16.548671	9.646873	-41.71%	0	2008
	14.658705	16.548671	12.89%	0	2007
	12.339275	14.658705	18.80%	0	2006
	11.455300	12.339275	7.72%	0	2005
	10.000000	11.455300	14.55%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	11.667598	12.119161	3.87%	0	2008
	10.745897	11.667598	0.085772365	0	2007*

79

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	14.884072	12.218661	-17.91%	0	2008
	13.800918	14.884072	7.85%	0	2007
	12.779504	13.800918	7.99%	0	2006
	12.136389	12.779504	5.30%	0	2005
	11.459039	12.136389	5.91%	0	2004
	10.000000	11.459039	14.59%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	22.436096	12.219126	-45.54%	0	2008
	16.791689	22.436096	33.61%	0	2007
	15.734038	16.791689	6.72%	0	2006
	14.292242	15.734038	10.09%	0	2005
	12.387775	14.292242	15.37%	0	2004
	10.000000	12.387775	23.88%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.984590	10.590402	-37.65%	0	2008
	16.365160	16.984590	3.79%	0	2007
	15.105508	16.365160	8.34%	0	2006
	13.924752	15.105508	8.48%	0	2005
	12.121002	13.924752	14.88%	0	2004
	10.000000	12.121002	21.21%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	26.285757	12.284764	-53.26%	0	2008
	20.988007	26.285757	25.24%	0	2007
	14.627892	20.988007	43.48%	0	2006
	11.328611	14.627892	29.12%	0	2005
	10.000000	11.328611	13.29%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	38.484986	17.978972	-53.28%	0	2008
	30.741631	38.484986	25.19%	0	2007
	21.435594	30.741631	43.41%	0	2006
	16.610606	21.435594	29.05%	0	2005
	14.310066	16.610606	16.08%	0	2004
	10.000000	14.310066	43.10%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	15.530665	9.571679	-38.37%	0	2008
	14.304834	15.530665	8.57%	0	2007
	13.630148	14.304834	4.95%	0	2006
	13.370721	13.630148	1.94%	0	2005
	12.544352	13.370721	6.59%	0	2004
	10.000000	12.544352	25.44%	0	2003*

80

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	18.897248	12.429695	-34.22%	0	2008
	17.960754	18.897248	5.21%	0	2007*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	14.110450	7.391291	-47.62%	0	2008
	13.980419	14.110450	0.93%	0	2007*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	21.027886	11.615979	-44.76%	0	2008
	17.597090	21.027886	19.50%	0	2007
	15.717498	17.597090	11.96%	0	2006
	14.167975	15.717498	10.94%	0	2005
	12.484801	14.167975	13.48%	0	2004
	10.000000	12.484801	24.85%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.564777	6.641767	-47.14%	0	2008
	12.468336	12.564777	0.77%	0	2007*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.211189	8.645410	-15.33%	0	2008
	9.966578	10.211189	2.45%	0	2007
	9.779236	9.966578	1.92%	0	2006
	9.856350	9.779236	-0.78%	0	2005
	10.000161	9.856350	-1.44%	0	2004
	10.000000	10.000161	0.00%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	15.012718	8.886377	-40.81%	0	2008
	15.273712	15.012718	-1.71%	0	2007
	14.837159	15.273712	2.94%	0	2006
	14.742745	14.837159	0.64%	0	2005
	13.473997	14.742745	9.42%	0	2004
	10.000000	13.473997	34.74%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	16.521247	9.784205	-40.78%	0	2008
	15.699644	16.521247	5.23%	0	2007*
	14.117328	15.699644	11.21%	0	2006
	13.507699	14.117328	4.51%	0	2005
	12.192378	13.507699	10.79%	0	2004
	10.000000	12.192378	21.92%	0	2003

81

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.797061	7.415149	-31.32%	0	2008
	10.402421	10.797061	3.79%	0	2007
	10.000000	10.402421	4.02%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.457773	9.217980	-11.86%	0	2008
	10.384612	10.457773	0.70%	0	2007
	10.000000	10.384612	3.85%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	11.947796	7.169940	-39.99%	0	2008
	10.683364	11.947796	11.84%	0	2007
	10.000000	10.683364	6.83%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.175007	6.096694	-45.44%	0	2008
	10.212629	11.175007	9.42%	0	2007
	10.000000	10.212629	2.13%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.746269	5.903354	-39.43%	0	2008
	10.000000	9.746269	-2.54%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.947395	9.822458	-29.57%	0	2008
	13.829343	13.947395	0.85%	0	2007
	12.783973	13.829343	8.18%	0	2006
	12.766844	12.783973	0.13%	0	2005
	11.856822	12.766844	7.68%	0	2004
	10.000000	11.856822	18.57%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.334958	7.970615	-29.68%	0	2008
	11.235365	11.334958	0.89%	0	2007
	10.386510	11.235365	8.17%	0	2006
	10.000000	10.386510	3.87%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	28.763191	11.852392	-58.79%	0	2008
	20.222258	28.763191	0.42%	0	2007*

82

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	25.656278	16.769076	-34.64%	0	2008
	21.852686	25.656278	17.41%	0	2007
	16.269459	21.852686	34.32%	0	2006
	15.665101	16.269459	3.86%	0	2005
	12.363062	15.665101	26.71%	0	2004
	10.000000	12.363062	23.63%	0	2003*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.426594	-45.73%	0	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.078051	-49.22%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.085201	-39.15%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.777090	-2.23%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.782878	-2.17%	0	2008*

83

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	20.519854	10.767708	-47.53%	0	2008
	21.284359	20.519854	-3.59%	0	2007
	18.122046	21.284359	17.45%	0	2006
	16.724509	18.122046	8.36%	0	2005
	14.160433	16.724509	18.11%	0	2004
	10.000000	14.160433	41.60%	0	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.806310	11.384473	5.35%	0	2008
	10.312477	10.806310	4.79%	0	2007
	10.202901	10.312477	1.07%	0	2006
	10.102083	10.202901	1.00%	0	2005
	10.003007	10.102083	0.99%	0	2004
	10.000000	10.003007	0.03%	0	2003*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	16.949983	12.366230	-27.04%	0	2008
	15.349465	16.949983	10.43%	0	2007
	15.320972	15.349465	0.19%	0	2006
	14.479133	15.320972	5.81%	0	2005
	13.763583	14.479133	5.20%	0	2004
	10.000000	13.763583	37.64%	0	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	11.479643	8.370249	-27.09%	0	2008
	10.390853	11.479643	10.48%	0	2007
	10.373238	10.390853	0.17%	0	2006
	9.798994	10.373238	5.86%	0	2005
	10.000000	9.798994	-2.01%	0	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.555148	6.431015	-44.35%	0	2008
	10.802306	11.555148	6.97%	0	2007
	10.000000	10.802306	8.02%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	19.035645	11.757277	-38.24%	0	2008
	18.371568	19.035645	3.61%	0	2007
	16.072489	18.371568	14.30%	0	2006
	15.225350	16.072489	5.56%	0	2005
	13.652762	15.225350	11.52%	0	2004
	10.000000	13.652762	36.53%	0	2003*

84

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.818178	10.862009	-8.09%	0	2008
	11.468347	11.818178	3.05%	0	2007
	11.044797	11.468347	3.83%	0	2006
	10.931075	11.044797	1.04%	0	2005
	10.680075	10.931075	2.35%	0	2004
	10.000000	10.680075	6.80%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	15.096021	11.339064	-24.89%	0	2008
	14.610575	15.096021	3.32%	0	2007
	13.415265	14.610575	8.91%	0	2006
	13.020330	13.415265	3.03%	0	2005
	12.154146	13.020330	7.13%	0	2004
	10.000000	12.154146	21.54%	0	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	17.336966	11.632622	-32.90%	0	2008
	16.701878	17.336966	3.80%	0	2007
	14.908678	16.701878	12.03%	0	2006
	14.236242	14.908678	4.72%	0	2005
	12.986017	14.236242	9.63%	0	2004
	10.000000	12.986017	29.86%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.393572	11.128173	-16.91%	0	2008
	12.938375	13.393572	3.52%	0	2007
	12.200939	12.938375	6.04%	0	2006
	11.939034	12.200939	2.19%	0	2005
	11.392020	11.939034	4.80%	0	2004
	10.000000	11.392020	13.92%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	19.975938	12.412237	-37.86%	0	2008
	18.992036	19.975938	5.18%	0	2007
	17.670599	18.992036	7.48%	0	2006
	16.116870	17.670599	9.64%	0	2005
	14.239224	16.116870	13.19%	0	2004
	10.000000	14.239224	42.39%	0	2003*

85

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.219198	10.199628	-0.19%	0	2008
	9.972402	10.219198	2.47%	0	2007*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.857361	9.591260	-19.11%	0	2008
	11.589519	11.857361	2.31%	0	2007
	11.302647	11.589519	2.54%	0	2006
	11.309640	11.302647	-0.06%	0	2005
	10.854785	11.309640	4.19%	0	2004
	10.000000	10.854785	8.55%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.033930	-39.66%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	21.131545	11.060389	-47.66%	0	2008
	21.039744	21.131545	0.44%	0	2007
	17.574518	21.039744	19.72%	0	2006
	16.074152	17.574518	9.33%	0	2005
	13.969378	16.074152	17.36%	0	2004
	10.000000	13.969378	39.69%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	15.011899	7.861323	-47.63%	0	2008
	14.948158	15.011899	0.43%	0	2007
	12.485805	14.948158	19.72%	0	2006
	11.418380	12.485805	9.35%	0	2005
	10.000000	11.418380	14.18%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.266640	-37.33%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.254822	-37.45%	0	2008*

86

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.177518	-38.22%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.658061	-33.42%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	17.198738	8.992275	-47.72%	0	2008
	16.061803	17.198738	7.08%	0	2007*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	19.873522	13.157737	-33.79%	0	2008
	21.906881	19.873522	-9.28%	0	2007
	19.128017	21.906881	14.53%	0	2006
	19.027779	19.128017	0.53%	0	2005
	16.629294	19.027779	14.42%	0	2004
	10.000000	16.629294	66.29%	0	2003*

NVIT NVIT Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	20.202825	12.179554	-39.71%	0	2008
	20.275718	20.202825	-0.36%	0	2007
	18.550515	20.275718	9.30%	0	2006
	16.933419	18.550515	9.55%	0	2005
	14.576196	16.933419	16.17%	0	2004
	10.000000	14.576196	45.76%	0	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	17.137937	9.785982	-42.90%	0	2008
	16.243400	17.137937	5.51%	0	2007*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.796941	-2.03%	0	2008*

87

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	19.066553	9.548996	-49.92%	0	2008
	16.248108	19.066553	17.35%	0	2007
	15.009998	16.248108	8.25%	0	2006
	15.466606	15.009998	-2.95%	0	2005
	15.201470	15.466606	1.74%	0	2004
	10.000000	15.201470	52.01%	0	2003*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	13.369883	6.693353	-49.94%	0	2008
	11.402406	13.369883	17.25%	0	2007
	10.484198	11.402406	8.76%	0	2006
	10.803128	10.484198	-2.95%	0	2005
	10.000000	10.803128	8.03%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	20.666138	11.829179	-42.76%	0	2008
	17.305972	20.666138	19.42%	0	2007*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	16.977195	10.423428	-38.60%	0	2008
	17.825916	16.977195	-4.76%	0	2007
	15.771695	17.825916	13.02%	0	2006
	15.512473	15.771695	1.67%	0	2005
	13.546787	15.512473	14.51%	0	2004
	10.000000	13.546787	35.47%	0	2003*

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.549924	-44.50%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	17.015446	9.041970	-46.86%	0	2008
	15.282295	17.015446	11.34%	0	2007
	14.510512	15.282295	5.32%	0	2006
	14.148029	14.510512	2.56%	0	2005
	13.568575	14.148029	4.27%	0	2004
	10.000000	13.568575	35.69%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	15.239339	8.890350	-41.66%	0	2008
	14.693804	15.239339	3.71%	0	2007
	12.796845	14.693804	14.82%	0	2006
	11.472268	12.796845	11.55%	0	2005
	10.000000	11.472268	14.72%	0	2004*

88

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	23.235151	13.558584	-41.65%	0	2008
	22.398614	23.235151	3.73%	0	2007
	19.512863	22.398614	14.79%	0	2006
	17.491164	19.512863	11.56%	0	2005
	15.044342	17.491164	16.26%	0	2004
	10.000000	15.044342	50.44%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	9.506442	1.986618	-79.10%	0	2008
	10.000000	9.506442	-4.94%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.268302	2.780189	-79.05%	0	2008
	13.632342	13.268302	-2.67%	0	2007
	12.760792	13.632342	6.83%	0	2006
	12.790585	12.760792	-0.23%	0	2005
	12.027994	12.790585	6.34%	0	2004
	10.000000	12.027994	20.28%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	16.446107	9.871159	-39.98%	0	2008
	16.147721	16.446107	1.85%	0	2007
	14.386668	16.147721	12.24%	0	2006
	13.910733	14.386668	3.42%	0	2005
	13.031782	13.910733	6.74%	0	2004
	10.000000	13.031782	30.32%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	20.313975	12.316200	-39.37%	0	2008
	21.066785	20.313975	-3.57%	0	2007
	18.785740	21.066785	12.14%	0	2006
	17.506257	18.785740	7.31%	0	2005
	15.019254	17.506257	16.56%	0	2004
	10.000000	15.019254	50.19%	0	2003*

89

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	14.261993	8.550290	-40.05%	0	2008
	15.522027	14.261993	-8.12%	0	2007
	13.691687	15.522027	13.37%	0	2006
	13.303242	13.691687	2.92%	0	2005
	12.242120	13.303242	8.67%	0	2004
	10.000000	12.242120	22.42%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	20.816623	11.410208	-45.19%	0	2008
	19.643879	20.816623	5.97%	0	2007
	15.725403	19.643879	24.92%	0	2006
	14.330153	15.725403	9.74%	0	2005
	12.610138	14.330153	13.64%	0	2004
	10.000000	12.610138	26.10%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.196661	8.126514	-38.42%	0	2008
	12.789150	13.196661	3.19%	0	2007
	12.401960	12.789150	3.12%	0	2006
	11.997140	12.401960	3.37%	0	2005
	11.679205	11.997140	2.72%	0	2004
	10.000000	11.679205	16.79%	0	2003*

Schwab Annuity Portfolios - Schwab TM Money Market Portfolio - Q/NQ	10.343056	10.329689	-0.13%	0	2008
	10.098357	10.343056	2.42%	0	2007
	9.870677	10.098357	2.31%	0	2006
	9.822260	9.870677	0.49%	0	2005
	9.953296	9.822260	-1.32%	0	2004
	10.000000	9.953296	-0.47%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	13.114440	7.355188	-43.92%	0	2008
	11.922076	13.114440	10.00%	0	2007*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.254285	7.638007	-37.67%	0	2008
	12.162964	12.254285	0.75%	0	2007*

90

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.447915	10.351462	-0.92%	0	2008
	10.153446	10.447915	2.90%	0	2007*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.853331	9.504716	-12.43%	0	2008
	10.548345	10.853331	2.89%	0	2007
	10.414131	10.548345	1.29%	0	2006
	10.244725	10.414131	1.65%	0	2005
	10.065212	10.244725	1.78%	0	2004
	10.000000	10.065212	0.65%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.635261	13.832041	-16.85%	0	2008
	15.989055	16.635261	4.04%	0	2007
	14.753788	15.989055	8.37%	0	2006
	13.452188	14.753788	9.68%	0	2005
	12.495350	13.452188	7.66%	0	2004
	10.000000	12.495350	24.95%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	22.205122	13.451199	-39.42%	0	2008
	27.448822	22.205122	-19.10%	0	2007
	20.385267	27.448822	34.65%	0	2006
	17.851966	20.385267	14.19%	0	2005
	13.414471	17.851966	33.08%	0	2004
	10.000000	13.414471	34.14%	0	2003*

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Appendix C: Contract Types and Tax Information

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code.  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code.  Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1)	Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

a)	the contract value on the day before the withdrawal; and

b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2)
Contract ownership at annuitization.  On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3)
Recipient of death benefit proceeds.  With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex.  A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.  An annuity that has a Charitable Remainder Trust endorsement is not a charitable remainder trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.

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Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified contracts that are owned by non-natural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an “agent” of a natural person.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $ 5,000 ; if the contract owner is age 50 or older, the annual premium cannot exceed $ 6,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA or another eligible retirement plan ; however, the amount rolled over from the IRA or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA or other eligible retirement plan to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of a SEP IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Simple IRAs

A Simple IRA is an individual retirement annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

•	vesting requirements;

•	participation requirements; and

•	administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple IRA.

When the owner of Simple IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.

In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

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Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received.  If any of the amount s contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.)  The 10% penalty tax can be avoided if the distribution is:

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•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;

•	it is attributable to the contract owner’s disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

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Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payments made with after-tax dollars.  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction , which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner’s death;

•	the result of a contract owner’s disability, (as defined in the Internal Revenue Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code.  Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule , a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

GMWB Rider.  Although the tax treatment is not clear, if you purchase the GMWB rider and you take a withdrawal from your Contract before the annuitization date, we intend to treat the following amount of the withdrawal as a taxable distribution:  the greater of (a) your account value immediately before the distribution, (b) your Guaranteed Lifetime Amount immediately before the distribution, and (c) the remaining investment in the Contract.  In certain circumstances, this treatment with respect to the GMWB rider could result in your account value being less than your investment in the Contract after such a withdrawal. If you subsequently surrender your contract under such circumstances, you would have a loss that may be deductible.

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If you purchase the GMWB rider in an IRA or Tax Sheltered Annuity, additional distributions may be required to satisfy the minimum distribution requirements. Please consult your tax advisor.

Exchanges

As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property.  However, pursuant to Section 1035 of the Code , an annuity contract may be exchange d tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts .   If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable.

In March 2008, the IRS issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract, sometimes referred to as a “partial exchange.”  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under section 1035 of the Internal Revenue Code if, for a period of at least 12 months from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the tax-free status of the exchange may still be preserved despite a distribution or surrender from either contract if the contract owner can show that between the date of the direct transfer and the distribution or surrender, one of the conditions described under section 72(q)(2) of the Internal Revenue Code that would exempt the distribution from the 10% early distribution penalty (such as turning age 59½, or becoming disabled; but not a series of substantially equal periodic payments or an immediate annuity) or “other similar life event” such as divorce or loss of employment occurred.  Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract.  Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in section 401(a), an eligible deferred compensation plan described in section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or IRA; or

•	the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.  Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	p rovide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;

(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and

(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

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•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is two or more generations younger than the contract owner; or

b)	certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide’s understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Internal Revenue Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form.

This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial adviser for more specific required distribution information.

Required Distributions - General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death.  The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and

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"designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death.  For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner’s death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse’s death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;

(b)	any change of annuitant will be treated as the death of a contract owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.

The Worker, Retiree, and Employer Recovery Act of 2008 provides that the normal required distribution rules will not be applicable to defined contribution plans (which generally includes IRAs, TSAs and SEP IRAs) during 2009.  However, annuitized distributions from such plans may not receive the same exception and should continue to be made.  Consequently, if you desire to forego the distribution that would be required to be made to you during 2009, you should consult with your advisor and notify us of your decision. If the contract owner’s entire interest in a Tax Sheltered Annuity,

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IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar  year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar  year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

As noted above, if you purchase the GMWB, additional distributions may be required to satisfy the minimum distribution requirements. Please consult your tax advisor.

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Appendix D: State Variations

Described below are the variations to certain prospectus disclosure resulting from state law or the instruction provided by state insurance authorities as of the date of this prospectus.   Information regarding a state’s requirements does not mean that Nationwide currently offers contracts within that jurisdiction.   These variations are subject to change without notice and additional variations may be imposed as required by specific states.

Connecticu t – Joint owners are not limited to spouses.  See “Ownership and Interests in the Contract” subsection “Joint Owners” earlier in this prospectus for more information.

Hawaii – Joint owners are not limited to spouses.  See “Ownership and Interests in the Contract” subsection “Joint Owners” earlier in this prospectus for more information.

Maryland – Guaranteed Term Options are not available.  See “Investing in the Contract” subsection “Guaranteed Term Options” earlier in this prospectus for more information.

The Capital Preservation Plus Option is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “Capital Preservation Plus Option” earlier in this prospectus for more information.

New Hampshire – Joint owners are not limited to spouses.  See “Ownership and Interests in the Contract” subsection “Joint Owners” earlier in this prospectus for more information.

New Jersey – Charitable Remainder Trust contract type is not available.   See “ Synopsis of the Contracts” earlier in this prospectus for more information.

The Beneficiary Protector II Option is not available. See “Optional Contract Benefits, Charges and Deductions” subsection “Beneficiary Protector II Option” for more information.

Joint owners are not limited to spouses.  See “Ownership and Interests in the Contract” subsection “Joint Owners” earlier in this prospectus for more information.

Total purchase payments may not exceed $2,000,000 or ($1,000,000 if an optional rider is elected).   See “ Synopsis of the Contract ” subsection “Minimum Initial and Subsequent Purchase Payments” earlier in this prospectus for more information.

A contract owner cannot meet the minimum initial purchase payment requirement by making purchase payments equal to the required minimum over the course of the first contract year.  See “Synopsis of the Contracts” subsection “Minimum Initial and Subsequent Purchase Payments” earlier in this prospectus for more information.

The calculations used to determine the amount of the One-Year Enhanced Death Benefit and Combination Enhanced Death Benefit if the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000 are not applicable.  See “Death Benefit Calculations” subsections “One-Year Enhanced Death Benefit Option” and “Combination Enhanced Death Benefit Option” earlier in this prospectus for more information.

New York – The Beneficiary Protector II Option is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “Beneficiary Protector II Option” for more information.

Joint owners are not limited to spouses.  See “Ownership and Interests in the Contract” subsection “Joint Owners” earlier in this prospectus for more information.

If no purchase payment is received three (3) years prior to the Annuitization date and, if the net amount to be applied to any annuity payment option at the annuitization date is less than   $2,000, Nationwide has the right to pay this amount in one lump sum instead of periodic annuity payments.  See “Annuitizing the Contract” subsection “Frequency and Amount of Annuity Payments” earlier in this prospectus for more information.

The Combination Enhanced Death Benefit Option is not available.  See “Death Benefit Options” subsection “Combination Enhanced Death Benefit Option” earlier in this prospectus for more information.

Guaranteed Term Options are not available.  See “Investing in the Contract” subsection “Guaranteed Term Options” earlier in this prospectus for more information.

The Capital Preservation Plus Option is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “Capital Preservation Plus Option” earlier in this prospectus for more information.

North Dakota – The Beneficiary Protector II Option is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “Beneficiary Protector II Option” earlier in the prospectus for more information.

Oregon   – Joint owners are not limited to spouses.   See “Ownership and Interests in the Contract” subsection “Joint Owners” earlier in this prospectus for more information.

Pennsylvania – Joint owners are not limited to spouses.  See “Ownership and Interests in the Contract ” subsection “Joint Owners” earlier in this prospectus for more information.

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Guaranteed Term Options are not available.  See “Investing in the Contract” subsection “Guaranteed Term Options” earlier in this prospectus for more information.

Vermont – Joint owners are not limited to spouses.  See “Ownership and Interests in the Contract” subsection “Joint Owners” earlier in this prospectus for more information.

Washington – The Beneficiary Protector II Option is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “Beneficiary Protector II Option” for more information.

The Combination Enhanced Death Benefit Option is not available.  See “Death Benefit Options” subsection “Combination Enhanced Death Benefit Option” earlier in this prospectus for more information.

Guaranteed Term Options are not available.  See “Investing in the Contract” subsection “Guaranteed Term Options” earlier in this prospectus for more information.

The Capital Preservation Plus Option is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “Capital Preservation Plus Option” earlier in this prospectus for more information.

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STATEMENT OF ADDITIONAL INFORMATION

May 1, 2009

Individual Flexible Premium Deferred Variable Annuity Contracts

Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II

This Statement of Additional Information is not a prospectus.  It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2009 .  The prospectus may be obtained from Nationwide Life Insurance Company by writing: One Nationwide Plaza, RR1-04-F4, Columbus, Ohio 43215, or calling 1-888-421-5368, TDD 1-800-238-3035.

General Information and History

The Nationwide Variable Account-II is a separate investment account of Nationwide Life Insurance Company ("Nationwide").  Nationwide is a member of the Nationwide group of companies.  All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.     The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $ 135 billion as of December 31, 2008.

Services

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.

The custodian of the assets of the variable account is Nationwide.  Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds.  Nationwide, or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements relate to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.

See “Underlying Mutual Funds” located in the prospectus.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account - II and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the December 31, 2008 consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries adopted the American Institute of Certified Public Accountants' Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts, in 2007.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of Charles Schwab & Co., Inc. member of theFinancial Industry Regulatory Authority ("FINRA").

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"),  One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  During the fiscal years ended December 31, 2008 , 2007 , and 2006 , no underwriting commissions were paid by Nationwide to NISC.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to contract owners and prospective contract owners in advertising, sales literature or other materials.

Performance Comparisons

Each sub-account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts’ sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

Condensed Financial Information

The following charts represent the accumulation unit value for all classes of accumulation units for all asset fees for contracts issued as of December 31, 2008.   The term "Period" is defined as a complete calendar year unless otherwise noted.  Those Periods with an (*) reflect accumulatin unit information for a partial year only.  The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit" in the prospectus).

No Optional Benefits Elected
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	14.200153	6.764795	-52.36%	9,797	2008
	14.144186	14.200153	0.40%	9,797	2007
	12.643290	14.144186	11.87%	11,860	2006
	12.107043	12.643290	4.43%	7,559	2005
	11.027861	12.107043	9.79%	5,786	2004
	10.000000	11.027861	10.28%	4,410	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.163981	8.049131	-43.17%	10,902	2008
	12.798878	14.163981	10.67%	10,669	2007
	12.183235	12.798878	5.05%	13,665	2006
	11.328017	12.183235	7.55%	7,838	2005
	10.755541	11.328017	5.32%	1,905	2004
	10.000000	10.755541	7.56%	1,905	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	17.174402	8.993999	-47.63%	9,853	2008
	15.685467	17.174402	9.49%	9,826	2007
	13.621196	15.685467	15.15%	8,717	2006
	12.585307	13.621196	8.23%	2,650	2005
	11.022888	12.585307	14.17%	1,422	2004
	10.000000	11.022888	10.23%	0	2003*

Alger American Fund - Alger American Balanced Portfolio: Class S Shares - Q/NQ	13.766408	9.286080	-32.55%	7,560	2008
	12.140292	13.766408	13.39%	3,825	2007
	11.733092	12.140292	3.47%	9,074	2006
	10.952495	11.733092	7.13%	29,570	2005
	10.604657	10.952495	3.28%	8,331	2004
	10.000000	10.604657	6.05%	0	2003*

Alger American Fund - Alger American Mid Cap Growth Portfolio: Class S Shares - Q/NQ	18.478509	7.600797	-58.87%	9,663	2008
	14.212042	18.478509	30.02%	10,781	2007
	13.057174	14.212042	8.84%	9,809	2006
	12.033982	13.057174	8.50%	14,038	2005
	10.773986	12.033982	11.69%	4,212	2004
	10.000000	10.773986	7.74%	2,204	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.180152	8.917068	-41.26%	23,004	2008
	14.616161	15.180152	3.86%	23,222	2007
	12.613662	14.616161	15.88%	17,997	2006
	12.174762	12.613662	3.60%	10,271	2005
	11.051358	12.174762	10.17%	5,163	2004
	10.000000	11.051358	10.51%	1,926	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	16.313128	10.381916	-36.36%	9,240	2008
	16.222641	16.313128	0.56%	10,927	2007
	14.341131	16.222641	13.12%	7,087	2006
	13.577914	14.341131	5.62%	7,306	2005
	11.512237	13.577914	17.94%	768	2004
	10.000000	11.512237	15.12%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.879728	11.579933	-2.52%	99,566	2008
	10.954273	11.879728	8.45%	91,896	2007
	10.886248	10.954273	0.62%	95,624	2006
	10.821269	10.886248	0.60%	105,321	2005
	10.325092	10.821269	4.81%	71,093	2004
	10.000000	10.325092	3.25%	6,767	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	14.798857	9.567521	-35.35%	49,522	2008
	15.006599	14.798857	-1.38%	51,591	2007
	12.969507	15.006599	15.71%	65,416	2006
	12.527653	12.969507	3.53%	49,180	2005
	11.235074	12.527653	11.50%	32,629	2004
	10.000000	11.235074	12.35%	1,137	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	20.854512	11.381630	-45.42%	708	2008
	17.856106	20.854512	16.79%	753	2007
	14.451243	17.856106	23.56%	791	2006
	12.898866	14.451243	12.03%	835	2005
	11.346181	12.898866	13.68%	882	2004
	10.000000	11.346181	13.46%	1,482	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	18.244654	9.947919	-45.47%	11,139	2008
	15.623843	18.244654	16.77%	11,797	2007
	12.632342	15.623843	23.68%	11,386	2006
	11.288648	12.632342	11.90%	6,715	2005
	10.000000	11.288648	12.89%	5,518	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	8.965173	6.703551	-25.23%	1,702	2008
	10.000000	8.965173	-10.35%	0	2007*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.533093	7.821773	-42.20%	6,948	2008
	11.306968	13.533093	19.69%	6,948	2007
	11.815492	11.306968	-4.30%	7,311	2006
	11.697510	11.815492	1.01%	6,879	2005
	10.678830	11.697510	9.54%	1,025	2004
	10.000000	10.678830	6.79%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	14.485526	10.502053	-27.50%	34,418	2008
	15.445222	14.485526	-6.21%	52,083	2007
	13.162641	15.445222	17.34%	32,152	2006
	12.673340	13.162641	3.86%	26,636	2005
	11.206456	12.673340	13.09%	5,097	2004
	10.000000	11.206456	12.06%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	12.424833	6.311651	-49.20%	8,713	2008
	10.000000	12.424833	24.25%	13,464	2007*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	15.848761	10.845162	-31.57%	21,552	2008
	16.107072	15.848761	-1.60%	24,325	2007
	14.212907	16.107072	13.33%	35,828	2006
	13.380975	14.212907	6.22%	57,848	2005
	11.083647	13.380975	20.73%	37,861	2004
	10.000000	11.083647	10.84%	600	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.818584	9.199891	-37.92%	175,901	2008
	14.250197	14.818584	3.99%	192,905	2007
	12.487625	14.250197	14.11%	191,755	2006
	12.071848	12.487625	3.44%	253,948	2005
	11.044285	12.071848	9.30%	204,959	2004
	10.000000	11.044285	10.44%	13,208	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	14.343489	9.984460	-30.39%	32,293	2008
	13.553145	14.343489	5.83%	34,959	2007
	11.774416	13.553145	15.11%	27,259	2006
	11.416927	11.774416	3.13%	31,078	2005
	10.998884	11.416927	3.80%	12,697	2004
	10.000000	10.998884	9.99%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	11.119589	6.853749	-38.36%	7,126	2008
	12.654170	11.119589	-12.13%	8,601	2007
	12.340703	12.654170	2.54%	13,833	2006
	11.802941	12.340703	4.56%	15,471	2005
	10.730870	11.802941	9.99%	3,656	2004
	10.000000	10.730870	7.31%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	13.058842	8.541911	-34.59%	615	2008
	14.627401	13.058842	-10.72%	615	2007
	12.677493	14.627401	15.38%	492	2006
	12.215325	12.677493	3.78%	492	2005
	11.262435	12.215325	8.46%	0	2004
	10.000000	11.262435	12.62%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	14.574509	10.153198	-30.34%	3,455	2008
	13.421067	14.574509	8.59%	3,455	2007
	11.702539	13.421067	14.69%	3,320	2006
	11.617525	11.702539	0.73%	0	2005
	10.950411	11.617525	6.09%	0	2004
	10.000000	10.950411	9.50%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.083945	9.901921	-1.81%	0	2008
	10.000000	10.083945	0.84%	0	2007*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.261624	10.312137	-8.43%	21,041	2008
	10.814352	11.261624	4.14%	22,575	2007
	10.505985	10.814352	2.94%	20,976	2006
	10.502802	10.505985	0.03%	45,965	2005
	10.262827	10.502802	2.34%	40,468	2004
	10.000000	10.262827	2.63%	831	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	10.661792	6.377766	-40.18%	12,445	2008
	10.000000	10.661792	6.62%	8,110	2007*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	12.686240	5.729283	-54.84%	24,743	2008
	10.000000	12.686240	26.86%	30,497	2007*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	9.479431	5.369500	-43.36%	2,391	2008
	10.000000	9.479431	-5.21%	7,894	2007*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	11.901561	6.211475	-47.81%	4,723	2008
	10.000000	11.901561	19.02%	9,359	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.146770	9.702478	-4.38%	10,709	2008
	10.000000	10.146770	1.47%	16,623	2007*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	10.661792	6.377766	-40.18%	12,445	2008
	10.000000	10.661792	6.62%	8,110	2007*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	10.629727	5.901747	-44.48%	6,476	2008
	10.000000	10.629727	6.30%	6,849	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	9.732234	6.780943	-30.32%	3,512	2008
	10.000000	9.732234	-2.68%	3,512	2007*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	13.815962	9.976116	-27.79%	17,623	2008
	14.334455	13.815962	-3.62%	22,165	2007
	12.355875	14.334455	16.01%	36,943	2006
	12.060806	12.355875	2.45%	19,677	2005
	10.969914	12.060806	9.94%	14,602	2004
	10.000000	10.969914	9.70%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	16.878245	11.198036	-33.65%	25,826	2008
	17.456454	16.878245	-3.31%	32,883	2007
	15.065180	17.456454	15.87%	28,818	2006
	13.983385	15.065180	7.74%	26,262	2005
	11.408391	13.983385	22.57%	25,677	2004
	10.000000	11.408391	14.08%	0	2003*

Franklin Templeton Variable Insurance Products Trust -Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.613814	-33.86%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.020271	5.634847	-53.12%	5,053	2008
	10.000000	12.020271	20.20%	7,697	2007*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	20.057846	11.845108	-40.95%	2,346	2008
	17.540047	20.057846	14.35%	2,346	2007
	14.580886	17.540047	20.29%	2,346	2006
	13.361617	14.580886	9.13%	2,346	2005
	11.381003	13.361617	17.40%	2,346	2004
	10.000000	11.381003	13.81%	2,874	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	17.336028	10.235315	-40.96%	17,792	2008
	15.161349	17.336028	14.34%	22,234	2007
	12.601840	15.161349	20.31%	24,725	2006
	11.551866	12.601840	9.09%	17,935	2005
	10.000000	11.551866	15.52%	12,461	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 2 - Q/NQ	10.555623	11.104275	5.20%	3,931	2008
	10.000000	10.555623	5.56%	2,986	2007*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	14.527783	12.078743	-16.86%	82,381	2008
	13.299678	14.527783	9.23%	76,120	2007
	12.160393	13.299678	9.37%	49,234	2006
	11.403137	12.160393	6.64%	3,442	2005
	10.630868	11.403137	7.26%	307	2004
	10.000000	10.630868	6.31%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	20.539745	11.329791	-44.84%	60,777	2008
	15.177507	20.539745	35.33%	49,393	2007
	14.042522	15.177507	8.08%	52,075	2006
	12.595290	14.042522	11.49%	42,554	2005
	10.779259	12.595290	16.85%	10,047	2004
	10.000000	10.779259	7.79%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.443387	10.384334	-36.85%	23,191	2008
	15.642687	16.443387	5.12%	41,777	2007
	14.256973	15.642687	9.72%	54,028	2006
	12.977241	14.256973	9.86%	14,496	2005
	11.153741	12.977241	16.35%	1,181	2004
	10.000000	11.153741	11.54%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	27.535901	13.034181	-52.66%	98,818	2008
	21.707408	27.535901	26.85%	157,293	2007
	14.939016	21.707408	45.31%	144,997	2006
	11.424142	14.939016	30.77%	101,104	2005
	10.000000	11.424142	14.24%	55,530	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	32.886332	15.560641	-52.68%	0	2008
	25.936356	32.886332	26.80%	1,102	2007
	17.857519	25.936356	45.24%	3,257	2006
	13.663985	17.857519	30.69%	5,477	2005
	11.623065	13.663985	17.56%	5,477	2004
	10.000000	11.623065	16.23%	1,445	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.569460	8.470148	-37.58%	1,442	2008
	12.339855	13.569460	9.96%	1,442	2007
	11.609854	12.339855	6.29%	1,442	2006
	11.245579	11.609854	3.24%	11,450	2005
	10.417435	11.245579	7.95%	0	2004
	10.000000	10.417435	4.17%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	10.056116	6.699178	-33.38%	10,595	2008
	10.000000	10.056116	0.56%	6,366	2007*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	9.622663	5.105132	-46.95%	7,401	2008
	10.000000	9.622663	-3.77%	2,484	2007*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	18.833930	10.537450	-44.05%	5,258	2008
	15.561194	18.833930	21.03%	12,548	2007
	13.724113	15.561194	13.39%	7,932	2006
	12.215527	13.724113	12.35%	1,848	2005
	10.628492	12.215527	14.93%	296	2004
	10.000000	10.628492	6.28%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	9.409999	5.037952	-46.46%	0	2008
	10.000000	9.409999	-5.90%	0	2007*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.807800	9.267553	-14.25%	66,078	2008
	10.415066	10.807800	3.77%	106,544	2007
	10.090694	10.415066	3.21%	113,079	2006
	10.042270	10.090694	0.48%	102,790	2005
	10.060208	10.042270	-0.18%	41,128	2004
	10.000000	10.060208	0.60%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	12.897127	7.731918	-40.05%	2,243	2008
	12.954791	12.897127	-0.45%	6,009	2007
	12.426065	12.954791	4.25%	5,727	2006
	12.191683	12.426065	1.92%	5,727	2005
	11.001920	12.191683	10.81%	0	2004
	10.000000	11.001920	10.02%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.824883	9.491960	-40.02%	62,471	2008
	14.847117	15.824883	6.59%	82,180	2007*
	13.182744	14.847117	12.63%	73,968	2006
	12.454787	13.182744	5.84%	51,469	2005
	11.100169	12.454787	12.20%	26,290	2004
	10.000000	11.100169	11.00%	0	2003

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	11.028289	7.670922	-30.44%	381	2008
	10.490389	11.028289	5.13%	2,576	2007
	10.000000	10.490389	4.90%	382	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.681685	9.535719	-10.73%	57,805	2008
	10.472392	10.681685	2.00%	60,853	2007
	10.000000	10.472392	4.72%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	12.203617	7.417275	-39.22%	12,735	2008
	10.773700	12.203617	13.27%	15,590	2007
	10.000000	10.773700	7.74%	6,258	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.414370	6.307117	-44.74%	15,050	2008
	10.299018	11.414370	10.83%	23,601	2007
	10.000000	10.299018	2.99%	3,688	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.829384	6.030005	-38.65%	4,631	2008
	10.000000	9.829384	-1.71%	4,246	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.254212	9.453723	-28.67%	8,195	2008
	12.975305	13.254212	2.15%	10,933	2007
	11.843606	12.975305	9.56%	11,141	2006
	11.678896	11.843606	1.41%	63,104	2005
	10.709601	11.678896	9.05%	49,489	2004
	10.000000	10.709601	7.10%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.725142	8.350489	-28.78%	58,786	2008
	11.474698	11.725142	2.18%	96,139	2007
	10.474309	11.474698	9.55%	65,661	2006
	10.000000	10.474309	4.74%	21,822	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	13.461524	5.618299	-58.26%	21,006	2008
	10.000000	13.461524	34.62%	25,666	2007*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	25.245049	16.711592	-33.80%	0	2008
	21.229764	25.245049	18.91%	314	2007
	15.606946	21.229764	36.03%	341	2006
	14.838101	15.606946	5.18%	341	2005
	11.562773	14.838101	28.33%	384	2004
	10.000000	11.562773	15.63%	0	2003*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.472923	-45.27%	0	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.121475	-48.79%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.137189	-38.63%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.860209	-1.40%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.866034	-1.34%	0	2008*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	17.863712	9.494279	-46.85%	2,090	2008
	18.294085	17.863712	-2.35%	2,090	2007
	15.380081	18.294085	18.95%	2,090	2006
	14.015448	15.380081	9.74%	2,090	2005
	11.717047	14.015448	19.62%	2,090	2004
	10.000000	11.717047	17.17%	2,664	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.588386	12.364362	6.70%	140,074	2008
	10.918546	11.588386	6.13%	99,897	2007
	10.666582	10.918546	2.36%	80,519	2006
	10.428275	10.666582	2.29%	91,173	2005
	10.195690	10.428275	2.28%	40,879	2004
	10.000000	10.195690	1.96%	0	2003*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	13.984208	10.333132	-26.11%	2,267	2008
	12.503104	13.984208	11.85%	2,912	2007
	12.322775	12.503104	1.46%	2,912	2006
	11.499126	12.322775	7.16%	2,912	2005
	10.792929	11.499126	6.54%	2,912	2004
	10.000000	10.792929	7.93%	2,267	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	12.026097	8.880988	-26.15%	8,530	2008
	10.747407	12.026097	11.90%	10,664	2007
	10.594101	10.747407	1.45%	10,528	2006
	9.881688	10.594101	7.21%	13,597	2005
	10.000000	9.881688	-1.18%	1,414	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.802629	6.652935	-43.63%	10,468	2008
	10.893665	11.802629	8.34%	10,800	2007
	10.000000	10.893665	8.94%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.559741	10.359108	-37.44%	8,799	2008
	15.779248	16.559741	4.95%	9,420	2007
	13.630882	15.779248	15.76%	4,489	2006
	12.749996	13.630882	6.91%	1,572	2005
	11.288868	12.749996	12.94%	1,572	2004
	10.000000	11.288868	12.89%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.056917	11.223104	-6.92%	15,688	2008
	11.551589	12.056917	4.37%	2,948	2007
	10.984969	11.551589	5.16%	387	2006
	10.735051	10.984969	2.33%	387	2005
	10.356201	10.735051	3.66%	0	2004
	10.000000	10.356201	3.56%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	14.154108	10.767632	-23.93%	82,295	2008
	13.525155	14.154108	4.65%	109,267	2007
	12.262380	13.525155	10.30%	79,321	2006
	11.751636	12.262380	4.35%	43,837	2005
	10.831464	11.751636	8.50%	15,958	2004
	10.000000	10.831464	8.31%	0	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.614240	10.610893	-32.04%	65,591	2008
	14.851398	15.614240	5.14%	70,069	2007
	13.090074	14.851398	13.46%	36,767	2006
	12.342400	13.090074	6.06%	18,386	2005
	11.116466	12.342400	11.03%	10,397	2004
	10.000000	11.116466	11.16%	810	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.120053	11.040355	-15.85%	27,869	2008
	12.513368	13.120053	4.85%	28,591	2007
	11.651675	12.513368	7.40%	20,376	2006
	11.258095	11.651675	3.50%	3,187	2005
	10.606733	11.258095	6.14%	1,587	2004
	10.000000	10.606733	6.07%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.364467	10.298560	-37.07%	9,331	2008
	15.361042	16.364467	6.53%	8,951	2007
	14.112352	15.361042	8.85%	5,559	2006
	12.709603	14.112352	11.04%	25,496	2005
	11.087246	12.709603	14.63%	26,829	2004
	10.000000	11.087246	10.87%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.251361	10.362505	1.08%	182,444	2008
	10.000000	10.251361	2.51%	26,610	2007*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.110820	9.921530	-18.08%	39,511	2008
	11.687095	12.110820	3.63%	68,657	2007
	11.254381	11.687095	3.84%	46,935	2006
	11.119611	11.254381	1.21%	45,863	2005
	10.537740	11.119611	5.52%	28,677	2004
	10.000000	10.537740	5.38%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.085420	-39.15%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	19.030119	10.088203	-46.99%	4,843	2008
	18.706952	19.030119	1.73%	5,446	2007
	15.429362	18.706952	21.24%	7,168	2006
	13.934576	15.429362	10.73%	9,315	2005
	11.723561	13.934576	18.86%	9,315	2004
	10.000000	11.723561	17.24%	2,808	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	15.726260	8.341015	-46.96%	39,302	2008
	15.460731	15.726260	1.72%	60,696	2007
	12.751487	15.460731	21.25%	61,539	2006
	11.514633	12.751487	10.74%	36,537	2005
	10.000000	11.514633	15.15%	6,413	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.320139	-36.80%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.308238	-36.92%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.230272	-37.70%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.714877	-32.85%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	10.554823	5.589325	-47.04%	3,116	2008
	10.000000	10.554823	5.55%	3,453	2007*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	14.596616	9.787890	-32.94%	5,254	2008
	15.885745	14.596616	-8.12%	15,832	2007
	13.696099	15.885745	15.99%	14,404	2006
	13.452939	13.696099	1.81%	9,255	2005
	11.608861	13.452939	15.89%	4,036	2004
	10.000000	11.608861	16.09%	575	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	16.163476	9.869273	-38.94%	35,649	2008
	16.015899	16.163476	0.92%	41,307	2007
	14.468715	16.015899	10.69%	43,373	2006
	13.041336	14.468715	10.95%	36,446	2005
	11.084329	13.041336	17.66%	22,851	2004
	10.000000	11.084329	10.84%	2,726	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	10.102649	5.842706	-42.17%	0	2008
	10.000000	10.102649	1.03%	1,912	2007*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.880242	-1.20%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	13.744673	6.971972	-49.28%	0	2008
	11.564334	13.744673	18.85%	703	2007
	10.548653	11.564334	9.63%	731	2006
	10.732738	10.548653	-1.72%	732	2005
	10.415669	10.732738	3.04%	776	2004
	10.000000	10.415669	4.16%	0	2003*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	14.006176	7.101858	-49.29%	1,418	2008
	11.793547	14.006176	18.76%	1,886	2007
	10.707355	11.793547	10.14%	2,639	2006
	10.894214	10.707355	-1.72%	908	2005
	10.000000	10.894214	8.94%	1,365	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	11.224468	6.507212	-42.03%	1,772	2008
	10.000000	11.224468	12.24%	2,556	2007*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	14.736459	9.163698	-37.82%	3,510	2008
	15.276805	14.736459	-3.54%	2,918	2007
	13.346282	15.276805	14.46%	2,918	2006
	12.961758	13.346282	2.97%	11,634	2005
	11.176531	12.961758	15.97%	2,918	2004
	10.000000	11.176531	11.77%	0	2003*

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.597553	-44.02%	5,861	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.420726	7.761434	-46.18%	9,105	2008
	12.787541	14.420726	12.77%	7,392	2007
	11.988913	12.787541	6.66%	13,086	2006
	11.542355	11.988913	3.87%	14,058	2005
	10.929957	11.542355	5.60%	11,703	2004
	10.000000	10.929957	9.30%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	15.964464	9.432716	-40.91%	72,768	2008
	15.197654	15.964464	5.05%	83,752	2007
	13.069100	15.197654	16.29%	80,472	2006
	11.568978	13.069100	12.97%	70,659	2005
	10.000000	11.568978	15.69%	32,242	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.195897	11.345069	-40.90%	60	2008
	18.269987	19.195897	5.07%	61	2007
	15.715883	18.269987	16.25%	61	2006
	13.910387	15.715883	12.98%	3,365	2005
	11.813575	13.910387	17.75%	15,554	2004
	10.000000	11.813575	18.14%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	9.587525	2.029303	-78.83%	7,655	2008
	10.000000	9.587525	-4.12%	4,178	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.438255	2.639752	-78.78%	21,586	2008
	12.617363	12.438255	-1.42%	27,185	2007
	11.662100	12.617363	8.19%	32,527	2006
	11.542206	11.662100	1.04%	35,614	2005
	10.717098	11.542206	7.70%	19,381	2004
	10.000000	10.717098	7.17%	27,820	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.722202	8.949699	-39.21%	10,007	2008
	14.271677	14.722202	3.16%	16,111	2007
	12.555248	14.271677	13.67%	15,284	2006
	11.987183	12.555248	4.74%	15,284	2005
	11.088115	11.987183	8.11%	2,799	2004
	10.000000	11.088115	10.88%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	16.025755	9.840862	-38.59%	11,861	2008
	16.408700	16.025755	-2.33%	15,457	2007
	14.447886	16.408700	13.57%	8,742	2006
	13.294546	14.447886	8.68%	3,212	2005
	11.262019	13.294546	18.05%	880	2004
	10.000000	11.262019	12.62%	1,494	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	13.754876	8.351961	-39.28%	0	2008
	14.780064	13.754876	-6.94%	0	2007
	12.873191	14.780064	14.81%	0	2006
	12.350597	12.873191	4.23%	13,576	2005
	11.222099	12.350597	10.06%	0	2004
	10.000000	11.222099	12.22%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	20.241547	11.237216	-44.48%	0	2008
	18.858834	20.241547	7.33%	0	2007
	14.907071	18.858834	26.51%	0	2006
	13.413511	14.907071	11.13%	0	2005
	11.654659	13.413511	15.09%	0	2004
	10.000000	11.654659	16.55%	1,448	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.764199	7.960923	-37.63%	0	2008
	12.213080	12.764199	4.51%	0	2007
	11.694242	12.213080	4.44%	370	2006
	11.170204	11.694242	4.69%	370	2005
	10.736981	11.170204	4.03%	0	2004
	10.000000	10.736981	7.37%	0	2003*

Schwab Annuity Portfolios - Schwab TM Money Market Portfolio - Q/NQ	10.921374	11.046668	1.15%	960,561	2008
	10.527694	10.921374	3.74%	1,060,820	2007
	10.160824	10.527694	3.61%	999,338	2006
	9.983731	10.160824	1.77%	552,570	2005
	9.989265	9.983731	-0.06%	176,817	2004
	10.000000	9.989265	-0.11%	236,607	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.520457	5.976018	-43.20%	9,990	2008
	10.000000	10.520457	5.20%	489	2007*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	9.595439	6.057435	-36.87%	19,028	2008
	10.000000	9.595439	-4.05%	6,408	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.277131	10.312396	0.34%	3,534	2008
	10.000000	10.277131	2.77%	3,534	2007*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	11.600188	10.288645	-11.31%	40,945	2008
	11.131192	11.600188	4.21%	42,351	2007
	10.851261	11.131192	2.58%	40,945	2006
	10.540398	10.851261	2.95%	3,679	2005
	10.225027	10.540398	3.08%	0	2004
	10.000000	10.225027	2.25%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.154352	12.761819	-15.79%	0	2008
	14.380898	15.154352	5.38%	0	2007
	13.102890	14.380898	9.75%	0	2006
	11.796628	13.102890	11.07%	0	2005
	10.819286	11.796628	9.03%	10,684	2004
	10.000000	10.819286	8.19%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	19.407166	11.907374	-38.64%	41,437	2008
	23.685497	19.407166	-18.06%	43,843	2007
	17.369284	23.685497	36.36%	40,019	2006
	15.019469	17.369284	15.65%	30,428	2005
	11.143742	15.019469	34.78%	14,963	2004
	10.000000	11.143742	11.44%	1,510	2003*

Additional Optional Benefits Elected
(Variable account charges of 1.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	14.138079	6.728394	-52.41%	979	2008
	14.096669	14.138079	0.29%	2,074	2007
	12.613512	14.096669	11.76%	8,808	2006
	12.090689	12.613512	4.32%	2,269	2005
	11.024086	12.090689	9.68%	4,713	2004
	10.000000	11.024086	10.24%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.102053	8.005823	-43.23%	16,111	2008
	12.755877	14.102053	10.55%	21,993	2007
	12.154541	12.755877	4.95%	20,849	2006
	11.312715	12.154541	7.44%	1,962	2005
	10.751863	11.312715	5.22%	1,097	2004
	10.000000	10.751863	7.52%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	17.099287	8.945583	-47.68%	1,315	2008
	15.632742	17.099287	9.38%	4,630	2007
	13.589088	15.632742	15.04%	2,920	2006
	12.568287	13.589088	8.12%	0	2005
	11.019114	12.568287	14.06%	0	2004
	10.000000	11.019114	10.19%	0	2003*

Alger American Fund - Alger American Balanced Portfolio: Class S Shares - Q/NQ	13.706348	9.236216	-32.61%	10,457	2008
	12.099603	13.706348	13.28%	18,619	2007
	11.705560	12.099603	3.37%	9,675	2006
	10.937800	11.705560	7.02%	7,211	2005
	10.601140	10.937800	3.18%	2,874	2004
	10.000000	10.601140	6.01%	0	2003*

Alger American Fund - Alger American Mid Cap Growth Portfolio: Class S Shares - Q/NQ	18.397897	7.559959	-58.91%	22,150	2008
	14.164404	18.397897	29.89%	34,712	2007
	13.026532	14.164404	8.74%	27,620	2006
	12.017835	13.026532	8.39%	10,381	2005
	10.770416	12.017835	11.58%	9,752	2004
	10.000000	10.770416	7.70%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.113782	8.869088	-41.32%	17,475	2008
	14.567048	15.113782	3.75%	22,152	2007
	12.583938	14.567048	15.76%	18,302	2006
	12.158305	12.583938	3.50%	9,960	2005
	11.047569	12.158305	10.05%	0	2004
	10.000000	11.047569	10.48%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	16.241795	10.326055	-36.42%	15,076	2008
	16.168110	16.241795	0.46%	29,136	2007
	14.307333	16.168110	13.01%	12,194	2006
	13.559560	14.307333	5.51%	13,391	2005
	11.508295	13.559560	17.82%	5,603	2004
	10.000000	11.508295	15.08%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.827770	11.517648	-2.62%	61,670	2008
	10.917444	11.827770	8.34%	53,055	2007
	10.860581	10.917444	0.52%	49,938	2006
	10.806636	10.860581	0.50%	62,350	2005
	10.321550	10.806636	4.70%	10,904	2004
	10.000000	10.321550	3.22%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	14.734159	9.516041	-35.42%	34,762	2008
	14.956187	14.734159	-1.48%	50,783	2007
	12.938959	14.956187	15.59%	37,841	2006
	12.510729	12.938959	3.42%	43,468	2005
	11.231227	12.510729	11.39%	32,582	2004
	10.000000	11.231227	12.31%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	20.763369	11.320415	-45.48%	0	2008
	17.796114	20.763369	16.67%	0	2007
	14.417193	17.796114	23.44%	0	2006
	12.881444	14.417193	11.92%	0	2005
	11.342302	12.881444	13.57%	0	2004
	10.000000	11.342302	13.42%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	18.177322	9.901179	-45.53%	14,616	2008
	15.582006	18.177322	16.66%	19,622	2007
	12.611213	15.582006	23.56%	16,617	2006
	11.281113	12.611213	11.79%	17,895	2005
	10.000000	11.281113	12.81%	2,648	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	8.959115	6.692246	-25.30%	7,514	2008
	10.000000	8.959115	-10.41%	0	2007*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.473895	7.779681	-42.26%	11,637	2008
	11.268946	13.473895	19.57%	23,034	2007
	11.787629	11.268946	-4.40%	24,273	2006
	11.681698	11.787629	0.91%	16,307	2005
	10.675170	11.681698	9.43%	10,715	2004
	10.000000	10.675170	6.75%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	14.422199	10.445556	-27.57%	45,419	2008
	15.393327	14.422199	-6.31%	89,454	2007
	13.131636	15.393327	17.22%	73,860	2006
	12.656212	13.131636	3.76%	39,648	2005
	11.202620	12.656212	12.98%	3,895	2004
	10.000000	11.202620	12.03%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	12.416448	6.300996	-49.25%	8,557	2008
	10.000000	12.416448	24.16%	7,165	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	15.779497	10.786833	-31.64%	24,036	2008
	16.052977	15.779497	-1.70%	27,534	2007
	14.179447	16.052977	13.21%	25,512	2006
	13.362917	14.179447	6.11%	19,813	2005
	11.079860	13.362917	20.61%	11,734	2004
	10.000000	11.079860	10.80%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.753789	9.150387	-37.98%	120,329	2008
	14.202311	14.753789	3.88%	131,880	2007
	12.458198	14.202311	14.00%	111,392	2006
	12.055530	12.458198	3.34%	89,071	2005
	11.040502	12.055530	9.19%	55,005	2004
	10.000000	11.040502	10.41%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	14.280763	9.930751	-30.46%	12,572	2008
	13.507588	14.280763	5.72%	18,512	2007
	11.746669	13.507588	14.99%	24,641	2006
	11.401503	11.746669	3.03%	18,767	2005
	10.995122	11.401503	3.70%	7,035	2004
	10.000000	10.995122	9.95%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	11.070953	6.816869	-38.43%	1,927	2008
	12.611637	11.070953	-12.22%	1,928	2007
	12.311617	12.611637	2.44%	1,929	2006
	11.786984	12.311617	4.45%	3,549	2005
	10.727191	11.786984	9.88%	0	2004
	10.000000	10.727191	7.27%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	13.001733	8.495946	-34.66%	0	2008
	14.578232	13.001733	-10.81%	0	2007
	12.647605	14.578232	15.26%	0	2006
	12.198817	12.647605	3.68%	0	2005
	11.258579	12.198817	8.35%	0	2004
	10.000000	11.258579	12.59%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	14.510813	10.098591	-30.41%	2,700	2008
	13.375974	14.510813	8.48%	758	2007
	11.674977	13.375974	14.57%	758	2006
	11.601838	11.674977	0.63%	758	2005
	10.946666	11.601838	5.99%	758	2004
	10.000000	10.946666	9.47%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.077137	9.885223	-1.90%	2,396	2008
	10.000000	10.077137	0.77%	0	2007*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.212349	10.256660	-8.52%	12,750	2008
	10.777973	11.212349	4.03%	12,751	2007
	10.481199	10.777973	2.83%	9,404	2006
	10.488587	10.481199	-0.07%	6,730	2005
	10.259301	10.488587	2.23%	0	2004
	10.000000	10.259301	2.59%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	11.080713	6.283481	-43.29%	44,890	2008
	10.000000	11.080713	10.81%	42,500	2007*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	12.677675	5.719605	-54.88%	35,465	2008
	10.000000	12.677675	26.78%	20,723	2007*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	9.473030	5.360425	-43.41%	6,656	2008
	10.000000	9.473030	-5.27%	2,216	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	11.893527	6.200992	-47.86%	18,892	2008
	10.000000	11.893527	18.94%	12,975	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.139924	9.686136	-4.48%	21,362	2008
	10.000000	10.139924	1.40%	24,478	2007*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	10.654585	6.367005	-40.24%	35,057	2008
	10.000000	10.654585	6.55%	10,862	2007*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	10.622547	5.891793	-44.54%	12,614	2008
	10.000000	10.622547	6.23%	28,935	2007*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	9.725657	6.769513	-30.40%	17,172	2008
	10.000000	9.725657	-2.74%	22,648	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	13.755544	9.922440	-27.87%	15,908	2008
	14.286277	13.755544	-3.71%	16,943	2007
	12.326757	14.286277	15.90%	18,700	2006
	12.044512	12.326757	2.34%	12,888	2005
	10.966162	12.044512	9.83%	17,604	2004
	10.000000	10.966162	9.66%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	16.804463	11.137793	-33.72%	22,781	2008
	17.397806	16.804463	-3.41%	31,183	2007
	15.029688	17.397806	15.76%	32,032	2006
	13.964495	15.029688	7.63%	31,750	2005
	11.404491	13.964495	22.45%	4,145	2004
	10.000000	11.404491	14.04%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.012165	5.625351	-53.17%	8,990	2008
	10.000000	12.012165	20.12%	9,556	2007*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	19.970130	11.781378	-41.01%	230	2008
	17.481082	19.970130	14.24%	231	2007
	14.546520	17.481082	20.17%	231	2006
	13.343555	14.546520	9.02%	232	2005
	13.377104	13.343555	17.28%	232	2004
	10.000000	11.377104	13.77%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	17.272072	10.187235	-41.02%	22,048	2008
	15.120763	17.272072	14.23%	17,897	2007
	12.580758	15.120763	20.19%	14,829	2006
	11.544159	12.580758	8.98%	11,764	2005
	10.000000	11.544159	15.44%	772	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 2 - Q/NQ	10.548505	11.085585	5.09%	4,886	2008
	10.000000	10.548505	5.49%	1,418	2007*

Franklin Templeton Variable Insurance Products Trust -Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.609350	-33.91%	0	2008*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	14.464275	12.013784	-16.94%	117,665	2008
	13.255000	14.464275	9.12%	113,729	2007
	12.131757	13.255000	9.26%	48,811	2006
	11.387732	12.131757	6.53%	21,845	2005
	10.627221	11.387732	7.16%	0	2004
	10.000000	10.627221	6.27%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	20.449961	11.268842	-44.90%	56,553	2008
	15.126504	20.449961	35.19%	67,968	2007
	14.009441	15.126504	7.97%	53,954	2006
	12.578281	14.009441	11.38%	28,819	2005
	10.775571	12.578281	16.73%	2,107	2004
	10.000000	10.775571	7.76%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.371482	10.328459	-36.91%	32,400	2008
	15.590112	16.371482	5.01%	41,588	2007
	14.223375	15.590112	9.61%	27,837	2006
	12.959700	14.223375	9.75%	12,816	2005
	11.149923	12.959700	16.23%	12,225	2004
	10.000000	11.149923	11.50%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	27.434325	12.972940	-52.71%	79,844	2008
	21.649301	27.434325	26.72%	128,378	2007
	14.914030	21.649301	45.16%	87,644	2006
	11.416517	14.914030	30.64%	32,093	2005
	10.000000	11.416517	14.17%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	32.742652	15.476946	-52.73%	1,136	2008
	25.849262	32.742652	26.67%	1,549	2007
	17.815472	25.849262	45.09%	1,550	2006
	13.645537	17.815472	30.56%	1,550	2005
	11.619088	13.645537	17.44%	1,549	2004
	10.000000	11.619088	16.19%	0	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	10.049324	6.687873	-33.45%	6,336	2008
	10.000000	10.049324	0.49%	5,324	2007*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.510110	8.424566	-37.64%	0	2008
	12.298383	13.510110	9.85%	0	2007
	11.582495	12.298383	6.18%	0	2006
	11.230377	11.582495	3.14%	0	2005
	10.413869	11.230377	7.84%	0	2004
	10.000000	10.413869	4.14%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	9.616166	5.096518	-47.00%	3,014	2008
	10.000000	9.616166	-3.84%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	18.751608	10.480762	-44.11%	15,612	2008
	15.508912	18.751608	20.91%	14,507	2007
	13.691790	15.508912	13.27%	19,005	2006
	12.199027	13.691790	12.24%	1,754	2005
	10.624853	12.199027	14.82%	0	2004
	10.000000	10.624853	6.25%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	9.403646	5.029452	-46.52%	0	2008
	10.000000	9.403646	-5.96%	0	2007*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.760547	9.217703	-14.34%	24,517	2008
	10.380068	10.760547	3.67%	42,702	2007
	10.066913	10.380068	3.11%	58,942	2006
	10.028703	10.066913	0.38%	48,105	2005
	10.056758	10.028703	-0.28%	8,775	2004
	10.000000	10.056758	0.57%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	12.840711	7.690309	-40.11%	2,938	2008
	12.911244	12.840711	-0.55%	1,292	2007
	12.396783	12.911244	4.15%	362	2006
	12.175203	12.396783	1.82%	362	2005
	10.998151	12.175203	10.70%	362	2004
	10.000000	10.998151	9.98%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.755699	9.440890	-40.08%	33,600	2008
	14.797224	15.755699	6.48%	52,266	2007*
	13.151675	14.797224	12.51%	31,673	2006
	12.437958	13.151675	5.74%	28,486	2005
	11.096372	12.437958	12.09%	7,666	2004
	10.000000	11.096372	10.96%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	11.009718	7.650257	-30.51%	76,472	2008
	10.483365	11.009718	5.02%	19,504	2007
	10.000000	10.483365	4.83%	17,962	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.663696	9.510049	-10.82%	47,672	2008
	10.465384	10.663696	1.89%	55,976	2007
	10.000000	10.465384	4.65%	4,541	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	12.183081	7.397298	-39.28%	22,618	2008
	10.766487	12.183081	13.16%	27,807	2007
	10.000000	10.766487	7.66%	5,443	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.395152	6.290124	-44.80%	19,499	2008
	10.292123	11.395152	10.72%	31,303	2007
	10.000000	10.292123	2.92%	12,496	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.822744	6.019832	-38.72%	8,542	2008
	10.000000	9.822744	-1.77%	2,166	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.196281	9.402888	-28.75%	585	2008
	12.931719	13.196281	2.05%	3,433	2007
	11.815708	12.931719	9.45%	3,433	2006
	11.663108	11.815708	1.31%	7,888	2005
	10.705931	11.663108	8.94%	3,299	2004
	10.000000	10.705931	7.06%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.693614	8.319610	-28.85%	33,852	2008
	11.455462	11.693614	2.08%	76,235	2007
	10.467295	11.455462	9.44%	36,329	2006
	10.000000	10.467295	4.67%	30,248	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	13.452446	5.608814	-58.31%	22,483	2008
	10.000000	13.452446	34.52%	18,315	2007*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	25.134679	16.621694	-33.87%	0	2008
	21.158409	25.134679	18.79%	0	2007
	15.570156	21.158409	35.89%	0	2006
	14.818044	15.570156	5.08%	0	2005
	11.558809	14.818044	28.20%	0	2004
	10.000000	11.558809	15.59%	0	2003*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.469221	-45.31%	0	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.118002	-48.82%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.133036	-38.67%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.853568	-1.46%	18,558	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.859397	-1.41%	0	2008*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	17.785619	9.443191	-46.91%	0	2008
	18.232620	17.785619	-2.45%	208	2007
	15.343849	18.232620	18.83%	208	2006
	13.996504	15.343849	9.63%	891	2005
	11.713027	13.996504	19.50%	891	2004
	10.000000	11.713027	17.13%	0	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.537683	12.297840	6.59%	102,511	2008
	10.881814	11.537683	6.03%	67,808	2007
	10.641420	10.881814	2.26%	51,404	2006
	10.414160	10.641420	2.18%	43,490	2005
	10.192190	10.414160	2.18%	1,828	2004
	10.000000	10.192190	1.92%	0	2003*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	13.923065	10.277549	-26.18%	0	2008
	12.461076	13.923065	11.73%	0	2007
	12.293733	12.461076	1.36%	0	2006
	11.483592	12.293733	7.05%	0	2005
	10.789230	11.483592	6.44%	0	2004
	10.000000	10.789230	7.89%	0	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	11.981712	8.839253	-26.23%	11,385	2008
	10.718614	11.981712	11.78%	16,346	2007
	10.576371	10.718614	1.34%	13,289	2006
	9.875089	10.576371	7.10%	13,271	2005
	10.000000	9.875089	-1.25%	3,080	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.782764	6.635011	-43.69%	14,937	2008
	10.886372	11.782764	8.23%	15,133	2007
	10.000000	10.886372	8.86%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.487339	10.303382	-37.51%	13,233	2008
	15.726233	16.487339	4.84%	17,809	2007
	13.598773	15.726233	15.64%	2,575	2006
	12.732772	13.598773	6.80%	2,395	2005
	11.285003	12.732772	12.83%	49,756	2004
	10.000000	11.285003	12.85%	0	2003*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.004198	11.162751	-7.01%	10,227	2008
	11.512754	12.004198	4.27%	10,425	2007
	10.959069	11.512754	5.05%	653	2006
	10.720529	10.959069	2.23%	653	2005
	10.352646	10.720529	3.55%	0	2004
	10.000000	10.352646	3.53%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	14.092210	10.709706	-24.00%	44,194	2008
	13.479683	14.092210	4.54%	50,058	2007
	12.233468	13.479683	10.19%	80,091	2006
	11.735748	12.233468	4.24%	94,608	2005
	10.827748	11.735748	8.39%	46,347	2004
	10.000000	10.827748	8.28%	0	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.545962	10.553813	-32.11%	72,659	2008
	14.801480	15.545962	5.03%	124,349	2007
	13.059214	14.801480	13.34%	125,851	2006
	12.325716	13.059214	5.95%	97,923	2005
	11.112655	12.325716	10.92%	9,967	2004
	10.000000	11.112655	11.13%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.062684	10.980976	-15.94%	14,621	2008
	12.471307	13.062684	4.74%	13,311	2007
	11.624202	12.471307	7.29%	16,196	2006
	11.242862	11.624202	3.39%	9,573	2005
	10.603090	11.242862	6.03%	0	2004
	10.000000	10.603090	6.03%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.292926	10.243150	-37.13%	9,929	2008
	15.309430	16.292926	6.42%	18,937	2007
	14.079110	15.309430	8.74%	2,289	2006
	12.692442	14.079110	10.93%	1,919	2005
	11.083450	12.692442	14.52%	213	2004
	10.000000	11.083450	10.83%	0	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.244415	10.345028	0.98%	114,379	2008
	10.000000	10.244415	2.44%	32,461	2007*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.057859	9.868167	-18.16%	44,668	2008
	11.647817	12.057859	3.52%	56,656	2007
	11.227856	11.647817	3.74%	50,755	2006
	11.104581	11.227856	1.11%	29,807	2005
	10.534124	11.104581	5.42%	677	2004
	10.000000	10.534124	5.34%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.081303	-39.19%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	18.946892	10.033912	-47.04%	472	2008
	18.644078	18.946892	1.62%	472	2007
	15.392998	18.644078	21.12%	539	2006
	13.915747	15.392998	10.62%	539	2005
	11.719546	13.915747	18.74%	539	2004
	10.000000	11.719546	17.20%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	15.668214	8.301809	-47.01%	27,868	2008
	15.419325	15.668214	1.61%	36,023	2007
	12.730152	15.419325	21.12%	27,776	2006
	11.506947	12.730152	10.63%	28,089	2005
	10.000000	11.506947	15.07%	7,910	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.315863	-36.84%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.303974	-36.96%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.226065	-37.74%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.710343	-32.90%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	10.547706	5.579891	-47.10%	0	2008
	10.000000	10.547706	5.48%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	14.532793	9.735224	-33.01%	2,049	2008
	15.832377	14.532793	-8.21%	8,102	2007
	13.663841	15.832377	15.87%	6,903	2006
	13.434767	13.663841	1.71%	2,346	2005
	11.604894	13.434767	15.77%	0	2004
	10.000000	11.604894	16.05%	0	2003*

NVIT NVIT Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	16.092782	9.816162	-39.00%	14,464	2008
	15.962061	16.092782	0.82%	15,141	2007
	14.434617	15.962061	10.58%	22,808	2006
	13.023711	14.434617	10.83%	10,034	2005
	11.080527	13.023711	17.54%	8,832	2004
	10.000000	11.080527	10.81%	0	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	10.095825	5.832844	-42.23%	0	2008
	10.000000	10.095825	0.96%	2,633	2007*

NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.873597	-1.26%	0	2008*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	13.684560	6.934449	-49.33%	0	2008
	11.525446	13.684560	18.73%	0	2007
	10.523792	11.525446	9.52%	0	2006
	10.718250	10.523792	-1.81%	0	2005
	10.412107	10.718250	2.94%	0	2004
	10.000000	10.412107	4.12%	0	2003*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	13.954494	7.068476	-49.35%	4,019	2008
	11.761955	13.954494	18.64%	5,434	2007
	10.689434	11.761955	10.03%	1,416	2006
	10.886941	10.689434	-1.81%	4,305	2005
	10.000000	10.886941	8.87%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	11.216895	6.496232	-42.09%	0	2008
	10.000000	11.216895	12.17%	0	2007*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	17.708621	10.967290	-38.07%	0	2008
	18.432802	17.708621	-3.93%	0	2007
	16.168555	18.432802	14.00%	0	2006
	15.766205	16.168555	2.55%	0	2005
	13.649814	15.766205	15.50%	0	2004
	10.000000	13.649814	36.50%	0	2003*

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.593752	-44.06%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.357663	7.719665	-46.23%	5,676	2008
	12.744560	14.357663	12.66%	10,183	2007
	11.960662	12.744560	6.55%	8,632	2006
	11.526755	11.960662	3.76%	10,114	2005
	10.926209	11.526755	5.50%	1,717	2004
	10.000000	10.926209	9.26%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	15.905556	9.388404	-40.97%	42,353	2008
	15.156963	15.905556	4.94%	66,188	2007
	13.047244	15.156963	16.17%	60,610	2006
	11.561258	13.047244	12.85%	52,538	2005
	10.000000	11.561258	15.61%	15,356	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.111975	11.284038	-40.96%	1,375	2008
	18.208586	19.111975	4.96%	1,376	2007
	15.678856	18.208586	16.13%	1,376	2006
	13.891597	15.678856	12.87%	1,376	2005
	11.809534	13.891597	17.63%	5,453	2004
	10.000000	11.809534	18.10%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	9.581041	2.025870	-78.86%	6,400	2008
	10.000000	9.581041	-4.19%	2,137	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.383844	2.625534	-78.80%	19,729	2008
	12.574942	12.383844	-1.52%	22,570	2007
	11.634597	12.574942	8.08%	23,428	2006
	11.526598	11.634597	0.94%	16,392	2005
	10.713424	11.526598	7.59%	1,216	2004
	10.000000	10.713424	7.13%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.657862	8.901553	-39.27%	6,773	2008
	14.223737	14.657862	3.05%	9,379	2007
	12.525679	14.223737	13.56%	5,337	2006
	11.970995	12.525679	4.63%	4,453	2005
	11.084324	11.970995	8.00%	3,598	2004
	10.000000	11.084324	10.84%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	15.955685	9.787909	-38.66%	14,438	2008
	16.353563	15.955685	-2.43%	21,670	2007
	14.413847	16.353563	13.46%	6,563	2006
	13.276581	14.413847	8.57%	1,616	2005
	11.258158	13.276581	17.93%	2,107	2004
	10.000000	11.258158	12.58%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	13.694752	8.307034	-39.34%	851	2008
	14.730417	13.694752	-7.03%	1,652	2007
	12.842869	14.730417	14.70%	1,701	2006
	12.333914	12.842869	4.13%	1,755	2005
	11.218259	12.333914	9.94%	1,857	2004
	10.000000	11.218259	12.18%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	20.153046	11.176753	-44.54%	0	2008
	18.795464	20.153046	7.22%	0	2007
	14.871940	18.795464	26.38%	0	2006
	13.395383	14.871940	11.02%	0	2005
	11.650666	13.395383	14.98%	0	2004
	10.000000	11.650666	16.51%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.708402	7.918097	-37.69%	0	2008
	12.172040	12.708402	4.41%	0	2007
	11.666695	12.172040	4.33%	0	2006
	11.155111	11.666695	4.59%	4,083	2005
	10.733300	11.155111	3.93%	0	2004
	10.000000	10.733300	7.33%	0	2003*

Schwab Annuity Portfolios - Schwab TM Money Market Portfolio - Q/NQ	10.873732	10.987375	1.05%	970,583	2008
	10.492420	10.873732	3.63%	933,177	2007
	10.136985	10.492420	3.51%	614,863	2006
	9.970346	10.136985	1.67%	513,807	2005
	9.985948	9.970346	-0.16%	204,568	2004
	10.000000	9.985948	-0.14%	1,096	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.513359	5.965938	-43.25%	4,776	2008
	10.000000	10.513359	5.13%	4,776	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	9.588958	6.047215	-36.94%	24,605	2008
	10.000000	9.588958	-4.11%	12,679	2007*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.270167	10.295005	0.24%	14,846	2008
	10.000000	10.270167	2.70%	4,829	2007*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	11.549452	10.233305	-11.40%	10,228	2008
	11.093764	11.549452	4.11%	34,726	2007
	10.825675	11.093764	2.48%	12,672	2006
	10.526143	10.825675	2.85%	401	2005
	10.221520	10.526143	2.98%	0	2004
	10.000000	10.221520	2.22%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.088092	12.693177	-15.87%	0	2008
	14.332560	15.088092	5.27%	0	2007
	13.072001	14.332560	9.64%	0	2006
	11.780676	13.072001	10.96%	0	2005
	10.815573	11.780676	8.92%	0	2004
	10.000000	10.815573	8.16%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	19.322325	11.843280	-38.71%	9,519	2008
	23.605939	19.322325	-18.15%	15,385	2007
	17.328370	23.605939	36.23%	20,380	2006
	14.999178	17.328370	15.53%	3,464	2005
	11.139927	14.999178	34.64%	1,955	2004
	10.000000	11.139927	11.40%	0	2003*

Additional Optional Benefits Elected
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.830618	8.459853	-52.55%	0	2008
	17.832756	17.830618	-0.01%	741	2007
	16.004887	17.832756	11.42%	741	2006
	15.388014	16.004887	4.01%	773	2005
	14.073205	15.388014	9.34%	773	2004
	10.000000	14.073205	40.73%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	17.323566	9.804793	-43.40%	0	2008
	15.717766	17.323566	10.22%	0	2007
	15.022230	15.717766	4.63%	0	2006
	14.024174	15.022230	7.12%	0	2005
	13.369420	14.024174	4.90%	0	2004
	10.000000	13.369420	33.69%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	21.419114	11.171437	-47.84%	0	2008
	19.641943	21.419114	9.05%	0	2007
	17.125947	19.641943	14.69%	0	2006
	15.887478	17.125947	7.80%	0	2005
	13.971519	15.887478	13.71%	0	2004
	10.000000	13.971519	39.72%	0	2003*

Alger American Fund - Alger American Balanced Portfolio: Class S Shares - Q/NQ	13.527406	9.087932	-32.82%	0	2008
	11.978131	13.527406	12.93%	0	2007
	11.623192	11.978131	3.05%	0	2006
	10.893765	11.623192	6.70%	0	2005
	10.590569	10.893765	2.86%	0	2004
	10.000000	10.590569	5.91%	0	2003*

Alger American Fund - Alger American Mid Cap Growth Portfolio: Class S Shares - Q/NQ	18.157765	7.438558	-59.03%	1,185	2008
	14.022248	18.157765	29.49%	1,256	2007
	12.934918	14.022248	8.41%	1,256	2006
	11.969479	12.934918	8.07%	1,256	2005
	10.759692	11.969479	11.24%	706	2004
	10.000000	10.759692	7.60%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	18.506988	10.827274	-41.50%	423	2008
	17.892030	18.506988	3.44%	424	2007
	15.503132	17.892030	15.41%	424	2006
	15.024168	15.503132	3.19%	0	2005
	13.693110	15.024168	9.72%	0	2004
	10.000000	13.693110	36.93%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	20.635008	13.079240	-36.62%	0	2008
	20.604211	20.635008	0.15%	0	2007
	18.288161	20.604211	12.66%	0	2006
	17.384867	18.288161	5.20%	0	2005
	14.799761	17.384867	17.47%	0	2004
	10.000000	14.799761	48.00%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.794488	11.450417	-2.92%	10,002	2008
	10.920015	11.794488	8.01%	0	2007
	10.896084	10.920015	0.22%	0	2006
	10.874842	10.896084	0.20%	0	2005
	10.418281	10.874842	4.38%	0	2004
	10.000000	10.418281	4.18%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	17.461039	11.242922	-35.61%	1,808	2008
	17.778371	17.461039	-1.78%	1,916	2007
	15.427120	17.778371	15.24%	1,916	2006
	14.961770	15.427120	3.11%	1,916	2005
	13.472415	14.961770	11.05%	1,043	2004
	10.000000	13.472415	34.72%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	23.490152	12.768150	-45.64%	0	2008
	20.194760	23.490152	16.32%	0	2007
	16.410018	20.194760	23.06%	0	2006
	14.706434	16.410018	11.58%	0	2005
	12.988607	14.706434	13.23%	0	2004
	10.000000	12.988607	29.89%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	17.976427	9.761984	-45.70%	1,246	2008
	15.456890	17.976427	16.30%	1,321	2007
	12.547875	15.456890	23.18%	1,321	2006
	11.258483	12.547875	11.45%	1,321	2005
	10.000000	11.258483	12.58%	743	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.792189	9.526439	-25.53%	0	2008
	13.290580	12.792189	-3.75%	0	2007*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	16.263482	9.361796	-42.44%	520	2008
	13.643594	16.263482	19.20%	520	2007
	14.314882	13.643594	-4.69%	2,571	2006
	14.229237	14.314882	0.60%	2,572	2005
	13.042741	14.229237	9.10%	1,636	2004
	10.000000	13.042741	30.43%	523	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	17.292878	12.486646	-27.79%	1,753	2008
	18.513763	17.292878	-6.59%	1,858	2007
	15.841458	18.513763	16.87%	1,858	2006
	15.314219	15.841458	3.44%	1,858	2005
	13.596560	15.314219	12.63%	0	2004
	10.000000	13.596560	35.97%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	16.783839	8.491412	-49.41%	0	2008
	12.194259	16.783839	37.64%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	20.504377	13.974154	-31.85%	0	2008
	20.923558	20.504377	-2.00%	0	2007
	18.537637	20.923558	12.87%	0	2006
	17.523087	18.537637	5.79%	346	2005
	14.573424	17.523087	20.24%	0	2004
	10.000000	14.573424	45.73%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	17.575096	10.867044	-38.17%	10,041	2008
	16.969878	17.575096	3.57%	3,931	2007
	14.931032	16.969878	13.66%	3,932	2006
	14.492244	14.931032	3.03%	3,920	2005
	13.312395	14.492244	8.86%	2,144	2004
	10.000000	13.312395	33.12%	528	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	16.272778	11.281615	-30.67%	4,777	2008
	15.438813	16.272778	5.40%	2,642	2007
	13.466826	15.438813	14.64%	2,642	2006
	13.110738	13.466826	2.72%	2,642	2005
	12.681876	13.110738	3.38%	1,421	2004
	10.000000	12.681876	26.82%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	14.065272	8.634253	-38.61%	492	2008
	16.071699	14.065272	-12.48%	493	2007
	15.736972	16.071699	2.13%	493	2006
	15.112039	15.736972	4.14%	494	2005
	13.795093	15.112039	9.55%	494	2004
	10.000000	13.795093	37.95%	495	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	15.203402	9.904435	-34.85%	0	2008
	17.099009	15.203402	-11.09%	0	2007
	14.879524	17.099009	14.92%	0	2006
	14.395052	14.879524	3.37%	0	2005
	13.325929	14.395052	8.02%	0	2004
	10.000000	13.325929	33.26%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	16.989717	11.787834	-30.62%	0	2008
	15.708894	16.989717	8.15%	0	2007
	13.752791	15.708894	14.22%	0	2006
	13.708073	13.752791	0.33%	0	2005
	12.973272	13.708073	5.66%	0	2004
	10.000000	12.973272	29.73%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.011288	9.790853	-2.20%	0	2008
	10.302011	10.011288	-2.82%	0	2007*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.076617	10.101766	-8.80%	9,873	2008
	10.680041	11.076617	3.71%	10,468	2007
	10.417461	10.680041	2.52%	9,780	2006
	10.456416	10.417461	-0.37%	9,780	2005
	10.258926	10.456416	1.93%	5,164	2004
	10.000000	10.258926	2.59%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	22.256855	12.582694	-43.47%	0	2008
	19.234868	22.256855	15.71%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	22.136758	9.956721	-55.02%	632	2008
	15.408470	22.136758	43.67%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	18.540287	10.459329	-43.59%	0	2008
	18.559236	18.540287	-0.10%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	19.288579	10.025990	-48.02%	0	2008
	15.438157	19.288579	24.94%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	11.243823	10.708075	-4.76%	0	2008
	15.438157	11.243823	2.67%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	25.930971	15.448824	-40.42%	0	2008
	22.791856	25.930971	13.77%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	17.345687	9.591527	-44.70%	0	2008
	17.345687	17.345687	15.47%	0	2007*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.376790	7.894728	-30.61%	0	2008
	11.115728	11.376790	2.35%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.351297	11.759021	-28.09%	2,304	2008
	17.034126	16.351297	-4.01%	2,443	2007
	14.742263	17.034126	15.55%	2,443	2006
	14.448376	14.742263	2.03%	2,443	2005
	13.194816	14.448376	9.50%	1,314	2004
	10.000000	13.194816	31.95%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	20.994058	13.872311	-33.92%	3,130	2008
	21.801820	20.994058	-3.71%	735	2007
	18.891360	21.801820	15.41%	735	2006
	17.605676	18.891360	7.30%	752	2005
	14.421856	17.605676	22.08%	752	2004
	10.000000	14.421856	44.22%	0	2003*

Franklin Templeton Variable Insurance Products Trust -Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.595954	-34.04%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	20.369241	9.509978	-53.31%	0	2008
	16.044958	20.369241	26.95%	0	2007*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	23.899086	14.056429	-41.18%	0	2008
	20.984278	23.899086	13.89%	0	2007
	17.514557	20.984278	19.81%	0	2006
	16.114848	17.514557	8.69%	0	2005
	13.781741	16.114848	16.93%	0	2004
	10.000000	13.781741	37.82%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	17.081184	10.044033	-41.20%	0	2008
	14.999358	17.081184	13.88%	0	2007
	12.517583	14.999358	19.83%	0	2006
	11.521015	12.517583	8.65%	0	2005
	10.000000	11.521015	15.21%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 2 - Q/NQ	11.939825	12.509699	4.77%	2,102	2008
	10.901379	11.939825	9.53%	0	2007*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	15.525436	12.856037	-17.19%	0	2008
	14.270926	15.525436	8.79%	1,775	2007
	13.101199	14.270926	8.93%	1,776	2006
	12.335019	13.101199	6.21%	0	2005
	11.546244	12.335019	6.83%	0	2004
	10.000000	11.546244	15.46%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	23.402581	12.856640	-45.06%	2,962	2008
	17.363405	23.402581	34.78%	0	2007
	16.129914	17.363405	7.65%	0	2006
	14.526022	16.129914	11.04%	0	2005
	12.481987	14.526022	16.38%	0	2004
	10.000000	12.481987	24.82%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	17.684379	11.122823	-37.10%	2,414	2008
	16.891831	17.684379	4.69%	2,559	2007
	15.457703	16.891831	9.28%	2,559	2006
	14.127044	15.457703	9.42%	2,559	2005
	12.191193	14.127044	15.88%	1,425	2004
	10.000000	12.191193	21.91%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	27.131256	12.790566	-52.86%	2,159	2008
	21.475560	27.131256	26.34%	221	2007
	14.839181	21.475560	44.72%	222	2006
	11.393616	14.839181	30.24%	216	2005
	10.000000	11.393616	13.94%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	40.142189	18.916833	-52.88%	0	2008
	31.787788	40.142189	26.28%	0	2007
	21.974735	31.787788	44.66%	0	2006
	16.882250	21.974735	30.16%	0	2005
	14.418830	16.882250	17.08%	0	2004
	10.000000	14.418830	44.19%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	16.199872	10.071127	-37.83%	0	2008
	14.791974	16.199872	9.52%	0	2007
	13.973177	14.791974	5.86%	0	2006
	13.589474	13.973177	2.82%	0	2005
	12.639747	13.589474	7.51%	0	2004
	10.000000	12.639747	26.40%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	19.711303	13.078095	-33.65%	0	2008
	18.572196	19.711303	6.13%	0	2007*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	14.439624	7.629652	-47.16%	0	2008
	14.182606	14.439624	1.81%	0	2007*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	21.957181	12.235107	-44.28%	0	2008
	18.215654	21.957181	20.54%	0	2007
	16.130170	18.215654	12.93%	0	2006
	14.415115	16.130170	11.90%	0	2005
	12.593155	14.415115	14.47%	0	2004
	10.000000	12.593155	25.93%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.857987	6.856047	-46.68%	0	2008
	12.648699	12.857987	1.65%	0	2007*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.651306	9.096457	-14.60%	7,294	2008
	10.306104	10.651306	3.35%	7,733	2007
	10.025491	10.306104	2.80%	6,746	2006
	10.017727	10.025491	0.08%	6,746	2005
	10.076302	10.017727	-0.58%	3,529	2004
	10.000000	10.076302	0.76%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	15.659615	9.350047	-40.29%	499	2008
	15.793777	15.659615	-0.85%	500	2007
	15.210473	15.793777	3.83%	500	2006
	14.983876	15.210473	1.51%	501	2005
	13.576436	14.983876	10.37%	501	2004
	10.000000	13.576436	35.76%	502	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	17.202042	10.276191	-40.26%	0	2008
	16.204973	17.202042	6.15%	0	2007*
	14.446550	16.204973	12.17%	0	2006
	13.703983	14.446550	5.42%	0	2005
	12.263001	13.703983	11.75%	0	2004
	10.000000	12.263001	22.63%	0	2003

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.954073	7.588470	-30.72%	0	2008
	10.462278	10.954073	4.70%	0	2007
	10.000000	10.462278	4.62%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.609831	9.433308	-11.09%	0	2008
	10.444352	10.609831	1.58%	0	2007
	10.000000	10.444352	4.44%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	12.121527	7.337562	-39.47%	0	2008
	10.744833	12.121527	12.81%	0	2007
	10.000000	10.744833	7.45%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.337557	6.239296	-44.97%	0	2008
	10.271422	11.337557	10.38%	0	2007
	10.000000	10.271422	2.71%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.802828	5.989361	-38.90%	0	2008
	10.000000	9.802828	-1.97%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.548361	10.334841	-28.96%	5,055	2008
	14.300269	14.548361	1.73%	5,359	2007
	13.105761	14.300269	9.11%	5,359	2006
	12.975746	13.105761	1.00%	5,359	2005
	11.947040	12.975746	8.61%	2,888	2004
	10.000000	11.947040	19.47%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.599384	8.227523	-29.07%	713	2008
	11.397886	11.599384	1.77%	1,713	2007
	10.446260	11.397886	9.11%	958	2006
	10.000000	10.446260	4.46%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	29.688313	12.340426	-58.43%	0	2008
	20.692063	29.688313	43.48%	0	2007*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	26.761346	17.643664	-34.07%	0	2008
	22.596579	26.761346	18.43%	0	2007
	16.678871	22.596579	35.48%	0	2006
	15.921330	16.678871	4.76%	0	2005
	12.457147	15.921330	27.81%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.458108	-45.42%	0	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.107601	-48.92%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.120582	-38.79%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.833651	-1.66%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.839470	-1.61%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	21.403856	11.329658	-47.07%	0	2008
	22.008903	21.403856	-2.75%	174	2007
	18.577972	22.008903	18.47%	174	2006
	16.998015	18.577972	9.29%	732	2005
	14.268078	16.998015	19.13%	732	2004
	10.000000	14.268078	42.68%	0	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.272066	11.978319	6.27%	10,577	2008
	10.663790	11.272066	5.70%	0	2007
	10.459828	10.663790	1.95%	0	2006
	10.267502	10.459828	1.87%	0	2005
	10.079205	10.267502	1.87%	0	2004
	10.000000	10.079205	0.79%	0	2003*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	17.680333	13.011394	-26.41%	0	2008
	15.872189	17.680333	11.39%	0	2007
	15.706539	15.872189	1.05%	0	2006
	14.715980	15.706539	6.73%	0	2005
	13.868219	14.715980	6.11%	0	2004
	10.000000	13.868219	38.68%	0	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	11.849210	8.714951	-26.45%	0	2008
	10.632482	11.849210	11.44%	0	2007
	10.523208	10.632482	1.04%	0	2006
	9.855258	10.523208	6.78%	0	2005
	10.000000	9.855258	-1.45%	0	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.723228	6.581420	-43.86%	0	2008
	10.864484	11.723228	7.90%	0	2007
	10.000000	10.864484	8.64%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	19.855704	12.370643	-37.70%	0	2008
	18.997011	19.855704	4.52%	0	2007
	16.476890	18.997011	15.29%	0	2006
	15.474378	16.476890	6.48%	0	2005
	13.756567	15.474378	12.49%	0	2004
	10.000000	13.756567	37.57%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.327518	11.428645	-7.29%	0	2008
	11.858987	12.327518	3.95%	0	2007
	11.322875	11.858987	4.73%	0	2006
	11.110005	11.322875	1.92%	0	2005
	10.761380	11.110005	3.24%	0	2004
	10.000000	10.761380	7.61%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	15.746448	11.930560	-24.23%	0	2008
	15.108073	15.746448	4.23%	0	2007
	13.752881	15.108073	9.85%	0	2006
	13.233347	13.752881	3.93%	0	2005
	12.246598	13.233347	8.06%	0	2004
	10.000000	12.246598	22.47%	0	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	18.083882	12.239448	-32.32%	0	2008
	17.270506	18.083882	4.71%	0	2007
	15.283830	17.270506	13.00%	0	2006
	14.469114	15.283830	5.63%	0	2005
	13.084763	14.469114	10.58%	0	2004
	10.000000	13.084763	30.85%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.970722	11.708659	-16.19%	0	2008
	13.379019	13.970722	4.42%	0	2007
	12.508072	13.379019	6.96%	0	2006
	12.134419	12.508072	3.08%	0	2005
	11.478708	12.134419	5.71%	0	2004
	10.000000	11.478708	14.79%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	20.836514	13.059815	-37.32%	2,112	2008
	19.638607	20.836514	6.10%	2,239	2007
	18.115151	19.638607	8.41%	2,239	2006
	16.380448	18.115151	10.59%	2,239	2005
	14.347431	16.380448	14.17%	1,247	2004
	10.000000	14.347431	43.47%	0	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.663223	10.735302	0.68%	0	2008
	10.315557	10.663223	3.37%	0	2007*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.368402	10.091608	-18.41%	0	2008
	11.984317	12.368402	3.20%	0	2007
	11.587251	11.984317	3.43%	0	2006
	11.494784	11.587251	0.80%	0	2005
	10.937420	11.494784	5.10%	0	2004
	10.000000	10.937420	9.37%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.068969	-39.31%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	22.002251	11.616530	-47.20%	0	2008
	21.716813	22.002251	1.31%	0	2007
	17.984275	21.716813	20.75%	0	2006
	16.307636	17.984275	10.28%	0	2005
	13.775679	16.307636	18.38%	0	2004
	10.000000	13.775679	37.76%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	15.495012	8.185065	-47.18%	1,203	2008
	15.295515	15.495012	1.30%	1,276	2007
	12.666214	15.295515	20.76%	1,276	2006
	11.483870	12.666214	10.30%	1,276	2005
	10.000000	11.483870	14.84%	714	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.303040	-36.97%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.291166	-37.09%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.213418	-37.87%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.696728	-33.03%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	17.939682	9.461478	-47.26%	0	2008
	16.608641	17.939682	8.01%	0	2007*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	20.729703	13.844194	-33.22%	0	2008
	22.652544	20.729703	-8.49%	0	2007
	19.609138	22.652544	15.52%	0	2006
	19.338845	19.609138	1.40%	0	2005
	16.755579	19.338845	15.42%	0	2004
	10.000000	16.755579	67.56%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT NVIT Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	21.073152	12.814972	-39.19%	0	2008
	20.965911	21.073152	0.51%	0	2007
	19.017136	20.965911	10.25%	0	2006
	17.210305	19.017136	10.50%	0	2005
	14.686966	17.210305	17.18%	0	2004
	10.000000	14.686966	46.87%	0	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	17.876306	10.296592	-42.40%	0	2008
	16.796453	17.876306	6.43%	0	2007*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.850295	-1.50%	0	2008*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	19.887948	10.047257	-49.48%	0	2008
	16.801285	19.887948	18.37%	0	2007
	15.387634	16.801285	9.19%	0	2006
	15.719468	15.387634	-2.11%	0	2005
	15.316906	15.719468	2.63%	0	2004
	10.000000	15.316906	53.17%	0	2003*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	13.800226	6.969062	-49.50%	0	2008
	11.667491	13.800226	18.28%	0	2007
	10.635740	11.667491	9.70%	0	2006
	10.865109	10.635740	-2.11%	0	2005
	10.000000	10.865109	8.65%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	21.556475	12.446394	-42.26%	0	2008
	17.895219	21.556475	20.46%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	17.708621	10.967290	-38.07%	0	2008
	18.432802	17.708621	-3.93%	0	2007
	16.168555	18.432802	14.00%	0	2006
	15.766205	16.168555	2.55%	0	2005
	13.649814	15.766205	15.50%	0	2004
	10.000000	13.649814	36.50%	0	2003*

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.582333	-44.18%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	17.748564	9.513822	-46.40%	0	2008
	15.802660	17.748564	12.31%	0	2007
	14.875646	15.802660	6.23%	0	2006
	14.379450	14.875646	3.45%	0	2005
	13.671725	14.379450	5.18%	0	2004
	10.000000	13.671725	36.72%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	15.729765	9.256424	-41.15%	232	2008
	15.035283	15.729765	4.62%	232	2007
	12.981744	15.035283	15.82%	232	2006
	11.538075	12.981744	12.51%	226	2005
	10.000000	11.538075	15.38%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	24.235994	14.265857	-41.14%	0	2008
	23.161016	24.235994	4.64%	0	2007
	20.003702	23.161016	15.78%	0	2006
	17.777160	20.003702	12.52%	0	2005
	15.158662	17.777160	17.27%	0	2004
	10.000000	15.158662	51.59%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	9.561617	2.015602	-78.92%	0	2008
	10.000000	9.561617	-4.38%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.840067	2.925332	-78.86%	5,041	2008
	14.096606	13.840067	-1.82%	5,344	2007
	13.082010	14.096606	7.76%	5,344	2006
	12.999875	13.082010	0.63%	5,344	2005
	12.119498	12.999875	7.26%	2,873	2004
	10.000000	12.119498	21.19%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	17.154604	10.386137	-39.46%	1,906	2008
	16.697442	17.154604	2.74%	2,021	2007
	14.748650	16.697442	13.21%	2,021	2006
	14.138262	14.748650	4.32%	2,021	2005
	13.130858	14.138262	7.67%	1,095	2004
	10.000000	13.130858	31.31%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	21.188998	12.958732	-38.84%	1,599	2008
	21.783803	21.188998	-2.73%	1,695	2007
	19.258207	21.783803	13.11%	1,695	2006
	17.792456	19.258207	8.24%	1,695	2005
	15.133349	17.792456	17.57%	957	2004
	10.000000	15.133349	51.33%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	14.849750	8.980258	-39.53%	0	2008
	16.021634	14.849750	-7.31%	0	2007
	14.010980	16.021634	14.35%	0	2006
	13.496539	14.010980	3.81%	0	2005
	12.313029	13.496539	9.61%	0	2004
	10.000000	12.313029	23.13%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	21.674378	11.983921	-44.71%	0	2008
	20.276123	21.674378	6.90%	0	2007
	16.092143	20.276123	26.00%	0	2006
	14.538385	16.092143	10.69%	0	2005
	12.683202	14.538385	14.63%	0	2004
	10.000000	12.683202	26.83%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.740535	8.535155	-37.88%	0	2008
	13.200866	13.740535	4.09%	0	2007
	12.691194	13.200866	4.02%	0	2006
	12.171471	12.691194	4.27%	0	2005
	11.746841	12.171471	3.61%	0	2004
	10.000000	11.746841	17.47%	0	2003*

Schwab Annuity Portfolios - Schwab TM Money Market Portfolio - Q/NQ	10.731744	10.811026	0.74%	19,161	2008
	10.387075	10.731744	3.32%	17,539	2007
	10.065642	10.387075	3.19%	17,260	2006
	9.930200	10.065642	1.36%	16,237	2005
	9.975984	9.930200	-0.46%	17,557	2004
	10.000000	9.975984	-0.24%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	13.420415	7.592418	-43.43%	0	2008
	12.094552	13.420415	10.96%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.540175	7.884327	-37.13%	0	2008
	12.338884	12.540175	1.63%	0	2007*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.691737	10.685098	-0.06%	0	2008
	10.300379	10.691737	3.80%	0	2007*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	11.300746	9.982568	-11.66%	0	2008
	10.888066	11.300746	3.79%	0	2007
	10.657168	10.888066	2.17%	0	2006
	10.393726	10.657168	2.53%	0	2005
	10.123619	10.393726	2.67%	0	2004
	10.000000	10.123619	1.24%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	17.370623	14.569082	-16.13%	0	2008
	16.551235	17.370623	4.95%	0	2007
	15.141320	16.551235	9.31%	0	2006
	13.686939	15.141320	10.63%	0	2005
	12.603873	13.686939	8.59%	0	2004
	10.000000	12.603873	26.04%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	23.186325	14.168329	-38.89%	0	2008
	28.413237	23.186325	-18.40%	741	2007
	20.920423	28.413237	35.82%	741	2006
	18.163298	20.920423	15.18%	790	2005
	13.530910	18.163298	34.24%	790	2004
	10.000000	13.530910	35.31%	0	2003*

Additional Optional Benefits Elected
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.786607	8.434674	-52.58%	0	2008
	17.797806	17.786607	-0.06%	0	2007
	15.981598	17.797806	11.36%	0	2006
	15.373394	15.981598	3.96%	0	2005

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	17.280812	9.775625	-43.43%	0	2008
	15.686972	17.280812	10.16%	0	2007
	15.000380	15.686972	4.58%	0	2006
	14.010856	15.000380	7.06%	0	2005

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	21.366241	11.138197	-47.87%	0	2008
	19.603447	21.366241	8.99%	0	2007
	17.101020	19.603447	14.63%	0	2006
	15.872381	17.101020	7.74%	0	2005

Alger American Fund - Alger American Balanced Portfolio: Class S Shares - Q/NQ	13.497761	9.063422	-32.85%	0	2008
	11.957973	13.497761	12.88%	0	2007
	11.609496	11.957973	3.00%	0	2006
	10.886432	11.609496	6.64%	0	2005

Alger American Fund - Alger American Mid Cap Growth Portfolio: Class S Shares - Q/NQ	18.117948	7.418462	-59.05%	0	2008
	13.998628	18.117948	29.43%	0	2007
	12.919669	13.998628	8.35%	0	2006
	11.961420	12.919669	8.01%	1,621	2005

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	18.461268	10.795030	-41.53%	0	2008
	17.856937	18.461268	3.38%	0	2007
	15.480541	17.856937	15.35%	0	2006
	15.009864	15.480541	3.14%	0	2005

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	20.584087	13.040332	-36.65%	0	2008
	20.563843	20.584087	0.10%	0	2007
	18.261561	20.563843	12.61%	0	2006
	17.368350	18.261561	5.14%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.764634	11.415645	-2.97%	0	2008
	10.897925	11.764634	7.95%	0	2007
	10.879541	10.897925	0.17%	0	2006
	10.863822	10.879541	0.14%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	17.417966	11.209491	-35.64%	0	2008
	17.743553	17.417966	-1.83%	0	2007
	15.404684	17.743553	15.18%	0	2006
	14.947564	15.404684	3.06%	0	2005

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	23.432159	12.730162	-45.67%	0	2008
	20.155172	23.432159	16.26%	0	2007
	16.386127	20.155172	23.00%	0	2006
	14.692453	16.386127	11.53%	0	2005

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	17.943107	9.738941	-45.72%	0	2008
	15.436105	17.943107	16.24%	0	2007
	12.537328	15.436105	23.12%	0	2006
	11.254713	12.537328	11.40%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.774928	9.508752	-25.57%	0	2008
	13.279416	12.774928	-3.80%	0	2007*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	16.223342	9.333938	-42.47%	0	2008
	13.616854	16.223342	19.14%	0	2007
	14.294051	13.616854	-4.74%	0	2006
	14.215716	14.294051	0.55%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	17.250183	12.449507	-27.83%	0	2008
	18.477480	17.250183	-6.64%	0	2007
	15.818406	18.477480	16.81%	0	2006
	15.299668	15.818406	3.39%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	16.761198	8.475643	-49.43%	0	2008
	12.184009	16.761198	37.57%	0	2007*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.503198	9.879210	-31.88%	0	2008
	14.807242	14.503198	-2.05%	0	2007
	13.125399	14.807242	12.81%	0	2006
	12.413331	13.125399	5.74%	0	2005

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	17.531735	10.834719	-38.20%	0	2008
	16.936638	17.531735	3.51%	0	2007
	14.909312	16.936638	13.60%	0	2006
	14.478475	14.909312	2.98%	0	2005

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	16.232610	11.248056	-30.71%	0	2008
	15.408556	16.232610	5.35%	0	2007
	13.447233	15.408556	14.59%	0	2006
	13.098276	13.447233	2.66%	0	2005

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	14.030554	8.608565	-38.64%	0	2008
	16.040210	14.030554	-12.53%	0	2007
	15.714074	16.040210	2.08%	0	2006
	15.097688	15.714074	4.08%	0	2005

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	15.165878	9.874968	-34.89%	0	2008
	17.065513	15.165878	-11.13%	0	2007
	14.857889	17.065513	14.86%	0	2006
	14.381377	14.857889	3.31%	0	2005

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	16.947745	11.752741	-30.65%	0	2008
	15.678084	16.947745	8.10%	0	2007
	13.732760	15.678084	14.17%	0	2006
	13.695033	13.732760	0.28%	0	2005

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.002815	9.777604	-2.25%	0	2008
	10.298546	10.002815	-2.87%	0	2007*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.049264	10.071721	-8.85%	0	2008
	10.659108	11.049264	3.66%	0	2007
	10.402291	10.659108	2.47%	0	2006
	10.446467	10.402291	-0.42%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	22.201922	12.545251	-43.49%	0	2008
	19.197170	22.201922	15.65%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	22.106855	9.938215	-55.04%	0	2008
	15.395506	22.106855	43.59%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	18.494533	10.428218	-43.61%	0	2008
	18.522872	18.494533	-0.15%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	19.240959	9.996152	-48.05%	0	2008
	15.407887	19.240959	24.88%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	11.216062	10.676221	-4.81%	0	2008
	10.929789	11.216062	2.62%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	25.867043	15.402902	-40.45%	0	2008
	22.747258	25.867043	13.71%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	17.313521	9.568871	-44.73%	0	2008
	15.001417	17.313521	15.41%	0	2007*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.367190	7.884068	-30.64%	0	2008
	11.112000	11.367190	2.30%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.310914	11.724024	-28.12%	0	2008
	17.000729	16.310914	-4.06%	0	2007
	14.720795	17.000729	15.49%	0	2006
	14.434646	14.720795	1.98%	0	2005

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	20.942246	13.831043	-33.96%	0	2008
	21.759128	20.942246	-3.75%	0	2007
	18.863905	21.759128	15.35%	0	2006
	17.588961	18.863905	7.25%	0	2005

Franklin Templeton Variable Insurance Products Trust -Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.593718	-34.06%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	20.341744	9.492317	-53.34%	0	2008
	16.031468	20.341744	26.89%	0	2007*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	23.840090	14.014601	-41.21%	0	2008
	20.943158	23.840090	13.83%	0	2007
	17.489069	20.943158	19.75%	0	2006
	16.099536	17.489069	8.63%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	17.049528	10.020323	-41.23%	0	2008
	14.979195	17.049528	13.82%	0	2007
	12.507070	14.979195	19.77%	1,746	2006
	11.517158	12.507070	8.60%	1,704	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 2 - Q/NQ	11.923696	12.486483	4.72%	0	2008
	10.892205	11.923696	9.47%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	15.487109	12.817794	-17.24%	0	2008
	14.242953	15.487109	8.74%	0	2007
	13.082126	14.242953	8.87%	0	2006
	12.323285	13.082126	6.16%	0	2005

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	11.138031	6.115769	-45.09%	0	2008
	8.268002	11.138031	34.71%	0	2007
	7.684530	8.268002	7.59%	0	2006
	6.923914	7.684530	10.99%	0	2005

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	17.642610	11.090922	-37.14%	0	2008
	16.860527	17.642610	4.64%	0	2007
	15.436859	16.860527	9.22%	0	2006
	14.115127	15.436859	9.36%	0	2005

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	28.558402	13.456513	-52.88%	0	2008
	22.616725	28.558402	26.27%	0	2007
	15.635606	22.616725	44.65%	5,146	2006
	12.011186	15.635606	30.18%	3,390	2005

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	16.044555	7.557080	-52.90%	0	2008
	12.711828	16.044555	26.22%	0	2007
	8.792060	12.711828	44.58%	0	2006
	6.757977	8.792060	30.10%	0	2005

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	16.159875	10.041155	-37.86%	0	2008
	14.762979	16.159875	9.46%	0	2007
	13.952853	14.762979	5.81%	0	2006
	13.576552	13.952853	2.77%	0	2005

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	19.662660	13.039191	-33.69%	0	2008
	18.535799	19.662660	6.08%	0	2007*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	14.420139	7.615482	-47.19%	0	2008
	14.170679	14.420139	1.76%	0	2007*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	17.161420	10.246719	-40.29%	0	2008
	16.174949	17.161420	6.10%	0	2007
	14.427067	16.174949	12.12%	0	2006
	13.692407	14.427067	5.37%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.840621	6.843296	-46.71%	0	2008
	12.638066	12.840621	1.60%	0	2007*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	15.024784	12.824997	-14.64%	0	2008
	14.545241	15.024784	3.30%	0	2007
	14.156362	14.545241	2.75%	0	2006
	14.152545	14.156362	0.03%	0	2005

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	15.620961	9.322225	-40.32%	0	2008
	15.762830	15.620961	-0.90%	0	2007
	15.188342	15.762830	3.78%	0	2006
	14.969638	15.188342	1.46%	0	2005

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	17.161420	10.246719	-40.29%	0	2008
	16.174949	17.161420	6.10%	0	2007*
	14.427067	16.174949	12.12%	0	2006
	13.692407	14.427067	5.37%	0	2005
	12.258858	13.692407	11.69%	0	2004
	10.000000	12.258858	22.59%	0	2003

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.944829	7.578222	-30.76%	0	2008
	10.458763	10.944829	4.65%	0	2007
	10.000000	10.458763	4.59%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.600857	9.420556	-11.13%	0	2008
	10.440837	10.600857	1.53%	0	2007
	10.000000	10.440837	4.41%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	12.111276	7.327629	-39.50%	0	2008
	10.741225	12.111276	12.76%	0	2007
	10.000000	10.741225	7.41%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.327974	6.230855	-45.00%	0	2008
	10.267965	11.327974	10.32%	0	2007
	10.000000	10.267965	2.68%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.799507	5.984290	-38.93%	0	2008
	10.000000	9.799507	-2.00%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.512438	10.304084	-29.00%	0	2008
	14.272235	14.512438	1.68%	0	2007
	13.086687	14.272235	9.06%	0	2006
	12.963415	13.086687	0.95%	0	2005

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.583704	8.212227	-29.11%	0	2008
	11.388285	11.583704	1.72%	0	2007
	10.442736	11.388285	9.05%	0	2006
	10.000000	10.442736	4.43%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	29.633297	12.311287	-58.45%	0	2008
	20.664232	29.633297	43.40%	0	2007*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	26.695327	17.591198	-34.10%	0	2008
	22.552315	26.695327	18.37%	0	2007
	16.654605	22.552315	35.41%	0	2006
	15.906209	16.654605	4.71%	0	2005

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.456262	-45.44%	0	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.105865	-48.94%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.118502	-38.81%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.830331	-1.70%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.836146	-1.64%	0	2008*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	21.351010	11.295931	-47.09%	0	2008
	21.965765	21.351010	-2.80%	0	2007
	18.550938	21.965765	18.41%	0	2006
	16.981872	18.550938	9.24%	0	2005

NVIT NVIT Government Bond Fund: Class I - Q/NQ	18.409051	19.552553	6.21%	0	2008
	17.424520	18.409051	5.65%	0	2007
	17.099900	17.424520	1.90%	0	2006
	16.793946	17.099900	1.82%	0	2005

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	17.636703	12.972692	-26.44%	0	2008
	15.841090	17.636703	11.34%	0	2007
	15.683700	15.841090	1.00%	0	2006
	14.702011	15.683700	6.68%	0	2005

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	11.827234	8.694376	-26.49%	0	2008
	10.618183	11.827234	11.39%	0	2007
	10.514369	10.618183	0.99%	0	2006
	9.851960	10.514369	6.72%	0	2005

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.713296	6.572504	-43.89%	0	2008
	10.860812	11.713296	7.85%	0	2007
	10.000000	10.860812	8.61%	3,870	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.400568	9.590102	-37.73%	0	2008
	14.742058	15.400568	4.47%	0	2007
	12.792856	14.742058	15.24%	0	2006
	12.020568	12.792856	6.42%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.065159	11.179749	-7.34%	0	2008
	11.612509	12.065159	3.90%	0	2007
	11.093142	11.612509	4.68%	0	2006
	10.890089	11.093142	1.86%	0	2005

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.702051	10.376310	-24.27%	0	2008
	13.153254	13.702051	4.17%	0	2007
	11.979453	13.153254	9.80%	0	2006
	11.532734	11.979453	3.87%	0	2005

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.767442	9.989754	-32.35%	0	2008
	14.110426	14.767442	4.66%	0	2007
	12.493570	14.110426	12.94%	0	2006
	11.833566	12.493570	5.58%	0	2005

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.958668	10.854964	-16.23%	0	2008
	12.416152	12.958668	4.37%	0	2007
	11.613758	12.416152	6.91%	0	2006
	11.272511	11.613758	3.03%	0	2005

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.292154	10.206339	-37.35%	0	2008
	15.363340	16.292154	6.05%	0	2007
	14.178717	15.363340	8.35%	0	2006
	12.827455	14.178717	10.53%	0	2005

NVIT NVIT Money Market Fund: Class I - Q/NQ	13.972032	14.059346	0.62%	0	2008
	13.523375	13.972032	3.32%	12,765	2007*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.082354	11.484237	-18.45%	0	2008
	13.652006	14.082354	3.15%	0	2007
	13.206364	13.652006	3.37%	0	2006
	13.107595	13.206364	0.75%	0	2005

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.066908	-39.33%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	21.950272	11.583201	-47.23%	0	2008
	21.676563	21.950272	1.26%	0	2007
	17.960019	21.676563	20.69%	0	2006
	16.293867	17.960019	10.23%	0	2005

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	15.466297	8.165743	-47.20%	0	2008
	15.274950	15.466297	1.25%	0	2007
	12.655579	15.274950	20.70%	0	2006
	11.480025	12.655579	10.24%	3,613	2005

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.300902	-36.99%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.289031	-37.11%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.211307	-37.89%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.694455	-33.06%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	17.895428	9.433341	-47.29%	0	2008
	16.576105	17.895428	7.96%	0	2007*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	20.678538	13.803013	-33.25%	0	2008
	22.608166	20.678538	-8.54%	0	2007
	19.580621	22.608166	15.46%	0	2006
	19.320481	19.580621	1.35%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT NVIT Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	21.021142	12.776843	-39.22%	0	2008
	20.924832	21.021142	0.46%	0	2007
	18.989474	20.924832	10.19%	0	2006
	17.193948	18.989474	10.44%	0	2005

NVIT NVIT Nationwide Fund: Class II - Q/NQ	17.832190	10.265948	-42.43%	0	2008
	16.763539	17.832190	6.37%	0	2007*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.850295	-1.50%	0	2008*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	19.838852	10.017356	-49.51%	0	2008
	16.768363	19.838852	18.31%	0	2007
	15.365243	16.768363	9.13%	0	2006
	15.704545	15.365243	-2.16%	0	2005

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	13.774634	6.952602	-49.53%	0	2008
	11.651796	13.774634	18.22%	0	2007
	10.626803	11.651796	9.65%	0	2006
	10.861466	10.626803	-2.16%	0	2005

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	21.503253	12.409354	-42.29%	0	2008
	17.860137	21.503253	20.40%	0	2007*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	17.664922	10.934663	-38.10%	545	2008
	18.396690	17.664922	-3.98%	547	2007
	16.145038	18.396690	13.95%	549	2006
	15.751236	16.145038	2.50%	0	2005

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.580432	-44.20%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	17.704769	9.485512	-46.42%	0	2008
	15.771697	17.704769	12.26%	0	2007
	14.854010	15.771697	6.18%	0	2006
	14.365802	14.854010	3.40%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	15.700597	9.234558	-41.18%	0	2008
	15.015050	15.700597	4.57%	0	2007
	12.970830	15.015050	15.76%	0	2006
	11.534215	12.970830	12.46%	1,635	2005

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	24.176192	14.223416	-41.17%	0	2008
	23.115649	24.176192	4.59%	0	2007
	19.974612	23.115649	15.73%	0	2006
	17.760277	19.974612	12.47%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	9.558374	2.013895	-78.93%	0	2008
	10.000000	9.558374	-4.42%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.805897	2.916624	-78.87%	0	2008
	14.068968	13.805897	-1.87%	0	2007
	13.062968	14.068968	7.70%	0	2006
	12.987520	13.062968	0.58%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	17.112284	10.355253	-39.49%	0	2008
	16.664740	17.112284	2.69%	0	2007
	14.727210	16.664740	13.16%	0	2006
	14.124841	14.727210	4.26%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	21.136700	12.920176	-38.87%	0	2008
	21.741129	21.136700	-2.78%	0	2007
	19.230206	21.741129	13.06%	0	2006
	17.775573	19.230206	8.18%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	14.814649	8.954469	-39.56%	0	2008
	15.991919	14.814649	-7.36%	0	2007
	13.992066	15.991919	14.29%	0	2006
	13.485135	13.992066	3.76%	0	2005

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	21.623130	11.949514	-44.74%	0	2008
	20.238481	21.623130	6.84%	0	2007
	16.070390	20.238481	25.94%	0	2006
	14.526080	16.070390	10.63%	0	2005

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.708071	8.510662	-37.91%	0	2008
	13.176388	13.708071	4.04%	0	2007
	12.674067	13.176388	3.96%	0	2006
	12.161196	12.674067	4.22%	0	2005

Schwab Annuity Portfolios - Schwab TM Money Market Portfolio - Q/NQ	10.708221	10.781862	0.69%	0	2008
	10.369591	10.708221	3.27%	0	2007
	10.053783	10.369591	3.14%	0	2006
	9.923515	10.053783	1.31%	0	2005

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	13.402269	7.578298	-43.46%	0	2008
	12.084362	13.402269	10.91%	0	2007*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.523251	7.869693	-37.16%	0	2008
	12.328510	12.523251	1.58%	0	2007*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.677294	10.665258	-0.11%	0	2008
	10.291711	10.677294	3.75%	0	2007*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	11.274040	9.953942	-11.71%	0	2008
	10.867872	11.274040	3.74%	0	2007
	10.642778	10.867872	2.11%	0	2006
	10.384934	10.642778	2.48%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	17.326672	14.524848	-16.17%	0	2008
	16.517771	17.326672	4.90%	0	2007
	15.118343	16.517771	9.26%	0	2006
	13.673068	15.118343	10.57%	0	2005

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	23.127628	14.125258	-38.92%	0	2008
	28.355777	23.127628	-18.44%	0	2007
	20.888661	28.355777	35.75%	0	2006
	18.144891	20.888661	15.12%	0	2005

Additional Optional Benefits Elected
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.742648	8.409547	-52.60%	0	2008
	17.762884	17.742648	-0.11%	0	2007
	15.958306	17.762884	11.31%	0	2006
	15.358766	15.958306	3.90%	0	2005
	14.060710	15.358766	9.23%	1,133	2004
	10.000000	14.060710	40.61%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	17.238130	9.746521	-43.46%	0	2008
	15.656207	17.238130	10.10%	0	2007
	14.978539	15.656207	4.52%	0	2006
	13.997531	14.978539	7.01%	0	2005
	13.357568	13.997531	4.79%	0	2004
	10.000000	13.357568	33.58%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	21.313470	11.105035	-47.90%	0	2008
	19.565008	21.313470	8.94%	0	2007
	17.076125	19.565008	14.58%	1,947	2006
	15.857282	17.076125	7.69%	0	2005
	13.959121	15.857282	13.60%	0	2004
	10.000000	13.959121	39.59%	0	2003*

Alger American Fund - Alger American Balanced Portfolio: Class S Shares - Q/NQ	13.468169	9.038954	-32.89%	698	2008
	11.937847	13.468169	12.82%	698	2007
	11.595822	11.937847	2.95%	698	2006
	10.879098	11.595822	6.59%	672	2005
	10.587049	10.879098	2.76%	672	2004
	10.000000	10.587049	5.87%	0	2003*

Alger American Fund - Alger American Mid Cap Growth Portfolio: Class S Shares - Q/NQ	18.078230	7.398440	-59.08%	2,466	2008
	13.975061	18.078230	29.36%	5,045	2007
	12.904448	13.975061	8.30%	4,093	2006
	11.953367	12.904448	7.96%	4,254	2005
	10.756110	11.953367	11.13%	3,241	2004
	10.000000	10.756110	7.56%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	18.415677	10.762890	-41.56%	1,731	2008
	17.821918	18.415677	3.33%	1,731	2007
	15.457992	17.821918	15.29%	1,731	2006
	14.995589	15.457992	3.08%	1,731	2005
	13.680938	14.995589	9.61%	1,727	2004
	10.000000	13.680938	36.81%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	20.533228	13.001497	-36.68%	0	2008
	20.523508	20.533228	0.05%	0	2007
	18.234958	20.523508	12.55%	0	2006
	17.351820	18.234958	5.09%	0	2005
	14.786619	17.351820	17.35%	0	2004
	10.000000	14.786619	47.87%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.734834	11.380952	-3.02%	1,832	2008
	10.875866	11.734834	7.90%	1,832	2007
	10.863014	10.875866	0.12%	1,831	2006
	10.852808	10.863014	0.09%	1,447	2005
	10.407723	10.852808	4.28%	843	2004
	10.000000	10.407723	4.08%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	17.374932	11.176117	-35.68%	3,897	2008
	17.708752	17.374932	-1.89%	3,897	2007
	15.382250	17.708752	15.12%	3,897	2006
	14.933343	15.382250	3.01%	3,634	2005
	10.000000	13.460462	34.60%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	23.374323	12.692285	-45.70%	0	2008
	20.115677	23.374323	16.20%	0	2007
	16.362291	20.115677	22.94%	0	2006
	14.678498	16.362291	11.47%	0	2005
	12.977083	14.678498	13.11%	0	2004
	10.000000	12.977083	29.77%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	17.909821	9.715928	-45.75%	0	2008
	15.415331	17.909821	16.18%	0	2007
	12.526789	15.415331	23.06%	0	2006
	11.250930	12.526789	11.34%	0	2005
	10.000000	11.250930	12.51%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.757676	9.491079	-25.60%	0	2008
	13.268243	12.757676	-3.85%	0	2007*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	16.183312	9.306180	-42.50%	0	2008
	13.590179	16.183312	19.08%	0	2007
	14.273272	13.590179	-4.79%	0	2006
	14.202224	14.273272	0.50%	0	2005
	13.031173	14.202224	8.99%	0	2004
	10.000000	13.031173	30.31%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	17.207602	12.412457	-27.87%	0	2008
	18.441267	17.207602	-6.69%	0	2007
	15.795388	18.441267	16.75%	0	2006
	15.285127	15.795388	3.34%	0	2005
	13.584488	15.285127	12.52%	0	2004
	10.000000	13.584488	35.84%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	16.738584	8.459907	-49.46%	0	2008
	12.173767	16.738584	37.50%	2,791	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	20.403261	13.891109	-31.92%	0	2008
	20.841632	20.403261	-2.10%	0	2007
	18.483738	20.841632	12.76%	0	2006
	17.489811	18.483738	5.68%	0	2005
	14.560499	17.489811	20.12%	0	2004
	10.000000	14.560499	45.60%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	17.488454	10.802470	-38.23%	14,614	2008
	16.903452	17.488454	3.46%	15,895	2007
	14.887634	16.903452	13.54%	14,869	2006
	14.464722	14.887634	2.92%	14,598	2005
	13.300594	14.464722	8.75%	5,150	2004
	10.000000	13.300594	33.01%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	16.192496	11.214559	-30.74%	0	2008
	15.378321	16.192496	5.29%	0	2007
	13.427643	15.378321	14.53%	0	2006
	13.085819	13.427643	2.61%	2,534	2005
	12.670615	13.085819	3.28%	2,802	2004
	10.000000	12.670615	26.71%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.995914	8.582939	-38.68%	0	2008
	16.008777	13.995914	-12.57%	0	2007
	15.691217	16.008777	2.02%	0	2006
	15.083336	15.691217	4.03%	0	2005
	13.782864	15.083336	9.44%	0	2004
	10.000000	13.782864	37.83%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	15.128411	9.845569	-34.92%	0	2008
	17.032044	15.128411	-11.18%	0	2007
	14.836247	17.032044	14.80%	0	2006
	14.367706	14.836247	3.26%	0	2005
	13.314101	14.367706	7.91%	0	2004
	10.000000	13.314101	33.14%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	16.905907	11.717768	-30.69%	0	2008
	15.647362	16.905907	8.04%	0	2007
	13.712783	15.647362	14.11%	0	2006
	13.682024	13.712783	0.22%	0	2005
	12.961759	13.682024	5.56%	0	2004
	10.000000	12.961759	29.62%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.994350	9.764381	-2.30%	0	2008
	10.295091	9.994350	-2.92%	0	2007*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.021944	10.041721	-8.89%	403	2008
	10.638170	11.021944	3.61%	403	2007
	10.387117	10.638170	2.42%	403	2006
	10.436517	10.387117	-0.47%	0	2005
	10.249802	10.436517	1.82%	0	2004
	10.000000	10.249802	2.50%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	22.147092	12.507907	-43.52%	0	2008
	19.159517	22.147092	15.59%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	22.077040	9.919758	-55.07%	0	2008
	15.382582	22.077040	43.52%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	18.448877	10.397189	-43.64%	0	2008
	18.486577	18.448877	-0.20%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	19.193419	9.966373	-48.07%	0	2008
	15.377648	19.193419	24.81%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	11.188349	10.644442	-4.86%	0	2008
	10.908344	11.188349	2.57%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	25.803141	15.357036	-40.48%	0	2008
	22.702642	25.803141	13.66%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	17.281415	9.546272	-44.76%	0	2008
	14.981232	17.281415	15.35%	0	2007*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.357564	7.873384	-30.68%	0	2008
	11.108263	11.357564	2.24%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.270657	11.689142	-28.16%	6,069	2008
	16.967418	16.270657	-4.11%	6,069	2007
	14.699382	16.967418	15.43%	6,069	2006
	14.420927	14.699382	1.93%	6,069	2005
	13.183104	14.420927	9.39%	2,818	2004
	10.000000	13.183104	31.83%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	20.890543	13.789880	-33.99%	0	2008
	21.716467	20.890543	-3.80%	0	2007
	18.836445	21.716467	15.29%	0	2006
	17.572243	18.836445	7.19%	0	2005
	14.409060	17.572243	21.95%	0	2004
	10.000000	14.409060	44.09%	0	2003*

Franklin Templeton Variable Insurance Products Trust -Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.591481	-34.09%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	20.314283	9.474676	-53.36%	0	2008
	16.017982	20.314283	26.82%	0	2007*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	23.781263	13.972917	-41.24%	0	2008
	20.902132	23.781263	13.77%	0	2007
	17.463638	20.902132	19.69%	0	2006
	16.084249	17.463638	8.58%	0	2005
	13.769523	16.084249	16.81%	0	2004
	10.000000	13.769523	37.70%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	17.017897	9.996652	-41.26%	0	2008
	14.959026	17.017897	13.76%	0	2007
	12.496550	14.959026	19.71%	0	2006
	11.513291	12.496550	8.54%	0	2005
	10.000000	11.513291	15.13%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 2 - Q/NQ	11.907617	12.463310	4.67%	0	2008
	10.883058	11.907617	9.41%	0	2007*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	15.448892	12.779676	-17.28%	2,977	2008
	14.215050	15.448892	8.68%	2,979	2007
	13.063102	14.215050	8.82%	2,981	2006
	12.311583	13.063102	6.10%	2,983	2005
	11.536001	12.311583	6.72%	907	2004
	10.000000	11.536001	15.36%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	23.287160	12.780222	-45.12%	1,367	2008
	17.295382	23.287160	34.64%	3,431	2007
	16.082991	17.295382	7.54%	1,366	2006
	14.498416	16.082991	10.93%	985	2005
	12.470909	14.498416	16.26%	0	2004
	10.000000	12.470909	24.71%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	17.600922	11.059094	-37.17%	0	2008
	16.829258	17.600922	4.59%	466	2007
	15.416025	16.829258	9.17%	466	2006
	14.103200	15.416025	9.31%	466	2005
	12.182950	14.103200	15.76%	0	2004
	10.000000	12.182950	21.83%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	27.030761	12.730216	-52.90%	0	2008
	21.417829	27.030761	26.21%	0	2007
	14.814258	21.417829	44.58%	0	2006
	11.385981	14.814258	30.11%	0	2005
	10.000000	11.385981	13.86%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	39.944347	18.804441	-52.92%	0	2008
	31.663379	39.944347	26.15%	0	2007
	21.910860	31.663379	44.51%	0	2006
	16.850186	21.910860	30.03%	0	2005
	14.406047	16.850186	16.97%	0	2004
	10.000000	14.406047	44.06%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	16.119965	10.011268	-37.90%	0	2008
	14.734025	16.119965	9.41%	0	2007
	13.932529	14.734025	5.75%	0	2006
	13.563648	13.932529	2.72%	0	2005
	12.628530	13.563648	7.40%	0	2004
	10.000000	12.628530	26.29%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	16.119965	10.011268	-37.90%	0	2008
	14.734025	16.119965	9.41%	0	2007*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	14.400656	7.601318	-47.22%	0	2008
	14.158762	14.400656	1.71%	0	2007*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	21.846209	12.160883	-44.33%	1,079	2008
	18.142063	21.846209	20.42%	3,080	2007
	16.081256	18.142063	12.81%	3,213	2006
	14.385932	16.081256	11.78%	703	2005
	12.580409	14.385932	14.35%	0	2004
	10.000000	12.580409	25.80%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.823261	6.830569	-46.73%	0	2008
	12.627421	12.823261	1.55%	0	2007*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.598750	9.042389	-14.68%	5,535	2008
	10.265712	10.598750	3.24%	5,535	2007
	9.996311	10.265712	2.70%	5,535	2006
	9.998672	9.996311	-0.02%	5,535	2005
	10.067340	9.998672	-0.68%	870	2004
	10.000000	10.067340	0.67%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	15.582366	9.294470	-40.35%	0	2008
	15.731913	15.582366	-0.95%	0	2007
	15.166231	15.731913	3.73%	0	2006
	14.955415	15.166231	1.41%	0	2005
	13.564388	14.955415	10.25%	0	2004
	10.000000	13.564388	35.64%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	17.120830	10.217279	-40.32%	3,306	2008
	16.144926	17.120830	6.04%	3,306	2007*
	14.407573	16.144926	12.06%	3,306	2006
	13.680826	14.407573	5.31%	5,827	2005
	12.254702	13.680826	11.64%	5,790	2004
	10.000000	12.254702	22.55%	0	2003

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.935557	7.567959	-30.79%	2,397	2008
	10.455243	10.935557	4.59%	771	2007
	10.000000	10.455243	4.55%	771	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.591896	9.407821	-11.18%	0	2008
	10.437325	10.591896	1.48%	0	2007
	10.000000	10.437325	4.37%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	12.101040	7.317716	-39.53%	0	2008
	10.737612	12.101040	12.70%	0	2007
	10.000000	10.737612	7.38%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.318398	6.222418	-45.02%	0	2008
	10.264514	11.318398	10.27%	0	2007
	10.000000	10.264514	2.65%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.796181	5.979217	-38.96%	0	2008
	10.000000	9.796181	-2.04%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.476609	10.273423	-29.03%	0	2008
	14.244264	14.476609	1.63%	0	2007
	13.067644	14.244264	9.00%	0	2006
	12.951087	13.067644	0.90%	0	2005
	11.936431	12.951087	8.50%	0	2004
	10.000000	11.936431	19.36%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.568076	8.196988	-29.14%	0	2008
	11.378717	11.568076	1.66%	0	2007
	10.439233	11.378717	9.00%	0	2006
	10.000000	10.439233	4.39%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	29.578397	12.282213	-58.48%	0	2008
	20.636451	29.578397	43.33%	0	2007*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	26.629408	17.538841	-34.14%	0	2008
	22.508101	26.629408	18.31%	0	2007
	16.630360	22.508101	35.34%	0	2006
	15.891079	16.630360	4.65%	0	2005
	12.446076	15.891079	27.68%	0	2004
	10.000000	12.446076	24.46%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	6.591481	-34.09%	0	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.104127	-48.96%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	5.104127	-48.96%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.827005	-1.73%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.832816	-1.67%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	21.298334	11.262316	-47.12%	0	2008
	21.922745	21.298334	-2.85%	0	2007
	18.523958	21.922745	18.35%	0	2006
	16.965739	18.523958	9.18%	0	2005
	14.255420	16.965739	19.01%	0	2004
	10.000000	14.255420	42.55%	0	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.216466	11.907146	6.16%	6,598	2008
	10.622012	11.216466	5.60%	5,058	2007
	10.429398	10.622012	1.85%	5,058	2006
	10.247972	10.429398	1.77%	4,657	2005
	10.070236	10.247972	1.76%	0	2004
	10.000000	10.070236	0.70%	0	2003*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	17.593134	12.934070	-26.48%	0	2008
	15.810013	17.593134	11.28%	0	2007
	15.660846	15.810013	0.95%	0	2006
	14.688013	15.660846	6.62%	0	2005
	13.855914	14.688013	6.01%	0	2004
	10.000000	13.855914	38.56%	0	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	11.805302	8.673843	-26.53%	0	2008
	10.603887	11.805302	11.33%	0	2007
	10.505537	10.603887	0.94%	0	2006
	9.848659	10.505537	6.67%	0	2005
	10.000000	9.848659	-1.51%	0	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.703384	6.563605	-43.92%	0	2008
	10.857171	11.703384	7.79%	0	2007
	10.000000	10.857171	8.57%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	19.757788	12.297130	-37.76%	1,829	2008
	18.922615	19.757788	4.41%	1,829	2007
	16.428965	18.922615	15.18%	1,829	2006
	15.444974	16.428965	6.37%	1,829	2005
	13.744350	15.444974	12.37%	0	2004
	10.000000	13.744350	37.44%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.266666	11.360693	-7.39%	0	2008
	11.812489	12.266666	3.84%	0	2007
	11.289903	11.812489	4.63%	0	2006
	11.088873	11.289903	1.81%	0	2005
	10.751819	11.088873	3.13%	0	2004
	10.000000	10.751819	7.52%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	15.668811	11.859683	-24.31%	0	2008
	15.048914	15.668811	4.12%	0	2007
	13.712890	15.048914	9.74%	0	2006
	13.208219	13.712890	3.82%	0	2005
	12.235735	13.208219	7.95%	0	2004
	10.000000	12.235735	22.36%	0	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	17.994723	12.166737	-32.39%	5,253	2008
	17.202882	17.994723	4.60%	5,253	2007
	15.239381	17.202882	12.88%	5,253	2006
	14.441630	15.239381	5.52%	4,035	2005
	13.073147	14.441630	10.47%	0	2004
	10.000000	13.073147	30.73%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.901805	11.639091	-16.28%	0	2008
	13.326598	13.901805	4.32%	0	2007
	12.471677	13.326598	6.85%	0	2006
	12.111358	12.471677	2.98%	0	2005
	11.468511	12.111358	5.61%	0	2004
	10.000000	11.468511	14.69%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	20.733734	12.982184	-37.39%	463	2008
	19.561682	20.733734	5.99%	925	2007
	18.062463	19.561682	8.30%	1,703	2006
	16.349330	18.062463	10.48%	2,199	2005
	14.334701	16.349330	14.05%	2,779	2004
	10.000000	14.334701	43.35%	0	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.610205	10.671098	0.57%	454	2008
	10.274739	10.610205	3.26%	0	2007*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.307348	10.031614	-18.49%	0	2008
	11.937331	12.307348	3.10%	0	2007
	11.553509	11.937331	3.32%	0	2006
	11.472906	11.553509	0.70%	0	2005
	10.927700	11.472906	4.99%	0	2004
	10.000000	10.927700	9.28%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.066908	-39.33%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	21.898391	11.549944	-47.26%	0	2008
	21.636358	21.898391	1.21%	0	2007
	17.935769	21.636358	20.63%	0	2006
	16.280107	17.935769	10.17%	0	2005
	13.766371	16.280107	18.26%	0	2004
	10.000000	13.766371	37.76%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	15.437631	8.146461	-47.23%	0	2008
	15.254414	15.437631	1.20%	0	2007
	12.644950	15.254414	20.64%	0	2006
	11.476180	12.644950	10.18%	0	2005
	10.000000	11.476180	14.76%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	9.827005	-1.73%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	9.827005	-1.73%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.209196	-37.91%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.692181	-33.08%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	17.851211	9.405240	-47.31%	0	2008
	16.543600	17.851211	7.90%	0	2007*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	20.627490	13.761932	-33.28%	0	2008
	22.563861	20.627490	-8.58%	0	2007
	19.552135	22.563861	15.40%	0	2006
	19.302125	19.552135	1.30%	0	2005
	16.740734	19.302125	15.30%	0	2004
	10.000000	16.740734	67.41%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT NVIT Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	20.969244	12.738817	-39.25%	0	2008
	20.883817	20.969244	0.41%	0	2007
	18.961845	20.883817	10.14%	0	2006
	17.177624	18.961845	10.39%	0	2005
	14.673942	17.177624	17.06%	0	2004
	10.000000	14.673942	46.74%	0	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	17.788128	10.235375	-42.46%	0	2008
	16.730660	17.788128	6.32%	0	2007*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.846962	-1.53%	0	2008*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	19.789859	9.987530	-49.53%	0	2008
	16.735475	19.789859	18.25%	0	2007
	15.342876	16.735475	9.08%	0	2006
	15.689624	15.342876	-2.21%	0	2005
	15.303329	15.689624	2.52%	0	2004

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	13.749078	6.936170	-49.55%	0	2008
	11.636105	13.749078	18.16%	0	2007
	10.617860	11.636105	9.59%	0	2006
	10.857818	10.617860	-2.21%	0	2005
	10.000000	10.857818	8.58%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	21.450184	12.372425	-42.32%	0	2008
	17.825135	21.450184	20.34%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	17.621298	10.902119	-38.13%	0	2008
	18.360628	17.621298	-4.03%	0	2007
	16.121537	18.360628	13.89%	0	2006
	15.736262	16.121537	2.45%	0	2005
	13.637692	15.736262	15.39%	0	2004
	10.000000	13.637692	36.38%	0	2003*

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.578528	-44.21%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	17.661036	9.457265	-46.45%	1,800	2008
	15.740770	17.661036	12.20%	1,800	2007
	14.832392	15.740770	6.12%	1,800	2006
	14.352146	14.832392	3.35%	1,800	2005
	13.659602	14.352146	5.07%	1,714	2004
	10.000000	13.659602	36.60%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	15.671476	9.212742	-41.21%	0	2008
	14.994840	15.671476	4.51%	0	2007
	12.959922	14.994840	15.70%	0	2006
	11.530336	12.959922	12.40%	0	2005
	10.000000	11.530336	15.30%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	24.116522	14.181094	-41.20%	0	2008
	23.070354	24.116522	4.53%	0	2007
	19.945565	23.070354	15.67%	0	2006
	17.743416	19.945565	12.41%	0	2005
	15.145229	17.743416	17.16%	0	2004
	10.000000	15.145229	51.45%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	9.555134	2.012181	-78.94%	0	2008
	10.000000	9.555134	-4.45%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.771779	2.907933	-78.88%	0	2008
	14.041365	13.771779	-1.92%	0	2007
	13.043934	14.041365	7.65%	0	2006
	12.975171	13.043934	0.53%	0	2005
	12.108744	12.975171	7.16%	0	2004
	10.000000	12.108744	21.09%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	17.070052	10.324439	-39.52%	3,777	2008
	16.632094	17.070052	2.63%	3,777	2007
	14.705781	16.632094	13.10%	3,777	2006
	14.111421	14.705781	4.21%	5,683	2005
	13.119209	14.111421	7.56%	1,906	2004
	10.000000	13.119209	31.19%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	21.084518	12.881721	-38.90%	0	2008
	21.698510	21.084518	-2.83%	0	2007
	19.202224	21.698510	13.00%	0	2006
	17.758675	19.202224	8.13%	0	2005
	15.119925	17.758675	17.45%	0	2004
	10.000000	15.119925	51.20%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	14.779624	8.928755	-39.59%	0	2008
	15.962242	14.779624	-7.41%	0	2007
	13.973162	15.962242	14.24%	0	2006
	13.473727	13.973162	3.71%	0	2005
	12.304689	13.473727	9.50%	0	2004
	10.000000	12.304689	23.05%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	21.572042	11.915221	-44.77%	0	2008
	20.200971	21.572042	6.79%	0	2007
	16.048711	20.200971	25.87%	0	2006
	14.513815	16.048711	10.58%	0	2005
	12.674623	14.513815	14.51%	0	2004
	10.000000	12.674623	26.75%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.675659	8.486225	-37.95%	647	2008
	13.151940	13.675659	3.98%	647	2007
	12.656952	13.151940	3.91%	647	2006
	12.150914	12.656952	4.16%	647	2005
	11.738902	12.150914	3.51%	647	2004
	10.000000	11.738902	17.39%	0	2003*

Schwab Annuity Portfolios - Schwab TM Money Market Portfolio - Q/NQ	10.684732	10.752757	0.64%	26,468	2008
	10.352123	10.684732	3.21%	15,199	2007
	10.041924	10.352123	3.09%	15,202	2006
	9.916826	10.041924	1.26%	19,372	2005
	9.972658	9.916826	-0.56%	38,556	2004
	10.000000	9.972658	-0.27%	8,250	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	13.384160	7.564212	-43.48%	0	2008
	12.074198	13.384160	10.85%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.506342	7.855069	-37.19%	0	2008
	12.318145	12.506342	1.53%	0	2007*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.662865	10.645445	-0.16%	0	2008
	10.283046	10.662865	3.69%	0	2007*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	11.247361	9.925335	-11.75%	0	2008
	10.847690	11.247361	3.68%	0	2007
	10.628384	10.847690	2.06%	0	2006
	10.376142	10.628384	2.43%	0	2005
	10.116754	10.376142	2.56%	0	2004
	10.000000	10.116754	1.17%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	17.282785	14.480709	-16.21%	0	2008
	16.484339	17.282785	4.84%	0	2007
	15.095375	16.484339	9.20%	0	2006
	13.659211	15.095375	10.51%	0	2005
	12.591098	13.659211	8.48%	0	2004
	10.000000	12.591098	25.91%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	23.069086	14.082322	-38.96%	0	2008
	28.298435	23.069086	-18.48%	0	2007
	20.856958	28.298435	35.68%	0	2006
	18.126507	20.856958	15.06%	0	2005
	13.517197	18.126507	34.10%	0	2004
	10.000000	13.517197	35.17%	0	2003*

Additional Optional Benefits Elected
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.655055	8.359494	-52.65%	0	2008
	17.693248	17.655055	-0.22%	0	2007
	15.911853	17.693248	11.20%	0	2006
	15.329555	15.911853	3.80%	0	2005
	14.048227	15.329555	9.12%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	17.153018	9.688525	-43.52%	227	2008
	15.594825	17.153018	9.99%	657	2007
	14.934929	15.594825	4.42%	658	2006
	13.970911	14.934929	6.90%	229	2005
	13.345701	13.970911	4.68%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	21.208266	11.038967	-47.95%	0	2008
	19.488316	21.208266	8.83%	0	2007
	17.026419	19.488316	14.46%	0	2006
	15.827142	17.026419	7.58%	0	2005
	13.946733	15.827142	13.48%	0	2004

Alger American Fund - Alger American Balanced Portfolio: Class S Shares - Q/NQ	13.409109	8.990169	-32.95%	0	2008
	11.897629	13.409109	12.70%	0	2007
	11.568465	11.897629	2.85%	0	2006
	10.864430	11.568465	6.48%	0	2005
	10.583510	10.864430	2.65%	0	2004

Alger American Fund - Alger American Mid Cap Growth Portfolio: Class S Shares - Q/NQ	17.998992	7.358501	-59.12%	0	2008
	13.928006	17.998992	29.23%	0	2007
	12.874024	13.928006	8.19%	0	2006
	11.937264	12.874024	7.85%	0	2005
	10.752523	11.937264	11.02%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	18.324774	10.698858	-41.62%	0	2008
	17.752066	18.324774	3.23%	0	2007
	15.412996	17.752066	15.18%	965	2006
	14.967070	15.412996	2.98%	0	2005
	13.668790	14.967070	9.50%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	20.431924	12.924190	-36.75%	0	2008
	20.443104	20.431924	-0.05%	0	2007
	18.181920	20.443104	12.44%	0	2006
	17.318860	18.181920	4.98%	0	2005
	14.773508	17.318860	17.23%	0	2004

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.675414	11.311836	-3.11%	0	2008
	10.831848	11.675414	7.79%	0	2007
	10.830006	10.831848	0.02%	0	2006
	10.830792	10.830006	-0.01%	0	2005
	10.397160	10.830792	4.17%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	17.289181	11.109645	-35.74%	0	2008
	17.639354	17.289181	-1.99%	538	2007
	15.337483	17.639354	15.01%	0	2006
	14.904956	15.337483	2.90%	0	2005
	13.448505	14.904956	10.83%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	23.258962	12.616797	-45.76%	0	2008
	20.036825	23.258962	16.08%	0	2007
	16.314652	20.036825	22.81%	0	2006
	14.650579	16.314652	11.36%	0	2005
	12.965554	14.650579	13.00%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	17.843429	9.670057	-45.81%	0	2008
	15.373860	17.843429	16.06%	0	2007
	12.505729	15.373860	22.93%	0	2006
	11.243385	12.505729	11.23%	0	2005
	10.000000	11.243385	12.43%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.723210	9.455818	-25.68%	0	2008
	13.245918	12.723210	-3.95%	0	2007*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	16.103370	9.250785	-42.55%	0	2008
	13.536867	16.103370	18.96%	0	2007
	14.231692	13.536867	-4.88%	0	2006
	14.175203	14.231692	0.40%	0	2005
	13.019603	14.175203	8.88%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	17.122646	12.338621	-27.94%	830	2008
	18.368970	17.122646	-6.78%	1,144	2007
	15.749395	18.368970	16.63%	1,144	2006
	15.256055	15.749395	3.23%	1,144	2005
	13.572423	15.256055	12.40%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	16.693349	8.428448	-49.51%	0	2008
	12.153253	16.693349	37.36%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	20.302551	13.808480	-31.99%	0	2008
	20.759940	20.302551	-2.20%	0	2007
	18.429940	20.759940	12.64%	0	2006
	17.456555	18.429940	5.58%	0	2005
	14.547569	17.456555	20.00%	0	2004

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	17.402119	10.738206	-38.29%	0	2008
	16.837179	17.402119	3.36%	919	2007
	14.844276	16.837179	13.43%	919	2006
	14.437205	14.844276	2.82%	0	2005
	13.288774	14.437205	8.64%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	16.112569	11.147858	-30.81%	0	2008
	15.318047	16.112569	5.19%	0	2007
	13.388549	15.318047	14.41%	0	2006
	13.060934	13.388549	2.51%	0	2005
	12.659360	13.060934	3.17%	0	2004

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.926800	8.531866	-38.74%	0	2008
	15.946000	13.926800	-12.66%	0	2007
	15.645527	15.946000	1.92%	0	2006
	15.054647	15.645527	3.92%	0	2005
	13.770609	15.054647	9.32%	0	2004

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	15.053736	9.786997	-34.99%	297	2008
	16.965291	15.053736	-11.27%	297	2007
	14.793062	16.965291	14.68%	0	2006
	14.340380	14.793062	3.16%	0	2005
	13.302272	14.340380	7.80%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	16.822451	11.648071	-30.76%	0	2008
	15.586008	16.822451	7.93%	0	2007
	13.672848	15.586008	13.99%	0	2006
	13.655998	13.672848	0.12%	0	2005
	12.950240	13.655998	5.45%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.977420	9.737944	-2.40%	0	2008
	10.288158	9.977420	-3.02%	0	2007*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.967524	9.981989	-8.99%	238	2008
	10.596449	10.967524	3.50%	238	2007
	10.356857	10.596449	2.31%	0	2006
	10.416653	10.356857	-0.57%	0	2005
	10.240682	10.416653	1.72%	0	2004

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	17.217332	9.501199	-44.82%	0	2008
	14.940911	17.217332	15.24%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	22.017380	9.882871	-55.11%	0	2008
	15.356683	22.017380	43.37%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	18.357799	10.335319	-43.70%	0	2008
	18.414103	18.357799	-0.31%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	19.098667	9.907071	-48.13%	0	2008
	15.317352	19.098667	24.69%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	11.133097	10.581133	-4.96%	0	2008
	10.865552	11.133097	2.46%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	25.675775	15.265689	-40.54%	0	2008
	22.613645	25.675775	13.54%	1,337	2007*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	17.217332	9.501199	-44.82%	0	2008
	14.940911	17.217332	15.24%	0	2007*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.338348	7.852078	-30.75%	0	2008
	11.100789	11.338348	2.14%	0	2007*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.190329	11.619602	-28.23%	895	2008
	16.900889	16.190329	-4.20%	1,234	2007
	14.656581	16.900889	15.31%	3,146	2006
	14.393506	14.656581	1.83%	1,234	2005
	13.171406	14.393506	9.28%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	20.787438	13.707856	-34.06%	0	2008
	21.631374	20.787438	-3.90%	0	2007
	18.781634	21.631374	15.17%	0	2006
	17.538843	18.781634	7.09%	0	2005
	14.396268	17.538843	21.83%	0	2004

Franklin Templeton Variable Insurance Products Trust -Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.587021	-34.13%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	20.259418	9.439464	-53.41%	0	2008
	15.991030	20.259418	26.69%	0	2007*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	23.663871	13.889792	-41.30%	0	2008
	20.820180	23.663871	13.66%	0	2007
	17.412784	20.820180	19.57%	0	2006
	16.053650	17.412784	8.47%	0	2005
	13.757275	16.053650	16.69%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	16.954786	9.949452	-41.32%	0	2008
	14.918765	16.954786	13.65%	0	2007
	12.475534	14.918765	19.58%	0	2006
	11.505560	12.475534	8.43%	0	2005
	10.000000	11.505560	15.06%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 2 - Q/NQ	11.875430	12.417013	4.56%	0	2008
	10.864726	11.875430	9.30%	0	2007*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	15.372591	12.703647	-17.36%	32,493	2008
	14.159291	15.372591	8.57%	34,355	2007
	13.025049	14.159291	8.71%	32,493	2006
	12.288153	13.025049	6.00%	18,669	2005
	11.525739	12.288153	6.61%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	23.172237	12.704206	-45.17%	17,707	2008
	17.227590	23.172237	34.51%	19,359	2007
	16.036194	17.227590	7.43%	21,692	2006
	14.470859	16.036194	10.82%	0	2005
	12.459834	14.470859	16.14%	0	2004

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	17.517750	10.995628	-37.23%	658	2008
	16.766841	17.517750	4.48%	990	2007
	15.374397	16.766841	9.06%	990	2006
	14.079355	15.374397	9.20%	990	2005
	12.174698	14.079355	15.64%	0	2004

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	26.930569	12.670116	-52.95%	0	2008
	21.360209	26.930569	26.08%	0	2007
	14.789354	21.360209	44.43%	0	2006
	11.378339	14.789354	29.98%	0	2005
	10.000000	11.378339	13.78%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	39.747268	18.692597	-52.97%	0	2008
	31.539310	39.747268	26.02%	0	2007
	21.847110	31.539310	44.36%	0	2006
	16.818162	21.847110	29.90%	0	2005
	14.393258	16.818162	16.85%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	16.040411	9.951723	-37.96%	0	2008
	14.676279	16.040411	9.29%	0	2007
	13.891974	14.676279	5.65%	0	2006
	13.537857	13.891974	2.62%	0	2005
	12.617314	13.537857	7.30%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	19.517313	12.923075	-33.79%	0	2008
	18.426967	19.517313	5.92%	0	2007*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	14.361748	7.573069	-47.27%	0	2008
	14.134937	14.361748	1.60%	0	2007*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	21.735627	12.087008	-44.39%	14,990	2008
	18.068670	21.735627	20.29%	14,991	2007
	16.032438	18.068670	12.70%	17,764	2006
	14.356783	16.032438	11.67%	248	2005
	12.567659	14.356783	14.24%	0	2004

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.788613	6.805179	-46.79%	0	2008
	12.606171	12.788613	1.45%	0	2007*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.546431	8.988635	-14.77%	0	2008
	10.225466	10.546431	3.14%	1,590	2007
	9.967204	10.225466	2.59%	1,590	2006
	9.979655	9.967204	-0.12%	0	2005
	10.058406	9.979655	-0.78%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	15.505443	9.239180	-40.41%	0	2008
	15.670243	15.505443	-1.05%	0	2007
	15.122090	15.670243	3.62%	0	2006
	14.926968	15.122090	1.31%	0	2005
	13.552337	14.926968	10.14%	0	2004

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	17.039924	10.158653	-40.38%	11,713	2008
	16.085034	17.039924	5.94%	11,713	2007*
	14.368666	16.085034	11.95%	13,256	2006
	13.657697	14.368666	5.21%	0	2005
	12.246405	13.657697	11.52%	0	2004
	10.000000	12.246405	22.46%	0	2003

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.917058	7.547477	-30.87%	0	2008
	10.448212	10.917058	4.49%	0	2007
	10.000000	10.448212	4.48%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.573953	9.382348	-11.27%	0	2008
	10.430304	10.573953	1.38%	0	2007
	10.000000	10.430304	4.30%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	12.080556	7.297903	-39.59%	0	2008
	10.730389	12.080556	12.58%	0	2007
	10.000000	10.730389	7.30%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.299224	6.205551	-45.08%	0	2008
	10.257600	11.299224	10.15%	0	2007
	10.000000	10.257600	2.58%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.789543	5.969082	-39.03%	0	2008
	10.000000	9.789543	-2.10%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.405124	10.212317	-29.11%	0	2008
	14.188404	14.405124	1.53%	0	2007
	13.029576	14.188404	8.89%	0	2006
	12.926446	13.029576	0.80%	0	2005
	11.925811	12.926446	8.39%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.536825	8.166545	-29.21%	0	2008
	11.359568	11.536825	1.56%	0	2007
	10.432214	11.359568	8.89%	0	2006
	10.000000	10.432214	4.32%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	29.468725	12.224203	-58.52%	0	2008
	20.580914	29.468725	43.18%	0	2007*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	26.497983	17.434541	-34.20%	0	2008
	22.419870	26.497983	18.19%	0	2007
	16.581940	22.419870	35.21%	0	2006
	15.860867	16.581940	4.55%	0	2005
	12.435017	15.860867	27.55%	0	2004

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.450702	-45.49%	0	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.100655	-48.99%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.112260	-38.88%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.820358	-1.80%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.826168	-1.74%	0	2008*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	21.193175	11.195288	-47.18%	0	2008
	21.836804	21.193175	-2.95%	0	2007
	18.470035	21.836804	18.23%	0	2006
	16.933487	18.470035	9.07%	0	2005
	14.242764	16.933487	18.89%	0	2004

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.161070	11.836328	6.05%	2,911	2008
	10.580339	11.161070	5.49%	1,498	2007
	10.398996	10.580339	1.74%	1,409	2006
	10.228457	10.398996	1.67%	0	2005
	10.061282	10.228457	1.66%	0	2004

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	17.506273	12.857129	-26.56%	0	2008
	15.748021	17.506273	11.16%	0	2007
	15.615253	15.748021	0.85%	0	2006
	14.660096	15.615253	6.52%	0	2005
	13.843609	14.660096	5.90%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	11.761486	8.632862	-26.60%	0	2008
	10.575321	11.761486	11.22%	0	2007
	10.487849	10.575321	0.83%	0	2006
	9.842041	10.487849	6.56%	0	2005
	10.000000	9.842041	-1.58%	0	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.683575	6.545828	-43.97%	0	2008
	10.849859	11.683575	7.68%	0	2007
	10.000000	10.849859	8.50%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	19.660277	12.223996	-37.82%	1,269	2008
	18.848451	19.660277	4.31%	1,582	2007
	16.381141	18.848451	15.06%	2,490	2006
	15.415605	16.381141	6.26%	1,585	2005
	13.732149	15.415605	12.26%	655	2004

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.206118	11.293147	-7.48%	0	2008
	11.766188	12.206118	3.74%	0	2007
	11.257041	11.766188	4.52%	0	2006
	11.067784	11.257041	1.71%	0	2005
	10.742263	11.067784	3.03%	0	2004

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	15.591477	11.789156	-24.39%	2,946	2008
	14.989934	15.591477	4.01%	991	2007
	13.672978	14.989934	9.63%	0	2006
	13.183096	13.672978	3.72%	0	2005
	12.224868	13.183096	7.84%	0	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	17.905925	12.094384	-32.46%	2,505	2008
	17.135465	17.905925	4.50%	219	2007
	15.195027	17.135465	12.77%	219	2006
	14.414176	15.195027	5.42%	219	2005
	13.061546	14.414176	10.36%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.833173	11.569866	-16.36%	286	2008
	13.274345	13.833173	4.21%	288	2007
	12.435360	13.274345	6.75%	289	2006
	12.088323	12.435360	2.87%	290	2005
	11.458318	12.088323	5.50%	0	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	20.631395	12.904966	-37.45%	60	2008
	19.485008	20.631395	5.88%	60	2007
	18.009893	19.485008	8.19%	1,670	2006
	16.318252	18.009893	10.37%	0	2005
	14.321973	16.318252	13.94%	0	2004

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.557396	10.607212	0.47%	819	2008
	10.234040	10.557396	3.16%	0	2007*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.246596	9.971975	-18.57%	0	2008
	11.890527	12.246596	2.99%	0	2007
	11.519862	11.890527	3.22%	0	2006
	11.451083	11.519862	0.60%	0	2005
	10.917987	11.451083	4.88%	0	2004

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.060724	-39.39%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	21.794871	11.483641	-47.31%	0	2008
	21.556091	21.794871	1.11%	0	2007
	17.887326	21.556091	20.51%	0	2006
	16.252579	17.887326	10.06%	0	2005
	13.757041	16.252579	18.14%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	15.380343	8.107963	-47.28%	0	2008
	15.213340	15.380343	1.10%	0	2007
	12.623671	15.213340	20.51%	0	2006
	11.468479	12.623671	10.07%	0	2005
	10.000000	11.468479	14.68%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.294480	-37.06%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.282625	-37.17%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.204977	-37.95%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.687632	-33.12%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	17.763114	9.349301	-47.37%	0	2008
	16.478755	17.763114	7.79%	0	2007*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	20.525640	13.680046	-33.35%	0	2008
	22.475409	20.525640	-8.68%	0	2007
	19.495218	22.475409	15.29%	0	2006
	19.265423	19.495218	1.19%	0	2005
	16.725873	19.265423	15.18%	0	2004

NVIT NVIT Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	20.865728	12.663030	-39.31%	0	2008
	20.801965	20.865728	0.31%	0	2007
	18.906663	20.801965	10.02%	0	2006
	17.144967	18.906663	10.28%	0	2005
	14.660913	17.144967	16.94%	0	2004

NVIT NVIT Nationwide Fund: Class II - Q/NQ	17.700324	10.174487	-42.52%	0	2008
	16.665074	17.700324	6.21%	0	2007*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.840303	-1.60%	0	2008*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	19.692190	9.928121	-49.58%	0	2008
	16.669889	19.692190	18.13%	0	2007
	15.298222	16.669889	8.97%	0	2006
	15.659808	15.298222	-2.31%	0	2005
	15.289759	15.659808	2.42%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	13.698074	6.903403	-49.60%	0	2008
	11.604772	13.698074	18.04%	0	2007
	10.599999	11.604772	9.48%	0	2006
	10.850535	10.599999	-2.31%	0	2005
	10.000000	10.850535	8.51%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	21.344298	12.298822	-42.38%	0	2008
	17.755249	21.344298	20.21%	0	2007*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	17.534316	10.837264	-38.19%	0	2008
	18.288651	17.534316	-4.12%	0	2007
	16.074599	18.288651	13.77%	0	2006
	15.706338	16.074599	2.34%	0	2005
	13.625586	15.706338	15.27%	0	2004

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.574716	-44.25%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	17.573861	9.401007	-46.51%	0	2008
	15.679062	17.573861	12.08%	0	2007
	14.789202	15.679062	6.02%	0	2006
	14.324845	14.789202	3.24%	0	2005
	13.647463	14.324845	4.96%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	15.613350	9.169235	-41.27%	0	2008
	14.954489	15.613350	4.41%	0	2007
	12.938136	14.954489	15.58%	0	2006
	11.522606	12.938136	12.28%	0	2005
	10.000000	11.522606	15.23%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	23.997472	14.096740	-41.26%	0	2008
	22.979914	23.997472	4.43%	0	2007
	19.887489	22.979914	15.55%	0	2006
	17.709664	19.887489	12.30%	0	2005
	15.131768	17.709664	17.04%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	9.548648	2.008768	-78.96%	0	2008
	10.000000	9.548648	-4.51%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.703811	2.890627	-78.91%	0	2008
	13.986332	13.703811	-2.02%	0	2007
	13.005963	13.986332	7.54%	0	2006
	12.950484	13.005963	0.43%	0	2005
	12.097975	12.950484	7.05%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	16.985768	10.263008	-39.58%	0	2008
	16.566871	16.985768	2.53%	0	2007
	14.662948	16.566871	12.98%	0	2006
	14.084571	14.662948	4.11%	0	2005
	13.107555	14.084571	7.45%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	20.980438	12.805087	-38.97%	0	2008
	21.613466	20.980438	-2.93%	0	2007
	19.146339	21.613466	12.89%	0	2006
	17.724915	19.146339	8.02%	0	2005
	15.106504	17.724915	17.33%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	14.709772	8.877511	-39.65%	0	2008
	15.903032	14.709772	-7.50%	0	2007
	13.935435	15.903032	14.12%	0	2006
	13.450952	13.935435	3.60%	0	2005
	12.296362	13.450952	9.39%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	21.470094	11.846845	-44.82%	0	2008
	20.126048	21.470094	6.68%	0	2007
	16.005375	20.126048	25.75%	0	2006
	14.489276	16.005375	10.46%	0	2005
	12.666032	14.489276	14.39%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.611018	8.437519	-38.01%	0	2008
	13.103151	13.611018	3.88%	0	2007
	12.622775	13.103151	3.81%	0	2006
	12.130370	12.622775	4.06%	0	2005
	11.730953	12.130370	3.40%	0	2004

Schwab Annuity Portfolios - Schwab TM Money Market Portfolio - Q/NQ	10.637882	10.694743	0.53%	9,992	2008
	10.317259	10.637882	3.11%	2,741	2007
	10.018240	10.317259	2.98%	2,744	2006
	9.903459	10.018240	1.16%	8,692	2005
	9.969330	9.903459	-0.66%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	13.348014	7.536097	-43.54%	0	2008
	12.053883	13.348014	10.74%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.472536	7.825858	-37.26%	0	2008
	12.297399	12.472536	1.42%	0	2007*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.634052	10.605908	-0.26%	0	2008
	10.265733	10.634052	3.59%	0	2007*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	11.194198	9.868405	-11.84%	0	2008
	10.807431	11.194198	3.58%	0	2007
	10.599662	10.807431	1.96%	0	2006
	10.358581	10.599662	2.33%	0	2005
	10.109894	10.358581	2.46%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	17.195289	14.392771	-16.30%	0	2008
	16.417647	17.195289	4.74%	0	2007
	15.049526	16.417647	9.09%	0	2006
	13.631514	15.049526	10.40%	0	2005
	12.578333	13.631514	8.37%	0	2004

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	22.952399	13.996801	-39.02%	0	2008
	28.184071	22.952399	-18.56%	0	2007
	20.793675	28.184071	35.54%	0	2006
	18.089801	20.793675	14.95%	0	2005
	13.503520	18.089801	33.96%	0	2004

Additional Optional Benefits Elected
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.437577	8.235458	-52.77%	0	2008
	17.520036	17.437577	-0.47%	0	2007
	15.796069	17.520036	10.91%	0	2006
	15.256637	15.796069	3.54%	0	2005

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	16.941722	9.544812	-43.66%	0	2008
	15.442142	16.941722	9.71%	0	2007
	14.826256	15.442142	4.15%	0	2006
	13.904454	14.826256	6.63%	0	2005

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	20.947050	10.875222	-48.08%	0	2008
	19.297557	20.947050	8.55%	0	2007
	16.902567	19.297557	14.17%	0	2006
	15.751883	16.902567	7.31%	0	2005

Alger American Fund - Alger American Balanced Portfolio: Class S Shares - Q/NQ	17.802065	7.259417	-59.22%	0	2008
	13.810861	17.802065	28.90%	366	2007
	12.798165	13.810861	7.91%	190	2006
	11.897034	12.798165	7.57%	190	2005

Alger American Fund - Alger American Mid Cap Growth Portfolio: Class S Shares - Q/NQ	13.262351	8.869148	-33.13%	0	2008
	11.797539	13.262351	12.42%	0	2007
	11.500279	11.797539	2.58%	0	2006
	10.827801	11.500279	6.21%	0	2005

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	18.099119	10.540193	-41.76%	0	2008
	17.578329	18.099119	2.96%	0	2007
	15.300880	17.578329	14.88%	0	2006
	14.895904	15.300880	2.72%	0	2005

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	20.180294	12.732506	-36.91%	0	2008
	20.243032	20.180294	-0.31%	0	2007
	18.049671	20.243032	12.15%	0	2006
	17.236512	18.049671	4.72%	0	2005

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.527924	11.140577	-3.36%	0	2008
	10.722391	11.527924	7.51%	0	2007
	10.747787	10.722391	-0.24%	0	2006
	10.775856	10.747787	-0.26%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	17.076207	10.944856	-35.91%	0	2008
	17.466671	17.076207	-2.24%	0	2007
	15.225883	17.466671	14.72%	0	2006
	14.834062	15.225883	2.64%	0	2005

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	22.972490	12.429668	-45.89%	0	2008
	19.840680	22.972490	15.78%	0	2007
	16.195948	19.840680	22.50%	0	2006
	14.580903	16.195948	11.08%	0	2005

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	17.678101	9.556073	-45.94%	0	2008
	15.270392	17.678101	15.77%	0	2007
	12.453106	15.270392	22.62%	0	2006
	11.224493	12.453106	10.95%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.637300	9.368076	-25.87%	0	2008
	13.190159	12.637300	-4.19%	0	2007*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	15.905021	9.113571	-42.70%	0	2008
	13.404337	15.905021	18.66%	0	2007
	14.128155	13.404337	-5.12%	0	2006
	14.107788	14.128155	0.14%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	16.911778	12.155656	-28.12%	0	2008
	18.189206	16.911778	-7.02%	0	2007
	15.634840	18.189206	16.34%	0	2006
	15.183516	15.634840	2.97%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	16.580643	8.350206	-49.64%	0	2008
	12.102067	16.580643	37.01%	0	2007*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	20.052499	13.603687	-32.16%	0	2008
	20.556777	20.052499	-2.45%	0	2007
	18.295913	20.556777	12.36%	0	2006
	17.373568	18.295913	5.31%	0	2005

saicfi3of3.htm

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	17.187782	10.578942	-38.45%	0	2008
	16.672368	17.187782	3.09%	0	2007
	14.736279	16.672368	13.14%	0	2006
	14.368549	14.736279	2.56%	0	2005

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	15.914110	10.982547	-30.99%	0	2008
	15.168104	15.914110	4.92%	0	2007
	13.291141	15.168104	14.12%	0	2006
	12.998806	13.291141	2.25%	0	2005

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.755208	8.405272	-38.89%	0	2008
	15.789885	13.755208	-12.89%	0	2007
	15.531693	15.789885	1.66%	0	2006
	14.983039	15.531693	3.66%	0	2005

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.868299	9.641838	-35.15%	0	2008
	16.799220	14.868299	-11.49%	0	2007
	14.685424	16.799220	14.39%	0	2006
	14.272175	14.685424	2.90%	0	2005

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	16.615252	11.475328	-30.93%	0	2008
	15.433434	16.615252	7.66%	0	2007
	13.573366	15.433434	13.70%	0	2006
	13.591048	13.573366	-0.13%	0	2005

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.935165	9.672066	-2.65%	0	2008
	10.270833	9.935165	-3.27%	0	2007*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.832380	9.833968	-9.22%	0	2008
	10.492661	10.832380	3.24%	0	2007
	10.281448	10.492661	2.05%	0	2006
	10.367069	10.281448	-0.83%	0	2005

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	21.766411	12.249116	-43.72%	0	2008
	18.897645	21.766411	15.18%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	21.868739	9.791116	-55.23%	0	2008
	15.292040	21.868739	43.01%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	18.131699	10.182016	-43.84%	0	2008
	18.233864	18.131699	-0.56%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	18.863469	9.760134	-48.26%	0	2008
	15.167421	18.863469	24.37%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.995925	10.424222	-5.20%	0	2008
	10.759148	10.995925	2.20%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	25.359600	15.039323	-40.70%	0	2008
	22.392345	25.359600	13.25%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	17.057859	9.389224	-44.96%	0	2008
	14.840411	17.057859	14.94%	0	2007*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.290361	7.798968	-30.92%	0	2008
	11.082100	11.290361	1.88%	0	2007*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	15.990900	11.447265	-28.41%	0	2008
	16.735450	15.990900	-4.45%	0	2007
	14.549945	16.735450	15.02%	0	2006
	14.325045	14.549945	1.57%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	20.531409	13.504549	-34.22%	0	2008
	21.419668	20.531409	-4.15%	0	2007
	18.645032	21.419668	14.88%	0	2006
	17.455454	18.645032	6.81%	0	2005

Franklin Templeton Variable Insurance Products Trust -Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.575833	-34.24%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	20.122664	9.351859	-53.53%	0	2008
	15.923723	20.122664	26.37%	0	2007*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	23.372454	13.683828	-41.45%	0	2008
	20.616415	23.372454	13.37%	0	2007
	17.286118	20.616415	19.27%	0	2006
	15.977318	17.286118	8.19%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	16.797762	9.832218	-41.47%	0	2008
	14.818425	16.797762	13.36%	0	2007
	12.423072	14.818425	19.28%	0	2006
	11.486259	12.423072	8.16%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 2 - Q/NQ	11.795237	12.301845	4.30%	0	2008
	10.818969	11.795237	9.02%	0	2007*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	15.183189	12.515239	-17.57%	0	2008
	14.020622	15.183189	8.29%	0	2007
	12.930226	14.020622	8.43%	0	2006
	12.229660	12.930226	5.73%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	22.886905	12.515803	-45.31%	0	2008
	17.058984	22.886905	34.16%	455	2007
	15.919551	17.058984	7.16%	300	2006
	14.402045	15.919551	10.54%	300	2005

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	17.311109	10.838261	-37.39%	0	2008
	16.611477	17.311109	4.21%	473	2007
	15.270609	16.611477	8.78%	159	2006
	14.019804	15.270609	8.92%	159	2005

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	26.681202	12.520779	-53.07%	0	2008
	21.216561	26.681202	25.76%	0	2007
	21.688225	21.216561	44.06%	0	2006
	16.738188	21.688225	29.57%	0	2005

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	39.257929	18.415391	-53.09%	0	2008
	31.230706	39.257929	25.70%	0	2007
	14.727162	31.230706	44.00%	0	2006
	11.359225	14.727162	29.65%	0	2005

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	15.842803	9.804104	-38.12%	0	2008
	14.532572	15.842803	9.02%	0	2007
	13.790894	14.532572	5.38%	0	2006
	13.473465	13.790894	2.36%	0	2005

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	19.276952	12.731433	-33.96%	0	2008
	18.246613	19.276952	5.65%	0	2007*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	14.264773	7.502775	-47.40%	0	2008
	14.075423	14.264773	1.35%	0	2007*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	21.461194	11.903990	-44.53%	0	2008
	17.886174	21.461194	19.99%	0	2007
	15.910805	17.886174	12.42%	153	2006
	14.284018	15.910805	11.39%	153	2005

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.702217	6.741985	-46.92%	0	2008
	12.553083	12.702217	1.19%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.416482	8.855318	-14.99%	0	2008
	10.125323	10.416482	2.88%	0	2007
	9.894639	10.125323	2.33%	0	2006
	9.932152	9.894639	-0.38%	0	2005

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	15.314432	9.102129	-40.57%	0	2008
	15.516839	15.314432	-1.30%	0	2007
	15.012087	15.516839	3.36%	0	2006
	14.855998	15.012087	1.05%	0	2005

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	16.838934	10.013252	-40.54%	0	2008
	15.936002	16.838934	5.67%	0	2007*
	14.271672	15.936002	11.66%	340	2006
	13.599927	14.271672	4.94%	340	2005
	12.225637	13.599927	11.24%	0	2004
	10.000000	12.225637	22.26%	0	2003

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.870847	7.496405	-31.04%	0	2008
	10.430613	10.870847	4.22%	0	2007
	10.000000	10.430613	4.31%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.529215	9.318922	-11.49%	0	2008
	10.412741	10.529215	1.12%	0	2007
	10.000000	10.412741	4.13%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	12.029430	7.248531	-39.74%	0	2008
	10.712318	12.029430	12.30%	0	2007
	10.000000	10.712318	7.12%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.251384	6.163543	-45.22%	0	2008
	10.240314	11.251384	9.87%	515	2007
	10.000000	10.240314	2.40%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.772893	5.943759	-39.18%	0	2008
	10.000000	9.772893	-2.27%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.227700	10.060891	-29.29%	0	2008
	14.049499	14.227700	1.27%	0	2007
	12.934751	14.049499	8.62%	0	2006
	12.864955	12.934751	0.54%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.458925	8.090783	-29.39%	0	2008
	11.311733	11.458925	1.30%	0	2007
	10.414642	11.311733	8.61%	0	2006
	10.000000	10.414642	4.15%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	29.195921	12.080137	-58.62%	0	2008
	20.442522	29.195921	42.82%	0	2007*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	26.171731	17.176069	-34.37%	0	2008
	22.200475	26.171731	17.89%	0	2007
	16.461313	22.200475	34.86%	0	2006
	15.785444	16.461313	4.28%	0	2005

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.441437	-45.59%	0	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.091966	-49.08%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.101864	-38.98%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.803732	-1.96%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.809519	-1.90%	0	2008*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	20.932180	11.029205	-47.31%	0	2008
	21.623093	20.932180	-3.20%	0	2007
	18.335686	21.623093	17.93%	0	2006
	16.852973	18.335686	8.80%	0	2005

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.023542	11.660809	5.78%	0	2008
	10.476712	11.023542	5.22%	0	2007
	10.323283	10.476712	1.49%	350	2006
	10.179763	10.323283	1.41%	350	2005

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	17.290618	12.666447	-26.74%	0	2008
	15.593824	17.290618	10.88%	0	2007
	15.501628	15.593824	0.59%	0	2006
	14.590363	15.501628	6.25%	0	2005

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	11.652517	8.531115	-26.79%	0	2008
	10.504151	11.652517	10.93%	0	2007
	10.443718	10.504151	0.58%	0	2006
	9.825503	10.443718	6.29%	0	2005

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.634112	6.501522	-44.12%	0	2008
	10.831580	11.634112	7.41%	0	2007
	10.000000	10.831580	8.32%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	19.418103	12.042687	-37.98%	0	2008
	18.663939	19.418103	4.04%	0	2007
	16.261968	18.663939	14.77%	0	2006
	15.342293	16.261968	5.99%	0	2005

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.055724	11.125672	-7.71%	0	2008
	11.650951	12.055724	3.47%	0	2007
	11.175080	11.650951	4.26%	0	2006
	11.015097	11.175080	1.45%	0	2005

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	15.399414	11.614317	-24.58%	0	2008
	14.843178	15.399414	3.75%	0	2007
	13.573482	14.843178	9.35%	0	2006
	13.120388	13.573482	3.45%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	17.685357	11.915016	-32.63%	0	2008
	16.967720	17.685357	4.23%	0	2007
	15.084471	16.967720	12.48%	0	2006
	14.345619	15.084471	5.15%	0	2005

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.662752	11.398289	-16.57%	0	2008
	13.144366	13.662752	3.94%	0	2007
	12.344849	13.144366	6.48%	0	2006
	12.030792	12.344849	2.61%	0	2005

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	20.377307	12.713568	-37.61%	0	2008
	19.294289	20.377307	5.61%	0	2007
	17.878889	19.294289	7.92%	203	2006
	16.240650	17.878889	10.09%	203	2005

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.426279	10.448876	0.22%	0	2008
	10.132810	10.426279	2.90%	0	2007*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.095722	9.824098	-18.78%	0	2008
	11.774087	12.095722	2.73%	0	2007
	11.436003	11.774087	2.96%	0	2006
	11.396583	11.436003	0.35%	0	2005

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.050429	-39.50%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	21.537850	11.319314	-47.44%	0	2008
	21.356427	21.537850	0.85%	0	2007
	17.766611	21.356427	20.21%	0	2006
	16.183856	17.766611	9.78%	0	2005

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	15.237873	8.012406	-47.42%	0	2008
	15.111008	15.237873	0.84%	0	2007
	12.570579	15.111008	20.21%	0	2006
	11.449228	12.570579	9.79%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.283783	-37.16%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.271938	-37.28%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.194427	-38.06%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.676263	-33.24%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	17.544321	9.210609	-47.50%	0	2008
	16.317444	17.544321	7.52%	0	2007*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	20.272848	13.477173	-33.52%	0	2008
	22.255469	20.272848	-8.91%	0	2007
	19.353450	22.255469	14.99%	0	2006
	19.173862	19.353450	0.94%	0	2005

NVIT NVIT Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	20.608770	12.475251	-39.47%	0	2008
	20.598389	20.608770	0.05%	0	2007
	18.769168	20.598389	9.75%	0	2006
	17.063461	18.769168	10.00%	0	2005

NVIT NVIT Nationwide Fund: Class II - Q/NQ	17.482313	10.023574	-42.66%	0	2008
	16.501933	17.482313	5.94%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.823638	-1.76%	0	2008*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	19.449696	9.780866	-49.71%	0	2008
	16.506743	19.449696	17.83%	0	2007
	15.186972	16.506743	8.69%	0	2006
	15.585378	15.186972	-2.56%	0	2005

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	13.571163	6.822005	-49.73%	0	2008
	11.526673	13.571163	17.74%	0	2007
	10.555400	11.526673	9.20%	0	2006
	10.832314	10.555400	-2.56%	0	2005

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	21.081413	12.116395	-42.53%	0	2008
	17.581451	21.081413	19.91%	0	2007*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	17.318324	10.676501	-38.35%	0	2008
	18.109621	17.318324	-4.37%	0	2007
	15.957644	18.109621	13.49%	0	2006
	15.631642	15.957644	2.09%	0	2005

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.565185	-44.35%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	17.357386	9.261539	-46.64%	0	2008
	15.525560	17.357386	11.80%	0	2007
	14.681601	15.525560	5.75%	0	2006
	14.256716	14.681601	2.98%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	15.468733	9.061175	-41.42%	0	2008
	14.853903	15.468733	4.14%	0	2007
	12.883737	14.853903	15.29%	0	2006
	11.503272	12.883737	12.00%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	23.701973	13.887705	-41.41%	0	2008
	22.755050	23.701973	4.16%	0	2007
	19.742872	22.755050	15.26%	0	2006
	17.625493	19.742872	12.01%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	9.532427	2.000234	-79.02%	0	2008
	10.000000	9.532427	-4.68%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.534952	2.847722	-78.96%	0	2008
	13.849358	13.534952	-2.27%	0	2007
	12.911286	13.849358	7.27%	0	2006
	12.888862	12.911286	0.17%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	16.776556	10.110795	-39.73%	0	2008
	16.404704	16.776556	2.27%	0	2007
	14.556268	16.404704	12.70%	0	2006
	14.017578	14.556268	3.84%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	20.722098	12.615191	-39.12%	0	2008
	21.401986	20.722098	-3.18%	0	2007
	19.007120	21.401986	12.60%	0	2006
	17.640670	19.007120	7.75%	0	2005

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	14.536245	8.750441	-39.80%	0	2008
	15.755685	14.536245	-7.74%	0	2007
	13.841360	15.755685	13.83%	0	2006
	13.394064	13.841360	3.34%	0	2005

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	21.216886	11.677311	-44.96%	0	2008
	19.939586	21.216886	6.41%	0	2007
	15.897319	19.939586	25.43%	0	2006
	14.427990	15.897319	10.18%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.450480	8.316778	-38.17%	0	2008
	12.981735	13.450480	3.61%	0	2007
	12.537566	12.981735	3.54%	0	2006
	12.079069	12.537566	3.80%	0	2005

Schwab Annuity Portfolios - Schwab TM Money Market Portfolio - Q/NQ	10.521443	10.550822	0.28%	0	2008
	10.230450	10.521443	2.84%	0	2007
	9.959171	10.230450	2.72%	0	2006
	9.870061	9.959171	0.90%	0	2005

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	13.257878	7.466139	-43.69%	0	2008
	12.003120	13.257878	10.45%	0	2007*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.388301	7.753217	-37.42%	0	2008
	12.245614	12.388301	1.17%	0	2007*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.562215	10.507507	-0.52%	0	2008
	10.222485	10.562215	3.32%	0	2007*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	11.062118	9.727192	-12.07%	0	2008
	10.707238	11.062118	3.31%	0	2007
	10.528053	10.707238	1.70%	0	2006
	10.314724	10.528053	2.07%	0	2005

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.978141	14.174913	-16.51%	0	2008
	16.251803	16.978141	4.47%	0	2007
	14.935322	16.251803	8.81%	0	2006
	13.562397	14.935322	10.12%	0	2005

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	22.662622	13.784793	-39.17%	0	2008
	27.899532	22.662622	-18.77%	0	2007
	20.635929	27.899532	35.20%	0	2006
	17.998124	20.635929	14.66%	0	2005

Additional Optional Benefits Elected
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.394348	8.210839	-52.80%	0	2008
	17.485559	17.394348	-0.52%	0	2007
	15.772988	17.485559	10.86%	0	2006
	15.242090	15.772988	3.48%	0	2005
	14.010752	15.242090	8.79%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	16.899739	9.516292	-43.69%	0	2008
	15.411768	16.899739	9.65%	0	2007
	14.804611	15.411768	4.10%	0	2006
	13.891196	14.804611	6.58%	0	2005
	13.310109	13.891196	4.37%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	20.895091	10.842703	-48.11%	0	2008
	19.259541	20.895091	8.49%	0	2007
	16.877833	19.259541	14.11%	0	2006
	15.736819	16.877833	7.25%	0	2005
	13.909528	15.736819	13.14%	0	2004

Alger American Fund - Alger American Balanced Portfolio: Class S Shares - Q/NQ	13.233152	8.845104	-33.16%	0	2008
	11.777586	13.233152	12.36%	0	2007
	11.486656	11.777586	2.53%	0	2006
	10.820465	11.486656	6.16%	0	2005
	10.572908	10.820465	2.34%	0	2004

Alger American Fund - Alger American Mid Cap Growth Portfolio: Class S Shares - Q/NQ	17.762864	7.239725	-59.24%	0	2008
	13.787500	17.762864	28.83%	0	2007
	12.783011	13.787500	7.86%	0	2006
	11.888975	12.783011	7.52%	0	2005
	10.741761	11.888975	10.68%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	18.054232	10.508689	-41.79%	0	2008
	17.543710	18.054232	2.91%	0	2007
	15.278513	17.543710	14.83%	0	2006
	14.881685	15.278513	2.67%	0	2005
	13.632334	14.881685	9.16%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	20.130240	12.694437	-36.94%	0	2008
	20.203167	20.130240	-0.36%	0	2007
	18.023283	20.203167	12.09%	0	2006
	17.220056	18.023283	4.66%	0	2005
	14.734107	17.220056	16.87%	0	2004

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.498609	11.106590	-3.41%	0	2008
	10.700603	11.498609	7.46%	0	2007
	10.731395	10.700603	-0.29%	0	2006
	10.764887	10.731395	-0.31%	0	2005
	10.365477	10.764887	3.85%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	17.033878	10.912153	-35.94%	0	2008
	17.432300	17.033878	-2.29%	0	2007
	15.203635	17.432300	14.66%	0	2006
	14.819911	15.203635	2.59%	0	2005
	13.412628	14.819911	10.49%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	22.915576	12.392547	-45.92%	0	2008
	19.801659	22.915576	15.73%	0	2007
	16.172294	19.801659	22.44%	0	2006
	14.566989	16.172294	11.02%	0	2005
	12.930963	14.566989	12.65%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	17.645198	9.533414	-45.97%	0	2008
	15.249763	17.645198	15.71%	0	2007
	12.442586	15.249763	22.56%	0	2006
	11.220714	12.442586	10.89%	0	2005
	10.000000	11.220714	12.21%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.620144	9.350585	-25.91%	0	2008
	13.179014	12.620144	-4.24%	0	2007*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	15.865581	9.086334	-42.73%	0	2008
	13.377940	15.865581	18.60%	0	2007
	14.107494	13.377940	-5.17%	0	2006
	14.094317	14.107494	0.09%	0	2005
	12.984862	14.094317	8.54%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	16.869809	12.119299	-28.16%	1,335	2008
	18.153365	16.869809	-7.07%	1,335	2007
	15.611957	18.153365	16.28%	1,335	2006
	15.169005	15.611957	2.92%	1,335	2005
	13.536215	15.169005	12.06%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	16.558172	8.334630	-49.66%	423	2008
	12.091851	16.558172	36.94%	0	2007*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.498609	11.106590	-3.41%	0	2008
	10.700603	11.498609	7.46%	0	2007
	10.731395	10.700603	-0.29%	0	2006
	10.764887	10.731395	-0.31%	0	2005
	10.365477	10.764887	3.85%	0	2004

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	20.002786	13.563037	-32.19%	0	2008
	20.516323	20.002786	-2.50%	0	2007
	18.269183	20.516323	12.30%	0	2006
	17.356994	18.269183	5.26%	0	2005
	14.508790	17.356994	19.63%	0	2004

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	17.145170	10.547325	-38.48%	14,833	2008
	16.639547	17.145170	3.04%	14,833	2007
	14.714741	16.639547	13.08%	14,833	2006
	14.354842	14.714741	2.51%	14,833	2005
	13.253320	14.354842	8.31%	14,833	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	15.874644	10.949713	-31.02%	0	2008
	15.138224	15.874644	4.86%	0	2007
	13.271692	15.138224	14.06%	0	2006
	12.986389	13.271692	2.20%	0	2005
	12.625572	12.986389	2.86%	0	2004

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.721095	8.380150	-38.93%	0	2008
	15.758805	13.721095	-12.93%	0	2007
	15.509010	15.758805	1.61%	0	2006
	14.968748	15.509010	3.61%	0	2005
	13.733890	14.968748	8.99%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.831429	9.613023	-35.18%	0	2008
	16.766149	14.831429	-11.54%	0	2007
	14.663968	16.766149	14.34%	0	2006
	14.258559	14.663968	2.84%	0	2005
	13.266794	14.258559	7.48%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	16.574035	11.441022	-30.97%	0	2008
	15.403040	16.574035	7.60%	0	2007
	13.553519	15.403040	13.65%	0	2006
	13.578075	13.553519	-0.18%	0	2005
	12.915695	13.578075	5.13%	0	2004

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.926747	9.658951	-2.70%	0	2008
	10.267365	9.926747	-3.32%	0	2007*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.805484	9.804553	-9.26%	0	2008
	10.471975	10.805484	3.18%	0	2007
	10.266398	10.471975	2.00%	0	2006
	10.357156	10.266398	-0.88%	902	2005
	10.213311	10.357156	1.41%	0	2004

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	21.712450	12.212506	-43.75%	320	2008
	18.860451	21.712450	15.12%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	21.839085	9.772843	-55.25%	0	2008
	15.279127	21.839085	42.93%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	18.086735	10.151580	-43.87%	0	2008
	18.197972	18.086735	-0.61%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	18.816653	9.730934	-48.29%	0	2008
	15.137527	18.816653	24.30%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.968658	10.393080	-5.25%	0	2008
	10.737961	10.968658	2.15%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	25.296736	14.994381	-40.73%	0	2008
	22.348276	25.296736	13.19%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	17.026073	9.366945	-44.98%	0	2008
	14.820340	17.026073	14.88%	0	2007*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.280782	7.788371	-30.96%	0	2008
	11.078363	11.280782	0.018271562	0	2007*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	15.951280	11.413078	-28.45%	0	2008
	16.702536	15.951280	-4.50%	0	2007
	14.528693	16.702536	14.96%	0	2006
	14.311386	14.528693	1.52%	671	2005
	13.136268	14.311386	8.95%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	20.480506	13.464186	-34.26%	0	2008
	21.377512	20.480506	-4.20%	0	2007
	18.617786	21.377512	14.82%	0	2006
	17.438799	18.617786	6.76%	0	2005
	14.357875	17.438799	21.46%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Franklin Templeton Variable Insurance Products Trust -Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.573599	-34.26%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	20.095412	9.334414	-53.55%	0	2008
	15.910289	20.095412	26.30%	0	2007*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	23.314502	13.642936	-41.48%	0	2008
	20.575821	23.314502	13.31%	0	2007
	17.260846	20.575821	19.21%	0	2006
	15.962062	17.260846	8.14%	0	2005
	13.720588	15.962062	16.34%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	16.766478	9.808898	-41.50%	0	2008
	14.798397	16.766478	13.30%	0	2007
	12.412578	14.798397	19.22%	0	2006
	11.482386	12.412578	8.10%	0	2005
	10.000000	11.482386	14.82%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 2 - Q/NQ	11.779233	12.278911	4.24%	0	2008
	10.809817	11.779233	8.97%	0	2007*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	15.145534	12.477840	-17.61%	0	2008
	13.993012	15.145534	8.24%	0	2007
	12.911316	13.993012	8.38%	0	2006
	12.217979	12.911316	5.67%	0	2005
	11.494958	12.217979	6.29%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	22.830114	12.478366	-45.34%	2,632	2008
	17.025367	22.830114	34.09%	2,632	2007
	15.896255	17.025367	7.10%	2,632	2006
	14.388282	15.896255	10.48%	2,632	2005
	12.462582	14.388282	15.79%	0	2004

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	17.270054	10.807034	-37.42%	0	2008
	16.580553	17.270054	4.16%	0	2007
	15.249917	16.580553	8.73%	0	2006
	14.007907	15.249917	8.87%	0	2005
	12.149928	14.007907	15.29%	0	2004

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	26.631529	12.491084	-53.10%	0	2008
	21.187903	26.631529	25.69%	0	2007
	14.714740	21.187903	43.99%	0	2006
	11.355399	14.714740	29.58%	0	2005
	10.000000	11.355399	13.55%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	39.160687	18.360385	-53.12%	0	2008
	31.169284	39.160687	25.64%	0	2007
	21.656559	31.169284	43.93%	0	2006
	16.722219	21.656559	29.51%	0	2005
	14.354875	16.722219	16.49%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	15.803516	9.774798	-38.15%	0	2008
	14.503959	15.803516	8.96%	0	2007
	13.770714	14.503959	5.32%	0	2006
	13.460591	13.770714	2.30%	0	2005
	12.583644	13.460591	6.97%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	19.229140	12.693375	-33.99%	0	2008
	18.210675	19.229140	5.59%	0	2007*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	14.245429	7.488773	-47.43%	0	2008
	14.063542	14.245429	1.29%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	21.406652	11.867679	-44.56%	0	2008
	17.849852	21.406652	19.93%	0	2007
	15.886562	17.849852	12.36%	0	2006
	14.269491	15.886562	11.33%	0	2005
	12.529424	14.269491	13.89%	0	2004

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.684998	6.729401	-46.95%	0	2008
	12.542479	12.684998	1.14%	0	2007*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.390631	8.828835	-15.03%	0	2008
	10.105358	10.390631	2.82%	0	2007
	9.880148	10.105358	2.28%	0	2006
	9.922647	9.880148	-0.43%	0	2005
	10.031522	9.922647	-1.09%	0	2004

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	15.276455	9.074922	-40.60%	0	2008
	15.486280	15.276455	-1.35%	0	2007
	14.990135	15.486280	3.31%	0	2006
	14.841809	14.990135	1.00%	0	2005
	13.516188	14.841809	9.81%	0	2004

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	16.798984	9.984406	-40.57%	0	2008
	15.906329	16.798984	5.61%	0	2007*
	14.252324	15.906329	11.61%	0	2006
	13.588384	14.252324	4.89%	0	2005
	12.221487	13.588384	11.18%	0	2004
	10.000000	12.221487	22.21%	0	2003

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.861614	7.486222	-31.08%	0	2008
	10.427094	10.861614	4.17%	0	2007
	10.000000	10.427094	4.27%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.520262	9.306266	-11.54%	0	2008
	10.409221	10.520262	1.07%	0	2007
	10.000000	10.409221	4.09%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	12.019214	7.238672	-39.77%	0	2008
	10.708700	12.019214	12.24%	0	2007
	10.000000	10.708700	7.09%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.241811	6.155155	-45.25%	0	2008
	10.236847	11.241811	9.82%	0	2007
	10.000000	10.236847	2.37%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.769577	5.938710	-39.21%	0	2008
	10.000000	9.769577	-2.30%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.192415	10.030824	-29.32%	0	2008
	14.021832	14.192415	1.22%	0	2007
	12.915841	14.021832	8.56%	0	2006
	12.852665	12.915841	0.49%	0	2005
	11.893980	12.852665	8.06%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.443376	8.075684	-29.43%	0	2008
	11.302178	11.443376	1.25%	0	2007
	10.411135	11.302178	8.56%	0	2006
	10.000000	10.411135	4.11%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	29.141566	12.051474	-58.65%	0	2008
	20.414905	29.141566	42.75%	0	2007*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	26.106835	17.124741	-34.41%	0	2008
	22.156759	26.106835	17.83%	0	2007
	16.437242	22.156759	34.80%	0	2006
	15.770374	16.437242	4.23%	0	2005
	12.401814	15.770374	27.16%	0	2004

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.450702	-45.49%	0	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.090232	-49.10%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.099785	-39.00%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.800405	-2.00%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.806200	-1.94%	0	2008*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	20.880265	10.996226	-47.34%	0	2008
	21.580520	20.880265	-3.24%	0	2007
	18.308879	21.580520	17.87%	0	2006
	16.836874	18.308879	8.74%	0	2005
	14.204772	16.836874	18.53%	0	2004

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.996208	11.625974	5.73%	0	2008
	10.456077	10.996208	5.17%	0	2007
	10.308192	10.456077	1.43%	0	2006
	10.170039	10.308192	1.36%	0	2005
	10.034393	10.170039	1.35%	0	2004

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	17.247744	12.628579	-26.78%	0	2008
	15.563123	17.247744	10.82%	0	2007
	15.478969	15.563123	0.54%	0	2006
	14.576433	15.478969	6.19%	0	2005
	13.806681	14.576433	5.58%	0	2004

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	11.630792	8.510865	-26.82%	0	2008
	10.489937	11.630792	10.88%	0	2007
	10.434896	10.489937	0.53%	0	2006
	9.822186	10.434896	6.24%	0	2005
	10.000000	9.822186	-1.78%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.624236	6.492680	-44.15%	0	2008
	10.827926	11.624236	7.35%	0	2007
	10.000000	10.827926	8.28%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	19.370012	12.006727	-38.01%	0	2008
	18.627254	19.370012	3.99%	0	2007
	16.238229	18.627254	14.71%	0	2006
	15.327674	16.238229	5.94%	0	2005
	13.695527	15.327674	11.92%	0	2004

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.025824	11.092429	-7.76%	0	2008
	11.628004	12.025824	3.42%	0	2007
	11.158734	11.628004	4.21%	0	2006
	11.004575	11.158734	1.40%	0	2005
	10.713558	11.004575	2.72%	0	2004

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	15.361218	11.579600	-24.62%	0	2008
	14.813939	15.361218	3.69%	0	2007
	13.553620	14.813939	9.30%	0	2006
	13.107851	13.553620	3.40%	0	2005
	12.192229	13.107851	7.51%	3,829	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	17.641492	11.879401	-32.66%	0	2008
	16.934317	17.641492	4.18%	0	2007
	15.062418	16.934317	12.43%	0	2006
	14.331913	15.062418	5.10%	0	2005
	13.026688	14.331913	10.02%	0	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.628897	11.364256	-16.62%	0	2008
	13.118511	13.628897	3.89%	0	2007
	12.326824	13.118511	6.42%	0	2006
	12.019327	12.326824	2.56%	0	2005
	11.427726	12.019327	5.18%	0	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	20.326795	12.675571	-37.64%	0	2008
	19.256325	20.326795	5.56%	0	2007
	17.852771	19.256325	7.86%	0	2006
	16.225157	17.852771	10.03%	0	2005
	14.283788	16.225157	13.59%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.400214	10.417445	0.17%	0	2008
	10.112656	10.400214	2.84%	0	2007*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.065711	9.794737	-18.82%	0	2008
	11.750886	12.065711	2.68%	0	2007
	11.419269	11.750886	2.90%	0	2006
	11.385690	11.419269	0.29%	0	2005
	10.888817	11.385690	4.56%	0	2004

NVIT NVVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.048367	-39.52%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	21.486728	11.286674	-47.47%	0	2008
	21.316653	21.486728	0.80%	0	2007
	17.742531	21.316653	20.14%	0	2006
	16.170138	17.742531	9.72%	0	2005
	13.729071	16.170138	17.78%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	15.209482	7.993388	-47.44%	0	2008
	15.090586	15.209482	0.79%	0	2007
	12.559962	15.090586	20.15%	0	2006
	11.445372	12.559962	9.74%	0	2005
	10.000000	11.445372	14.45%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.281640	-37.18%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.269802	-37.30%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.192315	-38.08%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.673995	-33.26%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	17.500830	9.183081	-47.53%	0	2008
	16.285328	17.500830	7.46%	0	2007*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	20.222599	13.436896	-33.56%	0	2008
	22.211681	20.222599	-8.96%	0	2007
	19.325182	22.211681	14.94%	0	2006
	19.155578	19.325182	0.89%	0	2005
	16.681315	19.155578	14.83%	0	2004

NVIT NVIT Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	20.557672	12.437959	-39.50%	0	2008
	20.557852	20.557672	0.00%	0	2007
	18.741745	20.557852	9.69%	0	2006
	17.047183	18.741745	9.94%	0	2005
	14.621826	17.047183	16.59%	0	2004

NVIT NVIT Nationwide Fund: Class II - Q/NQ	17.438964	9.993615	-42.69%	0	2008
	16.469458	17.438964	5.89%	0	2007*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.820295	-1.80%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	19.401445	9.751616	-49.74%	0	2008
	16.474225	19.401445	17.77%	0	2007
	15.164758	16.474225	8.63%	0	2006
	15.570503	15.164758	-2.61%	0	2005
	15.249015	15.570503	2.11%	0	2004

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	13.545888	6.805828	-49.76%	0	2008
	11.511104	13.545888	17.68%	0	2007
	10.546499	11.511104	9.15%	0	2006
	10.828670	10.546499	-2.61%	0	2005
	10.000000	10.828670	8.29%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	21.029119	12.080166	-42.56%	0	2008
	17.546819	21.029119	19.85%	0	2007*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	17.275388	10.644586	-38.38%	0	2008
	18.073967	17.275388	-4.42%	0	2007
	15.934319	18.073967	13.43%	0	2006
	15.616715	15.934319	2.03%	0	2005
	13.589226	15.616715	14.92%	0	2004

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.563279	-44.37%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	17.314356	9.233860	-46.67%	0	2008
	15.495013	17.314356	11.74%	0	2007
	14.660153	15.495013	5.69%	0	2006
	14.243117	14.660153	2.93%	656	2005
	13.611063	14.243117	4.64%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	15.439925	9.039684	-41.45%	0	2008
	14.833818	15.439925	4.09%	0	2007
	12.872847	14.833818	15.23%	0	2006
	11.499389	12.872847	11.94%	0	2005
	10.000000	11.499389	14.99%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	23.643183	13.846190	-41.44%	0	2008
	22.710241	23.643183	4.11%	0	2007
	19.714004	22.710241	15.20%	0	2006
	17.608662	19.714004	11.96%	0	2005
	15.091431	17.608662	16.68%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	9.529185	1.998532	-79.03%	0	2008
	10.000000	9.529185	-4.71%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.501403	2.839210	-78.97%	0	2008
	13.822109	13.501403	-2.32%	0	2007
	12.892436	13.822109	7.21%	0	2006
	12.876571	12.892436	0.12%	0	2005
	12.065688	12.876571	6.72%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	16.734981	10.080586	-39.76%	0	2008
	16.372426	16.734981	2.21%	0	2007
	14.535004	16.372426	12.64%	0	2006
	14.004211	14.535004	3.79%	662	2005
	13.072585	14.004211	7.13%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	20.670727	12.577491	-39.15%	0	2008
	21.359870	20.670727	-3.23%	0	2007
	18.979349	21.359870	12.54%	0	2006
	17.623824	18.979349	7.69%	0	2005
	15.066242	17.623824	16.98%	0	2004

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	14.501740	8.725219	-39.83%	0	2008
	15.726340	14.501740	-7.79%	0	2007
	13.822597	15.726340	13.77%	0	2006
	13.382696	13.822597	3.29%	0	2005
	21.271349	13.382696	9.06%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	21.166526	11.643640	-44.99%	0	2008
	19.902453	21.166526	6.35%	0	2007
	15.875772	19.902453	25.36%	0	2006
	14.415757	15.875772	10.13%	0	2005
	12.640252	14.415757	14.05%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.418513	8.292772	-38.20%	0	2008
	12.957523	13.418513	3.56%	0	2007
	12.520549	12.957523	3.49%	0	2006
	12.068798	12.520549	3.74%	0	2005
	11.707077	12.068798	3.09%	0	2004

Schwab Annuity Portfolios - Schwab TM Money Market Portfolio - Q/NQ	10.498274	10.522230	0.23%	615	2008
	10.213151	10.498274	2.79%	615	2007
	9.947381	10.213151	2.67%	615	2006
	9.863385	9.947381	0.85%	615	2005
	9.959333	9.863385	-0.96%	1,230	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	13.239894	7.452208	-43.71%	0	2008
	11.992976	13.239894	10.40%	0	2007*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.371509	7.738753	-37.45%	0	2008
	12.235269	12.371509	1.11%	0	2007*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.547888	10.487912	-0.57%	0	2008
	10.213846	10.547888	3.27%	0	2007*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	11.035849	9.699151	-12.11%	0	2008
	10.687295	11.035849	3.26%	0	2007
	10.513789	10.687295	1.65%	0	2006
	10.305973	10.513789	2.02%	889	2005
	10.089289	10.305973	2.15%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.934984	14.131677	-16.55%	0	2008
	16.218791	16.934984	4.42%	0	2007
	14.912555	16.218791	8.76%	0	2006
	13.548609	14.912555	10.07%	0	2005
	12.540033	13.548609	8.04%	0	2004

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	22.605034	13.742734	-39.20%	0	2008
	27.842906	22.605034	-18.81%	0	2007
	20.604499	27.842906	35.13%	0	2006
	17.979835	20.604499	14.60%	0	2005
	13.462423	17.979835	33.56%	0	2004

Additional Optional Benefits Elected
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.351196	8.186273	-52.82%	0	2008
	17.451124	17.351196	-0.57%	0	2007
	15.749928	17.451124	10.80%	0	2006
	15.227522	15.749928	3.43%	0	2005

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	16.857806	9.487832	-43.72%	0	2008
	15.381409	16.857806	9.60%	0	2007
	14.782959	15.381409	4.05%	0	2006
	13.877928	14.782959	6.52%	0	2005

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	20.843229	10.810264	-48.14%	0	2008
	19.221592	20.843229	8.44%	0	2007
	16.853145	19.221592	14.05%	0	2006
	15.721785	16.853145	7.20%	0	2005

Alger American Fund - Alger American Balanced Portfolio: Class S Shares - Q/NQ	17.723711	7.220070	-59.26%	0	2008
	13.764165	17.723711	28.77%	0	2007
	12.767863	13.764165	7.80%	0	2006
	11.880923	12.767863	7.47%	0	2005

Alger American Fund - Alger American Mid Cap Growth Portfolio: Class S Shares - Q/NQ	13.204031	8.821136	-33.19%	0	2008
	11.757688	13.204031	12.30%	0	2007
	11.473076	11.757688	2.48%	0	2006
	10.813157	11.473076	6.10%	0	2005

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	18.009437	10.477260	-41.82%	0	2008
	17.509150	18.009437	2.86%	0	2007
	15.256160	17.509150	14.77%	0	2006
	14.867466	15.256160	2.61%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	20.080310	12.656476	-36.97%	0	2008
	20.163377	20.080310	-0.41%	0	2007
	17.996918	20.163377	12.04%	0	2006
	17.203603	17.996918	4.61%	0	2005

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.469347	11.072684	-3.46%	0	2008
	10.678841	11.469347	7.40%	0	2007
	10.715015	10.678841	-0.34%	0	2006
	10.753920	10.715015	-0.36%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	16.991635	10.879530	-35.97%	0	2008
	17.397983	16.991635	-2.34%	0	2007
	15.181408	17.397983	14.60%	0	2006
	14.805759	15.181408	2.54%	0	2005

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	22.858730	12.355486	-45.95%	0	2008
	19.762648	22.858730	15.67%	0	2007
	16.148640	19.762648	22.38%	0	2006
	14.553074	16.148640	10.96%	0	2005

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	17.612329	9.510797	-46.00%	0	2008
	15.229159	17.612329	15.65%	0	2007
	12.432094	15.229159	22.50%	0	2006
	11.216941	12.432094	10.83%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.603032	9.333144	-25.95%	0	2008
	13.167878	12.603032	-4.29%	0	2007*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	15.826243	9.059174	-42.76%	0	2008
	13.351608	15.826243	18.53%	0	2007
	14.086883	13.351608	-5.22%	0	2006
	14.080863	14.086883	0.04%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	16.827987	12.083088	-28.20%	0	2008
	18.117641	16.827987	-7.12%	0	2007
	15.589146	18.117641	16.22%	0	2006
	15.154532	15.589146	2.87%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	16.535725	8.319072	-49.69%	0	2008
	12.081634	16.535725	36.87%	0	2007*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	19.953186	13.522499	-32.23%	0	2008
	20.475926	19.953186	-2.55%	0	2007
	18.242482	20.475926	12.24%	0	2006
	17.340425	18.242482	5.20%	0	2005

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	17.102642	10.515790	-38.51%	0	2008
	16.606789	17.102642	2.99%	0	2007
	14.693228	16.606789	13.02%	0	2006
	14.341131	14.693228	2.46%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	15.835261	10.916979	-31.06%	0	2008
	15.108418	15.835261	4.81%	0	2007
	13.252291	15.108418	14.01%	0	2006
	12.973992	13.252291	2.15%	0	2005

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.687049	8.355079	-38.96%	0	2008
	15.727766	13.687049	-12.98%	0	2007
	15.486336	15.727766	1.56%	0	2006
	14.954456	15.486336	3.56%	0	2005

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.794635	9.584277	-35.22%	0	2008
	16.733131	14.794635	-11.58%	0	2007
	14.642519	16.733131	14.28%	0	2006
	14.244936	14.642519	2.79%	0	2005

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	16.532909	11.406802	-31.01%	0	2008
	15.372699	16.532909	7.55%	0	2007
	13.533690	15.372699	13.59%	0	2006
	13.565101	13.533690	-0.23%	0	2005

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.918308	9.645823	-2.75%	0	2008
	10.263902	9.918308	-3.37%	0	2007*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.778693	9.775256	-9.31%	0	2008
	10.451360	10.778693	3.13%	0	2007
	10.251388	10.451360	1.95%	0	2006
	10.347262	10.251388	-0.93%	0	2005

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	21.658621	12.176006	-43.78%	0	2008
	18.823323	21.658621	15.06%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	21.809443	9.754586	-55.27%	0	2008
	15.266216	21.809443	42.86%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	18.041852	10.121211	-43.90%	0	2008
	18.162116	18.041852	-0.66%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	18.770011	9.701850	-48.31%	0	2008
	15.107734	18.770011	24.24%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.941424	10.361987	-5.30%	0	2008
	10.716787	10.941424	2.10%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	25.233984	14.949542	-40.76%	0	2008
	22.304255	25.233984	13.14%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	16.994351	9.344712	-45.01%	0	2008
	14.800306	16.994351	14.82%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.271182	7.777777	-30.99%	0	2008
	11.074620	11.271182	1.77%	0	2007*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	15.911706	11.378953	-28.49%	0	2008
	16.669638	15.911706	-4.55%	0	2007
	14.507449	16.669638	14.90%	0	2006
	14.297719	14.507449	1.47%	0	2005

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	20.429698	13.423922	-34.29%	0	2008
	21.335411	20.429698	-4.25%	0	2007
	18.590572	21.335411	14.76%	0	2006
	17.422161	18.590572	6.71%	0	2005

Franklin Templeton Variable Insurance Products Trust -Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.571360	-34.29%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	20.068122	9.316981	-53.57%	0	2008
	15.896831	20.068122	26.24%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	23.256678	13.602152	-41.51%	0	2008
	20.535305	23.256678	13.25%	0	2007
	17.235606	20.535305	19.14%	0	2006
	15.946817	17.235606	8.08%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	16.735247	9.785628	-41.53%	0	2008
	14.778401	16.735247	13.24%	0	2007
	12.402111	14.778401	19.16%	0	2006
	11.478526	12.402111	8.05%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 2 - Q/NQ	11.763237	12.255983	4.19%	0	2008
	10.800672	11.763237	8.91%	0	2007*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	15.107969	12.440541	-17.66%	0	2008
	13.965464	15.107969	8.18%	0	2007
	12.892454	13.965464	8.32%	0	2006
	12.206327	12.892454	5.62%	0	2005

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	22.773483	12.441048	-45.37%	0	2008
	16.991824	22.773483	34.03%	0	2007
	15.873002	16.991824	7.05%	0	2006
	14.374535	15.873002	10.42%	0	2005

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	17.229024	10.775850	-37.46%	0	2008
	16.549637	17.229024	4.11%	0	2007
	15.229220	16.549637	8.67%	0	2006
	13.996013	15.229220	8.81%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	26.581935	12.461442	-53.12%	0	2008
	21.159270	26.581935	25.63%	0	2007
	14.702316	21.159270	43.92%	0	2006
	11.351574	14.702316	29.52%	0	2005

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	39.063570	18.305483	-53.14%	0	2008
	31.107912	39.063570	25.57%	0	2007
	21.624889	31.107912	43.85%	0	2006
	16.706250	21.624889	29.44%	0	2005

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	15.764287	9.745545	-38.18%	0	2008
	14.475374	15.764287	8.90%	0	2007
	13.750579	14.475374	5.27%	0	2006
	13.447732	13.750579	2.25%	0	2005

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	19.181453	12.655437	-34.02%	0	2008
	18.174822	19.181453	5.54%	0	2007*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	14.226086	7.474788	-47.46%	0	2008
	14.051646	14.226086	1.24%	0	2007*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	21.352205	11.831436	-44.59%	0	2008
	17.813577	21.352205	19.86%	0	2007
	15.862330	17.813577	12.30%	0	2006
	14.254955	15.862330	11.28%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.667784	6.716839	-46.98%	0	2008
	12.531877	12.667784	1.08%	0	2007*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.364868	8.802463	-15.07%	0	2008
	10.085460	10.364868	2.77%	0	2007
	9.865705	10.085460	2.23%	0	2006
	9.913174	9.865705	-0.48%	0	2005

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	15.238548	5.807480	-47.37%	0	2008
	15.455776	15.238548	-1.41%	0	2007
	14.968216	15.455776	3.26%	0	2006
	14.827644	14.968216	0.95%	0	2005

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	16.759067	9.955586	-40.60%	0	2008
	15.876667	16.759067	5.56%	0	2007
	14.232977	15.876667	11.55%	0	2006
	13.576843	14.232977	4.83%	0	2005

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.852373	7.476026	-31.11%	0	2008
	10.423562	10.852373	4.11%	0	2007
	10.000000	10.423562	4.24%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.511339	9.293622	-11.58%	0	2008
	10.405716	10.511339	1.02%	0	2007
	10.000000	10.405716	4.06%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	12.009005	7.228832	-39.80%	0	2008
	10.705080	12.009005	12.18%	0	2007
	10.000000	10.705080	7.05%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.232271	6.146783	-45.28%	0	2008
	10.233395	11.232271	9.76%	0	2007
	10.000000	10.233395	2.33%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.766249	5.933653	-39.24%	0	2008
	10.000000	9.766249	-2.34%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.157191	10.000827	-29.36%	0	2008
	13.994206	14.157191	1.16%	0	2007
	12.896942	13.994206	8.51%	0	2006
	12.840387	12.896942	0.44%	0	2005

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.427849	8.060617	-29.47%	0	2008
	11.292619	11.427849	1.20%	0	2007
	10.407617	11.292619	8.50%	0	2006
	10.000000	10.407617	4.08%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	29.087277	12.022868	-58.67%	0	2008
	20.387298	29.087277	42.67%	0	2007*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	26.042090	17.073550	-34.44%	0	2008
	22.113123	26.042090	17.77%	0	2007
	16.413193	22.113123	34.73%	0	2006
	15.755305	16.413193	4.18%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.437726	-45.62%	0	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.088492	-49.12%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.097700	-39.02%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.797071	-2.03%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.802870	-1.97%	0	2008*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	20.828485	10.963346	-47.36%	0	2008
	21.538040	20.828485	-3.29%	0	2007
	18.282129	21.538040	17.81%	0	2006
	16.820811	18.282129	8.69%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.968931	11.591228	5.67%	0	2008
	10.435493	10.968931	5.11%	0	2007
	10.293118	10.435493	1.38%	0	2006
	10.160331	10.293118	1.31%	0	2005

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	17.204955	12.590829	-26.82%	0	2008
	15.532473	17.204955	10.77%	0	2007
	15.456337	15.532473	0.49%	0	2006
	14.562515	15.456337	6.14%	0	2005

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	11.609116	8.490671	-26.86%	0	2008
	10.475746	11.609116	10.82%	0	2007
	10.426077	10.475746	0.48%	0	2006
	9.818878	10.426077	6.18%	0	2005

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.614361	6.483852	-44.17%	0	2008
	10.824272	11.614361	7.30%	0	2007
	10.000000	10.824272	8.24%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	19.321952	11.970822	-38.05%	0	2008
	18.590551	19.321952	3.93%	0	2007
	16.214476	18.590551	14.65%	0	2006
	15.313030	16.214476	5.89%	0	2005

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.995994	11.059266	-7.81%	0	2008
	11.605099	11.995994	3.37%	0	2007
	11.142419	11.605099	4.15%	0	2006
	10.994065	11.142419	1.35%	0	2005

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	15.323115	11.544996	-24.66%	0	2008
	14.784773	15.323115	3.64%	0	2007
	13.533804	14.784773	9.24%	0	2006
	13.095335	13.533804	3.35%	0	2005

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	17.597773	11.843910	-32.70%	0	2008
	16.900988	17.597773	4.12%	0	2007
	15.040415	16.900988	12.37%	0	2006
	14.318239	15.040415	5.04%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.595082	11.330274	-16.66%	0	2008
	13.092663	13.595082	3.84%	0	2007
	12.308781	13.092663	6.37%	0	2006
	12.007837	12.308781	2.51%	0	2005

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	20.276352	12.637660	-37.67%	0	2008
	19.218377	20.276352	5.51%	0	2007
	17.826650	19.218377	7.81%	0	2006
	16.209651	17.826650	9.98%	0	2005

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.374196	10.386092	0.11%	0	2008
	10.092529	10.374196	2.79%	0	2007*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.035787	9.765464	-18.86%	0	2008
	11.727753	12.035787	2.63%	0	2007
	11.402579	11.727753	2.85%	0	2006
	11.374821	11.402579	0.24%	0	2005

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.046307	-39.54%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	21.435702	11.254121	-47.50%	0	2008
	21.276929	21.435702	0.75%	0	2007
	17.718460	21.276929	20.08%	0	2006
	16.156405	17.718460	9.67%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	15.181140	7.974416	-47.47%	0	2008
	15.070189	15.181140	0.74%	0	2007
	12.549364	15.070189	20.09%	0	2006
	11.441520	12.549364	9.68%	0	2005

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.279499	-37.21%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.267659	-37.32%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.190195	-38.10%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.671710	-33.28%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	17.457427	9.155626	-47.55%	0	2008
	16.253267	17.457427	7.41%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	20.172428	13.396714	-33.59%	0	2008
	22.167952	20.172428	-9.00%	0	2007
	19.296940	22.167952	14.88%	0	2006
	19.137305	19.296940	0.83%	0	2005

NVIT NVIT Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	20.506677	12.400766	-39.53%	0	2008
	20.517363	20.506677	-0.05%	0	2007
	18.714350	20.517363	9.63%	0	2006
	17.030906	18.714350	9.88%	0	2005

NVIT NVIT Nationwide Fund: Class II - Q/NQ	17.395702	9.963734	-42.72%	0	2008
	16.437022	17.395702	5.83%	0	2007*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.816966	-1.83%	0	2008*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	19.353307	9.722448	-49.76%	0	2008
	16.441771	19.353307	17.71%	0	2007
	15.142573	16.441771	8.58%	0	2006
	15.555628	15.142573	-2.66%	0	2005

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	13.520633	6.789663	-49.78%	0	2008
	11.495534	13.520633	17.62%	0	2007
	10.537586	11.495534	9.09%	0	2006
	10.825020	10.537586	-2.66%	0	2005

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	20.976958	12.044045	-42.58%	0	2008
	17.512263	20.976958	19.78%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	17.232540	10.612760	-38.41%	0	2008
	18.038387	17.232540	-4.47%	0	2007
	15.911026	18.038387	13.37%	0	2006
	15.601811	15.911026	1.98%	0	2005

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.561369	-44.39%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	17.271417	9.206252	-46.70%	0	2008
	15.464505	17.271417	11.68%	0	2007
	14.638727	15.464505	5.64%	0	2006
	14.229519	14.638727	2.88%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	15.411159	9.018232	-41.48%	0	2008
	14.813778	15.411159	4.03%	0	2007
	12.861990	14.813778	15.17%	0	2006
	11.495518	12.861990	11.89%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	23.584582	13.804815	-41.47%	0	2008
	22.665556	23.584582	4.05%	0	2007
	19.685210	22.665556	15.14%	0	2006
	17.591871	19.685210	11.90%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	9.525930	1.996830	-79.04%	0	2008
	10.000000	9.525930	-4.74%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.467884	2.830710	-78.98%	0	2008
	13.794853	13.467884	-2.37%	0	2007
	12.873541	13.794853	7.16%	0	2006
	12.864250	12.873541	0.07%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	16.693442	10.050430	-39.79%	0	2008
	16.340170	16.693442	2.16%	0	2007
	14.513743	16.340170	12.58%	0	2006
	13.990832	14.513743	3.74%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	20.619456	12.539886	-39.18%	0	2008
	21.317808	20.619456	-3.28%	0	2007
	18.951604	21.317808	12.49%	0	2006
	17.607016	18.951604	7.64%	0	2005

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	14.467322	8.700061	-39.86%	0	2008
	15.697055	14.467322	-7.83%	0	2007
	13.803856	15.697055	13.72%	0	2006
	13.371334	13.803856	3.23%	0	2005

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	21.116266	11.610063	-45.02%	0	2008
	19.865381	21.116266	6.30%	0	2007
	15.854247	19.865381	25.30%	0	2006
	14.403520	15.854247	10.07%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ					2008
	12.933390	13.386660	3.50%	0	2007
	12.503574	12.933390	3.44%	0	2006
	12.058562	12.503574	3.69%	0	2005

Schwab Annuity Portfolios - Schwab TM Money Market Portfolio - Q/NQ					2008
	10.195869	10.475141	2.74%	0	2007
	9.935597	10.195869	2.62%	0	2006
	9.856708	9.935597	0.80%	2,710	2005

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	13.221922	7.438285	-43.74%	0	2008
	11.982837	13.221922	10.34%	0	2007*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	13.221922	7.724298	-37.48%	0	2008
	12.224927	13.221922	1.06%	0	2007*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.533570	10.468342	-0.62%	0	2008
	10.205210	10.533570	3.22%	0	2007*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	11.009612	9.671154	-12.16%	0	2008
	10.667339	11.009612	3.21%	0	2007
	10.499491	10.667339	1.60%	0	2006
	10.297210	10.499491	1.96%	0	2005

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.891896	14.088532	-16.60%	0	2008
	16.185813	16.891896	4.36%	0	2007
	14.889797	16.185813	8.70%	0	2006
	13.534807	14.889797	10.01%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	22.547541	13.700752	-39.24%	0	2008
	27.786328	22.547541	-18.85%	0	2007
	20.573065	27.786328	35.06%	0	2006
	17.961520	20.573065	14.54%	0	2005

Maximum Optional Benefits Elected
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.094044	8.040171	-52.97%	0	2008
	17.245517	17.094044	-0.88%	0	2007
	15.611970	17.245517	10.46%	0	2006
	15.140320	15.611970	3.12%	0	2005
	13.967012	15.140320	8.40%	0	2004
	10.000000	13.967012	39.67%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	16.607953	9.318547	-43.89%	0	2008
	15.200171	16.607953	9.26%	0	2007
	14.653471	15.200171	3.73%	0	2006
	13.798435	14.653471	6.20%	0	2005
	13.268546	13.798435	3.99%	0	2004
	10.000000	13.268546	32.69%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	20.534379	10.617398	-48.29%	0	2008
	18.995186	20.534379	8.10%	0	2007
	16.705583	18.995186	13.71%	0	2006
	15.631772	16.705583	6.87%	0	2005
	13.866108	15.631772	12.73%	0	2004
	10.000000	13.866108	38.66%	0	2003*

Alger American Fund - Alger American Balanced Portfolio: Class S Shares - Q/NQ	12.898869	8.590868	-33.40%	0	2008
	11.521380	12.898869	11.96%	0	2007
	11.276883	11.521380	2.17%	0	2006
	10.660761	11.276883	5.78%	0	2005
	10.454133	10.660761	1.98%	0	2004
	10.000000	10.454133	4.54%	0	2003*

Alger American Fund - Alger American Mid Cap Growth Portfolio: Class S Shares - Q/NQ	18.053583	7.331854	-59.39%	0	2008
	14.063550	18.053583	28.37%	0	2007
	13.085497	14.063550	7.47%	0	2006
	12.213718	13.085497	7.14%	0	2005
	11.074658	12.213718	10.29%	0	2004
	10.000000	11.074658	10.75%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.742577	10.290345	-42.00%	0	2008
	17.302913	17.742577	2.54%	0	2007
	15.122568	17.302913	14.42%	0	2006
	14.782348	15.122568	2.30%	0	2005
	13.589780	14.782348	8.78%	0	2004
	10.000000	13.589780	35.90%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	19.782804	12.430721	-37.16%	0	2008
	19.925923	19.782804	-0.72%	0	2007
	17.839372	19.925923	11.70%	0	2006
	17.105145	17.839372	4.29%	0	2005
	14.688140	17.105145	16.46%	0	2004
	10.000000	14.688140	46.88%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.295044	10.871059	-3.75%	0	2008
	10.548990	11.295044	7.07%	0	2007
	10.617105	10.548990	-0.64%	0	2006
	10.688249	10.617105	-0.67%	0	2005
	10.328516	10.688249	3.48%	0	2004
	10.000000	13.328516	3.29%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	16.739842	10.685450	-36.17%	0	2008
	17.193049	16.739842	-2.64%	0	2007
	15.048456	17.193049	14.25%	0	2006
	14.720985	15.048456	2.22%	0	2005
	13.370750	14.720985	10.10%	0	2004
	10.000000	13.370750	33.71%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	22.520041	12.135106	-46.11%	0	2008
	19.529872	22.520041	15.31%	0	2007
	16.007234	19.529872	22.01%	0	2006
	14.469742	16.007234	10.63%	0	2005
	12.890586	14.469742	12.25%	0	2004
	10.000000	12.890586	28.91%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	17.415967	9.375920	-46.16%	0	2008
	15.105801	17.415967	15.29%	0	2007
	12.369105	15.105801	22.13%	0	2006
	11.194239	12.369105	10.50%	0	2005
	10.000000	11.194239	11.94%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.500560	9.228892	-26.17%	0	2008
	13.101121	12.500560	-4.58%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	15.591685	8.897535	-42.93%	0	2008
	13.194277	15.591685	18.17%	0	2007
	13.963502	13.194277	-5.51%	0	2006
	14.000226	13.963502	-0.26%	0	2005
	12.944322	14.000226	8.16%	0	2004
	10.000000	12.944322	29.44%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	16.578621	11.867561	-28.42%	0	2008
	17.904242	16.578621	-7.40%	0	2007
	15.452630	17.904242	15.87%	0	2006
	15.067753	15.452630	2.55%	0	2005
	13.493949	15.067753	11.66%	0	2004
	10.000000	13.493949	34.94%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	16.401340	8.226142	-49.84%	0	2008
	12.020367	16.401340	36.45%	0	2007*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	19.657546	13.281286	-32.44%	0	2008
	20.234801	19.657546	-2.85%	0	2007
	18.082798	20.234801	11.90%	0	2006
	17.241182	18.082798	4.88%	0	2005
	14.463524	17.241182	19.20%	0	2004
	10.000000	14.463524	44.64%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.849197	10.328190	-38.70%	0	2008
	16.411152	16.849197	2.67%	0	2007
	14.564544	16.411152	12.68%	0	2006
	14.259003	14.564544	2.14%	0	2005
	13.211949	14.259003	7.93%	0	2004
	10.000000	13.211949	32.12%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	15.600591	10.722248	-31.27%	0	2008
	14.930425	15.600591	4.49%	0	2007
	13.136216	14.930425	13.66%	0	2006
	12.899690	13.136216	1.83%	0	2005
	12.586152	12.899690	2.49%	0	2004
	10.000000	12.586152	25.86%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.484183	8.205994	-39.14%	0	2008
	15.542493	13.484183	-13.24%	0	2007
	15.350735	15.542493	1.25%	0	2006
	14.868836	15.350735	3.24%	0	2005
	13.691033	14.868836	8.60%	0	2004
	10.000000	13.691033	36.91%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.575392	9.413304	-35.42%	0	2008
	16.536033	14.575392	-11.86%	0	2007
	14.514297	16.536033	13.93%	0	2006
	14.163375	14.514297	2.48%	0	2005
	13.225371	14.163375	7.09%	0	2004
	10.000000	13.225371	32.25%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	16.287932	11.203339	-31.22%	0	2008
	15.191610	16.287932	7.22%	0	2007
	13.415167	15.191610	13.24%	0	2006
	13.487425	13.415167	-0.54%	0	2005
	12.875363	13.487425	4.75%	0	2004
	10.000000	12.875363	28.75%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.867732	9.567269	-3.04%	0	2008
	10.243079	9.867732	-3.66%	0	2007*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.618872	9.600863	-9.59%	0	2008
	10.328144	10.618872	2.81%	0	2007
	10.161522	10.328144	1.64%	0	2006
	10.287941	10.161522	-1.23%	0	2005
	10.181373	10.287941	1.05%	0	2004
	10.000000	10.181373	11.81%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	21.337714	11.958801	-43.95%	0	2008
	18.601610	21.337714	14.71%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	21.632225	9.645606	-55.41%	0	2008
	15.188855	21.632225	42.42%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	17.774541	9.940652	-44.07%	0	2008
	17.948222	17.774541	-0.97%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	18.491861	9.528748	-48.47%	0	2008
	14.929730	18.491861	23.86%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.779227	10.177160	-5.59%	0	2008
	10.590479	10.779227	1.78%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	24.860134	14.682911	-40.94%	0	2008
	22.041575	24.860134	12.79%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	16.804895	9.212193	-45.18%	0	2008
	14.680445	16.804895	14.47%	0	2007*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.213757	7.714445	-31.21%	0	2008
	11.052167	11.213757	1.46%	0	2007*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	15.675886	11.175941	-28.71%	0	2008
	16.473253	15.675886	-4.84%	0	2007
	14.380383	16.473253	14.55%	0	2006
	14.215839	14.380383	1.16%	0	2005
	13.095257	14.215839	8.56%	0	2004
	10.000000	13.095257	30.95%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	20.127009	13.184473	-34.49%	0	2008
	21.084166	20.127009	-4.54%	0	2007
	18.427835	21.084166	14.41%	0	2006
	17.322439	18.427835	6.38%	0	2005
	14.313081	17.322439	21.03%	0	2004
	10.000000	14.313081	43.13%	0	2003*

Franklin Templeton Variable Insurance Products Trust -Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.557922	-34.42%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	19.905068	9.212922	-53.72%	0	2008
	15.816268	19.905068	25.85%	0	2007*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	22.912118	13.359553	-41.69%	0	2008
	20.293444	22.912118	12.90%	0	2007
	17.084693	20.293444	18.78%	0	2006
	15.855521	17.084693	7.75%	0	2005
	13.677756	15.855521	15.92%	0	2004
	10.000000	13.677756	36.78%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	16.548671	9.646873	-41.71%	0	2008
	14.658705	16.548671	12.89%	0	2007
	12.339275	14.658705	18.80%	0	2006
	11.455300	12.339275	7.72%	0	2005
	10.000000	11.455300	14.55%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 2 - Q/NQ	11.667598	12.119161	3.87%	0	2008
	10.745897	11.667598	0.085772365	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	14.884072	12.218661	-17.91%	0	2008
	13.800918	14.884072	7.85%	0	2007
	12.779504	13.800918	7.99%	0	2006
	12.136389	12.779504	5.30%	0	2005
	11.459039	12.136389	5.91%	0	2004
	10.000000	11.459039	14.59%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	22.436096	12.219126	-45.54%	0	2008
	16.791689	22.436096	33.61%	0	2007
	15.734038	16.791689	6.72%	0	2006
	14.292242	15.734038	10.09%	0	2005
	12.387775	14.292242	15.37%	0	2004
	10.000000	12.387775	23.88%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.984590	10.590402	-37.65%	0	2008
	16.365160	16.984590	3.79%	0	2007
	15.105508	16.365160	8.34%	0	2006
	13.924752	15.105508	8.48%	0	2005
	12.121002	13.924752	14.88%	0	2004
	10.000000	12.121002	21.21%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	26.285757	12.284764	-53.26%	0	2008
	20.988007	26.285757	25.24%	0	2007
	14.627892	20.988007	43.48%	0	2006
	11.328611	14.627892	29.12%	0	2005
	10.000000	11.328611	13.29%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	38.484986	17.978972	-53.28%	0	2008
	30.741631	38.484986	25.19%	0	2007
	21.435594	30.741631	43.41%	0	2006
	16.610606	21.435594	29.05%	0	2005
	14.310066	16.610606	16.08%	0	2004
	10.000000	14.310066	43.10%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	15.530665	9.571679	-38.37%	0	2008
	14.304834	15.530665	8.57%	0	2007
	13.630148	14.304834	4.95%	0	2006
	13.370721	13.630148	1.94%	0	2005
	12.544352	13.370721	6.59%	0	2004
	10.000000	12.544352	25.44%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	18.897248	12.429695	-34.22%	0	2008
	17.960754	18.897248	5.21%	0	2007*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	14.110450	7.391291	-47.62%	0	2008
	13.980419	14.110450	0.93%	0	2007*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	21.027886	11.615979	-44.76%	0	2008
	17.597090	21.027886	19.50%	0	2007
	15.717498	17.597090	11.96%	0	2006
	14.167975	15.717498	10.94%	0	2005
	12.484801	14.167975	13.48%	0	2004
	10.000000	12.484801	24.85%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.564777	6.641767	-47.14%	0	2008
	12.468336	12.564777	0.77%	0	2007*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.211189	8.645410	-15.33%	0	2008
	9.966578	10.211189	2.45%	0	2007
	9.779236	9.966578	1.92%	0	2006
	9.856350	9.779236	-0.78%	0	2005
	10.000161	9.856350	-1.44%	0	2004
	10.000000	10.000161	0.00%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	15.012718	8.886377	-40.81%	0	2008
	15.273712	15.012718	-1.71%	0	2007
	14.837159	15.273712	2.94%	0	2006
	14.742745	14.837159	0.64%	0	2005
	13.473997	14.742745	9.42%	0	2004
	10.000000	13.473997	34.74%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	16.521247	9.784205	-40.78%	0	2008
	15.699644	16.521247	5.23%	0	2007*
	14.117328	15.699644	11.21%	0	2006
	13.507699	14.117328	4.51%	0	2005
	12.192378	13.507699	10.79%	0	2004
	10.000000	12.192378	21.92%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.797061	7.415149	-31.32%	0	2008
	10.402421	10.797061	3.79%	0	2007
	10.000000	10.402421	4.02%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.457773	9.217980	-11.86%	0	2008
	10.384612	10.457773	0.70%	0	2007
	10.000000	10.384612	3.85%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	11.947796	7.169940	-39.99%	0	2008
	10.683364	11.947796	11.84%	0	2007
	10.000000	10.683364	6.83%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.175007	6.096694	-45.44%	0	2008
	10.212629	11.175007	9.42%	0	2007
	10.000000	10.212629	2.13%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.746269	5.903354	-39.43%	0	2008
	10.000000	9.746269	-2.54%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.947395	9.822458	-29.57%	0	2008
	13.829343	13.947395	0.85%	0	2007
	12.783973	13.829343	8.18%	0	2006
	12.766844	12.783973	0.13%	0	2005
	11.856822	12.766844	7.68%	0	2004
	10.000000	11.856822	18.57%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.334958	7.970615	-29.68%	0	2008
	11.235365	11.334958	0.89%	0	2007
	10.386510	11.235365	8.17%	0	2006
	10.000000	10.386510	3.87%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	28.763191	11.852392	-58.79%	0	2008
	20.222258	28.763191	0.42%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	25.656278	16.769076	-34.64%	0	2008
	21.852686	25.656278	17.41%	0	2007
	16.269459	21.852686	34.32%	0	2006
	15.665101	16.269459	3.86%	0	2005
	12.363062	15.665101	26.71%	0	2004
	10.000000	12.363062	23.63%	0	2003*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.426594	-45.73%	0	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.078051	-49.22%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.085201	-39.15%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.777090	-2.23%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.782878	-2.17%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	20.519854	10.767708	-47.53%	0	2008
	21.284359	20.519854	-3.59%	0	2007
	18.122046	21.284359	17.45%	0	2006
	16.724509	18.122046	8.36%	0	2005
	14.160433	16.724509	18.11%	0	2004
	10.000000	14.160433	41.60%	0	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.806310	11.384473	5.35%	0	2008
	10.312477	10.806310	4.79%	0	2007
	10.202901	10.312477	1.07%	0	2006
	10.102083	10.202901	1.00%	0	2005
	10.003007	10.102083	0.99%	0	2004
	10.000000	10.003007	0.03%	0	2003*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	16.949983	12.366230	-27.04%	0	2008
	15.349465	16.949983	10.43%	0	2007
	15.320972	15.349465	0.19%	0	2006
	14.479133	15.320972	5.81%	0	2005
	13.763583	14.479133	5.20%	0	2004
	10.000000	13.763583	37.64%	0	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	11.479643	8.370249	-27.09%	0	2008
	10.390853	11.479643	10.48%	0	2007
	10.373238	10.390853	0.17%	0	2006
	9.798994	10.373238	5.86%	0	2005
	10.000000	9.798994	-2.01%	0	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.555148	6.431015	-44.35%	0	2008
	10.802306	11.555148	6.97%	0	2007
	10.000000	10.802306	8.02%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	19.035645	11.757277	-38.24%	0	2008
	18.371568	19.035645	3.61%	0	2007
	16.072489	18.371568	14.30%	0	2006
	15.225350	16.072489	5.56%	0	2005
	13.652762	15.225350	11.52%	0	2004
	10.000000	13.652762	36.53%	0	2003*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.818178	10.862009	-8.09%	0	2008
	11.468347	11.818178	3.05%	0	2007
	11.044797	11.468347	3.83%	0	2006
	10.931075	11.044797	1.04%	0	2005
	10.680075	10.931075	2.35%	0	2004
	10.000000	10.680075	6.80%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	15.096021	11.339064	-24.89%	0	2008
	14.610575	15.096021	3.32%	0	2007
	13.415265	14.610575	8.91%	0	2006
	13.020330	13.415265	3.03%	0	2005
	12.154146	13.020330	7.13%	0	2004
	10.000000	12.154146	21.54%	0	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	17.336966	11.632622	-32.90%	0	2008
	16.701878	17.336966	3.80%	0	2007
	14.908678	16.701878	12.03%	0	2006
	14.236242	14.908678	4.72%	0	2005
	12.986017	14.236242	9.63%	0	2004
	10.000000	12.986017	29.86%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.393572	11.128173	-16.91%	0	2008
	12.938375	13.393572	3.52%	0	2007
	12.200939	12.938375	6.04%	0	2006
	11.939034	12.200939	2.19%	0	2005
	11.392020	11.939034	4.80%	0	2004
	10.000000	11.392020	13.92%	0	2003*
	16.211757	17.237053	6.32%	0	2007
	15.117391	16.211757	7.24%	0	2006
	14.102601	15.117391	7.20%	0	2005
	12.515857	14.102601	12.68%	0	2004
	10.000000	12.515857	25.16%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	19.975938	12.412237	-37.86%	0	2008
	18.992036	19.975938	5.18%	0	2007
	17.670599	18.992036	7.48%	0	2006
	16.116870	17.670599	9.64%	0	2005
	14.239224	16.116870	13.19%	0	2004
	10.000000	14.239224	42.39%	0	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.219198	10.199628	-0.19%	0	2008
	9.972402	10.219198	2.47%	0	2007*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.857361	9.591260	-19.11%	0	2008
	11.589519	11.857361	2.31%	0	2007
	11.302647	11.589519	2.54%	0	2006
	11.309640	11.302647	-0.06%	0	2005
	10.854785	11.309640	4.19%	0	2004
	10.000000	10.854785	8.55%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.033930	-39.66%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	21.131545	11.060389	-47.66%	0	2008
	21.039744	21.131545	0.44%	0	2007
	17.574518	21.039744	19.72%	0	2006
	16.074152	17.574518	9.33%	0	2005
	13.969378	16.074152	17.36%	0	2004
	10.000000	13.969378	39.69%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	15.011899	7.861323	-47.63%	0	2008
	14.948158	15.011899	0.43%	0	2007
	12.485805	14.948158	19.72%	0	2006
	11.418380	12.485805	9.35%	0	2005
	10.000000	11.418380	14.18%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.266640	-37.33%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.254822	-37.45%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.177518	-38.22%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.658061	-33.42%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	17.198738	8.992275	-47.72%	0	2008
	16.061803	17.198738	7.08%	0	2007*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	19.873522	13.157737	-33.79%	0	2008
	21.906881	19.873522	-9.28%	0	2007
	19.128017	21.906881	14.53%	0	2006
	19.027779	19.128017	0.53%	0	2005
	16.629294	19.027779	14.42%	0	2004
	10.000000	16.629294	66.29%	0	2003*

NVIT NVIT Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	20.202825	12.179554	-39.71%	0	2008
	20.275718	20.202825	-0.36%	0	2007
	18.550515	20.275718	9.30%	0	2006
	16.933419	18.550515	9.55%	0	2005
	14.576196	16.933419	16.17%	0	2004
	10.000000	14.576196	45.76%	0	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	17.137937	9.785982	-42.90%	0	2008
	16.243400	17.137937	5.51%	0	2007*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.796941	-2.03%	0	2008*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	19.066553	9.548996	-49.92%	0	2008
	16.248108	19.066553	17.35%	0	2007
	15.009998	16.248108	8.25%	0	2006
	15.466606	15.009998	-2.95%	0	2005
	15.201470	15.466606	1.74%	0	2004
	10.000000	15.201470	52.01%	0	2003*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	13.369883	6.693353	-49.94%	0	2008
	11.402406	13.369883	17.25%	0	2007
	10.484198	11.402406	8.76%	0	2006
	10.803128	10.484198	-2.95%	0	2005
	10.000000	10.803128	8.03%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	20.666138	11.829179	-42.76%	0	2008
	17.305972	20.666138	19.42%	0	2007*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	16.977195	10.423428	-38.60%	0	2008
	17.825916	16.977195	-4.76%	0	2007
	15.771695	17.825916	13.02%	0	2006
	15.512473	15.771695	1.67%	0	2005
	13.546787	15.512473	14.51%	0	2004
	10.000000	13.546787	35.47%	0	2003*

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.549924	-44.50%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	17.015446	9.041970	-46.86%	0	2008
	15.282295	17.015446	11.34%	0	2007
	14.510512	15.282295	5.32%	0	2006
	14.148029	14.510512	2.56%	0	2005
	13.568575	14.148029	4.27%	0	2004
	10.000000	13.568575	35.69%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	15.239339	8.890350	-41.66%	0	2008
	14.693804	15.239339	3.71%	0	2007
	12.796845	14.693804	14.82%	0	2006
	11.472268	12.796845	11.55%	0	2005
	10.000000	11.472268	14.72%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	23.235151	13.558584	-41.65%	0	2008
	22.398614	23.235151	3.73%	0	2007
	19.512863	22.398614	14.79%	0	2006
	17.491164	19.512863	11.56%	0	2005
	15.044342	17.491164	16.26%	0	2004
	10.000000	15.044342	50.44%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	9.506442	1.986618	-79.10%	0	2008
	10.000000	9.506442	-4.94%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.268302	2.780189	-79.05%	0	2008
	13.632342	13.268302	-2.67%	0	2007
	12.760792	13.632342	6.83%	0	2006
	12.790585	12.760792	-0.23%	0	2005
	12.027994	12.790585	6.34%	0	2004
	10.000000	12.027994	20.28%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	16.446107	9.871159	-39.98%	0	2008
	16.147721	16.446107	1.85%	0	2007
	14.386668	16.147721	12.24%	0	2006
	13.910733	14.386668	3.42%	0	2005
	13.031782	13.910733	6.74%	0	2004
	10.000000	13.031782	30.32%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	20.313975	12.316200	-39.37%	0	2008
	21.066785	20.313975	-3.57%	0	2007
	18.785740	21.066785	12.14%	0	2006
	17.506257	18.785740	7.31%	0	2005
	15.019254	17.506257	16.56%	0	2004
	10.000000	15.019254	50.19%	0	2003*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	14.261993	8.550290	-40.05%	0	2008
	15.522027	14.261993	-8.12%	0	2007
	13.691687	15.522027	13.37%	0	2006
	13.303242	13.691687	2.92%	0	2005
	12.242120	13.303242	8.67%	0	2004
	10.000000	12.242120	22.42%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	20.816623	11.410208	-45.19%	0	2008
	19.643879	20.816623	5.97%	0	2007
	15.725403	19.643879	24.92%	0	2006
	14.330153	15.725403	9.74%	0	2005
	12.610138	14.330153	13.64%	0	2004
	10.000000	12.610138	26.10%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.196661	8.126514	-38.42%	0	2008
	12.789150	13.196661	3.19%	0	2007
	12.401960	12.789150	3.12%	0	2006
	11.997140	12.401960	3.37%	0	2005
	11.679205	11.997140	2.72%	0	2004
	10.000000	11.679205	16.79%	0	2003*

Schwab Annuity Portfolios - Schwab TM Money Market Portfolio - Q/NQ	10.343056	10.329689	-0.13%	0	2008
	10.098357	10.343056	2.42%	0	2007
	9.870677	10.098357	2.31%	0	2006
	9.822260	9.870677	0.49%	0	2005
	9.953296	9.822260	-1.32%	0	2004
	10.000000	9.953296	-0.47%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	13.114440	7.355188	-43.92%	0	2008
	11.922076	13.114440	10.00%	0	2007*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.254285	7.638007	-37.67%	0	2008
	12.162964	12.254285	0.75%	0	2007*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.447915	10.351462	-0.92%	0	2008
	10.153446	10.447915	2.90%	0	2007*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.853331	9.504716	-12.43%	0	2008
	10.548345	10.853331	2.89%	0	2007
	10.414131	10.548345	1.29%	0	2006
	10.244725	10.414131	1.65%	0	2005
	10.065212	10.244725	1.78%	0	2004
	10.000000	10.065212	0.65%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Value	Number of Units Outstanding	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.635261	13.832041	-16.85%	0	2008
	15.989055	16.635261	4.04%	0	2007
	14.753788	15.989055	8.37%	0	2006
	13.452188	14.753788	9.68%	0	2005
	12.495350	13.452188	7.66%	0	2004
	10.000000	12.495350	24.95%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	22.205122	13.451199	-39.42%	0	2008
	27.448822	22.205122	-19.10%	0	2007
	20.385267	27.448822	34.65%	0	2006
	17.851966	20.385267	14.19%	0	2005
	13.414471	17.851966	33.08%	0	2004
	10.000000	13.414471	34.14%	0	2003*

Unassociated Document
Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-II:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-II (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2008, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2008, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 13, 2009

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2008

Assets:
Investments at fair value:
AIM VIF - Basic Value Fund - Series II (AVBV2)
5,212,420 shares (cost $48,917,184 )	$21,214,549
AIM VIF - Capital Appreciation Fund - Series II (AVCA2)
460,978 shares (cost $11,849,744 )	7,656,845
AIM VIF - Capital Development Fund - Series II (AVCD2)
1,655,514 shares (cost $26,738,693 )	12,813,679
Alger American Balanced Portfolio - Class S (ALBS)
18,357 shares (cost $267,770 )	173,105
Alger American Mid Cap Growth Portfolio - Class S (ALMCS)
39,061 shares (cost $739,485 )	267,961
AllianceBernstein VPS - Growth and Income Portfolio - Class B (ALVGIB)
722,255 shares (cost $16,173,337 )	9,367,650
AllianceBernstein VPS - Small-Mid Cap Value Portfolio - Class B (ALVSVB)
1,200,147 shares (cost $16,978,054 )	11,845,451
American Century VP - Balanced Fund - Class I (ACVB)
8,228,193 shares (cost $53,193,572 )	43,444,861
American Century VP - Capital Appreciation Fund - Class I (ACVCA)
8,884,279 shares (cost $79,499,394 )	70,541,173
American Century VP - Income & Growth Fund - Class I (ACVIG)
3,417,793 shares (cost $23,390,422 )	16,473,763
American Century VP - Income & Growth Fund - Class II (ACVIG2)
1,356,731 shares (cost $9,667,772 )	6,525,875
American Century VP - Inflation Protection Fund - Class II (ACVIP2)
12,225,423 shares (cost $128,116,608 )	121,031,687
American Century VP - International Fund - Class I (ACVI)
4,463,481 shares (cost $30,358,697 )	26,513,075
American Century VP - International Fund - Class II (ACVI2)
273,937 shares (cost $1,943,081 )	1,624,446
American Century VP - International Fund - Class III (ACVI3)
2,589,452 shares (cost $19,841,881 )	15,381,346
American Century VP - International Fund - Class IV (ACVI4)
1,540,253 shares (cost $16,054,265 )	9,133,700
American Century VP - Mid Cap Value Fund - Class I (ACVMV1)
461,411 shares (cost $5,782,098 )	4,512,597
American Century VP - Mid Cap Value Fund - Class II (ACVMV2)
2,834,995 shares (cost $34,716,445 )	27,697,904
American Century VP - Ultra(R) Fund - Class I (ACVU1)
304,794 shares (cost $3,096,536 )	1,847,049
American Century VP - Ultra(R) Fund - Class II (ACVU2)
1,316,055 shares (cost $13,071,253 )	7,883,171
American Century VP - Value Fund - Class I (ACVV)
13,547,320 shares (cost $101,565,607 )	63,401,459
American Century VP - Value Fund - Class II (ACVV2)
15,452,419 shares (cost $111,497,195 )	72,317,320
American Century VP - Vista(SM) Fund - Class I (ACVVS1)
347,595 shares (cost $7,046,087 )	3,743,593
(Continued)

2

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

American Century VP - Vista(SM) Fund - Class II (ACVVS2)
1,169,302 shares (cost $22,931,090 )	$12,523,222
American Funds IS - Growth Fund - Class 1 (AFGF)
264,462 shares (cost $13,292,431 )	8,862,127
American Funds IS - High Income Bond Fund - Class 1 (AFHY)
161,533 shares (cost $1,450,455 )	1,301,959
American Funds IS - U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)
123,677 shares (cost $1,480,955 )	1,519,989
Charles Schwab Money Market Portfolio (CHSMM)
25,826,688 shares (cost $25,826,688 )	25,826,688
Credit Suisse Trust - Global Small Cap Portfolio (WVCP)
191,251 shares (cost $1,783,534 )	1,407,606
Credit Suisse Trust - International Focus Portfolio (WIEP)
2,020,595 shares (cost $17,854,062 )	18,528,853
Credit Suisse Trust - Small Cap Core I Portfolio (WSCP)
3,301,194 shares (cost $38,170,206 )	33,375,075
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)
3,362,022 shares (cost $52,849,158 )	34,830,547
Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)
10,419,143 shares (cost $267,513,761 )	239,431,910
Dreyfus Stock Index Fund, Inc. - Service Class (DSIFS)
3,204,837 shares (cost $100,501,778 )	73,711,241
Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)
873,415 shares (cost $30,255,024 )	25,224,232
Dreyfus VIF - Appreciation Portfolio - Service Class (DCAPS)
644,542 shares (cost $23,182,091 )	18,498,368
Dreyfus VIF - Developing Leaders Portfolio - Service Class (DVDLS)
65,644 shares (cost $2,398,511 )	1,232,134
Dreyfus VIF - Growth and Income Portfolio - Initial Class (DGI)
1,062,081 shares (cost $19,786,390 )	14,093,818
Federated IS - American Leaders Fund II - Service Class (FALFS)
111,294 shares (cost $1,751,100 )	900,368
Federated IS - Capital Appreciation Fund II - Service Class (FCA2S)
388,140 shares (cost $2,250,650 )	1,971,752
Federated IS - Market Opportunity Fund II - Service Class (FVMOS)
895,118 shares (cost $9,213,847 )	8,951,175
Federated IS - Quality Bond Fund II - Primary Class (FQB)
1,170,233 shares (cost $12,846,780 )	11,702,330
Federated IS - Quality Bond Fund II - Service Class (FQBS)
4,850,044 shares (cost $54,026,822 )	48,257,941
Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FEIP)
27,629,055 shares (cost $632,621,248 )	364,150,944
Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FEI2)
7,223,832 shares (cost $171,353,452 )	93,909,814
Fidelity(R) VIP - Growth Portfolio - Initial Class (FGP)
13,889,266 shares (cost $476,951,638 )	326,814,420
Fidelity(R) VIP - Growth Portfolio - Service Class 2 (FG2)
1,563,479 shares (cost $60,685,892 )	36,444,691
(Continued)

3

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity(R) VIP - High Income Portfolio - Initial Class (FHIP)
14,183,368 shares (cost $85,776,412 )	$56,166,136
Fidelity(R) VIP - High Income Portfolio - Initial Class R (FHIPR)
3,605,189 shares (cost $17,606,138 )	14,240,496
Fidelity(R) VIP - Overseas Portfolio - Initial Class (FOP)
5,654,215 shares (cost $90,173,862 )	68,811,794
Fidelity(R) VIP - Overseas Portfolio - Initial Class R (FOPR)
2,846,978 shares (cost $53,447,766 )	34,562,318
Fidelity(R) VIP - Overseas Portfolio - Service Class 2 (FO2)
333,860 shares (cost $5,791,957 )	4,029,689
Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R (FO2R)
2,967,427 shares (cost $62,882,671 )	35,549,778
Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class (FAMP)
15,602,059 shares (cost $225,120,055 )	160,857,228
Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class (FCP)
21,638,693 shares (cost $522,447,095 )	333,019,479
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FC2)
13,338,752 shares (cost $387,396,721 )	201,948,705
Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class (FIGBS)
1,590,264 shares (cost $19,646,439 )	18,685,601
Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
34,886,019 shares (cost $427,647,761 )	405,375,543
Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class (FGOP)
1,141,590 shares (cost $16,493,618 )	11,404,486
Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FMCS)
743,626 shares (cost $23,271,344 )	13,630,661
Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2 (FMC2)
7,326,245 shares (cost $227,928,256 )	132,751,563
Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)
981,012 shares (cost $11,385,291 )	4,826,577
Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2 (FVSS2)
1,786,762 shares (cost $20,672,695 )	8,862,338
Fidelity(R) VIP IV - Energy Portfolio - Service Class 2 (FNRS2)
4,806,564 shares (cost $110,920,829 )	54,794,826
Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class (FF10S)
548,687 shares (cost $6,194,150 )	4,515,690
Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
5,070,704 shares (cost $56,575,696 )	41,630,483
Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class (FF20S)
706,887 shares (cost $8,016,471 )	5,443,033
Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
7,805,810 shares (cost $89,898,406 )	60,026,682
Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class (FF30S)
478,221 shares (cost $5,506,020 )	3,404,934
Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
1,882,187 shares (cost $21,628,898 )	13,382,353
Franklin Templeton VIP - Developing Markets Securities Fund - Class 3 (FTVDM3)
3,409,211 shares (cost $45,646,711 )	20,523,451
(Continued)

4

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Franklin Templeton VIP - Foreign Securities Fund - Class 2 (TIF2)
461,920 shares (cost $6,388,492 )	$4,970,258
Franklin Templeton VIP - Foreign Securities Fund - Class 3 (TIF3)
23,118,167 shares (cost $409,999,759 )	247,364,385
Franklin Templeton VIP - Founding Funds Allocation Fund - Class 2 (FTVFA2)
536,542 shares (cost $4,030,450 )	3,010,002
Franklin Templeton VIP - Global Income Securities Fund - Class 3 (FTVGI3)
4,227,749 shares (cost $70,232,032 )	72,252,229
Franklin Templeton VIP - Income Securities Fund - Class 2 (FTVIS2)
7,395,440 shares (cost $127,507,730 )	83,864,290
Franklin Templeton VIP - Rising Dividends Securities Fund - Class 2 (FTVRD2)
5,045,793 shares (cost $88,530,111 )	69,228,283
Franklin Templeton VIP - Small Cap Value Securities Fund - Class 2 (FTVSV2)
4,929,201 shares (cost $82,622,314 )	52,003,074
Janus Aspen Series - Balanced Portfolio - Service Class (JABS)
447,559 shares (cost $12,197,658 )	10,629,533
Janus Aspen Series - Forty Portfolio - Service Class (JACAS)
2,763,239 shares (cost $94,567,522 )	62,780,788
Janus Aspen Series - Global Technology Portfolio - Service Class (JAGTS)
587,892 shares (cost $2,070,873 )	1,704,887
Janus Aspen Series - Global Technology Portfolio - Service II Class (JAGTS2)
923,070 shares (cost $3,859,284 )	2,732,289
Janus Aspen Series - INTECH Risk Managed Core Portfolio - Service Class (JARLCS)
455,168 shares (cost $5,723,239 )	3,604,932
Janus Aspen Series - International Growth Portfolio - Service Class (JAIGS)
246,146 shares (cost $7,251,137 )	6,402,246
Janus Aspen Series - International Growth Portfolio - Service II Class (JAIGS2)
4,333,707 shares (cost $230,118,727 )	113,326,431
JPMorgan Series Trust II - Mid Cap Value Portfolio (JPMCVP)
325,844 shares (cost $9,167,233 )	6,164,963
Lehman Brothers AMT - Short Duration Bond Portfolio - I Class (AMTB)
33,233,291 shares (cost $426,317,154 )	355,928,547
MFS(R) VIT - Investors Growth Stock Series - Service Class (MIGSC)
1,672,354 shares (cost $15,296,267 )	11,622,860
MFS(R) VIT - Value Series - Service Class (MVFSC)
7,412,844 shares (cost $102,344,805 )	71,682,205
MTB Large Cap Growth Fund II (VFLG2)
95,645 shares (cost $946,738 )	641,778
MTB Large Cap Value Fund II (VFLV2)
131,890 shares (cost $1,456,788 )	912,676
MTB Managed Allocation Fund - Aggressive Growth II (MBVAG2)
28,703 shares (cost $306,244 )	166,479
MTB Managed Allocation Fund - Conservative Growth II (MBVCG2)
24,991 shares (cost $242,967 )	198,928
MTB Managed Allocation Fund - Moderate Growth II (VFMG2)
735,069 shares (cost $7,514,758 )	5,101,378
Nationwide VIT - American Funds Asset Allocation Fund - Class II (GVAAA2)
46,856,053 shares (cost $837,368,040 )	609,597,253
(Continued)

5

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT - American Funds Bond Fund - Class II (GVABD2)
32,206,313 shares (cost $353,552,575 )	$306,926,167
Nationwide VIT - American Funds Global Growth Fund - Class II (GVAGG2)
3,405,350 shares (cost $80,403,322 )	50,875,936
Nationwide VIT - American Funds Growth Fund - Class II (GVAGR2)
2,676,344 shares (cost $173,433,897 )	98,890,894
Nationwide VIT - American Funds Growth-Income Fund - Class II (GVAGI2)
8,587,048 shares (cost $320,630,796 )	225,409,998
Nationwide VIT - Cardinal Aggressive Fund - Class II (NVCRA2)
664,620 shares (cost $5,614,695 )	4,366,556
Nationwide VIT - Cardinal Balanced Fund - Class II (NVCRB2)
17,444,007 shares (cost $157,491,399 )	141,470,897
Nationwide VIT - Cardinal Capital Appreciation Fund - Class II (NVCCA2)
14,825,639 shares (cost $133,296,140 )	110,154,495
Nationwide VIT - Cardinal Conservative Fund - Class II (NVCCN2)
5,176,836 shares (cost $48,930,929 )	47,264,508
Nationwide VIT - Cardinal Moderate Fund - Class II (NVCMD2)
13,490,666 shares (cost $121,777,183 )	104,822,473
Nationwide VIT - Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
13,511,434 shares (cost $118,509,511 )	95,660,953
Nationwide VIT - Cardinal Moderately Conservative Fund - Class II (NVCMC2)
4,666,414 shares (cost $42,816,814 )	39,524,529
Nationwide VIT - Core Bond Fund - Class I (NVCBD1)
43,737 shares (cost $419,538 )	423,809
Nationwide VIT - Core Bond Fund - Class II (NVCBD2)
284,168 shares (cost $2,754,479 )	2,747,909
Nationwide VIT - Federated High Income Bond Fund - Class I (HIBF)
1,708,633 shares (cost $13,418,252 )	8,526,079
Nationwide VIT - Federated High Income Bond Fund - Class III (HIBF3)
6,073,524 shares (cost $42,150,691 )	30,246,147
Nationwide VIT - Gartmore Emerging Markets Fund - Class I (GEM)
69,064 shares (cost $831,522 )	486,903
Nationwide VIT - Gartmore Emerging Markets Fund - Class II (GEM2)
257,910 shares (cost $3,163,797 )	1,800,213
Nationwide VIT - Gartmore Emerging Markets Fund - Class III (GEM3)
4,003,266 shares (cost $63,225,667 )	28,142,963
Nationwide VIT - Gartmore Emerging Markets Fund - Class VI (GEM6)
4,608,461 shares (cost $78,251,371 )	32,397,482
Nationwide VIT - Gartmore Global Utilities Fund - Class II (GVGU2)
51,778 shares (cost $577,195 )	404,387
Nationwide VIT - Gartmore Global Utilities Fund - Class III (GVGU)
661,520 shares (cost $7,969,839 )	5,166,472
Nationwide VIT - Gartmore International Equity Fund - Class I (GIG)
9,826 shares (cost $70,396 )	61,416
Nationwide VIT - Gartmore International Equity Fund - Class III (GIG3)
2,368,605 shares (cost $26,249,237 )	14,827,466
Nationwide VIT - Gartmore International Equity Fund - Class VI (NVIE6)
445,011 shares (cost $4,160,344 )	2,781,321
(Continued)

6

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT - Gartmore Worldwide Leaders Fund - Class III (GEF3)
332,799 shares (cost $5,207,686 )	$2,748,922
Nationwide VIT - Global Financial Services Fund - Class II (GVGF2)
109,120 shares (cost $1,318,440 )	623,077
Nationwide VIT - Global Financial Services Fund - Class III (GVGFS)
359,132 shares (cost $3,544,935 )	2,057,824
Nationwide VIT - Government Bond Fund - Class I (GBF)
59,147,274 shares (cost $687,519,241 )	710,358,758
Nationwide VIT - Growth Fund - Class I (CAF)
3,509,630 shares (cost $31,802,787 )	31,095,325
Nationwide VIT - Health Sciences Fund - Class II (GVGH2)
168,086 shares (cost $1,746,079 )	1,341,323
Nationwide VIT - Health Sciences Fund - Class III (GVGHS)
557,899 shares (cost $6,004,362 )	4,518,986
Nationwide VIT - Health Sciences Fund - Class VI (GVGH6)
1,892,671 shares (cost $20,572,082 )	15,217,074
Nationwide VIT - International Index Fund - Class VIII (GVIX8)
1,008,585 shares (cost $10,919,537 )	6,515,461
Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)
49,443,261 shares (cost $554,269,798 )	340,664,071
Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)
20,948,305 shares (cost $212,906,891 )	194,190,791
Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)
204,023,937 shares (cost $2,323,051,563 )	1,726,042,509
Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
152,616,226 shares (cost $1,791,309,957 )	1,214,825,160
Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
54,143,221 shares (cost $588,815,523 )	479,167,509
Nationwide VIT - J.P. Morgan Balanced Fund - Class I (BF)
316,956 shares (cost $3,269,453 )	2,218,689
Nationwide VIT - Lehman Brothers Core Plus Bond Fund - Class II (NVLCP2)
225,108 shares (cost $2,183,134 )	2,199,308
Nationwide VIT - Mid Cap Growth Fund - Class I (SGRF)
288,922 shares (cost $8,493,087 )	5,064,795
Nationwide VIT - Mid Cap Growth Fund - Class II (SGRF2)
1,082,036 shares (cost $29,930,820 )	18,751,676
Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)
6,038,991 shares (cost $106,830,484 )	67,938,645
Nationwide VIT - Money Market Fund - Class I (SAM)
801,478,784 shares (cost $801,478,784 )	801,478,784
Nationwide VIT - Multi-Manager International Growth Fund - Class III (NVMIG3)
225,022 shares (cost $2,098,120 )	1,442,388
Nationwide VIT - Multi-Manager International Growth Fund - Class VI (NVMIG6)
31,840,785 shares (cost $302,750,566 )	203,781,025
Nationwide VIT - Multi-Manager International Value Fund - Class II (GVDIV2)
138,198 shares (cost $1,944,004 )	1,064,125
Nationwide VIT - Multi-Manager International Value Fund - Class III (GVDIV3)
1,227,304 shares (cost $19,252,000 )	9,450,244
(Continued)

7

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT - Multi-Manager International Value Fund - Class VI (GVDIV6)
15,616,785 shares (cost $249,521,804 )	$119,780,740
Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
4,671 shares (cost $33,288 )	31,486
Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
93,648 shares (cost $704,460 )	631,187
Nationwide VIT - Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
511,262 shares (cost $3,850,234 )	3,379,440
Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
78,122 shares (cost $722,984 )	515,606
Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
12,582,482 shares (cost $128,527,628 )	82,918,559
Nationwide VIT - Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
23,933,332 shares (cost $237,456,535 )	169,208,658
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class I (SCGF)
518,075 shares (cost $8,328,039 )	4,999,423
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
949,075 shares (cost $15,627,185 )	9,006,724
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)
5,542,844 shares (cost $65,307,676 )	36,693,627
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2,610,303 shares (cost $29,692,431 )	17,071,381
Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)
7,165,307 shares (cost $146,756,253 )	77,098,708
Nationwide VIT - Multi-Manager Small Company Fund - Class II (SCF2)
5,860,385 shares (cost $123,942,907 )	61,709,853
Nationwide VIT - Nationwide Fund - Class I (TRF)
21,490,112 shares (cost $228,966,624 )	140,115,528
Nationwide VIT - Nationwide Fund - Class II (TRF2)
43,179,868 shares (cost $527,298,112 )	280,669,145
Nationwide VIT - Nationwide Leaders Fund - Class III (GVUSL)
440,602 shares (cost $5,858,451 )	2,855,098
Nationwide VIT - Neuberger Berman Multi-Cap Opportunities Fund - Class I (NVNMO1)
11,790 shares (cost $78,621 )	65,317
Nationwide VIT - Neuberger Berman Multi-Cap Opportunities Fund - Class II (NVNMO2)
153,047 shares (cost $1,132,478 )	843,290
Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class I (NVNSR1)
243,399 shares (cost $2,385,267 )	1,567,489
Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class II (NVNSR2)
39,382,165 shares (cost $387,445,433 )	253,621,140
Nationwide VIT - Short Term Bond Fund - Class II (NVSTB2)
1,632,953 shares (cost $16,106,057 )	15,953,952
Nationwide VIT - Technology and Communications Fund - Class I (GGTC)
60,817 shares (cost $201,425 )	135,623
Nationwide VIT - Technology and Communications Fund - Class II (GGTC2)
269,692 shares (cost $1,016,327 )	593,323
Nationwide VIT - Technology and Communications Fund - Class III (GGTC3)
1,068,459 shares (cost $4,070,027 )	2,404,033
(Continued)

8

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT - Technology and Communications Fund - Class VI (GGTC6)
2,112,963 shares (cost $9,357,603 )	$4,669,648
Nationwide VIT - U.S. Growth Leaders Fund - Class II (GVUG2)
2,180,317 shares (cost $22,092,064 )	12,820,263
Nationwide VIT - U.S. Growth Leaders Fund - Class III (GVUGL)
467,610 shares (cost $4,969,690 )	2,810,339
Nationwide VIT - Van Kampen Comstock Value Fund - Class II (EIF2)
12,352,037 shares (cost $148,498,842 )	85,970,178
Nationwide VIT - Van Kampen Multi-Sector Bond Fund - Class I (MSBF)
6,870,207 shares (cost $64,959,363 )	50,289,916
Nationwide VIT - Van Kampen Real Estate Fund - Class I (NVRE1)
143,568 shares (cost $1,148,269 )	819,771
Nationwide VIT - Van Kampen Real Estate Fund - Class II (NVRE2)
312,253 shares (cost $2,655,356 )	1,779,840
Neuberger Berman AMT - Growth Portfolio - Class I (AMTG)
6,179,334 shares (cost $59,758,190 )	67,169,355
Neuberger Berman AMT - Guardian Portfolio - Class I (AMGP)
644,482 shares (cost $10,251,806 )	8,023,798
Neuberger Berman AMT - International Portfolio - Class S (AMINS)
1,061,611 shares (cost $13,606,039 )	7,739,145
Neuberger Berman AMT - Mid Cap Growth Portfolio - Class S (AMMCGS)
303,224 shares (cost $6,798,119 )	4,818,226
Neuberger Berman AMT - Partners Portfolio - Class I (AMTP)
10,058,879 shares (cost $136,274,361 )	71,518,630
Neuberger Berman AMT - Regency Portfolio - Class S (AMRS)
897,574 shares (cost $15,616,758 )	8,275,630
Neuberger Berman AMT - Small Cap Growth Portfolio - Class S (AMFAS)
443,962 shares (cost $6,030,244 )	3,707,080
Neuberger Berman AMT - Socially Responsive Portfolio - Class I (AMSRS)
2,582,910 shares (cost $40,391,548 )	24,253,524
Oppenheimer VAF - Balanced Fund - Non-Service Class (OVMS)
6,199,792 shares (cost $94,714,767 )	52,388,239
Oppenheimer VAF - Capital Appreciation Fund - Service Class (OVCAFS)
1,310,402 shares (cost $48,377,277 )	33,310,413
Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)
1,549,971 shares (cost $54,158,177 )	39,787,749
Oppenheimer VAF - Core Bond Fund - Non-Service Class (OVB)
7,468,704 shares (cost $81,798,158 )	48,173,139
Oppenheimer VAF - Global Securities Fund - Class 3 (OVGS3)
2,763,444 shares (cost $80,684,847 )	56,208,455
Oppenheimer VAF - Global Securities Fund - Class 4 (OVGS4)
2,695,053 shares (cost $86,237,083 )	53,981,919
Oppenheimer VAF - Global Securities Fund - Non-Service Class (OVGS)
5,808,119 shares (cost $127,307,892 )	117,382,084
Oppenheimer VAF - Global Securities Fund - Service Class (OVGSS)
472,905 shares (cost $12,930,018 )	9,467,557
Oppenheimer VAF - High Income Fund - Class 3 (OVHI3)
169,958 shares (cost $661,339 )	266,834
(Continued)

9

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Oppenheimer VAF - High Income Fund - Class 4 (OVHI4)
2,616,683 shares (cost $11,187,830 )	$4,160,526
Oppenheimer VAF - High Income Fund - Non-Service Class (OVHI)
32,497 shares (cost $258,585 )	51,346
Oppenheimer VAF - High Income Fund - Service Class (OVHIS)
2,329,212 shares (cost $18,784,030 )	3,680,155
Oppenheimer VAF - Main Street Small Cap Fund(R) - Non-Service Class (OVSC)
248,178 shares (cost $4,448,679 )	2,643,097
Oppenheimer VAF - Main Street Small Cap Fund(R) - Service Class (OVSCS)
9,991,715 shares (cost $179,009,365 )	105,312,675
Oppenheimer VAF - Main Street(R) - Non-Service Class (OVGI)
891,085 shares (cost $18,213,472 )	12,974,205
Oppenheimer VAF - Main Street(R) - Service Class (OVGIS)
18,916,369 shares (cost $447,247,747 )	272,774,035
Oppenheimer VAF - Mid Cap Fund - Non-Service Class (OVAG)
257,858 shares (cost $12,146,744 )	7,101,405
Pioneer VCT - Pioneer Small Cap Value Portfolio - Class I (PISVP1)
94,451 shares (cost $1,453,576 )	646,048
Putnam VT - Growth and Income Fund - Class IB (PVGIB)
298,441 shares (cost $6,800,117 )	3,423,113
Putnam VT - International Equity Fund - Class IB (PVTIGB)
81,517 shares (cost $1,160,725 )	724,683
Putnam VT - Voyager Fund - Class IB (PVTVB)
59,430 shares (cost $1,642,719 )	1,187,410
T. Rowe Price Blue Chip Growth Portfolio - II (TRBCG2)
21,965,035 shares (cost $237,627,913 )	147,165,735
T. Rowe Price Equity Income Portfolio - II (TREI2)
4,211,207 shares (cost $96,314,775 )	60,262,376
T. Rowe Price Limited Term Bond Portfolio - Class II (TRLT2)
9,536,081 shares (cost $47,043,336 )	46,059,270
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
1,945,514 shares (cost $48,018,029 )	38,637,907
Van Eck Worldwide Insurance Trust - Bond Fund - Class R1 (VWBFR)
696,443 shares (cost $8,072,404 )	8,023,029
Van Eck Worldwide Insurance Trust - Bond Fund - Initial Class (VWBF)
1,336,781 shares (cost $16,002,835 )	15,399,722
Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Class R1 (VWEMR)
1,392,542 shares (cost $23,850,806 )	8,174,223
Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Initial Class (VWEM)
2,072,073 shares (cost $33,104,760 )	12,183,790
Van Eck Worldwide Insurance Trust - Hard Assets Fund - Class R1 (VWHAR)
1,138,763 shares (cost $37,708,690 )	21,340,423
Van Eck Worldwide Insurance Trust - Hard Assets Fund - Initial Class (VWHA)
1,321,785 shares (cost $28,728,389 )	24,783,462
Van Kampen UIF - Core Plus Fixed Income Portfolio - Class I (MSVFI)
302,693 shares (cost $3,392,430 )	2,999,688
Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (MSVF2)
21,903,915 shares (cost $246,911,911 )	214,877,404
(Continued)

10

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (MSEM)
661,629 shares (cost $5,329,983 )	$4,280,738
Van Kampen UIF - Emerging Markets Debt Portfolio - Class II (MSEMB)
204,596 shares (cost $1,670,494 )	1,317,599
Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)
7,200,451 shares (cost $127,235,516 )	59,115,702
Van Kampen UIF - U.S. Real Estate Portfolio - Class II (MSVREB)
5,259,741 shares (cost $101,270,810 )	42,814,288
Victory VIF - Diversified Stock Fund - Class A (VYDS)
81,164 shares (cost $920,084 )	564,899
Wells Fargo AVT - Discovery Fund(SM) (SVDF)
2,883,066 shares (cost $32,776,493 )	32,261,513
Wells Fargo AVT - Large Company Growth Fund (WFVLCG)
12,315 shares (cost $107,322 )	77,339
Wells Fargo AVT - Money Market Fund (WFVMM)
218,397 shares (cost $218,397 )	218,397
Wells Fargo AVT - Opportunity Fund(SM) (SVOF)
14,215,961 shares (cost $258,707,214 )	144,434,164
Wells Fargo AVT - Small-Mid Cap Value Fund (WFVSMV)
1,320 shares (cost $12,666 )	6,532
Wells Fargo AVT - Total Return Bond Fund (WFVTRB)
2,407 shares (cost $23,579 )	23,351

Total Investments	16,006,555,754

Total Assets	16,006,555,754

Accounts Payable - Oppenheimer VAF - High Income Fund - Class 3 (OVHI3)	14,094
Other Payables	60,587

Total Accounts Payable	74,681

$16,006,481,073

Contract Owners’ Equity:
Accumulation units	15,999,027,868
Contracts in payout (annuitization) period	7,453,205

Total Contract Owners’ Equity (note 5)	$16,006,481,073

See accompanying notes to financial statements.

11

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

Year Ended December 31, 2008

	Total	AVBV2	AVCA2	AVCD2	ALBS	ALMCS	ALVGIB	ALVSVB

Investment Activity:
Reinvested dividends	$447,742,020	176,477	-	-	-	-	257,206	28,427
Mortality and expense risk charges (note 2)	(321,513,955)	(605,376)	(215,299)	(335,078)	(2,305)	(6,746)	(221,576)	(160,152)

Net investment income (loss)	126,228,065	(428,899)	(215,299)	(335,078)	(2,305)	(6,746)	35,630	(131,725)

Proceeds from mutual fund shares sold	4,395,835,145	7,524,076	4,405,144	5,629,060	142,898	305,665	3,232,576	4,404,800
Cost of mutual fund shares sold	(4,706,263,126)	(8,504,192)	(4,317,664)	(6,478,453)	(147,482)	(454,955)	(4,010,058)	(5,996,936)

Realized gain (loss) on investments	(310,427,981)	(980,116)	87,480	(849,393)	(4,584)	(149,290)	(777,482)	(1,592,136)
Change in unrealized gain (loss) on investments	(8,653,538,654)	(30,516,067)	(6,888,377)	(13,524,418)	(108,519)	(555,854)	(9,465,089)	(5,296,111)

Net gain (loss) on investments	(8,963,966,635)	(31,496,183)	(6,800,897)	(14,373,811)	(113,103)	(705,144)	(10,242,571)	(6,888,247)

Reinvested capital gains	1,250,139,523	6,864,081	-	2,534,704	25,679	214,876	2,653,838	669,521

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,587,599,047)	(25,061,001)	(7,016,196)	(12,174,185)	(89,729)	(497,014)	(7,553,103)	(6,350,451)

	ACVB	ACVCA	ACVIG	ACVIG2	ACVIP2	ACVI	ACVI2	ACVI3

Investment Activity:
Reinvested dividends	$1,523,970	-	514,757	171,351	5,225,514	373,343	18,236	216,961
Mortality and expense risk charges (note 2)	(755,779)	(1,575,013)	(324,672)	(141,549)	(1,737,643)	(589,706)	(39,647)	(341,074)

Net investment income (loss)	768,191	(1,575,013)	190,085	29,802	3,487,871	(216,363)	(21,411)	(124,113)

Proceeds from mutual fund shares sold	13,414,938	23,447,660	6,347,053	2,104,262	19,313,156	10,016,528	471,880	5,453,359
Cost of mutual fund shares sold	(14,519,729)	(17,974,195)	(6,139,012)	(2,241,395)	(20,163,266)	(7,066,440)	(366,223)	(3,611,932)

Realized gain (loss) on investments	(1,104,791)	5,473,465	208,041	(137,133)	(850,110)	2,950,088	105,657	1,841,427
Change in unrealized gain (loss) on investments	(17,216,134)	(82,357,794)	(13,619,377)	(5,069,288)	(8,364,625)	(31,398,271)	(1,847,797)	(18,705,807)

Net gain (loss) on investments	(18,320,925)	(76,884,329)	(13,411,336)	(5,206,421)	(9,214,735)	(28,448,183)	(1,742,140)	(16,864,380)

Reinvested capital gains	4,415,765	9,948,547	3,083,841	1,184,600	-	4,385,457	268,891	2,548,520

Net increase (decrease) in contract owners’ equity resulting from operations	$(13,136,969)	(68,510,795)	(10,137,410)	(3,992,019)	(5,726,864)	(24,279,089)	(1,494,660)	(14,439,973)

(Continued)

12

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

	ACVI4	ACVMV1	ACVMV2	ACVU1	ACVU2	ACVV	ACVV2	ACVVS1

Investment Activity:
Reinvested dividends	$107,450	5,122	45,028	-	-	2,223,685	1,895,517	-
Mortality and expense risk charges (note 2)	(241,011)	(71,646)	(874,224)	(39,139)	(213,195)	(1,156,910)	(1,336,327)	(102,981)

Net investment income (loss)	(133,561)	(66,524)	(829,196)	(39,139)	(213,195)	1,066,775	559,190	(102,981)

Proceeds from mutual fund shares sold	5,333,115	3,774,646	55,565,172	1,476,117	4,877,285	24,782,147	16,742,643	6,942,332
Cost of mutual fund shares sold	(4,581,687)	(4,628,796)	(62,678,098)	(1,636,127)	(5,200,020)	(29,084,027)	(24,048,008)	(7,738,075)

Realized gain (loss) on investments	751,428	(854,150)	(7,112,926)	(160,010)	(322,735)	(4,301,880)	(7,305,365)	(795,743)
Change in unrealized gain (loss) on investments	(10,985,764)	(803,204)	(5,479,215)	(1,877,650)	(8,385,285)	(35,779,967)	(31,535,146)	(4,296,789)

Net gain (loss) on investments	(10,234,336)	(1,657,354)	(12,592,141)	(2,037,660)	(8,708,020)	(40,081,847)	(38,840,511)	(5,092,532)

Reinvested capital gains	1,584,327	-	-	511,993	2,339,161	11,805,540	10,753,584	440,464

Net increase (decrease) in contract owners’ equity resulting from operations	$(8,783,570)	(1,723,878)	(13,421,337)	(1,564,806)	(6,582,054)	(27,209,532)	(27,527,737)	(4,755,049)

	ACVVS2	AFGF	AFHY	AFGC	CHSMM	WVCP	WIEP	WSCP

Investment Activity:
Reinvested dividends	$-	144,219	52,234	41,270	492,869	41,851	487,593	39,278
Mortality and expense risk charges (note 2)	(412,904)	(178,215)	(11,331)	(17,340)	(238,971)	(31,833)	(389,367)	(659,280)

Net investment income (loss)	(412,904)	(33,996)	40,903	23,930	253,898	10,018	98,226	(620,002)

Proceeds from mutual fund shares sold	22,677,448	1,665,682	2,356,433	361,778	11,086,649	429,988	5,634,016	10,514,159
Cost of mutual fund shares sold	(25,684,210)	(1,868,977)	(2,469,234)	(371,271)	(11,086,649)	(367,555)	(3,814,078)	(7,309,158)

Realized gain (loss) on investments	(3,006,762)	(203,295)	(112,801)	(9,493)	-	62,433	1,819,938	3,205,001
Change in unrealized gain (loss) on investments	(13,687,213)	(8,557,306)	(66,558)	79,800	-	(1,453,797)	(16,519,318)	(22,557,519)

Net gain (loss) on investments	(16,693,975)	(8,760,601)	(179,359)	70,307	-	(1,391,364)	(14,699,380)	(19,352,518)

Reinvested capital gains	1,199,839	1,504,481	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(15,907,040)	(7,290,116)	(138,456)	94,237	253,898	(1,381,346)	(14,601,154)	(19,972,520)

(Continued)

13

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

	DVSCS	DSIF	DSIFS	DCAP	DCAPS	DVDLS	DGI	FALFS

Investment Activity:
Reinvested dividends	$374,229	7,365,849	1,807,709	699,169	329,608	11,314	140,053	20,358
Mortality and expense risk charges (note 2)	(672,079)	(4,782,951)	(1,555,674)	(453,625)	(314,316)	(28,695)	(294,572)	(21,313)

Net investment income (loss)	(297,850)	2,582,898	252,035	245,544	15,292	(17,381)	(154,519)	(955)

Proceeds from mutual fund shares sold	11,188,252	71,497,798	17,427,179	7,626,471	2,834,581	875,983	4,727,637	465,607
Cost of mutual fund shares sold	(14,704,446)	(65,841,513)	(16,424,839)	(6,072,604)	(2,702,411)	(1,347,366)	(4,437,735)	(784,608)

Realized gain (loss) on investments	(3,516,194)	5,656,285	1,002,340	1,553,867	132,170	(471,383)	289,902	(319,001)
Change in unrealized gain (loss) on investments	(21,355,555)	(168,144,260)	(47,525,903)	(16,138,718)	(8,439,529)	(569,521)	(13,969,271)	(629,269)

Net gain (loss) on investments	(24,871,749)	(162,487,975)	(46,523,563)	(14,584,851)	(8,307,359)	(1,040,904)	(13,679,369)	(948,270)

Reinvested capital gains	6,476,393	-	-	2,604,428	1,429,961	109,712	2,875,266	395,831

Net increase (decrease) in contract owners’ equity resulting from operations	$(18,693,206)	(159,905,077)	(46,271,528)	(11,734,879)	(6,862,106)	(948,573)	(10,958,622)	(553,394)

	FCA2S	FVMOS	FQB	FQBS	FEIP	FEI2	FGP	FG2

Investment Activity:
Reinvested dividends	$501	111,093	823,035	2,723,008	13,520,111	3,162,974	4,202,077	330,190
Mortality and expense risk charges (note 2)	(40,779)	(177,630)	(196,620)	(901,669)	(7,842,608)	(2,240,307)	(7,298,624)	(1,037,818)

Net investment income (loss)	(40,278)	(66,537)	626,415	1,821,339	5,677,503	922,667	(3,096,547)	(707,628)

Proceeds from mutual fund shares sold	519,205	12,830,670	6,315,579	11,902,363	125,604,888	18,519,390	102,270,059	33,071,497
Cost of mutual fund shares sold	(444,896)	(13,612,696)	(6,731,151)	(12,789,213)	(148,458,442)	(23,671,378)	(140,503,466)	(26,997,423)

Realized gain (loss) on investments	74,309	(782,026)	(415,572)	(886,850)	(22,853,554)	(5,151,988)	(38,233,407)	6,074,074
Change in unrealized gain (loss) on investments	(993,863)	(255,965)	(1,429,335)	(6,204,635)	(291,661,312)	(72,236,312)	(284,292,945)	(42,230,125)

Net gain (loss) on investments	(919,554)	(1,037,991)	(1,844,907)	(7,091,485)	(314,514,866)	(77,388,300)	(322,526,352)	(36,156,051)

Reinvested capital gains	57,519	-	-	-	644,601	147,652	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(902,313)	(1,104,528)	(1,218,492)	(5,270,146)	(308,192,762)	(76,317,981)	(325,622,899)	(36,863,679)

(Continued)

14

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

	FHIP	FHIPR	FOP	FOPR	FO2	FO2R	FAMP	FCP

Investment Activity:
Reinvested dividends	$6,392,965	1,131,533	2,696,110	1,357,875	144,518	1,266,324	5,599,880	4,865,263
Mortality and expense risk charges (note 2)	(1,102,090)	(170,847)	(1,468,278)	(744,764)	(93,238)	(863,238)	(3,042,887)	(7,063,948)

Net investment income (loss)	5,290,875	960,686	1,227,832	613,111	51,280	403,086	2,556,993	(2,198,685)

Proceeds from mutual fund shares sold	23,515,084	15,727,951	22,449,593	11,926,410	1,133,309	16,867,784	41,657,376	102,633,649
Cost of mutual fund shares sold	(27,162,258)	(17,491,157)	(16,194,893)	(9,702,379)	(1,045,505)	(16,089,035)	(51,366,599)	(120,450,577)

Realized gain (loss) on investments	(3,647,174)	(1,763,206)	6,254,700	2,224,031	87,804	778,749	(9,709,223)	(17,816,928)
Change in unrealized gain (loss) on investments	(23,167,718)	(2,437,907)	(82,518,425)	(41,003,814)	(4,593,216)	(38,945,580)	(90,964,532)	(275,843,406)

Net gain (loss) on investments	(26,814,892)	(4,201,113)	(76,263,725)	(38,779,783)	(4,505,412)	(38,166,831)	(100,673,755)	(293,660,334)

Reinvested capital gains	-	-	14,196,989	7,179,319	822,369	7,101,800	24,368,853	16,152,805

Net increase (decrease) in contract owners’ equity resulting from operations	$(21,524,017)	(3,240,427)	(60,838,904)	(30,987,353)	(3,631,763)	(30,661,945)	(73,747,909)	(279,706,214)

	FC2	FIGBS	FIGBP2	FGOP	FMCS	FMC2	FVSS	FVSS2

Investment Activity:
Reinvested dividends	$2,348,318	839,218	17,423,006	83,431	67,502	457,024	56,146	79,773
Mortality and expense risk charges (note 2)	(5,119,018)	(266,107)	(7,869,817)	(294,093)	(251,473)	(3,130,085)	(121,423)	(258,694)

Net investment income (loss)	(2,770,700)	573,111	9,553,189	(210,662)	(183,971)	(2,673,061)	(65,277)	(178,921)

Proceeds from mutual fund shares sold	58,638,626	5,046,514	91,985,673	6,061,528	3,768,025	35,204,637	3,153,067	4,764,307
Cost of mutual fund shares sold	(71,448,941)	(5,239,960)	(96,164,804)	(4,289,076)	(5,115,340)	(41,031,970)	(5,040,428)	(7,081,859)

Realized gain (loss) on investments	(12,810,315)	(193,446)	(4,179,131)	1,772,452	(1,347,315)	(5,827,333)	(1,887,361)	(2,317,552)
Change in unrealized gain (loss) on investments	(165,897,358)	(1,327,820)	(29,568,921)	(17,621,870)	(10,922,741)	(116,415,162)	(6,183,535)	(11,614,273)

Net gain (loss) on investments	(178,707,673)	(1,521,266)	(33,748,052)	(15,849,418)	(12,270,056)	(122,242,495)	(8,070,896)	(13,931,825)

Reinvested capital gains	9,589,329	16,585	351,270	-	2,951,026	31,427,590	2,098,363	3,632,807

Net increase (decrease) in contract owners’ equity resulting from operations	$(171,889,044)	(931,570)	(23,843,593)	(16,060,080)	(9,503,001)	(93,487,966)	(6,037,810)	(10,477,939)

(Continued)

15

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

	FNRS2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FTVDM3

Investment Activity:
Reinvested dividends	$-	153,129	1,356,775	172,602	1,861,102	98,845	379,663	1,105,539
Mortality and expense risk charges (note 2)	(1,737,258)	(71,244)	(898,437)	(81,198)	(1,198,901)	(49,901)	(318,804)	(635,182)

Net investment income (loss)	(1,737,258)	81,885	458,338	91,404	662,201	48,944	60,859	470,357

Proceeds from mutual fund shares sold	31,664,776	2,051,956	4,473,721	1,795,669	9,616,464	608,401	2,027,261	16,174,342
Cost of mutual fund shares sold	(34,466,451)	(2,348,687)	(4,612,073)	(2,069,973)	(9,595,064)	(717,914)	(2,223,158)	(19,181,040)

Realized gain (loss) on investments	(2,801,675)	(296,731)	(138,352)	(274,304)	21,400	(109,513)	(195,897)	(3,006,698)
Change in unrealized gain (loss) on investments	(73,540,004)	(1,585,913)	(16,682,727)	(2,577,127)	(32,866,723)	(2,111,373)	(9,367,301)	(33,613,986)

Net gain (loss) on investments	(76,341,679)	(1,882,644)	(16,821,079)	(2,851,431)	(32,845,323)	(2,220,886)	(9,563,198)	(36,620,684)

Reinvested capital gains	3,709,816	225,333	2,023,856	333,979	3,851,746	293,628	1,294,149	8,020,747

Net increase (decrease) in contract owners’ equity resulting from operations	$(74,369,121)	(1,575,426)	(14,338,885)	(2,426,048)	(28,331,376)	(1,878,314)	(8,208,190)	(28,129,580)

	TIF2	TIF3	FTVFA2	FTVGI3	FTVIS2	FTVRD2	FTVSV2	JABS

Investment Activity:
Reinvested dividends	$193,460	7,795,710	82,967	2,678,428	6,051,679	1,711,186	716,124	308,611
Mortality and expense risk charges (note 2)	(120,910)	(5,371,624)	(21,960)	(1,033,702)	(1,687,562)	(1,551,724)	(1,004,564)	(182,677)

Net investment income (loss)	72,550	2,424,086	61,007	1,644,726	4,364,117	159,462	(288,440)	125,934

Proceeds from mutual fund shares sold	2,062,388	10,555,863	780,737	16,136,659	15,854,124	18,713,607	13,447,274	2,674,199
Cost of mutual fund shares sold	(1,777,077)	(11,018,472)	(1,002,831)	(14,471,676)	(18,788,468)	(18,336,740)	(16,528,982)	(2,366,166)

Realized gain (loss) on investments	285,311	(462,609)	(222,094)	1,664,983	(2,934,344)	376,867	(3,081,708)	308,033
Change in unrealized gain (loss) on investments	(5,172,569)	(195,001,260)	(1,020,448)	(1,226,528)	(43,482,423)	(31,168,994)	(29,546,354)	(3,702,766)

Net gain (loss) on investments	(4,887,258)	(195,463,869)	(1,242,542)	438,455	(46,416,767)	(30,792,127)	(32,628,062)	(3,394,733)

Reinvested capital gains	791,782	30,093,721	82,293	-	2,533,976	738,658	4,959,744	878,177

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,022,926)	(162,946,062)	(1,099,242)	2,083,181	(39,518,674)	(29,894,007)	(27,956,758)	(2,390,622)

(Continued)

16

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

	JACAS	JAGTS	JAGTS2	JARLCS	JAIGS	JAIGS2	JPMCVP	AMTB

Investment Activity:
Reinvested dividends	$8,737	2,313	3,853	34,638	326,454	5,410,980	111,752	19,050,351
Mortality and expense risk charges (note 2)	(1,210,982)	(35,720)	(56,820)	(79,386)	(167,635)	(2,997,084)	(130,217)	(7,406,797)

Net investment income (loss)	(1,202,245)	(33,407)	(52,967)	(44,748)	158,819	2,413,896	(18,465)	11,643,554

Proceeds from mutual fund shares sold	14,468,764	442,613	1,150,276	1,475,736	2,578,063	40,244,287	3,644,971	66,619,658
Cost of mutual fund shares sold	(9,021,351)	(404,129)	(1,021,933)	(1,782,051)	(1,377,390)	(39,355,919)	(3,926,981)	(73,536,001)

Realized gain (loss) on investments	5,447,413	38,484	128,343	(306,315)	1,200,673	888,368	(282,010)	(6,916,343)
Change in unrealized gain (loss) on investments	(52,133,402)	(1,494,358)	(2,559,215)	(2,186,695)	(11,032,905)	(164,883,295)	(4,220,454)	(69,873,829)

Net gain (loss) on investments	(46,685,989)	(1,455,874)	(2,430,872)	(2,493,010)	(9,832,232)	(163,994,927)	(4,502,464)	(76,790,172)

Reinvested capital gains	-	-	-	315,293	1,749,821	29,018,198	757,541	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(47,888,234)	(1,489,281)	(2,483,839)	(2,222,465)	(7,923,592)	(132,562,833)	(3,763,388)	(65,146,618)

	MIGSC	MVFSC	VFLG2	VFLV2	MBVAG2	MBVCG2	VFMG2	GVAAA2

Investment Activity:
Reinvested dividends	$52,978	862,726	3,924	16,920	1,431	3,151	90,410	18,149,375
Mortality and expense risk charges (note 2)	(292,812)	(1,351,745)	(13,113)	(19,345)	(4,534)	(1,638)	(101,674)	(9,621,450)

Net investment income (loss)	(239,834)	(489,019)	(9,189)	(2,425)	(3,103)	1,513	(11,264)	8,527,925

Proceeds from mutual fund shares sold	3,647,440	10,380,443	111,313	176,989	147,014	10,794	1,181,167	1,613,457
Cost of mutual fund shares sold	(3,351,235)	(11,240,157)	(125,344)	(212,741)	(156,544)	(11,249)	(1,327,696)	(1,621,883)

Realized gain (loss) on investments	296,205	(859,714)	(14,031)	(35,752)	(9,530)	(455)	(146,529)	(8,426)
Change in unrealized gain (loss) on investments	(8,713,387)	(36,555,708)	(415,411)	(612,992)	(153,303)	(45,297)	2,529,186	(230,496,031)

Net gain (loss) on investments	(8,417,182)	(37,415,422)	(429,442)	(648,744)	(162,833)	(45,752)	2,675,715	(230,504,457)

Reinvested capital gains	884,134	3,527,887	-	-	27,030	5,733	375,196	7,726,101

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,772,882)	(34,376,554)	(438,631)	(651,169)	(138,906)	(38,506)	2,311,783	(214,250,431)

(Continued)

17

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

	GVABD2	GVAGG2	GVAGR2	GVAGI2	NVCRA2	NVCRB2	NVCCA2	NVCCN2

Investment Activity:
Reinvested dividends	$16,815,561	1,853,476	2,733,290	5,681,837	49,335	1,449,736	1,197,690	532,103
Mortality and expense risk charges (note 2)	(4,191,922)	(980,045)	(1,983,958)	(3,193,012)	(28,164)	(901,743)	(709,815)	(238,874)

Net investment income (loss)	12,623,639	873,431	749,332	2,488,825	21,171	547,993	487,875	293,229

Proceeds from mutual fund shares sold	13,719,979	5,965,426	4,334,721	-	469,911	-	195,783	3,421,075
Cost of mutual fund shares sold	(14,827,218)	(6,506,611)	(4,797,927)	-	(654,049)	-	(284,386)	(3,710,194)

Realized gain (loss) on investments	(1,107,239)	(541,185)	(463,206)	-	(184,138)	-	(88,603)	(289,119)
Change in unrealized gain (loss) on investments	(42,404,672)	(34,038,519)	(80,329,880)	(92,277,536)	(1,248,138)	(16,020,501)	(23,141,646)	(1,666,421)

Net gain (loss) on investments	(43,511,911)	(34,579,704)	(80,793,086)	(92,277,536)	(1,432,276)	(16,020,501)	(23,230,249)	(1,955,540)

Reinvested capital gains	198,457	2,196,350	7,748,903	65,984	85,124	661,128	1,022,826	78,376

Net increase (decrease) in contract owners’ equity resulting from operations	$(30,689,815)	(31,509,923)	(72,294,851)	(89,722,727)	(1,325,981)	(14,811,380)	(21,719,548)	(1,583,935)

	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	HIBF	HIBF3	GEM

Investment Activity:
Reinvested dividends	$1,092,493	1,031,186	422,518	7,722	46,553	1,127,120	3,246,931	11,343
Mortality and expense risk charges (note 2)	(585,469)	(569,071)	(214,091)	(1,584)	(11,807)	(196,038)	(531,827)	(13,141)

Net investment income (loss)	507,024	462,115	208,427	6,138	34,746	931,082	2,715,104	(1,798)

Proceeds from mutual fund shares sold	-	1,546,379	2,191,385	211,668	201,817	3,664,195	17,915,007	212,330
Cost of mutual fund shares sold	-	(2,108,922)	(2,483,299)	(218,360)	(206,176)	(4,494,196)	(21,012,307)	(123,373)

Realized gain (loss) on investments	-	(562,543)	(291,914)	(6,692)	(4,359)	(830,001)	(3,097,300)	88,957
Change in unrealized gain (loss) on investments	(16,954,710)	(22,848,558)	(3,292,285)	4,272	(6,570)	(3,973,615)	(10,412,486)	(1,048,078)

Net gain (loss) on investments	(16,954,710)	(23,411,101)	(3,584,199)	(2,420)	(10,929)	(4,803,616)	(13,509,786)	(959,121)

Reinvested capital gains	670,143	1,049,798	114,676	-	-	-	-	205,161

Net increase (decrease) in contract owners’ equity resulting from operations	$(15,777,543)	(21,899,188)	(3,261,096)	3,718	23,817	(3,872,534)	(10,794,682)	(755,758)

(Continued)

18

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

	GEM2	GEM3	GEM6	GVGU2	GVGU	GIG	GIG3	NVIE6

Investment Activity:
Reinvested dividends	$36,085	685,786	734,189	17,871	241,989	1,327	354,475	34,822
Mortality and expense risk charges (note 2)	(64,994)	(822,992)	(1,159,009)	(10,258)	(111,338)	(1,239)	(373,080)	(21,855)

Net investment income (loss)	(28,909)	(137,206)	(424,820)	7,613	130,651	88	(18,605)	12,967

Proceeds from mutual fund shares sold	1,546,586	26,673,342	34,981,890	279,261	5,987,772	7,766	9,491,559	964,468
Cost of mutual fund shares sold	(1,332,061)	(22,741,715)	(35,703,278)	(267,978)	(7,133,530)	(4,033)	(8,870,134)	(1,639,226)

Realized gain (loss) on investments	214,525	3,931,627	(721,388)	11,283	(1,145,758)	3,733	621,425	(674,758)
Change in unrealized gain (loss) on investments	(4,449,186)	(63,187,446)	(70,764,600)	(305,200)	(2,502,951)	(73,028)	(20,554,644)	(1,379,023)

Net gain (loss) on investments	(4,234,661)	(59,255,819)	(71,485,988)	(293,917)	(3,648,709)	(69,295)	(19,933,219)	(2,053,781)

Reinvested capital gains	894,114	12,320,324	14,918,890	7,334	93,739	14,111	4,015,655	555,554

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,369,456)	(47,072,701)	(56,991,918)	(278,970)	(3,424,319)	(55,096)	(15,936,169)	(1,485,260)

	GEF3	GVGF2	GVGFS	GBF	CAF	GVGH2	GVGHS	GVGH6

Investment Activity:
Reinvested dividends	$32,535	16,933	57,678	28,463,851	125,942	1,740	15,265	4,987
Mortality and expense risk charges (note 2)	(63,578)	(14,763)	(35,242)	(11,044,071)	(610,753)	(25,557)	(75,438)	(252,797)

Net investment income (loss)	(31,043)	2,170	22,436	17,419,780	(484,811)	(23,817)	(60,173)	(247,810)

Proceeds from mutual fund shares sold	2,528,159	172,121	1,380,441	98,483,676	9,586,035	330,893	3,104,909	8,459,717
Cost of mutual fund shares sold	(2,710,257)	(254,323)	(2,407,647)	(104,250,487)	(8,055,470)	(349,182)	(3,554,231)	(9,773,492)

Realized gain (loss) on investments	(182,098)	(82,202)	(1,027,206)	(5,766,811)	1,530,565	(18,289)	(449,322)	(1,313,775)
Change in unrealized gain (loss) on investments	(3,463,851)	(528,767)	(809,971)	27,289,008	(23,224,436)	(622,134)	(2,027,689)	(6,408,550)

Net gain (loss) on investments	(3,645,949)	(610,969)	(1,837,177)	21,522,197	(21,693,871)	(640,423)	(2,477,011)	(7,722,325)

Reinvested capital gains	899,110	-	-	-	-	132,482	509,267	1,634,517

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,777,882)	(608,799)	(1,814,741)	38,941,977	(22,178,682)	(531,758)	(2,027,917)	(6,335,618)

(Continued)

19

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

	GVIX8	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	BF	NVLCP2

Investment Activity:
Reinvested dividends	$172,587	9,925,662	6,126,083	57,505,471	38,299,731	16,231,774	83,664	32,446
Mortality and expense risk charges (note 2)	(146,383)	(9,398,485)	(2,898,247)	(37,150,944)	(26,926,194)	(9,068,109)	(40,306)	(12,073)

Net investment income (loss)	26,204	527,177	3,227,836	20,354,527	11,373,537	7,163,665	43,358	20,373

Proceeds from mutual fund shares sold	4,084,983	56,191,538	26,784,053	70,504,517	60,444,187	28,466,612	1,019,466	250,440
Cost of mutual fund shares sold	(4,557,061)	(54,391,847)	(27,593,811)	(67,754,621)	(55,195,987)	(30,770,305)	(1,175,019)	(259,530)

Realized gain (loss) on investments	(472,078)	1,799,691	(809,758)	2,749,896	5,248,200	(2,303,693)	(155,553)	(9,090)
Change in unrealized gain (loss) on investments	(4,570,675)	(300,876,772)	(19,003,897)	(756,815,995)	(757,715,705)	(123,547,592)	(1,136,182)	16,174

Net gain (loss) on investments	(5,042,753)	(299,077,081)	(19,813,655)	(754,066,099)	(752,467,505)	(125,851,285)	(1,291,735)	7,084

Reinvested capital gains	12,607	81,756,834	3,249,361	176,276,488	160,150,500	26,949,413	340,160	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,003,942)	(216,793,070)	(13,336,458)	(557,435,084)	(580,943,468)	(91,738,207)	(908,217)	27,457

	SGRF	SGRF2	MCIF	SAM	NVMIG3	NVMIG6	GVDIV2	GVDIV3

Investment Activity:
Reinvested dividends	$-	-	1,277,400	14,087,146	1,466	-	28,070	296,582
Mortality and expense risk charges (note 2)	(123,059)	(2,479,111)	(1,473,783)	(10,690,744)	(11,628)	(2,147,134)	(27,080)	(228,387)

Net investment income (loss)	(123,059)	(2,479,111)	(196,383)	3,396,402	(10,162)	(2,147,134)	990	68,195

Proceeds from mutual fund shares sold	4,551,717	265,385,061	26,115,201	275,836,473	280,220	11,644,981	409,148	7,259,287
Cost of mutual fund shares sold	(4,637,443)	(284,311,436)	(24,928,092)	(275,836,473)	(373,330)	(14,908,150)	(407,458)	(8,272,424)

Realized gain (loss) on investments	(85,726)	(18,926,375)	1,187,109	-	(93,110)	(3,263,169)	1,690	(1,013,137)
Change in unrealized gain (loss) on investments	(5,035,578)	(29,421,175)	(51,644,636)	-	(655,732)	(98,969,541)	(1,294,257)	(11,226,552)

Net gain (loss) on investments	(5,121,304)	(48,347,550)	(50,457,527)	-	(748,842)	(102,232,710)	(1,292,567)	(12,239,689)

Reinvested capital gains	-	-	6,693,594	-	-	-	252,332	2,344,677

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,244,363)	(50,826,661)	(43,960,316)	3,396,402	(759,004)	(104,379,844)	(1,039,245)	(9,826,817)

(Continued)

20

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

	GVDIV6	NVMLG1	NVMLG2	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF

Investment Activity:
Reinvested dividends	$2,662,009	58	979	15,898	-	-	1,644,879	-
Mortality and expense risk charges (note 2)	(2,889,527)	(75)	(2,397)	(14,928)	(4,409)	(908,477)	(1,844,773)	(100,242)

Net investment income (loss)	(227,518)	(17)	(1,418)	970	(4,409)	(908,477)	(199,894)	(100,242)

Proceeds from mutual fund shares sold	95,951,229	25,226	125,199	265,020	246,274	4,107,348	12,119,592	2,067,737
Cost of mutual fund shares sold	(99,475,425)	(28,645)	(150,538)	(281,012)	(356,096)	(5,424,796)	(14,344,337)	(2,341,505)

Realized gain (loss) on investments	(3,524,196)	(3,419)	(25,339)	(15,992)	(109,822)	(1,317,448)	(2,224,745)	(273,768)
Change in unrealized gain (loss) on investments	(123,480,526)	(1,802)	(73,273)	(470,794)	(207,378)	(45,609,068)	(68,247,877)	(4,480,517)

Net gain (loss) on investments	(127,004,722)	(5,221)	(98,612)	(486,786)	(317,200)	(46,926,516)	(70,472,622)	(4,754,285)

Reinvested capital gains	25,226,921	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(102,005,319)	(5,238)	(100,030)	(485,816)	(321,609)	(47,834,993)	(70,672,516)	(4,854,527)

	SCGF2	SCVF	SCVF2	SCF	SCF2	TRF	TRF2	GVUSL

Investment Activity:
Reinvested dividends	$-	597,725	218,247	950,217	536,468	3,115,523	4,698,513	40,282
Mortality and expense risk charges (note 2)	(288,642)	(725,487)	(360,981)	(1,578,611)	(1,412,114)	(2,974,305)	(6,852,564)	(68,233)

Net investment income (loss)	(288,642)	(127,762)	(142,734)	(628,394)	(875,646)	141,218	(2,154,051)	(27,951)

Proceeds from mutual fund shares sold	12,842,449	16,603,272	7,073,446	27,045,824	9,320,291	43,832,082	20,219,211	1,666,988
Cost of mutual fund shares sold	(16,120,098)	(21,249,543)	(10,414,290)	(24,445,668)	(13,908,733)	(49,700,104)	(27,208,122)	(2,236,842)

Realized gain (loss) on investments	(3,277,649)	(4,646,271)	(3,340,844)	2,600,156	(4,588,442)	(5,868,022)	(6,988,911)	(569,854)
Change in unrealized gain (loss) on investments	(7,898,515)	(15,763,686)	(5,751,018)	(80,834,655)	(54,288,868)	(142,301,333)	(259,873,044)	(2,627,709)

Net gain (loss) on investments	(11,176,164)	(20,409,957)	(9,091,862)	(78,234,499)	(58,877,310)	(148,169,355)	(266,861,955)	(3,197,563)

Reinvested capital gains	-	-	-	24,186,634	18,955,245	35,459,862	65,856,346	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(11,464,806)	(20,537,719)	(9,234,596)	(54,676,259)	(40,797,711)	(112,568,275)	(203,159,660)	(3,225,514)

(Continued)

21

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

	NVNMO1	NVNMO2	NVNSR1	NVNSR2	NVSTB2	GGTC	GGTC2	GGTC3

Investment Activity:
Reinvested dividends	$-	-	5,280	744,288	179,851	-	-	-
Mortality and expense risk charges (note 2)	(313)	(6,195)	(9,913)	(2,132,031)	(72,846)	(2,897)	(14,563)	(54,115)

Net investment income (loss)	(313)	(6,195)	(4,633)	(1,387,743)	107,005	(2,897)	(14,563)	(54,115)

Proceeds from mutual fund shares sold	26,320	440,028	230,533	15,372,951	801,981	62,347	296,254	2,535,081
Cost of mutual fund shares sold	(38,794)	(577,514)	(302,658)	(19,286,027)	(808,150)	(57,592)	(309,589)	(3,221,542)

Realized gain (loss) on investments	(12,474)	(137,486)	(72,125)	(3,913,076)	(6,169)	4,755	(13,335)	(686,461)
Change in unrealized gain (loss) on investments	(13,303)	(289,189)	(817,778)	(133,824,294)	(152,105)	(184,347)	(774,070)	(2,582,469)

Net gain (loss) on investments	(25,777)	(426,675)	(889,903)	(137,737,370)	(158,274)	(179,592)	(787,405)	(3,268,930)

Reinvested capital gains	-	-	-	-	-	31,306	141,073	574,822

Net increase (decrease) in contract owners’ equity resulting from operations	$(26,090)	(432,870)	(894,536)	(139,125,113)	(51,269)	(151,183)	(660,895)	(2,748,223)

	GGTC6	GVUG2	GVUGL	EIF2	MSBF	NVRE1	NVRE2	AMTG

Investment Activity:
Reinvested dividends	$-	-	-	2,947,677	4,252,913	25,041	50,334	-
Mortality and expense risk charges (note 2)	(147,037)	(311,336)	(71,465)	(3,075,572)	(900,043)	(4,443)	(12,651)	(1,396,437)

Net investment income (loss)	(147,037)	(311,336)	(71,465)	(127,895)	3,352,870	20,598	37,683	(1,396,437)

Proceeds from mutual fund shares sold	7,504,762	4,421,298	2,861,455	181,737,547	17,189,519	457,065	378,912	19,399,836
Cost of mutual fund shares sold	(8,742,220)	(5,543,853)	(3,598,688)	(222,083,744)	(19,658,895)	(556,770)	(524,207)	(10,626,989)

Realized gain (loss) on investments	(1,237,458)	(1,122,555)	(737,233)	(40,346,197)	(2,469,376)	(99,705)	(145,295)	8,772,847
Change in unrealized gain (loss) on investments	(6,238,541)	(12,259,077)	(2,929,553)	(38,696,150)	(14,608,639)	(328,498)	(875,516)	(65,611,990)

Net gain (loss) on investments	(7,475,999)	(13,381,632)	(3,666,786)	(79,042,347)	(17,078,015)	(428,203)	(1,020,811)	(56,839,143)

Reinvested capital gains	1,280,684	3,863,225	1,066,610	1,829,623	1,473,787	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(6,342,352)	(9,829,743)	(2,671,641)	(77,340,619)	(12,251,358)	(407,605)	(983,128)	(58,235,580)

(Continued)

22

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

	AMGP	AMINS	AMMCGS	AMTP	AMRS	AMFAS	AMSRS	OVMS

Investment Activity:
Reinvested dividends	$64,410	316	-	685,345	125,657	-	793,757	2,760,866
Mortality and expense risk charges (note 2)	(160,058)	(2,790,157)	(119,115)	(1,846,237)	(208,506)	(86,385)	(5,169,680)	(1,234,310)

Net investment income (loss)	(95,648)	(2,789,841)	(119,115)	(1,160,892)	(82,849)	(86,385)	(4,375,923)	1,526,556

Proceeds from mutual fund shares sold	2,879,258	293,711,542	2,549,722	25,575,018	4,492,261	1,760,273	481,799,210	21,954,995
Cost of mutual fund shares sold	(1,953,041)	(333,425,786)	(1,726,016)	(25,144,677)	(5,067,393)	(1,971,377)	(482,749,809)	(27,230,865)

Realized gain (loss) on investments	926,217	(39,714,244)	823,706	430,341	(575,132)	(211,104)	(950,599)	(5,275,870)
Change in unrealized gain (loss) on investments	(6,509,053)	4,414,284	(4,987,095)	(108,474,235)	(6,852,966)	(2,468,343)	(50,706,776)	(48,998,634)

Net gain (loss) on investments	(5,582,836)	(35,299,960)	(4,163,389)	(108,043,894)	(7,428,098)	(2,679,447)	(51,657,375)	(54,274,504)

Reinvested capital gains	441,400	1,035	-	21,625,094	27,332	187,423	2,713,949	6,658,903

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,237,084)	(38,088,766)	(4,282,504)	(87,579,692)	(7,483,615)	(2,578,409)	(53,319,349)	(46,089,045)

	OVCAFS	OVGR	OVB	OVGS3	OVGS4	OVGS	OVGSS	OVHI3

Investment Activity:
Reinvested dividends	$-	100,573	3,993,920	1,359,248	1,006,045	2,984,617	200,198	30,010
Mortality and expense risk charges (note 2)	(858,109)	(889,903)	(1,119,851)	(1,134,110)	(1,182,296)	(2,460,942)	(219,888)	(8,648)

Net investment income (loss)	(858,109)	(789,330)	2,874,069	225,138	(176,251)	523,675	(19,690)	21,362

Proceeds from mutual fund shares sold	9,680,576	13,825,297	21,159,501	15,819,403	12,940,849	42,285,108	3,823,128	545,473
Cost of mutual fund shares sold	(8,895,092)	(11,225,360)	(23,976,514)	(12,700,264)	(13,494,608)	(27,714,019)	(3,617,609)	(849,648)

Realized gain (loss) on investments	785,484	2,599,937	(2,817,013)	3,119,139	(553,759)	14,571,089	205,519	(304,175)
Change in unrealized gain (loss) on investments	(30,391,351)	(38,741,679)	(34,742,735)	(52,083,596)	(45,533,159)	(119,409,989)	(8,774,045)	(388,706)

Net gain (loss) on investments	(29,605,867)	(36,141,742)	(37,559,748)	(48,964,457)	(46,086,918)	(104,838,900)	(8,568,526)	(692,881)

Reinvested capital gains	-	-	-	5,983,984	5,591,832	13,114,068	1,073,516	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(30,463,976)	(36,931,072)	(34,685,679)	(42,755,335)	(40,671,337)	(91,201,157)	(7,514,700)	(671,519)

(Continued)

23

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

	OVHI4	OVHI	OVHIS	OVSC	OVSCS	OVGI	OVGIS	OVAG

Investment Activity:
Reinvested dividends	$611,212	28,849	1,283,577	19,950	471,192	315,774	4,577,435	-
Mortality and expense risk charges (note 2)	(166,606)	(4,335)	(259,399)	(51,277)	(2,846,246)	(266,407)	(6,632,658)	(162,354)

Net investment income (loss)	444,606	24,514	1,024,178	(31,327)	(2,375,054)	49,367	(2,055,223)	(162,354)

Proceeds from mutual fund shares sold	8,072,499	171,319	6,836,489	1,416,795	40,762,932	4,802,428	38,687,998	2,826,008
Cost of mutual fund shares sold	(11,343,624)	(294,645)	(9,001,693)	(1,774,357)	(47,184,869)	(4,363,379)	(43,338,028)	(2,628,523)

Realized gain (loss) on investments	(3,271,125)	(123,326)	(2,165,204)	(357,562)	(6,421,937)	439,049	(4,650,030)	197,485
Change in unrealized gain (loss) on investments	(6,889,235)	(193,406)	(14,303,261)	(1,543,450)	(71,083,896)	(11,241,564)	(195,684,358)	(7,546,706)

Net gain (loss) on investments	(10,160,360)	(316,732)	(16,468,465)	(1,901,012)	(77,505,833)	(10,802,515)	(200,334,388)	(7,349,221)

Reinvested capital gains	-	-	-	221,525	9,799,136	1,372,064	24,059,956	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(9,715,754)	(292,218)	(15,444,287)	(1,710,814)	(70,081,751)	(9,381,084)	(178,329,655)	(7,511,575)

	PISVP1	PVGIB	PVTIGB	PVTVB	TRBCG2	TREI2	TRLT2	DSRG

Investment Activity:
Reinvested dividends	$5,737	113,249	25,037	-	219,402	1,602,003	1,617,561	439,644
Mortality and expense risk charges (note 2)	(9,390)	(82,771)	(17,157)	(29,047)	(3,294,869)	(1,131,418)	(733,066)	(750,646)

Net investment income (loss)	(3,653)	30,478	7,880	(29,047)	(3,075,467)	470,585	884,495	(311,002)

Proceeds from mutual fund shares sold	110,001	1,332,789	197,904	325,134	10,628,647	5,048,887	9,970,329	11,435,580
Cost of mutual fund shares sold	(202,858)	(1,943,011)	(185,588)	(361,690)	(11,970,584)	(6,095,594)	(9,998,992)	(17,512,490)

Realized gain (loss) on investments	(92,857)	(610,222)	12,316	(36,556)	(1,341,937)	(1,046,707)	(28,663)	(6,076,910)
Change in unrealized gain (loss) on investments	(490,494)	(2,900,852)	(833,657)	(756,377)	(101,401,814)	(34,340,847)	(1,262,177)	(16,689,844)

Net gain (loss) on investments	(583,351)	(3,511,074)	(821,341)	(792,933)	(102,743,751)	(35,387,554)	(1,290,840)	(22,766,754)

Reinvested capital gains	153,345	973,768	192,364	-	-	2,107,353	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(433,659)	(2,506,828)	(621,097)	(821,980)	(105,819,218)	(32,809,616)	(406,345)	(23,077,756)

(Continued)

24

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

	VWBFR	VWBF	VWEMR	VWEM	VWHAR	VWHA	MSVFI	MSVF2

Investment Activity:
Reinvested dividends	$737,048	1,575,185	-	-	147,703	150,802	155,633	11,110,613
Mortality and expense risk charges (note 2)	(122,540)	(232,000)	(276,248)	(380,161)	(564,132)	(651,055)	(46,668)	(4,708,310)

Net investment income (loss)	614,508	1,343,185	(276,248)	(380,161)	(416,429)	(500,253)	108,965	6,402,303

Proceeds from mutual fund shares sold	5,202,015	4,343,785	12,001,322	6,865,677	15,170,674	10,631,149	1,784,492	82,755,990
Cost of mutual fund shares sold	(5,244,963)	(4,714,974)	(18,922,758)	(6,958,074)	(14,883,270)	(4,668,409)	(1,903,525)	(88,057,594)

Realized gain (loss) on investments	(42,948)	(371,189)	(6,921,436)	(92,397)	287,404	5,962,740	(119,033)	(5,301,604)
Change in unrealized gain (loss) on investments	(458,896)	(583,411)	(22,684,555)	(40,435,269)	(27,898,131)	(37,368,416)	(437,219)	(36,033,941)

Net gain (loss) on investments	(501,844)	(954,600)	(29,605,991)	(40,527,666)	(27,610,727)	(31,405,676)	(556,252)	(41,335,545)

Reinvested capital gains	-	-	11,631,611	15,223,007	6,617,535	8,257,790	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$112,664	388,585	(18,250,628)	(25,684,820)	(21,409,621)	(23,648,139)	(447,287)	(34,933,242)

	MSEM	MSEMB	MSVRE	MSVREB	VYDS	SVDF	WFVLCG	WFVMM

Investment Activity:
Reinvested dividends	$412,398	120,393	3,346,870	1,974,939	6,262	-	293	1,131
Mortality and expense risk charges (note 2)	(77,277)	(24,848)	(1,319,140)	(1,084,623)	(11,745)	(713,564)	(2,270)	(878)

Net investment income (loss)	335,121	95,545	2,027,730	890,316	(5,483)	(713,564)	(1,977)	253

Proceeds from mutual fund shares sold	1,821,006	391,701	26,179,740	23,033,354	181,637	10,757,175	11,800	3,106
Cost of mutual fund shares sold	(2,123,013)	(480,736)	(23,803,400)	(34,033,073)	(166,669)	(7,192,922)	(11,191)	(3,106)

Realized gain (loss) on investments	(302,007)	(89,035)	2,376,340	(10,999,719)	14,968	3,564,253	609	-
Change in unrealized gain (loss) on investments	(1,228,571)	(357,750)	(81,704,272)	(48,143,342)	(507,003)	(31,921,510)	(51,732)	-

Net gain (loss) on investments	(1,530,578)	(446,785)	(79,327,932)	(59,143,061)	(492,035)	(28,357,257)	(51,123)	-

Reinvested capital gains	238,029	70,024	36,706,467	27,428,028	127,929	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(957,428)	(281,216)	(40,593,735)	(30,824,717)	(369,589)	(29,070,821)	(53,100)	253

(Continued)

25

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

	SVOF	WFVSMV	WFVTRB

Investment Activity:
Reinvested dividends	$4,379,091	-	1,107
Mortality and expense risk charges (note 2)	(3,073,319)	(87)	(266)

Net investment income (loss)	1,305,772	(87)	841

Proceeds from mutual fund shares sold	43,614,107	1,781	266
Cost of mutual fund shares sold	(50,706,807)	(2,091)	(267)

Realized gain (loss) on investments	(7,092,700)	(310)	(1)
Change in unrealized gain (loss) on investments	(152,729,190)	(6,144)	(559)

Net gain (loss) on investments	(159,821,890)	(6,454)	(560)

Reinvested capital gains	51,688,115	2,098	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(106,828,003)	(4,443)	281

See accompanying notes to financial statements.

26

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2008 and 2007

	Total		AVBV2		AVCA2		AVCD2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$126,228,065	77,413,198	(428,899)	(693,037)	(215,299)	(270,276)	(335,078)	(429,544)
Realized gain (loss) on investments	(310,427,981)	485,395,129	(980,116)	1,490,822	87,480	510,756	(849,393)	4,782,696
Change in unrealized gain (loss) on investments	(8,653,538,654)	(217,917,170)	(30,516,067)	(3,913,690)	(6,888,377)	1,229,188	(13,524,418)	(4,096,869)
Reinvested capital gains	1,250,139,523	884,447,637	6,864,081	3,025,887	-	-	2,534,704	1,987,004

Net increase (decrease) in contract owners’ equity resulting from operations	(7,587,599,047)	1,229,338,794	(25,061,001)	(90,018)	(7,016,196)	1,469,668	(12,174,185)	2,243,287

Equity transactions:
Purchase payments received from contract owners (note 3)	3,842,471,180	5,383,787,102	1,909,197	5,491,976	747,816	1,949,580	2,308,849	5,068,365
Transfers between funds	-	-	(2,612,477)	(4,067,516)	(2,274,283)	976,741	(2,556,881)	1,128,624
Redemptions (note 3)	(2,376,357,188)	(2,290,276,483)	(3,601,566)	(3,384,442)	(1,418,392)	(1,139,095)	(1,721,565)	(2,375,924)
Annuity benefits	(2,149,504)	(2,273,176)	(6,468)	(9)	(1,368)	(500)	-	-
Contract maintenance charges (note 2)	(23,305,962)	(10,969,296)	(10,992)	(6,533)	(2,937)	(2,182)	(9,692)	(3,316)
Contingent deferred sales charges (note 2)	(21,839,980)	(14,863,496)	(54,007)	(59,115)	(17,143)	(19,187)	(35,193)	(50,013)
Adjustments to maintain reserves	627	(199,934)	(926)	(1,230)	(487)	(375)	(190)	(1,071)

Net equity transactions	1,418,819,173	3,065,204,717	(4,377,239)	(2,026,869)	(2,966,794)	1,764,982	(2,014,672)	3,766,665

Net change in contract owners’ equity	(6,168,779,874)	4,294,543,511	(29,438,240)	(2,116,887)	(9,982,990)	3,234,650	(14,188,857)	6,009,952
Contract owners’ equity beginning of period	22,175,260,947	17,880,717,436	50,652,126	52,769,013	17,639,514	14,404,864	27,002,291	20,992,339

Contract owners’ equity end of period	$16,006,481,073	22,175,260,947	21,213,886	50,652,126	7,656,524	17,639,514	12,813,434	27,002,291

CHANGES IN UNITS:
Beginning units	1,216,943,704	932,018,159	2,902,901	3,021,464	1,044,738	936,992	1,288,902	1,088,041
Units purchased	851,755,113	753,989,495	488,063	531,430	156,250	340,425	370,858	1,170,724
Units redeemed	(614,133,702)	(469,063,950)	(821,583)	(649,993)	(396,224)	(232,679)	(483,036)	(969,863)

Ending units	1,454,565,115	1,216,943,704	2,569,381	2,902,901	804,764	1,044,738	1,176,724	1,288,902

(Continued)

27

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ALBS		ALMCS		ALVGIB		ALVSVB

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(2,305)	(2,614)	(6,746)	(7,633)	35,630	(79,178)	(131,725)	(77,905)
Realized gain (loss) on investments	(4,584)	21,314	(149,290)	(11,115)	(777,482)	1,197,419	(1,592,136)	475,856
Change in unrealized gain (loss) on investments	(108,519)	6,981	(555,854)	113,309	(9,465,089)	(1,435,206)	(5,296,111)	(954,005)
Reinvested capital gains	25,679	8,320	214,876	84,212	2,653,838	1,069,949	669,521	616,957

Net increase (decrease) in contract owners’ equity resulting from operations	(89,729)	34,001	(497,014)	178,773	(7,553,103)	752,984	(6,350,451)	60,903

Equity transactions:
Purchase payments received from contract owners (note 3)	-	39,613	6,553	99,026	181,053	253,983	2,587,624	108,605
Transfers between funds	(54,028)	8,464	(60,412)	75,806	(1,323,322)	(2,649,285)	9,031,174	(361,374)
Redemptions (note 3)	(384)	(370)	(139,531)	(3,270)	(1,651,289)	(1,640,339)	(1,221,058)	(724,985)
Annuity benefits	-	-	-	-	-	-	(1,307)	(1,551)
Contract maintenance charges (note 2)	(5)	(5)	(12)	(7)	(1,315)	(1,614)	(1,650)	(456)
Contingent deferred sales charges (note 2)	-	-	-	-	(15,630)	(23,593)	(15,711)	(13,376)
Adjustments to maintain reserves	(20)	33	(3)	(34)	(113)	(2,679)	(87)	388

Net equity transactions	(54,437)	47,735	(193,405)	171,521	(2,810,616)	(4,063,527)	10,378,985	(992,749)

Net change in contract owners’ equity	(144,166)	81,736	(690,419)	350,294	(10,363,719)	(3,310,543)	4,028,534	(931,846)
Contract owners’ equity beginning of period	317,270	235,534	958,371	608,077	19,731,218	23,041,761	7,816,800	8,748,646

Contract owners’ equity end of period	$173,104	317,270	267,952	958,371	9,367,499	19,731,218	11,845,334	7,816,800

CHANGES IN UNITS:
Beginning units	23,143	19,445	52,160	42,969	1,095,470	1,318,088	394,975	436,802
Units purchased	6,639	27,487	6,910	43,504	57,087	50,237	979,830	100,417
Units redeemed	(11,066)	(23,789)	(23,607)	(34,313)	(260,779)	(272,855)	(439,948)	(142,244)

Ending units	18,716	23,143	35,463	52,160	891,778	1,095,470	934,857	394,975

(Continued)

28

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ACVB		ACVCA		ACVIG		ACVIG2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$768,191	618,549	(1,575,013)	(1,909,097)	190,085	212,814	29,802	19,738
Realized gain (loss) on investments	(1,104,791)	(142,185)	5,473,465	7,091,532	208,041	3,063,481	(137,133)	769,609
Change in unrealized gain (loss) on investments	(17,216,134)	(1,703,985)	(82,357,794)	46,411,032	(13,619,377)	(3,535,813)	(5,069,288)	(980,678)
Reinvested capital gains	4,415,765	3,985,043	9,948,547	-	3,083,841	-	1,184,600	-

Net increase (decrease) in contract owners’ equity resulting from operations	(13,136,969)	2,757,422	(68,510,795)	51,593,467	(10,137,410)	(259,518)	(3,992,019)	(191,331)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,334,843	2,152,150	2,200,741	2,646,596	1,249,253	1,956,626	160,347	205,377
Transfers between funds	(2,815,950)	(2,940,683)	(6,497,441)	4,758,532	(2,075,781)	(1,863,837)	(1,023,013)	(1,574,342)
Redemptions (note 3)	(10,653,581)	(14,550,008)	(16,686,951)	(23,520,062)	(4,593,071)	(7,643,389)	(824,435)	(995,324)
Annuity benefits	(14,148)	(5,950)	(30,100)	(31,162)	(9,324)	(12,628)	-	-
Contract maintenance charges (note 2)	(31,189)	(35,461)	(74,252)	(79,717)	(14,945)	(18,907)	(1,313)	(1,439)
Contingent deferred sales charges (note 2)	(19,145)	(23,998)	(20,604)	(44,600)	(20,251)	(25,724)	(9,720)	(10,420)
Adjustments to maintain reserves	(5,796)	(3,911)	(3,448)	275	3	(519)	(324)	(383)

Net equity transactions	(12,204,966)	(15,407,861)	(21,112,055)	(16,270,138)	(5,464,116)	(7,608,378)	(1,698,458)	(2,376,531)

Net change in contract owners’ equity	(25,341,935)	(12,650,439)	(89,622,850)	35,323,329	(15,601,526)	(7,867,896)	(5,690,477)	(2,567,862)
Contract owners’ equity beginning of period	68,777,460	81,427,899	160,161,645	124,838,316	32,075,167	39,943,063	12,216,196	14,784,058

Contract owners’ equity end of period	$43,435,525	68,777,460	70,538,795	160,161,645	16,473,641	32,075,167	6,525,719	12,216,196

CHANGES IN UNITS:
Beginning units	2,885,081	3,544,356	3,530,839	3,982,752	2,391,422	2,937,946	727,674	861,606
Units purchased	149,630	164,132	237,473	518,243	212,092	294,916	35,352	70,272
Units redeemed	(720,378)	(823,407)	(885,850)	(970,156)	(701,016)	(841,440)	(160,775)	(204,204)

Ending units	2,314,333	2,885,081	2,882,462	3,530,839	1,902,498	2,391,422	602,251	727,674

(Continued)

29

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ACVIP2		ACVI		ACVI2		ACVI3

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$3,487,871	2,182,688	(216,363)	(401,954)	(21,411)	(32,076)	(124,113)	(218,644)
Realized gain (loss) on investments	(850,110)	(141,095)	2,950,088	6,609,226	105,657	148,910	1,841,427	3,501,478
Change in unrealized gain (loss) on investments	(8,364,625)	3,465,401	(31,398,271)	3,452,959	(1,847,797)	398,558	(18,705,807)	1,851,629
Reinvested capital gains	-	-	4,385,457	-	268,891	-	2,548,520	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,726,864)	5,506,994	(24,279,089)	9,660,231	(1,494,660)	515,392	(14,439,973)	5,134,463

Equity transactions:
Purchase payments received from contract owners (note 3)	16,337,034	7,128,502	29,167	624	-	72	2,021,786	2,506,015
Transfers between funds	49,176,521	244,494	(1,873,224)	(3,568,605)	(115,871)	(131,906)	(1,527,717)	(19,795)
Redemptions (note 3)	(18,196,008)	(7,731,076)	(7,544,488)	(11,335,017)	(312,236)	(191,148)	(4,723,752)	(6,281,026)
Annuity benefits	(17,191)	(3,423)	(16,625)	(18,494)	-	-	(3,739)	(4,649)
Contract maintenance charges (note 2)	(43,400)	(9,157)	(21,043)	(25,454)	(382)	(440)	(10,257)	(11,550)
Contingent deferred sales charges (note 2)	(150,711)	(57,153)	(5,706)	(12,760)	(3,625)	(2,132)	(26,291)	(28,407)
Adjustments to maintain reserves	(1,513)	(2,868)	(1,988)	1,448	(63)	(46)	(150)	(128)

Net equity transactions	47,104,732	(430,681)	(9,433,907)	(14,958,258)	(432,177)	(325,600)	(4,270,120)	(3,839,540)

Net change in contract owners’ equity	41,377,868	5,076,313	(33,712,996)	(5,298,027)	(1,926,837)	189,792	(18,710,093)	1,294,923
Contract owners’ equity beginning of period	79,642,850	74,566,537	60,218,672	65,516,699	3,551,239	3,361,447	34,091,343	32,796,420

Contract owners’ equity end of period	$121,020,718	79,642,850	26,505,676	60,218,672	1,624,402	3,551,239	15,381,250	34,091,343

CHANGES IN UNITS:
Beginning units	6,820,642	6,878,406	2,292,787	2,905,577	152,551	167,745	1,893,113	2,121,586
Units purchased	9,379,817	2,483,250	25	-	-	4	286,486	391,938
Units redeemed	(5,491,222)	(2,541,014)	(440,067)	(612,790)	(24,032)	(15,198)	(610,828)	(620,411)

Ending units	10,709,237	6,820,642	1,852,745	2,292,787	128,519	152,551	1,568,771	1,893,113

(Continued)

30

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ACVI4		ACVMV1		ACVMV2		ACVU1

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(133,561)	(145,512)	(66,524)	(45,770)	(829,196)	(324,984)	(39,139)	(55,577)
Realized gain (loss) on investments	751,428	951,213	(854,150)	183,929	(7,112,926)	1,165,306	(160,010)	123,513
Change in unrealized gain (loss) on investments	(10,985,764)	1,026,391	(803,204)	(576,330)	(5,479,215)	(2,761,280)	(1,877,650)	665,830
Reinvested capital gains	1,584,327	-	-	58,875	-	233,279	511,993	-

Net increase (decrease) in contract owners’ equity resulting from operations	(8,783,570)	1,832,092	(1,723,878)	(379,296)	(13,421,337)	(1,687,679)	(1,564,806)	733,766

Equity transactions:
Purchase payments received from contract owners (note 3)	1,485,832	2,747,769	297,075	571,041	10,824,397	10,184,886	206,585	268,221
Transfers between funds	(1,513,937)	4,306,639	1,098,432	2,990,853	6,157,103	4,254,320	(738,829)	145,297
Redemptions (note 3)	(1,335,186)	(992,288)	(968,838)	(673,127)	(3,575,869)	(1,491,203)	(631,416)	(927,937)
Annuity benefits	-	-	(583)	(413)	(76)	(14)	-	-
Contract maintenance charges (note 2)	(6,608)	(1,279)	(2,172)	(1,988)	(46,525)	(2,369)	(1,912)	(2,191)
Contingent deferred sales charges (note 2)	(18,299)	(8,646)	(2,395)	(1,871)	(70,081)	(20,016)	(3,698)	(5,782)
Adjustments to maintain reserves	(476)	(312)	(4)	(890)	(582)	(726)	(56)	(84)

Net equity transactions	(1,388,674)	6,051,883	421,515	2,883,605	13,288,367	12,924,878	(1,169,326)	(522,476)

Net change in contract owners’ equity	(10,172,244)	7,883,975	(1,302,363)	2,504,309	(132,970)	11,237,199	(2,734,132)	211,290
Contract owners’ equity beginning of period	19,305,697	11,421,722	5,814,970	3,310,661	27,830,529	16,593,330	4,581,136	4,369,846

Contract owners’ equity end of period	$9,133,453	19,305,697	4,512,607	5,814,970	27,697,559	27,830,529	1,847,004	4,581,136

CHANGES IN UNITS:
Beginning units	1,081,252	741,894	544,568	299,448	2,191,006	1,253,439	371,822	423,522
Units purchased	367,090	573,628	540,746	635,105	6,567,379	2,001,407	52,561	108,285
Units redeemed	(504,424)	(234,270)	(519,114)	(389,985)	(5,808,519)	(1,063,840)	(164,919)	(159,985)

Ending units	943,918	1,081,252	566,200	544,568	2,949,866	2,191,006	259,464	371,822

(Continued)

31

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ACVU2		ACVV		ACVV2		ACVVS1

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(213,195)	(266,453)	1,066,775	469,525	559,190	(176,377)	(102,981)	(75,605)
Realized gain (loss) on investments	(322,735)	330,099	(4,301,880)	9,598,435	(7,305,365)	360,924	(795,743)	477,054
Change in unrealized gain (loss) on investments	(8,385,285)	2,660,033	(35,779,967)	(29,809,947)	(31,535,146)	(16,245,949)	(4,296,789)	987,151
Reinvested capital gains	2,339,161	-	11,805,540	12,263,481	10,753,584	8,796,015	440,464	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6,582,054)	2,723,679	(27,209,532)	(7,478,506)	(27,527,737)	(7,265,387)	(4,755,049)	1,388,600

Equity transactions:
Purchase payments received from contract owners (note 3)	263,514	592,859	3,710,303	6,043,313	7,568,576	19,940,784	462,143	285,619
Transfers between funds	(1,378,995)	(313,951)	(10,174,729)	(13,596,891)	(30,522)	(10,105,311)	(3,450,251)	11,726,422
Redemptions (note 3)	(1,445,503)	(991,683)	(15,459,272)	(25,715,312)	(7,506,778)	(6,503,115)	(1,028,529)	(1,027,911)
Annuity benefits	(6,086)	-	(31,982)	(42,121)	(6,538)	(7,593)	(359)	-
Contract maintenance charges (note 2)	(2,170)	(2,156)	(41,310)	(51,366)	(36,824)	(12,631)	(2,988)	(1,326)
Contingent deferred sales charges (note 2)	(22,156)	(20,329)	(47,861)	(62,941)	(126,133)	(121,106)	(1,609)	(2,245)
Adjustments to maintain reserves	(433)	(763)	3,193	8,322	(578)	(1,741)	1,042	(66)

Net equity transactions	(2,591,829)	(736,023)	(22,041,658)	(33,416,996)	(138,797)	3,189,287	(4,020,551)	10,980,493

Net change in contract owners’ equity	(9,173,883)	1,987,656	(49,251,190)	(40,895,502)	(27,666,534)	(4,076,100)	(8,775,600)	12,369,093
Contract owners’ equity beginning of period	17,056,680	15,069,024	112,653,074	153,548,576	99,983,420	104,059,520	12,519,496	150,403

Contract owners’ equity end of period	$7,882,797	17,056,680	63,401,884	112,653,074	72,316,886	99,983,420	3,743,896	12,519,496

CHANGES IN UNITS:
Beginning units	1,079,627	1,132,582	4,831,480	6,165,160	5,881,576	5,699,037	951,361	15,762
Units purchased	195,819	180,174	484,315	693,676	2,046,396	1,890,605	485,752	1,521,816
Units redeemed	(406,930)	(233,129)	(1,552,054)	(2,027,356)	(2,011,068)	(1,708,066)	(876,626)	(586,217)

Ending units	868,516	1,079,627	3,763,741	4,831,480	5,916,904	5,881,576	560,487	951,361

(Continued)

32

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ACVVS2		AFGF		AFHY		AFGC

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(412,904)	(275,300)	(33,996)	(66,475)	40,903	137,895	23,930	93,791
Realized gain (loss) on investments	(3,006,762)	933,269	(203,295)	(100,047)	(112,801)	34,710	(9,493)	(9,996)
Change in unrealized gain (loss) on investments	(13,687,213)	3,233,694	(8,557,306)	902,392	(66,558)	(139,329)	79,800	(1,552)
Reinvested capital gains	1,199,839	-	1,504,481	1,271,561	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(15,907,040)	3,891,663	(7,290,116)	2,007,431	(138,456)	33,276	94,237	82,243

Equity transactions:
Purchase payments received from contract owners (note 3)	2,968,968	6,978,160	61,398	116,923	2,469	13,231	43,875	2,744
Transfers between funds	(9,785,775)	26,192,187	(185,975)	(638,499)	87,135	117,519	202,246	(38,480)
Redemptions (note 3)	(2,609,875)	(1,996,213)	(1,301,749)	(2,726,132)	(102,509)	(155,659)	(272,926)	(347,846)
Annuity benefits	-	-	(667)	(786)	(2,852)	(8,268)	(1,585)	(5,171)
Contract maintenance charges (note 2)	(9,137)	(628)	(5,075)	(5,928)	(561)	(644)	(946)	(1,016)
Contingent deferred sales charges (note 2)	(71,144)	(64,323)	(1,883)	(5,694)	(445)	(144)	(188)	(36)
Adjustments to maintain reserves	(332)	(326)	229	402	373	647	147	50

Net equity transactions	(9,507,295)	31,108,857	(1,433,722)	(3,259,714)	(16,390)	(33,318)	(29,377)	(389,755)

Net change in contract owners’ equity	(25,414,335)	35,000,520	(8,723,838)	(1,252,283)	(154,846)	(42)	64,860	(307,512)
Contract owners’ equity beginning of period	37,937,432	2,936,912	17,586,233	18,838,516	1,457,104	1,457,146	1,455,245	1,762,757

Contract owners’ equity end of period	$12,523,097	37,937,432	8,862,395	17,586,233	1,302,258	1,457,104	1,520,105	1,455,245

CHANGES IN UNITS:
Beginning units	2,291,468	242,388	204,499	243,531	35,586	35,506	49,215	62,699
Units purchased	1,475,763	2,821,443	1,406	1,475	65,926	54,582	11,737	1,843
Units redeemed	(2,267,374)	(772,363)	(20,018)	(40,507)	(59,149)	(54,502)	(12,607)	(15,327)

Ending units	1,499,857	2,291,468	185,887	204,499	42,363	35,586	48,345	49,215

(Continued)

33

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	CHSMM		WVCP		WIEP		WSCP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$253,898	697,675	10,018	(52,984)	98,226	(135,165)	(620,002)	(991,391)
Realized gain (loss) on investments	-	-	62,433	436,074	1,819,938	3,944,993	3,205,001	5,787,037
Change in unrealized gain (loss) on investments	-	-	(1,453,797)	(529,304)	(16,519,318)	1,913,594	(22,557,519)	(5,736,186)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	253,898	697,675	(1,381,346)	(146,214)	(14,601,154)	5,723,422	(19,972,520)	(940,540)

Equity transactions:
Purchase payments received from contract owners (note 3)	9,962,432	16,682,708	-	(14)	598	(223)	1,694,645	2,238,058
Transfers between funds	(1,639,364)	(11,848,998)	(99,463)	(316,739)	(1,133,926)	(1,511,923)	(3,587,750)	(5,447,253)
Redemptions (note 3)	(4,945,856)	(750,909)	(295,926)	(720,027)	(4,085,991)	(7,100,252)	(7,660,323)	(13,676,975)
Annuity benefits	(31,171)	(31,426)	(293)	(1,477)	(9,663)	(11,624)	(3,488)	(5,787)
Contract maintenance charges (note 2)	(972)	(869)	(1,817)	(2,496)	(13,018)	(15,210)	(29,426)	(36,099)
Contingent deferred sales charges (note 2)	-	-	(166)	(1,117)	(3,058)	(7,133)	(17,023)	(33,382)
Adjustments to maintain reserves	243	424	(242)	22	354	327	(784)	(474)

Net equity transactions	3,345,312	4,050,930	(397,907)	(1,041,848)	(5,244,704)	(8,646,038)	(9,604,149)	(16,961,912)

Net change in contract owners’ equity	3,599,210	4,748,605	(1,779,253)	(1,188,062)	(19,845,858)	(2,922,616)	(29,576,669)	(17,902,452)
Contract owners’ equity beginning of period	22,227,469	17,478,864	3,186,684	4,374,746	38,374,431	41,297,047	62,950,779	80,853,231

Contract owners’ equity end of period	$25,826,679	22,227,469	1,407,431	3,186,684	18,528,573	38,374,431	33,374,110	62,950,779

CHANGES IN UNITS:
Beginning units	2,030,093	1,650,023	219,613	285,608	2,123,568	2,629,775	3,619,869	4,550,318
Units purchased	1,563,593	2,170,101	-	2	-	-	159,549	193,707
Units redeemed	(1,225,845)	(1,790,031)	(34,987)	(65,997)	(361,684)	(506,207)	(806,052)	(1,124,156)

Ending units	2,367,841	2,030,093	184,626	219,613	1,761,884	2,123,568	2,973,366	3,619,869

(Continued)

34

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	DVSCS		DSIF		DSIFS		DCAP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(297,850)	(568,150)	2,582,898	1,702,520	252,035	(65,459)	245,544	118,620
Realized gain (loss) on investments	(3,516,194)	2,455,166	5,656,285	24,784,603	1,002,340	2,593,161	1,553,867	3,243,400
Change in unrealized gain (loss) on investments	(21,355,555)	(5,013,759)	(168,144,260)	(5,280,793)	(47,525,903)	1,445,442	(16,138,718)	(764,379)
Reinvested capital gains	6,476,393	2,189,792	-	-	-	-	2,604,428	-

Net increase (decrease) in contract owners’ equity resulting from operations	(18,693,206)	(936,951)	(159,905,077)	21,206,330	(46,271,528)	3,973,144	(11,734,879)	2,597,641

Equity transactions:
Purchase payments received from contract owners (note 3)	5,287,868	7,624,894	12,316,477	16,656,824	9,967,791	16,504,464	1,378,999	1,712,433
Transfers between funds	4,561,416	(4,262,537)	(16,341,811)	(25,968,939)	(4,029,597)	(4,769,132)	(1,566,848)	(2,887,234)
Redemptions (note 3)	(5,585,685)	(6,166,157)	(61,431,940)	(94,651,744)	(10,684,717)	(8,194,832)	(5,785,964)	(7,576,992)
Annuity benefits	(5,203)	(6,099)	(151,569)	(185,413)	(36,345)	(9,717)	(4,653)	(5,312)
Contract maintenance charges (note 2)	(15,192)	(12,508)	(210,970)	(254,516)	(22,521)	(16,579)	(19,321)	(22,507)
Contingent deferred sales charges (note 2)	(66,343)	(53,959)	(156,662)	(194,471)	(143,724)	(142,539)	(21,882)	(22,983)
Adjustments to maintain reserves	11,543	(696)	40,218	(6,384)	1,492	(874)	3,246	813

Net equity transactions	4,188,404	(2,877,062)	(65,936,257)	(104,604,643)	(4,947,621)	3,370,791	(6,016,423)	(8,801,782)

Net change in contract owners’ equity	(14,504,802)	(3,814,013)	(225,841,334)	(83,398,313)	(51,219,149)	7,343,935	(17,751,302)	(6,204,141)
Contract owners’ equity beginning of period	49,335,431	53,149,444	465,297,842	548,696,155	124,929,701	117,585,766	42,977,034	49,181,175

Contract owners’ equity end of period	$34,830,629	49,335,431	239,456,508	465,297,842	73,710,552	124,929,701	25,225,732	42,977,034

CHANGES IN UNITS:
Beginning units	2,789,752	3,003,653	14,260,866	17,471,027	7,232,672	7,034,417	2,667,862	3,227,567
Units purchased	1,571,725	686,685	901,740	993,906	1,795,788	1,528,406	259,379	235,278
Units redeemed	(1,511,555)	(900,586)	(3,333,298)	(4,204,067)	(2,124,671)	(1,330,151)	(675,347)	(794,983)

Ending units	2,849,922	2,789,752	11,829,308	14,260,866	6,903,789	7,232,672	2,251,894	2,667,862

(Continued)

35

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	DCAPS		DVDLS		DGI		FALFS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$15,292	(33,687)	(17,381)	(35,119)	(154,519)	(190,325)	(955)	(7,777)
Realized gain (loss) on investments	132,170	1,230,059	(471,383)	(122,864)	289,902	1,218,489	(319,001)	(10,298)
Change in unrealized gain (loss) on investments	(8,439,529)	(25,241)	(569,521)	(767,321)	(13,969,271)	(350,037)	(629,269)	(463,936)
Reinvested capital gains	1,429,961	-	109,712	510,033	2,875,266	1,493,814	395,831	242,233

Net increase (decrease) in contract owners’ equity resulting from operations	(6,862,106)	1,171,131	(948,573)	(415,271)	(10,958,622)	2,171,941	(553,394)	(239,778)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,801,955	1,670,025	16,386	51,666	863,225	1,253,719	35,715	55,265
Transfers between funds	3,009,492	(4,240,799)	(204,289)	(882,557)	(1,070,537)	(2,223,188)	(126,176)	(292,059)
Redemptions (note 3)	(1,596,643)	(1,336,835)	(241,992)	(505,113)	(4,036,911)	(6,123,237)	(250,624)	(135,357)
Annuity benefits	(10,838)	(12,231)	(80)	(147)	(707)	(253)	-	-
Contract maintenance charges (note 2)	(5,305)	(2,476)	(453)	(535)	(14,857)	(17,894)	(327)	(407)
Contingent deferred sales charges (note 2)	(27,844)	(30,536)	(3,884)	(9,329)	(10,118)	(11,539)	(3,429)	(2,799)
Adjustments to maintain reserves	(476)	(670)	(127)	(308)	(316)	(317)	2,258	1

Net equity transactions	3,170,341	(3,953,522)	(434,439)	(1,346,323)	(4,270,221)	(7,122,709)	(342,583)	(375,356)

Net change in contract owners’ equity	(3,691,765)	(2,782,391)	(1,383,012)	(1,761,594)	(15,228,843)	(4,950,768)	(895,977)	(615,134)
Contract owners’ equity beginning of period	22,189,811	24,972,202	2,615,040	4,376,634	29,322,317	34,273,085	1,796,271	2,411,405

Contract owners’ equity end of period	$18,498,046	22,189,811	1,232,028	2,615,040	14,093,474	29,322,317	900,294	1,796,271

CHANGES IN UNITS:
Beginning units	1,388,567	1,641,093	189,656	278,075	1,896,207	2,372,008	123,768	147,270
Units purchased	633,546	221,676	33,234	15,250	99,197	138,241	13,542	7,368
Units redeemed	(343,706)	(474,202)	(77,401)	(103,669)	(446,203)	(614,042)	(42,071)	(30,870)

Ending units	1,678,407	1,388,567	145,489	189,656	1,549,201	1,896,207	95,239	123,768

(Continued)

36

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FCA2S		FVMOS		FQB		FQBS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(40,278)	(33,938)	(66,537)	(21,841)	626,415	504,947	1,821,339	1,487,892
Realized gain (loss) on investments	74,309	169,112	(782,026)	(62,910)	(415,572)	(370,067)	(886,850)	(335,016)
Change in unrealized gain (loss) on investments	(993,863)	115,435	(255,965)	(80,754)	(1,429,335)	469,113	(6,204,635)	675,015
Reinvested capital gains	57,519	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(902,313)	250,609	(1,104,528)	(165,505)	(1,218,492)	603,993	(5,270,146)	1,827,891

Equity transactions:
Purchase payments received from contract owners (note 3)	46,785	33,041	392,337	1,320,499	682,154	822,035	4,553,687	6,956,938
Transfers between funds	(142,954)	(186,697)	8,099,609	(1,064,658)	(591,959)	2,084,685	(1,231,820)	(14,262)
Redemptions (note 3)	(191,860)	(155,237)	(1,362,130)	(499,766)	(3,190,091)	(3,229,978)	(6,367,770)	(3,762,736)
Annuity benefits	-	-	-	-	(628)	(648)	-	-
Contract maintenance charges (note 2)	(368)	(342)	(1,634)	(197)	(6,742)	(6,537)	(13,411)	(4,764)
Contingent deferred sales charges (note 2)	(1,902)	(2,705)	(16,249)	(3,714)	(11,311)	(7,792)	(77,276)	(66,058)
Adjustments to maintain reserves	(198)	(116)	(1,312)	(161)	2,976	(127)	1,091	(925)

Net equity transactions	(290,497)	(312,056)	7,110,621	(247,997)	(3,115,601)	(338,362)	(3,135,499)	3,108,193

Net change in contract owners’ equity	(1,192,810)	(61,447)	6,006,093	(413,502)	(4,334,093)	265,631	(8,405,645)	4,936,084
Contract owners’ equity beginning of period	3,164,519	3,225,966	2,944,941	3,358,443	16,036,345	15,770,714	56,663,144	51,727,060

Contract owners’ equity end of period	$1,971,709	3,164,519	8,951,034	2,944,941	11,702,252	16,036,345	48,257,499	56,663,144

CHANGES IN UNITS:
Beginning units	192,944	212,094	295,662	326,855	1,330,368	1,361,037	5,168,222	4,875,943
Units purchased	17,557	18,628	2,376,509	387,050	431,388	646,485	1,451,987	1,423,771
Units redeemed	(36,515)	(37,778)	(1,753,712)	(418,243)	(700,470)	(677,154)	(1,775,828)	(1,131,492)

Ending units	173,986	192,944	918,459	295,662	1,061,286	1,330,368	4,844,381	5,168,222

(Continued)

37

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FEIP		FEI2		FGP		FG2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$5,677,503	2,995,154	922,667	92,924	(3,096,547)	(3,571,883)	(707,628)	(897,117)
Realized gain (loss) on investments	(22,853,554)	24,425,527	(5,151,988)	3,087,061	(38,233,407)	(42,957,388)	6,074,074	2,736,045
Change in unrealized gain (loss) on investments	(291,661,312)	(86,433,660)	(72,236,312)	(19,046,126)	(284,292,945)	209,381,825	(42,230,125)	11,949,939
Reinvested capital gains	644,601	66,552,673	147,652	14,939,748	-	613,327	-	57,287

Net increase (decrease) in contract owners’ equity resulting from operations	(308,192,762)	7,539,694	(76,317,981)	(926,393)	(325,622,899)	163,465,881	(36,863,679)	13,846,154

Equity transactions:
Purchase payments received from contract owners (note 3)	15,056,540	19,300,641	13,979,845	27,141,443	15,928,324	19,860,403	11,554,495	7,302,047
Transfers between funds	(30,606,125)	(30,635,671)	(6,409,760)	(8,257,031)	(22,846,169)	(32,437,815)	(21,081,780)	23,190,504
Redemptions (note 3)	(101,550,592)	(147,869,726)	(13,282,440)	(11,613,840)	(86,975,995)	(127,274,990)	(6,360,602)	(6,086,121)
Annuity benefits	(212,404)	(260,951)	(1,681)	(264)	(249,627)	(301,610)	(1,241)	(265)
Contract maintenance charges (note 2)	(298,088)	(364,544)	(46,832)	(17,067)	(366,984)	(421,427)	(11,925)	(6,506)
Contingent deferred sales charges (note 2)	(184,181)	(219,204)	(186,746)	(189,295)	(190,856)	(251,043)	(129,239)	(135,571)
Adjustments to maintain reserves	15,230	11,568	(927)	(2,493)	(9,836)	(12,473)	(637)	(981)

Net equity transactions	(117,779,620)	(160,037,887)	(5,948,541)	7,061,453	(94,711,143)	(140,838,955)	(16,030,929)	24,263,107

Net change in contract owners’ equity	(425,972,382)	(152,498,193)	(82,266,522)	6,135,060	(420,334,042)	22,626,926	(52,894,608)	38,109,261
Contract owners’ equity beginning of period	790,131,218	942,629,411	176,175,854	170,040,794	747,146,384	724,519,458	89,338,917	51,229,656

Contract owners’ equity end of period	$364,158,836	790,131,218	93,909,332	176,175,854	326,812,342	747,146,384	36,444,309	89,338,917

CHANGES IN UNITS:
Beginning units	16,421,321	19,837,866	9,650,205	9,285,688	12,473,199	15,379,782	4,763,730	3,396,781
Units purchased	496,435	701,813	2,227,397	2,386,885	479,120	638,127	2,037,068	2,778,168
Units redeemed	(3,669,599)	(4,118,358)	(2,734,670)	(2,022,368)	(2,637,203)	(3,544,710)	(3,050,263)	(1,411,219)

Ending units	13,248,157	16,421,321	9,142,932	9,650,205	10,315,116	12,473,199	3,750,535	4,763,730

(Continued)

38

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FHIP		FHIPR		FOP		FOPR

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$5,290,875	6,731,888	960,686	919,612	613,111	1,481,116	1,227,832	3,036,963
Realized gain (loss) on investments	(3,647,174)	(1,014,187)	(1,763,206)	(163,737)	2,224,031	6,851,811	6,254,700	15,212,922
Change in unrealized gain (loss) on investments	(23,167,718)	(3,213,240)	(2,437,907)	(927,735)	(41,003,814)	(2,461,123)	(82,518,425)	(5,920,382)
Reinvested capital gains	-	-	-	-	7,179,319	4,937,611	14,196,989	10,719,798

Net increase (decrease) in contract owners’ equity resulting from operations	(21,524,017)	2,504,461	(3,240,427)	(171,860)	(30,987,353)	10,809,415	(60,838,904)	23,049,301

Equity transactions:
Purchase payments received from contract owners (note 3)	897	1,356,902	2,490,054	2,036,790	4,566,925	5,478,045	(11,571)	33,919
Transfers between funds	(7,375,107)	(32,864,736)	4,981,696	12,741,219	(5,043,846)	(562,141)	(4,060,821)	(4,929,862)
Redemptions (note 3)	(14,961,277)	(24,416,043)	(2,179,479)	(2,409,590)	(9,493,858)	(12,645,384)	(16,807,021)	(25,565,742)
Annuity benefits	(11,911)	(17,044)	-	-	(2,336)	(1,367)	(25,661)	(35,793)
Contract maintenance charges (note 2)	(43,012)	(53,063)	(4,253)	(1,820)	(20,961)	(23,507)	(63,642)	(76,516)
Contingent deferred sales charges (note 2)	(23,303)	(43,593)	(7,054)	(2,128)	(32,545)	(47,528)	(10,816)	(25,077)
Adjustments to maintain reserves	(4,812)	1,254	16	7,298	(9,386)	22,881	2,591	(8,103)

Net equity transactions	(22,418,525)	(56,036,323)	5,280,980	12,371,769	(10,036,007)	(7,779,001)	(20,976,941)	(30,607,174)

Net change in contract owners’ equity	(43,942,542)	(53,531,862)	2,040,553	12,199,909	(41,023,360)	3,030,414	(81,815,845)	(7,557,873)
Contract owners’ equity beginning of period	100,103,750	153,635,612	12,199,909	-	75,578,818	72,548,404	150,627,421	158,185,294

Contract owners’ equity end of period	$56,161,208	100,103,750	14,240,462	12,199,909	34,555,458	75,578,818	68,811,576	150,627,421

CHANGES IN UNITS:
Beginning units	4,420,785	7,076,863	1,244,598	-	3,885,215	4,321,249	4,559,645	5,556,872
Units purchased	-	499,761	2,792,494	2,989,379	515,738	863,243	-	-
Units redeemed	(1,086,911)	(3,155,839)	(2,077,002)	(1,744,781)	(1,197,183)	(1,299,277)	(817,638)	(997,227)

Ending units	3,333,874	4,420,785	1,960,090	1,244,598	3,203,770	3,885,215	3,742,007	4,559,645

(Continued)

39

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FO2		FO2R		FAMP		FCP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$51,280	129,897	403,086	892,230	2,556,993	13,211,165	(2,198,685)	(3,214,011)
Realized gain (loss) on investments	87,804	482,769	778,749	3,107,671	(9,709,223)	(2,449,644)	(17,816,928)	31,808,380
Change in unrealized gain (loss) on investments	(4,593,216)	34,575	(38,945,580)	425,517	(90,964,532)	17,639,565	(275,843,406)	(93,687,021)
Reinvested capital gains	822,369	605,213	7,101,800	3,454,152	24,368,853	8,056,729	16,152,805	171,059,909

Net increase (decrease) in contract owners’ equity resulting from operations	(3,631,763)	1,252,454	(30,661,945)	7,879,570	(73,747,909)	36,457,815	(279,706,214)	105,967,257

Equity transactions:
Purchase payments received from contract owners (note 3)	(167)	-	9,704,743	12,104,049	5,213,048	6,023,184	16,761,861	21,316,246
Transfers between funds	(557,841)	(873,526)	(8,438,623)	7,490,542	(5,935,338)	(9,534,366)	(27,428,407)	(16,810,481)
Redemptions (note 3)	(473,569)	(397,450)	(6,502,983)	(4,835,717)	(37,525,307)	(46,666,315)	(83,447,730)	(124,597,427)
Annuity benefits	-	-	(7,195)	(8,406)	(55,470)	(56,534)	(126,245)	(129,623)
Contract maintenance charges (note 2)	(774)	(854)	(14,892)	(4,849)	(132,736)	(146,796)	(245,299)	(277,997)
Contingent deferred sales charges (note 2)	(7,550)	(3,020)	(60,537)	(88,045)	(41,623)	(58,951)	(169,102)	(238,305)
Adjustments to maintain reserves	(218)	(14)	(459)	(1,143)	(5,658)	3,565	7,927	3,590

Net equity transactions	(1,040,119)	(1,274,864)	(5,319,946)	14,656,431	(38,483,084)	(50,436,213)	(94,646,995)	(120,733,997)

Net change in contract owners’ equity	(4,671,882)	(22,410)	(35,981,891)	22,536,001	(112,230,993)	(13,978,398)	(374,353,209)	(14,766,740)
Contract owners’ equity beginning of period	8,701,501	8,723,911	71,531,400	48,995,399	273,081,048	287,059,446	707,372,081	722,138,821

Contract owners’ equity end of period	$4,029,619	8,701,501	35,549,509	71,531,400	160,850,055	273,081,048	333,018,872	707,372,081

CHANGES IN UNITS:
Beginning units	341,789	395,811	4,158,503	3,262,947	8,375,163	10,118,900	18,212,023	21,578,263
Units purchased	-	-	1,663,221	2,001,464	289,886	241,950	1,249,080	1,567,253
Units redeemed	(54,954)	(54,022)	(2,082,459)	(1,105,908)	(1,698,734)	(1,985,687)	(4,349,635)	(4,933,493)

Ending units	286,835	341,789	3,739,265	4,158,503	6,966,315	8,375,163	15,111,468	18,212,023

(Continued)

40

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FC2		FIGBS		FIGBP2		FGOP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(2,770,700)	(3,017,896)	573,111	493,230	9,553,189	3,080,879	(210,662)	(413,842)
Realized gain (loss) on investments	(12,810,315)	8,826,918	(193,446)	(200,098)	(4,179,131)	(1,658)	1,772,452	2,373,422
Change in unrealized gain (loss) on investments	(165,897,358)	(51,712,817)	(1,327,820)	236,054	(29,568,921)	5,288,689	(17,621,870)	3,988,330
Reinvested capital gains	9,589,329	97,774,253	16,585	-	351,270	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(171,889,044)	51,870,458	(931,570)	529,186	(23,843,593)	8,367,910	(16,060,080)	5,947,910

Equity transactions:
Purchase payments received from contract owners (note 3)	24,540,391	67,268,011	1,162,018	1,568,970	54,687,190	129,090,048	827,653	938,683
Transfers between funds	(22,808,450)	(13,029,550)	2,734,818	3,693,224	(36,533,551)	130,207,389	(1,519,935)	511,508
Redemptions (note 3)	(31,452,400)	(21,253,658)	(4,592,430)	(3,441,214)	(27,861,079)	(13,914,283)	(3,782,398)	(5,670,702)
Annuity benefits	(17,617)	(8,710)	(4,346)	(4,478)	(7,410)	(7,306)	-	(547)
Contract maintenance charges (note 2)	(65,845)	(34,466)	(7,149)	(5,677)	(980,104)	(289,833)	(14,775)	(17,715)
Contingent deferred sales charges (note 2)	(455,251)	(394,201)	(13,406)	(8,999)	(505,009)	(182,075)	(11,890)	(12,140)
Adjustments to maintain reserves	(1,646)	(4,781)	(98)	114	(1,076)	(3,732)	(44)	(248)

Net equity transactions	(30,260,818)	32,542,645	(720,593)	1,801,940	(11,201,039)	244,900,208	(4,501,389)	(4,251,161)

Net change in contract owners’ equity	(202,149,862)	84,413,103	(1,652,163)	2,331,126	(35,044,632)	253,268,118	(20,561,469)	1,696,749
Contract owners’ equity beginning of period	404,097,470	319,684,367	20,337,651	18,006,525	440,419,419	187,151,301	31,965,894	30,269,145

Contract owners’ equity end of period	$201,947,608	404,097,470	18,685,488	20,337,651	405,374,787	440,419,419	11,404,425	31,965,894

CHANGES IN UNITS:
Beginning units	18,440,700	16,826,492	1,827,483	1,663,367	39,988,032	17,350,200	2,355,583	2,712,499
Units purchased	3,715,233	5,959,072	790,286	780,274	11,211,521	25,764,127	255,235	299,340
Units redeemed	(5,817,564)	(4,344,864)	(856,904)	(616,158)	(12,404,128)	(3,126,295)	(717,512)	(656,256)

Ending units	16,338,369	18,440,700	1,760,865	1,827,483	38,795,425	39,988,032	1,893,306	2,355,583

(Continued)

41

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FMCS		FMC2		FVSS		FVSS2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(183,971)	(110,208)	(2,673,061)	(2,392,348)	(65,277)	(84,586)	(178,921)	(280,001)
Realized gain (loss) on investments	(1,347,315)	220,132	(5,827,333)	7,782,216	(1,887,361)	193,171	(2,317,552)	191,427
Change in unrealized gain (loss) on investments	(10,922,741)	736,988	(116,415,162)	1,323,816	(6,183,535)	(1,040,611)	(11,614,273)	(1,569,302)
Reinvested capital gains	2,951,026	1,197,867	31,427,590	17,794,132	2,098,363	1,660,822	3,632,807	2,754,390

Net increase (decrease) in contract owners’ equity resulting from operations	(9,503,001)	2,044,779	(93,487,966)	24,507,816	(6,037,810)	728,796	(10,477,939)	1,096,514

Equity transactions:
Purchase payments received from contract owners (note 3)	1,242,554	1,404,189	31,139,795	39,733,200	621,435	1,020,007	207,268	350,805
Transfers between funds	3,881,020	9,801,087	(15,335,365)	(6,889,505)	(1,670,391)	(203,694)	(2,333,561)	(1,457,584)
Redemptions (note 3)	(3,115,704)	(2,352,959)	(17,969,094)	(13,052,427)	(1,338,013)	(2,788,618)	(1,402,382)	(2,088,186)
Annuity benefits	(1,648)	(1,345)	(12,539)	(13,759)	(1,652)	(2,185)	-	-
Contract maintenance charges (note 2)	(7,176)	(5,295)	(69,752)	(18,182)	(4,279)	(6,146)	(2,429)	(3,124)
Contingent deferred sales charges (note 2)	(11,593)	(5,821)	(273,436)	(273,159)	(10,903)	(10,035)	(28,661)	(29,920)
Adjustments to maintain reserves	397	1,122	(3,479)	(3,858)	(82)	(62)	(389)	(692)

Net equity transactions	1,987,850	8,840,978	(2,523,870)	19,482,310	(2,403,885)	(1,990,733)	(3,560,154)	(3,228,701)

Net change in contract owners’ equity	(7,515,151)	10,885,757	(96,011,836)	43,990,126	(8,441,695)	(1,261,937)	(14,038,093)	(2,132,187)
Contract owners’ equity beginning of period	21,146,530	10,260,773	228,760,061	184,769,935	13,268,239	14,530,176	22,900,224	25,032,411

Contract owners’ equity end of period	$13,631,379	21,146,530	132,748,225	228,760,061	4,826,544	13,268,239	8,862,131	22,900,224

CHANGES IN UNITS:
Beginning units	1,880,661	1,041,179	8,968,155	8,219,016	841,048	959,780	1,045,050	1,184,531
Units purchased	974,883	1,436,561	3,298,099	3,375,566	126,574	493,569	104,473	233,355
Units redeemed	(824,655)	(597,079)	(3,487,133)	(2,626,427)	(332,690)	(612,301)	(304,847)	(372,836)

Ending units	2,030,889	1,880,661	8,779,121	8,968,155	634,932	841,048	844,676	1,045,050

(Continued)

42

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FNRS2		FF10S		FF10S2		FF20S

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(1,737,258)	(1,085,512)	81,885	70,444	458,338	208,068	91,404	64,766
Realized gain (loss) on investments	(2,801,675)	677,253	(296,731)	144,814	(138,352)	808,691	(274,304)	70,701
Change in unrealized gain (loss) on investments	(73,540,004)	22,153,876	(1,585,913)	(146,708)	(16,682,727)	220,289	(2,577,127)	(29,909)
Reinvested capital gains	3,709,816	4,665,935	225,333	102,779	2,023,856	1,113,763	333,979	152,908

Net increase (decrease) in contract owners’ equity resulting from operations	(74,369,121)	26,411,552	(1,575,426)	171,329	(14,338,885)	2,350,811	(2,426,048)	258,466

Equity transactions:
Purchase payments received from contract owners (note 3)	13,947,269	18,747,996	260,274	267,883	9,245,526	8,174,884	719,159	902,302
Transfers between funds	10,630,753	35,298,613	2,427,197	3,393,807	4,366,667	5,603,004	2,450,958	3,646,238
Redemptions (note 3)	(13,721,131)	(6,729,964)	(1,752,731)	(371,701)	(3,195,339)	(1,810,389)	(1,265,296)	(292,758)
Annuity benefits	(1,017)	-	(9,088)	(7,620)	-	-	-	-
Contract maintenance charges (note 2)	(18,714)	(8,600)	(2,045)	(1,030)	(39,167)	(2,141)	(3,543)	(1,791)
Contingent deferred sales charges (note 2)	(185,659)	(86,561)	(619)	(1,046)	(64,656)	(41,992)	(3,114)	(289)
Adjustments to maintain reserves	2,373	7,080	1,600	3,901	(264)	(937)	(41)	(52)

Net equity transactions	10,653,874	47,228,564	924,588	3,284,194	10,312,767	11,922,429	1,898,123	4,253,650

Net change in contract owners’ equity	(63,715,247)	73,640,116	(650,838)	3,455,523	(4,026,118)	14,273,240	(527,925)	4,512,116
Contract owners’ equity beginning of period	118,510,583	44,870,467	5,167,038	1,711,515	45,656,435	31,383,195	5,970,926	1,458,810

Contract owners’ equity end of period	$54,795,336	118,510,583	4,516,200	5,167,038	41,630,317	45,656,435	5,443,001	5,970,926

CHANGES IN UNITS:
Beginning units	5,413,172	2,923,524	450,333	162,866	3,748,220	2,744,382	521,510	138,522
Units purchased	4,290,235	4,130,822	344,061	506,460	1,573,560	1,686,206	414,570	491,287
Units redeemed	(4,108,920)	(1,641,174)	(259,726)	(218,993)	(676,491)	(682,368)	(220,226)	(108,299)

Ending units	5,594,487	5,413,172	534,668	450,333	4,645,289	3,748,220	715,854	521,510

(Continued)

43

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FF20S2		FF30S		FF30S2		FTVDM3

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$662,201	361,556	48,944	42,417	60,859	53,768	470,357	142,302
Realized gain (loss) on investments	21,400	931,099	(109,513)	29,172	(195,897)	384,447	(3,006,698)	1,856,941
Change in unrealized gain (loss) on investments	(32,866,723)	226,850	(2,111,373)	(11,503)	(9,367,301)	131,830	(33,613,986)	4,448,163
Reinvested capital gains	3,851,746	1,988,265	293,628	114,826	1,294,149	707,001	8,020,747	2,542,511

Net increase (decrease) in contract owners’ equity resulting from operations	(28,331,376)	3,507,770	(1,878,314)	174,912	(8,208,190)	1,277,046	(28,129,580)	8,989,917

Equity transactions:
Purchase payments received from contract owners (note 3)	22,776,707	20,625,979	578,100	372,998	2,613,199	2,333,052	4,579,194	14,153,137
Transfers between funds	(2,330,118)	9,880,933	1,649,955	2,370,626	725,979	3,306,770	(9,723,919)	10,471,829
Redemptions (note 3)	(2,832,453)	(1,658,227)	(501,886)	(254,255)	(605,084)	(1,557,617)	(4,096,581)	(2,862,236)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(93,340)	(5,086)	(3,146)	(1,204)	(3,615)	(2,325)	(4,953)	(3,356)
Contingent deferred sales charges (note 2)	(64,725)	(47,115)	(3,986)	(408)	(29,498)	(12,709)	(40,311)	(29,483)
Adjustments to maintain reserves	(362)	(1,030)	(52)	(43)	(220)	(472)	(296)	(1,074)

Net equity transactions	17,455,709	28,795,454	1,718,985	2,487,714	2,700,761	4,066,699	(9,286,866)	21,728,817

Net change in contract owners’ equity	(10,875,667)	32,303,224	(159,329)	2,662,626	(5,507,429)	5,343,745	(37,416,446)	30,718,734
Contract owners’ equity beginning of period	70,902,100	38,598,876	3,564,229	901,603	18,889,628	13,545,883	57,939,683	27,220,949

Contract owners’ equity end of period	$60,026,433	70,902,100	3,404,900	3,564,229	13,382,199	18,889,628	20,523,237	57,939,683

CHANGES IN UNITS:
Beginning units	5,452,403	3,209,353	307,780	85,450	1,398,391	1,094,121	2,877,413	1,703,817
Units purchased	2,745,262	2,900,617	254,240	254,884	465,516	478,215	898,785	2,132,537
Units redeemed	(1,224,809)	(657,567)	(80,959)	(32,554)	(232,154)	(173,945)	(1,594,885)	(958,941)

Ending units	6,972,856	5,452,403	481,061	307,780	1,631,753	1,398,391	2,181,313	2,877,413

(Continued)

44

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	TIF2		TIF3		FTVFA2		FTVGI3

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$72,550	50,631	2,424,086	591,786	61,007	-	1,644,726	414,754
Realized gain (loss) on investments	285,311	583,592	(462,609)	1,988,833	(222,094)	-	1,664,983	247,886
Change in unrealized gain (loss) on investments	(5,172,569)	267,413	(195,001,260)	13,541,621	(1,020,448)	-	(1,226,528)	2,350,963
Reinvested capital gains	791,782	497,111	30,093,721	8,774,230	82,293	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,022,926)	1,398,747	(162,946,062)	24,896,470	(1,099,242)	-	2,083,181	3,013,603

Equity transactions:
Purchase payments received from contract owners (note 3)	240	(45)	45,352,141	92,115,792	3,293,358	-	10,685,522	14,948,684
Transfers between funds	(1,010,456)	(794,699)	105,133,869	41,279,493	877,152	-	19,578,727	13,791,640
Redemptions (note 3)	(921,631)	(691,964)	(17,474,546)	(9,135,075)	(61,177)	-	(9,521,295)	(2,937,332)
Annuity benefits	(263)	(492)	(112)	-	-	-	(8,798)	(1,027)
Contract maintenance charges (note 2)	(596)	(664)	(737,024)	(181,635)	(64)	-	(8,568)	(2,501)
Contingent deferred sales charges (note 2)	(8,216)	(10,506)	(295,887)	(119,663)	(26)	-	(63,625)	(32,894)
Adjustments to maintain reserves	(215)	(173)	(1,162)	(3,185)	256	-	3,595	47

Net equity transactions	(1,941,137)	(1,498,543)	131,977,279	123,955,727	4,109,499	-	20,665,558	25,766,617

Net change in contract owners’ equity	(5,964,063)	(99,796)	(30,968,783)	148,852,197	3,010,257	-	22,748,739	28,780,220
Contract owners’ equity beginning of period	10,934,251	11,034,047	278,332,427	129,480,230	-	-	49,505,618	20,725,398

Contract owners’ equity end of period	$4,970,188	10,934,251	247,363,644	278,332,427	3,010,257	-	72,254,357	49,505,618

CHANGES IN UNITS:
Beginning units	462,809	531,179	16,511,364	8,716,921	-	-	4,159,217	1,905,578
Units purchased	-	2	11,702,008	9,858,507	579,634	-	4,652,546	3,029,384
Units redeemed	(104,196)	(68,372)	(3,107,113)	(2,064,064)	(122,746)	-	(3,014,367)	(775,745)

Ending units	358,613	462,809	25,106,259	16,511,364	456,888	-	5,797,396	4,159,217

(Continued)

45

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FTVIS2		FTVRD2		FTVSV2		JABS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$4,364,117	1,755,877	159,462	908,977	(288,440)	(640,922)	125,934	112,280
Realized gain (loss) on investments	(2,934,344)	925,152	376,867	5,371,438	(3,081,708)	2,722,686	308,033	667,846
Change in unrealized gain (loss) on investments	(43,482,423)	(2,969,736)	(31,168,994)	(13,232,060)	(29,546,354)	(10,194,969)	(3,702,766)	338,043
Reinvested capital gains	2,533,976	602,382	738,658	1,911,675	4,959,744	5,066,896	878,177	-

Net increase (decrease) in contract owners’ equity resulting from operations	(39,518,674)	313,675	(29,894,007)	(5,039,970)	(27,956,758)	(3,046,309)	(2,390,622)	1,118,169

Equity transactions:
Purchase payments received from contract owners (note 3)	20,534,987	60,359,911	841,265	1,515,716	6,614,969	13,328,207	92,722	944,500
Transfers between funds	(3,303,357)	16,101,939	(9,232,143)	(13,460,323)	10,769,000	(4,905,520)	524,745	59,092
Redemptions (note 3)	(14,126,080)	(9,092,430)	(7,905,203)	(9,724,106)	(6,034,552)	(4,733,429)	(1,356,200)	(1,621,227)
Annuity benefits	(20,210)	(1,664)	(6,273)	-	(7,064)	(7,707)	-	-
Contract maintenance charges (note 2)	(13,345)	(7,056)	(10,764)	(11,823)	(16,944)	(7,032)	(1,174)	(1,103)
Contingent deferred sales charges (note 2)	(66,637)	(45,423)	(147,926)	(173,592)	(65,128)	(74,562)	(24,357)	(13,382)
Adjustments to maintain reserves	(1,253)	(2,108)	(1,279)	(2,577)	(574)	(1,304)	(252)	(329)

Net equity transactions	3,004,105	67,313,169	(16,462,323)	(21,856,705)	11,259,707	3,598,653	(764,516)	(632,449)

Net change in contract owners’ equity	(36,514,569)	67,626,844	(46,356,330)	(26,896,675)	(16,697,051)	552,344	(3,155,138)	485,720
Contract owners’ equity beginning of period	120,378,140	52,751,296	115,583,625	142,480,300	68,699,772	68,147,428	13,784,481	13,298,761

Contract owners’ equity end of period	$83,863,571	120,378,140	69,227,295	115,583,625	52,002,721	68,699,772	10,629,343	13,784,481

CHANGES IN UNITS:
Beginning units	10,613,089	4,753,427	7,191,142	8,485,936	3,336,527	3,184,805	908,896	946,961
Units purchased	3,826,878	8,902,568	317,559	432,490	2,181,594	1,214,966	156,392	162,416
Units redeemed	(3,773,231)	(3,042,906)	(1,502,746)	(1,727,284)	(1,670,665)	(1,063,244)	(216,739)	(200,481)

Ending units	10,666,736	10,613,089	6,005,955	7,191,142	3,847,456	3,336,527	848,549	908,896

(Continued)

46

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	JACAS		JAGTS		JAGTS2		JARLCS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(1,202,245)	(557,024)	(33,407)	(38,698)	(52,967)	(51,839)	(44,748)	(34,949)
Realized gain (loss) on investments	5,447,413	3,764,608	38,484	191,855	128,343	339,669	(306,315)	1,291
Change in unrealized gain (loss) on investments	(52,133,402)	10,754,973	(1,494,358)	529,683	(2,559,215)	662,657	(2,186,695)	158,956
Reinvested capital gains	-	-	-	-	-	-	315,293	36,765

Net increase (decrease) in contract owners’ equity resulting from operations	(47,888,234)	13,962,557	(1,489,281)	682,840	(2,483,839)	950,487	(2,222,465)	162,063

Equity transactions:
Purchase payments received from contract owners (note 3)	20,346,851	9,223,467	27	14,664	365,224	425,897	599,323	1,107,810
Transfers between funds	29,860,354	18,248,615	(102,694)	(210,318)	(135,789)	260,877	67,925	804,100
Redemptions (note 3)	(10,166,360)	(6,682,388)	(298,831)	(779,204)	(688,250)	(877,884)	(352,383)	(436,812)
Annuity benefits	(700)	-	(2,111)	(3,601)	-	-	-	-
Contract maintenance charges (note 2)	(34,096)	(16,647)	(2,238)	(2,894)	(2,457)	(2,838)	(3,940)	(1,150)
Contingent deferred sales charges (note 2)	(71,277)	(34,003)	(993)	(1,793)	(7,011)	(7,614)	(4,733)	(2,672)
Adjustments to maintain reserves	1,719	(748)	(42)	192	(61)	(105)	(335)	(88)

Net equity transactions	39,936,491	20,738,296	(406,882)	(982,954)	(468,344)	(201,667)	305,857	1,471,188

Net change in contract owners’ equity	(7,951,743)	34,700,853	(1,896,163)	(300,114)	(2,952,183)	748,820	(1,916,608)	1,633,251
Contract owners’ equity beginning of period	70,732,848	36,031,995	3,601,007	3,901,121	5,684,417	4,935,597	5,521,409	3,888,158

Contract owners’ equity end of period	$62,781,105	70,732,848	1,704,844	3,601,007	2,732,234	5,684,417	3,604,801	5,521,409

CHANGES IN UNITS:
Beginning units	4,763,489	3,715,916	733,774	957,855	394,297	411,359	321,741	237,661
Units purchased	5,477,446	2,704,592	11	11	89,588	126,431	116,016	156,119
Units redeemed	(3,481,914)	(1,657,019)	(105,346)	(224,092)	(141,691)	(143,493)	(104,073)	(72,039)

Ending units	6,759,021	4,763,489	628,439	733,774	342,194	394,297	333,684	321,741

(Continued)

47

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	JAIGS		JAIGS2		JPMCVP		AMTB

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$158,819	(156,708)	2,413,896	(1,624,324)	(18,465)	(73,909)	11,643,554	4,970,246
Realized gain (loss) on investments	1,200,673	2,057,006	888,368	17,415,838	(282,010)	1,183,682	(6,916,343)	(51,493)
Change in unrealized gain (loss) on investments	(11,032,905)	1,953,928	(164,883,295)	20,757,709	(4,220,454)	(1,501,526)	(69,873,829)	4,373,193
Reinvested capital gains	1,749,821	-	29,018,198	-	757,541	751,956	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,923,592)	3,854,226	(132,562,833)	36,549,223	(3,763,388)	360,203	(65,146,618)	9,291,946

Equity transactions:
Purchase payments received from contract owners (note 3)	16	680	26,061,804	47,534,341	2,388	506	46,151,488	109,786,029
Transfers between funds	(569,698)	(699,357)	25,621,230	12,721,092	(1,897,401)	(2,912,693)	(16,349,739)	103,535,867
Redemptions (note 3)	(1,825,649)	(2,609,197)	(18,399,288)	(15,310,850)	(1,524,694)	(2,876,707)	(32,682,793)	(22,142,382)
Annuity benefits	-	-	(9,306)	(2,576)	-	-	(109,799)	(107,624)
Contract maintenance charges (note 2)	(5,719)	(6,647)	(248,258)	(63,339)	(3,944)	(5,913)	(820,871)	(276,139)
Contingent deferred sales charges (note 2)	(5,216)	(8,581)	(158,807)	(111,548)	(3,168)	(7,222)	(403,006)	(157,552)
Adjustments to maintain reserves	(159)	(205)	(1,829)	(1,366)	(107)	1,852	(501)	(3,531)

Net equity transactions	(2,406,425)	(3,323,307)	32,865,546	44,765,754	(3,426,926)	(5,800,177)	(4,215,221)	190,634,668

Net change in contract owners’ equity	(10,330,017)	530,919	(99,697,287)	81,314,977	(7,190,314)	(5,439,974)	(69,361,839)	199,926,614
Contract owners’ equity beginning of period	16,732,189	16,201,270	213,023,938	131,708,961	13,355,230	18,795,204	425,289,341	225,362,727

Contract owners’ equity end of period	$6,402,172	16,732,189	113,326,651	213,023,938	6,164,916	13,355,230	355,927,502	425,289,341

CHANGES IN UNITS:
Beginning units	879,729	1,090,672	7,719,861	6,010,855	934,069	1,328,877	38,220,042	19,400,879
Units purchased	2	-	4,890,572	5,553,636	3	194	11,189,513	22,942,764
Units redeemed	(168,548)	(210,943)	(3,808,428)	(3,844,630)	(279,772)	(395,002)	(11,252,893)	(4,123,601)

Ending units	711,183	879,729	8,802,005	7,719,861	654,300	934,069	38,156,662	38,220,042

(Continued)

48

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	MIGSC		MVFSC		VFLG2		VFLV2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(239,834)	(371,681)	(489,019)	(686,069)	(9,189)	(11,477)	(2,425)	(6,292)
Realized gain (loss) on investments	296,205	873,208	(859,714)	3,943,426	(14,031)	10,523	(35,752)	15,420
Change in unrealized gain (loss) on investments	(8,713,387)	1,587,059	(36,555,708)	(741,302)	(415,411)	2,807	(612,992)	(71,080)
Reinvested capital gains	884,134	-	3,527,887	1,109,528	-	78,019	-	57,469

Net increase (decrease) in contract owners’ equity resulting from operations	(7,772,882)	2,088,586	(34,376,554)	3,625,583	(438,631)	79,872	(651,169)	(4,483)

Equity transactions:
Purchase payments received from contract owners (note 3)	235,657	288,059	17,889,714	20,068,045	17,061	28,060	35,992	103,164
Transfers between funds	(1,661,844)	(1,704,916)	7,683,235	6,096,628	3,759	(5,919)	30,223	91,259
Redemptions (note 3)	(1,760,534)	(1,866,683)	(7,284,229)	(4,958,785)	(70,267)	(28,878)	(114,095)	(26,857)
Annuity benefits	-	-	(1,856)	(1,291)	-	-	-	-
Contract maintenance charges (note 2)	(1,548)	(1,738)	(39,200)	(6,065)	(158)	(187)	(371)	(288)
Contingent deferred sales charges (note 2)	(26,310)	(25,278)	(71,790)	(50,946)	(273)	(588)	(1,047)	(423)
Adjustments to maintain reserves	(358)	(837)	(612)	(841)	(66)	21	66	(204)

Net equity transactions	(3,214,937)	(3,311,393)	18,175,262	21,146,745	(49,944)	(7,491)	(49,232)	166,651

Net change in contract owners’ equity	(10,987,819)	(1,222,807)	(16,201,292)	24,772,328	(488,575)	72,381	(700,401)	162,168
Contract owners’ equity beginning of period	22,610,416	23,833,223	87,883,194	63,110,866	1,130,341	1,057,960	1,613,063	1,450,895

Contract owners’ equity end of period	$11,622,597	22,610,416	71,681,902	87,883,194	641,766	1,130,341	912,662	1,613,063

CHANGES IN UNITS:
Beginning units	1,427,758	1,642,788	4,556,477	3,466,377	90,603	91,381	111,241	100,046
Units purchased	45,321	60,622	2,760,441	2,935,129	7,443	4,516	11,553	16,943
Units redeemed	(288,236)	(275,652)	(1,694,000)	(1,845,029)	(12,268)	(5,294)	(17,220)	(5,748)

Ending units	1,184,843	1,427,758	5,622,918	4,556,477	85,778	90,603	105,574	111,241

(Continued)

49

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	MBVAG2		MBVCG2		VFMG2		GVAAA2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(3,103)	(534)	1,513	1,243	(11,264)	47,018	8,527,925	3,667,513
Realized gain (loss) on investments	(9,530)	7,299	(455)	70	(146,529)	62,305	(8,426)	81,539
Change in unrealized gain (loss) on investments	(153,303)	(5,275)	(45,297)	264	(2,529,186)	63,901	(230,496,031)	(962,937)
Reinvested capital gains	27,030	18,885	5,733	1,824	375,196	259,167	7,726,101	144,817

Net increase (decrease) in contract owners’ equity resulting from operations	(138,906)	20,375	(38,506)	3,401	(2,311,783)	432,391	(214,250,431)	2,930,932

Equity transactions:
Purchase payments received from contract owners (note 3)	600	57,179	-	1,113	34,646	340,254	248,396,163	266,728,417
Transfers between funds	(111,280)	34,450	145,955	-	(263,545)	(178,749)	145,373,791	66,508,920
Redemptions (note 3)	(13,080)	(12,074)	(507)	(526)	(735,098)	(764,758)	(28,276,708)	(10,237,381)
Annuity benefits	-	-	-	-	-	-	(2,955)	(2,035)
Contract maintenance charges (note 2)	(67)	-	(11)	(19)	(2,056)	(2,247)	(2,105,668)	(589,069)
Contingent deferred sales charges (note 2)	-	-	(3)	(3)	(4,877)	(23,509)	(323,689)	(79,110)
Adjustments to maintain reserves	(21)	(17)	(4)	(4)	(109)	496	(262)	(2,654)

Net equity transactions	(123,848)	79,538	145,430	561	(971,039)	(628,513)	363,060,672	322,327,088

Net change in contract owners’ equity	(262,754)	99,913	106,924	3,962	(3,282,822)	(196,122)	148,810,241	325,258,020
Contract owners’ equity beginning of period	429,215	329,302	92,000	88,038	8,384,121	8,580,243	460,786,908	135,528,888

Contract owners’ equity end of period	$166,461	429,215	198,924	92,000	5,101,299	8,384,121	609,597,149	460,786,908

CHANGES IN UNITS:
Beginning units	33,329	27,147	8,194	8,142	651,956	703,592	42,263,897	12,975,664
Units purchased	1,612	7,132	15,171	102	12,294	38,890	46,307,079	32,535,961
Units redeemed	(12,811)	(950)	(859)	(50)	(96,337)	(90,526)	(7,409,892)	(3,247,728)

Ending units	22,130	33,329	22,506	8,194	567,913	651,956	81,161,084	42,263,897

(Continued)

50

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVABD2		GVAGG2		GVAGR2		GVAGI2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$12,623,639	5,187,817	873,431	624,057	749,332	(715,974)	2,488,825	548,501
Realized gain (loss) on investments	(1,107,239)	57,966	(541,185)	492,123	(463,206)	4,030,744	-	(628,019)
Change in unrealized gain (loss) on investments	(42,404,672)	(4,637,429)	(34,038,519)	2,859,178	(80,329,880)	3,605,787	(92,277,536)	(2,943,263)
Reinvested capital gains	198,457	-	2,196,350	-	7,748,903	25,869	65,984	-

Net increase (decrease) in contract owners’ equity resulting from operations	(30,689,815)	608,354	(31,509,923)	3,975,358	(72,294,851)	6,946,426	(89,722,727)	(3,022,781)

Equity transactions:
Purchase payments received from contract owners (note 3)	90,238,362	46,979,002	15,712,870	24,279,156	36,392,316	52,710,282	88,885,170	33,402,993
Transfers between funds	130,224,709	68,646,459	9,682,475	15,983,159	18,006,009	24,488,614	154,504,897	49,870,276
Redemptions (note 3)	(13,369,608)	(3,533,620)	(7,761,292)	(2,538,830)	(10,219,568)	(4,743,918)	(7,859,811)	(377,505)
Annuity benefits	-	-	-	-	-	-	(883)	-
Contract maintenance charges (note 2)	(227,954)	(3,343)	(37,970)	(4,074)	(149,137)	(43,164)	(150,540)	(496)
Contingent deferred sales charges (note 2)	(186,091)	(18,253)	(63,605)	(15,938)	(117,815)	(47,470)	(117,963)	(211)
Adjustments to maintain reserves	(808)	(441)	2,971	(1,737)	1,661	(2,658)	(9,261)	(300)

Net equity transactions	206,678,610	112,069,804	17,535,449	37,701,736	43,913,466	72,361,686	235,251,609	82,894,757

Net change in contract owners’ equity	175,988,795	112,678,158	(13,974,474)	41,677,094	(28,381,385)	79,308,112	145,528,882	79,871,976
Contract owners’ equity beginning of period	130,936,805	18,258,647	64,844,710	23,167,616	127,268,601	47,960,489	79,871,976	-

Contract owners’ equity end of period	$306,925,600	130,936,805	50,870,236	64,844,710	98,887,216	127,268,601	225,400,858	79,871,976

CHANGES IN UNITS:
Beginning units	12,421,457	1,749,769	5,365,947	2,159,481	11,269,769	4,677,116	8,176,408	-
Units purchased	26,107,114	11,754,421	3,688,385	4,223,047	7,670,142	7,934,364	32,655,573	8,444,895
Units redeemed	(5,495,584)	(1,082,733)	(2,084,507)	(1,016,581)	(2,984,876)	(1,341,711)	(2,793,446)	(268,487)

Ending units	33,032,987	12,421,457	6,969,825	5,365,947	15,955,035	11,269,769	38,038,535	8,176,408

(Continued)

51

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVCRA2		NVCRB2		NVCCA2		NVCCN2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$21,171	-	547,993	-	487,875	-	293,229	-
Realized gain (loss) on investments	(184,138)	-	-	-	(88,603)	-	(289,119)	-
Change in unrealized gain (loss) on investments	(1,248,138)	-	(16,020,501)	-	(23,141,646)	-	(1,666,421)	-
Reinvested capital gains	85,124	-	661,128	-	1,022,826	-	78,376	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,325,981)	-	(14,811,380)	-	(21,719,548)	-	(1,583,935)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	3,246,074	-	43,186,562	-	59,959,588	-	21,912,130	-
Transfers between funds	2,643,727	-	113,901,917	-	72,716,703	-	28,618,092	-
Redemptions (note 3)	(196,801)	-	(791,634)	-	(771,468)	-	(1,590,700)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(215)	-	(7,564)	-	(23,260)	-	(22,818)	-
Contingent deferred sales charges (note 2)	(251)	-	(7,000)	-	(7,518)	-	(68,260)	-
Adjustments to maintain reserves	(36)	-	(158)	-	(122)	-	(13)	-

Net equity transactions	5,692,498	-	156,282,123	-	131,873,923	-	48,848,431	-

Net change in contract owners’ equity	4,366,517	-	141,470,743	-	110,154,375	-	47,264,496	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$4,366,517	-	141,470,743	-	110,154,375	-	47,264,496	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	760,717	-	18,770,628	-	15,894,579	-	6,246,078	-
Units redeemed	(72,623)	-	(806,014)	-	(540,626)	-	(1,019,822)	-

Ending units	688,094	-	17,964,614	-	15,353,953	-	5,226,256	-

(Continued)

52

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVCMD2		NVCMA2		NVCMC2		NVCBD1

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$507,024	-	462,115	-	208,427	-	6,138	-
Realized gain (loss) on investments	-	-	(562,543)	-	(291,914)	-	(6,692)	-
Change in unrealized gain (loss) on investments	(16,954,710)	-	(22,848,558)	-	(3,292,285)	-	4,272	-
Reinvested capital gains	670,143	-	1,049,798	-	114,676	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(15,777,543)	-	(21,899,188)	-	(3,261,096)	-	3,718	-

Equity transactions:
Purchase payments received from contract owners (note 3)	85,686,807	-	100,023,474	-	28,008,430	-	7,945	-
Transfers between funds	36,370,815	-	19,845,537	-	16,824,730	-	466,944	-
Redemptions (note 3)	(1,439,755)	-	(2,281,490)	-	(2,030,164)	-	(54,751)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(11,237)	-	(19,445)	-	(4,212)	-	(47)	-
Contingent deferred sales charges (note 2)	(6,617)	-	(7,934)	-	(13,163)	-	-	-
Adjustments to maintain reserves	(162)	-	(161)	-	(92)	-	6	-

Net equity transactions	120,599,851	-	117,559,981	-	42,785,529	-	420,097	-

Net change in contract owners’ equity	104,822,308	-	95,660,793	-	39,524,433	-	423,815	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$104,822,308	-	95,660,793	-	39,524,433	-	423,815	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	14,697,180	-	15,187,849	-	5,484,014	-	68,502	-
Units redeemed	(794,061)	-	(1,161,753)	-	(706,525)	-	(25,511)	-

Ending units	13,903,119	-	14,026,096	-	4,777,489	-	42,991	-

(Continued)

53

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVCBD2		HIBF		HIBF3		GEM

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$34,746	-	931,082	1,010,583	2,715,104	2,335,716	(1,798)	(8,576)
Realized gain (loss) on investments	(4,359)	-	(830,001)	(163,556)	(3,097,300)	(55,399)	88,957	230,018
Change in unrealized gain (loss) on investments	(6,570)	-	(3,973,615)	(549,973)	(10,412,486)	(1,864,058)	(1,048,078)	109,023
Reinvested capital gains	-	-	-	-	-	-	205,161	136,510

Net increase (decrease) in contract owners’ equity resulting from operations	23,817	-	(3,872,534)	297,054	(10,794,682)	416,259	(755,758)	466,975

Equity transactions:
Purchase payments received from contract owners (note 3)	792,318	-	80	1,355	3,843,612	7,898,196	2,018	60,297
Transfers between funds	2,035,592	-	(1,683,295)	(2,339,827)	1,215,930	4,122,373	(55,727)	(71,273)
Redemptions (note 3)	(103,187)	-	(1,755,261)	(1,539,774)	(4,842,559)	(2,200,434)	(104,842)	(269,912)
Annuity benefits	-	-	(178)	(277)	(6,990)	-	(5,717)	(12,903)
Contract maintenance charges (note 2)	(559)	-	(1,536)	(1,679)	(3,836)	(2,483)	(451)	(552)
Contingent deferred sales charges (note 2)	(75)	-	(26,780)	(20,390)	(50,361)	(32,824)	(189)	(620)
Adjustments to maintain reserves	(59)	-	(260)	(444)	(434)	(697)	1,703	1,361

Net equity transactions	2,724,030	-	(3,467,230)	(3,901,036)	155,362	9,784,131	(163,205)	(293,602)

Net change in contract owners’ equity	2,747,847	-	(7,339,764)	(3,603,982)	(10,639,320)	10,200,390	(918,963)	173,373
Contract owners’ equity beginning of period	-	-	15,865,684	19,469,666	40,885,129	30,684,739	1,406,108	1,232,735

Contract owners’ equity end of period	$2,747,847	-	8,525,920	15,865,684	30,245,809	40,885,129	487,145	1,406,108

CHANGES IN UNITS:
Beginning units	-	-	1,099,805	1,370,433	3,534,655	2,697,783	40,673	52,896
Units purchased	314,418	-	-	5,462	2,594,510	2,482,164	71	201
Units redeemed	(34,500)	-	(266,093)	(276,090)	(2,440,926)	(1,645,292)	(7,165)	(12,424)

Ending units	279,918	-	833,712	1,099,805	3,688,239	3,534,655	33,579	40,673

(Continued)

54

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GEM2		GEM3		GEM6		GVGU2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(28,909)	(66,937)	(137,206)	(473,171)	(424,820)	(740,940)	7,613	5,499
Realized gain (loss) on investments	214,525	659,796	3,931,627	6,291,024	(721,388)	6,208,311	11,283	98,285
Change in unrealized gain (loss) on investments	(4,449,186)	943,399	(63,187,446)	12,912,275	(70,764,600)	13,723,638	(305,200)	(113,730)
Reinvested capital gains	894,114	668,182	12,320,324	7,732,403	14,918,890	7,529,370	7,334	178,906

Net increase (decrease) in contract owners’ equity resulting from operations	(3,369,456)	2,204,440	(47,072,701)	26,462,531	(56,991,918)	26,720,379	(278,970)	168,960

Equity transactions:
Purchase payments received from contract owners (note 3)	54	-	2,806,420	3,499,854	9,510,638	19,247,840	-	-
Transfers between funds	(1,063,063)	(765,070)	(14,653,649)	18,153,033	(21,822,485)	12,260,157	(130,877)	(201,340)
Redemptions (note 3)	(408,302)	(658,447)	(9,031,132)	(12,087,175)	(7,803,509)	(6,823,152)	(137,571)	(68,033)
Annuity benefits	-	-	(4,511)	(3,408)	(9,080)	(9,942)	-	-
Contract maintenance charges (note 2)	(764)	(828)	(26,943)	(26,260)	(8,056)	(6,233)	(71)	(78)
Contingent deferred sales charges (note 2)	(9,133)	(23,372)	(28,596)	(29,811)	(129,210)	(113,025)	(432)	(423)
Adjustments to maintain reserves	(292)	(313)	(20,234)	10,927	(12,871)	(1,928)	(115)	(49)

Net equity transactions	(1,481,500)	(1,448,030)	(20,958,645)	9,517,160	(20,274,573)	24,553,717	(269,066)	(269,923)

Net change in contract owners’ equity	(4,850,956)	756,410	(68,031,346)	35,979,691	(77,266,491)	51,274,096	(548,036)	(100,963)
Contract owners’ equity beginning of period	6,651,015	5,894,605	96,175,648	60,195,957	109,663,693	58,389,597	952,362	1,053,325

Contract owners’ equity end of period	$1,800,059	6,651,015	28,144,302	96,175,648	32,397,202	109,663,693	404,326	952,362

CHANGES IN UNITS:
Beginning units	134,775	171,105	2,599,261	2,337,802	3,749,821	2,839,512	35,923	46,958
Units purchased	-	115	600,333	1,434,676	1,328,948	2,488,841	-	3,949
Units redeemed	(46,573)	(36,445)	(1,372,251)	(1,173,217)	(2,397,324)	(1,578,532)	(12,805)	(14,984)

Ending units	88,202	134,775	1,827,343	2,599,261	2,681,445	3,749,821	23,118	35,923

(Continued)

55

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVGU		GIG		GIG3		NVIE6

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$130,651	137,889	88	(1,122)	(18,605)	(311,541)	12,967	-
Realized gain (loss) on investments	(1,145,758)	1,238,324	3,733	20,647	621,425	1,966,640	(674,758)	-
Change in unrealized gain (loss) on investments	(2,502,951)	(1,592,250)	(73,028)	(2,047)	(20,554,644)	3,044,701	(1,379,023)	-
Reinvested capital gains	93,739	2,383,457	14,111	10,021	4,015,655	2,755,597	555,554	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,424,319)	2,167,420	(55,096)	27,499	(15,936,169)	7,455,397	(1,485,260)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	234,481	466,216	-	-	960,920	1,512,013	1,048,409	-
Transfers between funds	(2,473,042)	(1,783,306)	-	(12,151)	(4,070,673)	5,917,106	3,757,297	-
Redemptions (note 3)	(1,786,383)	(1,788,226)	(6,410)	(25,147)	(3,965,983)	(4,519,361)	(535,352)	-
Annuity benefits	(577)	(1,754)	-	-	(7,650)	(8,290)	-	-
Contract maintenance charges (note 2)	(2,993)	(3,530)	(68)	(101)	(9,177)	(9,378)	(476)	-
Contingent deferred sales charges (note 2)	(6,173)	(3,392)	(26)	(157)	(10,881)	(10,056)	(3,296)	-
Adjustments to maintain reserves	(2,813)	1,807	(47)	18	191	(13,871)	(58)	-

Net equity transactions	(4,037,500)	(3,112,185)	(6,551)	(37,538)	(7,103,253)	2,868,163	4,266,524	-

Net change in contract owners’ equity	(7,461,819)	(944,765)	(61,647)	(10,039)	(23,039,422)	10,323,560	2,781,264	-
Contract owners’ equity beginning of period	12,628,240	13,573,005	123,047	133,086	37,867,142	27,543,582	-	-

Contract owners’ equity end of period	$5,166,421	12,628,240	61,400	123,047	14,827,720	37,867,142	2,781,264	-

CHANGES IN UNITS:
Beginning units	549,810	703,436	7,935	10,735	1,528,618	1,396,070	-	-
Units purchased	155,805	273,487	-	-	261,187	687,368	804,829	-
Units redeemed	(365,239)	(427,113)	(498)	(2,800)	(665,899)	(554,820)	(294,198)	-

Ending units	340,376	549,810	7,437	7,935	1,123,906	1,528,618	510,631	-

(Continued)

56

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GEF3		GVGF2		GVGFS		GBF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(31,043)	(74,842)	2,170	20,907	22,436	61,257	17,419,780	14,090,873
Realized gain (loss) on investments	(182,098)	1,356,451	(82,202)	32,424	(1,027,206)	4,009	(5,766,811)	(859,478)
Change in unrealized gain (loss) on investments	(3,463,851)	57,833	(528,767)	(302,621)	(809,971)	(596,623)	27,289,008	13,514,655
Reinvested capital gains	899,110	-	-	212,457	-	474,162	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,777,882)	1,339,442	(608,799)	(36,833)	(1,814,741)	(57,195)	38,941,977	26,746,050

Equity transactions:
Purchase payments received from contract owners (note 3)	190,960	421,962	-	44	102,633	107,372	62,701,970	124,293,484
Transfers between funds	(1,191,214)	323,784	(88,300)	(302,658)	1,071,229	(554,925)	104,224,844	108,590,023
Redemptions (note 3)	(1,016,808)	(1,033,090)	(67,375)	(131,525)	(368,193)	(719,184)	(73,321,377)	(43,562,145)
Annuity benefits	-	-	-	-	-	-	(28,423)	(26,813)
Contract maintenance charges (note 2)	(1,832)	(2,265)	(128)	(149)	(963)	(1,092)	(1,215,104)	(343,875)
Contingent deferred sales charges (note 2)	(4,490)	(1,533)	(1,480)	(1,997)	(634)	(1,013)	(692,113)	(262,267)
Adjustments to maintain reserves	(77)	(108)	(18)	(143)	(90)	(29)	9,817	(7,719)

Net equity transactions	(2,023,461)	(291,250)	(157,301)	(436,428)	803,982	(1,168,871)	91,679,614	188,680,688

Net change in contract owners’ equity	(4,801,343)	1,048,192	(766,100)	(473,261)	(1,010,759)	(1,226,066)	130,621,591	215,426,738
Contract owners’ equity beginning of period	7,550,213	6,502,021	1,389,160	1,862,421	3,068,547	4,294,613	579,745,968	364,319,230

Contract owners’ equity end of period	$2,748,870	7,550,213	623,060	1,389,160	2,057,788	3,068,547	710,367,559	579,745,968

CHANGES IN UNITS:
Beginning units	376,901	384,266	65,660	85,448	168,520	230,182	42,800,012	24,042,781
Units purchased	55,737	295,806	-	-	169,198	61,052	24,461,705	25,971,953
Units redeemed	(182,885)	(303,171)	(9,940)	(19,788)	(124,949)	(122,714)	(16,111,421)	(7,214,722)

Ending units	249,753	376,901	55,720	65,660	212,769	168,520	51,150,296	42,800,012

(Continued)

57

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	CAF		GVGH2		GVGHS		GVGH6

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(484,811)	(720,469)	(23,817)	(33,066)	(60,173)	(84,697)	(247,810)	(208,479)
Realized gain (loss) on investments	1,530,565	3,213,954	(18,289)	23,821	(449,322)	140,223	(1,313,775)	176,991
Change in unrealized gain (loss) on investments	(23,224,436)	7,713,002	(622,134)	204,176	(2,027,689)	533,110	(6,408,550)	1,234,473
Reinvested capital gains	-	-	132,482	43,771	509,267	130,535	1,634,517	276,420

Net increase (decrease) in contract owners’ equity resulting from operations	(22,178,682)	10,206,487	(531,758)	238,702	(2,027,917)	719,171	(6,335,618)	1,479,405

Equity transactions:
Purchase payments received from contract owners (note 3)	1,708,798	2,493,393	-	13	265,986	390,423	1,792,888	3,339,511
Transfers between funds	(2,681,188)	(1,510,182)	(157,411)	(234,858)	342,680	(246,944)	6,210,066	(937,951)
Redemptions (note 3)	(7,534,551)	(10,725,115)	(145,569)	(119,327)	(916,430)	(950,334)	(1,603,825)	(863,715)
Annuity benefits	(19,292)	(19,641)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(44,511)	(51,685)	(259)	(256)	(2,522)	(2,577)	(1,404)	(1,241)
Contingent deferred sales charges (note 2)	(24,109)	(35,579)	(1,966)	(1,610)	(4,497)	(2,651)	(24,512)	(13,890)
Adjustments to maintain reserves	3,401	(2,032)	(130)	(127)	(93)	(125)	(283)	(545)

Net equity transactions	(8,591,452)	(9,850,841)	(305,335)	(356,165)	(314,876)	(812,208)	6,372,930	1,522,169

Net change in contract owners’ equity	(30,770,134)	355,646	(837,093)	(117,463)	(2,342,793)	(93,037)	37,312	3,001,574
Contract owners’ equity beginning of period	61,866,057	61,510,411	2,178,340	2,295,803	6,861,700	6,954,737	15,179,536	12,177,962

Contract owners’ equity end of period	$31,095,923	61,866,057	1,341,247	2,178,340	4,518,907	6,861,700	15,216,848	15,179,536

CHANGES IN UNITS:
Beginning units	3,094,521	3,637,231	124,698	146,024	476,539	539,659	1,289,936	1,150,570
Units purchased	161,267	262,271	-	-	258,162	147,991	1,611,370	563,371
Units redeemed	(687,778)	(804,981)	(20,265)	(21,326)	(309,276)	(211,111)	(1,136,911)	(424,005)

Ending units	2,568,010	3,094,521	104,433	124,698	425,425	476,539	1,764,395	1,289,936

(Continued)

58

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVIX8		GVIDA		GVIDC		GVIDM

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$26,204	(4,382)	527,177	(300,250)	3,227,836	2,768,464	20,354,527	17,763,656
Realized gain (loss) on investments	(472,078)	244,480	1,799,691	9,413,679	(809,758)	290,929	2,749,896	3,473,107
Change in unrealized gain (loss) on investments	(4,570,675)	(115,393)	(300,876,772)	(5,955,926)	(19,003,897)	(1,139,808)	(756,815,995)	14,706,275
Reinvested capital gains	12,607	14,888	81,756,834	19,109,348	3,249,361	3,373,408	176,276,488	31,622,176

Net increase (decrease) in contract owners’ equity resulting from operations	(5,003,942)	139,593	(216,793,070)	22,266,851	(13,336,458)	5,292,993	(557,435,084)	67,565,214

Equity transactions:
Purchase payments received from contract owners (note 3)	2,071,638	3,403,536	11,265,451	19,066,259	35,256,794	25,798,627	181,168,496	248,870,226
Transfers between funds	(1,262,371)	4,815,936	(1,389,851)	18,863,373	49,392,147	2,751,499	70,769,721	271,715,717
Redemptions (note 3)	(893,035)	(475,331)	(47,108,261)	(38,397,320)	(31,747,845)	(14,114,454)	(176,289,322)	(120,538,406)
Annuity benefits	-	-	(5,864)	(31)	(9,017)	(18,883)	(16,430)	(3,811)
Contract maintenance charges (note 2)	(6,013)	(536)	(77,819)	(74,778)	(279,020)	(89,786)	(2,095,467)	(1,083,086)
Contingent deferred sales charges (note 2)	(4,589)	(4,602)	(646,844)	(920,361)	(437,246)	(213,682)	(3,179,421)	(2,348,554)
Adjustments to maintain reserves	(303)	(187)	(4,625)	1,582	(613)	5,604	(3,603)	(28,725)

Net equity transactions	(94,673)	7,738,816	(37,967,813)	(1,461,276)	52,175,200	14,118,925	70,353,974	396,583,361

Net change in contract owners’ equity	(5,098,615)	7,878,409	(254,760,883)	20,805,575	38,838,742	19,411,918	(487,081,110)	464,148,575
Contract owners’ equity beginning of period	11,613,924	3,735,515	595,422,765	574,617,190	155,351,567	135,939,649	2,213,119,510	1,748,970,935

Contract owners’ equity end of period	$6,515,309	11,613,924	340,661,882	595,422,765	194,190,309	155,351,567	1,726,038,400	2,213,119,510

CHANGES IN UNITS:
Beginning units	994,418	344,723	31,376,425	31,476,825	12,824,884	11,627,252	145,018,915	119,084,540
Units purchased	516,219	935,713	2,166,636	3,510,307	10,611,071	4,727,545	27,292,458	40,127,613
Units redeemed	(514,614)	(286,018)	(4,566,911)	(3,610,707)	(6,113,620)	(3,529,913)	(22,467,023)	(14,193,238)

Ending units	996,023	994,418	28,976,150	31,376,425	17,322,335	12,824,884	149,844,350	145,018,915

(Continued)

59

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVDMA		GVDMC		BF		NVLCP2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$11,373,537	8,312,081	7,163,665	6,287,640	43,358	30,006	20,373	-
Realized gain (loss) on investments	5,248,200	5,114,434	(2,303,693)	2,057,306	(155,553)	159,006	(9,090)	-
Change in unrealized gain (loss) on investments	(757,715,705)	16,619,247	(123,547,592)	(4,024,461)	(1,136,182)	(178,937)	16,174	-
Reinvested capital gains	160,150,500	31,508,133	26,949,413	11,304,928	340,160	100,860	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(580,943,468)	61,553,895	(91,738,207)	15,625,413	(908,217)	110,935	27,457	-

Equity transactions:
Purchase payments received from contract owners (note 3)	173,375,309	274,585,188	61,809,695	62,457,136	508,008	493,852	577,870	-
Transfers between funds	(2,417,980)	96,424,641	59,643,269	112,766,052	(191,551)	(41,897)	1,628,979	-
Redemptions (note 3)	(124,241,518)	(86,883,614)	(54,352,009)	(31,817,589)	(469,649)	(694,426)	(34,044)	-
Annuity benefits	(41,224)	(48,287)	(72,696)	(9,173)	-	-	-	-
Contract maintenance charges (note 2)	(2,658,313)	(1,381,069)	(492,590)	(226,982)	(2,549)	(2,483)	(179)	-
Contingent deferred sales charges (note 2)	(2,591,429)	(1,535,234)	(836,910)	(424,987)	(6,627)	(2,903)	(883)	-
Adjustments to maintain reserves	1,747	(23,493)	8,046	(7,885)	(28)	(43)	17	-

Net equity transactions	41,426,592	281,138,132	65,706,805	142,736,572	(162,396)	(247,900)	2,171,760	-

Net change in contract owners’ equity	(539,516,876)	342,692,027	(26,031,402)	158,361,985	(1,070,613)	(136,965)	2,199,217	-
Contract owners’ equity beginning of period	1,754,341,369	1,411,649,342	505,207,682	346,845,697	3,289,279	3,426,244	-	-

Contract owners’ equity end of period	$1,214,824,493	1,754,341,369	479,176,280	505,207,682	2,218,666	3,289,279	2,199,217	-

CHANGES IN UNITS:
Beginning units	100,235,949	84,334,918	37,093,457	26,410,052	265,247	285,299	-	-
Units purchased	16,868,580	25,558,563	13,641,421	16,795,696	100,214	113,232	264,266	-
Units redeemed	(14,407,336)	(9,657,532)	(8,522,390)	(6,112,291)	(121,957)	(133,284)	(40,153)	-

Ending units	102,697,193	100,235,949	42,212,488	37,093,457	243,504	265,247	224,113	-

(Continued)

60

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SGRF		SGRF2		MCIF		SAM

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(123,059)	(205,390)	(2,479,111)	(3,820,149)	(196,383)	(120,080)	3,396,402	17,439,080
Realized gain (loss) on investments	(85,726)	1,607,797	(18,926,375)	2,702,736	1,187,109	10,586,973	-	-
Change in unrealized gain (loss) on investments	(5,035,578)	(208,038)	(29,421,175)	10,592,206	(51,644,636)	(6,362,000)	-	-
Reinvested capital gains	-	-	-	-	6,693,594	3,813,927	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,244,363)	1,194,369	(50,826,661)	9,474,793	(43,960,316)	7,918,820	3,396,402	17,439,080

Equity transactions:
Purchase payments received from contract owners (note 3)	612,424	961,319	27,669,502	102,689,359	7,581,291	11,119,708	1,430,358,609	1,927,937,796
Transfers between funds	(2,909,573)	(1,870,588)	(238,033,667)	59,352,089	(3,937,868)	(10,528,835)	(901,317,576)	(1,483,193,903)
Redemptions (note 3)	(1,243,542)	(2,396,109)	(7,438,982)	(8,282,778)	(13,432,112)	(19,055,066)	(369,678,377)	(274,130,109)
Annuity benefits	(2,902)	(3,801)	-	-	(6,544)	(8,283)	(117,752)	(101,802)
Contract maintenance charges (note 2)	(4,717)	(6,220)	(246,501)	(233,269)	(38,051)	(33,264)	(281,792)	(211,126)
Contingent deferred sales charges (note 2)	(9,344)	(9,485)	(157,220)	(132,054)	(102,645)	(106,253)	(2,116,021)	(984,114)
Adjustments to maintain reserves	285	(88)	(768)	(3,208)	(8,130)	(693)	29,626	5,591

Net equity transactions	(3,557,369)	(3,324,972)	(218,207,636)	153,390,139	(9,944,059)	(18,612,686)	156,876,717	169,322,333

Net change in contract owners’ equity	(8,801,732)	(2,130,603)	(269,034,297)	162,864,932	(53,904,375)	(10,693,866)	160,273,119	186,761,413
Contract owners’ equity beginning of period	13,866,657	15,997,260	287,785,579	124,920,647	121,837,883	132,531,749	641,214,847	454,453,434

Contract owners’ equity end of period	$5,064,925	13,866,657	18,751,282	287,785,579	67,933,508	121,837,883	801,487,966	641,214,847

CHANGES IN UNITS:
Beginning units	2,013,233	2,500,190	16,359,805	7,591,461	6,776,727	7,922,124	46,091,872	30,582,760
Units purchased	336,292	678,750	4,189,570	10,894,843	1,871,331	1,954,355	213,942,367	259,380,061
Units redeemed	(968,742)	(1,165,707)	(18,543,078)	(2,126,499)	(2,682,590)	(3,099,752)	(201,147,785)	(243,870,949)

Ending units	1,380,783	2,013,233	2,006,297	16,359,805	5,965,468	6,776,727	58,886,454	46,091,872

(Continued)

61

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVMIG3		NVMIG6		GVDIV2		GVDIV3

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(10,162)	-	(2,147,134)	-	990	3,695	68,195	217,814
Realized gain (loss) on investments	(93,110)	-	(3,263,169)	-	1,690	140,680	(1,013,137)	1,821,724
Change in unrealized gain (loss) on investments	(655,732)	-	(98,969,541)	-	(1,294,257)	(292,064)	(11,226,552)	(3,464,042)
Reinvested capital gains	-	-	-	-	252,332	189,645	2,344,677	2,051,680

Net increase (decrease) in contract owners’ equity resulting from operations	(759,004)	-	(104,379,844)	-	(1,039,245)	41,956	(9,826,817)	627,176

Equity transactions:
Purchase payments received from contract owners (note 3)	79,857	-	3,075,087	-	-	(35)	879,493	1,407,754
Transfers between funds	2,295,639	-	312,984,584	-	(292,353)	(303,123)	(4,327,626)	(2,274,443)
Redemptions (note 3)	(172,747)	-	(7,259,908)	-	(86,340)	(218,730)	(3,148,934)	(4,850,327)
Annuity benefits	-	-	(109)	-	-	-	-	(363)
Contract maintenance charges (note 2)	(582)	-	(501,462)	-	(169)	(226)	(6,726)	(9,064)
Contingent deferred sales charges (note 2)	(771)	-	(137,315)	-	(1,487)	(2,885)	(10,611)	(10,423)
Adjustments to maintain reserves	(26)	-	(511)	-	(45)	(182)	509	(8,106)

Net equity transactions	2,201,370	-	308,160,366	-	(380,394)	(525,181)	(6,613,895)	(5,744,972)

Net change in contract owners’ equity	1,442,366	-	203,780,522	-	(1,419,639)	(483,225)	(16,440,712)	(5,117,796)
Contract owners’ equity beginning of period	-	-	-	-	2,483,741	2,966,966	25,890,831	31,008,627

Contract owners’ equity end of period	$1,442,366	-	203,780,522	-	1,064,102	2,483,741	9,450,119	25,890,831

CHANGES IN UNITS:
Beginning units	-	-	-	-	114,548	138,583	1,163,407	1,414,407
Units purchased	284,810	-	35,617,350	-	-	3	99,236	247,721
Units redeemed	(47,827)	-	(1,944,787)	-	(21,317)	(24,038)	(460,661)	(498,721)

Ending units	236,983	-	33,672,563	-	93,231	114,548	801,982	1,163,407

(Continued)

62

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVDIV6		NVMLG1		NVMLG2		NVMLV2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(227,518)	599,089	(17)	-	(1,418)	-	970	-
Realized gain (loss) on investments	(3,524,196)	790,553	(3,419)	-	(25,339)	-	(15,992)	-
Change in unrealized gain (loss) on investments	(123,480,526)	(17,532,969)	(1,802)	-	(73,273)	-	(470,794)	-
Reinvested capital gains	25,226,921	14,181,881	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(102,005,319)	(1,961,446)	(5,238)	-	(100,030)	-	(485,816)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	22,048,620	95,812,453	6,402	-	642,606	-	2,614,895	-
Transfers between funds	(62,323,275)	59,608,515	38,487	-	328,367	-	1,304,010	-
Redemptions (note 3)	(11,602,213)	(9,480,830)	(244)	-	(397,261)	-	(51,743)	-
Annuity benefits	(50)	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(378,836)	(204,996)	(5)	-	(34,781)	-	(1,795)	-
Contingent deferred sales charges (note 2)	(168,618)	(136,430)	(18)	-	(6,797)	-	(113)	-
Adjustments to maintain reserves	(1,122)	(3,660)	(7,896)	-	199,076	-	(4)	-

Net equity transactions	(52,425,494)	145,595,052	36,726	-	731,210	-	3,865,250	-

Net change in contract owners’ equity	(154,430,813)	143,633,606	31,488	-	631,180	-	3,379,434	-
Contract owners’ equity beginning of period	274,210,858	130,577,252	-	-	-	-	-	-

Contract owners’ equity end of period	$119,780,045	274,210,858	31,488	-	631,180	-	3,379,434	-

CHANGES IN UNITS:
Beginning units	17,958,586	8,623,100	-	-	-	-	-	-
Units purchased	5,189,283	11,586,232	8,950	-	119,739	-	560,274	-
Units redeemed	(8,230,490)	(2,250,746)	(3,962)	-	(19,360)	-	(21,656)	-

Ending units	14,917,379	17,958,586	4,988	-	100,379	-	538,618	-

(Continued)

63

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVMMG1		NVMMG2		NVMMV2		SCGF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(4,409)	-	(908,477)	-	(199,894)	-	(100,242)	(149,026)
Realized gain (loss) on investments	(109,822)	-	(1,317,448)	-	(2,224,745)	-	(273,768)	714,173
Change in unrealized gain (loss) on investments	(207,378)	-	(45,609,068)	-	(68,247,877)	-	(4,480,517)	259,737
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(321,609)	-	(47,834,993)	-	(70,672,516)	-	(4,854,527)	824,884

Equity transactions:
Purchase payments received from contract owners (note 3)	21,417	-	1,767,510	-	2,741,504	-	617,494	785,795
Transfers between funds	877,821	-	132,040,874	-	243,858,343	-	(372,164)	(513,823)
Redemptions (note 3)	(56,205)	-	(2,660,483)	-	(6,184,704)	-	(1,243,052)	(2,118,746)
Annuity benefits	-	-	(54)	-	(98)	-	(1,951)	(2,732)
Contract maintenance charges (note 2)	(170)	-	(157,062)	-	(417,361)	-	(4,510)	(5,562)
Contingent deferred sales charges (note 2)	(162)	-	(51,527)	-	(116,420)	-	(8,750)	(9,435)
Adjustments to maintain reserves	(5,516)	-	(186,150)	-	(554)	-	(22)	(189)

Net equity transactions	837,185	-	130,753,108	-	239,880,710	-	(1,012,955)	(1,864,692)

Net change in contract owners’ equity	515,576	-	82,918,115	-	169,208,194	-	(5,867,482)	(1,039,808)
Contract owners’ equity beginning of period	-	-	-	-	-	-	10,866,809	11,906,617

Contract owners’ equity end of period	$515,576	-	82,918,115	-	169,208,194	-	4,999,327	10,866,809

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	1,333,156	1,582,686
Units purchased	121,649	-	14,178,502	-	27,273,886	-	314,278	385,823
Units redeemed	(38,818)	-	(793,522)	-	(1,933,958)	-	(487,775)	(635,353)

Ending units	82,831	-	13,384,980	-	25,339,928	-	1,159,659	1,333,156

(Continued)

64

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SCGF2		SCVF		SCVF2		SCF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(288,642)	(275,339)	(127,762)	(249,459)	(142,734)	(228,137)	(628,394)	(2,257,206)
Realized gain (loss) on investments	(3,277,649)	515,457	(4,646,271)	6,211,516	(3,340,844)	398,855	2,600,156	11,357,868
Change in unrealized gain (loss) on investments	(7,898,515)	383,434	(15,763,686)	(23,099,324)	(5,751,018)	(7,289,825)	(80,834,655)	(29,995,311)
Reinvested capital gains	-	-	-	10,842,772	-	4,369,559	24,186,634	23,765,705

Net increase (decrease) in contract owners’ equity resulting from operations	(11,464,806)	623,552	(20,537,719)	(6,294,495)	(9,234,596)	(2,749,548)	(54,676,259)	2,871,056

Equity transactions:
Purchase payments received from contract owners (note 3)	2,099,517	3,471,673	2,222,401	3,352,758	1,907,884	3,891,494	4,043,063	5,226,577
Transfers between funds	(7,287,769)	9,979,648	(7,480,926)	(12,943,919)	(1,943,708)	(12,492,212)	(9,284,263)	(9,313,114)
Redemptions (note 3)	(1,315,039)	(1,390,650)	(9,590,975)	(17,568,430)	(2,723,480)	(2,589,311)	(19,098,257)	(31,720,529)
Annuity benefits	-	-	(12,634)	(17,008)	(168)	(285)	(20,131)	(29,247)
Contract maintenance charges (note 2)	(3,704)	(1,526)	(28,224)	(37,544)	(6,642)	(4,462)	(58,417)	(74,394)
Contingent deferred sales charges (note 2)	(18,475)	(32,856)	(40,587)	(37,712)	(52,541)	(35,332)	(49,015)	(64,920)
Adjustments to maintain reserves	(275)	(489)	8,369	(1,118)	(528)	(994)	1,309	(2,510)

Net equity transactions	(6,525,745)	12,025,800	(14,922,576)	(27,252,973)	(2,819,183)	(11,231,102)	(24,465,711)	(35,978,137)

Net change in contract owners’ equity	(17,990,551)	12,649,352	(35,460,295)	(33,547,468)	(12,053,779)	(13,980,650)	(79,141,970)	(33,107,081)
Contract owners’ equity beginning of period	26,997,038	14,347,686	72,161,428	105,708,896	29,124,890	43,105,540	156,240,530	189,347,611

Contract owners’ equity end of period	$9,006,487	26,997,038	36,701,133	72,161,428	17,071,111	29,124,890	77,098,560	156,240,530

CHANGES IN UNITS:
Beginning units	1,534,096	874,697	3,462,637	4,662,412	1,429,150	1,931,451	4,226,617	5,162,695
Units purchased	692,193	936,985	279,906	308,114	399,346	322,328	245,726	305,540
Units redeemed	(1,257,650)	(277,586)	(1,113,220)	(1,507,889)	(573,898)	(824,629)	(1,053,489)	(1,241,618)

Ending units	968,639	1,534,096	2,629,323	3,462,637	1,254,598	1,429,150	3,418,854	4,226,617

(Continued)

65

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SCF2		TRF		TRF2		GVUSL

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(875,646)	(1,510,106)	141,218	(963,231)	(2,154,051)	(2,629,959)	(27,951)	(19,609)
Realized gain (loss) on investments	(4,588,442)	1,222,201	(5,868,022)	9,542,893	(6,988,911)	1,615,094	(569,854)	27,507
Change in unrealized gain (loss) on investments	(54,288,868)	(13,256,004)	(142,301,333)	(2,088,130)	(259,873,044)	(885,898)	(2,627,709)	(374,270)
Reinvested capital gains	18,955,245	12,722,927	35,459,862	15,101,664	65,856,346	13,993,209	-	1,026,221

Net increase (decrease) in contract owners’ equity resulting from operations	(40,797,711)	(820,982)	(112,568,275)	21,593,196	(203,159,660)	12,092,446	(3,225,514)	659,849

Equity transactions:
Purchase payments received from contract owners (note 3)	12,024,898	26,826,849	4,918,810	6,712,260	44,578,887	145,240,668	279,142	565,138
Transfers between funds	(1,699,612)	(16,165,263)	(8,741,990)	(9,746,211)	55,656,769	73,622,766	105,123	350,014
Redemptions (note 3)	(7,154,280)	(4,726,654)	(36,610,286)	(55,635,722)	(19,908,808)	(10,877,472)	(958,807)	(1,215,152)
Annuity benefits	(5,436)	-	(113,249)	(144,650)	(188)	-	(2,667)	(5,649)
Contract maintenance charges (note 2)	(100,187)	(33,136)	(160,726)	(189,588)	(1,044,804)	(352,952)	(1,831)	(2,035)
Contingent deferred sales charges (note 2)	(113,785)	(63,487)	(66,796)	(97,129)	(411,934)	(168,812)	(2,538)	(2,608)
Adjustments to maintain reserves	(733)	(2,063)	(14,164)	17,140	(879)	(4,519)	(101)	823

Net equity transactions	2,950,865	5,836,246	(40,788,401)	(59,083,900)	78,869,043	207,459,679	(581,679)	(309,469)

Net change in contract owners’ equity	(37,846,846)	5,015,264	(153,356,676)	(37,490,704)	(124,290,617)	219,552,125	(3,807,193)	350,380
Contract owners’ equity beginning of period	99,556,181	94,540,917	293,444,091	330,934,795	404,959,033	185,406,908	6,662,259	6,311,879

Contract owners’ equity end of period	$61,709,335	99,556,181	140,087,415	293,444,091	280,668,416	404,959,033	2,855,066	6,662,259

CHANGES IN UNITS:
Beginning units	4,806,056	4,583,575	4,753,992	5,881,078	23,169,599	11,257,455	397,523	416,108
Units purchased	1,339,837	2,241,927	117,311	125,165	7,811,740	13,921,285	107,066	218,435
Units redeemed	(1,230,251)	(2,019,446)	(1,035,213)	(1,252,251)	(2,935,177)	(2,009,141)	(159,709)	(237,020)

Ending units	4,915,642	4,806,056	3,836,090	4,753,992	28,046,162	23,169,599	344,880	397,523

(Continued)

66

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVNMO1		NVNMO2		NVNSR1		NVNSR2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(313)	-	(6,195)	-	(4,633)	-	(1,387,743)	-
Realized gain (loss) on investments	(12,474)	-	(137,486)	-	(72,125)	-	(3,913,076)	-
Change in unrealized gain (loss) on investments	(13,303)	-	(289,189)	-	(817,778)	-	(133,824,294)	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(26,090)	-	(432,870)	-	(894,536)	-	(139,125,113)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	920	-	714,662	-	75,494	-	3,630,688	-
Transfers between funds	94,850	-	566,947	-	2,547,964	-	397,446,743	-
Redemptions (note 3)	(4,353)	-	(5,382)	-	(159,988)	-	(7,704,356)	-
Annuity benefits	-	-	-	-	-	-	(194)	-
Contract maintenance charges (note 2)	(10)	-	(3)	-	(553)	-	(491,316)	-
Contingent deferred sales charges (note 2)	-	-	(66)	-	(889)	-	(146,603)	-
Adjustments to maintain reserves	(8)	-	34	-	(39)	-	10,849	-

Net equity transactions	91,399	-	1,276,192	-	2,461,989	-	392,745,811	-

Net change in contract owners’ equity	65,309	-	843,322	-	1,567,453	-	253,620,698	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$65,309	-	843,322	-	1,567,453	-	253,620,698	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	16,482	-	227,026	-	295,913	-	43,850,216	-
Units redeemed	(3,768)	-	(61,413)	-	(39,964)	-	(2,289,246)	-

Ending units	12,714	-	165,613	-	255,949	-	41,560,970	-

(Continued)

67

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVSTB2		GGTC		GGTC2		GGTC3

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$107,005	-	(2,897)	(5,002)	(14,563)	(22,191)	(54,115)	(77,920)
Realized gain (loss) on investments	(6,169)	-	4,755	37,888	(13,335)	18,515	(686,461)	724,880
Change in unrealized gain (loss) on investments	(152,105)	-	(184,347)	30,123	(774,070)	250,553	(2,582,469)	277,144
Reinvested capital gains	-	-	31,306	-	141,073	-	574,822	-

Net increase (decrease) in contract owners’ equity resulting from operations	(51,269)	-	(151,183)	63,009	(660,895)	246,877	(2,748,223)	924,104

Equity transactions:
Purchase payments received from contract owners (note 3)	4,983,930	-	-	-	809	20	247,281	368,603
Transfers between funds	11,559,450	-	(5,879)	(20,302)	(185,303)	(97,752)	(790,842)	(503,429)
Redemptions (note 3)	(509,049)	-	(52,997)	(132,970)	(95,808)	(52,936)	(490,237)	(696,479)
Annuity benefits	(5,464)	-	-	-	-	-	(1,304)	(1,647)
Contract maintenance charges (note 2)	(6,122)	-	(487)	(518)	(271)	(327)	(2,080)	(2,378)
Contingent deferred sales charges (note 2)	(17,594)	-	(46)	(14)	(1,001)	(1,685)	(4,445)	(3,310)
Adjustments to maintain reserves	24	-	(37)	(29)	(45)	(106)	343	18

Net equity transactions	16,005,175	-	(59,446)	(153,833)	(281,619)	(152,786)	(1,041,284)	(838,622)

Net change in contract owners’ equity	15,953,906	-	(210,629)	(90,824)	(942,514)	94,091	(3,789,507)	85,482
Contract owners’ equity beginning of period	-	-	346,234	437,058	1,535,827	1,441,736	6,193,756	6,108,274

Contract owners’ equity end of period	$15,953,906	-	135,605	346,234	593,313	1,535,827	2,404,249	6,193,756

CHANGES IN UNITS:
Beginning units	-	-	89,808	134,349	77,916	86,480	430,126	503,432
Units purchased	1,837,099	-	-	-	-	-	191,566	222,107
Units redeemed	(218,817)	-	(20,488)	(44,541)	(18,427)	(8,564)	(293,176)	(295,413)

Ending units	1,618,282	-	69,320	89,808	59,489	77,916	328,516	430,126

(Continued)

68

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GGTC6		GVUG2		GVUGL		EIF2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(147,037)	(167,062)	(311,336)	(349,562)	(71,465)	(82,972)	(127,895)	(732,968)
Realized gain (loss) on investments	(1,237,458)	428,250	(1,122,555)	419,715	(737,233)	235,796	(40,346,197)	5,742,329
Change in unrealized gain (loss) on investments	(6,238,541)	1,111,471	(12,259,077)	3,756,289	(2,929,553)	1,033,629	(38,696,150)	(35,248,122)
Reinvested capital gains	1,280,684	-	3,863,225	-	1,066,610	-	1,829,623	14,670,431

Net increase (decrease) in contract owners’ equity resulting from operations	(6,342,352)	1,372,659	(9,829,743)	3,826,442	(2,671,641)	1,186,453	(77,340,619)	(15,568,330)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,056,718	3,586,587	1,499,037	2,044,389	243,721	278,221	25,035,928	114,555,929
Transfers between funds	(5,042,206)	4,774,646	(269,587)	(898,114)	462,688	(442,438)	(166,120,494)	26,777,495
Redemptions (note 3)	(945,279)	(776,526)	(1,765,627)	(1,482,144)	(1,121,741)	(1,852,875)	(10,822,473)	(12,815,993)
Annuity benefits	-	-	-	-	(628)	(711)	(6,504)	(308)
Contract maintenance charges (note 2)	(881)	(785)	(3,924)	(2,046)	(2,124)	(2,250)	(333,824)	(250,731)
Contingent deferred sales charges (note 2)	(19,629)	(12,947)	(41,705)	(32,689)	(2,681)	(4,411)	(207,660)	(198,301)
Adjustments to maintain reserves	(264)	(344)	(268)	(760)	77	(46)	(1,635)	(4,511)

Net equity transactions	(4,951,541)	7,570,631	(582,074)	(371,364)	(420,688)	(2,024,510)	(152,456,662)	128,063,580

Net change in contract owners’ equity	(11,293,893)	8,943,290	(10,411,817)	3,455,078	(3,092,329)	(838,057)	(229,797,281)	112,495,250
Contract owners’ equity beginning of period	15,963,363	7,020,073	23,231,890	19,776,812	5,902,742	6,740,799	315,766,285	203,271,035

Contract owners’ equity end of period	$4,669,470	15,963,363	12,820,073	23,231,890	2,810,413	5,902,742	85,969,004	315,766,285

CHANGES IN UNITS:
Beginning units	1,169,229	606,445	1,094,930	1,117,672	329,074	454,175	18,188,564	11,215,121
Units purchased	364,731	997,186	328,528	300,117	178,685	110,256	3,161,290	10,726,354
Units redeemed	(856,677)	(434,402)	(375,906)	(322,859)	(237,528)	(235,357)	(13,339,318)	(3,752,911)

Ending units	677,283	1,169,229	1,047,552	1,094,930	270,231	329,074	8,010,536	18,188,564

(Continued)

69

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	MSBF		NVRE1		NVRE2		AMTG

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$3,352,870	1,552,915	20,598	-	37,683	-	(1,396,437)	(1,952,495)
Realized gain (loss) on investments	(2,469,376)	92,539	(99,705)	-	(145,295)	-	8,772,847	11,205,135
Change in unrealized gain (loss) on investments	(14,608,639)	121,056	(328,498)	-	(875,516)	-	(65,611,990)	18,662,353
Reinvested capital gains	1,473,787	2,979	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(12,251,358)	1,769,489	(407,605)	-	(983,128)	-	(58,235,580)	27,914,993

Equity transactions:
Purchase payments received from contract owners (note 3)	6,997,174	9,131,401	27,355	-	1,749,887	-	2,631,410	3,250,011
Transfers between funds	(2,814,864)	7,009,865	1,295,747	-	1,066,015	-	(5,390,896)	(4,559,259)
Redemptions (note 3)	(7,184,441)	(8,639,355)	(95,501)	-	(52,248)	-	(15,054,296)	(24,624,339)
Annuity benefits	(4,544)	(5,157)	-	-	-	-	(22,641)	(33,640)
Contract maintenance charges (note 2)	(35,639)	(8,767)	(86)	-	(40)	-	(67,876)	(80,342)
Contingent deferred sales charges (note 2)	(58,954)	(55,237)	(136)	-	(641)	-	(30,501)	(36,280)
Adjustments to maintain reserves	(418)	(825)	(23)	-	(82)	-	(1,321)	2,405

Net equity transactions	(3,101,686)	7,431,925	1,227,356	-	2,762,891	-	(17,936,121)	(26,081,444)

Net change in contract owners’ equity	(15,353,044)	9,201,414	819,751	-	1,779,763	-	(76,171,701)	1,833,549
Contract owners’ equity beginning of period	65,642,687	56,441,273	-	-	-	-	143,341,084	141,507,535

Contract owners’ equity end of period	$50,289,643	65,642,687	819,751	-	1,779,763	-	67,169,383	143,341,084

CHANGES IN UNITS:
Beginning units	5,127,598	4,491,128	-	-	-	-	2,896,657	3,507,840
Units purchased	2,260,043	2,007,823	229,503	-	406,534	-	97,490	196,503
Units redeemed	(2,498,806)	(1,371,353)	(83,019)	-	(87,365)	-	(582,777)	(807,686)

Ending units	4,888,835	5,127,598	146,484	-	319,169	-	2,411,370	2,896,657

(Continued)

70

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	AMGP		AMINS		AMMCGS		AMTP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(95,648)	(188,430)	(2,789,841)	893,348	(119,115)	(155,544)	(1,160,892)	(1,450,072)
Realized gain (loss) on investments	926,217	2,228,550	(39,714,244)	3,646,804	823,706	991,090	430,341	12,995,201
Change in unrealized gain (loss) on investments	(6,509,053)	(992,676)	4,414,284	(25,301,310)	(4,987,095)	884,746	(108,474,235)	(15,107,994)
Reinvested capital gains	441,400	-	1,035	16,952,840	-	-	21,625,094	18,552,371

Net increase (decrease) in contract owners’ equity resulting from operations	(5,237,084)	1,047,444	(38,088,766)	(3,808,318)	(4,282,504)	1,720,292	(87,579,692)	14,989,506

Equity transactions:
Purchase payments received from contract owners (note 3)	472,361	633,097	30,883,696	109,134,858	86,080	127,225	3,747,736	4,751,390
Transfers between funds	(650,151)	(1,183,810)	(271,128,744)	43,256,992	(1,071,305)	1,014,492	(6,713,471)	(9,222,420)
Redemptions (note 3)	(1,968,691)	(3,484,514)	(7,125,192)	(8,308,402)	(862,499)	(907,455)	(19,892,990)	(33,553,930)
Annuity benefits	(23)	(29)	(567)	(432)	-	-	(27,970)	(40,423)
Contract maintenance charges (note 2)	(7,321)	(8,410)	(299,202)	(270,924)	(966)	(1,101)	(64,786)	(77,144)
Contingent deferred sales charges (note 2)	(5,998)	(8,902)	(147,591)	(128,412)	(9,573)	(14,107)	(36,006)	(57,688)
Adjustments to maintain reserves	(94)	(127)	(23,716)	(157,119)	(111)	(628)	(4,762)	868

Net equity transactions	(2,159,917)	(4,052,695)	(247,841,316)	143,526,561	(1,858,374)	218,426	(22,992,249)	(38,199,347)

Net change in contract owners’ equity	(7,397,001)	(3,005,251)	(285,930,082)	139,718,243	(6,140,878)	1,938,718	(110,571,941)	(23,209,841)
Contract owners’ equity beginning of period	15,420,721	18,425,972	293,668,744	153,950,501	10,958,939	9,020,221	182,085,723	205,295,564

Contract owners’ equity end of period	$8,023,720	15,420,721	7,738,662	293,668,744	4,818,061	10,958,939	71,513,782	182,085,723

CHANGES IN UNITS:
Beginning units	1,105,261	1,399,614	20,563,376	10,936,799	507,184	502,810	4,821,251	5,867,088
Units purchased	103,249	146,835	4,427,649	13,048,694	44,307	143,330	296,845	292,792
Units redeemed	(280,347)	(441,188)	(23,965,733)	(3,422,117)	(151,272)	(138,956)	(1,087,050)	(1,338,629)

Ending units	928,163	1,105,261	1,025,292	20,563,376	400,219	507,184	4,031,046	4,821,251

(Continued)

71

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	AMRS		AMFAS		AMSRS		OVMS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(82,849)	(196,089)	(86,385)	(99,651)	(4,375,923)	(6,234,194)	1,526,556	1,681,503
Realized gain (loss) on investments	(575,132)	409,822	(211,104)	305,755	(950,599)	3,869,047	(5,275,870)	310,478
Change in unrealized gain (loss) on investments	(6,852,966)	(654,737)	(2,468,343)	(345,149)	(50,706,776)	14,801,627	(48,998,634)	(9,279,705)
Reinvested capital gains	27,332	427,951	187,423	47,921	2,713,949	1,439,364	6,658,903	10,773,436

Net increase (decrease) in contract owners’ equity resulting from operations	(7,483,615)	(13,053)	(2,578,409)	(91,124)	(53,319,349)	13,875,844	(46,089,045)	3,485,712

Equity transactions:
Purchase payments received from contract owners (note 3)	1,045,318	4,597,919	397,168	407,850	46,225,071	172,758,426	2,224,523	3,061,296
Transfers between funds	(1,088,053)	(4,982,275)	335,102	152,085	(454,123,273)	96,742,273	(6,680,025)	(3,005,472)
Redemptions (note 3)	(917,406)	(986,306)	(474,467)	(646,740)	(14,201,621)	(14,290,978)	(16,122,495)	(22,129,672)
Annuity benefits	-	-	-	-	(3,746)	(4,900)	(14,739)	(24,724)
Contract maintenance charges (note 2)	(7,274)	(1,114)	(984)	(629)	(535,421)	(417,935)	(46,481)	(54,842)
Contingent deferred sales charges (note 2)	(10,738)	(11,451)	(3,758)	(7,195)	(277,421)	(205,511)	(30,360)	(41,123)
Adjustments to maintain reserves	(335)	(689)	(283)	(320)	(14,130)	(3,988)	(162)	(114)

Net equity transactions	(978,488)	(1,383,916)	252,778	(94,949)	(422,930,541)	254,577,387	(20,669,739)	(22,194,651)

Net change in contract owners’ equity	(8,462,103)	(1,396,969)	(2,325,631)	(186,073)	(476,249,890)	268,453,231	(66,758,784)	(18,708,939)
Contract owners’ equity beginning of period	16,737,536	18,134,505	6,032,559	6,218,632	500,502,898	232,049,667	119,146,353	137,855,292

Contract owners’ equity end of period	$8,275,433	16,737,536	3,706,928	6,032,559	24,253,008	500,502,898	52,387,569	119,146,353

CHANGES IN UNITS:
Beginning units	1,309,013	1,440,361	392,938	399,331	29,683,131	14,567,602	3,793,326	4,523,880
Units purchased	448,561	770,522	183,533	148,639	5,126,351	18,326,427	105,577	154,382
Units redeemed	(541,555)	(901,870)	(170,101)	(155,032)	(32,417,442)	(3,210,898)	(926,743)	(884,936)

Ending units	1,216,019	1,309,013	406,370	392,938	2,392,040	29,683,131	2,972,160	3,793,326

(Continued)

72

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	OVCAFS		OVGR		OVB		OVGS3

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(858,109)	(1,063,666)	(789,330)	(1,051,833)	2,874,069	4,270,510	225,138	14,013
Realized gain (loss) on investments	785,484	1,745,319	2,599,937	7,994,724	(2,817,013)	1,158,307	3,119,139	8,615,762
Change in unrealized gain (loss) on investments	(30,391,351)	6,879,777	(38,741,679)	4,577,013	(34,742,735)	(2,274,931)	(52,083,596)	(8,487,804)
Reinvested capital gains	-	-	-	-	-	-	5,983,984	5,921,773

Net increase (decrease) in contract owners’ equity resulting from operations	(30,463,976)	7,561,430	(36,931,072)	11,519,904	(34,685,679)	3,153,886	(42,755,335)	6,063,744

Equity transactions:
Purchase payments received from contract owners (note 3)	3,218,037	6,664,178	2,962,134	4,025,527	2,358,634	2,979,705	8,062,393	10,978,070
Transfers between funds	(3,581,330)	(4,884,743)	(4,256,541)	(7,198,506)	(6,919,838)	(437,324)	(7,797,458)	(4,254,366)
Redemptions (note 3)	(5,118,259)	(3,967,446)	(11,259,806)	(18,459,504)	(14,719,464)	(19,412,680)	(14,006,293)	(21,091,727)
Annuity benefits	-	-	(16,600)	(27,553)	(13,895)	(15,406)	(13,922)	(17,312)
Contract maintenance charges (note 2)	(9,871)	(7,312)	(43,748)	(53,097)	(37,593)	(42,756)	(35,584)	(41,927)
Contingent deferred sales charges (note 2)	(97,866)	(79,364)	(46,118)	(65,062)	(26,530)	(35,011)	(70,898)	(74,532)
Adjustments to maintain reserves	(523)	(1,617)	851	(468)	(16,532)	3,421	(6,525)	(2,232)

Net equity transactions	(5,589,812)	(2,276,304)	(12,659,828)	(21,778,663)	(19,375,218)	(16,960,051)	(13,868,287)	(14,504,026)

Net change in contract owners’ equity	(36,053,788)	5,285,126	(49,590,900)	(10,258,759)	(54,060,897)	(13,806,165)	(56,623,622)	(8,440,282)
Contract owners’ equity beginning of period	69,363,812	64,078,686	89,378,932	99,637,691	102,216,189	116,022,354	112,825,784	121,266,066

Contract owners’ equity end of period	$33,310,024	69,363,812	39,788,032	89,378,932	48,155,292	102,216,189	56,202,162	112,825,784

CHANGES IN UNITS:
Beginning units	3,981,882	4,129,863	4,805,480	6,037,158	4,466,808	5,265,751	4,898,499	5,524,646
Units purchased	593,773	677,935	309,176	374,836	210,261	336,055	626,175	901,762
Units redeemed	(999,034)	(825,916)	(1,137,207)	(1,606,514)	(1,203,753)	(1,134,998)	(1,390,212)	(1,527,909)

Ending units	3,576,621	3,981,882	3,977,449	4,805,480	3,473,316	4,466,808	4,134,462	4,898,499

(Continued)

73

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	OVGS4		OVGS		OVGSS		OVHI3

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(176,251)	(409,508)	523,675	107,501	(19,690)	(64,097)	21,362	(3,811)
Realized gain (loss) on investments	(553,759)	2,279,459	14,571,089	33,187,135	205,519	843,896	(304,175)	(15,415)
Change in unrealized gain (loss) on investments	(45,533,159)	(2,392,817)	(119,409,989)	(32,914,580)	(8,774,045)	(858,575)	(388,706)	(5,799)
Reinvested capital gains	5,591,832	4,840,272	13,114,068	13,947,556	1,073,516	1,087,160	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(40,671,337)	4,317,406	(91,201,157)	14,327,612	(7,514,700)	1,008,384	(671,519)	(25,025)

Equity transactions:
Purchase payments received from contract owners (note 3)	5,741,670	18,266,347	2,978	64,085	392	(15)	82,434	59,395
Transfers between funds	(8,941,891)	(5,839,186)	(12,042,430)	(12,276,553)	(2,102,702)	(1,192,815)	517,811	468,880
Redemptions (note 3)	(6,378,346)	(6,786,433)	(27,599,474)	(47,883,816)	(1,479,756)	(1,333,789)	(129,846)	(34,749)
Annuity benefits	-	-	(41,466)	(53,984)	-	-	-	-
Contract maintenance charges (note 2)	(10,104)	(9,984)	(82,306)	(101,227)	(1,498)	(1,787)	(230)	(68)
Contingent deferred sales charges (note 2)	(88,268)	(85,826)	(36,774)	(60,514)	(19,408)	(18,680)	(209)	(7)
Adjustments to maintain reserves	(507)	(1,945)	33,911	601	(343)	(466)	(14,104)	(23)

Net equity transactions	(9,677,446)	5,542,973	(39,765,561)	(60,311,408)	(3,603,315)	(2,547,552)	455,856	493,428

Net change in contract owners’ equity	(50,348,783)	9,860,379	(130,966,718)	(45,983,796)	(11,118,015)	(1,539,168)	(215,663)	468,403
Contract owners’ equity beginning of period	104,330,390	94,470,011	248,379,318	294,363,114	20,585,407	22,124,575	468,403	-

Contract owners’ equity end of period	$53,981,607	104,330,390	117,412,600	248,379,318	9,467,392	20,585,407	252,740	468,403

CHANGES IN UNITS:
Beginning units	6,661,852	6,304,392	5,756,123	7,165,665	862,593	967,988	48,923	-
Units purchased	850,439	1,602,889	4	78	-	479	180,064	123,135
Units redeemed	(1,649,122)	(1,245,429)	(1,150,144)	(1,409,620)	(186,643)	(105,874)	(102,308)	(74,212)

Ending units	5,863,169	6,661,852	4,605,983	5,756,123	675,950	862,593	126,679	48,923

(Continued)

74

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	OVHI4		OVHI		OVHIS		OVSC

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$444,606	(73,737)	24,514	46,386	1,024,178	2,270,099	(31,327)	(39,661)
Realized gain (loss) on investments	(3,271,125)	(193,283)	(123,326)	15,202	(2,165,204)	(113,025)	(357,562)	115,913
Change in unrealized gain (loss) on investments	(6,889,235)	(138,069)	(193,406)	(53,334)	(14,303,261)	(2,341,567)	(1,543,450)	(399,329)
Reinvested capital gains	-	-	-	-	-	-	221,525	100,187

Net increase (decrease) in contract owners’ equity resulting from operations	(9,715,754)	(405,089)	(292,218)	8,254	(15,444,287)	(184,493)	(1,710,814)	(222,890)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,125,672	2,695,813	(12)	25,804	4,546	2,507,174	364,635	356,322
Transfers between funds	3,348,619	7,924,707	(54,310)	(313,066)	(4,372,402)	(17,858,509)	381,324	2,286,190
Redemptions (note 3)	(1,059,579)	(728,500)	(112,505)	(134,949)	(2,181,812)	(3,185,760)	(480,271)	(603,915)
Annuity benefits	-	-	-	-	(2,944)	(2,979)	(372)	(276)
Contract maintenance charges (note 2)	(916)	(240)	(117)	(230)	(2,031)	(2,910)	(1,617)	(1,113)
Contingent deferred sales charges (note 2)	(9,956)	(14,043)	(3)	(208)	(21,980)	(31,362)	(1,786)	(282)
Adjustments to maintain reserves	(1,667)	(128)	(30)	(28)	(712)	(812)	(46)	39

Net equity transactions	4,402,173	9,877,609	(166,977)	(422,677)	(6,577,335)	(18,575,158)	261,867	2,036,965

Net change in contract owners’ equity	(5,313,581)	9,472,520	(459,195)	(414,423)	(22,021,622)	(18,759,651)	(1,448,947)	1,814,075
Contract owners’ equity beginning of period	9,472,520	-	510,531	924,954	25,701,219	44,460,870	4,092,040	2,277,965

Contract owners’ equity end of period	$4,158,939	9,472,520	51,336	510,531	3,679,597	25,701,219	2,643,093	4,092,040

CHANGES IN UNITS:
Beginning units	991,751	-	49,246	87,967	1,877,575	3,180,409	418,752	227,665
Units purchased	2,688,244	1,766,260	-	91,604	7	666,017	239,302	348,899
Units redeemed	(1,609,756)	(774,509)	(25,722)	(130,325)	(603,240)	(1,968,851)	(217,197)	(157,812)

Ending units	2,070,239	991,751	23,524	49,246	1,274,342	1,877,575	440,857	418,752

(Continued)

75

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	OVSCS		OVGI		OVGIS		OVAG

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(2,375,054)	(1,669,977)	49,367	(94,475)	(2,055,223)	(3,558,101)	(162,354)	(240,177)
Realized gain (loss) on investments	(6,421,937)	2,322,762	439,049	2,190,869	(4,650,030)	8,289,626	197,485	1,172,555
Change in unrealized gain (loss) on investments	(71,083,896)	(9,482,308)	(11,241,564)	(1,174,857)	(195,684,358)	(3,241,859)	(7,546,706)	7,421
Reinvested capital gains	9,799,136	2,837,156	1,372,064	-	24,059,956	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(70,081,751)	(5,992,367)	(9,381,084)	921,537	(178,329,655)	1,489,666	(7,511,575)	939,799

Equity transactions:
Purchase payments received from contract owners (note 3)	21,061,258	43,133,931	1,404,950	1,963,139	44,131,538	136,524,143	967,480	1,388,265
Transfers between funds	38,121,966	22,344,161	(1,354,116)	96,324	26,238,707	41,566,777	(928,902)	(1,907,552)
Redemptions (note 3)	(8,881,039)	(4,527,923)	(3,920,948)	(5,751,994)	(20,776,884)	(12,264,290)	(2,111,631)	(3,132,552)
Annuity benefits	(59)	-	(8,536)	(13,036)	(149)	-	-	-
Contract maintenance charges (note 2)	(379,953)	(83,951)	(12,837)	(14,617)	(900,873)	(311,701)	(10,809)	(13,679)
Contingent deferred sales charges (note 2)	(175,869)	(75,353)	(19,254)	(22,732)	(393,034)	(198,454)	(23,441)	(19,771)
Adjustments to maintain reserves	(1,041)	(2,197)	242	997	(1,071)	(5,081)	(97)	(142)

Net equity transactions	49,745,263	60,788,668	(3,910,499)	(3,741,919)	48,298,234	165,311,394	(2,107,400)	(3,685,431)

Net change in contract owners’ equity	(20,336,488)	54,796,301	(13,291,583)	(2,820,382)	(130,031,421)	166,801,060	(9,618,975)	(2,745,632)
Contract owners’ equity beginning of period	125,648,459	70,852,158	26,266,088	29,086,470	402,804,694	236,003,634	16,720,309	19,465,941

Contract owners’ equity end of period	$105,311,971	125,648,459	12,974,505	26,266,088	272,773,273	402,804,694	7,101,334	16,720,309

CHANGES IN UNITS:
Beginning units	6,050,092	3,305,000	2,487,109	2,841,846	24,014,369	14,409,505	2,576,050	3,147,364
Units purchased	5,302,603	3,945,305	279,986	553,940	7,491,233	13,464,733	316,968	325,096
Units redeemed	(3,015,352)	(1,200,213)	(744,488)	(908,677)	(4,500,024)	(3,859,869)	(716,694)	(896,410)

Ending units	8,337,343	6,050,092	2,022,607	2,487,109	27,005,578	24,014,369	2,176,324	2,576,050

(Continued)

76

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	PISVP1		PVGIB		PVTIGB		PVTVB

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(3,653)	(4,220)	30,478	(23,689)	7,880	23,236	(29,047)	(42,282)
Realized gain (loss) on investments	(92,857)	(11,971)	(610,222)	196,292	12,316	125,163	(36,556)	172,829
Change in unrealized gain (loss) on investments	(490,494)	(385,889)	(2,900,852)	(1,946,049)	(833,657)	(244,489)	(756,377)	(42,275)
Reinvested capital gains	153,345	299,112	973,768	1,219,908	192,364	210,562	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(433,659)	(102,968)	(2,506,828)	(553,538)	(621,097)	114,472	(821,980)	88,272

Equity transactions:
Purchase payments received from contract owners (note 3)	266	25,508	58,637	78,232	-	-	34,791	15,004
Transfers between funds	(67,029)	(33,794)	(311,802)	(620,149)	(123,387)	(161,735)	(48,541)	(229,217)
Redemptions (note 3)	(27,061)	(56,766)	(676,400)	(760,481)	(55,007)	(184,528)	(243,758)	(356,133)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(56)	(96)	(977)	(1,016)	(137)	(157)	(367)	(376)
Contingent deferred sales charges (note 2)	-	-	(15,573)	(15,079)	(613)	(4,199)	(3,785)	(12,418)
Adjustments to maintain reserves	(10)	(1)	(142)	(322)	(139)	16	(137)	(266)

Net equity transactions	(93,890)	(65,149)	(946,257)	(1,318,815)	(179,283)	(350,603)	(261,797)	(583,406)

Net change in contract owners’ equity	(527,549)	(168,117)	(3,453,085)	(1,872,353)	(800,380)	(236,131)	(1,083,777)	(495,134)
Contract owners’ equity beginning of period	1,173,591	1,341,708	6,876,101	8,748,454	1,525,012	1,761,143	2,271,117	2,766,251

Contract owners’ equity end of period	$646,042	1,173,591	3,423,016	6,876,101	724,632	1,525,012	1,187,340	2,271,117

CHANGES IN UNITS:
Beginning units	117,897	124,148	468,881	551,603	71,037	87,538	168,443	213,216
Units purchased	782	6,820	36,053	16,334	-	3,847	10,344	27,232
Units redeemed	(12,946)	(13,071)	(117,846)	(99,056)	(9,857)	(20,348)	(36,603)	(72,005)

Ending units	105,733	117,897	387,088	468,881	61,180	71,037	142,184	168,443

(Continued)

77

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	TRBCG2		TREI2		TRLT2		DSRG

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(3,075,467)	(1,569,018)	470,585	(23,766)	884,495	378,387	(311,002)	(618,117)
Realized gain (loss) on investments	(1,341,937)	1,053,580	(1,046,707)	1,048,729	(28,663)	855	(6,076,910)	(4,934,921)
Change in unrealized gain (loss) on investments	(101,401,814)	9,175,145	(34,340,847)	(5,255,297)	(1,262,177)	241,676	(16,689,844)	10,518,224
Reinvested capital gains	-	-	2,107,353	4,427,360	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(105,819,218)	8,659,707	(32,809,616)	197,026	(406,345)	620,918	(23,077,756)	4,965,186

Equity transactions:
Purchase payments received from contract owners (note 3)	25,390,342	44,889,392	16,738,483	26,252,958	5,361,860	9,270,073	2,399,674	2,967,102
Transfers between funds	105,779,333	61,775,612	7,299,559	1,470,811	13,383,565	13,839,582	(2,989,401)	(4,928,781)
Redemptions (note 3)	(11,097,363)	(4,007,375)	(7,204,544)	(5,737,988)	(3,734,295)	(1,346,062)	(9,931,828)	(13,039,667)
Annuity benefits	(1,113)	-	(3,457)	(4,222)	-	-	(7,490)	(2,996)
Contract maintenance charges (note 2)	(488,777)	(86,315)	(35,967)	(5,633)	(51,706)	(1,500)	(52,268)	(60,604)
Contingent deferred sales charges (note 2)	(185,760)	(49,070)	(85,680)	(47,203)	(84,785)	(6,230)	(36,264)	(41,484)
Adjustments to maintain reserves	(885)	(1,604)	5,242	(1,162)	417	1,658	3,746	(2,861)

Net equity transactions	119,395,777	102,520,640	16,713,636	21,927,561	14,875,056	21,757,521	(10,613,831)	(15,109,291)

Net change in contract owners’ equity	13,576,559	111,180,347	(16,095,980)	22,124,587	14,468,711	22,378,439	(33,691,587)	(10,144,105)
Contract owners’ equity beginning of period	133,588,581	22,408,234	76,363,727	54,239,140	31,585,239	9,206,800	72,329,772	82,473,877

Contract owners’ equity end of period	$147,165,140	133,588,581	60,267,747	76,363,727	46,053,950	31,585,239	38,638,185	72,329,772

CHANGES IN UNITS:
Beginning units	10,055,319	1,860,568	6,128,523	4,412,317	2,984,605	897,335	2,887,153	3,504,269
Units purchased	12,281,690	9,459,193	3,457,161	3,579,944	2,850,776	2,462,859	123,980	140,091
Units redeemed	(2,663,603)	(1,264,442)	(1,862,608)	(1,863,738)	(1,474,432)	(375,589)	(630,537)	(757,207)

Ending units	19,673,406	10,055,319	7,723,076	6,128,523	4,360,949	2,984,605	2,380,596	2,887,153

(Continued)

78

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	VWBFR		VWBF		VWEMR		VWEM

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$614,508	353,900	1,343,185	1,058,302	(276,248)	(295,139)	(380,161)	(386,311)
Realized gain (loss) on investments	(42,948)	(195,683)	(371,189)	(457,001)	(6,921,436)	3,358,355	(92,397)	6,302,960
Change in unrealized gain (loss) on investments	(458,896)	502,780	(583,411)	957,901	(22,684,555)	1,029,821	(40,435,269)	(536,696)
Reinvested capital gains	-	-	-	-	11,631,611	4,720,791	15,223,007	7,864,824

Net increase (decrease) in contract owners’ equity resulting from operations	112,664	660,997	388,585	1,559,202	(18,250,628)	8,813,828	(25,684,820)	13,244,777

Equity transactions:
Purchase payments received from contract owners (note 3)	448,071	585,309	-	33	934,783	1,557,545	(109)	61,761
Transfers between funds	708,740	1,325,285	(1,281,269)	(789,366)	(7,027,224)	4,471,559	(2,457,480)	(3,266,318)
Redemptions (note 3)	(2,150,571)	(1,419,562)	(2,817,333)	(3,619,530)	(2,883,313)	(4,428,298)	(4,000,717)	(8,036,349)
Annuity benefits	(1,516)	-	(2,538)	(2,401)	(3,759)	(4,205)	(14,082)	(25,209)
Contract maintenance charges (note 2)	(2,594)	(1,885)	(8,944)	(9,360)	(6,659)	(8,265)	(13,922)	(17,603)
Contingent deferred sales charges (note 2)	(3,862)	(2,748)	(1,750)	(2,787)	(8,254)	(9,717)	(4,502)	(10,463)
Adjustments to maintain reserves	3,575	(67)	(2,298)	477	331	1,011	2,584	4,999

Net equity transactions	(998,157)	486,332	(4,114,132)	(4,422,934)	(8,994,095)	1,579,630	(6,488,228)	(11,289,182)

Net change in contract owners’ equity	(885,493)	1,147,329	(3,725,547)	(2,863,732)	(27,244,723)	10,393,458	(32,173,048)	1,955,595
Contract owners’ equity beginning of period	8,910,518	7,763,189	19,122,232	21,985,964	35,419,465	25,026,007	44,356,883	42,401,288

Contract owners’ equity end of period	$8,025,025	8,910,518	15,396,685	19,122,232	8,174,742	35,419,465	12,183,835	44,356,883

CHANGES IN UNITS:
Beginning units	731,903	690,934	889,847	1,107,173	1,152,258	1,106,434	1,599,935	2,079,717
Units purchased	498,428	316,826	-	-	278,549	822,360	59	-
Units redeemed	(587,917)	(275,857)	(186,622)	(217,326)	(666,891)	(776,536)	(335,936)	(479,782)

Ending units	642,414	731,903	703,225	889,847	763,916	1,152,258	1,264,058	1,599,935

(Continued)

79

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	VWHAR		VWHA		MSVFI		MSVF2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(416,429)	(480,374)	(500,253)	(638,683)	108,965	65,016	6,402,303	3,602,936
Realized gain (loss) on investments	287,404	3,935,670	5,962,740	6,186,747	(119,033)	17,379	(5,301,604)	(42,096)
Change in unrealized gain (loss) on investments	(27,898,131)	5,938,356	(37,368,416)	7,046,890	(437,219)	24,449	(36,033,941)	3,634,710
Reinvested capital gains	6,617,535	4,275,584	8,257,790	6,400,431	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(21,409,621)	13,669,236	(23,648,139)	18,995,385	(447,287)	106,844	(34,933,242)	7,195,550

Equity transactions:
Purchase payments received from contract owners (note 3)	1,483,188	1,673,206	(348)	(147)	244,265	245,605	32,437,863	90,733,170
Transfers between funds	1,123,860	2,203,387	(3,564,995)	(2,798,775)	312,810	2,222,183	(53,307,697)	83,043,132
Redemptions (note 3)	(5,905,125)	(5,183,512)	(6,382,193)	(6,481,955)	(663,809)	(432,077)	(14,800,091)	(7,534,522)
Annuity benefits	(2,101)	(2,020)	(10,577)	(9,427)	-	-	(157)	-
Contract maintenance charges (note 2)	(12,808)	(10,338)	(18,850)	(19,103)	(1,420)	(740)	(536,688)	(200,588)
Contingent deferred sales charges (note 2)	(7,187)	(9,290)	(3,372)	(4,895)	(2,703)	(196)	(254,674)	(106,087)
Adjustments to maintain reserves	(161)	(411)	8,518	3,363	(105)	(156)	(862)	(2,904)

Net equity transactions	(3,320,334)	(1,328,978)	(9,971,817)	(9,310,939)	(110,962)	2,034,619	(36,462,306)	165,932,201

Net change in contract owners’ equity	(24,729,955)	12,340,258	(33,619,956)	9,684,446	(558,249)	2,141,463	(71,395,548)	173,127,751
Contract owners’ equity beginning of period	46,070,345	33,730,087	58,405,783	48,721,337	3,557,887	1,416,424	286,272,488	113,144,737

Contract owners’ equity end of period	$21,340,390	46,070,345	24,785,827	58,405,783	2,999,638	3,557,887	214,876,940	286,272,488

CHANGES IN UNITS:
Beginning units	1,400,348	1,470,219	1,118,247	1,340,984	328,510	136,094	25,887,057	10,572,601
Units purchased	753,375	733,623	-	-	209,243	299,366	6,060,614	17,222,645
Units redeemed	(934,439)	(803,494)	(225,882)	(222,737)	(225,136)	(106,950)	(9,815,302)	(1,908,189)

Ending units	1,219,284	1,400,348	892,365	1,118,247	312,617	328,510	22,132,369	25,887,057

(Continued)

80

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	MSEM		MSEMB		MSVRE		MSVREB

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$335,121	490,613	95,545	128,297	2,027,730	(478,010)	890,316	(659,517)
Realized gain (loss) on investments	(302,007)	(110,214)	(89,035)	(39,384)	2,376,340	38,936,051	(10,999,719)	12,497,447
Change in unrealized gain (loss) on investments	(1,228,571)	(238,725)	(357,750)	(55,822)	(81,704,272)	(83,713,845)	(48,143,342)	(41,769,776)
Reinvested capital gains	238,029	256,821	70,024	69,222	36,706,467	15,636,180	27,428,028	9,597,092

Net increase (decrease) in contract owners’ equity resulting from operations	(957,428)	398,495	(281,216)	102,313	(40,593,735)	(29,619,624)	(30,824,717)	(20,334,754)

Equity transactions:
Purchase payments received from contract owners (note 3)	(253)	(13)	-	(65)	3,320,519	5,875,599	3,411,631	20,486,120
Transfers between funds	(670,164)	(1,085,960)	(135,747)	(231,100)	(8,237,395)	(42,565,173)	(3,947,039)	(27,023,886)
Redemptions (note 3)	(1,064,832)	(1,739,155)	(227,330)	(295,201)	(16,854,491)	(30,308,534)	(7,599,851)	(7,783,265)
Annuity benefits	-	-	-	-	(10,608)	(14,143)	(10,188)	(10,721)
Contract maintenance charges (note 2)	(3,433)	(4,305)	(266)	(261)	(45,151)	(68,065)	(10,148)	(11,149)
Contingent deferred sales charges (note 2)	(3,772)	(1,774)	(3,208)	(6,665)	(52,621)	(53,891)	(132,793)	(120,741)
Adjustments to maintain reserves	(16)	(24)	(112)	(176)	1,594	1,090	(717)	(1,037)

Net equity transactions	(1,742,470)	(2,831,231)	(366,663)	(533,468)	(21,878,153)	(67,133,117)	(8,289,105)	(14,464,679)

Net change in contract owners’ equity	(2,699,898)	(2,432,736)	(647,879)	(431,155)	(62,471,888)	(96,752,741)	(39,113,822)	(34,799,433)
Contract owners’ equity beginning of period	6,980,725	9,413,461	1,965,340	2,396,495	121,588,720	218,341,461	81,927,743	116,727,176

Contract owners’ equity end of period	$4,280,827	6,980,725	1,317,461	1,965,340	59,116,832	121,588,720	42,813,921	81,927,743

CHANGES IN UNITS:
Beginning units	351,451	498,158	113,859	145,536	2,592,043	3,810,701	3,568,905	4,145,461
Units purchased	-	-	-	4	342,609	397,450	1,176,390	1,492,789
Units redeemed	(94,560)	(146,707)	(22,828)	(31,681)	(878,625)	(1,616,108)	(1,684,282)	(2,069,345)

Ending units	256,891	351,451	91,031	113,859	2,056,027	2,592,043	3,061,013	3,568,905

(Continued)

81

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	VYDS		SVDF		WFVLCG		WFVMM

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(5,483)	(7,868)	(713,564)	(955,911)	(1,977)	(2,929)	253	535
Realized gain (loss) on investments	14,968	6,827	3,564,253	5,574,290	609	1,146	-	-
Change in unrealized gain (loss) on investments	(507,003)	189	(31,921,510)	8,715,338	(51,732)	8,869	-	-
Reinvested capital gains	127,929	82,411	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(369,589)	81,559	(29,070,821)	13,333,717	(53,100)	7,086	253	535

Equity transactions:
Purchase payments received from contract owners (note 3)	44,635	21,666	795,007	966,397	45	-	-	611,166
Transfers between funds	(41,110)	(1,786)	(1,750,799)	(2,103,615)	-	-	202,791	(535,087)
Redemptions (note 3)	(131,922)	(7,632)	(7,473,539)	(11,056,240)	(5,759)	(7,517)	(2,200)	(76,167)
Annuity benefits	-	-	(16,627)	(18,780)	-	-	-	-
Contract maintenance charges (note 2)	(175)	(189)	(27,318)	(31,618)	(35)	(43)	(30)	(30)
Contingent deferred sales charges (note 2)	-	(266)	(10,655)	(10,297)	(168)	(348)	-	-
Adjustments to maintain reserves	-	(11)	(6,920)	(1,381)	(17)	(21)	45	113

Net equity transactions	(128,572)	11,782	(8,490,851)	(12,255,534)	(5,934)	(7,929)	200,606	(5)

Net change in contract owners’ equity	(498,161)	93,341	(37,561,672)	1,078,183	(59,034)	(843)	200,859	530
Contract owners’ equity beginning of period	1,063,078	969,737	69,816,019	68,737,836	136,370	137,213	17,585	17,055

Contract owners’ equity end of period	$564,917	1,063,078	32,254,347	69,816,019	77,336	136,370	218,444	17,585

CHANGES IN UNITS:
Beginning units	66,078	65,321	1,793,964	2,138,630	12,402	13,143	1,632	1,635
Units purchased	3,099	1,779	107,174	80,276	-	-	18,728	58,314
Units redeemed	(11,802)	(1,022)	(393,126)	(424,942)	(626)	(741)	(206)	(58,317)

Ending units	57,375	66,078	1,508,012	1,793,964	11,776	12,402	20,154	1,632

(Continued)

82

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SVOF		WFVSMV		WFVTRB

	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$1,305,772	(2,392,205)	(87)	(1)	841	768
Realized gain (loss) on investments	(7,092,700)	7,758,603	(310)	1	(1)	(1)
Change in unrealized gain (loss) on investments	(152,729,190)	(32,879,682)	(6,144)	9	(559)	325
Reinvested capital gains	51,688,115	45,422,273	2,098	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(106,828,003)	17,908,989	(4,443)	9	281	1,092

Equity transactions:
Purchase payments received from contract owners (note 3)	4,928,968	6,610,961	11,333	372	-	-
Transfers between funds	(11,139,737)	(16,577,163)	783	(10)	-	-
Redemptions (note 3)	(33,723,685)	(51,566,086)	(1,514)	-	-	-
Annuity benefits	(42,388)	(60,812)	-	-	-	-
Contract maintenance charges (note 2)	(117,994)	(138,185)	-	-	-	-
Contingent deferred sales charges (note 2)	(69,229)	(74,200)	-	-	-	-
Adjustments to maintain reserves	14,276	66,243	(1)	(3)	(1)	(1)

Net equity transactions	(40,149,789)	(61,739,242)	10,601	359	(1)	(1)

Net change in contract owners’ equity	(146,977,792)	(43,830,253)	6,158	368	280	1,091
Contract owners’ equity beginning of period	291,426,019	335,256,272	368	-	23,072	21,981

Contract owners’ equity end of period	$144,448,227	291,426,019	6,526	368	23,352	23,072

CHANGES IN UNITS:
Beginning units	5,757,665	7,005,669	39	-	2,116	2,116
Units purchased	181,645	173,167	1,409	40	-	-
Units redeemed	(1,123,382)	(1,421,171)	(188)	(1)	-	-

Ending units	4,815,928	5,757,665	1,260	39	2,116	2,116

See accompanying notes to financial statements.

83

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 and 2007

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

Portfolios of the AIM Variable Insurance Funds (AIM VIF);

AIM VIF - Basic Value Fund - Series II (AVBV2)

AIM VIF - Capital Appreciation Fund - Series II (AVCA2)

AIM VIF - Capital Development Fund - Series II (AVCD2)

Alger American Balanced Portfolio - Class S (ALBS)

Alger American Mid Cap Growth Portfolio - Class S (ALMCS)

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (AllianceBernstein VPS);

AllianceBernstein VPS - Growth and Income Portfolio - Class B (ALVGIB)

AllianceBernstein VPS - Small-Mid Cap Value Portfolio - Class B (ALVSVB)

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

American Century VP - Balanced Fund - Class I (ACVB)

American Century VP - Capital Appreciation Fund - Class I (ACVCA)

American Century VP - Income & Growth Fund - Class I (ACVIG)

American Century VP - Income & Growth Fund - Class II (ACVIG2)

American Century VP - Inflation Protection Fund - Class II (ACVIP2)

American Century VP - International Fund - Class I (ACVI)

American Century VP - International Fund - Class II (ACVI2)

American Century VP - International Fund - Class III (ACVI3)

American Century VP - International Fund - Class IV (ACVI4)

American Century VP - Mid Cap Value Fund - Class I (ACVMV1)

American Century VP - Mid Cap Value Fund - Class II (ACVMV2)

American Century VP - Ultra(R) Fund - Class I (ACVU1)

American Century VP - Ultra(R) Fund - Class II (ACVU2)

American Century VP - Value Fund - Class I (ACVV)

American Century VP - Value Fund - Class II (ACVV2)

American Century VP - Vista(SM) Fund - Class I (ACVVS1)

American Century VP - Vista(SM) Fund - Class II (ACVVS2)

Portfolios of the American Funds Insurance Series(R) (American Funds IS);

American Funds IS - Growth Fund - Class 1 (AFGF)

American Funds IS - High Income Bond Fund - Class 1 (AFHY)

American Funds IS - U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)

Portfolios of the BB&T Variable Insurance Funds;

BB&T Variable Insurance Funds - Capital Manager Equity Fund (BBCMAG)*

BB&T Variable Insurance Funds - Large Cap Fund (BBGI)*

BB&T Variable Insurance Funds - Large Cap Growth Fund (BBLCG)*

BB&T Variable Insurance Funds - Mid Cap Growth Fund (BBCA)*

Charles Schwab Money Market Portfolio (CHSMM)

Portfolios of the Credit Suisse Trust;

Credit Suisse Trust - Global Small Cap Portfolio (WVCP)

Credit Suisse Trust - International Focus Portfolio (WIEP)

Credit Suisse Trust - Small Cap Core I Portfolio (WSCP)

Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);

Dreyfus IP - European Equity Portfolio (DVEE)*

Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)

(Continued)

84

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)

Dreyfus Stock Index Fund, Inc. - Service Class (DSIFS)

Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)

Dreyfus VIF - Appreciation Portfolio - Service Class (DCAPS)

Dreyfus VIF - Developing Leaders Portfolio - Service Class (DVDLS)

Dreyfus VIF - Growth and Income Portfolio - Initial Class (DGI)

Portfolios of the Federated Insurance Series (Federated IS);

Federated IS - American Leaders Fund II - Service Class (FALFS)

Federated IS - Capital Appreciation Fund II - Service Class (FCA2S)

Federated IS - Market Opportunity Fund II - Service Class (FVMOS)

Federated IS - Quality Bond Fund II - Primary Class (FQB)

Federated IS - Quality Bond Fund II - Service Class (FQBS)

Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity(R) VIP);

Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FEIP)

Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FEI2)

Fidelity(R) VIP - Growth Portfolio - Initial Class (FGP)

Fidelity(R) VIP - Growth Portfolio - Service Class 2 (FG2)

Fidelity(R) VIP - High Income Portfolio - Initial Class (FHIP)

Fidelity(R) VIP - High Income Portfolio - Initial Class R (FHIPR)

Fidelity(R) VIP - Overseas Portfolio - Initial Class (FOP)

Fidelity(R) VIP - Overseas Portfolio - Initial Class R (FOPR)

Fidelity(R) VIP - Overseas Portfolio - Service Class 2 (FO2)

Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R (FO2R)

Portfolios of the Fidelity(R) Variable Insurance Products Fund II (Fidelity(R) VIP II);

Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class (FAMP)

Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class (FCP)

Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FC2)

Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class (FIGBS)

Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)

Portfolios of the Fidelity(R) Variable Insurance Products Fund III (Fidelity(R) VIP III);

Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class (FGOP)

Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FMCS)

Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2 (FMC2)

Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)

Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2 (FVSS2)

Portfolios of the Fidelity(R) Variable Insurance Products Fund IV (Fidelity(R) VIP IV);

Fidelity(R) VIP IV - Energy Portfolio - Service Class 2 (FNRS2)

Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class (FF10S)

Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)

Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class (FF20S)

Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)

Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class (FF30S)

Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)

Portfolios of the Financial Investors Variable Insurance Trust (Financial Investors VIT);

Financial Investors VIT - First Horizon Core Equity Portfolio (FHGIP)*

First Horizon Capital Appreciation Portfolio (FHCAP)*

Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);

Franklin Templeton VIP - Developing Markets Securities Fund - Class 3 (FTVDM3)

Franklin Templeton VIP - Foreign Securities Fund - Class 2 (TIF2)

Franklin Templeton VIP - Foreign Securities Fund - Class 3 (TIF3)

Franklin Templeton VIP - Founding Funds Allocation Fund - Class 2 (FTVFA2)

Franklin Templeton VIP - Global Income Securities Fund - Class 3 (FTVGI3)

Franklin Templeton VIP - Income Securities Fund - Class 2 (FTVIS2)

Franklin Templeton VIP - Rising Dividends Securities Fund - Class 2 (FTVRD2)

Franklin Templeton VIP - Small Cap Value Securities Fund - Class 2 (FTVSV2)

Portfolios of the Janus Aspen Series;

Janus Aspen Series - Balanced Portfolio - Service Class (JABS)

Janus Aspen Series - Forty Portfolio - Service Class (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service Class (JAGTS)

Janus Aspen Series - Global Technology Portfolio - Service II Class (JAGTS2)

Janus Aspen Series - INTECH Risk Managed Core Portfolio - Service Class (JARLCS)

Janus Aspen Series - International Growth Portfolio - Service Class (JAIGS)

(Continued)

85

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Janus Aspen Series - International Growth Portfolio - Service II Class (JAIGS2)

Portfolios of the JPMorgan Insurance Trust;

JPMorgan Insurance Trust - Balanced Portfolio 1 (OGAA)*

JPMorgan Insurance Trust - Core Bond Portfolio 1 (OGBDP)*

JPMorgan Insurance Trust - Diversified Equity Portfolio 1 (OGDEP)*

JPMorgan Insurance Trust - Diversified Mid Cap Growth Portfolio 1 (OGGO)*

JPMorgan Insurance Trust - Diversified Mid Cap Value Portfolio 1 (OGMVP)*

JPMorgan Insurance Trust - Equity-Index Portfolio 1 (OGEI)*

JPMorgan Insurance Trust - Government Bond Portfolio 1 (OGGB)*

JPMorgan Insurance Trust - Intrepid Growth Portfolio - Class 1 (OGLG) (formerly Large Cap Growth Portfolio -Class 1)*

JPMorgan Insurance Trust - Intrepid Mid Cap Portfolio 1 (OGDMP)*

Portfolios of the JPMorgan Series Trust II;

JPMorgan Series Trust II - Mid Cap Value Portfolio (JPMCVP)

Portfolios of the Lehman Brothers Advisers Management Trust (Lehman Brothers AMT);

Lehman Brothers AMT - Short Duration Bond Portfolio - I Class (AMTB)

Portfolios of the MFS(R) Variable Insurance Trust (MFS(R) VIT);

MFS(R) VIT - Investors Growth Stock Series - Service Class (MIGSC)

MFS(R) VIT - Value Series - Service Class (MVFSC)

MTB Large Cap Growth Fund II (VFLG2)

MTB Large Cap Value Fund II (VFLV2)

MTB Managed Allocation Fund - Aggressive Growth II (MBVAG2)

MTB Managed Allocation Fund - Conservative Growth II (MBVCG2)

MTB Managed Allocation Fund - Moderate Growth II (VFMG2)

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT);

Nationwide VIT - American Funds Asset Allocation Fund - Class II (GVAAA2)

Nationwide VIT - American Funds Bond Fund - Class II (GVABD2)

Nationwide VIT - American Funds Global Growth Fund - Class II (GVAGG2)

Nationwide VIT - American Funds Growth Fund - Class II (GVAGR2)

Nationwide VIT - American Funds Growth-Income Fund - Class II (GVAGI2)

Nationwide VIT - Cardinal Aggressive Fund - Class II (NVCRA2)

Nationwide VIT - Cardinal Balanced Fund - Class II (NVCRB2)

Nationwide VIT - Cardinal Capital Appreciation Fund - Class II (NVCCA2)

Nationwide VIT - Cardinal Conservative Fund - Class II (NVCCN2)

Nationwide VIT - Cardinal Moderate Fund - Class II (NVCMD2)

Nationwide VIT - Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

Nationwide VIT - Cardinal Moderately Conservative Fund - Class II (NVCMC2)

Nationwide VIT - Core Bond Fund - Class I (NVCBD1)

Nationwide VIT - Core Bond Fund - Class II (NVCBD2)

Nationwide VIT - Federated High Income Bond Fund - Class I (HIBF)

Nationwide VIT - Federated High Income Bond Fund - Class III (HIBF3)

Nationwide VIT - Gartmore Emerging Markets Fund - Class I (GEM)

Nationwide VIT - Gartmore Emerging Markets Fund - Class II (GEM2)

Nationwide VIT - Gartmore Emerging Markets Fund - Class III (GEM3)

Nationwide VIT - Gartmore Emerging Markets Fund - Class VI (GEM6)

Nationwide VIT - Gartmore Global Utilities Fund - Class II (GVGU2)

Nationwide VIT - Gartmore Global Utilities Fund - Class III (GVGU)

Nationwide VIT - Gartmore International Equity Fund - Class I (GIG) (formerly Gartmore International Growth Fund - Class I)

Nationwide VIT - Gartmore International Equity Fund - Class III (GIG3) (formerly Gartmore International Growth Fund - Class III)

Nationwide VIT - Gartmore International Equity Fund - Class VI (NVIE6)

Nationwide VIT - Gartmore Worldwide Leaders Fund - Class III (GEF3)

Nationwide VIT - Global Financial Services Fund - Class II (GVGF2)

Nationwide VIT - Global Financial Services Fund - Class III (GVGFS)

Nationwide VIT - Government Bond Fund - Class I (GBF)

Nationwide VIT - Growth Fund - Class I (CAF)

Nationwide VIT - Health Sciences Fund - Class II (GVGH2) (formerly Global Health Sciences Fund - Class II)

Nationwide VIT - Health Sciences Fund - Class III (GVGHS) (formerly Global Health Sciences Fund - Class III)

Nationwide VIT - Health Sciences Fund - Class VI (GVGH6) (formerly Global Health Sciences Fund - Class IV)

Nationwide VIT - International Index Fund - Class VIII (GVIX8)

Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)

Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)

Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)

Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

(Continued)

86

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

Nationwide VIT - J.P. Morgan Balanced Fund - Class I (BF)

Nationwide VIT - Lehman Brothers Core Plus Bond Fund - Class II (NVLCP2)

Nationwide VIT - Mid Cap Growth Fund - Class I (SGRF)

Nationwide VIT - Mid Cap Growth Fund - Class II (SGRF2)

Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)

Nationwide VIT - Money Market Fund - Class I (SAM)

Nationwide VIT - Multi-Manager International Growth Fund - Class III (NVMIG3)

Nationwide VIT - Multi-Manager International Growth Fund - Class VI (NVMIG6)

Nationwide VIT - Multi-Manager International Value Fund - Class II (GVDIV2) (formerly International Value Fund - Class II)

Nationwide VIT - Multi-Manager International Value Fund - Class III (GVDIV3) (formerly International Value Fund - Class III)

Nationwide VIT - Multi-Manager International Value Fund - Class VI (GVDIV6) (formerly International Value Fund - Class VI)

Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

Nationwide VIT - Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

Nationwide VIT - Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class I (SCGF)

Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)

Nationwide VIT - Multi-Manager Small Cap Value Fund - Class II (SCVF2)

Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)

Nationwide VIT - Multi-Manager Small Company Fund - Class II (SCF2)

Nationwide VIT - Nationwide Fund - Class I (TRF)

Nationwide VIT - Nationwide Fund - Class II (TRF2)

Nationwide VIT - Nationwide Leaders Fund - Class III (GVUSL)

Nationwide VIT - Neuberger Berman Multi-Cap Opportunities Fund - Class I (NVNMO1)

Nationwide VIT - Neuberger Berman Multi-Cap Opportunities Fund - Class II (NVNMO2)

Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class I (NVNSR1)

Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class II (NVNSR2)

Nationwide VIT - Short Term Bond Fund - Class II (NVSTB2)

Nationwide VIT - Technology and Communications Fund - Class I (GGTC) (formerly Global Technology and Communications Fund - Class I)

Nationwide VIT - Technology and Communications Fund - Class II (GGTC2) (formerly Global Technology and Communications Fund - Class II)

Nationwide VIT - Technology and Communications Fund - Class III (GGTC3) (formerly Global Technology and Communications Fund - Class III)

Nationwide VIT - Technology and Communications Fund - Class VI (GGTC6) (formerly Global Technology and Communications Fund - Class VI)

Nationwide VIT - U.S. Growth Leaders Fund - Class II (GVUG2)

Nationwide VIT - U.S. Growth Leaders Fund - Class III (GVUGL)

Nationwide VIT - Van Kampen Comstock Value Fund - Class II (EIF2)

Nationwide VIT - Van Kampen Multi-Sector Bond Fund - Class I (MSBF)

Nationwide VIT - Van Kampen Real Estate Fund - Class I (NVRE1)

Nationwide VIT - Van Kampen Real Estate Fund - Class II (NVRE2)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

Neuberger Berman AMT - Growth Portfolio - Class I (AMTG)

Neuberger Berman AMT - Guardian Portfolio - Class I (AMGP)

Neuberger Berman AMT - International Portfolio - Class S (AMINS)

Neuberger Berman AMT - Mid Cap Growth Portfolio - Class S (AMMCGS)

Neuberger Berman AMT - Partners Portfolio - Class I (AMTP)

Neuberger Berman AMT - Regency Portfolio - Class S (AMRS)

Neuberger Berman AMT - Small Cap Growth Portfolio - Class S (AMFAS) (formerly Fasciano Portfolio - Class S)

Neuberger Berman AMT - Socially Responsive Portfolio - Class I (AMSRS)

Portfolios of the Oppenheimer Variable Account Funds (Oppenheimer VAF);

Oppenheimer VAF - Balanced Fund - Non-Service Class (OVMS)

Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)

Oppenheimer VAF - Capital Appreciation Fund - Service Class (OVCAFS)

Oppenheimer VAF - Core Bond Fund - Non-Service Class (OVB)

Oppenheimer VAF - Global Securities Fund - Class 3 (OVGS3)

Oppenheimer VAF - Global Securities Fund - Class 4 (OVGS4)

Oppenheimer VAF - Global Securities Fund - Non-Service Class (OVGS)

(Continued)

87

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Oppenheimer VAF - Global Securities Fund - Service Class (OVGSS)

Oppenheimer VAF - High Income Fund - Class 3 (OVHI3)

Oppenheimer VAF - High Income Fund - Class 4 (OVHI4)

Oppenheimer VAF - High Income Fund - Non-Service Class (OVHI)

Oppenheimer VAF - High Income Fund - Service Class (OVHIS)

Oppenheimer VAF - Main Street Small Cap Fund(R) - Non-Service Class (OVSC)

Oppenheimer VAF - Main Street Small Cap Fund(R) - Service Class (OVSCS)

Oppenheimer VAF - Main Street(R) - Non-Service Class (OVGI)

Oppenheimer VAF - Main Street(R) - Service Class (OVGIS)

Oppenheimer VAF - Mid Cap Fund - Non-Service Class (OVAG)

Pioneer Small Cap Value II VCT Portfolio - Class I (SFRSCV)*

Portfolios of the Pioneer Variable Contracts Trust (Pioneer VCT);

Pioneer VCT - Pioneer Small Cap Value Portfolio - Class I (PISVP1)

Portfolios of the Putnam Variable Trust (Putnam VT);

Putnam VT - Growth and Income Fund - Class IB (PVGIB)

Putnam VT - International Equity Fund - Class IB (PVTIGB)

Putnam VT - Voyager Fund - Class IB (PVTVB)

Strong Variable Insurance Funds, Inc. - Strong International Stock Fund II (SVIF)*

Portfolios of T. Rowe Price;

T. Rowe Price Blue Chip Growth Portfolio - II (TRBCG2)

T. Rowe Price Equity Income Portfolio - II (TREI2)

T. Rowe Price Limited Term Bond Portfolio - Class II (TRLT2)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

Turner GVIT Growth Focus Fund - Class I (TGF)*

Turner GVIT Growth Focus Fund - Class III (TGF3)*

Portfolios of the Van Eck Worldwide Insurance Trust;

Van Eck Worldwide Insurance Trust - Bond Fund - Class R1 (VWBFR)

Van Eck Worldwide Insurance Trust - Bond Fund - Initial Class (VWBF)

Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Class R1 (VWEMR)

Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Initial Class (VWEM)

Van Eck Worldwide Insurance Trust - Hard Assets Fund - Class R1 (VWHAR)

Van Eck Worldwide Insurance Trust - Hard Assets Fund - Initial Class (VWHA)

Portfolios of the Van Kampen Life Investment Trust (Van Kampen LIT);

Van Kampen LIT - Morgan Stanley Real Estate Securities Fund (ACRE)*

Portfolios of the Van Kampen - The Universal Institutional Funds, Inc. (Van Kampen UIF);

Van Kampen UIF - Core Plus Fixed Income Portfolio - Class I (MSVFI)

Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (MSVF2)

Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (MSEM)

Van Kampen UIF - Emerging Markets Debt Portfolio - Class II (MSEMB)

Van Kampen UIF - Global Real Estate Portfolio - Class II (VKVGR2)*

Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)

Van Kampen UIF - U.S. Real Estate Portfolio - Class II (MSVREB)

Portfolios of the Victory Variable Insurance Funds (Victory VIF);

Victory VIF - Diversified Stock Fund - Class A (VYDS)

Victory VIF - Investment Quality Bond Fund - Class A (VYIQB)*

Victory VIF - Small Company Opportunity Fund - Class A (VYSCO)*

Portfolios of the Wells Fargo Advantage Variable Trust Funds(SM) (Wells Fargo AVT);

Wells Fargo AVT - Asset Allocation Fund (WFVAA)*

Wells Fargo AVT - Discovery Fund(SM) (SVDF)

Wells Fargo AVT - Large Company Growth Fund (WFVLCG)

Wells Fargo AVT - Money Market Fund (WFVMM)

Wells Fargo AVT - Opportunity Fund(SM) (SVOF)

Wells Fargo AVT - Small Cap Growth Fund (WFVSCG)*

Wells Fargo AVT - Small-Mid Cap Value Fund (WFVSMV)

Wells Fargo AVT - Total Return Bond Fund (WFVTRB)

*	At December 31, 2008, contract owners were not invested in the fund.
The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

(Continued)

88

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2008 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standard

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company adopted SFAS 157 effective January 1, 2008. The adoption of SFAS 157 did not have a material impact on the Account’s financial position or results of operations.

(Continued)

89

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For BOA IV contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of purchase payments or the amount redeemed. For America’s Vision, America’s Future II, All American Gold, Future Venue, Choice Venue II and for BOA IV contracts issued on or after December 15, 1988, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years this charge is 0%. For Achiever contracts, this charge will not exceed 8% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 8 years this charge is 0%. For Elite Venue contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 4 years this charge is 0%. No contingent deferred sales charge is deducted on NEBA, Exclusive Venue or Schwab contracts. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

The Company may deduct a contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option tables on the following two pages illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

90

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Variable Account - II Options	BOA IV	America’s Vision	NEBA	Schwab Custom Solutions		Schwab Income Choice
Variable Account Charges - Recurring	1.30%	1.40%	0.80%	0.95%		0.65%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced	-	-	-	0.10%		0.20%
Combination Enhanced	-	-	-	0.40%		-
Return of Premium						0.10%
Beneficiary Protector II Option	-	-	-	0.35%		0.30%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Option	-	-	-	0.50%		-
Lifetime Income Option
5% Lifetime Income Option (New York)	-	-	-	-		1.00%(13)
7% Lifetime Income Option (Non-New York)	-	-	-	-		1.00%(14)

Maximum Variable Account Charges*	1.30%	1.40%	0.80%	2.20%		2.15%

Nationwide Variable Account - II Options	America’s Future II	All American Gold	Acheiver	Income Architect
Variable Account Charges - Recurring	1.15%	1.15%	1.55%	0.40%
CDSC Options:
Four Year CDSC	0.30%	0.50%	0.20%	-
No CDSC	0.35%	0.55%	0.25%	-
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	0.20%(2)	0.20%(2)	-	-
One-Year Enhanced	0.10%(4)	0.10%(4)	-	-
One-Month Enhanced	-	0.35%(2)	0.20%(2)	-
Combination Enhanced II	-	-	0.45%(12)	-
Combination Enhanced	-	0.40%(5)	0.30%(5)	-
Beneficiary Protector II Option	-	0.35%	0.35%	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	1.00%	1.00%	1.00%	-
Capital Preservation Plus Option	0.50%(17)	0.50%(17)	0.50%(17)	-
Lifetime Income Option
5% Lifetime Income Option (New York)	1.00%(13)	1.00%(13)	1.00%(13)	-
7% Lifetime Income Option (Non-New York)	1.00%(14)	1.00%(14)	1.00%(14)	-
10% Lifetime Income Option	-	1.20%(15)	1.20%(15)	-
Spousal Continuation Benefit Option
5% Spousal Continuation Benefit (New York)	0.15%	0.15%	0.15%	-
7% Spousal Continuation Benefit (Non-New York)	0.15%	0.15%	0.15%	-
10% Spousal Continuation Benefit (Non-New York)	-	0.30%(16)	0.30%(16)	-
Guaranteed Lifetime Withdrawal Fee	-	-	-	0.60	%(18)
Spousal Continuation Benefit Option	-	-	-	0.10	%(18)
Extra Value Options (EV):
Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	0.30%	0.45%(9)	0.10%	-
4% Extra Value Credit Option	0.40%	-	0.25%	-
5% Extra Value Credit Option	-	0.70%(2)	0.45%(10)	-
5% Extra Value Credit Option	-	-	0.55%(11)	-

Maximum Variable Account Charges*	3.05%	4.60%(1)	4.60%(1)	1.10%(1)
(Continued)

91

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Variable Account - II Options	Future Venue	Exclusive Venue	Elite Venue	Choice Venue II
Variable Account Charges - Recurring	1.10%	1.60%	1.75%	1.50%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	0.15%(3)	-	-	-
One-Year Enhanced	0.10%(4)	-	-	-
One-Month Enhanced II	0.35%(3)	0.20%(2)	0.20%(2)	0.20%(2)
One-Month Enhanced	0.30%(6)	0.20%(6)	0.20%(6)	0.20%(6)
Combination Enhanced II	0.45%(3)	0.35%(2)	0.35%(2)	0.35%(2)
Combination Enhanced	0.40%(7)	0.30%(7)	0.30%(7)	0.30%(7)
Return of Premium
Spousal Protection Annuity Option - Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse
Spousal Protection Annuity Option II	0.20%(3)	-	-	-
Spousal Protection Annuity Option	0.10%(8)	0.20%	0.20%	0.20%
Beneficiary Protector II Option	0.35%	0.35%	0.35%	0.35%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	1.00%	-	1.00%	1.00%
Capital Preservation Plus Option	0.50%(17)	0.50%	0.50%(17)	0.50%(17)
Lifetime Income Option
5% Lifetime Income Option (New York)	1.00%(13)	-	1.00%(13)	1.00%(13)
7% Lifetime Income Option (Non-New York)	1.00%(14)	-	1.00%(14)	1.00%(14)
10% Lifetime Income Option	1.20%(15)	-	1.20%(15)	1.20%(15)
Spousal Continuation Benefit Option
5% Spousal Continuation Benefit (New York)	0.15%	-	0.15%	0.15%
7% Spousal Continuation Benefit (Non-New York)	0.15%	-	0.15%	0.15%
10% Spousal Continuation Benefit (Non-New York)	0.30%(16)	-	0.30%(16)	0.30%(16)
Extra Value Options (EV):
Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	0.45%	-	-	-

Maximum Variable Account Charges*	4.05%(1)	3.00%	4.15%(1)	3.90%(1)
(*)	The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.
(1)	The total variable account charges associated with this product may be higher or lower than this amount, depending on whether the Current Income Benefit Base or Guaranteed Lifetime Withdrawal Base is higher or lower than the daily net assets. For purposes of this table, the Company assumes the Current Income Benefit Base or Guaranteed Lifetime Withdrawal Base is equal to the daily net assets.
(2)	Available beginning May 1, 2004 or a later date if state law requires
(3)	Available beginning September 1, 2004 or a later date if state law requires
(4)	Available until state approval is received for the One-Year Enhanced Death Benefit II Option
(5)	Available until state approval is received for the One-Month Enhanced Death Benefit Option
(6)	Available until state approval is received for the One-Month Enhanced Death Benefit II Option
(7)	Available until state approval is received for the Combination Enhanced Death Benefit II Option
(8)	Available until state approval is received for the Spousal Protection Annuity II Option
(9)	Available until state approval is received for the 5% Extra Value Option
(10)	Non-NY residents
(11)	NY residents
(12)	Available beginning May 1, 2007 or a later date if state law requires
(13)	Currently, the charge associated with the 5% Lifetime Income Option is equal to 0.60% of the current income base and is assessed through the reduction of units.
(14)	Currently, the charge associated with the 7% Lifetime Income Option is equal to 0.70% of the current income base and is assessed through the reduction of units.
(15)	Currently, the charge associated with the 10% Lifetime Income Option is equal to 0.75% of the current income base and is assessed through the reduction of units.
(16)	Currently, the charge associated with the 10% Spousal Continuation Benefit is equal to 0.20% of the current income base and is assessed through the reduction of units.
(17)	No longer available.
(18)	This charge is a percentage of the Guaranteed Lifetime Withdrawal Base.
(Continued)

92

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2008.

	Total	AVBV2	AVCA2	AVCD2	ALBS	ALMCS	ALVGIB	ALVSVB

0.65%	$1,912	-	-	-	-	-	-	-
0.75%	11,194	-	-	-	-	-	-	-
0.80%	239,472	4	57	155	-	-	-	1
0.85%	11,844	-	-	-	-	-	-	1
0.95%	409,923	1,031	1,160	1,271	834	1,261	2,581	1,475
1.05%	408,672	211	2,179	233	1,354	4,312	2,351	3,133
1.10%	1,509,320	2,178	873	1,544	-	-	531	577
1.15%	22,482,941	64,657	21,429	34,558	-	-	21,364	11,306
1.20%	186,070	1,412	12	369	-	-	880	136
1.25%	3,171,515	21,888	4,713	10,036	-	-	18,474	5,403
1.30%	59,642,789	4,888	4,518	10,539	-	-	1,721	1,993
1.35%	5,861,535	15,095	2,045	7,931	-	214	83	499
1.40%	26,843,029	9,116	4,439	6,005	-	-	4,635	1,249
1.45%	5,439,737	17,226	7,307	10,240	117	886	17,287	4,773
1.50%	4,525,038	31,072	8,702	8,688	-	-	16,420	4,350
1.55%	21,749,541	93,826	25,540	41,851	-	44	35,058	27,501
1.60%	1,636,587	8,963	1,617	3,574	-	-	5,390	2,539
1.65%	10,566,039	39,458	5,953	15,367	-	-	14,649	7,151
1.70%	3,381,074	23,186	8,084	6,492	-	-	7,372	9,637
1.75%	41,826,410	57,716	23,390	32,722	-	-	12,820	8,437
1.80%	8,709,796	58,457	18,684	17,476	-	29	22,599	26,645
1.85%	3,461,005	23,059	9,072	7,721	-	-	3,742	5,469
1.90%	2,156,577	5,358	5,730	1,906	-	-	5,435	3,176
1.95%	6,964,411	9,544	7,485	12,601	-	-	4,179	3,689
2.00%	16,368,574	24,588	7,965	12,641	-	-	2,967	9,895
2.05%	4,650,440	20,615	8,070	9,609	-	-	6,547	4,997
2.10%	4,312,059	11,976	3,310	18,248	-	-	3,626	1,735
2.15%	11,829,281	15,630	8,108	21,493	-	-	2,153	5,464
2.20%	3,942,567	3,587	898	2,559	-	-	1,207	217
2.25%	7,406,162	13,843	5,894	3,917	-	-	1,706	508
2.30%	1,603,148	6,513	3,064	5,714	-	-	3,269	212
2.35%	28,354,954	9,720	6,862	9,490	-	-	57	2,195
2.40%	2,612,819	2,046	1,668	3,603	-	-	905	362
2.45%	1,997,943	2,033	856	4,544	-	-	-	14
2.50%	962,222	1,778	2,574	2,791	-	-	152	357
2.55%	2,848,008	1,185	461	3,010	-	-	198	234
2.60%	1,421,599	2,198	1,429	310	-	-	696	167
2.65%	212,253	322	-	52	-	-	-	-
2.70%	801,769	354	140	441	-	-	-	37
2.75%	212,627	21	48	2,391	-	-	-	-
2.80%	308,003	339	590	2,451	-	-	176	4,618
2.85%	43,383	-	63	2	-	-	-	-
2.90%	235,102	-	-	-	-	-	346	-
2.95%	47,340	283	310	444	-	-	-	-
3.00%	49,765	-	-	89	-	-	-	-
3.05%	37,310	-	-	-	-	-	-	-
3.10%	42,873	-	-	-	-	-	-	-
3.15%	1,437	-	-	-	-	-	-	-
3.20%	1,027	-	-	-	-	-	-	-
3.25%	14,859	-	-	-	-	-	-	-

Totals	$321,513,955	605,376	215,299	335,078	2,305	6,746	221,576	160,152

(Continued)

93

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	ACVB	ACVCA	ACVIG	ACVIG2	ACVIP2	ACVI	ACVI2	ACVI3

0.65%	$-	-	-	-	-	-	-	-
0.75%	-	-	-	-	70	-	-	-
0.80%	1,611	2,090	501	-	1,121	1,718	-	937
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	-	5,998	11,226	-	117	-
1.05%	-	-	-	5,317	8,541	-	-	-
1.10%	-	-	-	21	5,286	-	174	-
1.15%	-	-	-	19,042	175,331	-	7,599	-
1.20%	-	-	-	80	505	-	282	-
1.25%	-	-	-	7,045	49,875	-	4,115	-
1.30%	508,509	1,288,762	239,823	-	209,046	345,665	-	268,032
1.35%	-	-	-	366	32,203	-	-	-
1.40%	245,659	284,161	84,348	2,733	120,708	242,323	570	72,105
1.45%	-	-	-	7,913	73,260	-	3,943	-
1.50%	-	-	-	4,212	39,167	-	4,930	-
1.55%	-	-	-	28,136	231,727	-	3,522	-
1.60%	-	-	-	1,514	17,476	-	2,276	-
1.65%	-	-	-	7,877	71,142	-	1,490	-
1.70%	-	-	-	2,163	18,492	-	1,701	-
1.75%	-	-	-	4,292	144,791	-	343	-
1.80%	-	-	-	13,785	105,627	-	2,930	-
1.85%	-	-	-	4,963	39,570	-	1,442	-
1.90%	-	-	-	2,632	5,857	-	332	-
1.95%	-	-	-	6,327	34,468	-	294	-
2.00%	-	-	-	972	64,132	-	-	-
2.05%	-	-	-	1,994	41,991	-	2,382	-
2.10%	-	-	-	9,096	57,718	-	736	-
2.15%	-	-	-	701	32,144	-	469	-
2.20%	-	-	-	1,896	40,784	-	-	-
2.25%	-	-	-	404	20,161	-	-	-
2.30%	-	-	-	225	18,445	-	-	-
2.35%	-	-	-	400	27,951	-	-	-
2.40%	-	-	-	174	4,414	-	-	-
2.45%	-	-	-	-	13,708	-	-	-
2.50%	-	-	-	136	5,416	-	-	-
2.55%	-	-	-	156	7,195	-	-	-
2.60%	-	-	-	722	6,542	-	-	-
2.65%	-	-	-	138	156	-	-	-
2.70%	-	-	-	-	302	-	-	-
2.75%	-	-	-	-	25	-	-	-
2.80%	-	-	-	31	250	-	-	-
2.85%	-	-	-	88	18	-	-	-
2.90%	-	-	-	-	378	-	-	-
2.95%	-	-	-	-	37	-	-	-
3.00%	-	-	-	-	80	-	-	-
3.05%	-	-	-	-	307	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-

Totals	$755,779	1,575,013	324,672	141,549	1,737,643	589,706	39,647	341,074

(Continued)

94

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	ACVI4	ACVMV1	ACVMV2	ACVU1	ACVU2	ACVV	ACVV2	ACVVS1

0.65%	$-	-	-	-	-	-	-	-
0.75%	-	-	31	-	-	-	62	-
0.80%	-	848	-	135	-	3,302	-	1,220
0.85%	-	-	32	-	-	-	64	-
0.95%	1,606	-	110	-	716	-	5,563	-
1.05%	2,454	-	428	-	2,082	-	9,082	-
1.10%	1,919	-	5,550	-	339	-	6,774	-
1.15%	38,432	-	80,130	-	17,605	-	188,581	-
1.20%	413	-	391	-	942	-	904	-
1.25%	7,466	-	7,754	-	5,574	-	44,972	-
1.30%	239	47,487	597	30,269	21	807,725	1,441	71,799
1.35%	6,986	-	23,091	-	4,223	-	71,207	-
1.40%	5,501	23,311	13,039	8,735	2,019	345,883	36,900	29,962
1.45%	24,169	-	23,841	-	5,993	-	64,004	-
1.50%	3,907	-	17,783	-	6,244	-	38,359	-
1.55%	42,016	-	100,608	-	20,992	-	154,393	-
1.60%	5,128	-	5,321	-	5,169	-	19,687	-
1.65%	8,130	-	34,071	-	15,866	-	89,835	-
1.70%	3,274	-	14,973	-	14,054	-	31,214	-
1.75%	21,285	-	133,738	-	17,035	-	145,027	-
1.80%	19,461	-	41,597	-	15,726	-	92,730	-
1.85%	16,085	-	10,304	-	5,882	-	30,204	-
1.90%	3,477	-	3,121	-	2,984	-	12,173	-
1.95%	4,856	-	21,983	-	7,272	-	24,251	-
2.00%	7,016	-	58,991	-	6,737	-	37,104	-
2.05%	3,707	-	7,601	-	9,229	-	35,662	-
2.10%	916	-	21,746	-	5,923	-	18,325	-
2.15%	2,196	-	41,537	-	15,066	-	47,433	-
2.20%	1,397	-	24,488	-	1,736	-	9,742	-
2.25%	2,396	-	18,498	-	8,634	-	20,882	-
2.30%	195	-	2,659	-	2,232	-	12,076	-
2.35%	4,076	-	121,490	-	4,223	-	39,171	-
2.40%	493	-	9,611	-	1,881	-	14,406	-
2.45%	756	-	5,578	-	323	-	11,552	-
2.50%	-	-	1,865	-	3,981	-	5,828	-
2.55%	49	-	8,008	-	704	-	1,880	-
2.60%	20	-	7,171	-	386	-	2,975	-
2.65%	326	-	468	-	137	-	555	-
2.70%	66	-	4,087	-	471	-	3,221	-
2.75%	280	-	726	-	93	-	101	-
2.80%	318	-	540	-	580	-	5,414	-
2.85%	-	-	50	-	49	-	140	-
2.90%	-	-	553	-	72	-	2,358	-
2.95%	-	-	27	-	-	-	75	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	12	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	25	-	-	-	-	-

Totals	$241,011	71,646	874,224	39,139	213,195	1,156,910	1,336,327	102,981

(Continued)

95

NATIONWIDE VARIABLE ACCOUNT- II (NOTES TO FINANCIAL STATEMENTS, Continued)

	ACVVS2	AFGF	AFHY	AFGC	CHSMM	WVCP	WIEP	WSCP

0.65%	$-	-	-	-	-	-	-	-
0.75%	-	-	-	-	599	-	-	-
0.80%	-	-	-	-	-	63	380	1,962
0.85%	-	-	-	-	3,054	-	-	-
0.95%	925	-	-	-	114,375	-	-	-
1.05%	828	-	-	-	113,183	-	-	-
1.10%	2,433	-	-	-	-	-	-	-
1.15%	43,738	-	-	-	-	-	-	-
1.20%	49	-	-	-	-	-	-	-
1.25%	4,616	-	-	-	-	-	-	-
1.30%	279	178,215	11,331	17,340	-	21,277	197,863	442,026
1.35%	10,342	-	-	-	3,264	-	-	-
1.40%	4,485	-	-	-	-	10,493	191,124	215,292
1.45%	14,329	-	-	-	3,007	-	-	-
1.50%	12,413	-	-	-	-	-	-	-
1.55%	56,096	-	-	-	1,368	-	-	-
1.60%	4,223	-	-	-	-	-	-	-
1.65%	19,531	-	-	-	-	-	-	-
1.70%	9,410	-	-	-	-	-	-	-
1.75%	44,238	-	-	-	-	-	-	-
1.80%	21,658	-	-	-	-	-	-	-
1.85%	9,887	-	-	-	121	-	-	-
1.90%	7,732	-	-	-	-	-	-	-
1.95%	17,168	-	-	-	-	-	-	-
2.00%	13,759	-	-	-	-	-	-	-
2.05%	6,995	-	-	-	-	-	-	-
2.10%	6,706	-	-	-	-	-	-	-
2.15%	27,727	-	-	-	-	-	-	-
2.20%	8,057	-	-	-	-	-	-	-
2.25%	4,744	-	-	-	-	-	-	-
2.30%	3,181	-	-	-	-	-	-	-
2.35%	19,025	-	-	-	-	-	-	-
2.40%	7,311	-	-	-	-	-	-	-
2.45%	15,422	-	-	-	-	-	-	-
2.50%	1,198	-	-	-	-	-	-	-
2.55%	5,362	-	-	-	-	-	-	-
2.60%	3,911	-	-	-	-	-	-	-
2.65%	89	-	-	-	-	-	-	-
2.70%	506	-	-	-	-	-	-	-
2.75%	810	-	-	-	-	-	-	-
2.80%	3,721	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-

Totals	$412,904	178,215	11,331	17,340	238,971	31,833	389,367	659,280

(Continued)

96

NATIONWIDE VARIABLE ACCOUNT- II (NOTES TO FINANCIAL STATEMENTS, Continued)

	DVSCS	DSIF	DSIFS	DCAP	DCAPS	DVDLS	DGI	FALFS

0.65%	$-	-	-	-	-	-	-	-
0.75%	-	-	-	-	63	-	-	-
0.80%	408	9,418	-	1,259	-	-	948	-
0.85%	-	-	-	-	-	-	-	-
0.95%	3,063	-	22,837	-	3,929	756	-	63
1.05%	3,894	-	17,137	-	2,025	189	-	-
1.10%	1,540	-	5,624	-	805	-	-	-
1.15%	75,517	-	269,715	-	39,011	8,823	-	1,561
1.20%	724	-	2,990	-	23	-	-	-
1.25%	18,022	-	57,171	-	12,489	1,217	-	1,322
1.30%	140,553	3,112,824	1,631	317,980	802	-	197,101	-
1.35%	15,747	-	59,232	-	5,755	78	-	-
1.40%	56,987	1,660,709	30,930	134,386	3,621	643	96,523	487
1.45%	34,226	-	88,969	-	15,241	1,298	-	603
1.50%	16,855	-	59,129	-	13,525	696	-	1,362
1.55%	77,534	-	206,693	-	50,115	4,204	-	5,275
1.60%	7,083	-	30,110	-	2,348	626	-	1,560
1.65%	29,477	-	107,448	-	25,037	1,245	-	1,601
1.70%	12,029	-	18,804	-	8,086	1,171	-	1,258
1.75%	41,673	-	128,504	-	30,036	436	-	182
1.80%	50,908	-	78,259	-	14,896	2,039	-	665
1.85%	10,040	-	39,771	-	12,896	816	-	308
1.90%	2,966	-	14,199	-	4,577	76	-	401
1.95%	11,674	-	25,771	-	6,106	894	-	1,455
2.00%	19,560	-	92,207	-	11,092	93	-	164
2.05%	6,505	-	52,956	-	6,311	1,234	-	618
2.10%	7,975	-	18,792	-	6,391	104	-	123
2.15%	4,504	-	28,324	-	10,423	-	-	1,261
2.20%	5,986	-	12,434	-	2,750	-	-	13
2.25%	1,402	-	22,680	-	7,639	1,814	-	807
2.30%	3,071	-	6,093	-	4,894	-	-	4
2.35%	7,913	-	16,998	-	4,253	-	-	32
2.40%	1,505	-	20,066	-	1,189	243	-	73
2.45%	152	-	2,064	-	1,042	-	-	-
2.50%	437	-	8,254	-	1,592	-	-	-
2.55%	102	-	1,490	-	215	-	-	93
2.60%	1,550	-	4,491	-	3,294	-	-	-
2.65%	137	-	1,119	-	89	-	-	-
2.70%	29	-	2,186	-	641	-	-	-
2.75%	241	-	136	-	66	-	-	22
2.80%	90	-	19	-	904	-	-	-
2.85%	-	-	91	-	64	-	-	-
2.90%	-	-	350	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	81	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-

Totals	$672,079	4,782,951	1,555,674	453,625	314,316	28,695	294,572	21,313

(Continued)

97

NATIONWIDE VARIABLE ACCOUNT- II (NOTES TO FINANCIAL STATEMENTS, Continued)

	FCA2S	FVMOS	FQB	FQBS	FEIP	FEI2	FGP	FG2

0.65%	$-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	25	852	-	8,175	-	9,935	-
0.85%	-	-	-	-	-	-	-	158
0.95%	423	135	-	2,274	-	386	-	666
1.05%	162	204	-	1,472	-	545	-	1,875
1.10%	204	193	-	2,647	-	10,880	-	5,158
1.15%	5,701	7,527	-	106,538	-	338,115	-	119,643
1.20%	472	92	-	1,220	-	3,963	-	246
1.25%	3,103	735	-	41,570	-	84,478	-	27,542
1.30%	-	20,720	136,101	54	5,348,160	4,244	5,702,180	1,961
1.35%	-	1,875	-	36,279	-	87,574	-	18,431
1.40%	710	11,196	59,667	9,617	2,486,273	30,642	1,586,509	11,738
1.45%	1,662	14,822	-	44,917	-	114,257	-	45,735
1.50%	2,487	1,267	-	37,794	-	72,528	-	31,180
1.55%	4,945	17,008	-	114,583	-	296,810	-	124,030
1.60%	1,076	6,087	-	12,958	-	38,751	-	9,156
1.65%	3,891	1,876	-	54,983	-	151,028	-	71,926
1.70%	1,464	394	-	24,189	-	35,687	-	17,726
1.75%	886	10,503	-	112,829	-	234,027	-	90,192
1.80%	1,897	16,622	-	91,500	-	162,502	-	83,111
1.85%	1,686	10,627	-	16,861	-	73,108	-	25,421
1.90%	910	2,670	-	7,980	-	17,176	-	12,817
1.95%	949	729	-	18,371	-	43,306	-	21,882
2.00%	694	18,459	-	32,263	-	81,801	-	50,221
2.05%	3,035	128	-	18,234	-	63,549	-	43,715
2.10%	413	8,562	-	14,406	-	40,137	-	34,751
2.15%	173	516	-	35,566	-	61,452	-	32,716
2.20%	1,563	1,886	-	9,071	-	35,258	-	62,385
2.25%	1,478	71	-	11,289	-	30,843	-	12,170
2.30%	70	6,880	-	7,829	-	15,056	-	8,755
2.35%	185	10,868	-	15,586	-	52,402	-	12,286
2.40%	-	-	-	4,090	-	10,228	-	13,722
2.45%	10	149	-	2,497	-	14,634	-	13,882
2.50%	-	-	-	2,158	-	5,745	-	4,468
2.55%	339	60	-	54	-	22,283	-	17,520
2.60%	21	-	-	6,602	-	2,233	-	1,474
2.65%	-	-	-	-	-	149	-	555
2.70%	-	-	-	1,736	-	1,183	-	297
2.75%	-	-	-	74	-	146	-	471
2.80%	44	4,744	-	1,402	-	2,456	-	6,961
2.85%	-	-	-	125	-	119	-	698
2.90%	-	-	-	-	-	145	-	-
2.95%	-	-	-	51	-	481	-	-
3.00%	-	-	-	-	-	-	-	177
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	126	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-

Totals	$40,779	177,630	196,620	901,669	7,842,608	2,240,307	7,298,624	1,037,818

(Continued)

98

NATIONWIDE VARIABLE ACCOUNT- II (NOTES TO FINANCIAL STATEMENTS, Continued)

	FHIP	FHIPR	FOP	FOPR	FO2	FO2R	FAMP	FCP

0.65%	$-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	2,391	205	510	1,415	-	-	1,264	10,924
0.85%	-	-	-	-	-	1	-	-
0.95%	-	-	-	-	-	603	-	-
1.05%	-	-	-	-	-	2,804	-	-
1.10%	-	-	-	-	1,290	4,044	-	-
1.15%	-	-	-	-	24,107	127,716	-	-
1.20%	-	-	-	-	-	213	-	-
1.25%	-	-	-	-	10,585	19,275	-	-
1.30%	685,897	112,821	1,158,281	596,753	-	1,815	2,418,828	4,797,642
1.35%	-	-	-	-	-	32,957	-	-
1.40%	413,802	57,821	309,487	146,596	1,537	13,943	622,795	2,255,382
1.45%	-	-	-	-	4,277	54,256	-	-
1.50%	-	-	-	-	7,095	39,827	-	-
1.55%	-	-	-	-	8,437	137,232	-	-
1.60%	-	-	-	-	5,071	15,096	-	-
1.65%	-	-	-	-	7,719	44,096	-	-
1.70%	-	-	-	-	4,513	33,206	-	-
1.75%	-	-	-	-	2,959	87,316	-	-
1.80%	-	-	-	-	8,280	83,792	-	-
1.85%	-	-	-	-	2,578	20,180	-	-
1.90%	-	-	-	-	620	11,151	-	-
1.95%	-	-	-	-	1,169	14,854	-	-
2.00%	-	-	-	-	623	44,499	-	-
2.05%	-	-	-	-	998	5,624	-	-
2.10%	-	-	-	-	562	11,132	-	-
2.15%	-	-	-	-	575	10,808	-	-
2.20%	-	-	-	-	-	5,764	-	-
2.25%	-	-	-	-	39	3,363	-	-
2.30%	-	-	-	-	204	7,831	-	-
2.35%	-	-	-	-	-	13,694	-	-
2.40%	-	-	-	-	-	1,022	-	-
2.45%	-	-	-	-	-	3,118	-	-
2.50%	-	-	-	-	-	888	-	-
2.55%	-	-	-	-	-	1,473	-	-
2.60%	-	-	-	-	-	1,915	-	-
2.65%	-	-	-	-	-	811	-	-
2.70%	-	-	-	-	-	525	-	-
2.75%	-	-	-	-	-	110	-	-
2.80%	-	-	-	-	-	6,282	-	-
2.85%	-	-	-	-	-	2	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-

Totals	$1,102,090	170,847	1,468,278	744,764	93,238	863,238	3,042,887	7,063,948

(Continued)

99

NATIONWIDE VARIABLE ACCOUNT- II (NOTES TO FINANCIAL STATEMENTS, Continued)

	FC2	FIGBS	FIGBP2	FGOP	FMCS	FMC2	FVSS	FVSS2

0.65%	$-	-	90	-	-	-	-	-
0.75%	-	-	932	-	-	31	-	-
0.80%	-	580	-	1,007	1,498	-	1,076	-
0.85%	-	-	759	-	-	159	-	-
0.95%	2,327	-	1,406	-	-	932	-	-
1.05%	4,342	-	3,813	-	-	2,824	-	-
1.10%	20,236	-	63,978	-	-	14,318	-	429
1.15%	692,035	-	788,879	-	-	396,525	-	32,334
1.20%	4,827	-	5,539	-	-	3,015	-	-
1.25%	173,700	-	81,067	-	-	78,559	-	10,697
1.30%	8,024	188,876	9,134	194,973	187,541	5,712	95,472	116
1.35%	289,423	-	178,696	-	-	141,043	-	9,502
1.40%	80,340	76,651	91,151	98,113	62,434	43,219	24,875	2,973
1.45%	258,609	-	152,150	-	-	118,975	-	7,763
1.50%	188,234	-	121,523	-	-	113,909	-	11,243
1.55%	699,102	-	666,401	-	-	388,178	-	44,871
1.60%	82,768	-	33,454	-	-	45,258	-	4,663
1.65%	320,362	-	232,523	-	-	177,490	-	30,674
1.70%	95,312	-	105,359	-	-	71,143	-	3,417
1.75%	579,723	-	1,536,737	-	-	409,037	-	14,155
1.80%	337,612	-	249,091	-	-	199,701	-	13,246
1.85%	140,693	-	71,344	-	-	62,706	-	8,824
1.90%	37,377	-	24,350	-	-	30,250	-	3,476
1.95%	126,169	-	194,231	-	-	72,673	-	5,904
2.00%	173,657	-	602,270	-	-	130,493	-	6,046
2.05%	120,675	-	75,637	-	-	107,070	-	11,708
2.10%	130,516	-	110,925	-	-	74,428	-	5,024
2.15%	145,959	-	385,405	-	-	107,749	-	9,656
2.20%	72,815	-	125,266	-	-	84,325	-	1,824
2.25%	70,186	-	209,120	-	-	59,643	-	6,181
2.30%	47,899	-	27,708	-	-	21,521	-	638
2.35%	112,709	-	1,309,909	-	-	81,930	-	4,545
2.40%	29,446	-	112,074	-	-	24,056	-	856
2.45%	13,873	-	63,850	-	-	14,764	-	1,336
2.50%	14,836	-	8,394	-	-	10,321	-	494
2.55%	15,683	-	95,764	-	-	12,458	-	1,370
2.60%	6,605	-	67,571	-	-	6,042	-	4,188
2.65%	2,144	-	2,342	-	-	1,280	-	335
2.70%	8,626	-	23,189	-	-	2,267	-	-
2.75%	2,339	-	11,118	-	-	3,659	-	-
2.80%	8,924	-	12,706	-	-	10,608	-	206
2.85%	197	-	1,075	-	-	-	-	-
2.90%	261	-	10,528	-	-	1,635	-	-
2.95%	261	-	761	-	-	179	-	-
3.00%	192	-	-	-	-	-	-	-
3.05%	-	-	510	-	-	-	-	-
3.10%	-	-	643	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	56	-	-	-	-	-
3.25%	-	-	389	-	-	-	-	-

Totals	$5,119,018	266,107	7,869,817	294,093	251,473	3,130,085	121,423	258,694

(Continued)

100

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	FNRS2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FTVDM3

0.65%	$-	-	-	-	-	-	-	-
0.75%	69	-	-	-	-	-	-	-
0.80%	2,933	23	-	85	-	292	-	703
0.85%	370	-	-	-	-	-	-	-
0.95%	3,402	-	-	-	-	-	-	520
1.05%	4,313	-	-	-	-	-	-	871
1.10%	4,664	-	4,481	-	7,056	-	1,354	4,127
1.15%	172,851	-	50,991	-	100,632	-	16,370	70,062
1.20%	23	-	-	-	-	-	199	253
1.25%	19,175	-	1,763	-	6,199	-	60	5,326
1.30%	296,733	53,015	-	69,990	430	42,695	-	64,510
1.35%	57,627	-	7,744	-	18,556	-	9,392	21,365
1.40%	113,060	18,206	8,076	11,123	11,617	6,914	778	27,333
1.45%	54,087	-	33,762	-	51,820	-	5,090	15,287
1.50%	29,758	-	8,519	-	4,800	-	441	19,335
1.55%	235,233	-	68,965	-	133,211	-	31,279	102,013
1.60%	9,195	-	10,527	-	18,214	-	1,438	6,974
1.65%	76,298	-	11,150	-	29,925	-	4,280	18,470
1.70%	23,899	-	4,123	-	8,527	-	2,737	9,219
1.75%	127,448	-	119,490	-	338,863	-	76,084	72,997
1.80%	104,449	-	18,431	-	7,946	-	2,963	40,684
1.85%	21,910	-	4,294	-	9,840	-	1,362	7,167
1.90%	15,402	-	810	-	8,669	-	70	2,935
1.95%	31,742	-	15,436	-	68,522	-	12,704	22,137
2.00%	53,652	-	69,274	-	86,382	-	7,490	21,491
2.05%	9,102	-	2,772	-	9,713	-	12,505	4,045
2.10%	144,259	-	33,975	-	8,298	-	7,286	38,139
2.15%	19,867	-	159,468	-	117,050	-	47,728	18,689
2.20%	64,197	-	15,387	-	19,805	-	789	6,869
2.25%	2,173	-	12,994	-	2,813	-	12,525	2,380
2.30%	13,006	-	157	-	8,438	-	14,660	5,991
2.35%	2,656	-	208,558	-	92,338	-	32,469	273
2.40%	3,119	-	1,885	-	14,989	-	3,390	1,235
2.45%	10,280	-	11,126	-	4,702	-	4,066	15,319
2.50%	1,044	-	644	-	208	-	1,204	687
2.55%	3,355	-	8,411	-	6,198	-	7,342	2,220
2.60%	-	-	3,326	-	988	-	47	-
2.65%	1,076	-	-	-	-	-	-	159
2.70%	411	-	1,898	-	-	-	702	-
2.75%	2,418	-	-	-	3	-	-	341
2.80%	2,002	-	-	-	-	-	-	5,056
2.85%	-	-	-	-	94	-	-	-
2.90%	-	-	-	-	2,055	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-

Totals	$1,737,258	71,244	898,437	81,198	1,198,901	49,901	318,804	635,182

(Continued)

101

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	TIF2	TIF3	FTVFA2	FTVGI3	FTVIS2	FTVRD2	FTVSV2	JABS

0.65%	$-	57	-	-	-	-	-	-
0.75%	-	409	-	-	-	-	30	-
0.80%	-	930	-	352	450	-	1,059	-
0.85%	-	322	-	-	-	-	166	-
0.95%	364	2,619	-	566	287	2,292	4,790	10,766
1.05%	38	3,096	-	902	2,478	2,135	4,130	15,855
1.10%	490	45,359	550	5,404	15,462	5,495	9,121	177
1.15%	18,110	508,871	1,634	140,354	181,935	167,186	126,013	21,539
1.20%	521	4,956	-	237	2,489	3,876	1,996	311
1.25%	10,452	41,430	42	19,912	28,050	55,539	29,118	8,800
1.30%	201	51,287	4,082	155,225	184,255	3,679	64,888	123
1.35%	-	129,436	1,722	54,740	92,231	52,236	48,585	259
1.40%	3,586	67,211	639	72,805	120,287	13,571	48,018	2,462
1.45%	6,572	113,834	435	75,367	56,896	46,842	49,683	6,818
1.50%	7,497	119,354	420	40,409	57,739	69,306	39,096	9,396
1.55%	19,570	560,023	3,697	109,058	231,335	216,571	134,670	38,806
1.60%	11,835	38,141	160	9,682	27,213	23,293	14,943	3,427
1.65%	6,529	150,757	730	40,684	77,801	113,840	46,064	14,932
1.70%	4,252	81,120	909	10,199	24,279	26,466	19,489	4,414
1.75%	3,904	1,194,797	2,653	93,665	240,053	130,254	100,285	8,332
1.80%	11,123	168,500	282	73,656	128,262	96,614	71,271	11,365
1.85%	2,574	57,951	1,259	14,374	24,713	52,716	25,456	1,097
1.90%	2,877	17,188	162	5,769	2,888	20,889	8,492	137
1.95%	2,097	168,717	7	10,398	28,589	35,697	21,584	3,702
2.00%	1,492	354,798	1,496	44,124	61,839	62,750	39,526	2,799
2.05%	2,550	52,205	-	6,267	6,402	76,078	12,903	6,910
2.10%	2,705	87,331	142	11,780	21,259	51,168	21,531	530
2.15%	1,047	287,685	55	14,004	22,767	44,661	12,511	1,156
2.20%	-	71,759	27	4,567	6,582	39,988	18,800	38
2.25%	524	86,239	-	3,135	7,635	33,729	3,363	1,724
2.30%	-	26,816	-	1,810	6,401	24,432	6,442	2,866
2.35%	-	653,027	-	1,249	12,970	33,742	8,914	484
2.40%	-	73,172	-	435	3,263	6,401	577	-
2.45%	-	33,447	-	3,712	2,623	8,724	2,267	3,299
2.50%	-	4,963	-	333	952	12,738	903	18
2.55%	-	51,816	-	1,249	4,844	4,397	855	135
2.60%	-	33,415	-	1,776	1,281	6,750	1,310	-
2.65%	-	1,627	857	1,110	-	1,356	297	-
2.70%	-	13,672	-	364	201	1,959	404	-
2.75%	-	4,061	-	741	-	1,874	-	-
2.80%	-	2,426	-	3,288	104	1,056	4,914	-
2.85%	-	516	-	-	-	392	-	-
2.90%	-	4,078	-	-	-	163	-	-
2.95%	-	620	-	-	747	790	14	-
3.00%	-	-	-	-	-	79	-	-
3.05%	-	565	-	-	-	-	86	-
3.10%	-	800	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	69	-	-	-	-	-	-
3.25%	-	152	-	-	-	-	-	-

Totals	$120,910	5,371,624	21,960	1,033,702	1,687,562	1,551,724	1,004,564	182,677

(Continued)

102

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	JACAS	JAGTS	JAGTS2	JARLCS	JAIGS	JAIGS2	JPMCVP	AMTB

0.65%	$-	-	-	-	-	15	-	77
0.75%	-	-	-	-	-	161	-	1,106
0.80%	3,071	47	448	1	486	5,663	122	219
0.85%	150	-	-	-	-	60	-	657
0.95%	9,443	-	-	4,157	89	26,046	-	9,283
1.05%	12,977	-	-	4,971	388	25,929	-	3,685
1.10%	2,069	-	-	660	86	17,380	-	58,243
1.15%	90,188	-	-	6,645	9,626	285,810	-	554,017
1.20%	834	-	-	113	-	728	-	5,431
1.25%	20,094	-	-	881	5,202	30,260	-	42,594
1.30%	330,444	22,066	49,361	894	81,792	626,616	92,315	411,928
1.35%	35,576	-	-	1,669	-	88,160	-	112,636
1.40%	109,641	13,607	7,011	153	38,317	177,258	37,780	273,113
1.45%	33,214	-	-	676	1,173	73,553	-	123,072
1.50%	14,610	-	-	6,377	1,868	39,789	-	101,700
1.55%	111,125	-	-	6,331	6,209	314,330	-	506,223
1.60%	9,011	-	-	381	5,155	20,470	-	18,030
1.65%	50,390	-	-	2,743	1,545	102,732	-	195,393
1.70%	21,648	-	-	2,361	4,027	36,722	-	93,738
1.75%	88,774	-	-	12,956	1,188	441,095	-	1,234,139
1.80%	36,780	-	-	3,550	5,035	103,781	-	170,742
1.85%	12,136	-	-	892	827	32,986	-	65,106
1.90%	20,261	-	-	256	-	22,933	-	22,958
1.95%	15,519	-	-	1,676	1,175	65,582	-	159,438
2.00%	29,703	-	-	1,502	-	94,291	-	564,981
2.05%	15,947	-	-	3,749	2,183	24,914	-	169,342
2.10%	18,286	-	-	460	940	49,208	-	68,741
2.15%	27,429	-	-	3,460	324	102,729	-	314,772
2.20%	19,300	-	-	605	-	27,165	-	119,261
2.25%	7,223	-	-	2,779	-	10,781	-	217,630
2.30%	10,569	-	-	174	-	10,203	-	16,835
2.35%	28,000	-	-	4,480	-	79,657	-	1,383,480
2.40%	9,482	-	-	675	-	23,543	-	102,482
2.45%	3,387	-	-	1,177	-	9,144	-	64,361
2.50%	2,444	-	-	19	-	967	-	3,360
2.55%	6,077	-	-	-	-	16,265	-	97,468
2.60%	3,331	-	-	1,963	-	2,239	-	69,401
2.65%	-	-	-	-	-	1,025	-	2,559
2.70%	897	-	-	-	-	2,701	-	22,530
2.75%	223	-	-	-	-	1,116	-	14,038
2.80%	630	-	-	-	-	1,177	-	2,948
2.85%	99	-	-	-	-	90	-	765
2.90%	-	-	-	-	-	1,004	-	6,256
2.95%	-	-	-	-	-	225	-	626
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	148	-	765
3.10%	-	-	-	-	-	395	-	212
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	34	-	18
3.25%	-	-	-	-	-	4	-	438

Totals	$1,210,982	35,720	56,820	79,386	167,635	2,997,084	130,217	7,406,797

(Continued)

103

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	MIGSC	MVFSC	VFLG2	VFLV2	MBVAG2	MBVCG2	VFMG2	GVAAA2

0.65%	$-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	30
0.80%	-	148	-	-	-	-	-	263
0.85%	-	-	-	-	-	-	-	-
0.95%	157	735	-	-	-	-	-	172
1.05%	-	542	-	-	-	-	-	6,548
1.10%	659	12,218	-	-	-	-	-	153,508
1.15%	21,919	134,979	2,925	3,455	574	618	19,021	1,042,944
1.20%	1,138	794	-	-	-	-	-	1,046
1.25%	13,984	27,991	2,897	3,618	-	-	19,247	72,825
1.30%	282	83,287	-	-	-	-	-	131,199
1.35%	2,963	40,352	74	986	2,289	224	4,402	235,010
1.40%	2,644	60,071	116	92	-	-	274	232,758
1.45%	7,114	61,278	585	564	-	-	125	170,037
1.50%	30,321	48,302	902	556	-	-	64	209,861
1.55%	38,007	146,935	10	7	-	690	2,636	1,061,725
1.60%	6,082	10,550	2,293	2,846	-	-	19,719	68,220
1.65%	19,960	69,063	1,108	889	-	-	4,615	285,664
1.70%	8,252	21,180	590	1,412	-	-	10,390	159,033
1.75%	24,102	186,737	453	3,781	798	106	13,109	2,171,855
1.80%	20,296	68,569	-	-	-	-	-	289,663
1.85%	19,052	30,243	-	90	873	-	625	84,517
1.90%	3,038	19,223	796	104	-	-	599	25,886
1.95%	5,897	33,178	124	587	-	-	5,403	321,593
2.00%	10,980	48,987	-	-	-	-	220	578,791
2.05%	17,232	33,061	-	-	-	-	-	97,566
2.10%	8,989	38,733	39	-	-	-	-	146,660
2.15%	6,183	43,060	-	-	-	-	-	258,633
2.20%	4,309	15,733	-	83	-	-	638	100,841
2.25%	6,215	16,775	-	54	-	-	-	398,820
2.30%	5,023	11,820	-	-	-	-	-	38,400
2.35%	3,305	50,126	201	209	-	-	244	916,152
2.40%	580	9,510	-	12	-	-	-	70,150
2.45%	2,100	3,131	-	-	-	-	-	70,997
2.50%	965	3,659	-	-	-	-	-	74,338
2.55%	311	7,222	-	-	-	-	-	72,488
2.60%	111	8,170	-	-	-	-	343	21,463
2.65%	121	-	-	-	-	-	-	16,974
2.70%	240	3,918	-	-	-	-	-	14,634
2.75%	99	119	-	-	-	-	-	4,971
2.80%	27	563	-	-	-	-	-	7,933
2.85%	-	139	-	-	-	-	-	2,725
2.90%	-	-	-	-	-	-	-	2,615
2.95%	95	109	-	-	-	-	-	1,157
3.00%	-	-	-	-	-	-	-	86
3.05%	-	465	-	-	-	-	-	651
3.10%	-	-	-	-	-	-	-	48
3.15%	60	70	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-

Totals	$292,812	1,351,745	13,113	19,345	4,534	1,638	101,674	9,621,450

(Continued)

104

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	GVABD2	GVAGG2	GVAGR2	GVAGI2	NVCRA2	NVCRB2	NVCCA2	NVCCN2

0.65%	$-	-	5	-	-	-	-	-
0.75%	32	95	77	30	-	-	-	-
0.80%	331	330	1,051	108	6	-	60	1
0.85%	-	-	22	-	-	-	-	-
0.95%	5,932	1,251	1,888	410	-	-	-	-
1.05%	5,753	2,739	3,233	854	-	-	-	-
1.10%	51,405	7,846	24,612	45,958	1,045	7,610	9,084	1,249
1.15%	246,460	106,496	202,871	139,392	2,716	25,821	54,188	26,559
1.20%	2,326	1,284	955	1,311	-	-	-	-
1.25%	30,502	17,560	24,469	15,867	557	502	6,910	1,489
1.30%	113,286	117,712	148,908	30,993	3,885	2,611	4,451	3,509
1.35%	54,695	43,733	77,761	38,266	110	7,231	26,071	8,419
1.40%	77,129	51,230	66,630	13,661	1,743	2,397	651	3,175
1.45%	90,330	33,285	42,560	43,552	1,829	5,062	5,472	4,320
1.50%	44,323	33,146	59,152	32,721	904	3,429	5,071	1,968
1.55%	283,540	115,080	266,753	186,272	2,699	34,459	47,458	16,641
1.60%	19,625	10,117	27,804	14,146	-	-	-	40
1.65%	110,146	31,867	73,721	55,733	346	17,910	11,390	8,227
1.70%	101,313	28,113	32,462	77,457	178	14,186	46,593	89
1.75%	632,044	170,874	409,718	449,865	1,951	99,934	186,030	39,775
1.80%	90,155	63,104	85,079	67,253	2,168	5,757	9,145	12,195
1.85%	46,250	9,791	21,961	32,060	143	6,310	13,616	1,438
1.90%	11,868	3,729	5,313	10,241	520	5,356	16,918	1,231
1.95%	68,411	19,601	51,007	49,046	330	10,791	24,602	11,834
2.00%	130,888	36,828	86,386	103,390	2,163	13,806	10,992	26,809
2.05%	103,299	8,035	14,739	82,471	41	19,302	10,121	1,658
2.10%	42,327	12,816	44,269	22,892	1,743	6,553	5,313	32,213
2.15%	183,243	12,681	65,617	160,960	-	32,618	47,152	1,392
2.20%	32,737	6,163	20,595	30,137	2,475	10,325	26,776	4,566
2.25%	423,154	5,550	18,077	390,095	-	91,616	13,704	9,204
2.30%	12,490	3,335	11,564	13,429	15	2,726	22,693	875
2.35%	891,087	14,855	59,725	821,444	372	283,024	76,466	14,412
2.40%	34,912	1,357	10,430	31,132	-	12,842	5,870	805
2.45%	50,539	1,763	5,521	46,590	-	26,335	3,349	6
2.50%	75,166	1,269	2,607	72,322	-	116,134	14,280	4,345
2.55%	56,286	2,136	6,576	52,516	-	22,035	2,832	89
2.60%	24,381	2,437	3,248	18,774	225	2,645	-	-
2.65%	16,484	557	1,124	15,762	-	-	-	57
2.70%	13,414	69	1,572	12,009	-	7,197	2,057	150
2.75%	1,219	27	588	1,174	-	2,336	-	-
2.80%	7,732	406	627	6,294	-	-	-	-
2.85%	2,890	-	3	2,760	-	1,606	222	-
2.90%	1,769	644	1,985	1,693	-	-	-	-
2.95%	1,242	20	111	1,172	-	187	278	134
3.00%	89	-	-	89	-	-	-	-
3.05%	671	114	368	661	-	602	-	-
3.10%	47	-	197	50	-	488	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	16	-	-	-	-	-
3.25%	-	-	1	-	-	-	-	-

Totals	$4,191,922	980,045	1,983,958	3,193,012	28,164	901,743	709,815	238,874

(Continued)

105

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	HIBF	HIBF3	GEM

0.65%	$-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	93	-	1	-	-	-	264	59
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	1,060	8,028	-
1.05%	-	-	-	-	723	349	6,181	-
1.10%	10,255	9,473	5,478	-	59	470	923	-
1.15%	71,673	76,384	28,522	-	1,920	25,267	110,256	-
1.20%	-	-	282	-	-	1,353	288	-
1.25%	5,028	4,489	3,929	-	-	14,510	15,419	-
1.30%	10,995	5,495	2,550	1,351	27	34	23,011	7,565
1.35%	13,870	20,632	2,810	-	168	8,550	30,445	-
1.40%	2,136	3,560	262	233	1,033	1,777	18,672	5,517
1.45%	24,722	15,001	2,479	-	304	6,689	34,042	-
1.50%	4,943	9,891	4,028	-	662	8,197	22,864	-
1.55%	75,534	96,220	20,077	-	757	38,554	72,270	-
1.60%	449	-	361	-	-	4,462	7,299	-
1.65%	36,553	27,984	7,846	-	375	22,926	42,773	-
1.70%	13,561	2,536	3,431	-	836	6,414	6,509	-
1.75%	175,280	151,390	39,281	-	1,318	10,042	43,218	-
1.80%	9,066	8,783	6,926	-	992	18,015	25,893	-
1.85%	3,594	8,459	4,274	-	268	10,798	7,081	-
1.90%	7,100	802	1,428	-	32	3,400	3,727	-
1.95%	21,360	14,522	3,102	-	99	1,082	7,983	-
2.00%	22,583	47,106	16,454	-	810	3,015	15,180	-
2.05%	4,427	2,766	973	-	63	1,214	6,932	-
2.10%	4,995	5,362	3,661	-	267	3,998	6,564	-
2.15%	18,030	15,420	9,791	-	88	1,651	2,848	-
2.20%	9,594	18,237	3,222	-	247	1,251	2,976	-
2.25%	1,203	215	10,688	-	-	-	5,198	-
2.30%	1,870	8,914	3,418	-	77	52	2,502	-
2.35%	24,036	10,884	12,939	-	501	908	1,087	-
2.40%	9,489	1,427	5,087	-	38	-	312	-
2.45%	92	1,878	-	-	-	-	465	-
2.50%	1,449	163	4,805	-	128	-	-	-
2.55%	1,158	-	251	-	-	-	201	-
2.60%	-	989	467	-	-	-	-	-
2.65%	273	-	376	-	-	-	5	-
2.70%	-	89	3,360	-	15	-	124	-
2.75%	-	-	114	-	-	-	283	-
2.80%	-	-	-	-	-	-	4	-
2.85%	-	-	228	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	58	-	1,190	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-

Totals	$585,469	569,071	214,091	1,584	11,807	196,038	531,827	13,141

(Continued)

106

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	GEM2	GEM3	GEM6	GVGU2	GVGU	GIG	GIG3	NVIE6

0.65%	$-	-	-	-	-	-	-	-
0.75%	-	-	72	-	-	-	-	-
0.80%	-	5,001	-	-	224	65	1,200	-
0.85%	-	-	1	-	-	-	-	-
0.95%	-	-	2,202	38	-	-	-	-
1.05%	-	-	2,498	-	-	-	-	123
1.10%	288	-	3,101	-	-	-	-	65
1.15%	16,111	-	208,257	1,339	-	-	-	2,118
1.20%	-	-	381	-	-	-	-	-
1.25%	2,615	-	21,050	1,902	-	-	-	276
1.30%	-	647,364	11	-	75,932	327	259,073	174
1.35%	-	-	51,966	-	-	-	-	569
1.40%	3,017	170,627	16,257	121	35,182	847	112,807	878
1.45%	2,145	-	49,882	215	-	-	-	1,684
1.50%	1,301	-	34,520	69	-	-	-	942
1.55%	11,903	-	225,202	1,824	-	-	-	3,009
1.60%	2,093	-	16,416	-	-	-	-	97
1.65%	3,222	-	61,759	258	-	-	-	337
1.70%	1,266	-	16,047	653	-	-	-	919
1.75%	1,420	-	96,562	43	-	-	-	3,704
1.80%	6,657	-	73,280	1,477	-	-	-	130
1.85%	3,710	-	18,131	534	-	-	-	1,165
1.90%	1,466	-	11,081	1,083	-	-	-	183
1.95%	1,254	-	31,938	-	-	-	-	705
2.00%	73	-	47,651	-	-	-	-	1,064
2.05%	1,674	-	7,369	-	-	-	-	633
2.10%	1,623	-	34,977	702	-	-	-	212
2.15%	1,299	-	22,164	-	-	-	-	194
2.20%	199	-	14,340	-	-	-	-	62
2.25%	1,097	-	8,449	-	-	-	-	135
2.30%	-	-	7,149	-	-	-	-	327
2.35%	-	-	1,299	-	-	-	-	932
2.40%	-	-	2,554	-	-	-	-	125
2.45%	561	-	35,676	-	-	-	-	944
2.50%	-	-	836	-	-	-	-	131
2.55%	-	-	27,670	-	-	-	-	4
2.60%	-	-	-	-	-	-	-	9
2.65%	-	-	713	-	-	-	-	-
2.70%	-	-	94	-	-	-	-	-
2.75%	-	-	908	-	-	-	-	-
2.80%	-	-	6,546	-	-	-	-	5
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-

Totals	$64,994	822,992	1,159,009	10,258	111,338	1,239	373,080	21,855

(Continued)

107

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	GEF3	GVGF2	GVGFS	GBF	CAF	GVGH2	GVGHS	GVGH6

0.65%	$-	-	-	111	-	-	-	-
0.75%	-	-	-	1,373	-	-	-	-
0.80%	468	-	302	3,175	6,052	-	123	-
0.85%	-	-	-	1,519	-	-	-	3
0.95%	-	276	-	13,677	-	302	-	911
1.05%	-	24	-	10,033	-	-	-	1,384
1.10%	-	-	-	67,018	-	68	-	682
1.15%	-	2,585	-	896,737	-	2,885	-	36,556
1.20%	-	552	-	5,726	-	-	-	51
1.25%	-	1,784	-	89,763	-	5,273	-	5,584
1.30%	44,650	-	26,227	1,447,849	451,641	-	54,176	61
1.35%	-	32	-	206,652	-	-	-	8,682
1.40%	18,460	279	8,713	795,852	153,060	177	21,139	1,756
1.45%	-	777	-	197,767	-	804	-	12,125
1.50%	-	259	-	157,121	-	1,278	-	8,476
1.55%	-	1,511	-	760,926	-	3,614	-	42,900
1.60%	-	473	-	36,116	-	240	-	5,010
1.65%	-	504	-	290,250	-	1,339	-	24,883
1.70%	-	145	-	107,392	-	1,446	-	9,688
1.75%	-	269	-	1,672,980	-	520	-	23,159
1.80%	-	4,993	-	286,711	-	4,656	-	25,827
1.85%	-	87	-	88,019	-	1,885	-	6,089
1.90%	-	-	-	24,996	-	231	-	1,830
1.95%	-	62	-	211,165	-	69	-	6,344
2.00%	-	30	-	652,406	-	-	-	9,239
2.05%	-	-	-	86,473	-	323	-	2,154
2.10%	-	112	-	130,393	-	211	-	9,291
2.15%	-	9	-	416,722	-	8	-	1,646
2.20%	-	-	-	204,715	-	182	-	4,296
2.25%	-	-	-	226,940	-	-	-	263
2.30%	-	-	-	35,160	-	-	-	1,276
2.35%	-	-	-	1,465,440	-	-	-	218
2.40%	-	-	-	127,337	-	46	-	1,944
2.45%	-	-	-	74,995	-	-	-	288
2.50%	-	-	-	4,848	-	-	-	40
2.55%	-	-	-	106,459	-	-	-	-
2.60%	-	-	-	72,255	-	-	-	141
2.65%	-	-	-	4,967	-	-	-	-
2.70%	-	-	-	26,122	-	-	-	-
2.75%	-	-	-	20,926	-	-	-	-
2.80%	-	-	-	3,853	-	-	-	-
2.85%	-	-	-	805	-	-	-	-
2.90%	-	-	-	7,529	-	-	-	-
2.95%	-	-	-	957	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	580	-	-	-	-
3.10%	-	-	-	746	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	64	-	-	-	-
3.25%	-	-	-	451	-	-	-	-

Totals	$63,578	14,763	35,242	11,044,071	610,753	25,557	75,438	252,797

(Continued)

108

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	GVIX8	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	BF	NVLCP2

0.65%	$-	-	262	312	321	80	-	-
0.75%	-	-	-	396	123	445	-	-
0.80%	117	4,015	131	4,821	5,072	3,722	60	-
0.85%	1	331	-	182	263	1	-	-
0.95%	964	1,246	1,517	10,582	8,733	3,287	-	-
1.05%	1,692	2,211	1,264	6,041	12,136	1,624	-	-
1.10%	305	4,216	18,320	125,701	89,368	23,711	-	130
1.15%	12,685	256,867	315,477	2,552,291	2,271,651	781,630	-	1,459
1.20%	24	3,986	3,338	24,779	40,329	1,582	-	-
1.25%	537	50,140	42,911	339,273	232,616	139,209	-	7
1.30%	15,707	175,117	96,629	534,470	451,165	144,553	32,016	494
1.35%	5,368	72,140	49,046	676,440	519,219	207,452	-	75
1.40%	8,502	92,812	121,347	646,326	463,768	187,517	8,230	25
1.45%	12,507	54,819	88,443	369,970	286,319	219,084	-	10
1.50%	3,853	84,924	38,790	387,563	263,072	138,830	-	-
1.55%	13,628	219,908	341,609	2,051,023	1,954,898	601,183	-	2,395
1.60%	2,098	30,669	23,837	209,594	105,237	49,638	-	-
1.65%	2,926	688,736	195,086	1,690,831	1,679,863	310,606	-	216
1.70%	1,535	84,766	26,518	365,957	247,596	67,083	-	72
1.75%	12,556	1,072,076	343,554	6,048,262	6,001,122	1,151,324	-	2,089
1.80%	8,644	91,446	265,997	785,449	594,323	381,104	-	263
1.85%	739	188,372	53,073	417,461	474,606	125,673	-	15
1.90%	20	340,912	56,725	362,436	421,363	138,954	-	157
1.95%	7,441	359,539	50,868	1,053,430	1,263,521	183,311	-	783
2.00%	13,527	599,645	251,924	4,253,819	1,356,527	693,695	-	504
2.05%	1,822	487,483	36,885	730,759	775,020	163,539	-	93
2.10%	7,659	262,003	68,048	468,137	630,996	83,541	-	28
2.15%	5,582	561,960	49,406	2,184,173	1,943,866	387,811	-	116
2.20%	949	100,668	77,611	799,686	338,769	106,534	-	262
2.25%	593	1,055,007	44,814	1,080,996	875,716	566,999	-	193
2.30%	303	233,098	20,156	183,918	320,785	30,304	-	57
2.35%	3,252	1,130,362	122,641	6,584,483	1,913,395	1,727,903	-	1,547
2.40%	331	86,358	22,670	407,453	338,011	103,739	-	49
2.45%	-	280,191	24,021	247,694	194,988	70,921	-	-
2.50%	250	46,182	9,062	186,847	123,646	36,662	-	73
2.55%	-	262,521	13,081	702,886	281,753	102,812	-	-
2.60%	245	174,060	15,721	265,581	134,264	30,300	-	-
2.65%	-	41,333	252	17,251	45,520	74	-	-
2.70%	-	80,632	3,713	221,344	87,855	69,749	-	961
2.75%	21	9,337	224	21,625	25,804	2,570	-	-
2.80%	-	45,841	-	24,943	34,225	11,882	-	-
2.85%	-	3,607	-	13,103	3,414	965	-	-
2.90%	-	25,909	3,276	54,702	47,131	8,426	-	-
2.95%	-	2,404	-	12,208	6,584	6,587	-	-
3.00%	-	13,215	-	401	33,725	1,314	-	-
3.05%	-	9,368	-	2,491	13,806	26	-	-
3.10%	-	8,053	-	12,576	11,495	-	-	-
3.15%	-	-	-	-	1,181	-	-	-
3.20%	-	-	-	-	-	153	-	-
3.25%	-	-	-	10,278	1,034	-	-	-

Totals	$146,383	9,398,485	2,898,247	37,150,944	26,926,194	9,068,109	40,306	12,073

(Continued)

109

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	SGRF	SGRF2	MCIF	SAM	NVMIG3	NVMIG6	GVDIV2	GVDIV3

0.65%	$-	-	-	11	-	64	-	-
0.75%	-	-	-	350	-	574	-	-
0.80%	228	-	2,960	31,143	1	-	-	814
0.85%	-	-	-	124	-	381	-	-
0.95%	-	2,997	1,336	11,443	-	-	754	-
1.05%	-	2,319	2,543	5,503	-	-	74	-
1.10%	-	21,604	2,364	29,391	-	19,394	-	-
1.15%	-	239,768	113,106	670,633	-	197,602	4,906	-
1.20%	-	1,790	1,589	840	-	1,410	-	-
1.25%	-	21,820	33,502	121,950	-	9,225	1,058	-
1.30%	94,300	2,349	521,868	2,955,573	10,073	2,449	-	156,727
1.35%	-	62,102	34,307	191,800	-	44,236	-	-
1.40%	28,531	24,650	181,374	1,638,254	1,554	21,292	661	70,846
1.45%	-	39,675	34,655	313,850	-	30,798	856	-
1.50%	-	40,373	15,218	287,750	-	28,542	1,132	-
1.55%	-	231,432	109,935	811,307	-	185,546	8,233	-
1.60%	-	8,157	17,329	46,131	-	5,469	285	-
1.65%	-	85,182	61,639	311,890	-	55,865	1,322	-
1.70%	-	35,185	16,696	95,093	-	26,751	167	-
1.75%	-	569,945	59,956	635,949	-	513,520	167	-
1.80%	-	67,985	51,241	568,056	-	52,104	2,068	-
1.85%	-	26,974	15,202	112,573	-	17,915	1,384	-
1.90%	-	9,219	5,990	49,787	-	5,167	567	-
1.95%	-	79,749	23,554	142,006	-	67,851	240	-
2.00%	-	166,523	46,969	440,373	-	158,885	-	-
2.05%	-	26,625	39,000	105,619	-	18,340	2,158	-
2.10%	-	40,990	13,080	145,872	-	31,897	856	-
2.15%	-	153,072	17,858	161,547	-	134,997	135	-
2.20%	-	36,628	7,440	174,560	-	32,267	50	-
2.25%	-	49,713	8,485	94,395	-	43,179	-	-
2.30%	-	10,835	7,428	48,722	-	5,566	7	-
2.35%	-	306,203	12,976	234,684	-	327,911	-	-
2.40%	-	39,733	2,731	40,065	-	35,127	-	-
2.45%	-	18,899	981	81,417	-	16,795	-	-
2.50%	-	4,025	1,030	10,027	-	1,326	-	-
2.55%	-	24,655	2,453	66,686	-	26,023	-	-
2.60%	-	13,948	427	17,372	-	14,823	-	-
2.65%	-	860	679	5,648	-	746	-	-
2.70%	-	6,604	648	6,344	-	6,453	-	-
2.75%	-	2,473	80	14,593	-	2,387	-	-
2.80%	-	675	4,703	9,105	-	704	-	-
2.85%	-	214	-	186	-	241	-	-
2.90%	-	2,109	-	1,607	-	2,157	-	-
2.95%	-	313	163	136	-	344	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	198	288	310	-	225	-	-
3.10%	-	445	-	-	-	437	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	39	-	-	-	38	-	-
3.25%	-	57	-	69	-	111	-	-

Totals	$123,059	2,479,111	1,473,783	10,690,744	11,628	2,147,134	27,080	228,387

(Continued)

110

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	GVDIV6	NVMLG1	NVMLG2	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF

0.65%	$28	-	-	-	-	26	56	-
0.75%	252	-	-	-	-	222	457	-
0.80%	-	16	-	13	-	-	-	235
0.85%	162	-	-	-	-	172	310	-
0.95%	6,287	-	-	-	-	-	-	-
1.05%	4,415	-	-	-	-	-	-	-
1.10%	24,477	-	1	29	-	8,143	16,518	-
1.15%	295,061	-	461	1,914	-	78,203	164,440	-
1.20%	2,497	-	-	-	-	621	1,212	-
1.25%	22,112	-	9	2	-	3,808	7,775	-
1.30%	3,636	57	18	161	3,850	1,035	10,006	80,407
1.35%	66,391	-	177	76	-	17,326	36,765	-
1.40%	33,861	2	-	119	559	8,732	18,937	19,600
1.45%	51,779	-	-	1	-	12,362	25,558	-
1.50%	53,991	-	-	68	-	11,672	23,994	-
1.55%	288,245	-	395	628	-	71,855	153,769	-
1.60%	14,021	-	124	213	-	2,250	4,562	-
1.65%	88,407	-	50	721	-	23,301	46,923	-
1.70%	42,407	-	8	30	-	11,340	22,847	-
1.75%	608,788	-	571	7,743	-	204,889	434,001	-
1.80%	88,100	-	71	360	-	20,647	43,381	-
1.85%	27,060	-	25	451	-	7,734	15,160	-
1.90%	10,849	-	47	59	-	2,086	4,399	-
1.95%	82,988	-	-	7	-	26,552	57,087	-
2.00%	194,360	-	35	1,045	-	70,249	135,720	-
2.05%	34,715	-	38	97	-	7,874	16,034	-
2.10%	45,386	-	52	132	-	11,651	26,370	-
2.15%	142,569	-	-	-	-	54,055	115,675	-
2.20%	38,807	-	-	256	-	14,252	27,659	-
2.25%	53,386	-	16	206	-	23,179	41,343	-
2.30%	12,768	-	68	13	-	2,171	4,665	-
2.35%	373,715	-	145	335	-	162,833	294,417	-
2.40%	36,692	-	1	-	-	14,709	30,067	-
2.45%	22,297	-	-	-	-	7,970	15,285	-
2.50%	1,700	-	58	211	-	551	1,120	-
2.55%	80,917	-	-	17	-	12,374	22,901	-
2.60%	18,294	-	27	-	-	7,579	13,472	-
2.65%	1,342	-	-	-	-	318	623	-
2.70%	7,174	-	-	18	-	2,903	5,662	-
2.75%	2,743	-	-	3	-	1,044	1,912	-
2.80%	2,414	-	-	-	-	342	637	-
2.85%	233	-	-	-	-	113	207	-
2.90%	3,173	-	-	-	-	918	1,873	-
2.95%	299	-	-	-	-	124	281	-
3.00%	-	-	-	-	-	-	-	-
3.05%	201	-	-	-	-	90	198	-
3.10%	393	-	-	-	-	130	357	-
3.15%	-	-	-	-	-	-	-	-
3.20%	34	-	-	-	-	11	31	-
3.25%	101	-	-	-	-	61	107	-

Totals	$2,889,527	75	2,397	14,928	4,409	908,477	1,844,773	100,242

(Continued)

111

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	SCGF2	SCVF	SCVF2	SCF	SCF2	TRF	TRF2	GVUSL

0.65%	$-	-	-	-	5	-	94	-
0.75%	-	-	-	-	16	-	661	-
0.80%	-	4,037	-	8,246	-	27,628	-	874
0.85%	-	-	32	-	50	-	490	-
0.95%	222	-	1,124	-	4,808	-	111	-
1.05%	-	-	1,038	-	2,352	-	161	-
1.10%	867	-	804	-	10,182	-	59,058	-
1.15%	39,720	-	62,113	-	192,344	-	617,314	-
1.20%	-	-	211	-	1,435	-	4,642	-
1.25%	7,409	-	26,019	-	46,198	-	35,027	-
1.30%	55	521,526	-	1,059,623	3,165	2,118,341	7,969	54,482
1.35%	6,606	-	20,634	-	71,865	-	140,126	-
1.40%	2,079	199,924	4,972	510,742	13,571	828,336	67,381	12,877
1.45%	10,745	-	19,606	-	53,913	-	96,379	-
1.50%	8,840	-	9,412	-	39,271	-	97,872	-
1.55%	56,412	-	65,892	-	144,359	-	576,734	-
1.60%	2,188	-	6,415	-	12,350	-	22,542	-
1.65%	12,396	-	20,142	-	62,263	-	177,596	-
1.70%	9,687	-	5,561	-	41,484	-	84,014	-
1.75%	26,556	-	32,234	-	229,705	-	1,568,039	-
1.80%	31,323	-	22,221	-	55,919	-	164,941	-
1.85%	6,470	-	9,376	-	17,561	-	60,178	-
1.90%	4,900	-	4,598	-	12,595	-	20,351	-
1.95%	6,681	-	10,275	-	36,689	-	206,536	-
2.00%	23,441	-	12,947	-	79,888	-	515,520	-
2.05%	3,052	-	5,386	-	15,591	-	59,970	-
2.10%	3,191	-	6,437	-	15,593	-	95,615	-
2.15%	3,746	-	3,165	-	48,427	-	416,075	-
2.20%	2,652	-	2,028	-	20,259	-	103,432	-
2.25%	2,445	-	2,637	-	6,538	-	146,649	-
2.30%	782	-	3,312	-	6,140	-	19,984	-
2.35%	4,141	-	825	-	125,775	-	1,131,312	-
2.40%	599	-	346	-	11,644	-	110,437	-
2.45%	45	-	881	-	3,428	-	54,270	-
2.50%	37	-	60	-	550	-	3,891	-
2.55%	286	-	6	-	13,875	-	89,004	-
2.60%	152	-	195	-	5,573	-	53,145	-
2.65%	181	-	-	-	632	-	2,399	-
2.70%	-	-	75	-	2,370	-	22,184	-
2.75%	-	-	-	-	496	-	7,357	-
2.80%	10,736	-	-	-	1,972	-	2,309	-
2.85%	-	-	-	-	156	-	820	-
2.90%	-	-	2	-	1,033	-	6,846	-
2.95%	-	-	-	-	28	-	1,012	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	23	-	608	-
3.10%	-	-	-	-	-	-	1,098	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	95	-
3.25%	-	-	-	-	23	-	316	-

Totals	$288,642	725,487	360,981	1,578,611	1,412,114	2,974,305	6,852,564	68,233

(Continued)

112

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	NVNMO1	NVNMO2	NVNSR1	NVNSR2	NVSTB2	GGTC	GGTC2	GGTC3

0.65%	$-	-	-	84	-	-	-	-
0.75%	-	-	-	675	-	-	-	-
0.80%	-	-	-	-	-	14	-	429
0.85%	-	-	-	524	-	-	-	-
0.95%	-	94	-	-	-	-	43	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	15	-	19,430	529	-	-	-
1.15%	-	189	-	184,217	7,235	-	3,214	-
1.20%	-	-	-	1,472	-	-	-	-
1.25%	-	-	-	8,987	512	-	2,703	-
1.30%	267	16	8,674	2,449	4,125	2,485	-	41,960
1.35%	-	116	-	40,640	821	-	-	-
1.40%	46	35	1,239	20,894	1,175	398	284	11,726
1.45%	-	144	-	28,757	1,744	-	455	-
1.50%	-	91	-	27,720	794	-	598	-
1.55%	-	1,652	-	168,657	5,979	-	1,483	-
1.60%	-	-	-	7,472	496	-	172	-
1.65%	-	567	-	53,127	2,426	-	805	-
1.70%	-	161	-	26,113	1,361	-	328	-
1.75%	-	1,311	-	483,932	7,647	-	297	-
1.80%	-	57	-	48,819	632	-	756	-
1.85%	-	86	-	17,278	1,858	-	463	-
1.90%	-	76	-	4,530	673	-	1,087	-
1.95%	-	141	-	62,864	2,470	-	771	-
2.00%	-	73	-	165,539	5,823	-	54	-
2.05%	-	17	-	18,327	5,576	-	71	-
2.10%	-	436	-	27,550	1,653	-	97	-
2.15%	-	37	-	127,117	1,691	-	464	-
2.20%	-	101	-	32,945	1,531	-	-	-
2.25%	-	57	-	52,144	1,664	-	-	-
2.30%	-	-	-	5,371	889	-	-	-
2.35%	-	437	-	380,018	4,909	-	-	-
2.40%	-	33	-	34,082	1,300	-	-	-
2.45%	-	103	-	18,322	2,761	-	418	-
2.50%	-	33	-	1,176	2,737	-	-	-
2.55%	-	47	-	29,073	266	-	-	-
2.60%	-	-	-	17,693	202	-	-	-
2.65%	-	67	-	791	284	-	-	-
2.70%	-	-	-	6,864	817	-	-	-
2.75%	-	3	-	2,117	208	-	-	-
2.80%	-	-	-	789	48	-	-	-
2.85%	-	-	-	271	3	-	-	-
2.90%	-	-	-	2,194	7	-	-	-
2.95%	-	-	-	304	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	211	-	-	-	-
3.10%	-	-	-	322	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	28	-	-	-	-
3.25%	-	-	-	142	-	-	-	-

Totals	$313	6,195	9,913	2,132,031	72,846	2,897	14,563	54,115

(Continued)

113

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	GGTC6	GVUG2	GVUGL	EIF2	MSBF	NVRE1	NVRE2	AMTG

0.65%	$-	-	-	9	-	-	-	-
0.75%	-	-	-	130	-	-	-	-
0.80%	-	-	71	178	584	3	-	2,686
0.85%	-	-	-	75	-	-	-	-
0.95%	213	155	-	421	6,299	-	186	-
1.05%	512	-	-	488	5,875	-	-	-
1.10%	566	609	-	23,162	3,378	-	24	-
1.15%	22,334	34,518	-	287,998	92,322	-	2,738	-
1.20%	49	-	-	1,675	108	-	-	-
1.25%	3,753	6,286	-	30,543	26,277	-	290	-
1.30%	7	-	46,595	73,213	143,764	2,830	-	1,167,962
1.35%	3,397	13,808	-	60,710	26,930	-	490	-
1.40%	1,428	3,674	24,799	47,604	88,778	1,610	72	225,789
1.45%	4,182	9,478	-	49,614	44,178	-	469	-
1.50%	4,223	12,119	-	92,223	13,235	-	946	-
1.55%	25,379	52,833	-	291,041	82,490	-	2,174	-
1.60%	1,754	4,901	-	18,878	8,131	-	135	-
1.65%	5,274	21,501	-	92,790	39,554	-	215	-
1.70%	2,773	3,010	-	64,425	14,071	-	207	-
1.75%	12,837	42,699	-	645,966	84,264	-	1,844	-
1.80%	9,562	27,444	-	97,049	44,709	-	436	-
1.85%	945	5,620	-	37,896	14,888	-	221	-
1.90%	1,843	4,577	-	18,855	6,184	-	-	-
1.95%	11,267	7,075	-	94,431	19,384	-	36	-
2.00%	6,532	8,568	-	208,215	25,036	-	351	-
2.05%	746	8,801	-	33,437	10,625	-	91	-
2.10%	6,206	4,575	-	59,093	7,008	-	628	-
2.15%	6,958	7,732	-	161,916	11,057	-	27	-
2.20%	4,888	8,465	-	52,083	3,272	-	203	-
2.25%	414	2,278	-	44,567	15,821	-	-	-
2.30%	673	1,805	-	20,825	2,027	-	-	-
2.35%	677	2,993	-	337,446	44,102	-	578	-
2.40%	2,163	2,855	-	38,140	2,277	-	37	-
2.45%	2,311	2,959	-	18,155	5,440	-	63	-
2.50%	383	5,256	-	5,416	1,503	-	91	-
2.55%	1,100	3,560	-	29,813	476	-	-	-
2.60%	-	463	-	15,309	4,624	-	-	-
2.65%	358	-	-	2,838	-	-	-	-
2.70%	277	323	-	6,820	680	-	-	-
2.75%	873	3	-	4,437	109	-	-	-
2.80%	180	232	-	3,691	539	-	99	-
2.85%	-	-	-	228	7	-	-	-
2.90%	-	2	-	2,375	-	-	-	-
2.95%	-	159	-	489	37	-	-	-
3.00%	-	-	-	148	-	-	-	-
3.05%	-	-	-	185	-	-	-	-
3.10%	-	-	-	471	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	40	-	-	-	-
3.25%	-	-	-	61	-	-	-	-

Totals	$147,037	311,336	71,465	3,075,572	900,043	4,443	12,651	1,396,437

(Continued)

114

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	AMGP	AMINS	AMMCGS	AMTP	AMRS	AMFAS	AMSRS	OVMS

0.65%	$-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	15	-
0.80%	567	53	-	4,018	128	72	83	2,046
0.85%	-	-	-	-	-	-	21	-
0.95%	-	394	1,378	-	-	380	8,999	-
1.05%	-	226	2,289	-	-	152	7,422	-
1.10%	-	23,659	202	-	5,288	597	45,829	-
1.15%	-	255,076	18,532	-	25,439	6,507	461,080	-
1.20%	-	1,580	-	-	33	48	3,036	-
1.25%	-	15,362	9,216	-	4,156	3,093	28,650	-
1.30%	109,525	30,152	77	1,136,034	13,228	3,063	87,618	819,306
1.35%	-	58,671	-	-	13,779	1,978	106,409	-
1.40%	49,966	38,831	1,355	706,185	6,369	3,528	68,299	412,958
1.45%	-	45,272	14,474	-	7,847	4,436	83,422	-
1.50%	-	40,513	2,533	-	3,498	2,913	80,769	-
1.55%	-	260,250	19,743	-	31,777	10,997	423,529	-
1.60%	-	9,651	2,624	-	1,806	2,876	16,956	-
1.65%	-	72,455	9,193	-	10,359	6,561	151,259	-
1.70%	-	32,533	3,660	-	2,740	2,424	59,369	-
1.75%	-	651,204	4,969	-	27,977	10,267	1,137,184	-
1.80%	-	73,416	10,132	-	7,296	2,739	125,720	-
1.85%	-	24,395	4,529	-	2,838	1,499	45,548	-
1.90%	-	6,561	2,183	-	538	1,769	19,061	-
1.95%	-	88,956	2,238	-	6,864	5,748	145,093	-
2.00%	-	206,704	861	-	6,723	3,786	374,015	-
2.05%	-	22,294	2,616	-	2,915	2,505	50,751	-
2.10%	-	43,815	532	-	834	1,379	69,908	-
2.15%	-	165,648	1,016	-	11,277	2,115	287,210	-
2.20%	-	42,970	2,321	-	1,408	1,701	82,381	-
2.25%	-	48,189	746	-	1,891	274	109,855	-
2.30%	-	10,131	966	-	1,358	740	19,882	-
2.35%	-	391,193	41	-	6,521	1,655	806,438	-
2.40%	-	42,966	116	-	948	355	83,644	-
2.45%	-	19,122	348	-	1,400	24	39,205	-
2.50%	-	1,654	171	-	313	131	5,004	-
2.55%	-	30,638	-	-	633	45	64,535	-
2.60%	-	18,298	-	-	300	-	39,453	-
2.65%	-	1,002	-	-	-	-	1,939	-
2.70%	-	8,081	-	-	1	-	15,921	-
2.75%	-	3,213	-	-	-	-	4,988	-
2.80%	-	767	54	-	-	28	1,761	-
2.85%	-	249	-	-	-	-	515	-
2.90%	-	2,701	-	-	-	-	4,855	-
2.95%	-	397	-	-	24	-	662	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	230	-	-	-	-	387	-
3.10%	-	558	-	-	-	-	746	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	49	-	-	-	-	65	-
3.25%	-	78	-	-	-	-	189	-

Totals	$160,058	2,790,157	119,115	1,846,237	208,506	86,385	5,169,680	1,234,310

(Continued)

115

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	OVCAFS	OVGR	OVB	OVGS3	OVGS4	OVGS	OVGSS	OVHI3

0.65%	$-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	1,672	1,598	1,175	-	1,605	-	80
0.85%	-	-	-	-	-	-	-	-
0.95%	917	-	-	-	9,637	-	7	-
1.05%	934	-	-	-	7,693	-	224	-
1.10%	2,660	-	-	-	7,627	-	516	-
1.15%	125,403	-	-	-	235,897	-	34,323	-
1.20%	1,710	-	-	-	1,702	-	769	-
1.25%	39,753	-	-	-	51,608	-	37,264	-
1.30%	755	670,204	681,987	919,698	1,434	1,567,890	2,878	3,684
1.35%	25,371	-	-	-	104,796	-	-	-
1.40%	9,476	218,027	436,266	213,237	23,227	891,447	3,975	4,884
1.45%	49,955	-	-	-	79,487	-	14,919	-
1.50%	29,545	-	-	-	42,169	-	9,394	-
1.55%	117,742	-	-	-	168,345	-	34,690	-
1.60%	12,023	-	-	-	14,453	-	2,415	-
1.65%	59,218	-	-	-	88,994	-	18,955	-
1.70%	13,294	-	-	-	12,964	-	4,234	-
1.75%	82,835	-	-	-	112,977	-	7,366	-
1.80%	66,097	-	-	-	62,805	-	25,015	-
1.85%	21,648	-	-	-	23,715	-	7,568	-
1.90%	8,029	-	-	-	4,993	-	3,462	-
1.95%	17,757	-	-	-	20,361	-	1,618	-
2.00%	33,541	-	-	-	34,006	-	1,051	-
2.05%	32,062	-	-	-	7,152	-	2,958	-
2.10%	14,983	-	-	-	21,002	-	4,350	-
2.15%	24,990	-	-	-	11,329	-	1,526	-
2.20%	13,568	-	-	-	20,941	-	-	-
2.25%	14,826	-	-	-	2,351	-	152	-
2.30%	4,599	-	-	-	4,301	-	259	-
2.35%	16,694	-	-	-	2,198	-	-	-
2.40%	6,633	-	-	-	3,254	-	-	-
2.45%	3,597	-	-	-	170	-	-	-
2.50%	4,017	-	-	-	199	-	-	-
2.55%	1,826	-	-	-	-	-	-	-
2.60%	1,188	-	-	-	20	-	-	-
2.65%	40	-	-	-	352	-	-	-
2.70%	129	-	-	-	137	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	14	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	232	-	-	-	-	-	-	-
2.95%	48	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-

Totals	$858,109	889,903	1,119,851	1,134,110	1,182,296	2,460,942	219,888	8,648

(Continued)

116

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	OVHI4	OVHI	OVHIS	OVSC	OVSCS	OVGI	OVGIS	OVAG

0.65%	$-	-	-	-	27	-	78	-
0.75%	-	-	-	-	188	-	578	-
0.80%	-	58	-	168	-	189	-	569
0.85%	-	-	-	-	125	-	477	-
0.95%	361	-	2,289	-	1,598	-	1,207	-
1.05%	499	-	2,068	-	2,644	-	1,171	-
1.10%	97	-	770	-	24,592	-	54,419	-
1.15%	22,020	-	33,697	-	280,820	-	586,872	-
1.20%	-	-	871	-	1,773	-	4,459	-
1.25%	4,036	-	12,393	-	24,853	-	55,076	-
1.30%	-	3,448	-	40,263	2,878	210,145	7,214	135,480
1.35%	7,169	-	10,465	-	78,206	-	139,556	-
1.40%	9,427	829	8,020	10,846	29,830	56,073	67,888	26,305
1.45%	13,816	-	14,192	-	60,221	-	113,304	-
1.50%	4,727	-	6,175	-	52,939	-	115,432	-
1.55%	32,840	-	49,536	-	294,354	-	587,805	-
1.60%	1,248	-	4,018	-	17,313	-	27,125	-
1.65%	10,034	-	17,512	-	86,229	-	199,310	-
1.70%	637	-	6,463	-	38,984	-	96,511	-
1.75%	24,099	-	16,093	-	621,359	-	1,431,036	-
1.80%	11,018	-	31,685	-	102,670	-	208,148	-
1.85%	2,567	-	6,738	-	26,391	-	67,832	-
1.90%	1,590	-	2,560	-	9,840	-	22,209	-
1.95%	954	-	1,585	-	84,827	-	190,506	-
2.00%	8,212	-	12,375	-	188,808	-	486,403	-
2.05%	385	-	3,386	-	22,851	-	71,350	-
2.10%	762	-	7,168	-	55,920	-	94,499	-
2.15%	987	-	1,325	-	161,275	-	383,616	-
2.20%	1,428	-	5,686	-	39,596	-	98,871	-
2.25%	385	-	807	-	40,837	-	143,969	-
2.30%	141	-	111	-	9,124	-	20,829	-
2.35%	189	-	532	-	363,559	-	1,022,501	-
2.40%	944	-	-	-	39,568	-	99,891	-
2.45%	470	-	756	-	17,505	-	52,738	-
2.50%	-	-	-	-	1,798	-	4,940	-
2.55%	526	-	-	-	30,476	-	79,792	-
2.60%	-	-	-	-	16,551	-	51,760	-
2.65%	500	-	-	-	1,174	-	2,523	-
2.70%	285	-	123	-	7,545	-	21,533	-
2.75%	1,990	-	-	-	2,220	-	6,752	-
2.80%	2,263	-	-	-	1,008	-	2,529	-
2.85%	-	-	-	-	291	-	1,392	-
2.90%	-	-	-	-	2,373	-	5,963	-
2.95%	-	-	-	-	308	-	822	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	215	-	514	-
3.10%	-	-	-	-	455	-	899	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	39	-	78	-
3.25%	-	-	-	-	89	-	281	-

Totals	$166,606	4,335	259,399	51,277	2,846,246	266,407	6,632,658	162,354

(Continued)

117

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	PISVP1	PVGIB	PVTIGB	PVTVB	TRBCG2	TREI2	TRLT2	DSRG

0.65%	$-	-	-	-	41	-	-	-
0.75%	-	-	-	-	381	-	-	-
0.80%	-	-	-	-	301	460	296	2,234
0.85%	-	-	-	-	211	-	-	-
0.95%	4,909	-	-	-	538	950	348	-
1.05%	4,481	138	-	-	434	1,760	1,343	-
1.10%	-	481	-	-	26,981	7,919	5,584	-
1.15%	-	11,291	2,482	3,021	316,943	118,816	76,273	-
1.20%	-	-	-	-	1,825	982	588	-
1.25%	-	2,647	1,041	3,254	16,962	12,323	6,874	-
1.30%	-	-	-	-	57,300	94,660	36,133	576,367
1.35%	-	1,759	-	427	70,288	47,284	12,705	-
1.40%	-	323	1,236	86	58,362	46,512	18,282	172,045
1.45%	-	2,245	876	1,050	63,348	51,742	30,729	-
1.50%	-	2,587	1,865	852	53,544	31,193	15,227	-
1.55%	-	13,398	2,563	3,645	326,738	159,462	47,362	-
1.60%	-	1,398	60	220	13,631	9,485	5,059	-
1.65%	-	13,013	1,478	3,166	82,680	45,159	24,615	-
1.70%	-	1,422	902	527	48,358	16,099	13,955	-
1.75%	-	4,813	742	1,010	719,542	205,360	102,529	-
1.80%	-	4,131	1,951	1,022	89,980	45,516	17,010	-
1.85%	-	2,063	626	1,013	35,899	19,796	18,682	-
1.90%	-	712	-	191	8,833	2,297	3,298	-
1.95%	-	1,016	-	260	95,740	23,234	10,807	-
2.00%	-	2,922	185	1,741	224,244	31,668	27,374	-
2.05%	-	4,333	642	2,659	28,367	7,283	120,803	-
2.10%	-	2,361	89	123	52,703	27,172	19,063	-
2.15%	-	3,180	-	319	205,937	37,028	19,421	-
2.20%	-	387	-	198	52,935	23,573	17,193	-
2.25%	-	3,144	-	1,251	60,074	16,335	20,687	-
2.30%	-	447	-	755	12,311	4,513	1,706	-
2.35%	-	893	-	782	416,090	29,271	37,215	-
2.40%	-	359	419	43	54,088	1,982	4,439	-
2.45%	-	243	-	288	23,221	2,625	3,778	-
2.50%	-	578	-	429	2,970	1,577	236	-
2.55%	-	-	-	41	34,338	527	1,339	-
2.60%	-	391	-	407	19,049	2,612	7,127	-
2.65%	-	-	-	-	1,163	752	85	-
2.70%	-	-	-	201	9,416	893	244	-
2.75%	-	-	-	-	3,193	-	2,495	-
2.80%	-	96	-	66	1,236	2,512	659	-
2.85%	-	-	-	-	383	-	-	-
2.90%	-	-	-	-	2,831	5	1,503	-
2.95%	-	-	-	-	440	81	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	282	-	-	-
3.10%	-	-	-	-	583	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	50	-	-	-
3.25%	-	-	-	-	105	-	-	-

Totals	$9,390	82,771	17,157	29,047	3,294,869	1,131,418	733,066	750,646

(Continued)

118

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	VWBFR	VWBF	VWEMR	VWEM	VWHAR	VWHA	MSVFI	MSVF2

0.65%	$-	-	-	-	-	-	-	59
0.75%	-	-	-	-	-	-	-	459
0.80%	329	65	1,502	1,318	2,647	3,703	1	-
0.85%	-	-	-	-	-	-	-	414
0.95%	-	-	-	-	-	-	-	4,289
1.05%	-	-	-	-	-	-	-	3,259
1.10%	-	-	-	-	-	-	-	39,583
1.15%	-	-	-	-	-	-	-	364,805
1.20%	-	-	-	-	-	-	-	3,282
1.25%	-	-	-	-	-	-	-	30,108
1.30%	78,348	161,893	213,639	262,962	411,715	476,257	34,898	5,353
1.35%	-	-	-	-	-	-	-	85,146
1.40%	43,863	70,042	61,107	115,881	149,770	171,095	11,769	45,062
1.45%	-	-	-	-	-	-	-	73,081
1.50%	-	-	-	-	-	-	-	90,548
1.55%	-	-	-	-	-	-	-	337,446
1.60%	-	-	-	-	-	-	-	13,997
1.65%	-	-	-	-	-	-	-	119,519
1.70%	-	-	-	-	-	-	-	72,991
1.75%	-	-	-	-	-	-	-	944,013
1.80%	-	-	-	-	-	-	-	112,103
1.85%	-	-	-	-	-	-	-	42,614
1.90%	-	-	-	-	-	-	-	12,688
1.95%	-	-	-	-	-	-	-	122,180
2.00%	-	-	-	-	-	-	-	378,368
2.05%	-	-	-	-	-	-	-	46,187
2.10%	-	-	-	-	-	-	-	48,834
2.15%	-	-	-	-	-	-	-	247,557
2.20%	-	-	-	-	-	-	-	80,473
2.25%	-	-	-	-	-	-	-	148,867
2.30%	-	-	-	-	-	-	-	16,097
2.35%	-	-	-	-	-	-	-	948,184
2.40%	-	-	-	-	-	-	-	73,535
2.45%	-	-	-	-	-	-	-	45,648
2.50%	-	-	-	-	-	-	-	2,411
2.55%	-	-	-	-	-	-	-	69,241
2.60%	-	-	-	-	-	-	-	46,976
2.65%	-	-	-	-	-	-	-	1,573
2.70%	-	-	-	-	-	-	-	15,559
2.75%	-	-	-	-	-	-	-	6,780
2.80%	-	-	-	-	-	-	-	1,929
2.85%	-	-	-	-	-	-	-	670
2.90%	-	-	-	-	-	-	-	4,482
2.95%	-	-	-	-	-	-	-	445
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	949
3.10%	-	-	-	-	-	-	-	229
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	20
3.25%	-	-	-	-	-	-	-	297

Totals	$122,540	232,000	276,248	380,161	564,132	651,055	46,668	4,708,310

(Continued)

119

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	MSEM	MSEMB	MSVRE	MSVREB	VYDS	SVDF	WFVLCG	WFVMM

0.65%	$-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	26	-	6,303	-	-	524	-	-
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	-	7,188	-	-	-	-
1.05%	-	-	-	1,961	-	-	-	-
1.10%	-	337	-	5,001	-	-	-	-
1.15%	-	4,361	-	201,407	1,228	-	-	71
1.20%	-	-	-	670	-	-	-	-
1.25%	-	2,766	-	37,339	4,381	-	-	-
1.30%	54,719	-	880,894	1,008	-	519,064	-	-
1.35%	-	-	-	54,004	1,422	-	-	-
1.40%	22,532	249	431,943	15,601	-	193,976	-	807
1.45%	-	2,556	-	53,430	-	-	-	-
1.50%	-	4,572	-	35,173	1,168	-	-	-
1.55%	-	3,036	-	209,199	52	-	-	-
1.60%	-	243	-	12,918	531	-	-	-
1.65%	-	612	-	65,373	318	-	-	-
1.70%	-	352	-	21,228	151	-	-	-
1.75%	-	712	-	94,027	47	-	82	-
1.80%	-	1,689	-	90,079	718	-	-	-
1.85%	-	424	-	23,913	347	-	-	-
1.90%	-	430	-	10,254	-	-	287	-
1.95%	-	159	-	19,403	493	-	-	-
2.00%	-	1	-	35,245	-	-	204	-
2.05%	-	540	-	13,101	-	-	-	-
2.10%	-	1,217	-	23,839	889	-	582	-
2.15%	-	592	-	9,680	-	-	-	-
2.20%	-	-	-	19,819	-	-	1,115	-
2.25%	-	-	-	2,677	-	-	-	-
2.30%	-	-	-	4,053	-	-	-	-
2.35%	-	-	-	850	-	-	-	-
2.40%	-	-	-	1,935	-	-	-	-
2.45%	-	-	-	7,169	-	-	-	-
2.50%	-	-	-	259	-	-	-	-
2.55%	-	-	-	1,254	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	271	-	-	-	-
2.70%	-	-	-	124	-	-	-	-
2.75%	-	-	-	121	-	-	-	-
2.80%	-	-	-	5,050	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-

Totals	$77,277	24,848	1,319,140	1,084,623	11,745	713,564	2,270	878

(Continued)

120

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	SVOF	WFVSMV	WFVTRB

0.65%	$-	-	-
0.75%	-	-	-
0.80%	3,380	-	-
0.85%	-	-	-
0.95%	-	-	-
1.05%	-	-	-
1.10%	-	85	-
1.15%	-	-	266
1.20%	-	-	-
1.25%	-	2	-
1.30%	2,315,684	-	-
1.35%	-	-	-
1.40%	754,255	-	-
1.45%	-	-	-
1.50%	-	-	-
1.55%	-	-	-
1.60%	-	-	-
1.65%	-	-	-
1.70%	-	-	-
1.75%	-	-	-
1.80%	-	-	-
1.85%	-	-	-
1.90%	-	-	-
1.95%	-	-	-
2.00%	-	-	-
2.05%	-	-	-
2.10%	-	-	-
2.15%	-	-	-
2.20%	-	-	-
2.25%	-	-	-
2.30%	-	-	-
2.35%	-	-	-
2.40%	-	-	-
2.45%	-	-	-
2.50%	-	-	-
2.55%	-	-	-
2.60%	-	-	-
2.65%	-	-	-
2.70%	-	-	-
2.75%	-	-	-
2.80%	-	-	-
2.85%	-	-	-
2.90%	-	-	-
2.95%	-	-	-
3.00%	-	-	-
3.05%	-	-	-
3.10%	-	-	-
3.15%	-	-	-
3.20%	-	-	-
3.25%	-	-	-

Totals	$3,073,319	87	266

(Continued)

121

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2008 and 2007, total transfers to the Account from the fixed account were $311,309,289 and $276,423,047, respectively, and total transfers from the Account to the fixed account were $314,743,184 and $100,675,280, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $15,745,223 and $27,519,597 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2008 and 2007, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $36,092,569 and $1,508,866 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2008 and 2007, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

For Purchase Payment Credits made to All American Gold, Achiever, Future Venue, Elite Venue and Choice Venue II contracts, the Company contributed $3,684,202 and $5,763,519 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2008 and 2007, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

(4) Fair Value Measurement

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with SFAS 157, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets recorded at fair value as follows:

•
Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•
Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.

(Continued)

122

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2008:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$16,006,555,754	0	$16,006,555,754
Accounts Payable of $74,681 are measured at settlement value which approximates the fair value due to the short-term nature of such assets.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under SFAS 157.

(Continued)

123

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2008. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***

AIM VIF - Basic Value Fund - Series II (AVBV2)
2008	0.80 to	2.95	2,569,381	$5.12 to	7.08	$21,201,989	0.47%	-52.29% to	-53.33%
2007	0.80 to	2.95	2,902,901	10.74 to	15.16	50,651,888	0.35%	0.55% to	-1.64%
2006	0.95 to	2.95	3,021,464	14.14 to	15.42	52,769,013	0.12%	11.87% to	9.62%
2005	0.95 to	2.95	3,126,816	12.64 to	14.06	49,174,442	0.00%	4.43% to	2.33%
2004	0.95 to	2.80	2,372,812	12.11 to	13.78	35,865,728	0.00%	9.79% to	7.74%
AIM VIF - Capital Appreciation Fund - Series II (AVCA2)
2008	0.80 to	2.95	804,764	6.25 to	8.20	7,651,910	0.00%	-43.09% to	-44.32%
2007	0.80 to	2.95	1,044,738	10.99 to	14.72	17,629,535	0.00%	10.83% to	8.42%
2006	0.80 to	2.95	936,992	9.91 to	13.58	14,402,186	0.00%	-0.88% to	2.94	%(a)
2005	0.95 to	2.95	783,186	12.18 to	13.19	11,580,313	0.00%	7.55% to	5.38%
2004	0.95 to	2.85	995,122	11.33 to	12.54	13,783,771	0.00%	5.32% to	3.30%
AIM VIF - Capital Development Fund - Series II (AVCD2)
2008	0.80 to	3.00	1,176,724	5.82 to	9.35	12,813,434	0.00%	-47.55% to	-48.72%
2007	0.80 to	3.00	1,288,902	11.09 to	18.24	27,002,291	0.00%	9.66% to	7.21%
2006	0.80 to	3.00	1,088,041	10.12 to	17.01	20,992,339	0.00%	1.15% to	12.78	%(a)
2005	0.95 to	3.00	938,234	13.62 to	15.09	15,894,114	0.00%	8.23% to	6.00%
2004	0.95 to	2.70	681,736	12.59 to	15.48	10,765,387	0.00%	14.17% to	12.16%
Alger American Balanced Portfolio - Class S (ALBS)
2008	0.95 to	1.45	18,716	9.29 to	9.04	173,104	0.00%	-32.55% to	-32.89%
2007	0.95 to	1.45	23,143	13.77 to	13.47	317,270	0.00%	13.39% to	12.82%
2006	0.95 to	1.45	19,445	12.14 to	11.94	235,534	0.81%	3.47% to	2.95%
2005	0.95 to	1.45	37,454	11.73 to	11.60	439,160	1.78%	7.13% to	6.59%
2004	0.95 to	1.45	11,877	10.95 to	10.88	129,991	1.97%	3.28% to	2.76%
Alger American Mid Cap Growth Portfolio - Class S (ALMCS)
2008	0.95 to	1.45	35,463	7.60 to	7.40	267,952	0.00%	-58.87% to	-59.08%
2007	0.95 to	1.80	52,160	18.48 to	17.80	958,371	0.00%	30.02% to	28.90%
2006	0.95 to	1.80	42,969	14.21 to	13.81	608,077	0.00%	8.84% to	7.91%
2005	0.95 to	1.80	31,739	13.06 to	12.80	413,029	0.00%	8.50% to	7.57%
2004	0.95 to	1.45	17,910	12.03 to	11.95	215,064	0.00%	11.69% to	11.13%
AllianceBernstein VPS - Growth and Income Portfolio - Class B (ALVGIB)
2008	0.95 to	2.80	891,778	8.92 to	8.95	9,367,499	1.77%	-41.26% to	-42.36%
2007	0.95 to	2.90	1,095,470	15.18 to	15.45	19,731,218	1.22%	3.86% to	1.80%
2006	0.95 to	2.90	1,318,088	14.62 to	15.18	23,041,761	1.14%	15.88% to	13.60%
2005	0.95 to	2.90	1,458,592	12.61 to	13.36	22,196,589	1.24%	3.60% to	1.57%
2004	0.95 to	2.90	1,632,039	12.17 to	13.15	24,059,143	0.88%	10.17% to	8.00%
AllianceBernstein VPS - Small-Mid Cap Value Portfolio - Class B (ALVSVB)
2008	0.80 to	2.80	934,857	6.22 to	11.08	11,843,636	0.28%	-37.79% to	-37.55	%(a)
2007	0.95 to	2.40	394,975	16.31 to	19.59	7,812,720	0.80%	0.56% to	-0.92%
2006	0.95 to	2.40	436,802	16.22 to	19.77	8,743,128	0.23%	13.12% to	11.47%
2005	0.95 to	2.40	472,597	14.34 to	17.73	8,416,951	0.55%	5.62% to	4.08%
2004	0.95 to	2.70	497,373	13.58 to	16.94	8,511,826	0.09%	17.94% to	15.86%
American Century VP - Balanced Fund - Class I (ACVB)
2008	0.80 to	1.40	2,314,333	16.32 to	17.59	43,388,355	2.68%	-20.97% to	-21.45%
2007	0.80 to	1.40	2,885,081	20.65 to	22.39	68,694,053	2.18%	4.09% to	3.46%
2006	0.80 to	1.40	3,544,356	19.84 to	21.64	81,354,666	1.99%	8.74% to	8.09%
2005	0.80 to	1.40	4,467,709	18.24 to	20.02	94,404,446	1.89%	4.10% to	3.47%
2004	0.80 to	1.40	5,476,571	17.53 to	19.35	111,421,119	1.68%	8.90% to	8.24%
American Century VP - Capital Appreciation Fund - Class I (ACVCA)
2008	0.80 to	1.40	2,882,462	11.93 to	14.27	70,456,060	0.00%	-46.62% to	-46.94%
2007	0.80 to	1.40	3,530,839	22.34 to	26.89	159,958,937	0.00%	44.63% to	43.75%
2006	0.80 to	1.40	3,982,752	15.45 to	18.71	124,686,439	0.00%	16.28% to	15.58%
2005	0.80 to	1.40	4,837,975	13.28 to	16.19	129,211,185	0.00%	21.09% to	20.36%
2004	0.80 to	1.40	5,652,516	10.97 to	13.45	124,449,595	0.00%	6.72% to	6.08%
(Continued)

124

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***

American Century VP - Income & Growth Fund - Class I (ACVIG)
2008	0.80 to	1.40	1,902,498	$9.15 to	8.57	$16,446,480	2.09%	-35.11% to	-35.50%
2007	0.80 to	1.40	2,391,422	14.09 to	13.29	32,022,315	1.98%	-0.87% to	-1.47%
2006	0.80 to	1.40	2,937,946	14.22 to	13.49	39,889,470	1.85%	16.15% to	15.45%
2005	0.80 to	1.40	3,657,933	12.24 to	11.69	42,972,046	2.07%	3.80% to	3.17%
2004	0.80 to	1.40	4,654,910	11.79 to	11.33	52,942,168	1.40%	12.09% to	11.41%
American Century VP - Income & Growth Fund - Class II (ACVIG2)
2008	0.95 to	2.85	602,251	9.57 to	7.88	6,525,719	1.80%	-35.35% to	-36.67%
2007	0.95 to	2.85	727,674	14.80 to	12.45	12,216,196	1.71%	-1.38% to	-3.23%
2006	0.95 to	2.85	861,606	15.01 to	12.86	14,784,058	1.57%	15.71% to	13.54%
2005	0.95 to	2.85	974,803	12.97 to	11.33	14,596,589	1.77%	3.53% to	1.59%
2004	0.95 to	2.85	964,870	12.53 to	11.15	14,094,019	1.13%	11.50% to	9.46%
American Century VP - Inflation Protection Fund - Class II (ACVIP2)
2008	0.75 to	3.05	10,709,237	10.07 to	10.32	120,944,215	4.72%	-2.33% to	-4.59%
2007	0.80 to	3.05	6,820,642	11.89 to	10.81	79,613,998	4.31%	8.61% to	6.14%
2006	0.80 to	3.00	6,878,406	10.94 to	10.21	74,548,587	3.41%	0.78% to	-1.45%
2005	0.80 to	3.00	7,317,685	10.86 to	10.36	79,291,554	4.66%	0.75% to	-1.48%
2004	0.80 to	3.00	5,306,858	10.78 to	10.51	57,508,773	3.39%	4.96% to	2.64%
American Century VP - International Fund - Class I (ACVI)
2008	0.80 to	1.40	1,852,745	15.27 to	14.16	26,470,256	0.84%	-45.27% to	-45.60%
2007	0.80 to	1.40	2,292,787	27.90 to	26.02	60,157,680	0.72%	17.11% to	16.40%
2006	0.80 to	1.40	2,905,577	23.82 to	22.36	65,448,602	1.67%	24.03% to	23.28%
2005	0.80 to	1.40	3,664,642	19.21 to	18.13	66,905,080	1.18%	12.35% to	11.67%
2004	0.80 to	1.40	4,655,031	17.10 to	16.24	76,046,364	0.57%	14.00% to	13.32%
American Century VP - International Fund - Class II (ACVI2)
2008	0.95 to	2.15	128,519	11.38 to	12.17	1,624,402	0.67%	-45.42% to	-46.09%
2007	0.95 to	2.15	152,551	20.85 to	22.58	3,551,239	0.56%	16.79% to	15.37%
2006	0.95 to	2.15	167,745	17.86 to	19.57	3,361,447	1.45%	23.56% to	22.07%
2005	0.95 to	2.15	187,627	14.45 to	16.03	3,059,229	1.01%	12.03% to	10.68%
2004	0.95 to	2.15	218,350	12.90 to	14.48	3,195,978	0.49%	13.68% to	12.31%
American Century VP - International Fund - Class III (ACVI3)
2008	0.80 to	1.40	1,568,771	10.15 to	9.75	15,380,530	0.83%	-45.27% to	-45.60%
2007	0.80 to	1.40	1,893,113	18.55 to	17.92	34,085,680	0.70%	17.11% to	16.40%
2006	0.80 to	1.40	2,121,586	15.84 to	15.40	32,787,298	1.62%	24.03% to	23.28%
2005	0.80 to	1.40	2,307,236	12.77 to	12.49	28,896,626	1.13%	12.20% to	11.52%
2004	0.80 to	1.40	2,469,324	11.38 to	11.20	27,706,844	0.54%	14.16% to	13.47%
American Century VP - International Fund - Class IV (ACVI4)
2008	0.95 to	2.80	943,918	9.95 to	9.11	9,133,453	0.68%	-45.47% to	-46.50%
2007	0.95 to	2.80	1,081,252	18.24 to	17.03	19,305,697	0.42%	16.77% to	14.58%
2006	0.95 to	2.65	741,894	15.62 to	14.92	11,421,722	1.45%	23.68% to	21.57%
2005	0.95 to	2.65	771,337	12.63 to	12.27	9,654,221	0.89%	11.90% to	9.99%
2004	0.95 to	2.30	493,520	11.29 to	11.19	5,550,929	0.00%	12.89% to	11.87	%(a) (b)
American Century VP - Mid Cap Value Fund - Class I (ACVMV1)
2008	0.80 to	1.40	566,200	8.07 to	7.94	4,504,507	0.09%	-24.95% to	-25.41%
2007	0.80 to	1.40	544,568	10.75 to	10.64	5,803,553	0.95%	-3.09% to	-3.68%
2006	0.80 to	1.40	299,448	11.09 to	11.05	3,310,661	1.20%	10.94% to	10.50	%(a) (b)
American Century VP - Mid Cap Value Fund - Class II (ACVMV2)
2008	0.75 to	2.90	2,949,866	7.51 to	8.99	27,697,339	0.09%	-25.08% to	-26.70%
2007	1.10 to	2.90	2,191,006	12.88 to	12.26	27,830,212	0.66%	-3.50% to	-5.27%
2006	1.10 to	2.90	1,253,439	13.35 to	12.95	16,593,330	0.67%	18.91% to	16.75%
2005	1.15 to	2.90	483,218	11.22 to	11.09	5,404,126	1.28%	12.21% to	10.89	%(a) (b)
American Century VP - Ultra(R) Fund - Class I (ACVU1)
2008	0.80 to	1.40	259,464	7.37 to	7.08	1,847,004	0.00%	-41.95% to	-42.30%
2007	0.80 to	1.40	371,822	12.70 to	12.27	4,581,136	0.00%	20.04% to	19.31%
2006	0.80 to	1.40	423,522	10.58 to	10.28	4,369,846	0.00%	-4.05% to	-4.63%
2005	0.80 to	1.40	704,273	11.02 to	10.78	7,610,398	0.00%	1.35% to	0.74%
2004	0.80 to	1.40	671,844	10.88 to	10.70	7,201,616	0.00%	9.79% to	9.13%
American Century VP - Ultra(R) Fund - Class II (ACVU2)
2008	0.95 to	2.90	868,516	7.82 to	7.74	7,868,731	0.00%	-42.20% to	-43.34%
2007	0.95 to	2.90	1,079,627	13.53 to	13.65	17,056,680	0.00%	19.69% to	17.32%
2006	0.95 to	2.90	1,132,582	11.31 to	11.64	15,069,024	0.00%	-4.30% to	-6.18%
2005	0.95 to	2.90	1,111,532	11.82 to	12.40	15,585,166	0.00%	1.01% to	-0.97%
2004	0.95 to	2.85	833,172	11.70 to	12.54	11,612,690	0.00%	9.54% to	7.44%
(Continued)

125

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***

American Century VP - Value Fund - Class I (ACVV)
2008	0.80 to	1.40	3,763,741	$17.94 to	16.68	$63,351,622	2.53%	-27.36% to	-27.80%
2007	0.80 to	1.40	4,831,480	24.70 to	23.10	112,542,386	1.78%	-5.90% to	-6.47%
2006	0.80 to	1.40	6,165,160	26.25 to	24.70	153,403,265	1.35%	17.71% to	17.00%
2005	0.80 to	1.40	7,260,905	22.30 to	21.11	154,247,554	0.93%	4.20% to	3.57%
2004	0.80 to	1.40	8,834,706	21.40 to	20.39	181,034,811	1.06%	13.42% to	12.73%
American Century VP - Value Fund - Class II (ACVV2)
2008	0.75 to	2.95	5,916,904	7.31 to	10.41	72,299,440	2.22%	-27.35% to	-28.97%
2007	0.95 to	2.95	5,881,576	14.49 to	14.65	99,951,941	1.51%	-6.21% to	-8.12%
2006	0.95 to	2.95	5,699,037	15.45 to	15.95	104,054,486	1.05%	17.34% to	14.98%
2005	0.95 to	2.95	4,664,738	13.16 to	13.87	73,014,202	0.59%	3.86% to	1.77%
2004	0.95 to	2.80	2,735,693	12.67 to	13.66	41,571,673	0.53%	13.09% to	10.98%
American Century VP - Vista(SM) Fund - Class I (ACVVS1)
2008	0.80 to	1.40	560,487	6.77 to	6.66	3,740,623	0.00%	-49.04% to	-49.34%
2007	0.80 to	1.40	951,361	13.28 to	13.14	12,519,496	0.00%	38.65% to	37.81%
2006	1.30 to	1.40	15,762	9.54 to	9.54	150,403	0.00%	-4.56% to	-4.63	%(a) (b)
American Century VP - Vista(SM) Fund - Class II (ACVVS2)
2008	0.95 to	2.80	1,499,857	6.31 to	8.04	12,523,097	0.00%	-49.20% to	-50.15%
2007	0.95 to	2.80	2,291,468	12.42 to	16.13	37,937,432	0.00%	24.25% to	35.61	%(a)
2006	1.10 to	2.90	242,388	12.25 to	11.88	2,936,912	0.00%	7.68% to	5.73%
2005	1.10 to	2.90	106,490	11.37 to	11.23	1,205,764	0.00%	13.72% to	12.35	%(a) (b)
American Funds IS - Growth Fund - Class 1 (AFGF)
2008	1.30		185,887	47.67		8,860,655	1.05%	-44.56%
2007	1.30		204,499	85.98		17,582,665	0.98%	11.17%
2006	1.30		243,531	77.34		18,835,011	0.92%	9.05%
2005	1.30		304,890	70.93		21,624,645	0.86%	14.99%
2004	1.30		328,214	61.68		20,244,087	0.35%	11.28%
American Funds IS - High Income Bond Fund - Class 1 (AFHY)
2008	1.30		42,363	30.60		1,296,441	5.45%	-24.74%
2007	1.30		35,586	40.66		1,446,977	10.75%	0.29%
2006	1.30		35,506	40.54		1,439,550	4.68%	9.45%
2005	1.30		51,290	37.04		1,899,949	5.71%	1.13%
2004	1.30		56,446	36.63		2,067,573	5.70%	8.40%
American Funds IS - U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)
2008	1.30		48,345	31.42		1,519,125	3.08%	6.44%
2007	1.30		49,215	29.52		1,452,853	7.14%	5.43%
2006	1.30		62,699	28.00		1,755,517	3.68%	2.60%
2005	1.30		88,729	27.29		2,421,277	3.90%	1.37%
2004	1.30		91,982	26.92		2,476,082	4.87%	2.24%
Charles Schwab Money Market Portfolio (CHSMM)
2008	0.75 to	1.85	2,367,841	10.18 to	10.52	25,748,263	2.08%	1.35% to	0.23%
2007	0.95 to	1.85	2,030,093	10.92 to	10.50	22,118,985	4.51%	3.74% to	2.79%
2006	0.95 to	1.85	1,650,023	10.53 to	10.21	17,343,382	4.15%	3.61% to	2.67%
2005	0.95 to	1.90	1,114,003	10.16 to	9.94	11,301,111	3.00%	1.77% to	0.80%
2004	0.95 to	1.85	438,727	9.98 to	9.86	4,373,727	0.96%	-0.06% to	-0.96%
Credit Suisse Trust - Global Small Cap Portfolio (WVCP)
2008	0.80 to	1.40	184,626	8.13 to	7.56	1,407,276	1.73%	-47.18% to	-47.50%
2007	0.80 to	1.40	219,613	15.39 to	14.39	3,186,083	0.00%	-4.73% to	-5.31%
2006	0.80 to	1.40	285,608	16.15 to	15.20	4,372,655	0.00%	12.30% to	11.62%
2005	0.80 to	1.40	377,164	14.38 to	13.62	5,168,448	0.00%	15.22% to	14.52%
2004	0.80 to	1.40	509,005	12.48 to	11.89	6,084,949	0.00%	17.05% to	16.34%
Credit Suisse Trust - International Focus Portfolio (WIEP)
2008	0.80 to	1.40	1,761,884	10.95 to	10.40	18,463,105	1.68%	-41.51% to	-41.86%
2007	0.80 to	1.40	2,123,568	18.72 to	17.89	38,252,943	1.05%	15.66% to	14.96%
2006	0.80 to	1.40	2,629,775	16.18 to	15.57	41,181,190	0.99%	17.71% to	17.00%
2005	0.80 to	1.40	3,268,498	13.75 to	13.30	43,719,660	0.84%	16.50% to	15.80%
2004	0.80 to	1.40	4,168,927	11.80 to	11.49	48,123,003	0.93%	13.82% to	13.14%
Credit Suisse Trust - Small Cap Core I Portfolio (WSCP)
2008	0.80 to	1.40	2,973,366	10.80 to	11.11	33,357,355	0.08%	-35.12% to	-35.52%
2007	0.80 to	1.40	3,619,869	16.65 to	17.24	62,919,860	0.00%	-1.63% to	-2.23%
2006	0.80 to	1.40	4,550,318	16.92 to	17.63	80,816,137	0.00%	3.93% to	3.30%
2005	0.80 to	1.40	5,728,799	16.28 to	17.07	98,399,267	0.00%	-3.46% to	-4.04%
2004	0.80 to	1.40	7,254,068	16.86 to	17.78	129,733,218	0.00%	9.98% to	9.32%
(Continued)

126

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Dreyfus IP - Small Cap S tock Index Portfolio - Service Class (DVSCS)
2008	0.80 to	2.80	2,849,922	$10.29 to	11.82	$34,819,726	0.81%	-31.47% to	-32.85%
2007	0.80 to	2.70	2,789,752	15.01 to	19.17	49,316,620	0.40%	-1.45% to	-3.35%
2006	0.80 to	2.50	3,003,653	15.23 to	20.00	53,124,303	0.42%	13.50% to	11.56%
2005	0.80 to	2.50	3,454,461	13.42 to	17.92	52,798,571	0.00%	6.38% to	4.56%
2004	0.80 to	2.70	3,662,793	12.62 to	17.08	50,846,240	0.46%	20.91% to	18.60%
Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)
2008	0.80 to	1.40	11,829,308	16.87 to	19.97	239,007,065	2.04%	-37.64% to	-38.02%
2007	0.80 to	1.40	14,260,866	27.05 to	32.22	464,467,374	1.71%	4.41% to	3.77%
2006	0.80 to	1.40	17,471,027	25.91 to	31.05	547,761,774	1.59%	14.58% to	13.89%
2005	0.80 to	1.40	21,479,216	22.61 to	27.26	590,648,682	1.54%	3.86% to	3.23%
2004	0.80 to	1.40	27,047,637	21.77 to	26.41	719,718,796	1.71%	9.76% to	9.09%
Dreyfus Stock Index Fund, Inc. - Service Class (DSIFS)
2008	0.95 to	2.85	6,903,789	9.20 to	9.08	73,597,957	1.77%	-37.92% to	-39.11%
2007	0.95 to	2.90	7,232,672	14.82 to	14.87	124,891,794	1.53%	3.99% to	1.93%
2006	0.95 to	2.90	7,034,417	14.25 to	14.59	117,546,992	1.41%	14.11% to	11.87%
2005	0.95 to	3.00	6,341,787	12.49 to	13.00	93,210,382	1.41%	3.44% to	1.31%
2004	0.95 to	3.00	5,049,202	12.07 to	12.84	72,127,749	1.74%	9.30% to	7.04%
Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)
2008	0.80 to	1.40	2,251,894	11.90 to	11.10	25,206,414	2.03%	-30.12% to	-30.54%
2007	0.80 to	1.40	2,667,862	17.02 to	15.98	42,947,989	1.61%	6.27% to	5.62%
2006	0.80 to	1.40	3,227,567	16.02 to	15.12	49,149,665	1.58%	15.55% to	14.85%
2005	0.80 to	1.40	4,029,605	13.86 to	13.17	53,378,443	0.02%	3.55% to	2.92%
2004	0.80 to	1.40	4,990,800	13.39 to	12.79	64,177,831	1.53%	4.21% to	3.58%
Dreyfus VIF - Appreciation Portfolio - Service Class (DCAPS)
2008	0.75 to	3.00	1,678,407	7.12 to	9.45	18,482,018	1.65%	-30.25% to	-31.83%
2007	0.95 to	3.00	1,388,567	14.34 to	13.87	22,154,594	1.41%	5.83% to	3.63%
2006	0.95 to	3.00	1,641,093	13.55 to	13.38	24,926,948	1.35%	15.11% to	12.73%
2005	0.95 to	3.00	1,814,647	11.77 to	11.87	24,136,811	0.00%	3.13% to	1.00%
2004	0.95 to	2.85	1,357,385	11.42 to	11.78	17,648,287	2.09%	3.80% to	1.81%
Dreyfus VIF - Developing Leaders Portfolio - Service Class (DVDLS)
2008	0.95 to	2.40	145,489	6.85 to	8.11	1,231,064	0.56%	-38.36% to	-39.27%
2007	0.95 to	2.40	189,656	11.12 to	13.35	2,613,330	0.53%	-12.13% to	-13.42%
2006	0.95 to	2.40	278,075	12.65 to	15.42	4,374,516	0.17%	2.54% to	1.04%
2005	0.95 to	2.40	339,465	12.34 to	15.26	5,241,910	0.00%	4.56% to	3.03%
2004	0.95 to	2.40	327,297	11.80 to	14.81	4,907,676	0.00%	9.99% to	8.38%
Dreyfus VIF - Growth and Income Portfolio - Initial Class (DGI)
2008	0.80 to	1.40	1,549,201	9.69 to	9.01	14,086,099	0.63%	-40.89% to	-41.25%
2007	0.80 to	1.40	1,896,207	16.40 to	15.34	29,317,204	0.75%	7.57% to	6.92%
2006	0.80 to	1.40	2,372,008	15.25 to	14.35	34,268,064	0.76%	13.60% to	12.91%
2005	0.80 to	1.40	2,832,165	13.42 to	12.71	36,194,164	1.29%	2.53% to	1.91%
2004	0.80 to	1.40	3,540,729	13.09 to	12.47	44,355,941	1.18%	6.61% to	5.96%
Federated IS - American Leaders Fund II - Service Class (FALFS)
2008	0.95 to	2.75	95,239	8.54 to	8.54	900,294	1.53%	-34.59% to	-35.78%
2007	0.95 to	2.75	123,768	13.06 to	13.30	1,796,271	1.29%	-10.72% to	-12.36%
2006	0.95 to	2.75	147,270	14.63 to	15.17	2,411,405	1.22%	15.38% to	13.29%
2005	0.95 to	2.75	177,529	12.68 to	13.39	2,536,537	1.27%	3.78% to	1.90%
2004	1.15 to	2.75	191,712	14.45 to	13.14	2,665,097	1.22%	8.24% to	6.49%
Federated IS - Capital Appreciation Fund II - Service Class (FCA2S)
2008	0.95 to	2.55	173,986	10.15 to	10.97	1,971,709	0.02%	-30.34% to	-31.46%
2007	0.95 to	3.15	192,944	14.57 to	14.35	3,164,519	0.55%	8.59% to	6.17%
2006	0.95 to	3.15	212,094	13.42 to	13.52	3,225,966	0.53%	14.69% to	12.15%
2005	1.05 to	3.15	236,710	11.67 to	12.06	3,170,136	0.84%	0.63% to	-1.50%
2004	1.05 to	3.15	262,174	11.60 to	12.24	3,512,976	0.53%	5.99% to	3.74%
Federated IS - Market Opportunity Fund II - Service Class (FVMOS)
2008	0.80 to	2.80	918,459	9.94 to	9.41	8,951,034	1.07%	-1.66% to	-3.64%
2007	0.80 to	2.35	295,662	10.10 to	9.84	2,944,941	1.37%	-2.28% to	-3.81%
2006	1.15 to	2.30	326,855	10.32 to	10.24	3,358,443	0.00%	3.16% to	2.37	%(a) (b)
Federated IS - Quality Bond Fund II - Primary Class (FQB)
2008	0.80 to	1.40	1,061,286	11.42 to	10.97	11,701,500	5.61%	-8.03% to	-8.59%
2007	0.80 to	1.40	1,330,368	12.42 to	12.00	16,034,879	4.53%	4.54% to	3.90%
2006	0.80 to	1.40	1,361,037	11.88 to	11.55	15,768,662	4.34%	3.32% to	2.70%
2005	0.80 to	1.40	1,866,157	11.50 to	11.25	21,031,569	3.80%	0.49% to	-0.12%
2004	0.80 to	1.40	2,208,926	11.44 to	11.26	24,906,332	4.23%	2.79% to	2.17%
(Continued)

127

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Federated IS - Quality Bond Fund II - Service Class (FQBS)
2008	0.95 to	2.95	4,844,381	$10.31 to	9.04	$48,257,499	4.88%	-8.43% to	-10.28%
2007	0.95 to	2.95	5,168,222	11.26 to	10.07	56,663,144	4.31%	4.14% to	2.02%
2006	0.95 to	2.95	4,875,943	10.81 to	9.88	51,727,060	3.80%	2.94% to	0.86%
2005	0.95 to	2.95	4,648,453	10.51 to	9.79	48,245,065	3.29%	0.03% to	-1.98%
2004	0.95 to	2.85	3,548,586	10.50 to	10.78	37,072,244	3.23%	2.34% to	0.39%
Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FEIP)
2008	0.80 to	1.40	13,248,157	15.48 to	19.11	363,508,408	2.28%	-43.11% to	-43.46%
2007	0.80 to	1.40	16,421,321	27.21 to	33.80	788,830,764	1.74%	0.71% to	0.10%
2006	0.80 to	1.40	19,837,866	27.02 to	33.76	941,295,561	3.26%	19.23% to	18.52%
2005	0.80 to	1.40	24,111,620	22.66 to	28.49	951,276,572	1.68%	5.02% to	4.39%
2004	0.80 to	1.40	29,628,395	21.58 to	27.29	1,103,365,925	1.58%	10.64% to	9.97%
Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FEI2)
2008	0.95 to	2.95	9,142,932	5.37 to	8.75	93,902,730	2.22%	-43.36% to	-44.50%
2007	0.95 to	2.95	9,650,205	9.48 to	15.76	176,168,699	1.71%	-5.21% to	-1.73	%(a)
2006	1.10 to	2.95	9,285,688	18.74 to	16.04	170,040,794	2.92%	18.61% to	16.40%
2005	1.10 to	2.95	8,101,371	15.80 to	13.78	125,643,989	1.28%	4.41% to	2.47%
2004	1.10 to	2.95	6,134,314	15.13 to	13.45	91,285,573	0.82%	10.01% to	7.95%
Fidelity(R) VIP - Growth Portfolio - Initial Class (FGP)
2008	0.80 to	1.40	10,315,116	12.59 to	16.23	326,253,847	0.76%	-47.59% to	-47.91%
2007	0.80 to	1.40	12,473,199	24.02 to	31.16	745,751,636	0.84%	25.94% to	25.18%
2006	0.80 to	1.40	15,379,782	19.07 to	24.89	723,221,795	0.41%	6.00% to	5.36%
2005	0.80 to	1.40	19,493,494	17.99 to	23.63	851,535,193	0.51%	4.95% to	4.32%
2004	0.80 to	1.40	24,907,685	17.14 to	22.65	1,021,303,176	0.28%	2.55% to	1.93%
Fidelity(R) VIP - Growth Portfolio - Service Class 2 (FG2)
2008	0.85 to	3.00	3,750,535	5.40 to	8.19	36,441,386	0.53%	-47.76% to	-48.89%
2007	0.95 to	3.00	4,763,730	11.90 to	16.02	89,331,698	0.32%	19.02% to	22.84	%(a)
2006	1.10 to	3.00	3,396,781	15.59 to	13.04	51,229,656	0.16%	5.40% to	3.38%
2005	1.10 to	3.00	3,421,593	14.79 to	12.61	49,127,180	0.25%	4.35% to	2.35%
2004	1.10 to	2.85	3,015,154	14.17 to	12.36	41,622,162	0.09%	1.99% to	0.18%
Fidelity(R) VIP - High Income Portfolio - Initial Class (FHIP)
2008	0.80 to	1.40	3,333,874	11.05 to	11.77	56,114,072	7.80%	-25.59% to	-26.04%
2007	0.80 to	1.40	4,420,785	14.84 to	15.91	100,020,943	6.64%	1.96% to	1.34%
2006	0.80 to	1.40	7,076,863	14.56 to	15.70	153,544,649	7.13%	10.35% to	9.68%
2005	0.80 to	1.40	8,818,397	13.19 to	14.31	171,137,153	14.50%	1.88% to	1.27%
2004	0.80 to	1.40	12,101,014	12.95 to	14.13	228,193,033	8.17%	8.72% to	8.06%
Fidelity(R) VIP - High Income Portfolio - Initial Class R (FHIPR)
2008	0.80 to	1.40	1,960,090	7.33 to	7.26	14,240,462	8.85%	-25.48% to	-25.94%
2007	0.80 to	1.40	1,244,598	9.84 to	9.80	12,199,909	16.76%	-1.62% to	-2.02	%(a) (b)
Fidelity(R) VIP - Overseas Portfolio - Initial Class (FOP)
2008	0.80 to	1.40	3,742,007	14.72 to	14.79	68,743,113	2.41%	-44.26% to	-44.59%
2007	0.80 to	1.40	4,559,645	26.41 to	26.69	150,451,052	3.32%	16.37% to	15.66%
2006	0.80 to	1.40	5,556,872	22.70 to	23.07	158,028,879	0.90%	17.14% to	16.43%
2005	0.80 to	1.40	6,764,235	19.38 to	19.82	164,441,055	0.66%	18.10% to	17.38%
2004	0.80 to	1.40	8,332,810	16.41 to	16.88	172,049,779	1.18%	12.73% to	12.05%
Fidelity(R) VIP - Overseas Portfolio - Initial Class R (FOPR)
2008	0.80 to	1.40	3,203,770	11.16 to	10.72	34,538,550	2.39%	-44.26% to	-44.60%
2007	0.80 to	1.40	3,885,215	20.03 to	19.35	75,531,894	3.35%	16.41% to	15.70%
2006	0.80 to	1.40	4,321,249	17.20 to	16.72	72,538,615	0.89%	17.08% to	16.37%
2005	0.80 to	1.40	4,309,892	14.69 to	14.37	62,111,628	0.64%	18.16% to	17.45%
2004	0.80 to	1.40	4,483,379	12.44 to	12.24	54,961,518	1.04%	12.68% to	12.00%
Fidelity(R) VIP - Overseas Portfolio - Service Class 2 (FO2)
2008	1.10 to	2.30	286,835	14.61 to	13.60	4,029,619	2.20%	-44.58% to	-45.25%
2007	1.10 to	2.30	341,789	26.35 to	24.83	8,701,501	2.94%	15.76% to	14.35%
2006	1.10 to	2.30	395,811	22.77 to	21.72	8,723,911	0.71%	16.48% to	15.07%
2005	1.10 to	2.30	445,790	19.55 to	18.87	8,474,142	0.53%	17.48% to	16.06%
2004	1.10 to	2.35	579,313	16.64 to	16.25	9,439,417	1.00%	12.07% to	10.65%
Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R (FO2R)
2008	0.95 to	2.85	3,739,265	5.90 to	8.93	35,540,446	2.29%	-44.48% to	-45.55%
2007	0.95 to	2.80	4,158,503	10.63 to	16.43	71,506,434	3.02%	6.30% to	13.77	%(a)
2006	1.10 to	2.65	3,262,947	15.12 to	14.50	48,966,115	0.68%	16.52% to	14.70%
2005	1.10 to	2.75	2,671,311	12.98 to	12.62	34,592,870	0.39%	17.44% to	15.49%
2004	1.10 to	2.75	1,455,683	11.05 to	10.93	16,113,454	0.00%	10.51% to	9.29	%(a) (b)
(Continued)

128

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class (FAMP)
2008	0.80 to	1.40	6,966,315	$16.13 to	15.62	$160,712,631	2.43%	-29.29% to	-29.72%
2007	0.80 to	1.40	8,375,163	22.81 to	22.23	272,815,879	6.05%	14.58% to	13.88%
2006	0.80 to	1.40	10,118,900	19.91 to	19.52	286,791,929	2.82%	6.46% to	5.82%
2005	0.80 to	1.40	12,409,816	18.70 to	18.45	329,413,384	2.78%	3.21% to	2.59%
2004	0.80 to	1.40	15,144,673	18.12 to	17.98	387,934,534	2.80%	4.63% to	3.99%
Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class (FCP)
2008	0.80 to	1.40	15,111,468	21.76 to	21.80	332,663,039	0.91%	-42.97% to	-43.32%
2007	0.80 to	1.40	18,212,023	38.16 to	38.47	706,656,295	0.90%	16.65% to	15.94%
2006	0.80 to	1.40	21,578,263	32.72 to	33.18	721,451,899	1.27%	10.83% to	10.16%
2005	0.80 to	1.40	24,802,463	29.52 to	30.12	752,002,828	0.29%	16.00% to	15.31%
2004	0.80 to	1.40	27,634,632	25.45 to	26.12	725,941,419	0.34%	14.55% to	13.86%
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FC2)
2008	0.95 to	3.10	16,338,369	6.29 to	10.54	201,905,123	0.73%	-43.24% to	-44.47%
2007	0.95 to	3.10	18,440,700	11.09 to	18.97	404,049,775	0.79%	10.88% to	13.65	%(a)
2006	1.10 to	3.10	16,826,492	19.42 to	16.70	319,679,085	1.04%	10.21% to	7.99%
2005	1.10 to	3.10	13,262,039	17.62 to	15.46	229,643,763	0.09%	15.37% to	13.04%
2004	1.10 to	3.10	7,550,491	15.28 to	13.68	113,908,694	0.10%	13.89% to	11.59%
Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class (FIGBS)
2008	0.80 to	1.40	1,760,865	10.92 to	10.55	18,661,455	4.21%	-4.12% to	-4.70%
2007	0.80 to	1.40	1,827,483	11.39 to	11.07	20,308,029	3.93%	3.37% to	2.74%
2006	0.80 to	1.40	1,663,367	11.02 to	10.78	17,973,250	3.75%	3.47% to	2.84%
2005	0.80 to	1.40	1,541,808	10.65 to	10.48	16,185,460	3.17%	1.27% to	0.65%
2004	0.80 to	1.40	1,079,916	10.52 to	10.41	11,254,188	2.96%	3.48% to	2.86%
Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
2008	0.65 to	3.25	38,795,425	9.64 to	9.40	405,358,697	3.91%	-4.09% to	-6.60%
2007	0.95 to	3.25	39,988,032	10.15 to	10.06	440,398,413	2.72%	1.47% to	0.68	%(a)
2006	1.10 to	3.25	17,350,200	11.06 to	10.00	187,123,591	2.12%	2.99% to	0.76%
2005	1.10 to	2.90	6,089,737	10.74 to	10.02	64,530,741	2.84%	0.78% to	-1.05%
2004	1.10 to	2.85	3,702,374	10.65 to	10.52	39,157,892	2.31%	3.04% to	1.24%
Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class (FGOP)
2008	0.80 to	1.40	1,893,306	6.40 to	5.97	11,404,425	0.37%	-55.38% to	-55.65%
2007	0.80 to	1.40	2,355,583	14.35 to	13.47	31,965,894	0.00%	22.19% to	21.45%
2006	0.80 to	1.40	2,712,499	11.75 to	11.09	30,268,618	0.72%	4.61% to	3.98%
2005	0.80 to	1.40	3,577,040	11.23 to	10.67	38,352,113	0.93%	8.02% to	7.37%
2004	0.80 to	1.40	4,326,389	10.39 to	9.93	43,162,018	0.56%	6.33% to	5.69%
Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FMCS)
2008	0.80 to	1.40	2,030,889	6.80 to	6.69	13,616,500	0.35%	-39.99% to	-40.36%
2007	0.80 to	1.40	1,880,661	11.33 to	11.22	21,120,448	0.77%	14.56% to	13.86%
2006	0.80 to	1.40	1,041,179	9.89 to	9.85	10,260,773	0.00%	-1.10% to	-1.50	%(a) (b)
Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2 (FMC2)
2008	0.75 to	3.10	8,779,121	6.19 to	13.55	132,721,800	0.24%	-40.06% to	-41.48%
2007	0.95 to	3.10	8,968,155	10.66 to	23.16	228,696,376	0.50%	6.62% to	11.74	%(a)
2006	1.10 to	3.10	8,219,016	23.02 to	20.73	184,744,089	0.17%	11.17% to	8.93%
2005	1.10 to	3.10	7,193,078	20.70 to	19.03	146,085,937	0.00%	16.72% to	14.37%
2004	1.10 to	3.10	3,994,345	17.74 to	16.64	69,828,007	0.00%	23.29% to	20.79%
Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)
2008	0.80 to	1.40	634,932	7.87 to	7.55	4,824,772	0.60%	-51.57% to	-51.86%
2007	0.80 to	1.40	841,048	16.24 to	15.69	13,262,544	0.93%	4.75% to	4.11%
2006	0.80 to	1.40	959,780	15.50 to	15.07	14,522,707	0.54%	15.27% to	14.58%
2005	0.80 to	1.40	1,313,761	13.45 to	13.15	17,327,837	0.00%	1.74% to	1.12%
2004	0.80 to	1.40	1,973,235	13.22 to	13.01	25,716,534	0.00%	13.08% to	12.39%
Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2 (FVSS2)
2008	1.10 to	3.10	844,676	10.98 to	8.68	8,862,131	0.49%	-51.82% to	-52.80%
2007	1.10 to	3.10	1,045,050	22.79 to	18.38	22,900,224	0.63%	4.28% to	2.15%
2006	1.10 to	3.10	1,184,531	21.85 to	18.00	25,032,411	0.35%	14.74% to	12.42%
2005	1.10 to	3.10	1,244,308	19.04 to	16.01	23,050,709	0.00%	1.30% to	-0.74%
2004	1.10 to	3.10	1,160,567	18.80 to	16.13	21,344,299	0.00%	12.59% to	10.31%
Fidelity(R) VIP IV - Energy Portfolio - Service Class 2 (FNRS2)
2008	0.75 to	2.80	5,594,487	5.08 to	9.43	54,788,140	0.00%	-54.75% to	-55.69%
2007	0.80 to	2.80	5,413,172	13.59 to	21.28	118,510,583	0.13%	44.47% to	41.54%
2006	0.80 to	2.80	2,923,524	9.41 to	15.03	44,870,467	0.90%	-5.92% to	13.36	%(a)
2005	1.10 to	2.75	1,080,443	13.42 to	13.27	14,439,718	0.70%	34.16% to	32.67	%(a) (b)
Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2008	0.80 to	1.40	534,668	8.45 to	8.31	4,453,816	2.86%	-25.68% to	-26.13%
2007	0.80 to	1.40	450,333	11.37 to	11.25	5,074,439	3.44%	7.77% to	7.12%
2006	1.30 to	1.40	162,866	10.51 to	10.51	1,711,515	3.28%	5.13% to	5.05	%(a) (b)
(Continued)

129

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2008	1.10 to	2.70	4,645,289	$9.22 to	8.68	$41,630,317	2.85%	-25.99% to	-27.19%
2007	1.10 to	2.70	3,748,220	12.45 to	11.92	45,656,435	2.62%	7.22% to	5.48%
2006	1.10 to	2.70	2,744,382	11.62 to	11.30	31,383,195	2.38%	8.38% to	6.63%
2005	1.15 to	2.70	851,649	10.71 to	10.60	9,071,545	0.85%	7.14% to	6.02	%(a) (b)
Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2008	0.80 to	1.40	715,854	7.71 to	7.58	5,443,001	2.80%	-33.25% to	-33.65%
2007	0.80 to	1.40	521,510	11.55 to	11.43	5,970,926	3.23%	9.28% to	8.62%
2006	1.30 to	1.40	138,522	10.53 to	10.53	1,458,810	2.86%	5.33% to	5.25	%(a) (b)
Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2008	1.10 to	2.90	6,972,856	8.80 to	8.23	60,026,433	2.68%	-33.54% to	-34.75%
2007	1.10 to	2.90	5,452,403	13.25 to	12.61	70,902,100	2.44%	8.75% to	6.76%
2006	1.10 to	2.90	3,209,353	12.18 to	11.81	38,598,876	1.89%	10.48% to	8.47%
2005	1.15 to	2.90	1,450,199	11.02 to	10.89	15,908,277	1.01%	10.21% to	8.91	%(a) (b)
Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2008	0.80 to	1.40	481,061	7.17 to	7.06	3,404,900	2.59%	-38.57% to	-38.94%
2007	0.80 to	1.40	307,780	11.68 to	11.56	3,564,229	3.24%	10.31% to	9.64%
2006	0.80 to	1.40	85,450	10.59 to	10.55	901,603	2.10%	5.88% to	5.46	%(a) (b)
Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2008	1.10 to	2.70	1,631,753	8.43 to	7.94	13,382,199	2.19%	-38.85% to	-39.84%
2007	1.10 to	2.70	1,398,391	13.78 to	13.20	18,889,628	2.17%	9.85% to	8.07%
2006	1.10 to	2.90	1,094,121	12.55 to	12.17	13,545,883	1.72%	11.69% to	9.66%
2005	1.15 to	2.90	626,404	11.23 to	11.10	6,999,070	0.99%	12.29% to	10.97	%(a) (b)
Financial Investors VIT - First Horizon Core Equity Portfolio (FHGIP)
2005	1.55 to	2.35	56,260	10.89 to	10.68	604,067	1.26%	-4.24% to	-5.02%
2004	1.55 to	2.35	63,802	11.37 to	11.25	720,213	1.40%	3.84% to	3.00%
First Horizon Capital Appreciation Portfolio (FHCAP)
2005	1.55 to	2.30	4,666	11.89 to	11.69	55,110	0.00%	1.46% to	0.69%
2004	1.55 to	2.30	4,651	11.72 to	11.60	54,300	0.00%	9.52% to	8.69%
Franklin Templeton VIP - Developing Markets Securities Fund - Class 3 (FTVDM3)
2008	0.80 to	2.80	2,181,313	6.42 to	9.01	20,523,237	2.72%	-53.05% to	-54.00%
2007	0.80 to	2.80	2,877,413	13.67 to	19.58	57,939,683	1.81%	27.66% to	25.08%
2006	0.80 to	2.80	1,703,817	10.71 to	15.66	27,220,949	1.21%	7.06% to	24.59	%(a)
2005	1.10 to	2.75	588,613	12.71 to	12.57	7,454,753	0.17%	27.11% to	25.70	%(a) (b)
Franklin Templeton VIP - Foreign Securities Fund - Class 2 (TIF2)
2008	0.95 to	2.25	358,613	11.85 to	13.32	4,967,042	2.39%	-40.95% to	-41.72%
2007	0.95 to	2.25	462,809	20.06 to	22.86	10,928,425	1.98%	14.35% to	12.85%
2006	0.95 to	2.25	531,179	17.54 to	20.25	11,028,499	1.19%	20.29% to	18.72%
2005	0.95 to	2.25	634,836	14.58 to	17.06	11,022,531	1.12%	9.13% to	7.70%
2004	0.95 to	2.25	759,444	13.36 to	15.84	12,142,293	1.42%	17.40% to	15.86%
Franklin Templeton VIP - Foreign Securities Fund - Class 3 (TIF3)
2008	0.65 to	3.25	25,106,259	6.17 to	9.17	247,362,383	2.54%	-40.78% to	-42.33%
2007	0.80 to	3.25	16,511,364	12.48 to	15.91	278,332,427	1.98%	14.52% to	11.67%
2006	0.80 to	3.25	8,716,921	10.89 to	14.24	129,480,230	1.07%	8.94% to	17.53	%(a)
2005	0.95 to	2.90	3,144,611	12.60 to	12.19	39,198,071	1.15%	9.09% to	6.95%
2004	0.95 to	2.70	1,223,594	11.55 to	11.42	14,077,001	0.45%	15.52% to	14.17	%(a) (b)
Franklin Templeton VIP - Founding Funds Allocation Fund - Class 2 (FTVFA2)
2008	0.80 to	2.65	456,888	6.62 to	6.54	3,010,257	3.50%	-33.79% to	-34.62	%(a) (b)
Franklin Templeton VIP - Global Income Securities Fund - Class 3 (FTVGI3)
2008	0.80 to	2.80	5,797,396	12.17 to	11.85	72,143,518	3.87%	5.36% to	3.23%
2007	0.80 to	2.80	4,159,217	11.55 to	11.48	49,473,961	2.64%	10.14% to	7.91%
2006	1.10 to	2.65	1,905,578	10.95 to	10.66	20,725,398	2.53%	11.61% to	9.86%
2005	1.15 to	2.65	501,187	9.81 to	9.71	4,902,407	0.88%	-1.94% to	-2.93	%(a) (b)
Franklin Templeton VIP - Income Securities Fund - Class 2 (FTVIS2)
2008	0.80 to	2.95	10,666,736	8.01 to	7.56	83,813,696	5.45%	-30.22% to	-31.73%
2007	0.80 to	2.95	10,613,089	11.48 to	11.07	120,358,043	3.75%	2.92% to	0.68%
2006	0.80 to	2.80	4,753,427	11.16 to	11.01	52,751,296	0.46%	11.57% to	10.07	%(a) (b)
Franklin Templeton VIP - Rising Dividends Securities Fund - Class 2 (FTVRD2)
2008	0.95 to	3.00	6,005,955	9.98 to	9.86	69,210,732	1.80%	-27.79% to	-29.29%
2007	0.95 to	3.00	7,191,142	13.82 to	13.94	115,583,625	2.42%	-3.62% to	-5.62%
2006	0.95 to	3.00	8,485,936	14.33 to	14.78	142,480,300	1.10%	16.01% to	13.62%
2005	0.95 to	3.00	8,398,809	12.36 to	13.00	122,425,253	0.91%	2.45% to	0.33%
2004	0.95 to	2.95	5,740,207	12.06 to	12.97	82,208,252	0.58%	9.94% to	7.72%
(Continued)

130

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Franklin Templeton VIP - Small Cap Value Securities Fund - Class 2 (FTVSV2)
2008	0.75 to	3.05	3,847,456	$6.89 to	11.52	$51,984,101	1.08%	-33.52% to	-35.06%
2007	0.80 to	3.05	3,336,527	9.87 to	17.74	68,664,008	0.72%	-3.16% to	-5.37%
2006	0.80 to	2.80	3,184,805	10.19 to	18.93	68,147,428	0.58%	1.91% to	13.71	%(a)
2005	0.95 to	2.65	2,432,175	15.07 to	18.19	45,353,134	0.81%	7.74% to	5.89%
2004	0.95 to	2.75	1,537,632	13.98 to	15.75	26,753,540	0.14%	22.57% to	20.35%
Janus Aspen Series - Balanced Portfolio - Service Class (JABS)
2008	0.95 to	2.55	848,549	12.08 to	11.96	10,629,343	2.43%	-16.86% to	-18.20%
2007	0.95 to	2.55	908,896	14.53 to	14.63	13,784,481	2.33%	9.23% to	7.46%
2006	0.95 to	2.55	946,961	13.30 to	13.61	13,298,761	2.03%	9.37% to	7.61%
2005	0.95 to	2.55	889,457	12.16 to	12.65	11,543,065	1.93%	6.64% to	4.92%
2004	0.95 to	2.55	965,605	11.40 to	12.06	11,838,785	2.75%	7.26% to	5.53%
Janus Aspen Series - Forty Portfolio - Service Class (JACAS)
2008	0.80 to	2.85	6,759,021	6.45 to	11.01	62,774,776	0.01%	-44.76% to	-45.90%
2007	0.80 to	2.85	4,763,489	11.67 to	20.36	70,732,848	0.18%	35.54% to	32.72%
2006	0.80 to	2.80	3,715,916	8.61 to	15.37	36,031,995	0.13%	8.25% to	6.07%
2005	0.80 to	2.80	4,486,139	7.95 to	14.49	39,249,662	0.01%	11.66% to	9.41%
2004	0.80 to	2.80	5,056,803	7.12 to	13.24	38,894,723	0.02%	17.02% to	14.67%
Janus Aspen Series - Global Technology Portfolio - Service Class (JAGTS)
2008	0.80 to	1.40	628,439	2.83 to	2.68	1,696,007	0.09%	-44.42% to	-44.76%
2007	0.80 to	1.40	733,774	5.09 to	4.86	3,581,793	0.31%	20.72% to	19.99%
2006	0.80 to	1.40	957,855	4.22 to	4.05	3,893,993	0.00%	6.97% to	6.32%
2005	0.80 to	1.40	1,331,430	3.94 to	3.81	5,087,677	0.00%	10.66% to	9.99%
2004	0.80 to	1.40	1,940,791	3.56 to	3.46	6,737,842	0.00%	-0.24% to	-0.84%
Janus Aspen Series - Global Technology Portfolio - Service II Class (JAGTS2)
2008	0.80 to	1.40	342,194	8.26 to	7.93	2,732,234	0.09%	-44.35% to	-44.68%
2007	0.80 to	1.40	394,297	14.84 to	14.34	5,684,417	0.33%	20.78% to	20.04%
2006	0.80 to	1.40	411,359	12.29 to	11.94	4,935,597	0.00%	7.08% to	6.43%
2005	0.80 to	1.40	465,574	11.48 to	11.22	5,242,415	0.00%	10.44% to	9.77%
2004	0.80 to	1.40	608,518	10.39 to	10.22	6,234,982	0.00%	0.03% to	-0.58%
Janus Aspen Series - INTECH Risk Managed Core Portfolio - Service Class (JARLCS)
2008	0.80 to	2.60	333,684	6.32 to	10.35	3,604,801	0.69%	-36.75% to	-37.90%
2007	0.80 to	2.60	321,741	10.00 to	16.66	5,521,409	0.50%	-0.03% to	3.36	%(a)
2006	0.95 to	2.50	237,661	15.64 to	16.18	3,888,158	0.15%	9.72% to	8.01%
2005	0.95 to	2.50	177,552	14.26 to	14.98	2,697,907	1.32%	9.86% to	8.15%
2004	0.95 to	2.70	141,265	12.98 to	13.81	1,972,978	2.26%	16.35% to	14.29%
Janus Aspen Series - International Growth Portfolio - Service Class (JAIGS)
2008	0.80 to	2.15	711,183	7.97 to	18.03	6,402,172	2.65%	-52.61% to	-53.26%
2007	0.80 to	2.15	879,729	16.81 to	38.58	16,732,189	0.44%	26.99% to	25.25%
2006	0.80 to	2.15	1,090,672	13.24 to	30.80	16,201,270	1.82%	45.46% to	43.49%
2005	0.80 to	2.45	1,379,274	9.10 to	21.28	14,034,749	0.98%	30.89% to	28.72%
2004	0.80 to	2.45	1,822,897	6.95 to	16.53	14,029,437	0.77%	17.74% to	15.78%
Janus Aspen Series - International Growth Portfolio - Service II Class (JAIGS2)
2008	0.65 to	3.25	8,802,005	4.85 to	11.68	113,283,262	2.77%	-52.52% to	-53.77%
2007	0.80 to	3.25	7,719,861	29.56 to	25.27	212,963,970	0.45%	27.04% to	23.89%
2006	0.80 to	3.25	6,010,855	23.27 to	20.40	131,707,793	1.95%	45.53% to	41.94%
2005	0.80 to	2.20	1,666,749	15.99 to	14.63	25,822,972	1.10%	30.96% to	29.12%
2004	0.80 to	2.20	995,810	12.21 to	11.33	11,887,853	0.91%	17.76% to	13.29	%(b)
JPMorgan Series Trust II - Mid Cap Value Portfolio (JPMCVP)
2008	0.80 to	1.40	654,300	9.66 to	9.39	6,164,916	1.13%	-33.74% to	-34.14%
2007	0.80 to	1.40	934,069	14.58 to	14.26	13,355,230	0.93%	1.63% to	1.01%
2006	0.80 to	1.40	1,328,877	14.35 to	14.12	18,795,204	0.59%	15.91% to	15.21%
2005	0.80 to	1.40	2,326,240	12.38 to	12.25	28,535,450	0.22%	8.34% to	7.69%
2004	0.80 to	1.40	837,806	11.42 to	11.38	9,536,123	0.00%	14.23% to	13.78	%(a) (b)
Lehman Brothers AMT - Short Duration Bond Portfolio - I Class (AMTB)
2008	0.65 to	3.25	38,156,662	8.59 to	8.09	355,647,246	4.55%	-13.99% to	-16.24%
2007	0.80 to	3.25	38,220,042	15.25 to	9.66	424,912,124	3.23%	3.93% to	1.35%
2006	0.80 to	3.25	19,400,879	14.68 to	9.53	224,892,310	3.51%	3.37% to	0.82%
2005	0.80 to	2.75	8,471,408	14.20 to	9.59	116,762,312	2.78%	0.63% to	-1.34%
2004	0.80 to	2.75	8,511,968	14.11 to	9.72	125,688,679	3.65%	-0.03% to	-1.99%
MFS(R) VIT - Investors Growth Stock Series - Service Class (MIGSC)
2008	0.95 to	2.80	1,184,843	8.47 to	8.41	11,622,597	0.30%	-37.58% to	-38.75%
2007	0.95 to	3.15	1,427,758	13.57 to	13.50	22,610,416	0.09%	9.96% to	7.51%
2006	0.95 to	3.15	1,642,788	12.34 to	12.55	23,833,223	0.00%	6.29% to	3.93%
2005	0.95 to	3.15	1,866,912	11.61 to	12.08	25,659,631	0.14%	3.24% to	0.95%
2004	1.10 to	3.15	1,330,865	13.65 to	11.97	17,804,034	0.00%	7.79% to	5.55%
(Continued)

131

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***

MFS(R) VIT - Value Series - Service Class (MVFSC)
2008	0.80 to	3.05	5,622,918	$7.91 to	11.04	$71,657,666	1.02%	-33.28% to	-34.80%
2007	0.80 to	3.15	4,556,477	11.85 to	16.86	87,844,770	0.73%	6.73% to	4.19%
2006	0.80 to	3.15	3,466,377	11.10 to	16.18	63,110,866	0.70%	11.02% to	16.72	%(a)
2005	1.10 to	3.15	1,732,243	15.74 to	13.86	26,565,220	0.77%	5.30% to	3.12%
2004	1.10 to	3.15	871,754	14.94 to	13.44	12,731,984	0.38%	13.56% to	11.21%
MTB Large Cap Growth Fund II (VFLG2)
2008	1.15 to	2.35	85,778	7.46 to	7.05	641,766	0.42%	-39.76% to	-40.49%
2007	1.15 to	2.35	90,603	12.39 to	11.85	1,130,341	0.38%	7.89% to	6.58%
2006	1.15 to	2.35	91,381	11.48 to	11.12	1,057,960	0.54%	9.08% to	7.76%
2005	1.15 to	2.35	87,319	10.53 to	10.32	928,731	0.45%	0.85% to	-0.37%
2004	1.15 to	2.35	58,138	10.44 to	10.36	611,643	0.75%	4.37% to	3.58	%(a) (b)
MTB Large Cap Value Fund II (VFLV2)
2008	1.15 to	2.40	105,574	8.62 to	8.13	912,662	1.27%	-40.10% to	-40.86%
2007	1.15 to	2.35	111,241	14.39 to	13.77	1,613,063	1.08%	0.39% to	-0.83%
2006	1.15 to	2.35	100,046	14.34 to	13.89	1,450,895	1.01%	16.26% to	14.85%
2005	1.15 to	2.35	82,930	12.33 to	12.09	1,038,567	0.97%	9.02% to	7.70%
2004	1.15 to	2.35	50,546	11.31 to	11.23	579,510	1.08%	13.12% to	12.26	%(a) (b)
MTB Managed Allocation Fund - Aggressive Growth II (MBVAG2)
2008	1.15 to	1.85	22,130	7.61 to	7.42	166,461	0.45%	-41.31% to	-41.73%
2007	1.15 to	1.85	33,329	12.97 to	12.73	429,215	1.38%	6.46% to	5.70%
2006	1.15 to	1.85	27,147	12.19 to	12.04	329,302	3.32%	13.51% to	12.71%
2005	1.35 to	1.75	11,254	10.72 to	10.69	120,559	1.08%	7.21% to	6.92	%(a) (b)
MTB Managed Allocation Fund - Conservative Growth II (MBVCG2)
2008	1.15 to	1.75	22,506	8.94 to	8.74	198,924	2.65%	-20.62% to	-21.10%
2007	1.15 to	1.75	8,194	11.26 to	11.08	92,000	2.66%	3.94% to	3.30%
2006	1.15 to	1.75	8,142	10.83 to	10.72	88,038	3.85%	5.73% to	5.09%
2005	1.25 to	1.75	3,652	10.24 to	10.20	37,354	3.18%	2.39% to	2.04	%(a) (b)
MTB Managed Allocation Fund - Moderate Growth II (VFMG2)
2008	1.15 to	2.60	567,913	8.95 to	8.36	5,101,299	1.30%	-29.89% to	-30.92%
2007	1.15 to	2.60	651,956	12.76 to	12.10	8,384,121	2.05%	5.65% to	4.10%
2006	1.15 to	2.60	703,592	12.08 to	11.62	8,580,243	2.61%	9.15% to	7.56%
2005	1.15 to	2.60	659,109	11.07 to	10.81	7,392,704	1.78%	2.80% to	1.30%
2004	1.15 to	2.35	396,790	10.77 to	10.68	4,342,283	1.60%	7.65% to	6.84	%(a) (b)
Nationwide VIT - American Funds Asset Allocation Fund - Class II (GVAAA2)
2008	0.80 to	3.10	81,161,084	7.70 to	7.23	609,557,811	3.17%	-30.34% to	-31.96%
2007	0.80 to	2.95	42,263,897	11.06 to	10.66	460,727,179	2.72%	5.29% to	2.99%
2006	0.80 to	2.70	12,975,664	10.50 to	10.37	135,528,888	3.29%	5.01% to	3.67	%(a) (b)
Nationwide VIT - American Funds Bond Fund - Class II (GVABD2)
2008	0.80 to	3.10	33,032,987	9.57 to	8.99	306,925,600	7.38%	-10.59% to	-12.67%
2007	0.80 to	2.95	12,421,457	10.71 to	10.32	130,936,805	8.10%	2.15% to	-0.07%
2006	1.05 to	2.70	1,749,769	10.47 to	10.35	18,258,647	0.44%	4.65% to	3.49	%(a) (b)
Nationwide VIT - American Funds Global Growth Fund - Class II (GVAGG2)
2008	0.75 to	3.05	6,969,825	6.22 to	7.00	50,870,236	2.90%	-39.10% to	-40.51%
2007	0.80 to	3.05	5,365,947	12.23 to	11.78	64,844,710	2.79%	13.44% to	10.86%
2006	0.80 to	2.50	2,159,481	10.78 to	10.66	23,167,616	0.10%	7.85% to	6.62	%(a) (b)
Nationwide VIT - American Funds Growth Fund - Class II (GVAGR2)
2008	0.65 to	3.25	15,955,035	5.63 to	5.92	98,887,216	2.18%	-44.58% to	-46.03%
2007	0.80 to	3.25	11,269,769	11.44 to	10.98	127,268,601	0.71%	11.00% to	8.24%
2006	0.80 to	3.10	4,677,116	10.31 to	10.15	47,960,489	1.16%	3.09% to	1.50	%(a) (b)
Nationwide VIT - American Funds Growth-Income Fund - Class II (GVAGI2)
2008	0.80 to	3.10	38,038,535	6.05 to	5.81	225,395,652	3.41%	-38.56% to	-39.99%
2007	0.80 to	2.95	8,176,408	9.84 to	9.70	79,871,976	2.28%	-1.61% to	-3.04	%(a) (b)
Nationwide VIT - Cardinal Aggressive Fund - Class II (NVCRA2)
2008	0.80 to	2.60	688,094	6.38 to	6.30	4,366,517	1.64%	-36.21% to	-36.99	%(a) (b)
Nationwide VIT - Cardinal Balanced Fund - Class II (NVCRB2)
2008	1.10 to	3.10	17,964,614	7.93 to	7.82	141,470,743	1.93%	-20.70% to	-21.77	%(a) (b)
Nationwide VIT - Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2008	0.80 to	2.95	15,353,953	7.22 to	7.12	110,154,375	1.75%	-27.78% to	-28.8	%(a) (b)
Nationwide VIT - Cardinal Conservative Fund - Class II (NVCCN2)
2008	1.10 to	2.95	5,226,256	9.08 to	8.97	47,264,496	2.21%	-9.18% to	-10.32	%(a) (b)
Nationwide VIT - Cardinal Moderate Fund - Class II (NVCMD2)
2008	0.80 to	2.95	13,903,119	7.58 to	7.47	104,822,308	1.77%	-24.19% to	-25.29	%(a) (b)
Nationwide VIT - Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2008	1.10 to	2.70	14,026,096	6.84 to	6.77	95,660,793	1.72%	-31.56% to	-32.31	%(a) (b)
Nationwide VIT - Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2008	1.10 to	2.95	4,777,489	8.31 to	8.21	39,524,433	1.94%	-16.89% to	-17.93	%(a) (b)

(Continued)

132

NATIONWIDE VARIABLE ACCOUNT-II (NOTES to FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	total Return***

Nationwide VIT - Core Bond Fund - Class I (NVCBD1)
2008	1.30 to	1.40	42,991	$9.86 to	9.85	$423,815	3.07%	-1.41% to	-1.48	%(a) (b)
Nationwide VIT - Core Bond Fund - Class II (NVCBD2)
2008	1.05 to	2.70	279,918	9.85 to	9.74	2,747,847	3.51%	-1.46% to	-2.56	%(a) (b)
Nationwide VIT - Federated High Income Bond Fund - Class I (HIBF)
2008	0.95 to	2.35	833,712	9.45 to	9.73	8,523,732	8.79%	-28.67% to	-29.68%
2007	0.95 to	2.35	1,099,805	13.25 to	13.84	15,862,330	7.26%	2.15% to	0.70%
2006	0.95 to	2.35	1,370,433	12.98 to	13.75	19,466,090	6.92%	9.56% to	8.01%
2005	0.95 to	2.35	1,835,081	11.84 to	12.73	23,862,058	7.21%	1.41% to	-0.02%
2004	0.95 to	2.75	2,793,276	11.68 to	11.69	36,076,240	7.36%	9.05% to	7.07%
Nationwide VIT - Federated High Income Bond Fund - Class III (HIBF3)
2008	0.80 to	2.75	3,688,239	7.78 to	7.81	30,220,484	8.86%	-28.67% to	-30.08%
2007	0.80 to	2.80	3,534,655	10.90 to	11.15	40,885,129	8.09%	2.34% to	0.26%
2006	0.80 to	2.45	2,697,783	10.65 to	11.19	30,684,739	7.38%	6.54% to	7.90	%(a)
2005	0.95 to	2.35	1,650,804	10.47 to	10.38	17,226,530	8.47%	4.74% to	3.76	%(a) (b)
Nationwide VIT - Gartmore Emerging Markets Fund - Class I (GEM)
2008	0.80 to	1.40	33,579	14.58 to	13.87	468,183	1.15%	-58.10% to	-58.36%
2007	0.80 to	1.40	40,673	34.80 to	33.31	1,361,399	0.67%	44.41% to	43.53%
2006	0.80 to	1.40	52,896	24.10 to	23.21	1,232,735	0.66%	35.63% to	34.81%
2005	0.80 to	1.40	71,734	17.77 to	17.21	1,239,682	0.59%	31.58% to	30.79%
2004	0.80 to	1.40	91,659	13.51 to	13.16	1,210,001	0.79%	19.78% to	19.05%
Nationwide VIT - Gartmore Emerging Markets Fund - Class II (GEM2)
2008	1.10 to	2.45	88,202	21.04 to	19.41	1,800,059	0.82%	-58.39% to	-58.96%
2007	1.10 to	2.45	134,775	50.56 to	47.29	6,651,015	0.42%	43.59% to	41.62%
2006	1.10 to	2.45	171,105	35.22 to	33.39	5,894,605	0.52%	34.82% to	32.99%
2005	1.10 to	2.45	229,328	26.12 to	25.11	5,880,895	0.39%	30.88% to	29.10%
2004	1.10 to	2.45	308,910	19.96 to	19.45	6,083,130	0.89%	19.11% to	17.49%
Nationwide VIT - Gartmore Emerging Markets Fund - Class III (GEM3)
2008	0.80 to	1.40	1,827,343	15.93 to	15.30	28,122,168	1.09%	-58.17% to	-58.42%
2007	0.80 to	1.40	2,599,261	38.08 to	36.80	96,119,470	0.68%	44.38% to	43.50%
2006	0.80 to	1.40	2,337,802	26.38 to	25.64	60,183,472	0.78%	35.55% to	34.74%
2005	0.80 to	1.40	2,370,880	19.46 to	19.03	45,251,879	0.50%	31.60% to	30.80%
2004	0.80 to	1.40	1,392,714	14.79 to	14.55	20,303,030	1.15%	19.79% to	19.07%
Nationwide VIT - Gartmore Emerging Markets Fund - Class VI (GEM6)
2008	0.75 to	2.80	2,681,445	4.27 to	11.52	32,388,303	0.99%	-58.18% to	-59.05%
2007	0.95 to	2.80	3,749,821	13.46 to	28.12	109,631,081	0.59%	34.62% to	41.36	%(a)
2006	1.10 to	2.80	2,839,512	20.83 to	19.89	58,358,811	0.62%	35.06% to	32.74%
2005	1.10 to	2.75	1,795,459	15.42 to	15.00	27,469,297	0.51%	31.03% to	28.86%
2004	1.10 to	2.75	690,336	11.77 to	11.64	8,096,434	1.65%	17.71% to	16.41	%(a) (b)
Nationwide VIT - Gartmore Global Utilities Fund - Class II (GVGU2)
2008	1.15 to	2.10	23,118	17.85 to	16.87	404,326	2.63%	-33.94% to	-34.57%
2007	0.95 to	2.10	35,923	25.25 to	25.78	952,362	2.10%	18.91% to	17.53%
2006	0.95 to	2.10	46,958	21.23 to	21.94	1,053,325	2.21%	36.03% to	34.45%
2005	0.95 to	2.10	54,377	15.61 to	16.32	902,655	1.71%	5.18% to	3.96%
2004	0.95 to	2.10	67,201	14.84 to	15.70	1,066,556	1.00%	28.33% to	26.84%
Nationwide VIT - Gartmore Global Utilities Fund - Class III (GVGU)
2008	0.80 to	1.40	340,376	15.73 to	15.10	5,166,421	2.86%	-33.44% to	-33.84%
2007	0.80 to	1.40	549,810	23.63 to	22.83	12,602,303	2.41%	19.42% to	18.70%
2006	0.80 to	1.40	703,436	19.78 to	19.23	13,573,005	2.45%	36.49% to	35.67%
2005	0.80 to	1.40	442,364	14.49 to	14.18	6,284,975	2.27%	5.63% to	4.99%
2004	0.80 to	1.40	578,802	13.72 to	13.50	7,825,622	1.25%	28.91% to	28.13%
Nationwide VIT - Gartmore International Equity Fund - Class I (GIG)
2008	0.80 to	1.40	7,437	8.62 to	8.20	61,400	1.38%	-46.49% to	-46.81%
2007	0.80 to	1.40	7,935	16.11 to	15.42	123,047	0.38%	26.12% to	25.36%
2006	0.80 to	1.40	10,735	12.77 to	12.30	133,086	1.00%	31.90% to	31.11%
2005	0.80 to	1.40	15,486	9.68 to	9.38	146,183	0.96%	29.17% to	28.39%
2004	0.80 to	1.40	15,800	7.50 to	7.31	116,027	0.73%	13.28% to	12.60%
Nationwide VIT - Gartmore International Equity Fund - Class III (GIG3)
2008	0.80 to	1.40	1,123,906	13.65 to	13.11	14,805,125	1.25%	-46.47% to	-46.80%
2007	0.80 to	1.40	1,528,618	25.50 to	24.63	37,816,487	0.44%	26.13% to	25.36%
2006	0.80 to	1.40	1,396,070	20.21 to	19.65	27,532,803	1.27%	31.89% to	31.10%
2005	0.80 to	1.40	847,716	15.33 to	14.99	12,738,956	0.74%	29.14% to	28.36%
2004	0.80 to	1.40	348,335	11.87 to	11.68	4,073,360	1.00%	13.44% to	12.75%
Nationwide VIT - Gartmore International Equity Fund - Class VI (NVIE6)
2008	1.10 to	2.60	510,631	5.47 to	5.41	2,781,264	1.52%	-45.33% to	-45.88	%(a) (b)
(Continued)

133

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT - Gartmore Worldwide Leaders Fund - Class III (GEF3)
2008	0.80 to	1.40	249,753	$11.28 to	10.96	$2,748,870	0.67%	-44.77% to	-45.11%
2007	0.80 to	1.40	376,901	20.42 to	19.97	7,550,213	0.49%	18.98% to	18.25%
2006	0.80 to	1.40	384,266	17.17 to	16.89	6,502,021	0.82%	24.81% to	24.06%
2005	0.80 to	1.40	219,580	13.75 to	13.62	2,992,804	0.44%	18.39% to	17.67%
2004	1.30 to	1.40	19,645	11.58 to	11.57	227,435	0.00%	15.79% to	15.71	%(a) (b)
Nationwide VIT - Global Financial Services Fund - Class II (GVGF2)
2008	0.95 to	2.15	55,720	9.49 to	10.80	623,060	1.65%	-46.85% to	-47.50%
2007	0.95 to	2.15	65,660	17.86 to	20.57	1,389,160	2.84%	-2.35% to	-3.54%
2006	0.95 to	2.30	85,448	18.29 to	21.20	1,862,421	1.63%	18.95% to	17.33%
2005	0.95 to	2.30	91,491	15.38 to	18.07	1,683,814	1.68%	9.74% to	8.25%
2004	0.95 to	2.30	111,302	14.02 to	16.69	1,878,091	1.63%	19.62% to	17.99%
Nationwide VIT - Global Financial Services Fund - Class III (GVGFS)
2008	0.80 to	1.40	212,769	10.01 to	9.61	2,057,788	2.14%	-46.64% to	-46.97%
2007	0.80 to	1.40	168,520	18.76 to	18.13	3,068,547	3.09%	-1.92% to	-2.51%
2006	0.80 to	1.40	230,182	19.13 to	18.59	4,294,613	2.27%	19.38% to	18.66%
2005	0.80 to	1.40	235,707	16.02 to	15.67	3,701,998	1.28%	10.28% to	9.62%
2004	0.80 to	1.40	401,465	14.53 to	14.29	5,747,991	2.12%	20.16% to	19.43%
Nationwide VIT - Government Bond Fund - Class I (GBF)
2008	0.65 to	3.25	51,150,296	10.78 to	10.61	710,154,637	4.30%	7.02% to	4.22%
2007	0.80 to	3.25	42,800,012	18.15 to	10.18	579,531,623	4.58%	6.30% to	3.66%
2006	0.80 to	3.25	21,636,655	17.07 to	9.82	251,897,848	4.10%	2.52% to	-0.01%
2005	0.80 to	2.95	11,094,727	16.65 to	9.90	145,003,624	3.61%	2.44% to	0.23%
2004	0.80 to	2.80	9,699,069	16.26 to	9.90	136,685,517	5.37%	2.44% to	0.37%
Tax qualified
2006	1.30		1,626,743	46.68		75,942,558	4.10%		2.00%
2005	1.30		1,939,292	45.77		88,757,078	3.61%		1.92%
2004	1.30		2,272,676	44.90		102,051,082	5.37%		1.92%
Non-tax qualified
2006	1.30		779,383	46.56		36,288,472	4.10%		2.00%
2005	1.30		967,697	45.65		44,172,372	3.61%		1.92%
2004	1.30		1,096,169	44.78		49,091,808	5.37%		1.92%
Nationwide VIT - Growth Fund - Class I (CAF)
2008	0.80 to	1.40	2,568,010	9.98 to	10.98	31,041,966	0.27%	-39.20% to	-39.57%
2007	0.80 to	1.40	3,094,521	16.41 to	18.16	61,757,970	0.17%	18.58% to	17.86%
2006	0.80 to	1.40	3,637,231	13.84 to	15.41	61,410,149	0.05%	5.32% to	4.69%
2005	0.80 to	1.40	4,490,233	13.14 to	14.72	72,042,518	0.08%	5.65% to	5.01%
2004	0.80 to	1.40	5,607,355	12.44 to	14.02	85,306,314	0.30%	7.29% to	6.64%
Nationwide VIT - Health Sciences Fund - Class II (GVGH2)
2008	0.95 to	2.40	104,433	10.33 to	12.22	1,341,247	0.10%	-26.11% to	-27.19%
2007	0.95 to	2.40	124,698	13.98 to	16.78	2,178,340	0.01%	11.85% to	10.20%
2006	0.95 to	2.40	146,024	12.50 to	15.23	2,295,803	0.00%	1.46% to	-0.02%
2005	0.95 to	2.40	164,699	12.32 to	15.23	2,566,533	0.00%	7.16% to	5.60%
2004	0.95 to	2.40	219,080	11.50 to	14.42	3,205,101	0.00%	6.54% to	4.98%
Nationwide VIT - Health Sciences Fund - Class III (GVGHS)
2008	0.80 to	1.40	425,425	11.01 to	10.57	4,518,907	0.27%	-25.83% to	-26.28%
2007	0.80 to	1.40	476,539	14.84 to	14.34	6,861,700	0.07%	12.32% to	11.63%
2006	0.80 to	1.40	539,659	13.21 to	12.84	6,954,737	0.00%	1.88% to	1.27%
2005	0.80 to	1.40	681,589	12.97 to	12.68	8,666,245	0.00%	7.56% to	6.91%
2004	0.80 to	1.40	753,248	12.06 to	11.86	8,950,781	0.00%	6.98% to	6.33%
Nationwide VIT - Health Sciences Fund - Class VI (GVGH6)
2008	0.95 to	2.60	1,764,395	8.88 to	8.21	15,216,848	0.03%	-26.15% to	-27.38%
2007	0.95 to	2.60	1,289,936	12.03 to	11.31	15,179,536	0.06%	11.90% to	10.02%
2006	0.95 to	2.50	1,150,570	10.75 to	10.31	12,177,962	0.00%	1.45% to	-0.14%
2005	0.95 to	2.75	981,490	10.59 to	10.28	10,290,290	0.00%	7.21% to	5.27%
2004	0.95 to	2.65	506,914	9.88 to	9.77	4,990,392	0.00%	-1.18% to	-2.31	%(a) (b)
Nationwide VIT - International Index Fund - Class VIII (GVIX8)
2008	0.80 to	2.75	996,023	6.68 to	6.33	6,515,309	1.84%	-43.55% to	-44.66%
2007	0.80 to	2.60	994,418	11.83 to	11.48	11,613,924	1.36%	8.51% to	6.53%
2006	0.80 to	2.50	344,723	10.90 to	10.78	3,735,515	1.44%	9.05% to	7.80	%(a) (b)
Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)
2008	0.80 to	3.10	28,976,150	10.00 to	10.31	340,600,981	2.05%	-37.35% to	-38.81%
2007	0.80 to	3.10	31,376,425	15.96 to	16.85	595,372,007	1.99%	5.11% to	2.66%
2006	0.80 to	3.15	31,476,825	15.19 to	16.39	574,617,190	2.05%	15.94% to	13.20%
2005	0.80 to	3.15	28,651,809	13.10 to	14.48	456,283,327	2.09%	7.07% to	4.54%
2004	0.80 to	3.15	15,370,206	12.24 to	13.85	229,534,791	2.08%	13.11% to	10.44%
(Continued)

134

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)
2008	0.65 to	2.90	17,322,335	$9.43 to	10.21	$194,173,796	3.48%	-6.63% to	-8.75%
2007	0.80 to	2.90	12,824,884	12.51 to	11.19	155,324,013	3.57%	4.53% to	2.31%
2006	0.80 to	2.90	11,627,252	11.96 to	10.94	135,903,498	3.06%	5.32% to	3.09%
2005	0.80 to	2.90	10,630,963	11.36 to	10.61	119,046,011	2.93%	2.48% to	0.32%
2004	0.80 to	2.85	8,879,736	11.09 to	10.58	97,796,092	2.75%	3.82% to	1.67%
Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)
2008	0.65 to	3.25	149,844,350	7.75 to	10.12	1,725,868,410	2.83%	-23.70% to	-25.69%
2007	0.75 to	3.25	145,018,915	10.15 to	13.62	2,213,097,547	2.80%	1.55% to	2.21	%(a)
2006	0.80 to	3.25	119,084,540	13.55 to	13.32	1,748,946,215	2.59%	10.46% to	7.74%
2005	0.80 to	3.25	68,034,438	12.27 to	12.36	912,007,522	2.38%	4.50% to	1.93%
2004	0.80 to	3.10	39,171,967	11.74 to	12.16	503,658,002	2.41%	8.66% to	6.14%
Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2008	0.65 to	3.25	102,697,193	6.95 to	10.24	1,214,743,220	2.48%	-31.84% to	-33.62%
2007	0.80 to	3.25	100,235,949	15.31 to	15.43	1,754,174,386	2.38%	5.30% to	2.68%
2006	0.80 to	3.25	84,334,918	14.54 to	15.03	1,411,443,294	2.32%	13.63% to	10.83%
2005	0.80 to	3.25	54,186,761	12.79 to	13.56	803,417,643	2.25%	6.22% to	3.60%
2004	0.80 to	3.25	28,932,284	12.05 to	13.09	404,519,632	2.13%	11.20% to	8.45%
Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2008	0.65 to	3.20	42,212,488	8.55 to	10.11	478,690,281	3.20%	-15.60% to	-17.76%
2007	0.80 to	3.00	37,093,457	13.43 to	12.41	505,146,597	3.22%	5.01% to	2.67%
2006	0.80 to	3.00	26,410,052	12.79 to	12.09	346,803,038	2.80%	7.56% to	5.18%
2005	0.80 to	3.00	21,337,805	11.89 to	11.49	262,262,110	2.75%	3.65% to	1.36%
2004	0.80 to	3.00	14,377,462	11.47 to	11.34	171,579,370	2.61%	6.30% to	3.94%
Nationwide VIT - J.P. Morgan Balanced Fund - Class I (BF)
2008	0.80 to	1.40	243,504	9.34 to	9.08	2,218,666	2.75%	-26.14% to	-26.59%
2007	0.80 to	1.40	265,247	12.64 to	12.36	3,289,279	2.30%	3.78% to	3.15%
2006	0.80 to	1.40	285,299	12.18 to	11.99	3,426,244	2.46%	11.35% to	10.68%
2005	0.80 to	1.40	230,571	10.94 to	10.83	2,499,509	2.31%	1.72% to	1.11%
2004	1.30 to	1.40	82,004	10.72 to	10.71	878,643	1.67%	7.17% to	7.10	%(a) (b)
Nationwide VIT - Lehman Brothers Core Plus Bond Fund - Class II (NVLCP2)
2008	0.80 to	2.70	224,113	9.88 to	9.75	2,199,217	2.74%	-1.24% to	-2.50	%(a) (b)
Nationwide VIT - Mid Cap Growth Fund - Class I (SGRF)
2008	0.80 to	1.40	1,380,783	3.82 to	3.63	5,042,610	0.00%	-46.54% to	-46.87%
2007	0.80 to	1.40	2,013,233	7.15 to	6.82	13,821,540	0.00%	8.14% to	7.48%
2006	0.80 to	1.40	2,500,190	6.61 to	6.35	15,951,881	0.00%	9.03% to	8.37%
2005	0.80 to	1.40	2,707,801	6.06 to	5.86	15,930,090	0.00%	8.87% to	8.21%
2004	0.80 to	1.40	2,756,609	5.57 to	5.41	14,976,290	0.00%	14.42% to	13.72%
Nationwide VIT - Mid Cap Growth Fund - Class II (SGRF2)
2008	0.95 to	3.20	2,006,297	8.26 to	8.54	18,751,282	0.00%	-46.79% to	-48.01%
2007	0.95 to	3.25	16,359,805	15.52 to	16.39	287,785,579	0.00%	7.69% to	5.18%
2006	0.95 to	3.25	7,591,461	14.41 to	15.58	124,920,647	0.00%	8.61% to	6.09%
2005	0.95 to	2.90	1,755,225	13.27 to	14.83	26,824,934	0.00%	8.56% to	6.43%
2004	0.95 to	2.80	1,007,022	12.22 to	13.96	14,330,559	0.00%	14.12% to	11.99%
Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)
2008	0.80 to	3.05	5,965,468	10.76 to	10.79	67,891,140	1.25%	-36.97% to	-38.41%
2007	0.80 to	3.05	6,776,727	17.07 to	17.51	121,741,631	1.44%	6.69% to	4.26%
2006	0.80 to	2.95	7,922,124	16.00 to	16.86	132,450,412	1.14%	9.01% to	6.66%
2005	0.80 to	3.00	9,202,373	14.67 to	15.79	140,639,610	1.01%	11.20% to	8.75%
2004	0.80 to	3.00	9,133,807	13.20 to	14.52	124,396,672	0.54%	14.81% to	12.26%
Nationwide VIT - Money Market Fund - Class I (SAM)
2008	0.65 to	3.25	58,886,454	10.20 to	9.57	801,127,428	1.98%	1.39% to	-1.26%
2007	0.80 to	3.25	46,091,872	14.17 to	9.69	640,751,455	4.69%	3.95% to	1.37%
2006	0.80 to	3.25	30,582,760	13.64 to	9.56	454,065,260	4.85%	3.70% to	1.14%
2005	0.80 to	2.90	25,994,392	13.15 to	9.55	403,550,772	2.81%	1.85% to	-0.30%
2004	0.80 to	2.85	24,692,825	12.91 to	9.59	402,897,044	0.83%	0.00% to	-2.06%
Nationwide VIT - Multi-Manager International Growth Fund - Class III (NVMIG3)
2008	0.80 to	1.40	236,983	6.11 to	6.08	1,442,366	0.11%	-38.93% to	-39.17	%(a) (b)
Nationwide VIT - Multi-Manager International Growth Fund - Class VI (NVMIG6)
2008	0.65 to	3.25	33,672,563	6.10 to	5.99	203,779,302	0.00%	-39.02% to	-40.09	%(a) (b)
Nationwide VIT - Multi-Manager International Value Fund - Class II (GVDIV2)
2008	0.95 to	2.20	93,231	10.09 to	11.08	1,064,102	1.54%	-46.99% to	-47.74%
2007	0.95 to	2.30	114,548	19.03 to	21.03	2,483,741	1.68%	1.73% to	0.33%
2006	0.95 to	2.30	138,583	18.71 to	20.96	2,966,966	1.79%	21.24% to	19.60%
2005	0.95 to	2.30	159,058	15.43 to	17.53	2,822,637	1.12%	10.73% to	9.22%
2004	0.95 to	2.70	207,842	13.93 to	15.94	3,356,473	3.40%	18.86% to	16.76%
(Continued)

135

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT - Multi-Manager International Value Fund - Class III (GVDIV3)
2008	0.80 to	1.40	801,982	$12.15 to	11.74	$9,450,119	1.71%	-46.76% to	-47.09%
2007	0.80 to	1.40	1,163,407	22.81 to	22.18	25,890,831	2.19%	2.10% to	1.48%
2006	0.80 to	1.40	1,414,407	22.34 to	21.85	30,988,347	2.04%	21.77% to	21.03%
2005	0.80 to	1.40	1,317,124	18.35 to	18.06	23,825,534	1.54%	11.16% to	10.49%
2004	0.80 to	1.40	1,098,371	16.51 to	16.34	17,968,143	2.34%	19.30% to	18.58%
Nationwide VIT - Multi-Manager International Value Fund - Class VI (GVDIV6)
2008	0.65 to	3.25	14,917,379	5.44 to	7.48	119,779,486	1.55%	-46.80% to	-48.20%
2007	0.95 to	3.25	17,958,586	15.73 to	14.43	274,210,858	2.13%	1.72% to	-0.66%
2006	0.95 to	3.25	8,623,100	15.46 to	14.53	130,577,252	1.68%	21.25% to	18.44%
2005	0.95 to	2.90	2,983,147	12.75 to	12.34	37,643,603	1.41%	10.74% to	8.57%
2004	0.95 to	2.65	975,961	11.51 to	11.38	11,193,338	0.88%	15.15% to	13.84	%(a) (b)
Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2008	0.80 to	1.40	4,988	6.33 to	6.30	31,488	0.49%	-36.70% to	-36.95	%(a) (b)
Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2008	1.10 to	2.60	100,379	6.31 to	6.25	631,180	0.35%	-36.86% to	-37.51	%(a) (b)
Nationwide VIT - Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2008	0.80 to	2.75	538,618	6.31 to	6.23	3,379,434	0.97%	-36.85% to	-37.69	%(a) (b)
Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2008	0.80 to	1.40	82,831	6.25 to	6.22	515,576	0.00%	-37.54% to	-37.79	%(a) (b)
Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2008	0.65 to	3.25	13,384,980	6.24 to	6.13	82,917,533	0.00%	-37.57% to	-38.67	%(a) (b)
Nationwide VIT - Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2008	0.65 to	3.25	25,339,928	6.73 to	6.61	169,207,097	1.07%	-32.72% to	-33.90	%(a) (b)
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2008	0.80 to	1.40	1,159,659	4.50 to	4.27	4,987,989	0.00%	-46.85% to	-47.17%
2007	0.80 to	1.40	1,333,156	8.47 to	8.08	10,842,638	0.00%	8.87% to	8.21%
2006	0.80 to	1.40	1,582,686	7.78 to	7.47	11,881,738	0.00%	2.38% to	1.77%
2005	0.80 to	1.40	2,005,492	7.60 to	7.34	14,778,743	0.00%	7.23% to	6.58%
2004	0.80 to	1.40	2,492,775	7.08 to	6.89	17,218,219	0.00%	12.51% to	11.83%
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2008	0.95 to	2.65	968,639	5.59 to	8.75	9,006,487	0.00%	-47.04% to	-47.96%
2007	0.95 to	2.80	1,534,096	10.55 to	15.18	26,997,038	0.00%	5.55% to	6.42	%(a)
2006	1.10 to	2.50	874,697	16.77 to	15.87	14,347,686	0.00%	1.86% to	0.42%
2005	1.10 to	2.50	833,849	16.47 to	15.81	13,450,257	0.00%	6.55% to	5.05%
2004	1.10 to	2.50	638,942	15.45 to	15.05	9,662,816	0.00%	11.92% to	10.34%
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)
2008	0.80 to	1.40	2,629,323	14.74 to	13.81	36,629,666	1.08%	-32.70% to	-33.10%
2007	0.80 to	1.40	3,462,637	21.90 to	20.65	72,051,759	1.12%	-7.64% to	-8.21%
2006	0.80 to	1.40	4,662,412	23.71 to	22.50	105,594,388	0.43%	16.36% to	15.66%
2005	0.80 to	1.40	5,997,704	20.38 to	19.45	117,326,190	0.06%	2.25% to	1.63%
2004	0.80 to	1.40	7,841,197	19.93 to	19.14	150,777,246	0.00%	16.36% to	15.66%
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2008	0.85 to	2.90	1,254,598	6.75 to	11.18	17,069,075	0.90%	-32.88% to	-34.27%
2007	0.95 to	2.70	1,429,150	14.60 to	19.38	29,121,568	0.90%	-8.12% to	-9.75%
2006	0.95 to	2.70	1,931,451	15.89 to	21.48	43,101,602	0.22%	15.99% to	13.94%
2005	0.95 to	2.50	1,711,970	13.70 to	18.96	33,130,471	0.00%	1.81% to	0.22%
2004	0.95 to	2.70	1,569,325	13.45 to	18.85	30,077,570	0.00%	15.89% to	13.84%
Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)
2008	0.80 to	1.40	3,418,854	24.14 to	22.30	76,995,047	0.79%	-38.68% to	-39.06%
2007	0.80 to	1.40	4,226,617	39.37 to	36.59	156,048,695	0.09%	1.31% to	0.69%
2006	0.80 to	1.40	5,162,695	38.86 to	36.34	189,121,006	0.10%	11.14% to	10.47%
2005	0.80 to	1.40	6,249,268	34.96 to	32.89	206,998,058	0.00%	11.42% to	10.75%
2004	0.80 to	1.40	7,419,392	31.38 to	29.70	221,665,394	0.00%	18.07% to	17.36%
Nationwide VIT - Multi-Manager Small Company Fund - Class II (SCF2)
2008	0.65 to	3.25	4,915,642	6.21 to	10.48	61,690,354	0.61%	-38.76% to	-40.36%
2007	0.95 to	3.25	4,806,056	16.16 to	17.57	99,556,181	0.00%	0.92% to	-1.44%
2006	0.95 to	3.25	4,583,575	16.02 to	17.83	94,540,917	0.06%	10.69% to	8.13%
2005	0.95 to	2.90	3,282,029	14.47 to	16.65	61,689,901	0.00%	10.95% to	8.77%
2004	0.95 to	2.65	2,079,601	13.04 to	16.79	35,465,182	0.00%	17.66% to	15.64%
(Continued)

136

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT - Nationwide Fund - Class I (TRF)
2008	0.80 to	1.40	3,836,090	$14.51 to	16.35	$139,622,623	1.38%	-42.02% to	-42.37%
2007	0.80 to	1.40	4,753,992	25.03 to	28.38	292,472,857	1.05%	7.31% to	6.66%
2006	0.80 to	1.40	3,758,145	23.33 to	26.61	99,304,252	1.04%	12.72% to	12.04%
2005	0.80 to	1.40	4,977,888	20.70 to	23.75	117,501,938	0.87%	6.58% to	5.94%
2004	0.80 to	1.40	6,455,251	19.42 to	22.41	143,936,000	1.22%	8.87% to	8.22%
Tax qualified
2006	1.30		1,402,652	109.59		153,719,563	1.04%	12.15%
2005	1.30		1,654,420	97.71		161,661,582	0.87%	6.05%
2004	1.30		1,922,412	92.14		177,133,737	1.22%	8.32%
Non-tax qualified
2006	1.30		720,281	106.77		76,904,383	1.04%	12.15%
2005	1.30		839,281	95.20		79,898,458	0.87%	6.05%
2004	1.30		986,311	89.77		88,539,823	1.22%	8.32%
Nationwide VIT - Nationwide Fund - Class II (TRF2)
2008	0.65 to	3.25	28,046,162	5.97 to	8.44	280,666,419	1.23%	-41.99% to	-43.51%
2007	0.95 to	3.25	23,169,599	10.10 to	14.95	404,959,033	0.93%	1.03% to	4.37	%(a)
2006	1.10 to	3.25	11,257,455	16.96 to	14.32	185,406,908	0.96%	12.16% to	9.73%
2005	1.10 to	2.95	1,503,114	15.12 to	13.16	22,317,067	0.68%	5.87% to	3.89%
2004	1.10 to	2.95	618,825	14.29 to	12.67	8,749,904	1.25%	8.33% to	6.30%
Nationwide VIT - Nationwide Leaders Fund - Class III (GVUSL)
2008	0.80 to	1.40	344,880	8.54 to	8.20	2,847,343	0.77%	-50.34% to	-50.64%
2007	0.80 to	1.40	397,523	17.20 to	16.62	6,641,009	1.16%	10.66% to	9.99%
2006	0.80 to	1.40	416,108	15.55 to	15.11	6,311,879	0.74%	15.20% to	14.50%
2005	0.80 to	1.40	335,241	13.49 to	13.20	4,438,380	1.75%	9.42% to	8.76%
2004	0.80 to	1.40	109,158	12.33 to	12.13	1,327,655	0.41%	17.82% to	17.11%
Nationwide VIT - Neuberger Berman Multi-Cap Opportunities Fund - Class I (NVNMO1)
2008	1.30 to	1.40	12,714	5.14 to	5.13	65,309	0.00%	-48.63% to	-48.66	%(a) (b)
Nationwide VIT - Neuberger Berman Multi-Cap Opportunities Fund - Class II (NVNMO2)
2008	1.10 to	2.75	165,613	5.12 to	5.06	843,322	0.00%	-48.84% to	-49.41	%(a) (b)
Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class I (NVNSR1)
2008	0.80 to	1.40	255,949	6.15 to	6.12	1,567,453	0.43%	-38.55% to	-38.80	%(a) (b)
Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class II (NVNSR2)
2008	0.65 to	3.25	41,560,970	6.15 to	6.04	253,618,648	0.39%	-38.50% to	-39.59	%(a) (b)
Nationwide VIT - Short Term Bond Fund - Class II (NVSTB2)
2008	0.80 to	2.90	1,618,282	9.89 to	9.75	15,898,860	2.47%	-1.10% to	-2.50	%(a) (b)
Nationwide VIT - Technology and Communications Fund - Class I (GGTC)
2008	0.80 to	1.40	69,320	2.04 to	1.94	135,605	0.00%	-48.98% to	-49.29%
2007	0.80 to	1.40	89,808	4.00 to	3.83	346,234	0.00%	19.13% to	18.40%
2006	0.80 to	1.40	134,349	3.36 to	3.23	437,058	0.00%	10.28% to	9.62%
2005	0.80 to	1.40	206,846	3.05 to	2.95	613,233	0.00%	-1.31% to	-1.91%
2004	0.80 to	1.40	275,982	3.09 to	3.01	833,304	0.00%	3.48% to	2.85%
Nationwide VIT - Technology and Communications Fund - Class II (GGTC2)
2008	1.15 to	2.45	59,489	10.17 to	9.41	593,313	0.00%	-49.38% to	-50.05%
2007	0.95 to	2.45	77,916	13.74 to	18.83	1,535,827	0.00%	18.85% to	17.04%
2006	0.95 to	2.45	86,480	11.56 to	16.09	1,441,736	0.00%	9.63% to	7.97%
2005	0.95 to	2.45	103,102	10.55 to	14.90	1,576,432	0.00%	-1.72% to	-3.20%
2004	0.95 to	2.45	153,937	10.73 to	15.39	2,408,354	0.00%	3.04% to	1.48%
Nationwide VIT - Technology and Communications Fund - Class III (GGTC3)
2008	0.80 to	1.40	328,516	7.53 to	7.23	2,390,551	0.00%	-49.00% to	-49.31%
2007	0.80 to	1.40	430,126	14.77 to	14.27	6,165,718	0.00%	19.22% to	18.49%
2006	0.80 to	1.40	503,432	12.38 to	12.04	6,083,287	0.00%	10.20% to	9.53%
2005	0.80 to	1.40	399,751	11.24 to	10.99	4,406,502	0.00%	-1.31% to	-1.90%
2004	0.80 to	1.40	575,407	11.39 to	11.20	6,459,815	0.00%	3.44% to	2.82%
Nationwide VIT - Technology and Communications Fund - Class VI (GGTC6)
2008	0.95 to	2.80	677,283	7.10 to	6.50	4,669,470	0.00%	-49.29% to	-50.25%
2007	0.95 to	2.80	1,169,229	14.01 to	13.07	15,963,363	0.00%	18.76% to	16.53%
2006	0.95 to	2.45	606,445	11.79 to	11.33	7,020,073	0.00%	10.14% to	8.48%
2005	0.95 to	2.50	335,200	10.71 to	10.43	3,556,148	0.00%	-1.72% to	-3.25%
2004	0.95 to	2.40	250,218	10.89 to	10.79	2,713,673	0.00%	8.94% to	7.89	%(a) (b)
Nationwide VIT - U.S. Growth Leaders Fund - Class II (GVUG2)
2008	0.95 to	2.95	1,047,552	6.51 to	10.06	12,820,073	0.00%	-42.03% to	-43.20%
2007	0.95 to	2.95	1,094,930	11.22 to	17.70	23,231,890	0.00%	12.24% to	18.50	%(a)
2006	1.10 to	2.95	1,117,672	18.07 to	14.94	19,776,812	0.17%	-1.60% to	-3.43%
2005	1.10 to	2.95	1,053,974	18.36 to	15.47	19,056,867	0.00%	10.47% to	8.41%
2004	1.10 to	2.95	643,867	16.62 to	14.27	10,597,692	0.00%	10.87% to	8.79%
(Continued)

137

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT - U.S. Growth Leaders Fund - Class III (GVUGL)
2008	0.80 to	1.40	270,231	$10.76 to	10.33	$2,805,775	0.00%	-41.73% to	-42.08%
2007	0.80 to	1.40	329,074	18.46 to	17.84	5,894,162	0.00%	21.45% to	20.71%
2006	0.80 to	1.40	454,175	15.20 to	14.78	6,733,083	0.25%	-1.08% to	-1.68%
2005	0.80 to	1.40	651,383	15.37 to	15.03	9,813,069	0.00%	11.10% to	10.43%
2004	0.80 to	1.40	652,165	13.83 to	13.61	8,890,581	0.00%	11.55% to	10.87%
Nationwide VIT - Van Kampen Comstock Value Fund - Class II (EIF2)
2008	0.65 to	3.25	8,010,536	6.21 to	9.03	85,951,615	1.57%	-37.63% to	-39.26%
2007	0.80 to	3.25	18,188,564	12.93 to	14.86	315,762,751	1.56%	-3.39% to	-5.79%
2006	0.80 to	3.25	11,215,121	13.38 to	15.77	203,267,045	1.51%	14.64% to	11.81%
2005	0.80 to	3.00	3,772,570	11.67 to	14.20	60,363,959	1.31%	3.12% to	0.84%
2004	0.80 to	3.00	2,181,509	11.32 to	14.09	34,193,585	1.18%	13.17% to	13.57	%(a)
Nationwide VIT - Van Kampen Multi-Sector Bond Fund - Class I (MSBF)
2008	0.80 to	2.95	4,888,835	12.10 to	8.86	50,278,472	7.18%	-17.95% to	-19.73%
2007	0.80 to	2.95	5,127,598	14.75 to	11.04	65,624,015	3.96%	3.78% to	1.52%
2006	0.80 to	2.70	4,491,128	14.21 to	11.36	56,418,087	4.15%	4.00% to	2.02%
2005	0.80 to	2.35	4,431,813	13.67 to	11.25	54,176,221	4.11%	1.36% to	-0.21%
2004	0.80 to	2.35	3,294,635	13.48 to	11.28	40,671,999	5.14%	5.68% to	4.03%
Nationwide VIT - Van Kampen Real Estate Fund - Class I (NVRE1)
2008	0.80 to	1.40	146,484	5.62 to	5.59	819,751	4.56%	-43.84% to	-44.06	%(a) (b)
Nationwide VIT - Van Kampen Real Estate Fund - Class II (NVRE2)
2008	0.95 to	2.80	319,169	5.60 to	5.53	1,779,763	3.53%	-44.02% to	-44.73	%(a) (b)
Neuberger Berman AMT - Growth Portfolio - Class I (AMTG)
2008	0.80 to	1.40	2,411,370	12.76 to	14.52	67,084,772	0.00%	-44.13% to	-44.47%
2007	0.80 to	1.40	2,896,657	22.83 to	26.15	143,154,846	0.00%	21.71% to	20.97%
2006	0.80 to	1.40	3,507,840	18.76 to	21.62	141,328,488	0.00%	13.16% to	12.48%
2005	0.80 to	1.40	4,407,773	16.58 to	19.22	155,259,354	0.00%	12.59% to	11.91%
2004	0.80 to	1.40	5,418,656	14.72 to	17.18	167,323,055	0.00%	15.67% to	14.97%
Neuberger Berman AMT - Guardian Portfolio - Class I (AMGP)
2008	0.80 to	1.40	928,163	9.15 to	8.57	8,023,491	0.53%	-37.75% to	-38.13%
2007	0.80 to	1.40	1,105,261	14.69 to	13.86	15,420,332	0.26%	6.52% to	5.88%
2006	0.80 to	1.40	1,399,614	13.79 to	13.09	18,425,578	0.61%	12.47% to	11.79%
2005	0.80 to	1.40	1,777,747	12.26 to	11.71	20,912,861	0.14%	7.53% to	6.88%
2004	0.80 to	1.40	2,342,770	11.40 to	10.95	25,763,450	0.11%	14.89% to	14.19%
Neuberger Berman AMT - International Portfolio - Class S (AMINS)
2008	0.80 to	3.25	1,025,292	5.65 to	7.10	7,732,508	0.00%	-46.87% to	-48.18%
2007	0.80 to	3.25	20,563,376	10.64 to	13.71	293,656,493	2.14%	2.38% to	-0.16%
2006	0.80 to	3.25	10,936,799	10.39 to	13.73	153,950,501	0.34%	3.93% to	19.45	%(a)
2005	1.10 to	2.90	816,611	11.66 to	11.52	9,478,809	0.19%	16.64% to	15.23	%(a) (b)
Neuberger Berman AMT - Mid Cap Growth Portfolio - Class S (AMMCGS)
2008	0.95 to	2.45	400,219	10.54 to	11.44	4,818,061	0.00%	-44.05% to	-44.90%
2007	0.95 to	2.80	507,184	18.83 to	20.39	10,958,939	0.00%	21.03% to	18.76%
2006	0.95 to	2.80	502,810	15.56 to	17.17	9,020,221	0.00%	13.39% to	11.27%
2005	0.95 to	2.80	497,419	13.72 to	15.43	7,966,901	0.00%	12.35% to	10.26%
2004	0.95 to	2.80	543,076	12.22 to	13.99	7,797,293	0.00%	14.93% to	12.79%
Neuberger Berman AMT - Partners Portfolio - Class I (AMTP)
2008	0.80 to	1.40	4,031,046	14.91 to	17.56	71,403,179	0.49%	-52.77% to	-53.06%
2007	0.80 to	1.40	4,821,251	31.57 to	37.41	181,803,724	0.61%	8.46% to	7.80%
2006	0.80 to	1.40	5,867,088	29.10 to	34.71	205,069,108	0.68%	11.35% to	10.67%
2005	0.80 to	1.40	7,134,701	26.14 to	31.36	225,087,003	0.95%	17.10% to	16.40%
2004	0.80 to	1.40	7,656,207	22.32 to	26.94	207,292,280	0.01%	18.02% to	17.31%
Neuberger Berman AMT - Regency Portfolio - Class S (AMRS)
2008	0.80 to	2.95	1,216,019	5.60 to	6.46	8,275,433	0.93%	-46.38% to	-47.55%
2007	0.80 to	2.95	1,309,013	10.44 to	12.31	16,737,536	0.38%	2.22% to	0.00%
2006	0.80 to	2.55	1,440,361	10.21 to	12.39	18,134,505	0.33%	2.14% to	8.11	%(a)
2005	1.10 to	2.70	345,932	11.58 to	11.45	3,990,761	0.00%	15.77% to	14.53	%(a) (b)
Neuberger Berman AMT - Small Cap Growth Portfolio - Class S (AMFAS)
2008	0.80 to	2.80	406,370	5.85 to	7.91	3,706,928	0.00%	-39.96% to	-41.17%
2007	0.80 to	2.80	392,938	9.74 to	13.45	6,032,559	0.00%	-0.29% to	-2.32%
2006	0.80 to	2.50	399,331	9.77 to	15.09	6,218,632	0.00%	-2.34% to	2.63	%(a)
2005	0.95 to	2.50	361,496	12.43 to	14.71	5,431,443	0.00%	1.92% to	0.33%
2004	1.05 to	2.50	257,470	12.18 to	14.66	3,819,533	0.00%	10.70% to	9.08%
Neuberger Berman AMT - Socially Responsive Portfolio - Class I (AMSRS)
2008	0.80 to	3.05	2,392,040	8.68 to	9.31	24,246,445	0.27%	-39.93% to	-41.29%
2007	0.80 to	3.25	29,683,131	14.45 to	15.71	500,470,234	0.10%	6.75% to	4.10%
2006	0.80 to	3.25	14,567,602	13.54 to	15.09	232,049,667	0.09%	12.80% to	10.02%
2005	0.80 to	3.00	2,318,131	12.00 to	13.81	33,095,968	0.00%	6.00% to	3.66%
2004	0.95 to	3.00	851,027	12.45 to	13.32	11,561,669	0.00%	12.20% to	9.88%
(Continued)

138

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Oppenheimer VAF - Balanced Fund - Non-Service Class (OVMS)
2008	0.80 to	1.40	2,972,160	$13.61 to	14.36	$52,339,138	2.98%	-43.92% to	-44.26%
2007	0.80 to	1.40	3,793,326	24.27 to	25.77	119,039,885	2.68%	2.95% to	2.33%
2006	0.80 to	1.40	4,523,880	23.58 to	25.18	137,769,586	2.17%	10.26% to	9.59%
2005	0.80 to	1.40	5,647,775	21.38 to	22.98	155,150,510	1.80%	3.06% to	2.44%
2004	0.80 to	1.40	6,601,220	20.75 to	22.43	175,416,139	1.04%	9.22% to	8.56%
Oppenheimer VAF - Capital Appreciation Fund - Service Class (OVCAFS)
2008	0.95 to	2.95	3,576,621	7.76 to	7.81	33,310,024	0.00%	-46.18% to	-47.27%
2007	0.95 to	2.95	3,981,882	14.42 to	14.82	69,363,812	0.01%	12.77% to	10.48%
2006	0.95 to	2.95	4,129,863	12.79 to	13.41	64,078,686	0.19%	6.66% to	4.51%
2005	0.95 to	2.90	4,173,108	11.99 to	12.85	61,055,416	0.66%	3.87% to	1.83%
2004	0.95 to	2.75	3,161,586	11.54 to	12.65	44,803,436	0.18%	5.60% to	3.68%
Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)
2008	0.80 to	1.40	3,977,449	10.59 to	9.88	39,665,920	0.15%	-45.95% to	-46.28%
2007	0.80 to	1.40	4,805,480	19.60 to	18.39	89,129,237	0.24%	13.23% to	12.54%
2006	0.80 to	1.40	6,037,158	17.31 to	16.34	99,391,010	0.39%	7.09% to	6.44%
2005	0.80 to	1.40	7,865,933	16.16 to	15.36	121,515,526	0.95%	4.26% to	3.63%
2004	0.80 to	1.40	10,200,109	15.50 to	14.82	151,901,981	0.31%	6.08% to	5.44%
Oppenheimer VAF - Core Bond Fund - Non-Service Class (OVB)
2008	0.80 to	1.40	3,473,316	10.78 to	10.87	48,106,805	4.82%	-39.54% to	-39.90%
2007	0.80 to	1.40	4,466,808	17.82 to	18.09	102,125,225	5.26%	3.55% to	2.92%
2006	0.80 to	1.40	5,265,751	17.21 to	17.57	115,936,276	5.40%	4.44% to	3.81%
2005	0.80 to	1.40	6,433,177	16.48 to	16.93	135,323,164	5.43%	1.77% to	1.15%
2004	0.80 to	1.40	8,037,160	16.19 to	16.74	165,175,386	4.84%	4.65% to	4.02%
Oppenheimer VAF - Global Securities Fund - Class 3 (OVGS3)
2008	0.80 to	1.40	4,134,462	13.99 to	13.52	56,156,335	1.57%	-40.67% to	-41.03%
2007	0.80 to	1.40	4,898,499	23.58 to	22.92	112,720,550	1.39%	5.48% to	4.84%
2006	0.80 to	1.40	5,524,646	22.35 to	21.86	121,147,673	0.98%	16.75% to	16.05%
2005	0.80 to	1.40	5,308,749	19.15 to	18.84	100,226,186	0.96%	13.43% to	12.74%
2004	0.80 to	1.40	4,802,654	16.88 to	16.71	80,353,321	1.07%	18.24% to	17.53%
Oppenheimer VAF - Global Securities Fund - Class 4 (OVGS4)
2008	0.95 to	2.70	5,863,169	9.43 to	8.68	53,981,607	1.24%	-40.91% to	-41.96%
2007	0.95 to	2.70	6,661,852	15.96 to	14.96	104,330,390	1.12%	5.05% to	3.18%
2006	0.95 to	2.70	6,304,392	15.20 to	14.50	94,470,011	0.85%	16.29% to	14.24%
2005	0.95 to	2.50	5,674,152	13.07 to	12.73	73,470,008	0.64%	12.97% to	11.20%
2004	0.95 to	2.70	2,505,064	11.57 to	11.43	28,879,946	0.00%	15.69% to	14.33	%(a) (b)
Oppenheimer VAF - Global Securities Fund - Non-Service Class (OVGS)
2008	0.80 to	1.40	4,605,983	24.87 to	23.88	117,211,377	1.61%	-40.67% to	-41.03%
2007	0.80 to	1.40	5,756,123	41.92 to	40.49	248,042,653	1.41%	5.46% to	4.82%
2006	0.80 to	1.40	7,165,665	39.75 to	38.62	294,029,956	1.05%	16.75% to	16.05%
2005	0.80 to	1.40	8,956,758	34.04 to	33.28	315,862,240	1.04%	13.40% to	12.71%
2004	0.80 to	1.40	11,400,256	30.02 to	29.53	355,783,572	1.28%	18.21% to	17.50%
Oppenheimer VAF - Global Securities Fund - Service Class (OVGSS)
2008	0.95 to	2.30	675,950	11.35 to	13.48	9,467,392	1.32%	-40.90% to	-41.71%
2007	0.95 to	2.30	862,593	19.20 to	23.12	20,585,407	1.22%	5.07% to	3.63%
2006	0.95 to	2.30	967,988	18.27 to	22.31	22,124,575	0.88%	16.25% to	14.67%
2005	0.95 to	2.30	1,118,144	15.72 to	19.46	22,094,897	0.85%	12.98% to	11.44%
2004	0.95 to	2.30	1,316,404	13.91 to	17.46	23,100,094	1.49%	17.75% to	16.15%
Oppenheimer VAF - High Income Fund - Class 3 (OVHI3)
2008	0.80 to	1.40	126,679	2.01 to	1.99	252,740	4.88%	-79.06% to	-79.19%
2007	0.80 to	1.40	48,923	9.61 to	9.57	468,403	0.00%	-3.91% to	-4.30	%(a) (b)
Oppenheimer VAF - High Income Fund - Class 4 (OVHI4)
2008	0.95 to	2.80	2,070,239	2.03 to	1.97	4,158,939	5.83%	-78.83% to	-79.23%
2007	0.95 to	2.75	991,751	9.59 to	9.47	9,472,520	0.00%	-4.12% to	-5.29	%(a) (b)
Oppenheimer VAF - High Income Fund - Non-Service Class (OVHI)
2008	0.80 to	1.40	23,524	2.21 to	2.18	51,336	8.75%	-78.84% to	-78.97%
2007	0.80 to	1.40	49,246	10.46 to	10.35	510,531	7.99%	-0.91% to	-1.51%
2006	1.30 to	1.40	87,967	10.52 to	10.51	924,954	0.00%	5.16% to	5.09	%(a) (b)
Oppenheimer VAF - High Income Fund - Service Class (OVHIS)
2008	0.95 to	2.70	1,274,342	2.64 to	2.70	3,677,309	7.68%	-78.78% to	-79.15%
2007	0.95 to	2.70	1,877,575	12.44 to	12.94	25,692,805	8.06%	-1.42% to	-3.17%
2006	0.95 to	2.75	3,180,409	12.62 to	12.22	44,449,263	7.17%	8.19% to	6.23%
2005	0.95 to	2.45	3,038,153	11.66 to	12.67	39,502,363	5.82%	1.04% to	-0.49%
2004	0.95 to	2.35	2,601,130	11.54 to	13.18	33,693,872	4.57%	7.70% to	6.24%
Oppenheimer VAF - Main Street Small Cap Fund(R) - Non-Service Class (OVSC)
2008	0.80 to	1.40	440,857	6.07 to	5.97	2,638,595	0.51%	-38.33% to	-38.70%
2007	0.80 to	1.40	418,752	9.84 to	9.74	4,084,325	0.29%	-2.00% to	-2.60%
2006	0.80 to	1.40	227,665	10.04 to	10.00	2,277,965	0.00%	0.41% to	0.01	% (a) (b)
(Continued)

139

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Oppenheimer VAF - Main Street Small Cap Fund(R) - Service Class (OVSCS)
2008	0.65 to	3.25	8,337,343	$6.27 to	10.52	$105,311,346	0.29%	-38.41% to	-40.02%
2007	0.95 to	3.25	6,050,092	16.03 to	17.54	125,648,459	0.13%	-2.33% to	-4.61%
2006	0.95 to	3.25	3,305,000	16.41 to	18.39	70,852,158	0.01%	13.57% to	10.94%
2005	0.95 to	2.90	1,105,896	14.45 to	16.74	21,104,247	0.00%	8.68% to	6.54%
2004	0.95 to	2.70	731,026	13.29 to	17.34	12,914,027	0.00%	18.05% to	15.96%
Oppenheimer VAF - Main Street(R) - Non-Service Class (OVGI)
2008	0.80 to	1.40	2,022,607	6.69 to	6.35	12,938,096	1.56%	-38.96% to	-39.33%
2007	0.80 to	1.40	2,487,109	10.97 to	10.47	26,194,088	1.03%	3.58% to	2.95%
2006	0.80 to	1.40	2,841,846	10.59 to	10.17	29,040,677	1.13%	14.11% to	13.42%
2005	0.80 to	1.40	3,231,392	9.28 to	8.96	29,087,134	1.38%	5.13% to	4.50%
2004	0.80 to	1.40	3,830,214	8.83 to	8.58	32,960,291	0.87%	8.58% to	7.93%
Oppenheimer VAF - Main Street(R) - Service Class (OVGIS)
2008	0.65 to	3.25	27,005,578	6.26 to	8.57	272,771,613	1.22%	-39.02% to	-40.62%
2007	0.95 to	3.25	24,014,369	14.72 to	14.44	402,804,694	0.63%	3.16% to	0.75%
2006	0.95 to	3.25	14,409,505	14.27 to	14.33	236,003,634	0.48%	13.67% to	11.04%
2005	0.95 to	2.95	3,831,295	12.56 to	13.01	55,729,762	0.95%	4.74% to	2.63%
2004	0.95 to	2.85	2,371,195	11.99 to	12.70	33,173,754	0.49%	8.11% to	6.04%
Oppenheimer VAF - Mid Cap Fund - Non-Service Class (OVAG)
2008	0.80 to	1.40	2,176,324	3.41 to	3.24	7,101,334	0.00%	-49.48% to	-49.78%
2007	0.80 to	1.40	2,576,050	6.75 to	6.45	16,720,309	0.00%	5.48% to	4.84%
2006	0.80 to	1.40	3,147,364	6.40 to	6.15	19,465,941	0.00%	2.13% to	1.52%
2005	0.80 to	1.40	4,765,383	6.27 to	6.06	28,985,432	0.00%	11.43% to	10.76%
2004	0.80 to	1.40	5,103,889	5.63 to	5.47	28,008,620	0.00%	18.82% to	18.10%
Pioneer Small Cap Value II VCT Portfolio - Class I (SFRSCV)
2005	0.95 to	1.05	80,124	15.46 to	15.43	1,237,644	0.48%	13.86% to	13.74%
2004	0.95 to	1.05	38,238	13.58 to	13.56	519,026	0.00%	21.15% to	21.02%
Pioneer VCT - Pioneer Small Cap Value Portfolio - Class I (PISVP1)
2008	0.95 to	1.05	105,733	6.12 to	6.10	646,042	0.60%	-38.59% to	-38.65%
2007	0.95 to	1.05	117,897	9.96 to	9.95	1,173,591	0.73%	-7.85% to	-7.94%
2006	0.95 to	1.05	124,148	10.81 to	10.80	1,341,708	0.26%	8.10% to	8.04	%(a) (b)
Putnam VT - Growth and Income Fund - Class IB (PVGIB)
2008	1.05 to	2.80	387,088	8.31 to	8.26	3,423,016	2.18%	-39.34% to	-40.42%
2007	1.05 to	2.80	468,881	13.69 to	13.86	6,876,101	1.36%	-7.03% to	-8.68%
2006	1.05 to	2.80	551,603	14.73 to	15.18	8,748,454	1.52%	14.70% to	12.67%
2005	0.95 to	2.80	644,011	12.87 to	13.47	8,937,063	1.64%	4.23% to	2.29%
2004	1.05 to	2.80	491,760	12.33 to	13.17	6,602,053	0.90%	9.94% to	8.00%
Putnam VT - International Equity Fund - Class IB (PVTIGB)
2008	1.15 to	2.40	61,180	12.12 to	11.28	724,632	2.19%	-44.60% to	-45.30%
2007	1.15 to	2.40	71,037	21.88 to	20.62	1,525,012	2.96%	7.11% to	5.75%
2006	1.15 to	2.40	87,538	20.43 to	19.50	1,761,143	0.61%	26.25% to	24.66%
2005	1.15 to	2.65	92,906	16.18 to	15.53	1,485,977	1.49%	10.91% to	9.23%
2004	1.15 to	2.65	126,817	14.59 to	14.22	1,836,698	2.11%	14.86% to	13.12%
Putnam VT - Voyager Fund - Class IB (PVTVB)
2008	1.15 to	2.80	142,184	8.63 to	7.85	1,187,340	0.00%	-37.76% to	-38.80%
2007	1.15 to	2.80	168,443	13.87 to	12.82	2,271,117	0.00%	4.30% to	2.55%
2006	0.95 to	2.80	213,216	12.21 to	12.50	2,766,251	0.10%	4.44% to	2.49%
2005	0.95 to	2.80	276,236	11.69 to	12.20	3,456,648	0.71%	4.69% to	2.74%
2004	1.10 to	2.80	261,001	12.22 to	11.87	3,144,631	0.17%	3.88% to	2.09%
T. Rowe Price Blue Chip Growth Portfolio - II (TRBCG2)
2008	0.65 to	3.25	19,673,406	5.86 to	7.07	147,156,139	0.12%	-43.02% to	-44.52%
2007	0.80 to	3.25	10,055,319	11.81 to	12.74	133,588,581	0.14%	11.58% to	8.81%
2006	0.80 to	2.90	1,860,568	10.59 to	11.78	22,408,234	0.29%	5.86% to	6.17	%(a)
2005	1.10 to	2.90	596,546	11.23 to	11.10	6,676,122	0.19%	12.32% to	10.96	%(a) (b)
T. Rowe Price Equity Income Portfolio - II (TREI2)
2008	0.80 to	2.95	7,723,076	7.13 to	7.43	60,261,084	2.21%	-36.78% to	-38.15%
2007	0.80 to	2.95	6,128,523	11.28 to	12.01	76,349,143	1.66%	2.20% to	-0.03%
2006	0.80 to	2.95	4,412,317	11.04 to	12.01	54,220,730	1.32%	10.35% to	15.16	%(a)
2005	1.10 to	2.80	1,288,795	10.56 to	10.44	13,568,484	1.31%	5.59% to	4.39	%(a) (b)
T. Rowe Price Limited Term Bond Portfolio - Class II (TRLT2)
2008	0.80 to	2.90	4,360,949	10.79 to	10.08	46,053,950	3.75%	0.50% to	-1.63%
2007	0.80 to	2.90	2,984,605	10.74 to	10.25	31,585,239	3.11%	4.38% to	2.16%
2006	1.10 to	2.80	897,335	10.34 to	10.05	9,206,800	3.73%	2.88% to	1.12%
2005	1.10 to	2.70	297,273	10.05 to	9.95	2,977,178	2.51%	0.54% to	-0.54	%(a) (b)
(Continued)

140

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2008	0.80 to	1.40	2,380,596	$12.77 to	15.38	$38,616,074	0.77%	-34.95% to	-35.34%
2007	0.80 to	1.40	2,887,153	19.64 to	23.79	72,290,938	0.55%	6.92% to	6.27%
2006	0.80 to	1.40	3,504,269	18.37 to	22.39	82,432,140	0.11%	8.33% to	7.68%
2005	0.80 to	1.40	4,359,987	16.95 to	20.79	95,023,542	0.00%	2.79% to	2.17%
2004	0.80 to	1.40	5,445,879	16.49 to	20.35	115,826,541	0.36%	5.36% to	4.72%
Van Eck Worldwide Insurance Trust - Bond Fund - Class R1 (VWBFR)
2008	0.80 to	1.40	642,414	12.77 to	12.42	8,003,418	8.12%	2.87% to	2.25%
2007	0.80 to	1.40	731,903	12.42 to	12.15	8,910,518	5.57%	8.94% to	8.27%
2006	0.80 to	1.40	690,934	11.40 to	11.22	7,763,189	7.87%	5.55% to	4.91%
2005	0.80 to	1.40	653,908	10.80 to	10.69	6,998,382	6.56%	-3.89% to	-4.47%
2004	0.80 to	1.40	494,491	11.24 to	11.19	5,536,020	0.00%	12.37% to	11.92	%(a) (b)
Van Eck Worldwide Insurance Trust - Bond Fund - Initial Class (VWBF)
2008	0.80 to	1.40	703,225	17.70 to	18.55	15,375,868	9.07%	2.78% to	2.16%
2007	0.80 to	1.40	889,847	17.22 to	18.16	19,097,162	6.47%	8.83% to	8.17%
2006	0.80 to	1.40	1,107,173	15.82 to	16.79	21,961,040	8.79%	5.63% to	4.99%
2005	0.80 to	1.40	1,440,459	14.98 to	15.99	26,984,368	7.64%	-3.81% to	-4.39%
2004	0.80 to	1.40	1,831,299	15.57 to	16.72	35,793,497	9.55%	8.28% to	7.62%
Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Class R1 (VWEMR)
2008	0.80 to	1.40	763,916	10.94 to	10.63	8,156,428	0.00%	-65.03% to	-65.25%
2007	0.80 to	1.40	1,152,258	31.28 to	30.60	35,362,793	0.40%	36.46% to	35.63%
2006	0.80 to	1.40	1,106,434	22.92 to	22.56	25,013,200	0.53%	38.42% to	37.59%
2005	0.80 to	1.40	877,819	16.56 to	16.40	14,412,087	0.59%	30.81% to	30.02%
2004	0.80 to	1.40	513,201	12.66 to	12.61	6,474,361	0.00%	26.61% to	26.10	%(a) (b)
Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Initial Class (VWEM)
2008	0.80 to	1.40	1,264,058	10.25 to	9.53	12,153,665	0.00%	-65.06% to	-65.27%
2007	0.80 to	1.40	1,599,935	29.33 to	27.43	44,248,455	0.46%	36.51% to	35.68%
2006	0.80 to	1.40	2,079,717	21.49 to	20.22	42,350,828	0.63%	38.38% to	37.55%
2005	0.80 to	1.40	2,663,102	15.53 to	14.70	39,392,769	0.84%	30.94% to	30.15%
2004	0.80 to	1.40	3,491,296	11.86 to	11.29	39,648,217	0.64%	24.88% to	24.13%
Van Eck Worldwide Insurance Trust - Hard Assets Fund - Class R1 (VWHAR)
2008	0.80 to	1.40	1,219,284	17.93 to	17.43	21,333,920	0.35%	-46.53% to	-46.85%
2007	0.80 to	1.40	1,400,348	33.53 to	32.79	46,055,901	0.11%	44.16% to	43.28%
2006	0.80 to	1.40	1,470,219	23.26 to	22.89	33,718,368	0.07%	23.54% to	22.80%
2005	0.80 to	1.40	1,551,985	18.83 to	18.64	28,960,958	0.19%	50.41% to	49.50%
2004	0.80 to	1.40	746,021	12.52 to	12.47	9,304,789	0.00%	25.17% to	24.67	%(a) (b)
Van Eck Worldwide Insurance Trust - Hard Assets Fund - Initial Class (VWHA)
2008	0.80 to	1.40	892,365	24.91 to	23.83	24,758,601	0.31%	-46.56% to	-46.88%
2007	0.80 to	1.40	1,118,247	46.61 to	44.87	58,352,118	0.12%	44.19% to	43.31%
2006	0.80 to	1.40	1,340,984	32.32 to	31.31	48,678,714	0.07%	23.50% to	22.75%
2005	0.80 to	1.40	1,699,058	26.17 to	25.51	49,998,755	0.35%	50.46% to	49.56%
2004	0.80 to	1.40	2,157,026	17.39 to	17.05	42,204,825	0.43%	23.24% to	22.49%
Van Kampen UIF - Core Plus Fixed Income Portfolio - Class I (MSVFI)
2008	0.80 to	1.40	312,617	9.73 to	9.58	2,999,638	4.42%	-10.92% to	-11.46%
2007	1.30 to	1.40	328,510	10.83 to	10.82	3,557,887	4.01%	4.08% to	3.97%
2006	0.80 to	1.40	136,094	10.44 to	10.40	1,416,424	1.17%	4.45% to	4.03	%(a) (b)
Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (MSVF2)
2008	0.65 to	3.25	22,132,369	8.92 to	8.94	214,874,888	4.27%	-11.04% to	-13.37%
2007	0.95 to	3.25	25,887,057	11.60 to	10.32	286,272,488	3.60%	4.21% to	1.78%
2006	0.95 to	3.25	10,572,601	11.13 to	10.14	113,144,737	3.36%	2.58% to	0.20%
2005	0.95 to	2.90	1,959,026	10.85 to	10.22	20,680,370	2.78%	2.95% to	0.93%
2004	1.10 to	2.85	797,097	10.44 to	10.13	8,251,586	3.48%	2.93% to	1.12%
Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (MSEM)
2008	0.80 to	1.40	256,891	17.71 to	16.52	4,280,827	7.11%	-15.66% to	-16.17%
2007	0.80 to	1.40	351,451	21.00 to	19.71	6,980,725	7.33%	5.68% to	5.03%
2006	0.80 to	1.40	498,158	19.88 to	18.77	9,413,461	8.31%	9.92% to	9.26%
2005	0.80 to	1.40	725,492	18.08 to	17.18	12,534,982	7.55%	11.36% to	10.68%
2004	0.80 to	1.40	992,232	16.24 to	15.52	15,474,285	6.82%	9.18% to	8.52%
Van Kampen UIF - Emerging Markets Debt Portfolio - Class II (MSEMB)
2008	1.10 to	2.15	91,031	14.79 to	13.87	1,317,461	7.10%	-15.92% to	-16.81%
2007	1.10 to	2.15	113,859	17.59 to	16.68	1,965,340	7.38%	5.22% to	4.10%
2006	1.10 to	2.15	145,536	16.72 to	16.02	2,396,495	8.35%	9.59% to	8.43%
2005	1.10 to	2.45	171,015	15.26 to	14.64	2,577,975	7.16%	10.91% to	9.40%
2004	0.95 to	2.45	246,266	11.80 to	13.38	3,341,560	8.89%	9.03% to	7.38%
(Continued)

141

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)
2008	0.80 to	1.40	2,056,027	$30.32 to	28.44	$59,067,311	3.36%	-38.39% to	-38.77%
2007	0.80 to	1.40	2,592,043	49.21 to	46.45	121,497,196	1.18%	-17.74% to	-18.24%
2006	0.80 to	1.40	3,810,701	59.82 to	56.82	218,265,572	1.07%	36.94% to	36.12%
2005	0.80 to	1.40	4,368,496	43.68 to	41.74	183,618,271	1.20%	16.12% to	15.42%
2004	0.80 to	1.40	5,160,818	37.62 to	36.16	187,725,450	1.47%	35.30% to	34.49%
Van Kampen UIF - U.S. Real Estate Portfolio - Class II (MSVREB)
2008	0.95 to	2.80	3,061,013	11.91 to	12.96	42,791,166	2.76%	-38.64% to	-39.80%
2007	0.95 to	2.70	3,568,905	19.41 to	21.64	81,882,876	1.04%	-18.06% to	-19.52%
2006	0.95 to	2.80	4,145,461	23.69 to	26.78	116,700,717	0.94%	36.36% to	33.83%
2005	0.95 to	2.70	3,310,194	17.37 to	20.07	68,799,980	1.14%	15.65% to	13.61%
2004	0.95 to	2.75	2,479,086	15.02 to	17.65	44,807,033	1.33%	34.78% to	32.33%
Victory VIF - Diversified Stock Fund - Class A (VYDS)
2008	1.15 to	2.10	57,375	9.98 to	9.47	564,917	0.75%	-38.58% to	-39.17%
2007	1.15 to	2.10	66,078	16.25 to	15.57	1,063,078	0.66%	8.68% to	7.63%
2006	1.15 to	2.10	65,321	14.95 to	14.47	969,737	0.30%	12.38% to	11.30%
2005	1.15 to	2.10	64,852	13.30 to	13.00	859,735	0.07%	7.50% to	6.47%
2004	1.15 to	2.00	40,476	12.37 to	12.23	502,687	0.97%	8.40% to	7.47%
Wells Fargo AVT - Discovery Fund(SM) (SVDF)
2008	0.80 to	1.40	1,508,012	15.55 to	18.44	32,197,505	0.00%	-44.80% to	-45.14%
2007	0.80 to	1.40	1,793,964	28.18 to	33.62	69,679,934	0.00%	21.34% to	20.60%
2006	0.80 to	1.40	2,138,630	23.22 to	27.88	68,607,503	0.00%	13.73% to	13.04%
2005	0.80 to	1.40	2,486,339	20.42 to	24.66	70,294,123	0.00%	7.41% to	6.76%
2004	0.80 to	1.40	3,008,430	19.01 to	23.10	79,265,637	0.00%	14.79% to	14.10%
Wells Fargo AVT - Large Company Growth Fund (WFVLCG)
2008	1.75 to	2.20	11,776	6.66 to	6.54	77,336	0.27%	-40.06% to	-40.34%
2007	1.75 to	2.20	12,402	11.12 to	10.96	136,370	0.00%	5.72% to	5.23%
2006	1.40 to	2.20	13,143	10.60 to	10.41	137,213	0.00%	0.92% to	0.10%
2005	1.40 to	2.20	13,234	10.50 to	10.40	137,863	0.18%	4.22% to	3.38%
2004	2.10		2,297	10.06		23,117	0.00%	0.64%	(a) (b)
Wells Fargo AVT - Money Market Fund (WFVMM)
2008	1.15 to	1.40	20,154	10.95 to	10.84	218,444	1.76%	1.10% to	0.84%
2007	1.15 to	1.40	1,632	10.83 to	10.74	17,585	4.60%	3.47% to	3.20%
2006	1.15 to	1.40	1,635	10.47 to	10.41	17,055	26.87%	3.22% to	2.96%
2005	1.40		1,058	10.11		10,698	34.36%	1.11%
Wells Fargo AVT - Opportunity Fund(SM) (SVOF)
2008	0.80 to	1.40	4,815,928	20.38 to	23.63	144,228,895	1.88%	-40.58% to	-40.94%
2007	0.80 to	1.40	5,757,665	34.29 to	40.01	291,024,130	0.62%	5.78% to	5.13%
2006	0.80 to	1.40	7,005,669	32.42 to	38.06	334,888,686	0.00%	11.32% to	10.65%
2005	0.80 to	1.40	8,710,393	29.12 to	34.39	373,720,329	0.00%	7.02% to	6.38%
2004	0.80 to	1.40	10,844,850	27.21 to	32.33	434,154,524	0.00%	17.27% to	16.57%
Wells Fargo AVT - Small-Mid Cap Value Fund (WFVSMV)
2008	1.10 to	1.25	1,260	5.18 to	5.17	6,526	0.00%	-45.16% to	-45.24%
2007	1.25		39	9.43		368	0.00%	-5.65%	(a) (b)
Wells Fargo AVT - Total Return Bond Fund (WFVTRB)
2008	1.15		2,116	11.04		23,352	4.80%	1.21%
2007	1.15		2,116	10.90		23,072	4.56%	4.96%
2006	1.15		2,116	10.39		21,981	4.32%	2.63%
2005	1.15		2,116	10.12		21,419	0.49%	0.73%

2008	Reserves for annuity contracts in payout phase:	7,453,205
2008	Contract owners’ equity	$16,006,481,073
2007	Reserves for annuity contracts in payout phase:	12,121,909
2007	Contract owners’ equity	$22,175,260,947
2006	Reserves for annuity contracts in payout phase:	11,157,956
2006	Contract owners’ equity	$17,880,717,436
2005	Reserves for annuity contracts in payout phase:	9,694,221
2005	Contract owners’ equity	$13,950,161,968
2004	Reserves for annuity contracts in payout phase:	9,554,595
2004	Contract owners’ equity	$12,749,242,735
(Continued)

142

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

*	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or contract maintenance charges, that result in direct reductions to the contractholder accounts through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of the value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.
(a) & (b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added and funded during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

143

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2008 and 2007, and the related consolidated statements of (loss) income, changes in shareholder’s equity and cash flows for each of the years in the three-year period ended December 31, 2008. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 3 to the consolidated financial statements, the Company adopted the American Institute of Certified Public Accountants’ Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts, in 2007.

/s/ KPMG LLP
Columbus, Ohio
March 2, 2009

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of (Loss) Income

(in millions)

	Years ended December 31,
	2008	2007	2006
Revenues:
Policy charges	$1,168.0	$1,208.3	$1,132.6
Premiums	283.5	291.7	308.3
Net investment income	1,687.0	1,975.8	2,058.5
Net realized investment (losses) gains	(1,439.3)	(166.2)	7.1
Other income	6.4	7.5	0.2

Total revenues	1,705.6	3,317.1	3,506.7

Benefits and expenses:
Interest credited to policyholder accounts	1,130.6	1,262.6	1,330.1
Benefits and claims	660.3	479.3	450.3
Policyholder dividends	26.4	24.5	25.6
Amortization of deferred policy acquisition costs	674.5	368.5	450.3
Interest expense, primarily with Nationwide Financial Services, Inc. (NFS)	61.8	70.0	65.5
Other operating expenses	516.1	529.5	536.8

Total benefits and expenses	3,069.7	2,734.4	2,858.6

(Loss) income from continuing operations before federal income tax (benefit) expense	(1,364.1)	582.7	648.1
Federal income tax (benefit) expense	(534.3)	128.5	28.7

(Loss) income from continuing operations	(829.8)	454.2	619.4
Cumulative effect of adoption of accounting principle, net of taxes	—	(6.0)	—

Net (loss) income	$(829.8)	$448.2	$619.4

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except per share amounts)

	December 31,
	2008	2007
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (amortized cost $21,820.9 and $24,021.2)	$19,247.2	$23,933.4
Equity securities (amortized cost $30.9 and $69.6)	26.5	72.9
Mortgage loans on real estate, net	7,189.9	7,615.4
Short-term investments, including amounts managed by a related party	2,780.9	959.1
Other investments	1,305.5	1,330.8

Total investments	30,550.0	33,911.6

Cash	36.7	1.3
Accrued investment income	300.9	314.3
Deferred policy acquisition costs	4,423.9	3,997.4
Other assets	2,564.0	1,638.9
Separate account assets	46,936.9	69,676.5

Total assets	$84,812.4	$109,540.0

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits and claims	$32,536.3	$31,998.4
Short-term debt	249.7	285.3
Long-term debt, payable to NFS	700.0	700.0
Other liabilities	2,110.5	2,642.6
Separate account liabilities	46,936.9	69,676.5

Total liabilities	82,533.4	105,302.8

Shareholder’s equity:
Common stock ($1 par value; authorized - 5.0 shares; issued and outstanding - 3.8 shares)	3.8	3.8
Additional paid-in capital	613.2	274.4
Retained earnings	2,973.2	4,049.5
Accumulated other comprehensive loss	(1,311.2)	(90.5)

Total shareholder’s equity	2,279.0	4,237.2

Total liabilities and shareholder’s equity	$84,812.4	$109,540.0

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Changes in Shareholder’s Equity

(in millions)

	Capital shares	Additional paid-in capital	Retained earnings	Accumlated other comprehensive income (loss)	Total shareholder’s equity
Balance as of December 31, 2005	3.8	274.4	3,894.4	93.6	4,266.2

Dividends to NFS	—	—	(375.0)	—	(375.0)

Comprehensive income:
Net income	—	—	619.4	—	619.4
Other comprehensive loss, net of taxes	—	—	—	(64.9)	(64.9)

Total comprehensive income					554.5

Balance as of December 31, 2006	3.8	274.4	4,138.8	28.7	4,445.7

Dividends to NFS	—	—	(537.5)	—	(537.5)

Comprehensive income:
Net income	—	—	448.2	—	448.2
Other comprehensive loss, net of taxes	—	—	—	(119.2)	(119.2)

Total comprehensive income					329.0

Balance as of December 31, 2007	$3.8	$274.4	$4,049.5	$(90.5)	$4,237.2

Dividends to NFS			(246.5)		(246.5)
Capital contributed by NFS		338.8			338.8

Comprehensive income:
Net loss			(829.8)		(829.8)
Other comprehensive loss, net of taxes				(1,220.7)	(1,220.7)

Total comprehensive loss					(2,050.5)

Balance as of December 31, 2008	$3.8	$613.2	$2,973.2	$(1,311.2)	$2,279.0

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Years ended December 31,
	2008	2007	2006
Cash flows from operating activities:
Net (loss) income	$(829.8)	$448.2	$619.4
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Net realized investment losses (gains)	1,439.3	166.2	(7.1)
Interest credited to policyholder accounts	1,130.6	1,262.6	1,330.1
Capitalization of deferred policy acquisition costs	(572.2)	(612.6)	(569.6)
Amortization of deferred policy acquisition costs	674.5	368.5	450.3
Amortization and depreciation	6.7	22.3	46.6
Decrease (increase) in other assets	64.5	557.4	(336.2)
(Decrease) increase in policy and other liabilities	(226.1)	(331.8)	54.1
(Increase) decrease in derivative assets	(1,030.7)	(146.9)	38.2
Increase in derivative liabilities	153.9	101.5	174.7
Other, net	3.7	8.5	0.1

Net cash provided by operating activities	814.4	1,843.9	1,800.6

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	3,935.6	4,379.8	5,128.6
Proceeds from sale of securities available-for-sale	4,185.2	4,657.5	2,267.3
Proceeds from repayments or sales of mortgage loans on real estate	763.1	2,467.7	2,430.8
Cost of securities available-for-sale acquired	(6,831.8)	(8,008.3)	(5,658.9)
Cost of mortgage loans on real estate originated or acquired	(358.7)	(1,887.0)	(2,180.4)
Net decrease (increase) in short-term investments	(1,827.0)	762.9	(125.4)
Collateral received (paid), net	603.4	(175.6)	(332.6)
Other, net	(34.0)	(68.6)	52.1

Net cash provided by investing activities	435.8	2,128.4	1,581.5

Cash flows from financing activities:
Net increase (decrease) in short-term debt	(35.6)	210.1	(167.1)
Capital contributed by NFS	153.4	—	—
Cash dividends paid to NFS	(181.8)	(537.5)	(375.0)
Investment and universal life insurance product deposits and other additions	3,511.1	3,586.1	3,400.8
Investment and universal life insurance product withdrawals and other deductions	(4,795.9)	(7,230.2)	(6,241.2)
Other, net	134.0	—	—

Net cash used in financing activities	(1,214.8)	(3,971.5)	(3,382.5)

Net increase (decrease) in cash	35.4	0.8	(0.4)
Cash, beginning of period	1.3	0.5	0.9

Cash, end of period	$36.7	$1.3	$0.5

Supplemental Non-cash Disclosure:
Dividends paid to NFS	$(64.6)	$—	$—
Capital contributed by NFS	185.4	—	—
See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2008, 2007 and 2006

(1)	Nature of Operations
Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company. The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by NFS, a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

On August 6, 2008, NFS entered into a definitive agreement for NMIC, and Nationwide Corporation (Nationwide Corp.)., to acquire all of the outstanding publicly held Class A common shares of NFS for $52.25 per share in cash. The transaction closed on January 1, 2009 and NFS became a privately held subsidiary of Nationwide Corp.

Wholly-owned subsidiaries of NLIC as of December 31, 2008 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC). NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis. NISC is a registered broker/dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.). The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker/dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), and Nationwide Financial Network (NFN) producers. The Company also distributes products through the agency distribution force of its ultimate parent company, NMIC.

As of December 31, 2008 and 2007, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies
The Company’s significant accounting policies that materially affect financial reporting are summarized below. The accompanying consolidated financial statements were prepared in accordance with United States generally accepted accounting principles (GAAP).

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.

The Company’s most significant estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition costs (DAC); whether an available-for-sale security is other-than-temporarily impaired, valuation allowances for mortgage loans on real estate; valuation of derivatives; the liability for future policy benefits and claims, including the valuation of embedded derivative resulting from living benefit contracts; and federal income tax provision. Although some variability is inherent in these estimates, recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company determined that certain cash flows related to future policy benefits and claims totaling $111.9 million for the three months ended March 31, 2008, which were included as cash flows provided by operating activities on the condensed consolidated statements of cash flows in the applicable Quarterly Report on Form 10-Q, should have been presented as financing activities. The net cash provided by operating activities for the three months ended March 31, 2008 as originally filed and revised was $351.1 million and $239.2 million, respectively. The net cash used in financing activities for the three months ended March 31, 2008 as originally filed and revised was $368.9 million and $257.0 million, respectively. They will be presented in that manner on a comparative basis in the 2009 filings. The consolidated statement of cash flows for 2008 included in this filing reflects the revised presentation described above.

Certain items in the 2007 and 2006 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

(a) Consolidation Policy

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. Minority interest expense is included in other operating expenses in the consolidated statements of (loss) income, and the minority interest liability is included in other liabilities on the consolidated balance sheets. All significant intercompany balances and transactions were eliminated in consolidation.

(b) Valuation of Investments, Investment Income and Related Gains and Losses

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income taxes reported as a separate component of accumulated other comprehensive (loss) income (AOCI) in shareholder’s equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

For fixed maturity and marketable equity securities for which market quotations generally are available, the Company generally uses independent pricing services to assist in determining the fair value measurement. For certain fixed maturity securities not priced by independent services (generally private placement securities without quoted market prices), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining private spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. The Company also utilized broker quotes in pricing securities or to validate modeled prices.

For mortgage-backed securities (MBSs), the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

For debt securities not subject to Emerging Issues Task Force Issue (EITF) No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets, as amended by Financial Accounting Standards Board (FASB) Staff Position (FSP) EITF 99-20-1 (EITF 99-20), as well as debt securities subject to EITF 99-20, an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is probable that the Company will not recover all contractual amounts when due. Furthermore, equity securities may experience other-than-temporary impairments based on prospects of recovery in a reasonable period of time. Many criteria are considered during this process including, but not limited to, specific credit issues and financial prospects related to the issuer, the quality of the underlying collateral, management’s intent and ability to hold the security until recovery, current economic conditions that could affect the creditworthiness of the issuer in the future, the current fair value as compared to the amortized cost of the security, the extent and duration of the unrealized loss, and the rating of the affected security. Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

In addition to the above, for certain beneficial interests in securitized financial assets with contractual cash flows, including asset-backed securities (ABSs), EITF 99-20 also requires the Company to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is not greater than or equal to its carrying value based on current information and events, and if there has been , or if it is probable that, an adverse change in estimated cash flows since the last revised estimate (considering both timing and amount), then the Company recognizes an other-than-temporary impairment and writes down the investment to fair value.

The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an allowance not yet specifically identified by loan for probable losses inherent in the loan portfolio as of the balance sheet date. The valuation allowance account for mortgage loans on real estate reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Changes in the valuation allowance are recorded in net realized investment gains and losses. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

Real estate to be held and used is carried at cost less accumulated depreciation. Real estate designated as held for disposal is not depreciated and is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company’s mortgage loan valuation allowance and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(c) Derivative Instruments

Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge); a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in net realized investment gains and losses. Changes in the fair value of the hedged item that are attributable to the risk being hedged are also recorded in net realized investment gains and losses.

The Company enters into interest rate swaps to hedge the variability in cash flows and investment income due to changes in the benchmark interest rates on variable rate assets and liabilities. The Company also enters into cross-currency interest rate swaps to eliminate the currency risk on variable rate and fixed rate foreign denominated assets. Derivative instruments classified as cash flow hedges are carried at fair value, with the effective portion of changes in fair value recorded in other comprehensive income and the ineffective portion recorded in net realized investment gains and losses.

Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder accounts consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as net realized investment gains and losses, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

The Company periodically may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they are part of its overall risk management strategy. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap is not effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk. The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(d) Revenues and Benefits

Investment and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(e) Cash and Cash Equivalents

Cash and cash equivalents consist of short-term highly liquid investments with original maturities of less than three months at the time of purchase. The Company carries cash and cash equivalents at cost, which approximates fair value.

(f) Deferred Policy Acquisition Costs

Investment and universal life insurance products. The Company has deferred certain costs of acquiring investment and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business. In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses. Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment. DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.

For investment and universal life insurance products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administrative fees, surrender charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses. The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(b).

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality. Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year and varies by product. The Company reviews this assumption, like others, as part of its annual process. If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below). Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index. The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date. The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period. See below for a discussion of 2008 and 2007 assumption changes that impacted DAC amortization and related balances.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant. In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during a given period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions. When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process. See below for a discussion of 2008 and 2007 assumption changes that impacted DAC amortization and related balances.

During the second quarter of 2007, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, unearned revenue reserves, and guaranteed minimum death and income benefit reserves. This review included all assumptions, including expected separate account investment returns during the three-year reversion period, lapse rates, mortality and expenses. The Company determined as part of this annual review that the overall separate account returns were expected to exceed previous estimates due to favorable financial market trends. Additionally, while the Company estimated that the overall profitability of its variable products had improved, it expected the long-term net growth in separate account investment performance to moderate.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Accordingly, the second quarter 2007 unlocking process included changes in several assumptions, including assumptions affecting net separate account investment performance. This unlocking resulted in a net increase in DAC and a benefit to DAC amortization and other related balances totaling $221.6 million pre-tax, which was reported in the following segments in the pre-tax amounts indicated: Individual Investments - $196.4 million; Retirement Plans - $10.5 million; and Individual Protection - $14.7 million. First, the Company reset the anchor date for its reversion to the mean calculations, which increased the annual net separate account growth rate to 7% during the first three years of the projection period from 0% (which was the rate of return for the three-year reversion period required from the previous anchor date). Second, as a result of its current analysis, including its evaluation of ongoing trends and expectations regarding financial market performance, the Company unlocked and reset its long-term assumption for net separate account growth rates to 7% from 8%. This decreased the net separate account growth rate by 1% to 7% for all years subsequent to the three-year reversion period. The combination of resetting these two factors resulted in a $167.0 million increase in DAC and benefit to DAC amortization and other related balances. The impact of changing the annual net separate account growth rate from 0% to 7% during the three-year reversion period had a much larger effect on the DAC balance when compared to the 1% incremental change in the long-term assumption for net separate account investment performance. The remainder of the increase in DAC and benefit to DAC amortization and other related balances resulting from the DAC unlocking process primarily was related to the recorded balance of individual variable annuity DAC falling outside the Company’s preset parameters for the prescribed period, which was driven by favorable market performance in excess of the assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a $78.8 million increase in DAC and benefit to DAC amortization and other related balances. This was partially offset by a $24.2 million decrease in DAC and increase in DAC amortization and other related balances due to increasing estimated lapse rates for fixed annuity and BOLI products.

During the second quarter of 2007, the Company added a new feature to its existing guaranteed minimum withdrawal benefit rider, Lifetime Income (L.inc). This new feature resulted in a substantial change in the existing contracts and, therefore, an extinguishment of the DAC associated with those contracts pursuant to the American Institute of Certified Public Accountants’ (AICPA) Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). As a result, the Company eliminated existing DAC and other related balances resulting in a $135.0 million pre-tax charge.

At the end of the second quarter of 2008, the Company determined as part of its comprehensive annual study of assumptions that certain assumptions should be unlocked. The unlocked assumptions primarily related to lapse and spread assumptions in the Individual Investments segment, the assumed growth rate on deposits per contract in the Retirement Plans segment, and mortality and lapse assumptions in the Individual Protection segment. Therefore, in the second quarter of 2008, the Company recorded the following pre-tax adjustments: 1) a decrease in DAC and additional DAC amortization of $13.4 million; 2) a decrease in other assets and additional benefits and claims of $0.6 million; and 3) a decrease in unearned revenue liability and additional administrative fees of $3.1 million. The net impact of this activity was a $10.9 million unfavorable pre-tax adjustment to net income in the second quarter of 2008, which was reported in the following segments in the pre-tax amounts indicated: Individual Investments - $9.4 million unfavorable; Retirement Plans - $2.3 million unfavorable; and Individual Protection - $0.8 million favorable.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

During the third quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by unfavorable market performance compared to the assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances totaling $177.2 million pre-tax in the Individual Investments segment. During the fourth quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters, which primarily was driven by continued unfavorable market performance compared to assumed net separate account returns. Management made a determination that it was not reasonably possible to get back within the preset parameters during the remaining prescribed period. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances of $243.1 million pre-tax in the Individual Investments segment. The Company continues to use the reversion to the mean process with the anchor date that was reset during the second quarter 2007 unlocking as described above. The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable. The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters. Accordingly, future periods may incur additional amortization of DAC if the Company’s actual returns are less than assumed.

Traditional life insurance products. Generally, DAC related to traditional life insurance products is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance. Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

(g) Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value primarily based on market quotations of the underlying securities. Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of (loss) income except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to contract guarantees, which are riders to existing variable annuity contracts.

(h) Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company’s liability for funding agreements to an unrelated third party trust related to the Company’s medium-term note (MTN) program equals the balance that accrues to the benefit of the contractholder, including interest credited. The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and maintenance costs discounted using interest rates varying generally from 3.0% to 13.0%.

(i) Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 5% of the Company’s life insurance in force in 2008 (6% in 2007 and 8% in 2006), 44% of the number of life insurance policies in force in 2008 (48% in 2007 and 50% in 2006) and 7% of life insurance statutory premiums in 2008 (7% in 2007 and 5% in 2006). The provision for policyholder dividends was based on the current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

(j) Federal Income Taxes

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of (loss) income. Management has established reserves in accordance with FIN 48 based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves quarterly based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(k) Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.

(l) Change in Accounting Principle

Historically, the Company accrued for legal costs associated with litigation defense and regulatory investigations by estimating the ultimate costs of such activity. Beginning April 1, 2007, the Company’s accrual for such legal expenses includes only the amount for services that have been provided but not yet paid. The Company believes the newly adopted accounting principle is preferable because it more accurately reflects expenses in the periods in which they are incurred. The Company continues to estimate and accrue the ultimate amounts expected to be paid for litigation and regulatory investigation loss contingencies. The Company has presented its consolidated financial statements and accompanying notes as applicable for all periods presented to retroactively apply the adoption of this change in accounting principle.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes the impact of the change in accounting principle described above for the years ended December 31:

(in millions)	2007	2006
Other operating expenses	$2.8	$5.0
Net income	(1.9)	(3.1)
The cumulative effect of the change on retained earnings as of January 1, 2006 was an $11.0 million increase.

(3)	Recently Issued Accounting Standards
In January 2009, the FASB issued FSP EITF 99-20-1, Amendments to the Impairment Guidance of EITF Issue No. 99-20 (FSP EITF 99-20-1). FSP EITF 99-20-1 amends the impairment guidance in EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continue to Be Held by a Transferor in Securitized Financial Assets, to achieve more consistent determination of whether an other-than-temporary impairment has occurred. FSP EITF 99-20-1 is effective for interim and annual reporting periods ending after December 15, 2008, and will be applied prospectively. Retrospective application to a prior interim or annual reporting period is not permitted. The Company will adopt FSP EITF 99-20-1 effective December 31, 2008 and will apply the standard prospectively, as is required.

In December 2008, the FASB issued FSP FAS 132R-1, Employers’ Disclosures about Postretirement Benefit Plan Assets (FSP FAS 132R-1). FSP FAS 132R-1 amends FASB Statement No. 132 revised 2003, Employers’ Disclosures about Pensions and Other Postretirement Benefits, to provide guidance on an employer’s disclosures about plan assets of a defined benefit pension or other postretirement plan. The portion of FSP FAS 132R-1 related to the disclosures about plan assets is effective for fiscal years ending after December 15, 2009. FSP FAS 132R-1 will have no impact on the Company’s disclosures.

In December 2008, the FASB issued FSP FAS 140-4 and FIN 46R-8, Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities, (FSP FAS 140-4 and FIN 46R-8). FSP FAS 140-4 and FIN 46R-8 amends FASB Statement No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, to require public entities to provide additional disclosures about transfers of financial assets. It also amends FASB Interpretation No. 46 (revised December 2003), Consolidation of Variable Interest Entities, to require public enterprises, including sponsors that have a variable interest in a variable interest entity, to provide additional disclosures about their involvement with variable interest entities. This FSP will be effective for the first reporting period (interim or annual) ending after December 15, 2008. The Company adopted FSP FAS 140-4 and FIN 46R-8 effective December 31, 2008. See Note 17 for the required disclosures.

In November 2008, the FASB Board ratified the Emerging Issues Task Force’s consensus EITF 08-7, Accounting for Defensive Intangible Assets (EITF 08-7). EITF 08-7 requires defensive intangible assets acquired in a business combination or asset acquisition to be accounted for as a separate unit of accounting. In doing so, the asset should not be included as part of the cost of an entity’s existing intangible asset(s) because the defensive intangible asset is separately identifiable. EITF 08-7 is effective for intangible assets acquired on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. EITF 08-7 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption. The Company will adopt EITF 08-7 effective January 1, 2009 and will apply it prospectively for intangible assets acquired on or after that date.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In November 2008, the FASB Board ratified the Emerging Issues Task Force’s consensus EITF 08-6, Equity Method Investment Accounting Considerations (EITF 08-6). EITF 08-6 clarifies how to account for certain transactions and impairment considerations involving equity method investments. Specifically, EITF 08-6 notes: 1) an entity shall measure its equity method investment initially at cost 2) an equity method investor is required to recognize other-than-temporary impairments of an equity method investment in accordance with paragraph 19(h) of Opinion 18 and an equity method investor shall not separately test an investee’s underlying indefinite-lived intangible asset(s) for impairment 3) an equity method investor shall account for a share issuance by an investee as if the investor had sold a proportionate share of its investment and any gain or loss to the investor resulting from an investee’s share issuance shall be recognized in earnings. This Issue shall be is effective on a prospective basis in fiscal years beginning on or after December 15, 2008, and interim periods within those fiscal years. The Company will adopt EITF 08-6 effective January 1, 2009 and will apply the standard prospectively, as is required.

In October 2008, the FASB issued FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active (FSP FAS 157-3). FSP FAS 157-3 clarifies the application of SFAS No. 157, Fair Value Measurements (SFAS 157), in a market that is not active and provides an example to illustrate key considerations in determining the fair value of a financial asset when the market for that financial asset is not active. FSP FAS 157-3 was effective upon issuance and was adopted by the Company effective September 30, 2008. The adoption of FSP FAS 157-3 did not have a material impact on the Company’s financial position or results of operations.

In September 2008, the FASB issued FSP FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (FSP FAS 133-1 and FIN 45-4). FSP FAS 133-1 and FIN 45-4 requires additional disclosure about credit derivatives including their nature, potential amount of future payments, fair value, recourse provisions and current status of the payment/performance risk. FSP FAS 133-1 and FIN 45-4 also requires the disclosure of the current status of the payment/performance risk of a guarantee subject to FASB Interpretation (FIN) No. 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others – an interpretation of FASB Statements No. 5, 57, and 107 and rescission of FASB Interpretation No. 34. FSP FAS 133-1 and FIN 45-4 is effective for reporting periods ending after November 15, 2008. The Company adopted FSP FAS 133-1 and FIN 45-4 effective for the December 31, 2008 reporting period. See Note 5 for the required disclosures

In May 2008, the FASB issued SFAS No. 162, The Hierarchy of Generally Accepted Accounting Principles (SFAS 162). SFAS 162 identifies the sources of accounting principles and the framework for selecting the principles to be used in the preparation of financial statements of nongovernmental entities that are presented in conformity with U.S. GAAP (the GAAP hierarchy). SFAS 162 will be effective 60 days following the approval by the United States Securities and Exchange Commission (SEC) of the Public Company Accounting Oversight Board amendments to AU Section 411, The Meaning of Present Fairly in Conformity With Generally Accepted Accounting Principles. The adoption of SFAS 162 did not the C result in a change in its current practices.

In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (SFAS 161). SFAS 161 amends and expands the disclosure requirements of SFAS 133 with the intent to provide users of financial statements with an enhanced understanding of how and why an entity uses derivative instruments, how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, and how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about derivative instrument fair values and related gains and losses, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company currently is evaluating the new disclosures required under SFAS 161 and will adopt it March 31, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In February 2008, the FASB issued FSP FAS 157-2, Effective Date of FASB Statement No. 157 (FSP FAS 157-2). This FSP delays the effective date of SFAS 157 for nonfinancial assets and liabilities until fiscal years and interim periods beginning after November 15, 2008. FSP FAS 157-2 applies to nonfinancial assets and liabilities, except for items that are recognized or disclosed at fair value in the Company’s financial statements on a recurring basis (at least annually), and is effective upon issuance. The Company has not yet applied the provisions of SFAS 157 to the nonfinancial assets and liabilities within the scope of FSP FAS 157-2. However, the Company does not expect such application to have a material impact on its financial position or results of operations.

In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations (SFAS 141R), which replaces SFAS No. 141, Business Combinations (SFAS 141). The objective of SFAS 141R is to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial reports about a business combination and its effects. Accordingly, SFAS 141R establishes principles and requirements for how the acquirer: 1) recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree; 2) recognizes and measures the goodwill acquired in the business combination or a gain from a bargain purchase; and 3) determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination. SFAS 141R applies to all transactions or other events in which an entity obtains control of one or more businesses and retains the fundamental requirements in SFAS 141 that the acquisition method of accounting be used for all business combinations and for an acquirer to be identified for each business combination. SFAS 141R defines the acquirer as the entity that obtains control of one or more businesses in the business combination and establishes the acquisition date as the date that the acquirer achieves control. SFAS 141R is applicable prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. Earlier application is prohibited. The Company will adopt SFAS 141R effective January 1, 2009 and will apply it to any business combination on or after that date.

In December 2007, the FASB issued SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements, an Amendment of ARB No. 51 (SFAS 160). The objective of SFAS 160 is to improve the relevance, comparability, and transparency of the financial information that a reporting entity provides in its consolidated financial statements by establishing accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. SFAS 160 also amends certain consolidation procedures prescribed by Accounting Research Bulletin No. 51, Consolidated Financial Statements, for consistency with the requirements of SFAS 141R. SFAS 160 is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008. Earlier adoption is prohibited. The Company will adopt SFAS 160 effective January 1, 2009 and will apply it to any acquisitions or dispositions of noncontrolling interests on or after that date.

In June 2007, the Accounting Standards Executive Committee (AcSEC) of the AICPA issued SOP 07-1, Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies (SOP 07-1). SOP 07-1 provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide Investment Companies (the Guide). For those entities that are investment companies under SOP 07-1, this SOP also addresses whether the specialized industry accounting principles of the Guide (i.e., fair value accounting) should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity (referred to as an equity method investor). In addition, SOP 07-1 includes certain disclosure requirements for parent companies and equity method investors in investment companies that retain investment company accounting in the parent company’s consolidated financial statements or the financial statements of an equity method investor. The provisions of SOP 07-1 were to be effective for fiscal years beginning on or after December 15, 2007. On February 14, 2008, the FASB issued FSP SOP 07-1-1, which delays indefinitely the effective date of SOP 07-1. The Company will monitor the FASB and AICPA deliberations regarding this standard.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In April 2007, the FASB issued FSP FIN 39-1, An Amendment of FASB Interpretation No. 39 (FSP FIN 39-1). FSP FIN 39-1 addresses whether a reporting entity that is party to a master netting arrangement can offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments that have been offset under the same master netting arrangement in accordance with paragraph 10 of Interpretation 39. FSP FIN 39-1 is effective for fiscal years beginning after November 15, 2007, with early application permitted. The Company adopted FSP FIN 39-1 effective January 1, 2008. The Company elected to present the fair value of cash collateral received separate from the obligation to return the collateral. The adoption of FSP FIN 39-1 did not impact the Company’s financial position or results of operations.

In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities, Including an amendment of FASB Statement No. 115 (SFAS 159). SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS 159 is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 does not affect any existing accounting literature that requires certain assets and liabilities to be carried at fair value. In addition, SFAS 159 does not establish requirements for recognizing and measuring dividend income, interest income or interest expense, nor does it eliminate disclosure requirements included in other accounting standards, including requirements for disclosures about fair value measurements included in SFAS No. 157, Fair Value Measurements (SFAS 157), and SFAS No. 107, Disclosures about Fair Value of Financial Instruments. SFAS 159 is effective as of the beginning of an entity’s first fiscal year beginning after November 15, 2007. The Company adopted SFAS 159 for commercial mortgage loans held for sale effective January 1, 2008, which did not have a material impact on the Company’s financial position or results of operations. The Company will assess the fair value election for new financial assets or liabilities on a prospective basis. See Note 4 for disclosures required by SFAS 159.

In September 2006, the FASB issued SFAS No. 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans – an amendment of FASB Statements No. 87, 88, 106, and 132(R) (SFAS 158). SFAS 158 requires an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan (other than a multiemployer plan) as an asset or liability on its balance sheet and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. SFAS 158 also requires an employer to measure the funded status of a plan as of the date of its year-end balance sheet, with limited exceptions. An employer with publicly traded equity securities is required to initially recognize the funded status of a defined benefit postretirement plan and to provide the required disclosures as of the end of the fiscal year ending after December 15, 2006. The requirement to measure plan assets and benefit obligations as of the date of the employer’s fiscal year-end balance sheet is effective for fiscal years ending after December 15, 2008. The Company adopted SFAS 158 effective December 31, 2006. The adoption of SFAS 158 did not have a material impact on the Company’s financial position or results of operations.

In September 2006, the FASB issued SFAS 157. SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. For recurring fair value measurements using significant unobservable inputs, the reporting entity shall disclose the effect of the measurements on earnings for the period. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company adopted SFAS 157 effective January 1, 2008. The adoption of SFAS 157 did not have a material impact on the Company’s financial position or results of operations. See Note 4 for disclosures required by SFAS 157.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In September 2006, the SEC issued Staff Accounting Bulletin (SAB) No. 108 (SAB 108). SAB 108 addresses how the effects of prior year uncorrected misstatements should be considered when quantifying misstatements in current-year financial statements. SAB 108 requires registrants to quantify misstatements using both the balance sheet and income-statement approaches and to evaluate whether either approach results in quantifying an error that is material in light of relevant quantitative and qualitative factors. SAB 108 does not change the SEC’s previous guidance in SAB No. 99 on evaluating the materiality of misstatements. The Company adopted SAB 108 effective December 31, 2006. SAB 108 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In June 2006, the FASB issued FIN No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109, Accounting for Income Taxes (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company adopted FIN 48 effective January 1, 2007. FIN 48 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets (SFAS 156). SFAS 156 amends SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 140). SFAS 156 requires that all separately recognized servicing assets and servicing liabilities be initially measured at fair value, if practicable. SFAS 156 permits, but does not require, the subsequent measurement of separately recognized servicing assets and servicing liabilities at fair value. An entity that uses derivative instruments to mitigate the risks inherent in servicing assets and servicing liabilities is required to account for those derivative instruments at fair value. Under SFAS 156, an entity can elect subsequent fair value measurement to account for its separately recognized servicing assets and servicing liabilities. By electing that option, an entity may simplify its accounting because SFAS 156 permits income statement recognition of the potential offsetting changes in fair value of those servicing assets and servicing liabilities and derivative instruments in the same accounting period. SFAS 156 is effective for fiscal years beginning after September 15, 2006. The Company adopted SFAS 156 effective January 1, 2007. SFAS 156 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS 140. SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. In summary, SFAS 155: (1) permits an entity to make an irrevocable election to measure any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation at fair value in its entirety, with changes in fair value recognized in earnings; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006. Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. The Company adopted SFAS 155 effective January 1, 2006. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In September 2005, AcSEC issued SOP 05-1. SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the FASB. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs as a result of the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a new feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 is required as of the beginning of an entity’s fiscal year. The Company adopted SOP 05-1 effective January 1, 2007, which resulted in a $6.0 million charge, net of taxes, as the cumulative effect of adoption of this accounting principle.

In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board Opinion No. 20, Accounting Changes, and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted. The Company adopted SFAS 154 effective January 1, 2006. SFAS 154 did not have any impact on the Company’s financial position or results of operations upon adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(4)	Fair Value Measurements
Fair Value Option

As described in Note 3, the Company adopted SFAS 159 effective January 1, 2008 and elected SFAS 159 fair value treatment for commercial mortgage loans held for sale. Accordingly, the Company now records in earnings all market fluctuations associated with this portfolio. The Company previously recorded such loans at the lower of cost or market value. Balances for these loans will be measured at fair value prospectively with unrealized gains and losses included as a component of net realized investment gains and losses. The Company will assess the fair value option election for new financial assets or liabilities on a prospective basis.

Fair Value Hierarchy

As described in Note 3, the Company adopted SFAS 157 effective January 1, 2008. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

In accordance with SFAS 157, the Company categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value in the consolidated balance sheets as follows:

•
Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date. The types of assets and liabilities utilizing Level 1 valuations include U.S. Treasury and agency securities, equity securities listed in active markets, investments in publicly traded mutual funds with quoted market prices, and listed derivatives.

•
Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. Government securities not backed by the full faith of the government, municipal bonds, structured notes and certain MBSs and ABSs, certain corporate debt, certain private placement investments, and certain derivatives, including basis swaps and commodity total return swaps.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Generally, the types of assets and liabilities utilizing Level 3 valuations are certain MBSs and ABSs, certain corporate debt, certain private placement investments, certain mutual fund holdings, and certain derivatives, including embedded derivatives associated with living benefit contracts.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2008:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$561.3	$10.0	$—	$571.3
Obligations of states and political subdivisions	—	217.1	—	217.1
Debt securities issued by foreign governments	—	38.9	—	38.9
Corporate securities	—	10,135.7	1,220.8	11,356.5
Mortgage-backed securities	520.8	1,936.4	2,219.6	4,676.8
Asset-backed securities	—	1,218.4	1,168.2	2,386.6

Total fixed maturity securities	1,082.1	13,556.5	4,608.6	19,247.2
Equity securities	1.4	15.2	9.9	26.5

Total securities available-for-sale	1,083.5	13,571.7	4,618.5	19,273.7

Mortgage loans held for sale1	—	—	124.5	124.5
Short-term investments	36.2	2,744.7	—	2,780.9

Total investments	1,119.7	16,316.4	4,743.0	22,179.1

Cash	36.7	—	—	36.7
Derivative assets2	—	708.5	597.6	1,306.1
Separate account assets3.5	9,530.3	35,270.0	2,136.6	46,936.9

Total assets	$10,686.7	$52,294.9	$7,477.2	$70,458.8

Liabilities
Future policy benefits and claims4	$—	$—	$(1,739.7)	$(1,739.7)
Derivative liabilities2	(6.0)	(385.9)	(4.2)	(396.1)

Total liabilities	$(6.0)	$(385.9)	$(1,743.9)	$(2,135.8)

1	Carried at fair value as elected under SFAS 159.
2	Comprised of interest rate swaps, cross-currency interest rate swaps, credit default swaps, other non-hedging instruments, equity option contracts and interest rate futures contracts.
3	Comprised of public, privately registered and non-registered mutual funds and investments in securities.
4
Related to embedded derivatives associated with living benefit contracts. The Company’s guaranteed minimum accumulation benefits (GMABs), guaranteed lifetime withdrawal benefits (GLWBs) and hybrid GMABs/GLWBs are considered embedded derivatives under current accounting guidance, resulting in the related liabilities being separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings. This balance also includes embedded derivatives associated with fixed equity-indexed annuities (EIA) that provide for interest earnings that are linked to the performance of specified equity market indices.

5	The value of separate account liabilities is set to equal the fair value of separate account assets

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2008:

		Net investment gains (losses)						Change in unrealized gains (losses) in earnings due to assets still held
(in millions)	Balance as of December 31, 2007	In earnings (realized and unrealized)1	In OCI (unrealized)2	Purchases, issuances, sales and settlements	Transfers in to Level 3	Transfers out of Level 3	Balance as of December 31, 2008
Assets
Investments:
Securities available-for-sale3 :
Fixed maturity securities
Corporate securities	$1,429.5	$(179.4)	$(230.7)	$(360.3)	$816.6	$(254.9)	$1,220.8	$—
Mortgage-backed securities	176.6	(283.4)	(556.9)	(139.8)	3,029.4	(6.3)	2,219.6	—
Asset-backed securities	754.4	(382.4)	(539.0)	11.3	1,469.8	(145.9)	1,168.2	—

Total fixed maturity securities	2,360.5	(845.2)	(1,326.6)	(488.8)	5,315.8	(407.1)	4,608.6	—
Equity securities	1.4	(54.9)	(5.7)	28.7	40.4	—	9.9	—

Total securities available-for-sale	2,361.9	(900.1)	(1,332.3)	(460.1)	5,356.2	(407.1)	4,618.5	—
Mortgage loans held for sale	86.1	(49.3)	—	87.7	—	—	124.5	(49.3)
Short-term investments	371.9	—	—	—	—	(371.9)	—	—

Total investments	2,819.9	(949.4)	(1,332.3)	(372.4)	5,356.2	(779.0)	4,743.0	(49.3)

Derivative assets	166.6	405.4	4.4	21.2	—	—	597.6	394.0
Separate account assets4.6	2,258.3	310.1	—	509.4	16.8	(958.0)	2,136.6	333.9

Total assets	$5,244.8	$(233.9)	$(1,327.9)	$158.2	$5,373.0	$(1,737.0)	$7,477.2	$678.6

Liabilities
Future policy benefits and claims5	$(128.9)	$(1,602.1)	$—	$(8.7)	$—	$—	$(1,739.7)	$1,602.1
Derivative liabilities	(16.3)	3.9	—	8.2	—	—	(4.2)	(12.0)

Total liabilities	$(145.2)	$(1,598.2)	$—	$(0.5)	$—	$—	$(1,743.9)	$1,590.1

1	Includes gains and losses on sales of financial instruments, changes in market value of certain instruments and other-than-temporary impairments.
2	Includes changes in market value of certain instruments.
3
Includes non-investment grade collateralized mortgage obligations, MBSs and ABSs, ABS trust preferred notes, certain counterparty or internally priced securities, and securities that are at or near default based on designations assigned by the National Association of Insurance Commissioners (NAIC) (see Note 5 for a discussion of NAIC Designations). Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4
Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions. The net unrealized investment loss on these non-registered mutual funds is attributable to contractholders and, therefore, is not included in the Company’s earnings.

5
Relates to GMAB, GMWB and EIA embedded derivatives associated with contracts with living benefit riders. Related derivatives are internally valued. The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial risk assumptions, including risk margin considerations reflecting policyholder behavior. The Company uses observable inputs, such as published swap rates, in its capital market assumptions. Actuarial assumptions, including lapse behavior and mortality rates, are based on actual experience.

6	The value of separate account liabilities is set to equal the fair value of separate account assets

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Transfers

The Company will review its fair value hierarchy classifications quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities. These reclassifications will be reported as transfers in/out of Level 3 in the beginning of the period in which the change occurs. During 2008, certain of the Company’s investments in corporate securities, MBSs and ABSs were considered to be in inactive markets, due to concerns in the securities markets and resulting lack of liquidity. As a result, there have been significant changes in certain inputs which led to transfers into Level 3. During 2008, additional observable inputs were obtained on assets previously considered Level 3, which led to transfers out of that category.

Fair Value on a Nonrecurring Basis

The Company did not have any material assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under SFAS 157.

Financial Instruments Not Carried at Fair Value

SFAS No. 107, Disclosures about Fair Value of Financial Instruments (SFAS 107) requires additional disclosures of fair value information of financial instruments. The following include disclosures for the other financial instruments not carried at fair value and not included in the above SFAS 157 disclosure.

In estimating fair value for its SFAS 107 disclosures, the Company used the following methods and assumptions:

Mortgage loans on real estate, net: The fair values of mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan’s effective market interest rate. In the current year, mortgage loans held for sale are included in the above SFAS 157 disclosure, as the Company elected to carry these assets at fair value under SFAS 159 (effective January 1, 2008).

Policy loans: The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts: The fair values of the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt: The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt: The fair values for senior notes are based on quoted market prices. The fair values of the junior subordinated debentures issued to a related party are based on quoted market prices of the capital securities of Nationwide Financial Services Capital Trust I (Trust I), which approximate the fair value of this obligation.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements as of December 31:

	2008		2007
(in millions)	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets
Investments:
Mortgage loans on real estate, net	$7,065.4	$6,335.3	$7,615.4	$7,659.9
Policy loans	767.4	767.4	687.9	687.9

Liabilities
Investment contracts	(24,978.2)	(18,905.4)	(24,671.0)	(23,084.7)
Short-term debt	(249.7)	(249.7)	(285.3)	(285.3)
Long-term debt, payable to NFS	(700.0)	(568.7)	(700.0)	(751.3)

(5)	Derivative Financial Instruments
Qualitative Disclosure

Interest Rate Risk Management

The Company periodically purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. In an effort to mitigate the risk from this mismatch, the Company enters into various types of derivative instruments, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps to manage this risk.

Under these interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. London Interbank Offered Rate (LIBOR), and the credit spread on the investment. The net receipt of a variable rate will then more closely match the variable rate paid on the liability.

As a result of entering into fixed rate commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to funding of the loans. In an effort to manage this risk, the Company enters into short U.S. Treasury futures and/or pay fixed interest rate swaps during the commitment period. With short U.S. Treasury futures or pay fixed interest rate swaps, if interest rates rise/fall, the gains/losses on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company periodically purchases variable rate investments such as commercial mortgage loans and corporate bonds. As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. In an effort to manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps. In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap and the credit spread on the investment. The net receipt of a fixed rate will then more closely match the fixed rate paid on the liability.

The Company manages interest rate risk at the segment level. Different segments may simultaneously hedge interest rate risks associated with owning fixed and variable rate investments considering the risk relevant to a particular segment.

Foreign Currency Risk Management

In conjunction with the Company’s MTN program, the Company periodically issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in the fair value of liabilities due to changes in foreign currency exchange rates and related interest rates. In an effort to manage these risks, the Company enters into cross-currency interest rate swaps.

The Company is exposed to changes in the fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates. In an effort to manage this risk, the Company uses cross-currency interest rate hedges to swap these asset characteristics to variable U.S. dollar rate instruments. Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in a foreign currency, and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR. These derivative instruments are designated as a fair value hedge of a fixed rate foreign denominated asset.

Cross-currency interest rate swaps on variable rate investments are structured to pay a variable rate, in a foreign currency, and receive a fixed U.S. dollar rate. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. These derivative instruments are designated as a cash flow hedge.

Equity Market Risk Management

Asset fees calculated as a percentage of separate account assets are a significant source of revenue to the Company. As of December 31, 2008, approximately 71% of separate account assets were invested in equity mutual funds (approximately 82% as of December 31, 2007). Gains and losses in the equity markets result in corresponding increases and decreases in the Company’s separate account assets and asset fee revenue. In addition, a decrease in separate account assets may decrease the Company’s expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed contract claims, which also may require the Company to accelerate amortization of DAC.

The Company’s long-term assumption for net separate account returns is 7% annual growth. If equity markets were unchanged throughout a given year, the Company estimates that its net earnings per diluted share, calculated using current weighted average diluted shares outstanding, would be approximately $0.05 to $0.10 less than if the Company’s long-term assumption for net separate account returns were realized. This analysis assumes no other factors change and that an unlocking of DAC assumptions would not be required. However, as it does each quarter, the Company would evaluate its DAC balance and underlying assumptions to determine the need for unlocking. The Company can provide no assurance that the experience of flat equity market returns would not result in changes to other factors affecting profitability, including the possibility of unlocking of DAC assumptions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Many of the Company’s individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value. This could result in additional GMDB claims.

In an effort to mitigate this risk, the Company implemented a GMDB economic hedging program for certain new and existing business. Prior to implementation of the GMDB hedging program in 2000, the Company managed this risk primarily by entering into reinsurance arrangements. The GMDB economic hedging program is designed to offset changes in the economic value of the designated GMDB obligation. Currently the program shorts S&P 500 Index futures, which provides an offset to changes in the value of the designated obligation. The futures are not designated as hedges and, therefore, hedge accounting is not applied. The Company’s economic and accounting hedges are not perfectly offset. Therefore, the economic hedging activity is likely to lead to earnings volatility. As of December 31, 2008 and 2007, the Company’s net amount at risk was $8,718.7 million and $519.9 million before reinsurance, respectively, and $7,329.9 million and $317.2 million net of reinsurance, respectively. As of December 31, 2008 and 2007, the Company’s reserve for GMDB claims was $247.9 million and $38.9 million, respectively.

The Company also offers certain variable annuity products with guaranteed minimum accumulation benefit (GMAB), guaranteed lifetime withdrawal benefit (GLWB) and hybrid GMAB/GLWB riders (collectively referred to as living benefits). A GMAB provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the time of issuance of a variable annuity contract. In some cases, the contractholder also has the option, after a specified time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including asset allocation requirements, which serve to reduce the Company’s potential exposure to underlying fund performance risks. Specifically, the terms in the GMAB rider limit policyholder asset allocation by either (1) requiring partial allocation of assets to a guaranteed term option (a fixed rate investment option) and excluding certain funds that are highly volatile or difficult to hedge or (2) requiring all assets be allocated to one of the approved asset allocation funds or models defined by the Company.

Beginning in March 2005, the Company began offering a hybrid GMAB/GLWB through its Capital Preservation Plus Lifetime Income (CPPLI) contract rider. This living benefit combines a GMAB feature in its first 5-10 years with a lifetime withdrawal benefit election at the end of the GMAB feature. Upon maturity of the GMAB, the contractholder can elect the lifetime withdrawal benefit, which would continue for the duration of the insured’s life; elect a new CPPLI rider; or drop the rider completely and continue the variable annuity contract without any rider. If the lifetime withdrawal benefit is elected and the insured’s contract value is exhausted through such withdrawals and market conditions, the Company will continue to fund future withdrawals at a pre-defined level until the insured’s death. In some cases, the contractholder has the right to drop the GLWB portion of this rider or periodically reset the guaranteed withdrawal basis to a higher level. This benefit requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy as previously described above.

In March 2006, the Company added Lifetime Income (L.inc), a stand-alone GLWB, to complement CPPLI in its product offerings. This rider is very similar to the hybrid benefit discussed above in that L.inc and CPPLI both have guaranteed withdrawal rates that increase based on the age at which the contractholder begins taking income. The withdrawal rates are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a ratchet feature that is driven by account performance and a roll-up feature that is driven by policy duration. Generally, the longer the contractholder waits before commencing withdrawals, the greater the guaranteed lifetime income. One key difference between L.inc and CPPLI is that the charge associated with L.inc is assessed against the benefit base. This is a risk mitigation feature as it alleviates much of the uncertainty around account performance and customer withdrawal patterns, both of which can lead to lower than expected revenue streams if the charge were assessed on account value. In June 2007, the Company added a feature to L.inc to allow for a lump settlement in lieu of lifetime withdrawals in certain situations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility. As of December 31, 2008 and 2007, the net balance of the embedded derivatives for living benefits was a liability of $1.70 billion and $91.9 million, respectively. The Company does not expect any meaningful level of claims under the living benefit features for several years and believes any such claims would be mitigated by its economic hedging program.

Similar to the Company’s economic hedging for GMDBs, the living benefits features are also being economically hedged. The primary risks being hedged are the exposures associated with declining equity market returns and downward interest rate movements. The Company employs a variety of instruments to mitigate this exposure including S&P 500 Index futures, U.S. Treasury futures, interest rate swaps and long-dated over-the-counter put options. The positions used in the economic hedging program are not designated as hedges and, therefore, hedge accounting is not applied. The living benefits hedging program is designed to offset changes in the economic value of the living benefits obligation to contractholders. Changes in the fair value of the embedded derivatives are likely to create volatility in earnings. The hedging activity associated with changes in the economic value of the living benefits obligations will likely mitigate a portion of this earnings volatility.

Other Non-Hedging Derivatives

The Company periodically enters into basis swaps (receive one variable rate, pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will be consistent with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability. Therefore, basis swaps do not receive hedge accounting treatment.

The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and investments provide cash flows with the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection is not designated for hedge accounting treatment.

Quantitative Disclosure

Fair Value Hedges

During the years ended December 31, 2008, 2007 and 2006, a net gain of $8.3 million, a net loss of $2.4 million and a net gain of $2.9 million, respectively, were recognized in net realized investment gains and losses related to the ineffective portion of fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

Cash Flow Hedges

For the years ended December 31, 2008, 2007 and 2006, the ineffective portion of cash flow hedges was a net gain of $3.1 million, a net loss of $1.4 million and a net loss of $1.5 million, respectively. There were no net gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions, other than those relating to variable interest on existing financial instruments, is twelve months or less. However, in 2003 the Company entered into a hedge of a forecasted purchase of shares of a mutual fund tied to the S&P 500 Index where delivery of the shares will occur in 2033.

During 2008, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings due to the probability that a forecasted transaction would not occur.

Other Derivative Instruments, Including Embedded Derivatives

Net realized investment gains and losses for the years ended December 31, 2008, 2007 and 2006 included a net gain of $58.2 million, a net loss of $12.4 million and a net loss of $0.5 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. In addition, variable annuity contracts resulted in net losses of $442.5 million, $51.8 million, $11.4 million for the years ended December 31, 2008, 2007, and 2006, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships.

For the years ended December 31, 2008, 2007 and 2006, net losses of $3.6 million, $0.5 million and $10.6 million, respectively, were recorded in net realized investment gains and losses reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate MTNs denominated in foreign currencies. No additional net gains were recorded to reflect the change in spot rates of foreign currency denominated obligations during the year ended December 31, 2008 compared to none for the year ended December 31, 2007, and a net gain of $14.1 million for the year ended December 31, 2006.

The following table summarizes the notional amount of derivative financial instruments outstanding as of December 31:

(in millions)	2008	2007
Interest rate swaps:
Pay fixed/receive variable rate swaps hedging investments	$1,218.4	$1,692.9
Pay variable/receive fixed rate swaps hedging investments	924.5	21.0
Pay variable/receive variable rate swaps hedging liabilities	200.0	—
Pay fixed/receive variable rate swaps hedging liabilities	1,993.7	1,120.7
Pay variable/receive fixed rate swaps hedging liabilities	3,856.3	343.1
Cross-currency interest rate swaps:
Hedging foreign currency denominated investments	343.7	375.5
Hedging foreign currency denominated liabilities	463.4	1,144.1
Credit default swaps	271.2	300.3
Other non-hedging instruments	431.0	518.1
Equity option/futures contracts	3,675.3	2,361.8
Interest rate futures contracts	281.1	371.3

Total	$13,658.6	$8,248.8

The notional value is the amount upon which exchanges of interest are based. Exposure to a counterparty arises if the net expected cash flows are positive, as calculated based on forward interest rate curves and notional contract values.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Credit Derivatives

The Company enters into two distinct types of credit derivative contracts (or credit default swaps) which allows the Company to either sell or buy credit protection on a specific creditor or credit index. When the Company sells credit protection against a specific creditor or credit index to a counterparty, it receives periodic premium payments similar to the risk premium received on an equivalent maturity bond from the same creditor. In return, the Company agrees to provide for losses if a credit event occurs during the lifetime of the contract, by buying a pre-determined cash bond from the counterparty at face value. In such a contract, a credit event will be defined in the trade settlement documentation and may include, but not be limited to, creditor bankruptcy or restructuring. There are no recourse provisions associated with these contracts.

The Company had exposure to credit protection contracts for the years ended December 31, 2008, 2007 and 2006 and experienced losses of $18.8 million in 2008 and no losses in 2007 or 2006, on such contracts. The following table presents the Company’s outstanding exposure to credit protection contracts, all of which are related to corporate debt instruments, as of December 31, 2008 by contract maturity and industry exposure:

	Less than or equal to one year		One to three years		Three to five years		Total
(in millions)	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value
Single sector exposure:
Consumer goods	$—	$—	$6.0	$(0.8)	$—	$—	$6.0	$(0.8)
Financial	—	—	35.0	(5.8)	13.0	(0.5)	48.0	(6.3)
Oil & gas pipelines	10.0	—	15.0	(0.8)	—	—	25.0	(0.8)
Services	—	—	—	—	35.0	(3.0)	35.0	(3.0)
Utilities	4.5	—	—	—	—	—	4.5	—

Total single sector exposure	14.5	—	56.0	(7.4)	48.0	(3.5)	118.5	(10.9)
Index exposure:
Corporate bonds	—	—	—	—	110.9	(0.3)	110.9	(0.3)

Total index exposure	—	—	—	—	110.9	(0.3)	110.9	(0.3)

Total	$14.5	$—	$56.0	$(7.4)	$158.9	$(3.8)	$229.4	$(11.2)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(6)	Investments
The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
December 31, 2008:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$77.3	$20.1	$—	$97.4
U. S. Government agencies1	384.6	89.3	—	473.9
Obligations of states and political subdivisions	223.0	1.5	7.4	217.1
Debt securities issued by foreign governments	33.9	5.0	—	38.9
Corporate securities
Public	8,042.9	85.4	1,040.3	7,088.0
Private	4,589.0	49.5	370.0	4,268.5
Mortgage-backed securities	5,248.2	68.2	639.6	4,676.8
Asset-backed securities	3,222.0	19.7	855.1	2,386.6

Total fixed maturity securities	21,820.9	338.7	2,912.4	19,247.2
Equity securities	30.9	0.7	5.1	26.5

Total securities available-for-sale	$21,851.8	$339.4	$2,917.5	$19,273.7

December 31, 2007:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$110.8	$14.3	$0.4	$124.7
U. S. Government agencies	406.1	61.2	—	467.3
Obligations of states and political subdivisions	245.3	1.6	2.7	244.2
Debt securities issued by foreign governments	40.0	2.5	0.1	42.4
Corporate securities
Public	8,253.8	133.4	161.6	8,225.6
Private	5,474.2	131.7	57.6	5,548.3
Mortgage-backed securities	5,855.9	31.3	98.4	5,788.8
Asset-backed securities	3,635.1	31.2	174.2	3,492.1

Total fixed maturity securities	24,021.2	407.2	495.0	23,933.4
Equity securities	69.6	4.8	1.5	72.9

Total securities available-for-sale	$24,090.8	$412.0	$496.5	$24,006.3

1	Includes $134.7 million of securities explicitly backed by the full faith and credit of the U.S. Government.
The market value of the Company’s general account investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. While the Company has the ability and intent to hold available-for-sale debt securities in unrealized loss positions that are not other-than-temporarily impaired until recovery, it may experience realized investment losses to the extent its liquidity needs require the disposition of general account fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Debt securities accounted for under EITF 99-20 may experience other-than-temporary impairment in future periods in the event an adverse change in cash flows is anticipated or probable. Furthermore, equity securities may experience other-than-temporary impairment in the future based on the prospects for recovery in value in a reasonable period. In addition, debt securities may experience other-than-temporary impairment in the future based on the probability that that Company may not be able to receive all contractual payments when due.

The Company held securities issued by institutions in the financial sector with equity-type features, classified as fixed maturity, with estimated fair values of $634.2 million and $674.4 million, and gross unrealized losses of $366.6 million and $28.3 million, as of December 31, 2008 and December 31, 2007, respectively. Of these securities in an unrealized loss position as of December 31, 2008, $104.7 million, or 18%, were in an unrealized loss position for more than one year compared to $149.3 million, or 39%, as of December 31, 2007. As of December 31, 2008, the Company evaluates such securities for other-than-temporary impairment using the criteria of either a debt or an equity security depending on the facts and circumstances of the individual issuer.

The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2008. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(in millions)	Amortized cost	Estimated fair value
Fixed maturity securities available-for-sale:
Due in one year or less	$1,086.7	$1,081.9
Due after one year through five years	6,697.6	6,173.1
Due after five years through ten years	2,704.5	2,537.5
Due after ten years	2,861.9	2,391.4

Subtotal	13,350.7	12,183.9
Mortgage-backed securities	5,248.2	4,676.7
Asset-backed securities	3,222.0	2,386.6

Total	$21,820.9	$19,247.2

The following table presents the components of net unrealized losses on securities available-for-sale as of December 31:

(in millions)	2008	2007
Net unrealized losses, before adjustments and taxes	$(2,578.1)	$(84.5)
Change in fair value attributable to fixed maturity securities designated in fair value hedging relationships	(57.8)	—

Total net unrealized losses, before adjustments and taxes	(2,635.9)	(84.5)
Adjustment to deferred policy acquisition costs	615.9	87.1
Adjustment to future policy benefits and claims	43.8	(77.7)
Deferred federal income tax benefit	691.7	26.1

Net unrealized losses	$(1,284.5)	$(49.0)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table presents an analysis of the net increase in net unrealized (losses) gains on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2008	2007	2006
Fixed maturity securities	$(2,485.9)	$(166.0)	$(161.0)
Equity securities	(7.7)	(2.6)	(1.1)

Net increase	$(2,493.6)	$(168.6)	$(162.1)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

For securities available-for-sale as of the dates indicated, the following table summarizes the Company’s gross unrealized losses based on the amount of time each type of security has been in an unrealized loss position:

	Less than or equal to one year		More than one year		Total
(in millions)	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses
December 31, 2008:
Fixed maturity securities:
Obligations of states and political subdivisions	$94.9	$3.5	$29.3	$3.9	$124.2	$7.4
Corporate securities
Public	3,678.8	700.8	1,233.6	339.5	4,912.4	1,040.3
Private	2,108.1	262.1	838.6	107.9	2,946.7	370.0
Mortgage-backed securities	592.1	149.1	1,694.3	490.6	2,286.4	639.7
Asset-backed securities	1,026.9	248.6	1,171.4	606.4	2,198.3	855.0

Total fixed maturity securities	7,500.8	1,364.1	4,967.2	1,548.3	12,468.0	2,912.4
Equity securities	11.2	4.9	3.4	0.2	14.6	5.1

Total	$7,512.0	$1,369.0	$4,970.6	$1,548.5	$12,482.6	$2,917.5

% of total gross unrealized losses		47%		53%

December 31, 2007:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$16.4	$0.4	$2.6	$—	$19.0	$0.4
U.S. Government agencies	—	—	13.9	—	13.9	—
Obligations of states and political subdivisions	15.4	0.1	149.6	2.6	165.0	2.7
Debt securities issued by foreign governments	11.5	0.1	—	—	11.5	0.1
Corporate securities
Public	2,354.0	95.2	1,966.8	66.4	4,320.8	161.6
Private	680.6	17.1	1,814.7	40.5	2,495.3	57.6
Mortgage-backed securities	1,227.8	23.7	2,466.4	74.7	3,694.2	98.4
Asset-backed securities	1,453.8	127.1	1,078.1	47.1	2,531.9	174.2

Total fixed maturity securities	5,759.5	263.7	7,492.1	231.3	13,251.6	495.0
Equity securities	17.1	1.5	0.1	—	17.2	1.5

Total	$5,776.6	$265.2	$7,492.2	$231.3	$13,268.8	$496.5

% of total gross unrealized losses		53%		47%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company has fixed maturity securities that have been in an unrealized loss position for more than one year that are not other-than-temporarily impaired. The Company reviews assets in unrealized loss positions and evaluates whether or not the losses are other-than-temporary. Many criteria are considered during this process including, but not limited to, specific credit issues and financial prospects related to the issuer, the quality of the underlying collateral, management’s intent and ability to hold the security until recovery, current economic conditions that could affect the creditworthiness of the issuer in the future, the current fair value as compared to the amortized cost of the security, the extent and duration of the unrealized loss, and the rating of the affected security.

As of December 31, 2008, fixed maturity securities that have been in an unrealized loss position for more than one year totaled $1.55 billion, or 53% of the Company’s total unrealized losses on fixed maturity securities. Of this total, $1.31 billion, or 85%, were classified as investment grade securities, as defined by the National Association of Insurance Commissioners (NAIC).

As of December 31, 2008, 1,913, or 65%, of the Company’s investments in fixed maturity securities were in an unrealized loss position, in comparison to 1,725, or 53%, as of December 31, 2007.

The majority of the increases in the Company’s unrealized losses from December 31, 2007 to 2008 were attributable to corporate securities, MBSs and ABSs. These increased unrealized loss positions primarily were driven by the combined impact of volatility in investment quality ratings and credit spreads, illiquid markets, and interest rate movements. In particular, exposure to the financial sector, including through structured securities such as trust preferred, collateralized loan obligations and collateralized debt obligations, have been significantly affected by negative circumstances in those sectors. It is reasonably possible that further declines in estimated fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

For fixed maturity securities available-for-sale, the following tables summarize as of the dates indicated the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, as defined by the NAIC, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed as of December 31, 2008
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
Corporate securities - public and private
99.9% - 95.0%	$50.0	$16.4	$66.4	$1.7	$0.1	$1.8	$51.7	$16.5	$68.2
94.9% - 90.0%	94.0	28.3	122.3	5.2	6.2	11.4	99.2	34.5	133.7
89.9% - 85.0%	82.8	32.2	115.0	7.9	7.3	15.2	90.7	39.5	130.2
84.9% - 80.0%	94.1	27.2	121.3	14.5	7.1	21.6	108.6	34.3	142.9
Below 80.0%	453.1	150.5	603.6	159.6	172.1	331.7	612.7	322.6	935.3

Total	774.0	254.6	1,028.6	188.9	192.8	381.7	962.9	447.4	1,410.3

Mortgage-backed securities
99.9% - 95.0%	1.1	2.9	4.0	—	—	—	1.1	2.9	4.0
94.9% - 90.0%	5.7	14.4	20.1	0.1	—	0.1	5.8	14.4	20.2
89.9% - 85.0%	13.8	23.9	37.7	5.7	—	5.7	19.5	23.9	43.4
84.9% - 80.0%	14.0	40.0	54.0	17.1	10.0	27.1	31.1	50.0	81.1
Below 80.0%	91.5	377.4	468.9	—	22.0	22.0	91.5	399.4	490.9

Total	126.1	458.6	584.7	22.9	32.0	54.9	149.0	490.6	639.6

Asset-backed securities
99.9% - 95.0%	4.9	2.0	6.9	0.4	—	0.4	5.3	2.0	7.3
94.9% - 90.0%	15.5	18.6	34.1	1.0	—	1.0	16.5	18.6	35.1
89.9% - 85.0%	23.3	27.5	50.8	0.3	0.8	1.1	23.6	28.3	51.9
84.9% - 80.0%	15.3	33.7	49.0	0.1	1.0	1.1	15.4	34.7	50.1
Below 80.0%	171.0	513.0	684.0	16.9	9.8	26.7	187.9	522.8	710.7

Total	230.0	594.8	824.8	18.7	11.6	30.3	248.7	606.4	855.1

Other fixed maturity securities1
99.9% - 95.0%	1.3	—	1.3	—	—	—	1.3	—	1.3
94.9% - 90.0%	2.2	—	2.2	—	—	—	2.2	—	2.2
89.9% - 85.0%	—	3.9	3.9	—	—	—	—	3.9	3.9
84.9% - 80.0%	—	—	—	—	—	—	—	—	—
Below 80.0%	—	—	—	—	—	—	—	—	—

Total	3.5	3.9	7.4	—	—	—	3.5	3.9	7.4

Total fixed maturity securities available-for-sale
99.9% - 95.0%	57.3	21.3	78.6	2.1	0.1	2.2	59.4	21.4	80.8
94.9% - 90.0%	117.4	61.3	178.7	6.3	6.2	12.5	123.7	67.5	191.2
89.9% - 85.0%	119.9	87.5	207.4	13.9	8.1	22.0	133.8	95.6	229.4
84.9% - 80.0%	123.4	100.9	224.3	31.7	18.1	49.8	155.1	119.0	274.1
Below 80.0%	715.6	1,040.9	1,756.5	176.5	203.9	380.4	892.1	1,244.8	2,136.9

Total	$1,133.6	$1,311.9	$2,445.5	$230.5	$236.4	$466.9	$1,364.1	$1,548.3	$2,912.4

1        Includes U.S. Treasury securities, obligations of U.S. Government corporations, U.S. Government agency securities, obligations of state and political subdivisions, and debt issued by foreign governments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

	Period of time for which unrealized loss has existed as of December 31, 2007
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
Corporate securities - public and private
99.9% - 95.0%	$21.2	$43.6	$64.8	$12.9	$5.2	$18.1	$34.1	$48.8	$82.9
94.9% - 90.0%	18.0	30.3	48.3	13.3	4.5	17.8	31.3	34.8	66.1
89.9% - 85.0%	16.5	10.7	27.2	3.1	6.3	9.4	19.6	17.0	36.6
84.9% - 80.0%	2.1	0.4	2.5	3.0	0.2	3.2	5.1	0.6	5.7
Below 80.0%	7.5	—	7.5	14.7	5.7	20.4	22.2	5.7	27.9

Total	65.3	85.0	150.3	47.0	21.9	68.9	112.3	106.9	219.2

Mortgage-backed securities
99.9% - 95.0%	18.6	35.3	53.9	—	—	—	18.6	35.3	53.9
94.9% - 90.0%	5.1	39.4	44.5	—	—	—	5.1	39.4	44.5
89.9% - 85.0%	—	—	—	—	—	—	—	—	—
84.9% - 80.0%	—	—	—	—	—	—	—	—	—
Below 80.0%	—	—	—	—	—	—	—	—	—

Total	23.7	74.7	98.4	—	—	—	23.7	74.7	98.4

Asset-backed securities
99.9% - 95.0%	14.7	13.2	27.9	0.2	—	0.2	14.9	13.2	28.1
94.9% - 90.0%	26.9	13.7	40.6	—	—	—	26.9	13.7	40.6
89.9% - 85.0%	18.0	8.6	26.6	—	—	—	18.0	8.6	26.6
84.9% - 80.0%	14.2	5.8	20.0	—	—	—	14.2	5.8	20.0
Below 80.0%	53.0	5.8	58.8	0.1	—	0.1	53.1	5.8	58.9

Total	126.8	47.1	173.9	0.3	—	0.3	127.1	47.1	174.2

Other fixed maturity securities1
99.9% - 95.0%	0.6	1.4	2.0	—	—	—	0.6	1.4	2.0
94.9% - 90.0%	—	1.2	1.2	—	—	—	—	1.2	1.2
89.9% - 85.0%	—	—	—	—	—	—	—	—	—
84.9% - 80.0%	—	—	—	—	—	—	—	—	—
Below 80.0%	—	—	—	—	—	—	—	—	—

Total	0.6	2.6	3.2	—	—	—	0.6	2.6	3.2

Total fixed maturity securities available-for-sale
99.9% - 95.0%	55.1	93.5	148.6	13.1	5.2	18.3	68.2	98.7	166.9
94.9% - 90.0%	50.0	84.6	134.6	13.3	4.5	17.8	63.3	89.1	152.4
89.9% - 85.0%	34.5	19.3	53.8	3.1	6.3	9.4	37.6	25.6	63.2
84.9% - 80.0%	16.3	6.2	22.5	3.0	0.2	3.2	19.3	6.4	25.7
Below 80.0%	60.5	5.8	66.3	14.8	5.7	20.5	75.3	11.5	86.8

Total	$216.4	$209.4	$425.8	$47.3	$21.9	$69.2	$263.7	$231.3	$495.0

1        Includes U.S. Treasury securities, obligations of U.S. Government corporations, U.S. Government agency securities, obligations of state and political subdivisions, and debt issued by foreign governments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

As of December 31, 2008, 27% of the Company’s investments in an unrealized loss position had ratios of estimated fair value to amortized cost of at least 80%. In addition, 84% of the Company’s investments in an unrealized loss position were classified as investment grade, as defined by the NAIC. Of the Company’s investments in unrealized loss positions classified as non-investment grade, 49% have been in an unrealized loss position for less than one year.

The NAIC assigns securities quality ratings and uniform valuations (called NAIC Designations), which are used by insurers when preparing their annual statements. For most securities, NAIC ratings are derived from ratings received from nationally recognized rating agencies. The NAIC also assigns ratings to securities that do not receive public ratings. The designations assigned by the NAIC range from class 1 (highest quality) to class 6 (lowest quality). Of the Company’s general account fixed maturity securities, 92% and 94% were in the two highest NAIC Designations as of December 31, 2008 and 2007, respectively.

The following table shows the equivalent ratings between the NAIC and nationally recognized rating agencies and summarizes the credit quality, as determined by NAIC Designation, of the Company’s general account fixed maturity securities portfolio as of December 31:

(in millions)		2008		2007
NAIC designation1	Rating agency equivalent designation2	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value
1	Aaa/Aa/A	$13,870.1	$12,497.7	$16,765.5	$16,662.7
2	Baa	5,961.0	5,210.2	5,730.3	5,784.3
3	Ba	1,192.9	953.8	1,101.6	1,078.3
4	B	529.7	366.5	325.0	316.8
5	Caa and lower	166.9	128.9	60.2	52.7
6	In or near default	100.3	90.1	38.6	38.6

	Total	$21,820.9	$19,247.2	$24,021.2	$23,933.4

1        NAIC Designations are assigned at least annually. Some designations for securities shown have been assigned to securities not yet assigned an NAIC Designation in a manner approximating equivalent public rating categories.

2        Comparisons between NAIC and Moody’s designations are published by the NAIC. If no Moody’s rating is available, the Company assigns internal ratings corresponding to public ratings.

Recent conditions in the securities markets, including changes in investment quality ratings, liquidity, credit spreads and interest rates, have resulted in declines in the values of investment securities, including corporate debt securities, MBSs and ABSs. When evaluating whether these securities are other-than-temporarily impaired, the Company considers characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, expected future cash flows, and the Company’s ability and intent to hold the security to recovery. These and other factors also affect the estimated fair value of these securities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company’s investments in MBSs and ABSs include securities that are supported by Alt-A and Sub-prime collateral. The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs. Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate. Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically issues a slightly higher interest rate for such mortgages. The Company considers Sub-prime collateral to be mortgages that are first-lien mortgage loans issued to Sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores. Second-lien mortgage loans are also considered Sub-prime. The amortized cost and estimated fair value of the Company’s investments in securities containing Alt-A collateral totaled $1,718.7 million and $1,335.8 million, respectively, and the amortized cost and estimated fair value of the Company’s investments in securities containing Sub-prime collateral totaled $612.7 million and $480.2 million, respectively. As of December 31, 2008, 75% and 84% of securities containing Alt-A and Sub-prime collateral, respectively, were rated AA or better. In addition, 68% and 76% of Alt-A and Sub-prime collateral, respectively, was originated in 2005 or earlier.

In addition, recent market activity has negatively impacted the Company’s investments in commercial mortgage-backed securities (CMBS). These investments in CMBS are generally characterized by securities that are collateralized by static, heterogeneous pools of mortgages on commercial real estate properties. Deals are generally diversified across property types, geography, borrowers, tenants, loan size, coupon and vintages. As of December 31, 2008, the amortized cost and estimated fair value of the Company’s investments in CMBS totaled $1.26 billion and $853.0 million, respectively, while the December 31, 2007 amortized cost was $1.10 billion and estimated fair value was $1.08 billion.

Proceeds from the sale of securities available-for-sale during 2008, 2007 and 2006 were $4.19 billion, $4.65 billion and $2.27 billion, respectively. During 2008, gross gains of $32.9 million ($70.0 million and $61.6 million in 2007 and 2006, respectively) and gross losses of $23.9 million ($70.2 million and $64.1 million in 2007 and 2006, respectively) were realized on those sales.

Real estate held for use was $9.8 million and $17.8 million as of December 31, 2008 and 2007, respectively. These assets are carried at cost less accumulated depreciation, which was $2.1 million and $3.6 million as of December 31, 2008 and 2007, respectively. The carrying value of real estate held for sale was $6.8 million as of December 31, 2008 (compared to no real estate held for sale as of December 31, 2007.)

The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2008, the Company’s largest exposure to any single borrower, region and property type was 2%, 23% and 34%, respectively, of the Company’s general account mortgage loan portfolio, compared to 2%, 24% and 33%, respectively, as of December 31, 2007.

As of December 31, 2008 and 2007, the carrying value of commercial mortgage loans on real estate considered specifically impaired was $35.4 million and $7.4 million, respectively, for which a $13.6 million and $3.0 million valuation allowance had been established, respectively. No valuation allowance exists for collateral dependent commercial mortgage loans for which the fair value of the collateral is estimated to be greater than the carrying value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)	2008	2007	2006
Allowance, beginning of period	$23.1	$34.3	$31.1
Net change in allowance	16.4	(11.2)	3.2

Allowance, end of period	$39.5	$23.1	$34.3

The Company has securitized commercial mortgage loans on real estate to third parties. The Company, as the transferor, has continuing involvement in these loans which consists of receiving servicing fees on loans which the Company has transferred.

The Company did not participate in any securitization arrangements during 2008. During 2008, the Company received $0.6 million in servicing fees related to financial assets where there is a continuing involvement from the securitization of commercial mortgage loans on real estate. During 2007, the Company received proceeds of $928.0 million from the securitization of commercial mortgage loans on real estate to third parties, experienced realized losses of $7.3 million on these loans, and received $0.7 million in servicing fees related to loans securitized in 2007 and before. During 2006, the Company received proceeds of $545.0 million from the securitization of commercial mortgage loans on real estate to third parties, experienced realized gains of $5.3 million on these loans, and received $0.4 million in servicing fees related to loans securitized in 2006 and before.

The Company provides a representations and warranties letter to the transferee for each securitization arrangement. If it is found that the Company has made a misrepresentation, it could be required to provide financial support to the transferee or its beneficial interest holders. In 2008 and 2007, the Company was not required to provide any financial or other support that it was not previously contractually required to provide to the transferee or its beneficial interest holders.

The following table summarizes net realized investment (losses) gains from continuing operations by source for the years ended December 31:

(in millions)	2008	2007	2006
Total realized gains on sales, net of hedging losses	$1.9	$65.4	$88.8
Total realized losses on sales, net of hedging gains	(93.1)	(79.9)	(64.8)
Total other-than-temporary and other investment impairments	(1,051.4)	(116.4)	(17.1)
Credit default swaps	(9.8)	(7.5)	(1.1)
Derivatives and embedded derivatives associated with living benefit contracts	(500.7)	(26.7)	—
Derivatives associated with death benefits contracts	109.4	—	—
Other derivatives	104.4	(1.1)	1.3

Net realized investment (losses) gains	$(1,439.3)	$(166.2)	$7.1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes other-than-temporary and other investment impairments by asset type for the years ended December 31:

(in millions)	2008	2007	2006
Fixed maturity securities:
Corporate securities
Public	$191.1	$10.5	$4.6
Private	77.0	62.7	0.5
Mortgage-backed securities	313.5	—	—
Asset-backed securities	392.4	35.1	2.1

Total fixed maturity securities	974.0	108.3	7.2

Equity securities	60.2	—	—
Other	17.2	8.1	9.9

Total other-than-temporary and other investment impairments	$1,051.4	$116.4	$17.1

The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)	2008	2007	2006
Securities available-for-sale:
Fixed maturity securities	$1,334.5	$1,370.5	$1,419.2
Equity securities	4.9	4.0	2.6
Mortgage loans on real estate	459.3	512.6	535.4
Short-term investments	16.1	28.7	47.3
Other	(74.3)	124.3	120.9

Gross investment income	1,740.5	2,040.1	2,125.4
Less investment expenses	53.5	64.3	66.9

Net investment income	$1,687.0	$1,975.8	$2,058.5

Fixed maturity securities with an amortized cost of $15.0 million and $8.3 million as of December 31, 2008 and 2007, respectively, were on deposit with various regulatory agencies as required by law.

The Company, through an agent, lends certain portfolio holdings and in turn receives cash collateral with the objective of increasing the yield on its investments. The cash collateral is invested in high-quality, short-term and long-term investments. The Company’s policy requires the maintenance of collateral of a minimum of 102% of the fair value of the securities loaned. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the loaned securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term. In 2008, the Company recognized loaned securities as part of its investments available-for-sale. The Company also recognizes the short-term and other long-term investments acquired with the cash collateral and its obligation to return such collateral to the borrower in short-term and other long-term investments and other liabilities, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

As of December 31, 2008 and 2007, the Company had received $378.3 million and $551.9 million, respectively, of cash collateral on securities lending. The Company had not received any non-cash collateral on securities lending as of December 31, 2008 and 2007. As of December 31, 2008 and 2007, the Company had loaned securities with a fair value of $367.2 million and $541.2 million, respectively.

As of December 31, 2008 and 2007, the Company had received $1,022.5 million and $245.4 million, respectively, of cash for derivative collateral, which is in turn invested in short-term investments. The Company also held $35.4 million and $18.5 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2008 and 2007, respectively. As of December 31, 2008, the Company had pledged fixed maturity securities with a fair value of $24.5 million as collateral to various derivative counterparties compared to $18.8 million as of December 31, 2007.

(7)	Deferred Policy Acquisition Costs
The following table presents a reconciliation of DAC for the years ended December 31:

(in millions)	2008	2007
Balance at beginning of period	$3,997.4	$3,758.0
Capitalization of DAC	572.2	612.5
Amortization of DAC	(674.5)	(368.5)
Adjustments to unrealized gains and losses on securities available-for-sale and other	528.8	4.4
Cumulative effect of adoption of accounting principle	—	(9.0)

Balance at end of period	$4,423.9	$3,997.4

See Note 2(f) for information on the Company’s DAC policies.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(8)	Variable Annuity Contracts
The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types under non-traditional variable annuity contracts: (1) GMDB; (2) GMAB; (3) guaranteed minimum income benefits (GMIB); (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The Company has offered six primary GMDB types:

•
Return of premium – provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.” There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset – provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet – provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup – provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo – provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

•
Earnings enhancement – provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

•	Ratchet – provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

•
Rollup – provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo – provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

See Note 5 for a complete description of the Company’s hybrid GMAB/GLWB offered through its CPPLI contract rider. All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables.

The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31:

	2008			2007
(in millions)	Account value	Net amount at risk1	Wtd. avg. attained age	Account value	Net amount at risk1	Wtd. avg. attained age
GMDB:
Return of premium	$5,991.9	$440.6	60	$9,082.6	$18.7	59
Reset	12,468.7	2,468.0	64	17,915.0	61.1	63
Ratchet	12,352.3	3,767.2	67	15,789.2	132.2	66
Rollup	277.1	25.7	72	467.0	8.4	71
Combo	1,704.1	621.2	69	2,555.5	47.0	68

Subtotal	32,794.1	7,322.7	65	45,809.3	267.4	64
Earnings enhancement	333.5	7.2	63	519.2	49.8	62

Total - GMDB	$33,127.6	$7,329.9	65	$46,328.5	$317.2	64

GMAB2 :
5 Year	$2,867.6	$499.0	N/A	$2,985.6	$4.6	N/A
7 Year	2,265.9	482.9	N/A	2,644.1	6.2	N/A
10 Year	677.9	132.2	N/A	927.3	1.3	N/A

Total - GMAB	$5,811.4	$1,114.1	N/A	$6,557.0	$12.1	N/A

GMIB3 :
Ratchet	$244.7	$5.6	N/A	$425.2	$—	N/A
Rollup	659.5	1.3	N/A	1,119.9	—	N/A
Combo	0.1	—	N/A	0.3	—	N/A

Total - GMIB	$904.3	$6.9	N/A	$1,545.4	$—	N/A

GLWB:
L.inc	$3,320.8	$571.5	N/A	$2,865.8	$—	N/A

1
Net amount at risk is calculated on a seriatum basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit). As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance.

2	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $4.59 billion and $4.77 billion as of December 31, 2008 and 2007, respectively.
3	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.
Net amount at risk is highly sensitive to changes in financial market movements. The increase in net amount at risk during 2008 is primarily due to declines in the financial markets. See Note 5 – Equity Market Risk Management for a discussion of the Company’s risk management practices with respect to declining financial market exposure and related reserve balances.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes account balances of variable annuity contracts that were invested in separate accounts as of December 31:

(in millions)	2008	2007
Mutual funds:
Bond	$4,350.2	$5,143.6
Domestic equity	18,572.8	31,217.7
International equity	2,412.7	3,987.3

Total mutual funds	25,335.7	40,348.6
Money market funds	2,132.6	1,728.2

Total	$27,468.3	$42,076.8

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions.

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2008 and 2007:

•	Data used was based on a combination of historical numbers and future projections generally involving 50 probabilistically generated economic scenarios

•	Mean gross equity performance – 8.1%

•	Equity volatility – 18.7%

•	Mortality – 100% of Annuity 2000 table

•	Asset fees – equivalent to mutual fund and product loads

•	Discount rate – approximately 7.0%
Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+
Minimum	1.00%	2.00%	2.00%	3.00%	4.50%	6.00%	7.00%	7.00%	11.50%	11.50%
Maximum	1.50%	2.50%	4.00%	4.50%	40.00%	41.50%	21.50%	35.00%	35.00%	18.50%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(9)	Short-Term Debt
The following table summarizes short-term debt as of December 31:

(in millions)	2008	2007
$800.0 million commercial paper program	$149.9	$199.7
$350.0 million securities lending program facility	99.8	85.6

Total short-term debt	$249.7	$285.3

The Company has available as a source of funds a $1.00 billion revolving variable rate credit facility entered into by NFS, NLIC and NMIC with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company’s debt not exceed 40% of tangible net worth, as defined, and that NLIC maintain statutory surplus, as defined, in excess of $1.67 billion. As of December 31, 2008, the Company and NLIC were in compliance with all covenants. NLIC and NMIC had no amounts outstanding under this agreement as of December 31, 2008 and 2007. NLIC also has an $800.0 million commercial paper program and is required to maintain an available credit facility equal to 50% of any amounts outstanding under the commercial paper program. Therefore, borrowing capacity under the aggregate $1.00 billion revolving credit facility is reduced by 50% of any amounts outstanding under the commercial paper program. NLIC had $149.9 million of commercial paper outstanding at December 31, 2008 at a weighted average interest rate of 2.07% and $199.7 million at a weighted average interest rate of 4.39% at December 31, 2007.

NLIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR (0.44% and 4.60% as of December 31, 2008 and 2007, respectively). NLIC had $99.8 million and $85.6 million outstanding under this agreement as of December 31, 2008 and 2007, respectively. As of December 31, 2008, the Company had not provided any guarantees on such borrowings, either directly or indirectly.

The Company paid interest on short-term debt totaling $8.3 million, $15.0 million and $11.7 million in 2008, 2007 and 2006, respectively.

(10)	Long-Term Debt
The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)	2008	2007
8.15% surplus note, due June 27, 2032	$300.0	$300.0
7.50% surplus note, due December 17, 2031	300.0	300.0
6.75% surplus note, due December 23, 2033	100.0	100.0

Total long-term debt	$700.0	$700.0

The Company made interest payments to NFS on surplus notes totaling $53.7 million in 2008, 2007 and 2006. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance (ODI).

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(11)	Federal Income Taxes
In 2008, NFS will file a life/non-life federal income tax return with all of its eligible downstream subsidiaries. Effective January 1, 2009, pursuant to the merger agreement dated August 6, 2008 whereby NMIC and its affiliates purchased all of the NFS common stock they did not already own, Nationwide Corp. will own more than 80% of the value of NFS, meeting the requirements for NFS to join the NMIC consolidated federal income tax return. However, the life insurance company subsidiaries will not be eligible to join the NMIC consolidated federal income tax return until 2014. The members of the NFS consolidated federal income tax return group participate in a tax sharing arrangement, which uses a consolidated approach in allocating the amount of current and deferred expense to the separate financial statements of a subsidiary. This approach provides for a current tax benefit to the subsidary for losses that are utilized in the consoldiated tax return.

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax (asset) liability as of December 31:

(in millions)	2008	2007
Deferred tax assets:
Future policy benefits and claims	$881.0	$622.0
Securities available-for-sale	737.4	83.8
Derivatives	229.7	—
Other	238.3	129.4

Gross deferred tax assets	2,086.4	835.2
Less valuation allowance	(7.0)	(7.0)

Deferred tax assets, net of valuation allowance	2,079.4	828.2

Deferred tax liabilities:
Deferred policy acquisition costs	1,249.4	1,112.6
Derivatives	—	15.6
Other	188.4	115.2

Gross deferred tax liabilities	1,437.8	1,243.4

Net deferred tax (asset) liability	$(641.6)	$415.2

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income taxes paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged during 2008, 2007 and 2006. No additional valuation allowances are required to be recognized as the Company has prudent and feasible tax planning strategies that would, if necessary, be implemented to utilize deferred tax assets.

The Company’s current federal income tax asset was $127.2 million and $12.7 million as of December 31, 2008 and 2007, respectively.

Total federal income taxes (refunded) paid were $(46.1) million, $99.1 million and $(4.3) million during the years ended December 31, 2008, 2007 and 2006, respectively.

As of December 31, 2008, the Company has $38.9 million of capital loss carryforwards that can carry forward for five tax years and are expected to be fully utilized. In addition, the Company has $41.9 million in low income housing credit carryforwards which can be carried forward for twenty years. The Company expects that they will be fully utilized. The Company has $56.5 million in Alternative Minimum Tax (AMT) credit carryforwards, which can be carried forward until utilized. The Company expects to fully realize the AMT credits in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

During the third quarter of 2008, the Company refined its separate account dividends received deduction (DRD) calculation and estimation process. As a result, the Company reduced its third quarter separate account DRD projection from a federal income tax benefit of $14.3 million to a $4.4 million benefit. This reduction in estimate primarily was driven by the assumptions used in the estimation process regarding future dividend income within the separate accounts. The assumptions used in the separate account DRD calculation are based on the Company’s best estimate of future events.

In addition, during 2008, the Company recorded $12.7 million of net federal income tax expense adjustments primarily related to differences between the 2007 estimated tax liability and the amounts expected to be reported on the Company’s 2007 tax returns when filed. These changes in estimates primarily were driven by the Company’s separate account DRD.

During the second quarter of 2007, the Company recorded $6.8 million of net federal income tax expense adjustments primarily related to differences between the 2006 estimated tax liability and the amounts the Company reported on its 2006 tax returns. The Company recorded an additional $1.5 million and $0.2 million of such adjustments during the third and fourth quarters of 2007, respectively.

Through June 2006, the Company’s federal income tax returns for tax years 2000-2002 were under IRS examination pursuant to a routine audit. In accordance with its regular practice, management established tax reserves based on the current facts and circumstances regarding each tax exposure item for which the ultimate deductibility is open to interpretation. These reserves are reviewed regularly and are adjusted as events occur that management believes impacts the Company’s liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/non-deductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. A significant component of the Company’s tax reserve as of December 31, 2005 was related to the separate account dividends received deduction (DRD). See “Tax Matters” in Note 15 for more information regarding DRD.

In July 2006, the Company reached substantial agreement with the IRS on all open issues for tax years 2000-2002, including issues related to the DRD. Accordingly, the Company revised its estimate of amounts that may be due in connection with certain tax positions, including the DRD, for all open tax years. As a result of the revised estimate, $110.9 million of tax reserves were released into earnings during the second quarter of 2006.

During the third quarter of 2006, the Company recorded $7.8 million of net federal income tax expense adjustments primarily related to differences between the 2005 estimated tax liability and the amounts reported on the Company’s 2005 tax returns.

The following table summarizes federal income tax (benefit) expense attributable to (loss) income from continuing operations for the years ended December 31:

(in millions)	2008	2007	2006
Current	$(135.5)	$106.5	$(61.8)
Deferred	(398.8)	22.0	90.5

Federal income tax (benefit) expense	$(534.3)	$128.5	$28.7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Total federal income tax (benefit) expense differs from the amount computed by applying the U.S. federal income tax rate to (loss) income from continuing operations before federal income tax (benefit) expense as follows for the years ended December 31:

	2008		2007		2006
(dollars in millions)	Amount	%	Amount	%	Amount	%
Computed tax (benefit) expense	$(477.4)	35.0	$204.0	35.0	$226.8	35.0
DRD	(36.7)	2.7	(61.0)	(10.5)	(67.5)	(10.4)
Reserve release	—	—	—	—	(110.9)	(17.1)
Other, net	(20.2)	1.5	(14.5)	(2.4)	(19.7)	(3.1)

Total	$(534.3)	39.2	$128.5	22.1	$28.7	4.4

As noted previously, the Company adopted the provisions of FIN 48 on January 1, 2007. There was no impact to the Company’s retained earnings on adoption of FIN 48. A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2008	2007
Balance at beginning of period	$8.6	$4.6
Additions for current year tax positions	37.4	4.0
Additions for prior years tax positions	0.3	—
Reductions for prior years tax positions	(2.6)	—

Balance at end of period	$43.7	$8.6

The total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate on December 31, 2008, is $37.4 million.

The Company has included tax on permanent uncertain tax positions and interest and penalties on all uncertain tax positions in determining the potential impact on the effective tax rate above. An uncertain tax timing position may result in the acceleration of cash payments to the IRS, but will not impact the effective tax rate.

During the years ended December 31, 2008, and 2007, the Company incurred $1.0 million and $0.8 million in interest and penalties, respectively. The Company accrued $2.2 million and $1.2 million for the payment of interest and penalties at December 31, 2008 and 2007, respectively. Interest expense and any associated penalties are shown as income tax expense.

Management is not aware of any reasonable possibility of a significant increase or decrease to the total of the uncertain tax positions within the next 12 months.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities for years through 2002. The IRS commenced an examination of the Company’s U.S. income tax returns for 2003 through 2005 in the first quarter of 2007. As of December 31, 2008, the IRS has proposed adjustments which would not result in a material change to the Company’s financial position.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(12)	Shareholders’ Equity, Regulatory Risk-Based Capital, Statutory Results and Dividend Restrictions
Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

Statutory Results

The Company and its subsidiary are required to prepare statutory financial statements in conformity with the NAIC’s Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable state department of insurance. Statutory accounting practices focus on insurer solvency and differ from GAAP materially. The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets, and valuing investments and establishing deferred taxes on a different basis. The following tables summarize the statutory net (loss) income and statutory capital and surplus for the Company and its insurance subsidiary for the years ended December 31:

(in millions)	20081	2007	2006
Statutory net (loss) income
NLIC	$(898.3)	$309.0	$537.5
NLAIC	(87.9)	(13.4)	(45.6)

Statutory capital and surplus
NLIC	$2,261.5	$2,501.1	$2,682.3
NLAIC	81.7	173.3	158.6

1	Unaudited as of the date of this report.
The Company has received approval from the Ohio Department of Insurance (ODI) regarding the use of a permitted practice related to the statutory accounting provision for the admissibility of deferred tax assets as of December 31, 2008. The permitted practice modifies the practice prescribed by the NAIC by increasing the threshold for admissibility of deferred tax assets from 10% to 15% of statutory capital and surplus. The permitted practice resulted in an increase of the Company’s estimated statutory surplus of $68.9 million (unaudited) as of December 31, 2008. The permitted practice had no impact on the Company’s statutory net income. The benefits of this permitted practice may not be considered by the Company when determining capital and surplus available for dividends. NLAIC did not qualify for the permitted practice.

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. During the year ended December 31, 2008, NLIC paid dividends of $246.5 million to NFS after providing prior notice to the ODI. The dividend included $181.9 million in cash and $64.6 million in securities. As of January 1, 2009, NLIC could not pay dividends to NFS without obtaining prior approval.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its shareholder.

The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Comprehensive Loss

The Company’s comprehensive loss includes net income and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income (other comprehensive income or loss).

The following table summarizes the Company’s other comprehensive loss, before and after federal income tax benefit, for the years ended December 31:

(in millions)	2008	2007	2006
Net unrealized losses on securities available-for-sale arising during the period:
Net unrealized losses before adjustments	$(3,576.6)	$(276.3)	$(171.3)
Net adjustment to deferred policy acquisition costs	528.8	3.8	40.9
Net adjustment to future policy benefits and claims	121.5	5.4	21.5
Related federal income tax benefit	1,024.4	93.3	38.1

Net unrealized losses	(1,901.9)	(173.8)	(70.8)

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
Net unrealized losses	1,025.2	107.7	9.2
Related federal income tax benefit	(358.8)	(37.7)	(3.2)

Net reclassification adjustment	666.4	70.0	6.0

Other comprehensive loss on securities available-for-sale	(1,235.5)	(103.8)	(64.8)

Accumulated net holding gains (losses) on cash flow hedges:
Unrealized holding gains (losses)	16.5	(17.2)	(0.2)
Related federal income tax (expense) benefit	(5.8)	6.0	0.1

Other comprehensive income (loss) on cash flow hedges	10.7	(11.2)	(0.1)

Other unrealized gains (losses):
Net unrealized gains (losses)	6.4	(6.4)	—
Related federal income tax (expense) benefit	(2.3)	2.2	—

Other net unrealized gains (losses)	4.1	(4.2)	—

Total other comprehensive loss	$(1,220.7)	$(119.2)	$(64.9)

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2008, 2007 and 2006.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(13)	Employee Benefit Plans
Defined Benefit Plans

The Company and certain affiliated companies participate in a qualified defined benefit pension plan sponsored by NMIC. This plan covers all employees of participating companies who have completed at least one year of service. Plan contributions are invested in a group annuity contract issued by NLIC, and a trust with Bank of New York as the custodian and trustee. All participants are eligible for benefits based on an account balance feature. Participants last hired before 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company. A separate non-qualified defined benefit pension plan sponsored by NMIC covers certain executives with at least one year of service. The Company’s portion of expense relating to these plans was $12.0 million, $13.5 million and $19.9 million for the years ended December 31, 2008, 2007 and 2006, respectively.

In addition to the NMIC pension plan, the Company and certain affiliated companies participate in life and health care defined benefit plans sponsored by NMIC for qualifying retirees. Postretirement life and health care benefits are contributory. The level of contribution required by a qualified retiree depends on the retiree’s years of service and date of hire. In general, postretirement benefits are available to full-time employees who are credited with 120 months of retiree life and health service. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company’s portion of the per-participant cost of the postretirement health care benefits. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in a group annuity contract issued by NLIC, and a trust with Bank of New York as the custodian and trustee. All participants are eligible for benefits based on an account balance feature. The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2008, 2007 and 2006.

Defined Contribution Plans

NMIC sponsors a defined contribution retirement savings plan covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company’s expense for contributions to these plans was $5.6 million, $7.3 million and $6.6 million for the years ended December 31, 2008, 2007 and 2006, respectively.

(14)	Related Party Transactions
The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed.. For the years ended December 31, 2008, 2007 and 2006, the Company made payments to NMIC and NSC totaling $280.8 million, $285.6 million and $261.7 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $2.85 billion and $2.90 billion as of December 31, 2008 and 2007, respectively. Total revenues from these contracts were $137.7 million, $130.8 million and $133.4 million for the years ended December 31, 2008, 2007 and 2006, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $115.4 million, $109.7 million and $110.7 million for the years ended December 31, 2008, 2007 and 2006, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC. For the years ended December 31, 2008, 2007 and 2006, the Company made lease payments to NMIC of $22.9 million, $23.0 million and $19.3 million, respectively.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2008, 2007 and 2006 were $202.3 million, $317.6 million and $430.8 million, respectively, while benefits, claims and expenses ceded during these years were $218.9 million, $348.1 million and $470.4 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2008 and 2007, customer allocations to NFG funds totaled $17.48 billion and $21.41 billion, respectively. For the years ended December 31, 2008, 2007 and 2006, NFG paid the Company $74.4 million, $76.9 million and $64.4 million, respectively, for the distribution and servicing of these funds.

Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $8.3 million, $20.1 million and $28.3 million for the years ended December 31, 2008, 2007 and 2006, respectively. The last payment under this agreement was made in 2008.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2008 and 2007, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2008, 2007 and 2006, the most the Company had outstanding at any given time was $151.6 million, $178.2 million and $191.5 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial.

The Company and various affiliates have agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $2.57 billion and $368.2 million as of December 31, 2008 and 2007, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2008, 2007 and 2006 were $52.7 million, $59.5 million and $58.1 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans. In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $11.0 million, $9.4 million and $6.9 million for the years ended December 31, 2008, 2007 and 2006, respectively.

The Company entered into a note purchase agreement with an affiliate on November 17, 2006 to purchase $25.0 million of the affiliate’s 5.6% senior notes due November 16, 2016. The notes are secured by certain pledged mortgage servicing rights. The note is payable in seven equal principal installments of $3.8 million, which begin November 6, 2010. Interest is payable semi-annually on each May 16 and November 16.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 11. Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC. Total payments from NMIC were $22.5 million and $15.3 million during the years ended December 31, 2008 and 2006, respectively. These payments related to tax years prior to deconsolidation. There were no payments during 2007.

During 2008, NLIC received a $338.8 million capital contribution from NFS. The capital contribution included $157.1 million in securities, $153.4 million in cash and $28.3 million in mortgage loans.

In 2008, 2007 and 2006, NLIC paid dividends to NFS totaling $246.5 million, $537.5 million and $375.0 million, respectively.

(15)	Contingencies
Legal Matters

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations, proceedings or inquiries may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the NLIC MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama is under investigation by the Alabama Securities Commission. The Company currently expects that any damages paid to settle this matter will not have a material adverse impact on its consolidated financial position. It is not possible to predict what effect, if any, the outcome of this investigation may have on the Company’s retirement plan operations with respect to promotional and marketing arrangements in general in the future.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any litigation or regulatory actions will not have a material adverse effect on the Company in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On December 2, 2008, the plaintiffs filed an amended complaint. The plaintiffs claim to represent a class of all participants in the Alabama State Employees Association (ASEA) Plan, excluding members of the Deferred Compensation Committee, members of the Board of Control, ASEA’s directors, officers and board members, and PEBCO’s directors, officers and board members. The class period is from November 20, 2001, to the date of trial. In the amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The amended class action complaint seeks a declaratory judgment, an injunction, an appointment of an independent fiduciary to protect Plan participants, disgorgement of amounts paid, reformation of Plan documents, compensatory damages and punitive damages, plus interest, attorneys’ fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled. Also, on December 2, 2008, the plaintiffs filed a motion for preliminary injunction seeking an order requiring periodic payments made by NRS and/or NLIC to ASEA or PEBCO to be held in a trust account for the benefit of Plan participants. On December 4, 2008, the Alabama State Personnel Board and the State of Alabama by, and through the State Personnel Board, filed a motion to intervene and a complaint in intervention. On December 16, 2008, the Companies filed their Answer. On February 4, 2009, the court provisionally agreed to add the State of Alabama, by and through the State Personnel Board as a party. NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al. The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On May 23, 2008, the Court granted the defendants’ motion to dismiss. On June 19, 2008, the plaintiffs filed a notice of appeal. On October 17, 2008, the plaintiffs filed their opening brief. On December 19, 2008, the defendants filed their briefs. On January 26, 2009, the plaintiffs filed Appellants’ Reply Brief. NLIC continues to defend this lawsuit vigorously.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The class period is from January 1, 1996 until the class notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. On September 17, 2007, the Court granted the motion to dismiss. On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint. On September 15, 2008, the Court denied the plaintiffs’ motion to vacate judgment and for leave to file an amended complaint. On October 15, 2008, the plaintiffs filed a notice of appeal. NFS, NLIC and NRS continue to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of all residents of the United States and the Virgin Islands who, during the class period, paid premiums on a modal basis to NLIC for term life insurance policies issued by NLIC during the class period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The class period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment. On April 30, 2007, NLIC filed a motion for summary judgment. On February 4, 2008, the Court granted the class’s motion for summary judgment on the breach of contract claims arising from the term policies in 43 of 51 jurisdictions. The Court granted NLIC’s motion for summary judgment on the breach of contract claims on all decreasing term policies. On November 7, 2008, the case was settled.

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed the first amended complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The first amended complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The first amended complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted NLIC’s motion to dismiss the plaintiff’s complaint. On January 30, 2009, the United States Court of Appeals for the Fourth Circuit affirmed that dismissal. NLIC continues to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. On September 25, 2007, NFS’ and NLIC’s motion to dismiss the plaintiffs’ fifth amended complaint was denied. On October 12, 2007, NFS and NLIC filed their answer to the plaintiffs’ fifth amended complaint and amended counterclaims. On November 1, 2007, the plaintiffs filed a motion to dismiss NFS’ and NLIC’s amended counterclaims. On November 15, 2007, the plaintiffs filed a motion for class certification. On February 8, 2008, the Court denied the plaintiffs’ motion to dismiss the amended counterclaim, with the exception that it was tentatively granting the plaintiffs’ motion to dismiss with respect to NFS’ and NLIC’s claim that it could recover any “disgorgement remedy” from plan sponsors. On April 25, 2008, NFS and NLIC filed their opposition to the plaintiffs’ motion for class certification. On September 29, 2008, the plaintiffs filed their reply to NFS’ and NLIC’s opposition to class certification. The Court has set a hearing on the class certification motion for February 27, 2009. NFS and NLIC continue to defend this lawsuit vigorously.

Tax Matters

Management has established tax reserves in accordance with current accounting guidance, which prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/nondeductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

The separate account DRD is a significant component of the Company’s federal income tax provision. On August 16, 2007, the IRS issued Revenue Ruling 2007-54. This ruling took a position with respect to the DRD that could have significantly reduced the Company’s DRD. The Company believes that the position taken by the IRS in the ruling was contrary to existing law and the relevant legislative history.

In Revenue Ruling 2007-61, released September 25, 2007, the IRS and the U.S. Department of the Treasury suspended Revenue Ruling 2007-54 and informed taxpayers of their intention to address certain issues in connection with the DRD in future tax regulations. Final tax regulations could impact the Company’s DRD in periods subsequent to their effective date.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(16)	Guarantees
Since 2002, the Company has sold $677.4 million of credit enhanced equity interests in Low-Income-Housing Tax Credit Funds (LIHTC Funds) to unrelated third parties. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 5.25% over periods ending between 2002 and 2022. As of December 31, 2008 and 2007, the Company held guarantee reserves totaling $5.1 million and $6.0 million, respectively, on these transactions. These guarantees are in effect for periods of approximately 15 years each. The LIHTC Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.10 billion. The Company does not anticipate making any material payments related to these guarantees.

As of December 31, 2008, the Company held stabilization reserves of $0.8 million as collateral for certain properties owned by the LIHTC Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have “stabilized.” The properties are evaluated regularly, and the collateral is released when stabilized. In 2008, $0.8 million of the stabilization reserve was released into income. In 2007, the stabilization reserve was increased by $2.4 million and $3.1 million was released into income.

To the extent there are cash deficits in any specific property owned by the LIHTC Funds, property reserves, property operating guarantees and reserves held by the LIHTC Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the LIHTC Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(17)	Variable Interest Entities
In the normal course of business, the Company has relationships with variable interest entities (VIEs). The Company’s VIEs are conduits that assist the Company in structured products transactions involving the sale of low-income-housing tax credit funds (LIHTC Funds) to third party investors, other structured product issuances, and private equity investments.

The Company considers many factors when determining whether it is (or is not) the primary beneficiary of a VIE. There is a review of the entity’s contract and other deal related information, such as 1) the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity, 2) whether the contractual or ownership interest in the entity changes with the change in fair value of the entity, and 3) through the variable interest, if the Company shares in the entity’s expected losses and residual returns.

The Company was not required to provide financial or other support outside previous contractual requirements to any VIE.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

LIHTC Funds

The Company provides guarantees to limited partners related to the amount of tax credits that will be generated by the funds (see Note 16). The results of operations and financial position of each VIE of which the Company is the primary beneficiary are consolidated along with corresponding minority interest liabilities in the accompanying consolidated financial statements.

The Company had relationships with 19 LIHTC Funds that are considered VIEs as of December 31, 2008 and December 31, 2007, where the company was the primary beneficiary. Net assets of these consolidated VIEs were $416.1 million and $465.7 million as of December 31, 2008 and December 31, 2007, respectively. The following table summarizes the components of net assets as of December 31:

(in millions)	2008	2007
Other long-term investments	$371.1	$434.1
Short-term investments	20.9	31.9
Other assets	41.6	38.1
Other liabilities	(17.5)	(38.4)
The Company’s total loss exposure from consolidated VIEs was immaterial as of December 31, 2008 and December 31, 2007 (except for the impact of guarantees disclosed in Note 16). Creditors (or beneficial interest holders) of the consolidated VIEs have no recourse to the general credit of the Company.

These LIHTC Funds are financed through the sale of these funds into the secondary market. The proceeds from these sales are used to participate in low-income housing projects that provide tax benefits to the investors.

In addition to the consolidated VIEs described above, the Company holds variable interests, in the form of LIHTC Funds that qualify as VIEs but of which the Company is not the primary beneficiary. The carrying amount on these unconsolidated VIEs was $78.9 million and $79.3 million as of December 31, 2008 and December 31, 2007, respectively. The total exposure to loss on these unconsolidated VIEs was $93.4 million and $108.5 million as of December 31, 2008 and December 31, 2007, respectively. The total exposure to loss is determined by adding any unfunded commitments to the carrying amount of the VIEs.

Structured Products

The Company had relationships with one structured product investment that is considered a VIE as of December 31, 2008 and December 31, 2007, where the Company was the primary beneficiary. Net assets of this consolidated VIE were $8.9 million and $20.1 million as of December 31, 2008 and December 31, 2007, respectively. Creditors (or beneficial interest holders) of the consolidated VIE have no recourse to the general credit of the Company. There are no arrangements that would require the Company to provide financial support to the VIE.

As of both December 31, 2008 and December 31, 2007, the Company was invested in 11 structured product investments that are considered VIEs but that the Company is not the primary beneficiary. These structured products are in the form of synthetic collateralized debt obligations and collateralized lease obligations. The carrying amount on these unconsolidated VIEs was $13.7 million and $84.0 million as of December 31, 2008 and December 31, 2007, respectively. The total exposure to loss on these unconsolidated VIEs is determined to be the carrying amount of the VIEs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Private Equity Investments

The Company had relationships with one private equity investment that is considered a VIE as of December 31, 2008 and December 31, 2007, where the Company was the primary beneficiary. Net assets of this consolidated VIE were $18.6 million and $5.0 million as of December 31, 2008 and December 31, 2007, respectively. Creditors (or beneficial interest holders) of the consolidated VIE have no recourse to the general credit of the Company. There are no arrangements that would require the Company to provide financial support to the VIE.

As of December 31, 2008 and December 31, 2007, the Company does not have any private equity investments considered to be a VIE where the Company is not the primary beneficiary.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(18)	Segment Information
Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings, which is calculated by adjusting income from continuing operations before federal income taxes to exclude (1) net realized investment gains and losses, except for periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment, net realized gains and losses related to hedges on GMDB contracts and net realized gains and losses related to securitizations and (2) the adjustment to amortization of DAC related to net realized investment gains and losses.

Individual Investments

The Individual Investments segment consists of individual The BEST of AMERICA® and private label deferred variable annuity products, deferred fixed annuity products, income products and advisory services. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, individual variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while individual fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes IRC Section 401 business, and the public sector primarily includes IRC Section 457 and Section 401(a) business, both in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes the MTN program; structured products business; non-operating realized gains and losses, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits included in the Individual Investments segment; and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following tables summarize the Company’s business segment operating results for the years ended December 31:

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2008
Revenues:
Policy charges	$599.0	$115.6	$453.4	$—	$1,168.0
Premiums	119.5	—	164.0	—	283.5
Net investment income	506.3	638.2	343.9	198.6	1,687.0
Non-operating net realized investment losses1	—	—	—	(1,478.2)	(1,478.2)
Other income	109.5	0.9	—	(65.1)	45.3

Total revenues	1,334.3	754.7	961.3	(1,344.7)	1,705.6

Benefits and expenses:
Interest credited to policyholder accounts	361.8	425.9	181.5	161.4	1,130.6
Benefits and claims	377.0	—	295.0	(11.7)	660.3
Policyholder dividends	—	—	26.4	—	26.4
Amortization of DAC	647.7	39.7	113.5	(126.4)	674.5
Interest expense	—	—	—	61.8	61.8
Other operating expenses	188.1	147.0	138.0	43.0	516.1

Total benefits and expenses	1,574.6	612.6	754.4	128.1	3,069.7

Income (loss) from continuing operations before federal income tax expense	(240.3)	142.1	206.9	(1,472.8)	$(1,364.1)

Less: non-operating net realized investment losses1	—	—	—	1,478.2
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(138.5)

Pre-tax operating (loss) earnings	$(240.3)	$142.1	$206.9	$(133.1)

Assets as of year end	$41,902.1	$21,671.1	$16,563.2	$4,676.0	$84,812.4

1
Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2007
Revenues:
Policy charges	$656.9	$139.5	$411.9	$—	$1,208.3
Premiums	133.1	—	158.6	—	291.7
Net investment income	609.1	639.4	330.2	397.1	1,975.8
Non-operating net realized investment losses1	—	—	—	(156.0)	(156.0)
Other income	3.1	—	—	(5.8)	(2.7)

Total revenues	1,402.2	778.9	900.7	235.3	3,317.1

Benefits and expenses:
Interest credited to policyholder accounts	419.7	433.7	178.0	231.2	1,262.6
Benefits and claims	234.2	—	245.1	—	479.3
Policyholder dividends	—	—	24.5	—	24.5
Amortization of DAC	287.1	26.7	80.2	(25.5)	368.5
Interest expense	—	—	—	70.0	70.0
Other operating expenses	191.6	173.6	147.1	17.2	529.5

Total benefits and expenses	1,132.6	634.0	674.9	292.9	2,734.4

Income (loss) from continuing operations before federal income tax expense	269.6	144.9	225.8	(57.6)	$582.7

Less: non-operating net realized investment losses1	—	—	—	156.0
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(25.5)

Pre-tax operating earnings	$269.6	$144.9	$225.8	$72.9

Assets as of year end	$55,692.9	$26,912.6	$18,251.1	$8,683.4	$109,540.0

1	Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2006
Revenues:
Policy charges	$581.7	$160.2	$390.7	$—	$1,132.6
Premiums	142.5	—	165.8	—	308.3
Net investment income	739.5	636.0	328.2	354.8	2,058.5
Non-operating net realized investment gains 1	—	—	—	1.0	1.0
Other income	2.6	—	0.3	3.4	6.3

Total revenues	1,466.3	796.2	885.0	359.2	3,506.7

Benefits and expenses:
Interest credited to policyholder accounts	501.7	440.5	179.2	208.7	1,330.1
Benefits and claims	202.8	—	247.5	—	450.3
Policyholder dividends	—	—	25.6	—	25.6
Amortization of DAC	352.7	37.9	69.6	(9.9)	450.3
Interest expense	—	—	—	65.5	65.5
Other operating expenses	206.3	179.1	142.4	9.0	536.8

Total benefits and expenses	1,263.5	657.5	664.3	273.3	2,858.6

Income from continuing operations before federal income tax expense	202.8	138.7	220.7	85.9	$648.1

Less: non-operating net realized investment gains 1	—	—	—	(1.0)
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(9.9)

Pre-tax operating earnings	$202.8	$138.7	$220.7	$75.0

Assets as of year end	$55,404.6	$28,817.2	$16,948.8	$8,791.8	$109,962.4

1	Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I         Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2008 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations	$77.3	$97.4	$97.4
Agencies not backed by the full faith and credit of the U.S. Government	384.6	473.9	473.9
Obligations of states and political subdivisions	223.0	217.1	217.1
Foreign governments	33.9	38.9	38.9
Public utilities	1,667.7	1,578.5	1,578.5
All other corporate	19,434.4	16,841.4	16,841.4

Total fixed maturity securities available-for-sale	21,820.9	19,247.2	19,247.2

Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	14.3	9.5	9.5
Industrial, miscellaneous and all other	—	0.1	0.1
Nonredeemable preferred stocks	16.6	16.9	16.9

Total equity securities available-for-sale	30.9	26.5	26.5

Mortgage loans on real estate, net	7,249.7		7,189.9	1
Real estate, net:
Investment properties	11.0		8.5	2
Acquired in satisfaction of debt	9.8		8.0	2

Total real estate, net	20.8		16.5

Policy loans	767.4		767.4
Other long-term investments	521.6		521.6
Short-term investments, including amounts managed by a related party	2,780.9		2,780.9

Total investments	$33,192.2		$30,550.0

1
Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

2	Difference from Column B primarily results from adjustments for accumulated depreciation.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2008, 2007 and 2006 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums 1	Other policy claims and benefits payable1	Premium revenue
2008
Individual Investments	$1,883.0	$12,026.3			$119.5
Retirement Plans	284.3	11,244.8			—
Individual Protection	1,640.7	5,941.2			164.0
Corporate and Other	615.9	3,324.0			—

Total	$4,423.9	$32,536.3			$283.5

2007
Individual Investments	$2,078.1	$10,748.6			$133.1
Retirement Plans	289.7	10,693.7			—
Individual Protection	1,542.5	5,635.9			158.6
Corporate and Other	87.1	4,920.2			—

Total	$3,997.4	$31,998.4			$291.7

2006
Individual Investments	$1,945.0	$13,004.4			$142.5
Retirement Plans	288.6	10,839.0			—
Individual Protection	1,441.0	5,574.1			165.8
Corporate and Other	83.4	4,991.9			—

Total	$3,758.0	$34,409.4			$308.3

Column A	Column G	Column H	Column I	Column J	ColumnK
Year: Segment	Net investment income2	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses 2	Premiums written
2008
Individual Investments	$506.3	$738.8	$647.7	$188.1
Retirement Plans	638.2	425.9	39.7	147.0
Individual Protection	343.9	502.9	113.5	138.0
Corporate and Other	198.6	149.7	(126.4)	104.8

Total	$1,687.0	$1,817.3	$674.5	$577.9

2007
Individual Investments	$609.1	$653.9	$287.1	$191.6
Retirement Plans	639.4	433.7	26.7	173.6
Individual Protection	330.2	447.6	80.2	147.1
Corporate and Other	397.1	231.2	(25.5)	87.1

Total	$1,975.8	$1,766.4	$368.5	$599.4

2006
Individual Investments	$739.5	$704.5	$352.7	$206.3
Retirement Plans	636.0	440.5	37.9	179.1
Individual Protection	328.2	452.3	69.6	142.4
Corporate and Other	354.8	208.7	(9.9)	74.5

Total	$2,058.5	$1,806.0	$450.3	$602.3

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2008, 2007 and 2006 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2008
Life insurance in force	$167,715.4	$58,850.8	$3.8	$108,868.4	0.0%

Premiums:
Life insurance1	$348.2	$64.8	$0.1	$283.5	0.0%
Accident and health insurance	182.9	209.3	26.4	—	NM

Total	$531.1	$274.1	$26.5	$283.5	9.3%

2007
Life insurance in force	$156,899.3	$58,529.0	$4.4	$98,374.7	0.0%

Premiums:
Life insurance1	$364.2	$72.7	$0.2	$291.7	0.0%
Accident and health insurance	289.2	316.8	27.6	—	NM

Total	$653.4	$389.5	$27.8	$291.7	9.5%

2006
Life insurance in force	$151,109.9	$58,189.8	$7.9	$92,928.0	0.0%

Premiums:
Life insurance1	$336.4	$28.4	$0.3	$308.3	0.1%
Accident and health insurance	388.9	417.4	28.5	—	NM

Total	$725.3	$445.8	$28.8	$308.3	9.3%

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2008, 2007 and 2006 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions1	Balance at end of period
2008
Valuation allowances - mortgage loans on real estate	$23.1	$19.6	$—	$3.2	$39.5

2007
Valuation allowances - mortgage loans on real estate	$34.3	$1.1	$—	$12.3	$23.1

2006
Valuation allowances - mortgage loans on real estate	$31.1	$6.0	$—	$2.8	$34.3

1	Amounts represent transfers to real estate owned and recoveries.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

PART C. OTHER INFORMATION

Item 24.          Financial Statements and Exhibits

(a)	Financial Statements:

Nationwide Variable Account-II:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities and Contract
Owners' Equity as of December 31, 2008 .

Statements of Operations for the Period
ended December 31, 2008 .

Statements of Changes in Contract
Owners' Equity for the Periods
ended December 31, 2008 and 2007 .

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm.

Consolidated Statements of (Loss) Income for the
Periods ended December 31, 2008, 2007 and
2006.

Consolidated Balance Sheets as of December
31, 2008 and 2007 .

Consolidated Statements of Changes in Shareholder’s
Equity as of December 31,
2008 , 2007 and 2006 .

Consolidated Statements of Cash Flows for
the Periods ended December 31,   2008 , 2007
and 2006 .

Notes to Consolidated Financial Statements .

Financial Statement Schedules.

Item 24.                 (b) Exhibits

(1)
Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant –  Filed previously on April 30, 2007 with Post-Effective Amendment No. 16 to the Registration Statement (SEC File No. 333-103093) and hereby incorporated by reference.

(2)	Not Applicable

(3)
Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter –  Filed previously on April 30, 2007 with Post-Effective Amendment No. 16 to the Registration Statement (SEC File No. 333-103093) and hereby incorporated by reference.

(4)	The form of the variable annuity contract – Filed previously on June 10, 2003 with the initial Registration Statement (SEC File No. 333-105992) and hereby incorporated by reference.

(5)	Variable Annuity Application – Filed previously on June 10, 2003 with the initial Registration Statement (SEC File No. 333-105992) and hereby incorporated by reference.

(6)
Articles of Incorporation of Depositor – Filed previously on April 30, 2007 with Post-Effective Amendment No. 16 to the Registration Statement (SEC File No. 333-103093) and hereby incorporated by reference.

(7)	Not Applicable

(8)	Fund Participation Agreements.

The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document “aimfpa99h1.htm”.

(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document “amcentfpa99h2”.

(3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document “dreyfusfpa99h3.htm”.

(4)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document “fedfpa99h4.htm”.

(5)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document “fidifpa99h5.htm”.

(6)
Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document “frankfpa99h8.htm”.

(7)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document “janusfpa99h9a.htm”.

(8)	Fund Participation Agreement, Service II Shares, with Janus Aspen Series, dated May 5, 2002, under document “janusfpa99h9b.htm”.

(9)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document “mfsfpa99h11.htm”.

(10)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated February 1, 2003, as amended, under document “nwfpa99h12a.htm”.

(11)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2006, as amended, under document “nwfpa99h12b.htm”.

(12)
Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document “neuberfpa99h13.htm”.

(13)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document “oppenfpa99h14.htm”.

(14)
Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document “trowefpa99h15.htm”.

(15)
Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document “univfpa99h16.htm”.

The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(16)
Amended and Restated Fund Participation Agreement with Alliance Capital Management L.P. and Alliance Bernstein Investment Research and Management, Inc., dated June 1, 2003, under document “alliancebernsteinfpa.htm”.

(17)
Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Fund Distributor, Inc., dated September 27, 2002, as amended, as document “pioneerfpa.htm”.

(18)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P., dated February 1, 2002, as document “putnamfpa.htm”.

The following Fund Participation Agreements were previously filed on April 18, 2008 with post-effective amendment number 10 of registration statement (333-105992) under Exhibit 24(b), and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(19)	Fund Participation Agreement with Fred Alger Management, Inc., Fred Alger & Company, Inc. dated October 1,2003, under document “algerfpa.htm”.

(20)	Fund Participation Agreement with Schwab Annuity Portfolios, Charles Schwab Investment Management, Inc. and Charles Schwab & Co. Inc., dated September 30, 2003 under document “schwabfpa.htm”.

(9)	Opinion of Counsel – Filed previously on June 10, 2003 with the initial Registration Statement (SEC File No. 333-105992) and hereby incorporated by reference.

(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto

(11)	Not Applicable

(12)	Not Applicable

(99)	Power of Attorney – Attached hereto.

Item 25.	Directors and Officers of the Depositor

President, Chief Operating Officer and Director	Mark R. Thresher
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	James R. Lyski
Executive Vice President-Finance and Director	Lawrence A. Hilsheimer
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Investment Officer	Gail G. Snyder
Senior Vice President-Chief Litigation Counsel	Randolph C. Wiseman
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO NSC	Robert J. Dickson
Senior Vice President-CIO Strategic Investments	Gary I. Siroko
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Customer Relationships	David R. Jahn
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Government Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Health and Productivity	Holly R. Snyder
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head and Director	Peter A. Golato
Senior Vice President-PCIO Information Technology	Srinivas Koushik
Senior Vice President-NF Marketing	Gordon E. Hecker
Senior Vice President-NF Systems	Susan Gueli
Senior Vice President-NFN Retail Distribution	Michael A. Hamilton
Senior Vice President-Non-Affiliated Sales	John L. Carter
Senior Vice President-NW Retirement Plans	William S. Jackson
Senior Vice President-President – Nationwide Bank	Anne L. Arvia
Senior Vice President-President-Nationwide Funds Group	Michael S. Spangler
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-PCIO Human Resources	Gale V. King
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Senior Vice President	Kai V. Monahan
Associate Vice President – NF Human Resources	Lydia P. Migitz
Associate Vice President-Assistant Secretary	Kathy R. Richards
Director	Stephen S. Rasmussen

The business address of the Directors and Officers of the Depositor is:

One Nationwide Plaza, Columbus, Ohio 43215

Item 26.                   Persons Controlled by or Under Common Control with the Depositor or Registrant.

*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio		The company acts as an investment holding company.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Atlantic Insurance Company	Texas		The company operates as a multi-line insurance company.
Audenstar Limited	England		The company is an investment holding company.
Champions of the Community, Inc.	Ohio		The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and various other commercial liability coverages in Texas.
Crestbrook Insurance Company*	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
DVM Insurance Agency, Inc.	California		The company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Better Health, Inc. (fka Future Health Holding Company)	Maryland		The company provides population health management.
Gates, McDonald & Company*	Ohio		The company provides services to employers for managing workers’ and unemployment compensation matters and employee leave administration.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers’ compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company is an investment company.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England		This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company is a property and casualty insurer that writes personal lines business.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as an investment holding company.
Nationwide Asset Management, LLC	Ohio		The company provides investment advisory services as a registered investment advisor to affiliated and non-affiliated clients.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Nationwide Better Health Holding Company (fka Nationwide Better Health, Inc.)	Ohio		The company provides health management services.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance.
Nationwide Document Solutions, Inc.	Iowa		The company provides general printing services to its affiliated companies as well as to certain unaffiliated companies.
Nationwide Emerging Managers, LLC	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company’s purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware		The trust acts as a registered investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware		The company is a limited purpose broker-dealer.
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware		The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Funds	Luxembourg
The exclusive purpose of the Company is to invest the funds available to it in transferable securities and other assets permitted by law with the aim of spreading investment risks and affording its shareholders the results of the management of its assets.

Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures, Inc.	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business, except life insurance.
Nationwide International Underwriters	California		The company is a special risks, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Company of America**	Delaware		The company provides individual variable and traditional life insurance and other investment products. The company also maintains blocks of individual variable and fixed annuities products.
Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Life Insurance Company of America*	Pennsylvania
The company is a financial services provider that sells individual traditional and variable life insurance products, group annuity products and other investment products. The Company also maintains blocks of individual variable and fixed annuities and a block of direct response-marketed life and health insurance products.

Nationwide Lloyds	Texas		The company markets commercial and property insurance in Texas.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Provident Holding Company*	Pennsylvania		The company is a holding company for non-insurance subsidiaries.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing, education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware		The trust acts as a registered investment advisor.
Nationwide Sales Solutions, Inc.	Iowa		The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware		The company is a registered broker-dealer and provides investment management and administrative services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Separate Accounts, LLC	Delaware		The company has deregistered as an investment advisor and acts as a holding company.
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Nationwide Services For You, LLC	Ohio		The Company provides consumer services that are related to the business of insurance, including services that help consumers prevent losses and mitigate risks.
Newhouse Capital Partners, LLC	Delaware		The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware		The company is an investment holding company.
Newhouse Special Situations Fund I, LLC	Delaware		The company is currently inactive.
NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.’s distribution companies.
NMC CPC WT Investment, LLC	Delaware		The business of the company is to hold and exercise rights in a specific private equity investment.
NWD Asset Management Holdings, Inc.	Delaware		The company is an investment holding company.
NWD Investment Management, Inc.	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
NWD MGT, LLC	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

NWM Merger, Sub Inc.	Delaware		This company was merged with and into Nationwide Financial Services, Inc. on January 1, 2009 as part of the acquisition of the publicly held shares of Nationwide Financial Services, Inc.
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		The company is an insurance agency.
Privilege Underwriters, Inc.	Florida		The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida		The company acts as a reciprocal insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Pure Insurance Company	Florida		The company acts as a captive reinsurance company.
Pure Risk Management, LLC	Florida		The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas		The company is a technology company that facilitates third-party money management services for registered investment advisors.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware		The company is an insurance company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
TBG Danco Insurance Services Corporation	California		The corporation provides life insurance and individual executive estate planning.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates employee agent storefronts.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Washington Square Administrative Services, Inc.	Pennsylvania		The company provides administrative services to Nationwide Life and Annuity Company of America.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

NATIONWIDE®
FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
OH
NATIONWIDE FOUNDATION
MEMBERSHIP NONPROFIT CORPORATION
OH
CHAMPIONS OF THE COMMUNITY, INC.
NONPROFIT CORPORATION
OH
NATIONWIDE CORPORATION
Common Stock: 13,642,432 Shares
(See Page 2)
OH
RETENTION ALTERNATIVES, LTD.
Common Stock: 120,000 Shares
Fire-100%
BER
ALLIED GROUP, INC. (AGI)
Casualty-100%
IA
SCOTTSDALE INSURANCE COMPANY (SIC)
Casualty-100%
OH
THI HOLDINGS DELAWARE, INC. (THI)
Common Stock: 100 Shares
DE
ATLANTIC FLORIDIAN INSURANCE COMPANY
Common Stock: 5,000 Shares
Casualty-100%
OH
CRESTBROOK INSURANCE COMPANY
Common Stock: 52,000 Shares
Casualty-100%
OH
NATIONAL CASUALTY COMPANY (NC)
Common Stock: 100 Shares
WI
NCC OF AMERICA, LTD. (INACTIVE)
G.B.
NATIONWIDE AFFINITY INSURANCE COMPANY OF AMERICA
Casualty-100%
OH
NATIONWIDE AGRIBUSINESS INSURANCE COMPANY
IA
NATIONWIDE ASSURANCE COMPANY (ASSURANCE)
Casualty-100%
WI
NATIONWIDE GENERAL INSURANCE COMPANY
Common Stock: 20,000 Shares
OH
NATIONWIDE INDEMNITY COMPANY (NW INDEMNITY)
Common Stock: 28,000 Shares
OH
NATIONWIDE INSURANCE COMPANY OF FLORIDA
Casualty-100%
OH
NATIONWIDE LLOYDS
A TEXAS LLOYDS
TX
NATIONWIDE PROPERTY AND CASUALTY INSURANCE COMPANY
Casualty-100%
OH
SCOTTSDALE INDEMNITY COMPANY
Casualty-100%
OH
AMERICAN MARINE UNDERWRITERS, INC.
Casualty-100%
FL
INSURANCE INTERMEDIARIES, INC. (III)
Common Stock: 1,615 Shares
Casualty-100%
OH
NATIONWIDE EXCLUSIVE AGENT RISK PURCHASING GROUP, LLC
OH
LONE STAR GENERAL AGENCY, INC.
Common Stock: 1,000 Shares
TX
COLONIAL COUNTY MUTUAL INSURANCE COMPANY
Surplus Debentures
Assurance
Lone Star
TX
NATIONWIDE INTERNATIONAL UNDERWRITERS
Common Stock: 1,000 Shares
CA
NATIONWIDE ARENA LLC
Casualty-90%
OH
NATIONWIDE MUTUAL CAPITAL, LLC (Mutual Cap)
Single Member Limited Liability Company
Casualty-100%
OH
NATIONWIDE MUTUAL CAPITAL I, LLC (NMC)
Class A Units
DE
NMC CPC WT INVESTMENT, LLC
DE
NATIONWIDE PRIVATE EQUITY FUND, LLC
Casualty-100%
OH
NATIONWIDE SERVICES COMPANY, LLC (NSC)
Single Member Limited Liability Company
Casualty-100%
OH
NATIONWIDE PROPERTY PROTECTION SERVICES, LLC.
NSC-100%
OH
NATIONWIDE REALTY INVESTORS, LTD
Casualty-95%
NW Indemnity-5%
OH
NATIONWIDE SERVICES FOR YOU, LLC
OH
NATIONWIDE ASSET MANAGEMENT, LLC
Casualty-100%
OH
NATIONWIDE CASH MANAGEMENT COMPANY
Common Stock: 100 Shares
Casualty-100%
OH
1492 CAPITAL, LLC (1492)
Casualty-100%
OH
PRIVILEGE UNDERWRITERS, INC. (PUI)
1492-22.7%
FL
PURE INSURANCE COMPANY
PU-100%
FL
PURE RISK MANAGEMENT, LLC (PRM)
FL
PRIVILEGE UNDERWRITERS RECIPROCAL EXCHANGE
FL
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C)
Common Stock: 300,000 Shares
AGI-100%
IA
AMCO INSURANCE COMPANY (AMCO)
Common Stock: 300,000 Shares
IA
ALLIED GENERAL AGENCY COMPANY
Common Stock: 5,000 Shares
IA
ALLIED TEXAS AGENCY, INC.
Common Stock: 1,000 Shares
AMCO-100%
TX
DEPOSITORS INSURANCE COMPANY (DEPOSITORS)
Common Stock: 300,000 Shares
AGI-100%
IA
NATIONWIDE INSURANCE COMPANY OF AMERICA
Common Stock: 12,500 Shares
WI
PREMIER AGENCY, INC.
AGI-100%
IA
NATIONWIDE DOCUMENT SOLUTIONS, INC.
Common Stock: 1,000 Shares
IA
NATIONWIDE SALES SOLUTIONS, INC.
IA
NATIONWIDE ADVANTAGE MORTGAGE COMPANY (NAMC)
IA
AGMC REINSURANCE, LTD.
NAMC-100%
T & C
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY
Common Stock: 10,000 Shares
SIC-100%
AZ
WESTERN HERITAGE INSURANCE COMPANY
SIC-100%
AZ
ATLANTIC INSURANCE COMPANY
TX
VETERINARY PET INSURANCE CO. (VPI)
CA
DVM INSURANCE AGENCY, INC.
VPI-100%
CA
V.P.I. SERVICES INC.
CA
TITAN INDEMNITY COMPANY (TITAN)
TX
TITAN INSURANCE COMPANY (TITAN INSURANCE)
Common Stock: 1,000,000 Shares
MI
WHITEHALL HOLDINGS, INC. (WHITEHALL)
TX
TITAN AUTO INSURANCE OF NEW MEXICO, INC.
Common Stock: 1,000 Shares
NM
WI OF FLORIDA, INC.
FL
TITAN INSURANCE SERVICES, INC. (TITAN SERVICES)
Common Stock: 1 Share
TX
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE)
THI-100%
OH
VICTORIA AUTOMOBILE INSURANCE COMPANY
Victoria Fire-100%
IN
VICTORIA NATIONAL INSURANCE COMPANY
OH
VICTORIA SELECT INSURANCE COMPANY
OH
VICTORIA SPECIALTY INSURANCE COMPANY
OH
Subsidiary Companies — Solid Line
Contractual Association — Double Line
Limited Liability Company — Dotted Line
March 31, 2009
Page 1

(Casualty, Fire and insurance related subsidiaries)

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
(See Page 1)
OH
NATIONWIDE CORPORATION (NW CORP)
Common Stock:
Casualty
Fire
OH
NATIONWIDE GLOBAL HOLDINGS, INC. (NGH)
Common Stock 1 Share
NW Corp.-100%
OH
NWD MANAGEMENT & RESEARCH TRUST (NWD Manage)
NW Corp.-100%
DE
NATIONWIDE ASSET MANAGEMENT HOLDINGS
G.B.
AUDENSTAR LIMITED (AL)
G.B.
RIVERVIEW INTERNATIONAL GROUP, INC. (RIG)
DE
NATIONWIDE SA CAPITAL TRUST (NSA)
DELAWARE BUSINESS TRUST
DE
NATIONWIDE SEPARATE ACCOUNTS, LLC
NSA-100%
DE
NATIONWIDE EMERGING MANAGERS, LLC (NEM)
DE
NWD ASSET MANAGEMENT HOLDINGS, INC. (NAMHI)
NSA-100%
DE
NWD MGT LLC (NWDMGT)
NAMHI-100%
DE
NEWHOUSE SPECIAL SITUATIONS FUND I, LLC
DE
NATIONWIDE GLOBAL FUNDS
LUXEMBOURG SICAV
LUX
NATIONWIDE GLOBAL VENTURES, INC. (NGV)
DE
NEWHOUSE CAPITAL PARTNERS II, LLC
DE
NWD INVESTMENT MANAGEMENT, INC. (NWD Invest)
DE
NEWHOUSE CAPITAL PARTNERS, LLC
DE
NATIONWIDE BETTER HEALTH HOLDING COMPANY (NBHH)
NW Corp.-100%
OH
NATIONWIDE BETTER HEALTH, INC.
NBHH-100%
MD
GATES, MCDONALD & COMPANY (GATES)
Common Stock 254 Shares
NBHH-100%
OH
GATES MCDONALD & COMPANY OF NEW YORK, INC.
Common Stock 3 Shares
Gates-100%
NY
GATES MCDONALD HEALTH PLUS, INC.
Common Stock
200 Shares
Gates-100%
OH
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
Common Stock
NW Corp.-100%
DE
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
Common Stock
NFS-100%
OH
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (NLAIC)
Common Stock
OH
NATIONWIDE INVESTMENT SERVICES CORPORATION
Common Stock 5,000 Shares
NW Life-100%
OK
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
Common Stock
NW Life-100%
OH
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
Units
OH
NATIONWIDE INVESTMENT ADVISORS, LLC
NW Life-100%
OH
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
Preferred Stock
NFS-100%
DE
NF REINSURANCE, LTD
Common Stock 250,000 Shares
NFS-100%
BER
NATIONWIDE FUND ADVISORS
Common Stock
DELAWARE BUSINESS TRUST
DE
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NFS-100%
TX
NATIONWIDE BANK
Common Stock
NFS-100%
FED
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
NFS-100%
OH
PENSION ASSOCIATES, INC.
Common Stock 1,000 Shares
NFS-100%
WI
TBG DANCO INSURANCE SERVICES CORPORATION
CA
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
Common Stock
DE
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
Common Stock
NRS-100%
AZ
NATIONWIDE RETIREMENT SOLUTIONS, INS. AGENCY, INC.
Common Stock 1,000 Shares
NRS-100%
MA
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
Common Stock
OH
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
Common Stock
TX
NFS DISTRIBUTORS, INC. (NFSDI)
Common Stock
NFS-100%
DE
NATIONWIDE FUND MANAGEMENT LLC
Common Stock 5 Shares
NFSDI-100%
DE
NATIONWIDE FUND DISTRIBUTORS LLC
Common Stock 10,000 Shares
NFSDI-100%
DE
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC. (NFIDAI)
Common Stock 1,000 Shares
NFSDI-100%
DE
NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA (NLICA)
PA
NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA
NLICA-100%
DE
NATIONWIDE PROVIDENT HOLDING COMPANY (NPHC)
Common Stock
NLICA-100%
PA
WASHINGTON SQUARE ADMINISTRATIVE SERVICES, INC.
NPHC-100%
PA
NATIONWIDE SECURITIES, LLC
DE
1717 BROKERAGE SERVICES, INC. (BSI)
Common Stock
NPHC-100%
PA

(Nationwide Corp. subsidiaries)

Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company -- Dotted Line

March 31, 2003

Page 2

Item 27.          Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of February 1, 2009 was 19 and 552 respectively.

Item 28.           Indemnification

Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.          Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VLI Separate Account
Multi-Flex Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account	Nationwide VLI Separate Account-3
Nationwide Variable Account-II	Nationwide VLI Separate Account-4
Nationwide Variable Account-3	Nationwide VLI Separate Account-5
Nationwide Variable Account-4	Nationwide VLI Separate Account-6
Nationwide Variable Account-5	Nationwide VLI Separate Account-7
Nationwide Variable Account-6	Nationwide VL Separate Account-C
Nationwide Variable Account-7	Nationwide VL Separate Account-D
Nationwide Variable Account-8	Nationwide VL Separate Account-G
Nationwide Variable Account-9	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-10	Nationwide Provident VA Separate Account A
Nationwide Variable Account-11	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-13
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C
Nationwide VA Separate Account-D

(b)	Directors and Officers of NISC:

President	Robert O. Cline
Senior Vice President, Treasurer and Director	James D. Benson
Vice President	Karen R. Colvin
Vice President	Charles E. Riley
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President-Financial Systems & Treasury Services and Assistant Treasurer	Terry C. Smetzer
Associate Vice President	John J. Humphries, Jr.
Assistant Secretary	Mark E. Hartman
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 30.           Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.          Management Services

Not Applicable

Item 32.          Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company .

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-II, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 22nd day of April, 2009 .

NATIONWIDE VARIABLE ACCOUNT-II
(Registrant)
NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By /s/ W. MICHAEL STOBART
W. Michael Stobart
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 22nd day of April, 2009 .

MARK R. THRESHER
Mark R. Thresher, President, Chief Operating Officer and Director
LAWRENCE A. HILSHEIMER
Lawrence A. Hilsheimer, Executive Vice President-Finance and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
PETER GOLATO
Peter Golato, Senior Vice President-Individual Protection Business Head and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director

By /s/ W. MICHAEL STOBART
W. Michael Stobart
Attorney-in-Fact